UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04878

SEI Institutional Managed Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: September 30, 2012

Date of reporting period: September 30, 2012

Item 1.	Reports to Stockholders.

September 30, 2012

ANNUAL REPORT

SEI Institutional Managed Trust

Large Cap Fund

Large Cap Value Fund

Large Cap Growth Fund

Tax-Managed Large Cap Fund

S&P 500 Index Fund

Small Cap Fund

Small Cap Value Fund

Small Cap Growth Fund

Tax-Managed Small/Mid Cap Fund

Mid-Cap Fund

U.S. Managed Volatility Fund

Global Managed Volatility Fund

Tax-Managed Managed Volatility Fund

Real Estate Fund

Enhanced Income Fund

Core Fixed Income Fund

U.S. Fixed Income Fund

High Yield Bond Fund

Real Return Fund

Multi-Strategy Alternative Fund

Multi-Asset Accumulation Fund

Multi-Asset Income Fund

Multi-Asset Inflation Managed Fund

Multi-Asset Capital Stability Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Trust’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2012

Large Cap Fund

I. Objective

The Large Cap Fund (“the Fund”) seeks to provide long-term growth of capital and income.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub advisers with differing investment approaches to manage portions of the Fund’s portfolio, under the general supervision of SEI Investments Management Corp. (“SIMC”). The Fund utilized the following sub-advisers as of September 30, 2012: AQR Capital Management, AJO, L.P., Brown Investment Advisory, Delaware Management Company, LSV Asset Management, Waddell & Reed Asset Management and WestEnd Advisors. For the one-year period, Neuberger Berman LLC was terminated. There were no manager additions during the one-year period.

III. Market Commentary

For the year ended September 30, 2012, markets gained 30.06% as measured by the Russell 1000 Index. After selling off in the third quarter of 2011, the market rallied during the final quarter of the year. An October rally, fuelled by the prospect of a resolution to the European sovereign debt crisis and positive corporate earnings reports, lost momentum in November as the congressional super committee failed to devise a deficit reduction plan. After a roughly flat December, investors were once again in risk-on mode and the market rallied sharply. A series of positive economic indicators, most notably a drop in the unemployment rate, fueled investor optimism and European debt woes took a back seat. After a flat April, the market sold off in the subsequent months as elections in Greece favored candidates running on anti-austerity platforms, making a Greek departure from the eurozone close to reality. Spain also began to show increasing signs of weakness. In late June, lackluster U.S. economic indicators sparked speculation that the Federal Reserve (“Fed”) would act to further stimulate the tepid economy. The market received an additional shot in the arm when European Central Bank President Mario Draghi pledged to do “whatever it takes” to support the euro in late July. Stimulus speculation continued through August, sending the market rallying. A German court’s ruling that the ratification of the euro area’s permanent bailout fund was constitutional contributed to gains. Stimulus speculation became a reality on September 13 when the Fed announced that it would purchase $40 billion of agency mortgage backed securities per month with no defined end date in an attempt to stimulate the fragile economy. In the final days of the fiscal year, stocks were sent lower on concerns over a global slowdown.

Regarding sectors, Consumer Discretionary, Telecommunications and Financials led the advancement while Utilities, Consumer Staples and Energy lagged the broader market. Value stocks outperformed their growth counterparts.

IV. Return vs. Benchmark

For the year ended September 30, 2012, the Large Cap Fund, Class A, underperformed the Russell 1000 Index, returning 29.04% versus the index return of 30.06%.

V. Fund Attribution

Subpar stock selection within Consumer Discretionary, specifically consumer services and consumer durables, and Industrials detracted from relative performance. Picks within Information Technology, Energy and Financials were accretive. An underweight to Utilities also contributed.

The Fund used derivatives during the year ended September 30, 2012. Specifically, futures contracts were used to equitize the cash balance for the Fund; the use of derivatives did not have a material impact on performance.

Large Cap Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized Inception to Date
Large Cap Fund, Class A	29.04%	11.40%	11.40%
Russell 1000 Index	30.06%	13.27%	13.26%

Comparison of Change in the Value of a $100,000 Investment in the Large Cap Fund, Class A, versus the Russell 1000 Index

[1]

For the period ended 9/30/12. Past performance is no indication of future performance. Class A shares were offered beginning 10/01/09. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for the period reflect fee waivers and/or reimbursements in effect for the period; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Managed Trust / Annual Report / September 30, 2012	1

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2012

Large Cap Value Fund

I. Objective

The Large Cap Value Fund (“the Fund”) seeks to provide long-term growth of capital and income.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub advisers with differing investment approaches to manage portions of the Fund’s portfolio, under the general supervision of SEI Investments Management Corp. (“SIMC”). The Fund utilized the following sub advisers as of September 30, 2012, AJO, L.P., Lazard Asset Management, Tocqueville Asset Management and LSV Asset Management. There were no manager changes during the year ended September 30, 2012.

III. Market Commentary

For the year ended September 30, 2012, the markets gained 30.92% as measured by the Russell 1000 Value Index. After selling off in the third quarter of 2011, the market rallied during the final quarter of the year. An October rally, fuelled by the prospect of a resolution to the European sovereign debt crisis and positive corporate earnings reports, lost momentum in November as the congressional super committee failed to devise a deficit reduction plan. After a roughly flat December, investors were once again in risk-on mode and the market rallied sharply. A series of positive economic indicators, most notably a drop in the unemployment rate, fueled investor optimism and European debt woes took a back seat. After a flat April, the market sold off in the subsequent months as elections in Greece favored candidates running on anti-austerity platforms, making a Greek departure from the eurozone close to reality. Spain also began to show increasing signs of weakness. In late June, lackluster U.S. economic indicators sparked speculation that the Federal Reserve (“Fed”) would act to further stimulate the tepid economy. The market received an additional shot in the arm when European Central Bank President Mario Draghi pledged to do “whatever it takes” to support the euro in late July. Stimulus speculation continued through August, sending the market rallying. A German court’s ruling that the ratification of the euro area’s permanent bailout fund was constitutional contributed to gains. Stimulus speculation became a reality on September 13 when the Fed announced that it would purchase $40 billion of agency mortgage backed securities per month with no defined end date in an attempt to stimulate the fragile economy. In the final days of the fiscal year, stocks were sent lower on concerns over a global slowdown.

Regarding sectors, Consumer Discretionary was the best performer by a sizeable margin followed by Telecommunications and Industrials. Utilities and Information Technology (“IT”) lagged by sizable margins. From a style perspective, value stocks outperformed their growth counterparts.

IV. Return vs. Benchmark

For the year ended September 30, 2012, the Large Cap Value Fund, Class A, underperformed the Russell 1000 Value Index, returning 29.54% versus the index return of 30.92%.

V. Fund Attribution

The Fund’s underperformance, in aggregate, was driven by subpar sector allocation decisions, though relative performance from stock selection across sectors was mixed. Picks within Consumer Discretionary and Industrials detracted; however, strong stock selection within Financials offset the impact. From a sector allocation perspective, an overweight to IT detracted along with underweights to Telecommunications and Financials.

The Fund used derivatives during the year ended September 30, 2012. Specifically, futures contracts were used to equitize the cash balance for the Fund; the use of derivatives did not have a material impact on performance.

Large Cap Value Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Since Inception
Large Cap Value Fund, Class A	29.54%	10.90%	(1.86)%	7.17%	7.64%
Large Cap Value Fund, Class I	29.20%	10.64%	(2.09)%	6.91%	2.80%
Russell 1000 Value Index	30.92%	11.84%	(0.90)%	8.17%	9.07%

Comparison of Change in the Value of a $100,000 Investment in the Large Cap Value Fund, Class A and Class I, versus the Russell 1000 Value Index

[1]

For the period ended 9/30/12. Past performance is no indication of future performance. The performance indicated above for Class A Shares begins on 10/3/94 at which time Mellon Equity Associates acted as investment adviser to the Fund. Previous periods during which the Fund was advised by another investment adviser are not shown. Class I Shares performance for the period prior to 8/6/01 is performance derived from the performance of the Class A Shares. The performance of Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I shareholders. Class A Shares were offered beginning 10/3/94 and Class I Shares were offered beginning 8/6/01. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

2	SEI Institutional Managed Trust / Annual Report / September 30, 2012

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2012

Large Cap Growth Fund

I. Objective

The Large Cap Growth Fund (“the Fund”) seeks to provide capital appreciation.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub advisers with differing investment approaches to manage portions of the Fund’s portfolio, under the general supervision of SEI Investments Management Corp. (“SIMC”). The Fund utilized the following sub advisers as of September 30, 2012: Brown Investment Advisory, Delaware Management Company and INTECH Investment Management. During the year ended September 30, 2012, the Fund terminated Neuberger Berman LLC.

III. Market Commentary

For the year ended September 30, 2012, the market gained 29.19% as measured by the Russell 1000 Growth Index. After selling off in the third quarter of 2011, the market rallied during the final quarter of the year. An October rally, fuelled by the prospect of a resolution to the European sovereign debt crisis and positive corporate earnings reports, lost momentum in November as the congressional super committee failed to devise a deficit reduction plan. After a roughly flat December, investors were once again in risk-on mode and the market rallied sharply. A series of positive economic indicators, most notably a drop in the unemployment rate, fueled investor optimism and European debt woes took a back seat. After a flat April, the market sold off in the subsequent months as elections in Greece favored candidates running on anti-austerity platforms, making a Greek departure from the eurozone close to reality. Spain also began to show increasing signs of weakness. In late June, lackluster U.S. economic indicators sparked speculation that the Federal Reserve (Fed) would act to further stimulate the tepid economy. The market received an additional shot in the arm when European Central Bank President Mario Draghi pledged to do “whatever it takes” to support the euro in late July. Stimulus speculation continued through August, sending the market rallying. A German court’s ruling that the ratification of the euro area’s permanent bailout fund was constitutional contributed to gains. Stimulus speculation became a reality on September 13 when the Fed announced that it would purchase $40 billion of agency mortgage backed securities per month with no defined end date in an attempt to stimulate the fragile economy. In the final days of the fiscal year, stocks were sent lower on concerns over a global slowdown.

Regarding sectors, Utilities was the best performer, though the sector represents a very small part of the benchmark. Information Technology (IT), Health Care and Financials, among others, bested the broader market while Consumer Staples, Industrials and Telecommunications lagged. From a style perspective, growth lagged its value counterparts.

IV. Return vs. Benchmark

For the year ended September 30, 2012, the Large Cap Growth Fund, Class A, outperformed the Russell 1000 Growth Index, returning 29.47% versus the index return of 29.19%.

V. Fund Attribution

The Fund’s outperformance was driven by both strong sector allocation and stock selection decisions. Picks within IT along with overweights to IT and Energy were the primary drivers of relative outperformance. Stock selection within Industrials, Consumer Discretionary and Financials detracted.

The Fund used derivatives during the year ended September 30, 2012. Specifically, futures contracts were used to equitize the cash balance for the Fund; the use of derivatives did not have a material impact on performance.

Large Cap Growth Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
Large Cap Growth Fund, Class A	29.47%	13.65%	1.95%	7.36%	7.06%
Large Cap Growth Fund, Class I	29.18%	13.40%	1.73%	7.11%	6.73%
Russell 1000 Growth Index	29.19%	14.73%	3.24%	8.41%	7.85%

Comparison of Change in the Value of a $100,000 Investment in the Large Cap Growth Fund, Class A and Class I, versus the Russell 1000 Growth Index

[1]

For the period ended 9/30/12. Past performance is no indication of future performance. Class I Shares performance for the period prior to 8/6/01 is the performance derived from the performance of the Class A Shares. The performance of Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I shareholders. Class A Shares were offered beginning 12/20/94 and Class I Shares were offered beginning 8/6/01. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Managed Trust / Annual Report / September 30, 2012	3

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2012

Tax-Managed Large Cap Fund

I. Objective

The Tax-Managed Large Cap Fund (“the Fund”) aims to provide high long-term after-tax returns.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub advisers with differing investment approaches to manage portions of the Fund’s portfolio, under the general supervision of SEI Investments Management Corp. (“SIMC”). The Fund utilized the following sub advisers as of September 30, 2012, AQR Capital Management, AJO, L.P., Brown Investment Advisory, Delaware Management Company, LSV Asset Management, Parametric Portfolio Associates, Waddell & Reed Asset Management and WestEnd Advisors. For the one-year period, Neuberger Berman LLC was terminated. There were no manager additions during the one-year period.

III. Market Commentary

For the year ended September 30, 2012, markets gained 30.06% as measured by the Russell 1000 Index. After selling off in the third quarter of 2011, the market rallied during the final quarter of the year. An October rally, fuelled by the prospect of a resolution to the European sovereign debt crisis and positive corporate earnings reports, lost momentum in November as the congressional super committee failed to devise a deficit reduction plan. After a roughly flat December, investors were once again in risk-on mode and the market rallied sharply. A series of positive economic indicators, most notably a drop in the unemployment rate, fueled investor optimism and European debt woes took a back seat. After a flat April, the market sold off in the subsequent months as elections in Greece favored candidates running on anti-austerity platforms, making a Greek departure from the eurozone close to reality. Spain also began to show increasing signs of weakness. In late June, lackluster U.S. economic indicators sparked speculation that the Federal Reserve (Fed) would act to further stimulate the tepid economy. The market received an additional shot in the arm when European Central Bank President Mario Draghi pledged to do “whatever it takes” to support the euro in late July. Stimulus speculation continued through August, sending the market rallying. A German court’s ruling that the ratification of the euro area’s permanent bailout fund was constitutional contributed to gains. Stimulus speculation became a reality on September 13 when the Fed announced that it would purchase $40 billion of agency mortgage backed securities per month with no defined end date in an attempt to stimulate the fragile economy. In the final days of the fiscal year, stocks were sent lower on concerns over a global slowdown.

Regarding sectors, Consumer Discretionary, Telecommunications and Financials led the advancement while Utilities, Consumer Staples and Energy lagged the broader market. Value stocks outperformed their growth counterparts.

IV. Return vs. Benchmark

For the year ended September 30, 2012, the Tax-Managed Large Cap Fund Class A, underperformed the Russell 1000 Index, returning 29.70% versus the index return of 30.06%.

V. Fund Attribution

Subpar stock selection within Consumer Discretionary, specifically consumer services and consumer durables, and Industrials detracted from relative performance. Picks within Information Technology, Energy and Financials were accretive. An underweight to Utilities also contributed.

The Fund used derivatives during the year ended September 30, 2012. Specifically, futures contracts were used to equitize the cash balance for the Fund; the use of derivatives did not have a material impact on performance.

Tax-Managed Large Cap Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
Tax-Managed Large Cap Fund, Class A	29.70%	11.87%	(0.03)%	7.44%	3.21%
Tax-Managed Large Cap Fund, Class Y	30.03%	12.26%	0.31%	7.80%	4.11%
Russell 1000 Index	30.06%	13.27%	1.22%	8.35%	4.43%

Comparison of Change in the Value of a $100,000 Investment in the Tax-Managed Large Cap Fund, Class A and Class Y, versus the Russell 1000 Index

[1]

For the period ended 9/30/12. Past performance is no indication of future performance. Class Y Shares performance for the period prior to 4/8/02 is performance derived from the performance of the Class A Shares. The performance of Class Y Shares may be different from the performance of Class A Shares because of different distribution fees paid by Class Y shareholders. Class A Shares were offered beginning 3/5/98 and Class Y Shares were offered beginning 4/8/02. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

4	SEI Institutional Managed Trust / Annual Report / September 30, 2012

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2012

S&P 500 Index Fund

I. Objective

The S&P 500 Index Fund (“the Fund”) seeks to achieve investment results that correspond to the aggregate price and dividend performance of the securities in the S&P 500 Index.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub advisers with differing investment approaches to manage portions of the Fund’s portfolio, under the general supervision of SEI Investments Management Corp. (“SIMC”). The Fund utilized the following sub adviser as of September 30, 2012. SSgA Funds Management (State Street). No manager changes were made for the one-year period.

III. Market Commentary

For the year ended September 30, 2012, the markets gained 30.20% as measured by the S&P 500 Index. After selling off in the third quarter of 2011, the market rallied during the final quarter of the year. An October rally, fuelled by the prospect of a resolution to the European sovereign debt crisis and positive corporate earnings reports, lost momentum in November as the congressional super committee failed to devise a deficit reduction plan. After a roughly flat December, investors were once again in risk-on mode and the market rallied sharply. A series of positive economic indicators, most notably a drop in the unemployment rate, fueled investor optimism and European debt woes took a back seat. After a flat April, the market sold off in the subsequent months as elections in Greece favored candidates running on anti-austerity platforms, making a Greek departure from the eurozone close to reality. Spain also began to show increasing signs of weakness. In late June, lackluster U.S. economic indicators sparked speculation that the Federal Reserve (“Fed”) would act to further stimulate the tepid economy. The market received an additional shot in the arm when European Central Bank President Mario Draghi pledged to do “whatever it takes” to support the euro in late July. Stimulus speculation continued through August, sending the market rallying. A German court’s ruling that the ratification of the euro area’s permanent bailout fund was constitutional contributed to gains. Stimulus speculation became a reality on September 13 when the Fed announced that it would purchase $40 billion of agency mortgage backed securities per month with no defined end date in an attempt to stimulate the fragile economy. In the final days of the fiscal year, stocks were sent lower on concerns over a global slowdown.

IV. Return vs. Benchmark

For the year ended September 30, 2012, the S&P 500 Index Fund, Class A, underperformed the S&P 500 Index, returning 29.74% versus the Index return of 30.20%. Please note that one cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses; therefore, its performance is higher than that of a mutual fund that passively invests in the same index.

V. Fund Attribution

The Fund’s performance followed a pattern similar to the performance of the S&P 500 Index since it invested in the same securities with generally the same weights. From a sector perspective, Consumer Discretionary and Telecommunications led the advancement. Utilities and Consumer Staples were the clear laggards during the period and investors generally preferred riskier assets.

The Fund used derivatives during the year ended September 30, 2012. Specifically, futures contracts were used to equitize the cash balance for the Fund; the use of derivatives did not have a material impact on performance.

SEI Institutional Managed Trust / Annual Report / September 30, 2012	5

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2012

S&P 500 Index Fund (Concluded)

S&P 500 Index Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
S&P 500 Index Fund, Class A	29.74%	12.84%	0.68%	7.60%	6.47%
S&P 500 Index Fund, Class I	29.46%	12.60%	0.46%	7.35%	5.18%
S&P 500 Index	30.20%	13.20%	1.05%	8.01%	6.91%

Comparison of Change in the Value of a $100,000 Investment in the S&P 500 Index Fund, Class A and Class I, versus the S&P 500 Index

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
S&P 500 Index Fund, Class E	29.97%	13.05%	0.86%	7.79%	9.94%
S&P 500 Index	30.20%	13.20%	1.05%	8.01%	6.91%

Comparison of Change in the Value of a $5,000,000 Investment in the S&P 500 Index Fund, Class E, versus the S&P 500 Index

[1]

For the period ended 9/30/12. Past performance is no indication of future performance. Class A shares were offered beginning 2/28/96. Class E shares were offered beginning 7/31/85. Class I shares were offered beginning 6/28/02. Class I shares performance for the period prior to 6/28/02 is performance derived from performance of the Class A shares. The performance of the Class A and Class I shares may be lower than the performance of Class E shares because of different distribution fees paid by Class A and Class I shareholders. Effective 7/31/97, the Board of Trustees approved the renaming of Class A and Class E shares to Class E and Class A shares, respectively. In addition, returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

6	SEI Institutional Managed Trust / Annual Report / September 30, 2012

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2012

Small Cap Fund

I. Objective

The Small Cap Fund (the “Fund”) seeks to provide capital appreciation.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio, under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund utilized the following sub-advisers as of September 30, 2012: AllianceBernstein, L.P., AQR Capital Management, LLC, Fiduciary Management Associates, LLC, Integrity Asset Management, LLC, JP Morgan Investment Management, Robeco Investment Management Inc., Timberline Asset Management, LLC and William Blair & Company, LLC. For the year ended September 30, 2012, Allianz Global Investors Capital, LLC and Wellington Management Company, LLP were terminated, and AllianceBernstein, L.P., Fiduciary Management Associates, LLC and Timberline Asset Management, LLC were added to the Fund.

III. Market Commentary

For the year ended September 30, 2012, U.S. equity markets (as measured by the Russell 3000 Index) advanced 30.20%. Stock markets mirrored the pattern of recent years by posting solid gains late in the calendar year and into the next year but then faltering midyear on global macroeconomic concerns. This time, however, the Fund’s fiscal year ended on a stronger note for stocks, with gains fueled by stimulus measures initiated by the European Central Bank and the U.S. Federal Reserve. Although investors continue to grapple with meager economic growth prospects, uncertainty related to the U.S. presidential election and the looming fiscal cliff (a package of sharp tax hikes and spending cuts scheduled to take effect in the U.S. in January 2013), accommodative monetary policy and pockets of economic strength such as housing have given investors reason to be upbeat. Small-cap stocks finished the period just 3% below their high mark for the period, which occurred in September 2012 and roughly equates to the highs reached in 2011 and 2007.

Small-cap stocks (as measured by the Russell 2000 Index) gained 31.91% and, aided by accommodative monetary policy, outpaced large-cap stocks (as measured by the Russell 1000 Index). From a factor perspective, value stocks (as defined by the Russell 2000 Value Index) slightly outperformed growth stocks (Russell 2000 Growth Index).

IV. Return vs. Benchmark

For the year ended September 30, 2012, the Small Cap Fund, Class A, underperformed its benchmark, the Russell 2000 Index, returning 29.93% versus the Index return of 31.91%.

V. Fund Attribution

The Fund underperformed its benchmark due to a modestly unfavorable impact from sector allocation. The Fund’s overweight position in the Energy sector had an adverse effect, as did its underweight position in Health Care. These more than offset the benefit of underweighting Consumer Staples and Utilities. Stock selection was slightly negative, as beneficial decisions in Industrials and Information Technology were offset by unfavorable choices in Consumer Discretionary, Materials and Health Care.

The Fund used derivatives during the year ended September 30, 2012. Futures contracts were used to equitize the Fund’s cash balance. The use of derivatives did not have a material impact on performance.

Small Cap Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized Inception to Date
Small Cap Fund, Class A	29.93%	10.68%	10.68%
Russell 2000 Index	31.91%	12.99%	12.97%

Comparison of Change in the Value of a $100,000 Investment in the Small Cap Fund, Class A, versus the Russell 2000 Index

[1]

For the period ended 9/30/12. Past performance is no indication of future performance. Class A shares were offered beginning 10/01/09. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for the period reflect fee waivers and/or reimbursements in effect for the period; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Managed Trust / Annual Report / September 30, 2012	7

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2012

Small Cap Value Fund

I. Objective

The Small Cap Value Fund (the “Fund”) seeks to provide capital appreciation.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio, under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund utilized the following sub-advisers as of September 30, 2012: Artisan Partners, L.P., Fiduciary Management Associates, LLC, Lee Munder Capital Group, LLC, LSV Asset Management, Martingale Asset Management, L.P., Robeco Investment Management Inc., Security Capital Research + Management and William Blair + Company, LLC. For the year ended September 30, 2012, Fiduciary Management Associates, LLC was added to the Fund.

III. Market Commentary

For the year ended September 30, 2012, U.S. equity markets (as measured by the Russell 3000 Index) advanced 30.20%. Stock markets mirrored the pattern of recent years by posting solid gains late in the calendar year and into the next year but then faltering midyear on global macroeconomic concerns. This time, however, the Fund’s fiscal year ended on a stronger note for stocks, with gains fueled by stimulus measures initiated by the European Central Bank and the U.S. Federal Reserve. Although investors continue to grapple with meager economic growth prospects, uncertainty related to the U.S. presidential election and the looming fiscal cliff (a package of sharp tax hikes and spending cuts scheduled to take effect in the U.S. in January 2013), accommodative monetary policy and pockets of economic strength such as housing have given investors reason to be upbeat. Small-cap stocks finished the period just 3% below their high mark for the period, which occurred in September 2012 and roughly equates to the highs reached in 2011 and 2007.

Small-cap stocks (as measured by the Russell 2000 Index) gained 31.91% and, aided by accommodative monetary policy, outpaced large-cap stocks (as measured by the Russell 1000 Index). From a factor perspective, value stocks (as defined by the Russell 2000 Value Index) slightly outperformed growth stocks (Russell 2000 Growth Index).

IV. Return vs. Benchmark

For the year ended September 30, 2012, the Small Cap Value Fund, Class A, underperformed the Russell 2000 Value Index, returning 29.04% versus the Index return of 32.63%.

V. Fund Attribution

The Fund underperformed its benchmark mostly due to security selection, although sector allocation also detracted. The Fund’s underweight position in Utilities was helpful but more than offset by overweight positions in Energy and Information Technology and underweight positions in Financials and Consumer Discretionary. Stock selection was detrimental in Consumer Discretionary, Materials and, to a lesser extent, Information Technology and Industrials. Stock selection added value in Financials.

The Fund used derivatives during the year ended September 30, 2012. Futures contracts were used to equitize the cash balance for the Fund. The use of derivatives did not have a material impact on performance.

Small Cap Value Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
Small Cap Value Fund, Class A	29.04%	10.93%	0.78%	9.60%	9.77%
Small Cap Value Fund, Class I	28.78%	10.69%	0.54%	9.32%	9.43%
Russell 2000 Value Index	32.63%	11.72%	1.55%	9.68%	10.29%

Comparison of Change in the Value of a $100,000 Investment in the Small Cap Value Fund, Class A and Class I, versus the Russell 2000 Value Index

[1]

For the period ended 9/30/12. Past performance is no indication of future performance. Class I Shares performance for the period prior to 2/11/02 is performance derived from the performance of the Class A Shares. The performance of Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I shareholders. Class A Shares were offered beginning 12/20/94 and Class I Shares were offered beginning 2/11/02. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

8	SEI Institutional Managed Trust / Annual Report / September 30, 2012

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2012

Small Cap Growth Fund

I. Objective

The Small Cap Growth Fund (the “Fund”) seeks to provide long-term capital appreciation.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio, under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund utilized the following sub-advisers as of September 30, 2012: AllianceBernstein, L.P., AQR Capital Management LLC, Janus Capital Management LLC, JP Morgan Investment Management Inc. and Timberline Asset Management, LLC. For the year ended September 30, 2012, Allianz Global Investors Capital, LLC was terminated and AllianceBernstein, L.P. and Timberline Asset Management, LLC were added to the Fund.

III. Market Commentary

For the year ended September 30, 2012, U.S. equity markets (as measured by the Russell 3000 Index) advanced 30.20%. Stock markets mirrored the pattern of recent years by posting solid gains late in the calendar year and into the next year but then faltering midyear on global macroeconomic concerns. This time, however, the Fund’s fiscal year ended on a stronger note for stocks, with gains fueled by stimulus measures initiated by the European Central Bank and the U.S. Federal Reserve. Although investors continue to grapple with meager economic growth prospects, uncertainty related to the U.S. presidential election and the looming fiscal cliff (a package of sharp tax hikes and spending cuts scheduled to take effect in the U.S. in January 2013), accommodative monetary policy and pockets of economic strength such as housing have given investors reason to be upbeat. Small-cap stocks finished the period just 3% below their high mark for the period, which occurred in September 2012 and roughly equates to the highs reached in 2011 and 2007.

Small-cap stocks (as measured by the Russell 2000 Index) gained 31.91% and, aided by accommodative monetary policy, outpaced large-cap stocks (as measured by the Russell 1000 Index). From a factor perspective, value stocks (as defined by the Russell 2000 Value Index) slightly outperformed growth stocks (as defined by the Russell 2000 Growth Index).

IV. Return vs. Benchmark

For the year ended September 30, 2012, the Small Cap Growth Fund, Class A, underperformed the Russell 2000 Growth Index, returning 30.77% versus the Index return of 31.18%.

V. Fund Attribution

The Fund performed modestly underperformed the Index, as beneficial stock selection was offset by adverse sector allocation. The Fund profited from its underweight position in Consumer Staples, but this was more than offset by overweight positions in Industrials and Information Technology and underweight positions in Health Care and Materials. The Fund’s security choices in Health Care, Information Technology and Industrials performed well and more than compensated for less favorable decisions in Consumer Discretionary and Energy.

The Fund used derivatives during the year ended September 30, 2012. Futures contracts were used to equitize the cash balance for the Fund. The use of derivatives did not have a material impact on performance.

Small Cap Growth Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
Small Cap Growth Fund, Class A	30.77%	12.74%	(1.54)%	7.74%	8.34%
Small Cap Growth Fund, Class I	30.54%	12.47%	(1.79)%	7.47%	8.01%
Russell 2000 Growth Index	31.18%	14.19%	2.96%	10.55%	6.55%

Comparison of Change in the Value of a $100,000 Investment in the Small Cap Growth Fund, Class A and Class I, versus the Russell 2000 Growth Index

[1]

For the period ended 9/30/12. Past performance is no indication of future performance. Class I Shares performance for the period prior to 8/6/01 is performance derived from the performance of the Class A Shares. The performance of Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I shareholders. Class A Shares were offered beginning 4/20/92 and Class I Shares were offered beginning 8/6/01. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Managed Trust / Annual Report / September 30, 2012	9

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2012

Tax-Managed Small/Mid Cap Fund

I. Objective

The Tax-Managed Small/Mid Cap Fund (the “Fund”) seeks to provide high long-term after-tax returns.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio, under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund utilized the following sub-advisers as of September 30, 2012: AllianceBernstein, L.P., Century Capital Management, LLC, Lee Munder Capital Group, LLC, LSV Asset Management, Parametric Portfolio Associates, LLC, Wellington Management Company, LLP and William Blair + Company, LLC. For the year ended September 30, 2012, AllianceBernstein, L.P. was added to the Fund.

III. Market Commentary

For the year ended September 30, 2012, U.S. equity markets (as measured by the Russell 3000 Index) advanced 30.20%. Stock markets mirrored the pattern of recent years by posting solid gains late in the calendar year and into the next year but then faltering midyear on global macroeconomic concerns. This time, however, the Fund’s fiscal year ended on a stronger note for stocks, with gains fueled by stimulus measures initiated by the European Central Bank and the U.S. Federal Reserve. Although investors continue to grapple with meager economic growth prospects, uncertainty related to the U.S. presidential election and the looming fiscal cliff (a package of sharp tax hikes and spending cuts scheduled to take effect in the U.S. in January 2013), accommodative monetary policy and pockets of economic strength such as housing have given investors reason to be upbeat. Small-cap stocks finished the period just 3% below their high mark for the period, which occurred in September 2012 and roughly equates to the highs reached in 2011 and 2007.

Small-cap stocks (as measured by the Russell 2000 Index) gained 31.91% and, aided by accommodative monetary policy, outpaced large-cap stocks (as measured by the Russell 1000 Index). From a factor perspective, value stocks (as defined by the Russell 2000 Value Index) slightly outperformed growth stocks (as defined by the Russell 2000 Growth Index).

IV. Return vs. Benchmark

For the year ended September 30, 2012, the Tax-Managed Small/Mid Cap Fund, Class A, underperformed the Russell 2500 Index, returning 28.09% versus the Index return of 30.93%.

V. Fund Attribution

The Fund underperformed its benchmark mostly due to security selection, though sector allocation was unfavorable as well. The Fund’s underweight position in Utilities was beneficial, but was more than offset by the performance drag from the Fund’s overweight positions in Information Technology and Consumer Staples and underweight to Financials. Security selection was solid in Information Technology, but this benefit was overwhelmed by detractors in Consumer Staples, Health Care, Consumer Discretionary and Industrials.

The Fund used derivatives during the year ended September 30, 2012. Futures contracts were used to equitize the cash balance for the Fund. The use of derivatives did not have a material impact on performance.

Tax-Managed Small/Mid Cap Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
Tax-Managed Small/Mid Cap Fund, Class A	28.09%	12.39%	0.32%	8.77%	4.80%
Russell 2500 Index	30.93%	14.06%	2.80%	10.86%	6.70%

Comparison of Change in the Value of a $100,000 Investment in the Tax-Managed Small/Mid Cap Fund, Class A, versus the Russell 2500 Index

[1]

For the period ended 9/30/12. Past performance is no indication of future performance. Fund shares were offered beginning 10/31/00. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower

10	SEI Institutional Managed Trust / Annual Report / September 30, 2012

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2012

Mid-Cap Fund

I. Objective

The Mid-Cap Fund (the “Fund”) seeks to provide long-term capital appreciation.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio, under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund utilized the following sub-advisers as of September 30, 2012: JP Morgan Investment Management Company, Lee Munder Capital Group, LLC, and Quantitative Management Associates, LLC. For the year ended September 30, 2012, no sub-advisers were terminated from the Fund or added to the Fund.

III. Market Commentary

For the year ended September 30, 2012, U.S. equity markets (as measured by the Russell 3000 Index) advanced 30.20%. Stock markets mirrored the pattern of recent years by posting solid gains late in the calendar year and into the next year but then faltering midyear on global macroeconomic concerns. This time, however, the Fund’s fiscal year ended on a stronger note for stocks, with gains fueled by stimulus measures initiated by the European Central Bank and the U.S. Federal Reserve. Although investors continue to grapple with meager economic growth prospects, uncertainty related to the U.S. presidential election and the looming fiscal cliff (a package of sharp tax hikes and spending cuts scheduled to take effect in the U.S. in January 2013), accommodative monetary policy and pockets of economic strength such as housing have given investors reason to be upbeat. Small-cap stocks finished the period just 3% below their high mark for the period, which occurred in September 2012 and roughly equates to the highs reached in 2011 and 2007.

Mid-cap stocks, as measured by the Russell Midcap Index, lagged both large-cap and small-cap stocks. From a factor perspective, value stocks (as defined by the Russell Midcap Value Index) modestly outperformed growth stocks (as defined by the Russell Midcap Growth Index).

IV. Return vs. Benchmark

For the year ended September 30, 2012, the Mid-Cap Fund, Class A, outperformed the Russell Midcap Index, returning 29.50% versus the Index return of 28.03%.

V. Fund Attribution

The Fund outperformed the Index due to favorable stock selection and a tailwind from sector allocation. The Fund benefited from its underweight position in Consumer Staples and overweight to Industrials, which more than offset an underweight to Financials and overweight to Information Technology. Security selection was most helpful in the Consumer Discretionary, Information Technology, Financials and Industrials sectors. It was modestly counterproductive in Energy and Health Care.

The Fund used derivatives during the year ended September 30, 2012. Futures contracts were used to equitize the cash balance for the Fund. The use of derivatives did not have a material impact on performance.

Mid-Cap Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
Mid-Cap Fund, Class A	29.50%	12.11%	(0.12)%	9.86%	9.10%
Mid-Cap Fund, Class I	29.21%	11.84%	(0.35)%	9.58%	8.79%
Russell Midcap Index	28.03%	14.26%	2.24%	11.18%	10.36%

Comparison of Change in the Value of a $100,000 Investment in the Mid-Cap Fund, Class A and Class I, versus the Russell Midcap Index

[1]

For the period ended 9/30/12. Past performance is no indication of future performance. Class I Shares performance for the period prior to 10/01/07 is performance derived from the performance of the Class A Shares. The performance of Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I Shares. Class A Shares were offered beginning 2/16/93 and Class I Shares were offered beginning 10/01/07. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Managed Trust / Annual Report / September 30, 2012	11

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2012

U.S. Managed Volatility Fund

I. Objective:

The Fund seeks capital appreciation with less volatility than the broad U.S. equity markets.

II. Multi-Manager Approach Statement:

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund utilized the following sub-advisers as of September 30, 2012: AJO, L.P., Analytic Investors, LLC and LSV Asset Management. For the year ended September 30, 2012, no sub-advisor changes were made in the Fund.

III. Market Commentary:

Despite a number of fits and starts, markets charged ahead overall for the year ended September 2012, propelled by the realization that a double-dip recession was unlikely and that European policymakers had finally started doing something about the slow-motion car crash they call a currency union. By providing adequate liquidity to failing banks in the eurozone, the European Central Bank buoyed all risky assets in early 2012. Just as the economy started showing signs of slowing again in the summer of 2012, central banks around the world stepped in with their printing presses, and the risk rally resumed.

With plenty of central-bank liquidity sloshing around and promises of unlimited additions if needed, it is not surprising that the Fund’s lower-risk approach lagged some, as economically sensitive and high-beta sectors such as Consumer Discretionary and Financials outperformed, while defensive sectors such as Utilities and Consumer Staples lagged. Uncharacteristically, given its recent history, the Energy sector underperformed during the bull-market rally, held back by slowing Chinese growth and cheap shale gas coming on line in the U.S.

IV. Return vs. Benchmark:

For the year ended September 30, 2012, the U.S. Managed Volatility Fund, Class A, underperformed the Russell 3000 Index, returning 23.41% versus the Index return of 30.20%.

V. Fund Attribution:

For the fiscal year, the Fund successfully achieved its primary objective of lowering volatility.

With low-risk names significantly lagging the broader market, the Fund experienced strong headwinds relatively to the benchmark. Sector allocations explain about half the underperformance, with overweights in Utilities and Consumer Staples and underweights in Financials and Consumer Discretionary being the biggest detractors. The Fund’s underweight to Energy partially mitigated the relative-performance drag. Stock selection was worst in Information Technology, mostly due to no holdings in market darlings such as Apple, Google and eBay. Not holding Apple alone cost the Fund over 1% in relative performance during the period.

A low-risk strategy with a focus on downside-risk management is expected to lag during strong market rallies, and the last 12 months are a good example of that. Adjusting for the Fund’s low-risk profile, the results were still quite healthy. During the period, the Fund exhibited roughly 30% less volatility than the overall market (as measured by standard deviation, a statistical measure of how widely returns are dispersed around their average) and gave up less than 20% of the broader market’s returns.

Derivatives were used in the Fund in order to equitize cash. Specifically, futures contracts for the S&P 500 Index and S&P MidCap 400 Index were used throughout the year ended September 30, 2012. The use of derivatives did not have a significant impact on Fund performance.

12	SEI Institutional Managed Trust / Annual Report / September 30, 2012

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2012

U.S. Managed Volatility Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date
U.S. Managed Volatility Fund, Class A	23.41%	14.70%	2.87%	6.56%
U.S. Managed Volatility Fund, Class I	23.08%	14.44%	2.61%	6.22%
Russell 3000 Index	30.20%	13.26%	1.30%	5.64%

Comparison of Change in the Value of a $150,000 Investment in the U.S. Managed Volatility Fund, Class A and Class I, versus the Russell 3000 Index

[1]

For the period ended 9/30/12. Past performance is no indication of future performance. Class I Shares performance for the period prior to 6/29/07 is performance derived from the performance of the Class A Shares. The performance of the Class I Shares may be lower then the performance of the Class A Shares because of different distribution fees paid by Class I shareholders. Class A Shares were offered beginning 10/28/04 and Class I Shares were offered beginning 6/29/07. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Managed Trust / Annual Report / September 30, 2012	13

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2012

Global Managed Volatility Fund

I. Objective:

The Fund seeks capital appreciation with less volatility than the broad global-equity markets.

II. Multi-Manager Approach Statement:

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund utilized the following sub-advisers as of September 30, 2012: Acadian Asset Management, LLC and Analytic Investors, LLC. For the year ended September 30, 2012, no sub-adviser changes were made in the Fund.

III. Market Commentary:

Despite a number of fits and starts, markets charged ahead overall for the year ended September 2012, propelled by the realization that a double-dip recession was unlikely and that European policymakers finally started doing something about the slow-motion car crash they call a currency union. By providing adequate liquidity to failing banks in the eurozone, the European Central Bank bouyed all risky assets in early 2012. Just as the economy started showing the signs of slowing down again in summer months of 2012, central bankers around the world stepped in with their printing presses, and the risk rally resumed.

With plenty of liquidity sloshing around and promises of unlimited additions if needed, it is not surprising that the Fund’s lower-risk approach was unpopular with investors. As a result, economically sensitive and high-beta sectors such as Consumer Discretionary and Financials outperformed, while defensive sectors such as Utilities and Consumer Staples lagged. Uncharacteristically, given its recent history, the Energy sector underperformed during the bull-market rally, held back by slowing Chinese growth and cheap shale gas coming on line in the U.S.

IV. Return vs. Benchmark:

For the year ended September 30, 2012, the Global Managed Volatility Fund, Class A, underperformed the MSCI World USD Hedged Index, returning 14.89% versus the Index return of 21.40%.

V. Fund Attribution:

For the fiscal year, the Fund successfully reached its objective of lower volatility than the overall market. In local terms, it realized an annualized intra-year standard deviation (a statistical measure of how widely returns are dispersed around their average) more than 50% lower than the MSCI World Index.

However, with low-risk names significantly lagging the broader market, the Fund experienced strong headwinds relatively to the benchmark. Sector allocation explains about one-third of the underperformance, with overweights in Utilities and underweights in Financials and Information Technology being the biggest detractors. The Fund’s underweight to the lagging Materials sector partially mitigated the relative-performance drag. Stock selection was least effective in the Consumer Staples sector, where European supermarkets sold off as investors dumped them in favor of riskier plays. Selection in Information Technology also suffered, due primarily to no holdings in market darlings such as as Apple, Google and eBay. Not holding Apple alone cost the Fund over 0.75% in relative performance.

A low-risk strategy with a focus on downside-risk management is expected to lag during strong market rallies, and the last 12 months are a good example of that. Adjusting for the low-risk profile, the results were quite healthy. During the period, the Fund exhibited roughly half the volatility of the overall market (as measured by standard deviation, a statistical measure of how widely returns are dispersed around their average) and gave up less than 25% of the broader market’s returns.

Derivatives were used in the Fund in order to equitize cash and manage the risk of currency appreciation and depreciation. Specifically, equity-futures contracts for the S&P 500, Euro Stoxx 50, FTSE 100 and Share Price 200 Indices were used throughout the year ended September 30, 2012. Currency forwards were used to sell foreign currencies against the U.S. dollar (“USD”) in order to mitigate the impact of currency movements on investors’ portfolios. Whereas the use of equity futures did not have a significant impact on Fund performance, the currency-hedging activity subtracted from the Fund’s returns, as the USD depreciated against most currencies during the Fund’s fiscal year.

Derivatives were used in the Fund to hedge currency risks. Currency forwards were used to sell foreign currencies against the U.S. dollar in

14	SEI Institutional Managed Trust / Annual Report / September 30, 2012

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2012

order to mitigate their risk from impacting investors’ portfolios. Currency hedging activity subtracted from the Fund’s returns as the U.S. dollar depreciated over most currencies during the period. In the stressful months during the summer of 2011, hedging protected the Fund’s returns as intended, positively contributing to the results.

Global Managed Volatility Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date
Global Managed Volatility Fund, Class A	14.89%	7.94%	(1.97)%	0.51%
Global Managed Volatility Fund, Class I	14.45%	7.67%	(2.24)%	0.19%
MSCI World Index, Hedged	21.40%	7.02%	(1.77)%	1.94%

Comparison of Change in the Value of a $100,000 Investment in the Global Managed Volatility Fund, Class A and Class I, versus the MSCI World Index, Hedged

[1]

For the period ended 9/30/12. Past performance is no indication of future performance. Class I Shares performance for the period prior to 6/29/07 is performance derived from the performance of the Class A Shares. The performance of the Class I Shares may be lower then the performance of the Class A Shares because of different distribution fees paid by Class I shareholders. Class A Shares were offered beginning 7/27/06 and Class I Shares were offered beginning 6/29/07. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Managed Trust / Annual Report / September 30, 2012	15

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2012

Tax-Managed Managed Volatility Fund

I. Objective

The Fund seeks to maximize after-tax returns, but with a lower level of volatility than the broad U.S. equity markets.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund utilized the following sub-advisers as of September 30, 2012: AJO, L.P., Analytic Investors, LLC, LSV Asset Management and Parametric Portfolio Associates. For the year ended September 30, 2012, no sub-adviser changes were made in the Fund.

III. Market Commentary

Despite a number of fits and starts, markets charged ahead overall for the 12 months ending September 2012, propelled by the realization that a double-dip recession was unlikely and that European policymakers had finally started doing something about the persistent difficulties in the euro-currency area. By providing adequate liquidity to failing banks in the eurozone, the European Central Bank buoyed all risky assets in early 2012. Just as the economy started showing signs of slowing again in the summer of 2012, central banks around the world stepped in with their printing presses, and the risk rally resumed.

With plenty of central-bank liquidity sloshing around and promises of unlimited additions if needed, it is not surprising that the Fund’s lower-risk approach lagged some, as economically sensitive and high-beta sectors such as Consumer Discretionary and Financials outperformed, while defensive sectors such as Utilities and Consumer Staples lagged. Uncharacteristically, given its recent history, the Energy sector underperformed during the bull-market rally, held back by slowing Chinese growth and cheap shale gas coming on line in the U.S.

IV. Return vs. Benchmark

For the year ended September 30, 2012, the Fund outperformed the Russell 3000 Index, returning 21.70% versus the index return of 30.20%.

V. Fund Attribution

For the fiscal year, the Fund successfully achieved its objective. With lower volatility names significantly lagging the broad market, the Fund experienced some headwinds. Sector allocation explains half of the benchmark-relative underperformance, with overweights in Utilities and Consumer Staples and underweights in Financials and Consumer Discretionary the biggest detractors. The Fund’s underweight to Energy partially offset the sector drag. Selection in Information Technology was a negative, due primarily to the avoidance of some well-known market darlings.

Adjusting for the Fund’s lower volatility profile, the results were still quite healthy. During the period, the Fund exhibited roughly 30% less volatility than the overall market (as measured by standard deviation, a statistical measure of how widely returns are dispersed around their average) and gave up less than 25% of the broader market’s returns. In our opinion, that makes for an attractive risk/reward profile, even in exuberant markets.

The Fund used derivatives during the year ended September 30, 2012. Futures contracts were used to equitize the cash balance for the Fund. The use of derivatives did not have a material impact on performance.

16	SEI Institutional Managed Trust / Annual Report / September 30, 2012

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2012

Tax-Managed Managed Volatility Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized Inception to Date
Tax-Managed Managed Volatility Fund, Class A	21.70%	14.51%	4.78%
Russell 3000 Index	30.20%	13.26%	2.20%

Comparison of Change in the Value of a $100,000 Investment in the Tax-Managed Managed Volatility Fund, Class A versus the Russell 3000 Index

[1]

For the period ended 9/30/12. Past performance is no indication of future performance. Fund shares were offered beginning 12/20/07. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Managed Trust / Annual Report / September 30, 2012	17

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2012

Real Estate Fund

I. Objective

The Real Estate Fund (the “Fund”) seeks to provide total return, including current income and capital appreciation.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio, under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund utilized the following sub-advisers as of September 30, 2012: Security Capital Research & Management, Inc. and Urdang Securities Management Inc. For the year ended September 30, 2012, no sub-advisers were terminated from or added to the Fund.

III. Market Commentary

For the year ended September 30, 2012, U.S.-equity markets (as measured by the Russell 3000 Index) advanced 30.20%. Stock markets mirrored the pattern of recent years by posting solid gains late in the calendar year and into the next year but then faltering midyear on global macroeconomic concerns. This time, however, the Fund’s fiscal year ended on a stronger note for stocks, with gains fueled by stimulus measures initiated by the European Central Bank and the U.S. Federal Reserve. Although investors continue to grapple with meager economic growth prospects, uncertainty related to the U.S. presidential election and the looming fiscal cliff (a package of sharp tax hikes and spending cuts scheduled to take effect in the U.S. in January 2013), accommodative monetary policy and pockets of economic strength such as housing have given investors reason to be upbeat. Small-cap stocks finished the period just 3% below their high mark for the period, which occurred in September 2012 and roughly equates to the highs reached in 2011 and 2007.

Real-estate stocks, as measured by the Wilshire RESI Index, gained 32.40% in the period and slightly outperformed the broader market.

IV. Return vs. Benchmark

For the year ended September 30, 2012, the Real Estate Fund, Class A, underperformed the Wilshire Real Estate Securities Index, returning 29.44% versus the Index return of 32.40%.

V. Fund Attribution

The Fund underperformed the Index for the period due to stock selection, as industry allocation was neutral. The largest contributors to the Fund’s performance during the period were hotels, diversified

REITs (real estate investment trusts) and industrial REITs. The Fund benefited from its overweight position and stock selection in both the hotel and industrial segments, and its underweight to the diversified area was also helpful. The largest detractors were in the office, residential, and retail REIT segments. In the office and residential areas, overweight positions coupled with unfavorable stock picks weighed on performance. In retail, an underweight position and suboptimal stock choices detracted.

Real Estate Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date
Real Estate Fund, Class A	29.44%	19.08%	(0.05)%	9.03%
Real Estate Fund, Class I	29.16%	18.83%	(0.26)%	8.78%
Wilshire U.S. Real Estate Securities Index	32.40%	20.55%	1.53%	9.43%

Comparison of Change in the Value of a $100,000 Investment in the Real Estate Fund, Class A and Class I, versus the Wilshire U.S. Real Estate Securities Index

[1]

For the period ended 9/30/12. Past performance is no indication of future performance. Class I Shares performance for the period prior to 10/01/07 is performance derived from the performance of the Class A Shares. The performance of Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I Shares. Class A Shares were offered beginning 11/13/03 and Class I Shares were offered beginning 10/01/07. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

18	SEI Institutional Managed Trust / Annual Report / September 30, 2012

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2012

Enhanced Income Fund

I. Objective

Using multiple sub-advisers, the Enhanced Income Fund (the “Fund”) seeks to provide capital appreciation and income.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio, under the general supervision of SEI Investments Management Corp. (“SIMC”). The Fund utilized the following sub-advisers as of September 30, 2012: Wellington Management Company, LLP and Ares Management, LLC. No manager changes were made during the year ended September 30, 2012.

III. Market Commentary

For the year ended September 30, 2012, the non-Treasury sectors of the U.S. fixed-income market outperformed Treasurys of similar duration, albeit with considerable volatility. Riskier assets benefited from accommodative monetary policies of both the European Central Bank (“ECB”) and U.S. Federal Reserve (“Fed”), including the ECB’s two rounds of Long-term Refinancing Operations (“LTRO”) which helped to alleviate short-term funding pressures and improve market liquidity in the euro currency area, the ECB’s open-ended buying of distressed government debt, and the Fed’s open-ended purchases of mortgage-backed securities (“MBS”) and continuation of its existing government security purchase program known as Operation Twist. In addition, the Fed stated its intention to keep its interest rate target near zero until mid-2015. The “risk-on” environment helped all non-Treasury sectors outperform. However, concerns remain regarding scheduled federal tax hikes and spending cuts in the U.S., China’s economic growth, the European sovereign debt crisis and various geopolitical risks.

Due to global economic concerns and highly accommodative monetary policy from the Fed, 10-Year Treasury yields fell to record lows at the end of the period, moving from 1.92% to 1.63% year over year. Although non-Treasury sectors experienced high volatility, fundamentals continued to improve. The investment-grade corporate market continued to see active new issuance and was supported by better-than-expected corporate earnings. After a few years of deleveraging (reducing the amount of loans and other assets carried relative to net financial capital), financial companies now have much stronger balance sheets. More stringent financial regulations should enhance banks’ capital ratios and are perceived to be bondholder friendly. In the meantime, housing prices have started to stabilize and delinquency rates are trending lower. The lack of supply, strong investor demand, and stabilizing fundamentals continue to support the securitized market.

IV. Return vs. Benchmark

For the year ended September 30, 2012, the Enhanced Income Fund, Class A, outperformed the BofA Merrill Lynch 3-Month Constant Maturity LIBOR Index, returning 5.30% versus the index return of 0.48%.

V. Fund Attribution

During the period, the Fund’s bank-loan allocation contributed to relative performance, as leveraged loans outperformed LIBOR thanks to favorable corporate-credit fundamentals. In addition, the Fund’s allocation to (and security selection within) non-agency residential MBS benefited from the recovering housing market as well as favorable supply/demand technicals and attractive valuation metrics. Exposure to investment-grade corporate securities, particularly financials, and the Fund’s barbell curve position (higher weights in short- and long-term maturities, and lower weight in intermediate maturities) also helped performance as the yield curve flattened during the period. The Fund used Treasury futures throughout the period to manage duration and yield-curve positioning efficiently.

The Fund used derivatives during the year ended September 30, 2012. Futures contracts were used to equitize the cash balance for the Fund. The use of derivatives did not have a material impact on performance.

SEI Institutional Managed Trust / Annual Report / September 30, 2012	19

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2012

Enhanced Income Fund (Concluded)

Enhanced Income Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date
Enhanced Income Fund, Class A	5.30%	4.27%	(2.13)%	(1.09)%
Enhanced Income Fund, Class I	4.93%	3.97%	(2.39)%	(1.43)%
BofA Merrill Lynch 3-Month Constant Maturity LIBOR Index	0.48%	0.37%	1.44%	2.22%

Comparison of Change in the Value of a $100,000 Investment in the Enhanced Income Fund, Class A and Class I, versus the BofA Merrill Lynch 3-Month Constant Maturity LIBOR Index

[1]

For the period ended 9/30/12. Past performance is no indication of future performance. Class I Shares performance for the period prior to 6/29/07 is performance derived from the performance of the Class A Shares. The performance of Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I shareholders. Class A Shares were offered beginning 7/27/06 and Class I Shares were offered beginning 6/29/07. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

20	SEI Institutional Managed Trust / Annual Report / September 30, 2012

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2012

Core Fixed Income Fund

I. Objective

The Core Fixed Income Fund (the “Fund”) seeks to provide current income consistent with the preservation of capital.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio, under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund utilized the following sub-advisers as of September 30, 2012: Metropolitan West Asset Management, Western Asset Management Company, Wells Capital Management, Inc. and Jennison Associates, LLC.

III. Market Commentary

For the year ended September 30, 2012, the non-Treasury sectors of the U.S. fixed-income market outperformed Treasurys of similar duration, albeit with considerable volatility. Riskier assets benefited from accommodative monetary policies of both the European Central Bank (“ECB”) and U.S. Federal Reserve (Fed), including the ECB’s two rounds of Long-term Refinancing Operations (“LTRO”) which helped to alleviate short-term funding pressures and improve market liquidity in the euro currency area, the ECB’s open-ended buying of distressed government debt, and the Fed’s open-ended purchases of mortgage-backed securities (“MBS”) and continuation of its existing government security purchase program known as Operation Twist. In addition, the Fed stated its intention to keep its interest rate target near zero until mid-2015. The “risk-on” environment helped all non-Treasury sectors outperform. However, concerns remain regarding scheduled federal tax hikes and spending cuts in the U.S., China’s economic growth, the European sovereign debt crisis and various geopolitical risks.

Due to global economic concerns and highly accommodative monetary policy from the Fed, 10-year Treasury yields fell to record lows at the end of the period, moving from 1.92% to 1.63% year over year. Although non-Treasury sectors experienced high volatility, fundamentals continued to improve. The investment-grade corporate market continued to see active new issuance and was supported by better-than-expected corporate earnings. After a few years of deleveraging (reducing the amount of loans and other assets carried relative to net financial capital), financial companies now have much stronger balance sheets. More stringent financial regulations should enhance banks’ capital ratios and are perceived to be bondholder friendly. In the meantime, housing prices have started to stabilize and delinquency rates are trending lower. The lack of supply, strong investor demand, and stabilizing fundamentals continue to support the securitized market.

IV. Return vs. Benchmark

For the year ended September 30, 2012, the Core Fixed Income Fund, Class A, outperformed the Barclays U.S. Aggregate Bond Index, returning 8.67% versus the Index return of 5.16%.

V. Fund Attribution

The Fund’s tactical moves in sector allocation contributed to performance as the market oscillated between “risk on” and “risk off.” Security selection within agency MBS was also a major contributor to performance. Overweight positions in corporates (primarily financials) and non-agency MBS added to performance as spreads tightened in those sectors. An overweight to commercial MBS was a positive contributor; however, security selection offset some of the outperformance as the Fund was invested in more conservative securities (i.e., older vintage and shorter average lives) than the benchmark. Duration exposure detracted due to the Fund’s shorter posture relative to the benchmark. Looking forward, although economic conditions remain uncertain, we believe the Fund’s allocations still offer attractive value. Given that a large portion of the available capital appreciation has been captured, the Fund is unlikely to experience the same absolute performance in the next 12 months as it did in its most recently completed fiscal year. However, the yield advantage of the Fund should provide investors with a modest buffer against a possible rise in Treasury yields.

The Fund used derivatives throughout the year ended September 30, 2012 to efficiently manage duration, yield-curve positioning, currency risk and spread duration. Futures, options, interest-rate swaps, credit default swaps and swaptions were used for this purpose, and they had a modest impact on Fund performance.

SEI Institutional Managed Trust / Annual Report / September 30, 2012	21

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2012

Core Fixed Income Fund (Concluded)

Core Fixed Income Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
Core Fixed Income Fund, Class A	8.67%	9.39%	7.35%	5.80%	6.96%
Core Fixed Income Fund, Class I	8.44%	9.16%	7.09%	5.54%	5.68%
Barclays U.S. Aggregate Bond Index	5.16%	6.19%	6.53%	5.32%	7.26%

Comparison of Change in the Value of a $100,000 Investment in the Core Fixed Income Fund, Class A and Class I, versus the Barclays U.S. Aggregate Bond Index

[1]

For the period ended 9/30/12. Past performance is no indication of future performance. Class I Shares performance for the period prior to 8/6/01 is performance derived from the performance of the Class A Shares. The performance of Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I shareholders. Class A Shares were offered beginning 5/1/87 and Class I Shares were offered beginning 8/6/01. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

22	SEI Institutional Managed Trust / Annual Report / September 30, 2012

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2012

U.S. Fixed Income Fund

I. Objective

The Fund seeks to provide current income consistent with the preservation of capital.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio, under the general supervision of SEI Investments Management Corp. (“SIMC”). The Fund utilized the following sub-advisers as of September 30, 2012: Metropolitan West Asset Management, JP Morgan Asset Management, Wells Capital Management, Jennison Associates, and Western Asset Management Company.

III. Market Commentary

For the year ended September 30, 2012, the non-Treasury sectors of the U.S. fixed-income market outperformed Treasurys of similar duration, albeit with considerable volatility. Riskier assets benefited from accommodative monetary policies of both the European Central Bank (“ECB”) and U.S. Federal Reserve (“Fed”), including the ECB’s two rounds of Long-term Refinancing Operations (“LTRO”) which helped to alleviate short-term funding pressures and improve market liquidity in the euro currency area, the ECB’s open-ended buying of distressed government debt, and the Fed’s open-ended purchases of mortgage-backed securities (“MBS”) and continuation of its existing government security purchase program known as Operation Twist. In addition, the Fed stated its intention to keep its interest rate target near zero until mid-2015. The “risk-on” environment helped all non-Treasury sectors outperform. However, concerns remain regarding scheduled federal tax hikes and spending cuts in the U.S., China’s economic growth, the European sovereign debt crisis and various geopolitical risks.

Due to global economic concerns and highly accommodative monetary policy from the Fed, 10-year Treasury yields fell to record lows at the end of the period, moving from 1.92% to 1.63% year over year. Although non-Treasury sectors experienced high volatility, fundamentals continued to improve. The investment-grade corporate market continued to see active new issuance and was supported by better-than-expected corporate earnings. After a few years of deleveraging (reducing the amount of loans and other assets carried relative to net financial capital), financial companies now have much stronger balance sheets. More stringent financial regulations should enhance banks’ capital ratios and are perceived to be bondholder friendly. In the meantime, housing prices have started to stabilize and delinquency rates are trending lower. The lack of supply, strong investor demand, and stabilizing fundamentals continue to support the securitized market.

IV. Return vs. Benchmark

For the year ended September 30, 2012, the U.S. Fixed Income Fund, Class A, outperformed the Barclays U.S. Aggregate Bond Index, returning 6.68% versus the index return of 5.16%.

V. Fund Attribution

The Fund’s tactical moves in sector allocation contributed to performance as the market oscillated between “risk on” and “risk off.” Security selection within agency MBS was also a major contributor to performance. Overweight positions in corporates (primarily financials) and non-agency MBS added to performance as spreads tightened in those sectors. An overweight to commercial MBS was a positive contributor; however, security selection offset some of the outperformance as the Fund was invested in more conservative securities (i.e., older vintage and shorter average lives) than the benchmark. Duration exposure detracted due to the Fund’s shorter posture relative to the benchmark. Looking forward, although economic conditions remain uncertain, we believe the Fund’s allocations still offer attractive value. Given that a large portion of the available capital appreciation has been captured, the Fund is unlikely to experience the same absolute performance in the next 12 months as it did in its most recently completed fiscal year. However, the yield advantage of the Fund should provide investors with a modest buffer against a possible rise in Treasury yields.

The Fund used derivatives throughout the year ended September 30, 2012 to efficiently manage duration, yield-curve positioning, currency risk and spread duration. Futures, options, interest-rate swaps, credit default swaps and swaptions were used for this purpose, and they had a modest impact on Fund performance.

U.S. Fixed Income Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized Inception to Date
U.S. Fixed Income Fund, Class A	6.68%	7.10%	7.70%
Barclays U.S. Aggregate Bond Index	5.16%	6.19%	6.80%

Comparison of Change in the Value of a $100,000 Investment in the U.S. Fixed Income Fund, Class A, versus the Barclays U.S. Aggregate Bond Index

[1]

For the period ended 9/30/12. Past performance is no indication of future performance. Class A shares were offered beginning 7/2/09. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Managed Trust / Annual Report / September 30, 2012	23

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2012

High Yield Bond Fund

I. Objective

The High Yield Bond Fund (“the Fund”) seeks total return.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio, under the general supervision of SEI Investments Management Corp. (“SIMC”). The Fund utilized the following sub-advisers as of September 30, 2012: Ares Management LLC, Brigade Capital Management, LLC, Delaware Management Company, Guggenheim Partners Investment Management, LLC, JPMorgan Investment Management, Inc.

III. Market Commentary

For the year ended September 30, 2012, the high-yield market, as measured by the Merrill Lynch High Yield Master II Constrained Index, returned 18.91%. At the beginning of the fiscal year, and on the heels of negative returns emanating from the debt ceiling debate and concerns about the solvency of the banking system in Europe, returns for the fiscal year were generally positive in every month except November 2011, and May 2012. Both the U.S. Federal Reserve and European Central Bank provided the necessary policy accommodation, assuaging investor concerns about a potential tail event. Fundamentals within the universe of high-yield companies remain strong with leverage ratios declining, improving free cash flow, expense reduction and modest expansion of top line growth but management is more guarded about future growth. During the fiscal year, issuance totaled $301.6 billion nearly matching the calendar year record of $302 billion established in 2010 with two of the largest quarterly issuance totals occurring during the fiscal year. A majority of the proceeds were for refinancing purposes, providing support to the market. Cash flows into the asset class from both retail and institutional investors were strong and consistent, enabling the market to easily digest record supply. Moody’s U.S. default rate rose to 3.4% from 2% but remains below the long-term historical average of 4.6% and is not projected to rise above 4%. Strong demand and desire for yield in a record-low yield environment enabled yields on high-yield securities to decline to a new record-low yield of 6.53% at the end of the period. Credit quality spreads for high-yield bonds declined 268 basis points to 574 basis points. With the strong market returns lower quality bonds outperformed higher quality bonds with CCCs returning 24.01%, followed by Bs at 17.95%, and BBs at 17.10%.

Returns were strong and broad-based with all of the Merrill Lynch sectors producing positive returns for the year. The best performing sector on a contribution-to-return basis was the services sector, which returned 20.18%. On an absolute basis, the top-performing sector was real estate, which returned 28.11%, followed by the banking sector at 27.79%. The worst performing sector was financial services, which returned 17.48%.

IV. Return vs. Benchmark

For year ended September 30, 2012, the High Yield Bond Fund, Class A, underperformed the BofA Merrill Lynch High Yield Master II Constrained Index, returning 18.04% versus the Index return of 18.91%.

V. Fund Attribution

The Fund’s underweight and security selection in the underperforming energy sector enhanced performance. Avoidance of Petroplus Financial and ATP Oil and Gas, which both filed for Chapter 11 during the year, was positive. An overweight and security selection in the outperforming consumer cyclical sector was additive, as the U.S. consumer remained resilient in spite of lackluster economic growth. Holdings in Burlington Coat Factory, which saw sales increase after revamping its stores, was the primary driver of outperformance in the sector. Despite being one of the more defensive sectors, the health care outperformed, especially in wake of the U.S. Supreme Court’s ruling that upheld recent health-care legislation. The Fund’s overweight and selection in health facility operators was positive. Subtracting from performance was an underweight to the banking sector which returned over 20% for the year as investors grew more confident that the risk of an especially severe event in the financial system would be avoided. Loans underperformed bonds during the year and the Fund’s allocation to collateralized loan obligations detracted as a result. A more defensive posture did not benefit returns given the strong returns produced by the market.

The Fund used derivatives throughout the year ended September 30, 2012 as a way to manage duration, yield-curve positioning, currency

24	SEI Institutional Managed Trust / Annual Report / September 30, 2012

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2012

risk and spread duration in an efficient manner. Credit default swaps were used for this purpose. The Fund’s exposure to derivative-type instruments was less than 2%, and is more for hedging purposes than active positioning. For the year, the impact was slightly negative but immaterial due to its limited exposure.

High Yield Bond Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
High Yield Bond Fund, Class A	18.04%	14.02%	7.83%	8.92%	7.72%
High Yield Bond Fund, Class I	16.54%	12.81%	7.08%	8.50%	7.43%
BofA Merrill Lynch U.S. High Yield Master II, Constrained Index	18.91%	12.56%	9.24%	10.74%	N/A

Comparison of Change in the Value of a $100,000 Investment in the High Yield Bond Fund, Class A and Class I, versus the BofA Merrill Lynch U.S. High Yield Master II Constrained Index

[1]

For the period ended 9/30/12. Past performance is no indication of future performance. Class I Shares performance for the period prior to 10/01/07 is performance derived from the performance of the Class A Shares. The performance of Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I Shares. Class A Shares were offered beginning 1/11/95 and Class I Shares were offered beginning 10/01/07. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Managed Trust / Annual Report / September 30, 2012	25

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2012

Real Return Fund

I. Objective

The Real Return Fund’s (the “Fund”) objective is to provide total return exceeding the rate of inflation.

II. Multi-Manager Approach

The Fund currently relies on a single sub-adviser to manage the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund utilized the following sub-adviser as of September 30, 2012: Wellington Management Company, LLP. No manager changes were made during the Fund’s fiscal year.

III. Market Commentary

Due to global-macroeconomic concerns and highly accommodative U.S. Federal Reserve (“Fed”) monetary policy, 10-year Treasury yields fell to record lows during the Fund’s fiscal year ended September 30, 2012, moving from 1.92% in September 2011 to 1.63% at the end of September 2012. The TIPS market experienced a high level of volatility as inflation-risk premiums rose in the fourth quarter of 2011 and first quarter of 2012, fell on weaker global economic data in the middle of 2012, then rose again on the Fed’s announcement of a third round of quantitative easing. The five-year TIPS breakeven-inflation rate, which is the difference in yield between nominal five-year Treasurys and five-year TIPS, widened from 1.6% to 2.2% over the Fund’s fiscal year. This resulted in TIPS outperforming their nominal Treasury counterparts for the period. (Widening inflation-breakeven spreads imply that TIPS’ value relative to nominal Treasurys is rising.)

IV. Return vs. Benchmark

For the year ended September 30, 2012, the Real Return Fund, Class A, underperformed the Barclays 1-5 Year U.S. TIPS Index (the “Index”), returning 2.66% versus the Index return of 3.08%.

V. Fund Attribution

The Fund’s relative performance benefitted from yield-curve positioning. Tactical allocations to nominal Treasurys detracted from the Fund’s performance. Treasury futures were utilized to efficiently assist in managing the Fund’s duration and yield-curve exposures.

Real Return Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3 Year Return	Annualized Inception to Date
Real Return Fund, Class A	2.66%	4.12%	4.41%
Barclays 1-5 Year U.S. TIPS Index	3.08%	4.37%	4.80%

Comparison of Change in the Value of a $100,000 Investment in the Real Return Fund, Class A, versus the Barclays 1-5 Year U.S. TIPS Index

[1]

For the period ended 9/30/12. Past performance is no indication of future performance. Class A shares were offered beginning 7/2/09. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect for waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

26	SEI Institutional Managed Trust / Annual Report / September 30, 2012

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2012

Multi-Strategy Alternative Fund

I. Objective

The Multi-Strategy Alternative Fund (“the Fund”) allocates its assets among a variety of investment strategies to seek to generate an absolute return with reduced correlation to the stock and bond markets.

II. Multi-Manager Approach Statement

The Fund uses a multi-manager approach, relying on a number of sub-advisers with differing investment approaches to manage portions of the Fund’s portfolio, under the general supervision of SEI Investments Management Corporation (“SIMC”). The Fund utilized the following sub-adviser as of September 30, 2012: Turner Investment L.P.

III. Market Commentary

For the year ended September 30, 2012, financial markets performed well in response to the Federal Reserve and other central banks’ actions, despite an atypically weak economic recovery and global uncertainties. Still, the choppy market conditions presented challenges for several investment strategies, as riskier assets tended to outperform. Throughout the year, the Fund achieved its main objective of protecting investor capital while providing a limited upside in risk-on environments without taking significant directional risk.

IV. Return vs. Benchmark

For the year ended September 30, 2012, the Multi-Strategy Alternative Fund Class A, outperformed its benchmark, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, returning 2.50% versus 0.07%, respectively.

V. Fund Attribution

The largest positive contributors to the Fund’s returns were the Equity Hedge and Relative Value Strategies, followed by the Event Driven Strategy. The Tactical Directional Strategy was marginally down. “Risk-on” rallies interrupted by sharp reversals proved challenging for the Managed Futures Strategy, while the Global Macro Strategy had difficulty allocating risk effectively in markets that were driven mostly by the words and actions of central bankers and politicians.

Our Equity Hedge sub-advisors reacted positively for the most part to the increased dispersion of returns between equities, an environment that tends to be better suited to alpha generation. Relative Value managers generated solid returns due to narrowing credit spreads. The Event Driven allocation underperformed, since merger and acquisition activity remained at relatively low levels and failed to pick up due to slow economic growth and global uncertainties.

Multi-Strategy Alternative Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized Inception to Date
Multi-Strategy Alternative Fund, Class A	2.50%	(0.17)%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.07%	0.11%

Comparison of Change in the Value of a $100,000 Investment in the Multi-Strategy Alternative Fund, Class A, versus the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index

[1]

For the period ended 9/30/12. Past performance is no indication of future performance. Class A shares were offered beginning 3/31/10. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for the period reflect fee waivers and/or reimbursements in effect for the period; absent fee waivers and reimbursements, performance would have been lower.

SEI Institutional Managed Trust / Annual Report / September 30, 2012	27

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2012

Multi-Asset Accumulation Fund

I. Objective

The Multi-Asset Accumulation Fund, (“the Fund”) seeks to generate total return over time by selecting investments from among a broad range of asset classes. The Fund may allocate all or a portion of its assets using a “risk parity” approach that seeks to balance risk across all capital market exposures, which may result in asset classes with lower perceived risk having a greater notional allocation within the Fund’s portfolio than asset classes with higher perceived risk.

II. Multi-Manager Approach Statement

The Fund’s inception date was April 9, 2012. The Fund uses a multi-manager approach, relying on a number of sub-advisors with differing investment approaches to manage portions of the Fund’s portfolio, under the general supervision of SEI Investments Management Corp. (“SIMC”). The Fund utilized the following sub-advisers as of September 30, 2012: AQR Capital Management, LLC and Panagora Asset Management Inc. Panagora Asset Management was added in September 2012. No other manager changes were made.

III. Market Commentary

The year ended September 30, 2012 reflected a similar pattern as previous years, with markets swinging between widespread optimism and pessimism. Investors were in a bullish mood from September 2011 through March 2012, thanks to increasingly dovish policy measures from the European Central Bank. However, markets fell sharply from the end of the first quarter of 2012 until midyear, as euro-area fears enveloped the much larger economies of Spain and Italy, while deteriorating economic data indicated severe slowing in China and the possibility of a double-dip recession in the U.S. Fearful investors flocked to perceived safe havens such as U.S. Treasurys, driving yields on low-risk government debt to historic lows. Optimism returned during the summer following additional easing measures from the world’s central banks and moderate improvements in U.S. economic data. Over the full 12-month period, both equity and fixed-income markets produced positive total returns.

IV. Return vs. Benchmark

From inception through September 30, 2012, the Multi-Asset Accumulation Fund, Class A returned 5.51%. The MSCI World Index, Hedged and the blended benchmark, 60% MSCI World, Hedged Index and 40% Barclays Global Aggregate Index, Hedged, returned 3.37% and 3.47% over the same period, respectively.

V. Fund Attribution

The Fund’s return was primarily driven by allocations to long-maturity sovereign bonds as interest rates generally declined over the period. On a benchmark-relative basis, the Fund’s allocation to risk-weighted commodities and inflation-linked bonds contributed to outperformance. An allocation to commodities detracted from total returns in the period.

The Fund’s tactical positioning among asset classes slightly detracted from performance.

Derivatives used in the reporting period included equity-index futures, bond-index futures, commodity futures, total-return swaps and currency forwards. These derivatives are primarily used to provide cost-effective exposures to the desired asset classes. Derivatives had a meaningful impact on Fund performance in the period. Sovereign bond-index futures, and to a lesser extent, sovereign bond total-return swaps (used for market exposure) were the biggest contributors to performance as interest rates declined on average over the period. Bond exposure-related outperformance is primarily attributable to a larger notional exposure to bonds than the benchmark. Global-equity futures (used for market exposure), specifically U.S. equity futures, were also a meaningful contributor to performance. While equity futures had a positive impact on total returns, a lower notional exposure to equities than the benchmark detracted from relative performance. The Fund also gained exposure to the commodities markets through investments in a wholly owned subsidiary (the “Subsidiary”). Specifically, the Subsidiary invested substantially in commodity futures and, to a lesser extent, commodity total-return swaps, which are a key part of the Fund’s strategy. The commodity futures provide a strategic exposure to a diversified mix of underlying commodities. This exposure was a modestly positive contributor to total returns over the period. Forward currency contracts on emerging-market currencies (used for market exposure) contributed modestly to total return and benchmark-relative returns. Forward currency contracts on developed-market currencies were principally used to hedge foreign-currency risk relative to the U.S. dollar.

Multi-Asset Accumulation Fund:

AVERAGE ANNUAL TOTAL RETURN

Since Inception
Class A	5.51%
60/40 Hybrid of the following Indexes:	3.47%
MSCI World Index, Hedged	3.37%
Barclays Global Aggregate Index, Hedged	3.35%

Comparison of Change in the Value of a $100,000 Investment in the Multi-Asset Accumulation Fund, Class A, versus the MSCI World Index, Hedged, and a 60/40 Hybrid of the following Indexes: the MSCI World Index, Hedged and the Barclays Global Aggregate Index, Hedged

28	SEI Institutional Managed Trust / Annual Report / September 30, 2012

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2012

Multi-Asset Income Fund

I. Objective

The Multi-Asset Income Fund, (“the Fund”) seeks to generate total return with an emphasis on income by selecting investments from among a broad range of asset classes, based upon the Adviser’s expectations for income, and to a lesser extent, capital appreciation.

II. Multi-Manager Approach Statement

The Fund’s inception date was April 9, 2012. The Fund uses a multi-manager approach, relying on a number of sub-advisors with differing investment approaches to manage portions of the Fund’s portfolio, under the general supervision of SEI Investments Management Corp (“SIMC”). The Fund utilized the following sub-advisers as of September 30, 2012: Guggenheim Partner Asset Management, LLC. From inception through September 30, 2012, there were no manager changes.

III. Market Commentary

The year ended September 30, 2012 reflected a similar pattern as previous years, with markets swinging between widespread optimism and pessimism. Investors were in a bullish mood from September 2011 through March 2012, thanks to increasingly dovish policy measures from the European Central Bank. However, markets fell sharply from the end of the first quarter of 2012 until midyear, as euro-area fears enveloped the much larger economies of Spain and Italy, while deteriorating economic data indicated severe slowing in China and the possibility of a double-dip recession in the U.S. Fearful investors flocked to perceived safe havens such as U.S. Treasurys, driving yields on low-risk government debt to historic lows. Optimism returned during the summer following additional easing measures from the world’s central banks and moderate improvements in U.S. economic data. Over the full 12-month period, both equity and fixed-income markets produced positive total returns.

Return vs. Benchmark

From inception through September 30, 2012, the Multi-Asset Income Fund, Class A returned 5.37%. The BofA Merrill Lynch High Yield Master II Constrained Index and the blended benchmark, 45% Barclays U.S. Aggregate Bond Index, 40% BofA Merrill Lynch High Yield Master II Constrained Index and 15% S&P 500 Index, returned 6.72% and 4.89% over the same period, respectively.

IV. Fund Attribution

The largest contributors to total return were allocations to high-yield corporate bonds and investment-grade corporate bonds. The below-

average-credit quality of the Fund contributed to benchmark-relative performance. A large cash allocation in the second quarter of 2012 detracted from relative returns.

Derivatives used by the Fund primarily consisted of options on exchange-traded funds (ETFs). These were employed for various purposes, including equity-market exposure to specific countries and sectors, interest-rate risk hedging and gold exposure. Options were also used to generate income through covered-call writing programs. Derivatives had a meaningful impact on Fund performance in the period. A short position in U.S. Long Treasury futures were used to hedge duration risk in the portfolio for a portion of the reporting period. Due to the size and timing of this position, the effect on performance was largely neutral. A small covered-call option position on European equity ETFs contributed through income generation from the call-option sales. A small position in gold-ETF options modestly contributed to returns in the reporting period.

Multi-Asset Income Fund:

AVERAGE ANNUAL TOTAL RETURN

Since Inception
Class A	5.37%
45/40/15 Hybrid of the following Indexes:	4.89%
Barclays U.S. Aggregate Bond Index	3.04%
BofA Merrill Lynch High Yield Master II Constrained Index	6.72%
S&P 500 Index	5.32%

Comparison of Change in the Value of a $100,000 Investment in the Multi-Asset Income Fund, Class A, versus the BofA Merrill Lynch High Yield Master II Constrained Index and a 45/40/15 Hybrid of the following Indexes: the Barclays U.S. Aggregate Bond Index, the BofA Merrill Lynch High Yield Master II Constrained Index, and the S&P 500 Index

SEI Institutional Managed Trust / Annual Report / September 30, 2012	29

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2012

Multi-Asset Inflation Fund

I. Objective

The Multi-Asset Inflation Managed Fund, (“the Fund”) seeks to generate “real return” (i.e., total returns that exceed the rate of inflation over a full market cycle, regardless of market conditions) by selecting investments from among a broad range of asset classes, including fixed-income and equity securities and commodity-linked instruments.

II. Multi-Manager Approach Statement

The Fund’s inception date was April 9, 2012. The Fund uses a multi-manager approach, relying on a number of sub-advisors with differing investment approaches to manage portions of the Fund’s portfolio, under the general supervision of SEI Investments Management Corp. (“SIMC”). The Fund utilized the following sub-advisers as of September 30, 2012: AllianceBernstein, L.P. From inception through September 30, 2012, there were no manager changes.

III. Market Commentary

The year ended September 30, 2012 reflected a similar pattern as previous years, with markets swinging between widespread optimism and pessimism. Investors were in a bullish mood from September 2011 through March 2012, thanks to increasingly dovish policy measures from the European Central Bank. However, markets fell sharply from the end of the first quarter of 2012 until midyear, as euro-area fears enveloped the much larger economies of Spain and Italy, while deteriorating economic data indicated severe slowing in China and the possibility of a double-dip recession in the U.S. Fearful investors flocked to perceived safe havens such as U.S. Treasurys, driving yields on low-risk government debt to historic lows. Optimism returned during the summer following additional easing measures from the world’s central banks and moderate improvements in U.S. economic data. Over the full 12-month period, both equity and fixed-income markets produced positive total returns.

IV. Return vs. Benchmark

From inception through September 30, 2012, the Multi-Asset Inflation Fund, Class A returned 1.54%. The Barclays 1-5 Year U.S. TIPS Index and the blended benchmark, 70% Barclays U.S. TIPS 1-5 Year Index and 30% MSCI, All Country World Commodities Index, returned 0.74% and 0.73% over the same period, respectively.

V. Fund Attribution

The biggest contributors to total return and benchmark-relative return were allocations to real estate investment trusts (REITS) and inflation-

linked corporate bonds. Detractors from relative performance include an equity-market hedge that seeks to neutralize 50% of the Fund’s equity-market exposure.

The Fund utilizes derivates, specifically commodity futures, bond-index futures and total-return swaps, and derivatives had a meaningful impact on Fund performance in the period. A short position in U.S. Treasury futures was used to hedge duration risk for a portion of the Fund’s corporate-bond exposure. This hedge slightly detracted from total returns as interest rates fell. A short position in U.S. equity total-return swaps was used to hedge equity-market risk for a portion of the Fund’s long equity positions. This hedge detracted from total returns as equity market returns were positive. The Fund also gained exposure to the commodities markets through investments in a wholly owned subsidiary (the “Subsidiary”). Specifically, the Subsidiary invested substantially in commodity futures which are a key element of the Fund’s strategy. The commodity futures provide a strategic exposure to a diversified mix of underlying commodities. This exposure was a modestly positive contributor to total returns over the period. Forward currency contracts on developed-market currencies were principally used to hedge foreign currency risk relative to the U.S. dollar.

Multi-Asset Inflation Fund:

AVERAGE ANNUAL TOTAL RETURN

Since Inception
Class A	1.54%
70/30 Hybrid of the following Indexes:	0.73%
Barclays 1-5 Year U.S. TIPS Index	0.74%
MSCI All Country World Commodities Index	0.16%

Comparison of Change in the Value of a $100,000 Investment in the Multi-Asset Inflation Managed Fund, Class A, versus Barclays 1-5 Year U.S. TIPS Index and a 70/30 Hybrid of the following Indexes: the Barclays 1-5 Year U.S. TIPS Index, and the MSCI All Country World Commodities Index

30	SEI Institutional Managed Trust / Annual Report / September 30, 2012

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI INSTITUTIONAL MANAGED TRUST — SEPTEMBER 30, 2012

Multi-Asset Capital Stability Fund

I. Objective

The Multi-Asset Capital Stability Fund, (“the Fund”) attempts to manage the risk of loss while still seeking to generate some positive returns by selecting investments from among a broad range of asset classes. The Fund may allocate all or a portion of its assets using a “risk parity” approach that seeks to diversify the expected sources of drawdown risk and lower total drawdown risk at the portfolio level.

II. Multi-Manager Approach Statement

The Fund’s inception date was April 9, 2012. The Fund uses a multi-manager approach, relying on a number of sub-advisors with differing investment approaches to manage portions of the Fund’s portfolio, under the general supervision of SEI Investments Management Corp. (“SIMC”). The Fund utilized the following sub-advisers as of September 30, 2012: AllianceBernstein, L.P. From inception through September 30, 2012, there were no manager changes.

III. Market Commentary

The year ended September 30, 2012 reflected a similar pattern as previous years, with markets swinging between widespread optimism and pessimism. Investors were in a bullish mood from September 2011 through March 2012, thanks to increasingly dovish policy measures from the European Central Bank. However, markets fell sharply from the end of the first quarter of 2012 until midyear, as euro-area fears enveloped the much larger economies of Spain and Italy, while deteriorating economic data indicated severe slowing in China and the possibility of a double-dip recession in the U.S. Fearful investors flocked to perceived safe havens such as U.S. Treasurys, driving yields on low-risk government debt to historic lows. Optimism returned during the summer following additional easing measures from the world’s central banks and moderate improvements in U.S. economic data. Over the full 12-month period, both equity and fixed-income markets produced positive total returns.

IV. Return vs. Benchmark

From inception through September 30, 2012, the Multi-Asset Capital Stability Fund, Class A returned 1.40%. The Barclays 1-3 Year Government/Credit Index and the blended benchmark, 95% Barclays 1-3yr U.S. Government/Credit Index and 5% S&P 500 Index, returned 0.70% and 0.94% over the same period, respectively.

V. Fund Attribution

The Fund’s outperformance against the blended benchmark was primarily attributable to investments in sovereign bonds, U.S. Treasury Inflation-Protected Securities and mortgage-backed securities. The

Fund’s asset-allocation changes between equities, bonds and cash has added value since inception. A long-duration position within the bond allocation in the third quarter detracted from performance.

Derivatives used in the reporting period included credit default swaps, equity index futures, bond index futures, and currency forwards. These derivatives are primarily used to provide cost-effective exposures to desired asset classes, and they had a meaningful impact on Fund performance in the period. Sovereign bond-index futures (used for market exposure) were the biggest contributor to performance as interest rates declined on average over the period. The bond futures tend to exhibit longer duration than the benchmark, and longer duration exposures typically benefit from declining interest rates. This position did detract to some extent in the third quarter of 2012 when interest rates rose. Stock-index futures (used for market exposure), primarily U.S. stocks, were also a large contributor to total returns over the period. Small positions in credit-default swaps, used to gain exposure to high-yield and investment grade-credit, contributed modestly to total return. Forward currency contracts on developed-market currencies were principally used to hedge foreign-currency risk relative to the U.S. dollar.

Multi-Asset Capital Stability Fund:

AVERAGE ANNUAL TOTAL RETURN

Since Inception
Class A	1.40%
95/5 Hybrid of the following Indexes:	0.94%
Barclays 1-3 Year Government/Credit Index	0.70%
S&P 500 Index	5.32%

Comparison of Change in the Value of a $100,000 Investment in the Multi-Asset Capital Stability Fund, Class A, versus Barclays 1-3 Year Government/Credit Index and a 95/5 Hybrid of the following Indexes: the Barclays 1-3 Year Government/Credit Index, and the S&P 500 Index

SEI Institutional Managed Trust / Annual Report / September 30, 2012	31

SUMMARY SCHEDULE OF INVESTMENTS

Large Cap Fund

September 30, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.7%

Consumer Discretionary — 13.8%
Bed Bath & Beyond*	0.5%	117,421	$7,397
CBS, Cl B	0.7	270,390	9,823
Coach	1.0	254,199	14,240
Lowe’s	0.6	307,434	9,297
Nike, Cl B	0.8	132,929	12,616
Nordstrom	0.5	136,825	7,550
Target	1.1	255,683	16,228
Walt Disney	0.5	151,197	7,905
Other Securities	8.1		120,725

			205,781

Consumer Staples — 9.1%
Costco Wholesale	1.1	163,654	16,386
CVS Caremark	0.5	155,100	7,510
Estee Lauder, Cl A	1.2	282,708	17,406
Mead Johnson Nutrition, Cl A	0.7	139,422	10,217
Walgreen	0.8	309,525	11,279
Whole Foods Market	0.7	109,905	10,705
Other Securities	4.1		62,183

			135,686

Energy — 9.8%
Chevron	1.5	191,200	22,286
ConocoPhillips	0.7	191,650	10,959
EOG Resources	0.7	90,450	10,135
Exxon Mobil	1.8	288,600	26,392
Kinder Morgan	0.6	238,240	8,462
Schlumberger	0.6	126,596	9,157
Other Securities	3.9		58,553

			145,944

Financials — 13.7%
Capital One Financial	0.7	191,630	10,925
Citigroup	0.8	370,000	12,106
Goldman Sachs Group	0.5	65,500	7,446
JPMorgan Chase	1.5	563,420	22,807

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Wells Fargo	1.1%	486,500	$16,799
Other Securities	9.1		133,838

			203,921

Health Care — 11.3%
Allergan	0.8	123,840	11,341
Amgen	0.9	161,632	13,629
Celgene*	0.5	106,766	8,157
Express Scripts Holding*	0.5	118,085	7,400
Merck	0.8	275,200	12,411
Pfizer	1.7	999,850	24,846
Other Securities	6.1		89,923

			167,707

Industrials — 7.9%
General Electric	1.1	696,580	15,819
Northrop Grumman (A)	0.5	111,300	7,394
Other Securities	6.3		94,787

			118,000

Information Technology — 21.5%
Accenture, Cl A	0.6	136,461	9,556
Adobe Systems*	1.0	438,069	14,220
Apple	3.2	71,193	47,504
Autodesk* (A)	0.6	248,427	8,290
Cisco Systems	0.6	492,800	9,408
EMC*	0.5	281,588	7,679
Google, Cl A*	1.6	30,430	22,959
Intel	0.9	575,687	13,056
International Business Machines	0.7	50,300	10,435
Intuit	0.7	180,310	10,616
Mastercard, Cl A	1.4	47,051	21,243
Microsoft	0.6	301,200	8,970
Oracle	0.6	290,396	9,144
Qualcomm	1.6	382,010	23,872
Visa, Cl A	0.8	86,550	11,622
Other Securities	6.1		91,880

			320,454

Materials — 2.9%
Other Securities	2.9		42,746

Telecommunication Services — 2.7%
AT&T	1.2	474,650	17,895
Crown Castle International*	1.2	286,798	18,384
Other Securities	0.3		3,614

			39,893

Utilities — 2.0%
Other Securities	2.0		28,944

Total Common Stock (Cost $1,159,799) ($ Thousands)			1,409,076

32	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

WARRANTS — 0.0%
Other Securities	0.0%		$344

Total Warrants (Cost $188) ($ Thousands)			344

AFFILIATED PARTNERSHIP — 5.5%
SEI Liquidity Fund, L.P. 0.150%**† (B)	5.5	81,863,917	81,864

Total Affiliated Partnership (Cost $81,864) ($ Thousands)			81,864

CASH EQUIVALENTS — 5.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.070%**†	5.2	77,033,470	77,033
Other Securities	0.0		772

Total Cash Equivalents (Cost $77,805) ($ Thousands)			77,805

U.S. TREASURY OBLIGATIONS (C) — 0.1%
Other Securities	0.1		1,682

Total U.S. Treasury Obligations (Cost $1,682) ($ Thousands)			1,682

Total Investments — 105.5% (Cost $1,321,338) ($ Thousands)			$1,570,771

A list of the open futures contracts held by the Fund at September 30, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
S&P 500 Index E-MINI	443	Dec-2012	$3
S&P Mid 400 Index E-MINI	39	Dec-2012	(58)

			$(55)

For the year ended September 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $1,488,259 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2012.

†	Investment in Affiliated Security (see Note 6).

(A)	This security or a partial position of this security is on loan at September 30, 2012 (see Note 10). The total market value of securities on loan at September 30, 2012 was $79,439 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of September 30, 2012 was $81,864 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard and Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of September 30, 2012, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,409,076	$—	$—	$1,409,076
Warrants	344	—	—	344
Affiliated Partnership	—	81,864	—	81,864
Cash Equivalents	77,805	—	—	77,805
U.S. Treasury Obligations	—	1,682	—	1,682

Total Investments in Securities	$1,487,225	$83,546	$—	$1,570,771

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(55)	$—	$—	$(55)

Total Other Financial Instruments	$(55)	$—	$—	$(55)

*	Futures contracts are valued at unrealized appreciation (depreciation) on the instrument.

For the year ended September 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Annual Report / September 30, 2012	33

SUMMARY SCHEDULE OF INVESTMENTS

Large Cap Value Fund

September 30, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.2%

Consumer Discretionary — 8.0%
Other Securities	8.0%		$107,689

Consumer Staples — 7.9%
CVS Caremark (A)	1.1	312,700	15,141
Kroger	0.6	370,200	8,714
Walgreen	0.7	243,100	8,859
Wal-Mart Stores	0.7	133,510	9,853
Other Securities	4.8		64,266

			106,833

Energy — 15.4%
Apache (A)	0.6	87,925	7,603
Chevron	3.0	351,600	40,982
ConocoPhillips (A)	1.2	284,100	16,245
Exxon Mobil	3.9	584,075	53,414
Marathon Oil	0.6	261,100	7,721
Marathon Petroleum	0.7	172,800	9,433
Murphy Oil	0.8	197,650	10,612
Occidental Petroleum	0.5	84,400	7,263
Tesoro	0.6	190,800	7,995
Valero Energy	0.7	289,800	9,181
Other Securities	2.8		38,504

			208,953

Financials — 22.0%
Aflac	0.9	249,975	11,969
Allstate	0.6	216,200	8,564
American Express	0.6	136,650	7,770
Ameriprise Financial	0.7	154,800	8,776
Citigroup	1.6	665,760	21,783
Discover Financial Services	0.7	229,900	9,134
Everest Re Group	0.8	95,135	10,176
Fifth Third Bancorp	0.8	673,800	10,451
Goldman Sachs Group	0.8	95,400	10,845
Huntington Bancshares	0.5	1,083,400	7,475
JPMorgan Chase	2.3	768,400	31,105
PNC Financial Services Group	0.6	120,900	7,629

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Travelers	0.6%	116,700	$7,966
US Bancorp	0.7	275,800	9,460
Wells Fargo	2.5	962,800	33,246
Other Securities	7.3		101,290

			297,639

Health Care — 13.1%
Aetna	1.0	342,100	13,547
Amgen	0.6	105,500	8,895
Baxter International	0.5	118,730	7,155
Johnson & Johnson (A)	1.1	221,975	15,296
McKesson	0.6	97,400	8,379
Merck	1.4	418,400	18,870
Pfizer	3.0	1,656,000	41,151
UnitedHealth Group	0.7	166,600	9,231
WellPoint	0.8	192,200	11,150
Other Securities	3.4		43,691

			177,365

Industrials — 9.7%
General Electric	1.8	1,062,225	24,123
Northrop Grumman	1.1	214,750	14,266
Other Securities	6.8		92,154

			130,543

Information Technology — 10.7%
Cisco Systems	2.0	1,397,600	26,680
Intel	1.1	676,975	15,354
Microsoft	1.3	610,700	18,187
Other Securities	6.3		85,053

			145,274

Materials — 5.1%
CF Industries Holdings	0.6	34,400	7,645
E.I. du Pont de Nemours (A)	0.6	156,300	7,857
Newmont Mining	0.7	171,300	9,594
Other Securities	3.2		43,962

			69,058

Telecommunication Services — 2.0%
AT&T	1.7	591,500	22,300
Other Securities	0.3		4,616

			26,916

Utilities — 3.3%
American Electric Power	0.6	184,200	8,094
Public Service Enterprise Group	0.5	227,200	7,311
Other Securities	2.2		28,643

			44,048

Total Common Stock (Cost $1,198,684) ($ Thousands)			1,314,318

34	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUND — 0.6%
SPDR Gold Shares	0.6%	46,650	$8,025

Total Exchange Traded Fund (Cost $6,822) ($ Thousands)			8,025

AFFILIATED PARTNERSHIP — 9.1%
SEI Liquidity Fund, L.P. 0.150%**† (B)	9.1	128,605,910	123,443

Total Affiliated Partnership (Cost $128,606) ($ Thousands)			123,443

CASH EQUIVALENT — 2.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.070%**†	2.9	38,372,409	38,372

Total Cash Equivalent (Cost $38,372) ($ Thousands)			38,372

Total Investments — 109.8% (Cost $1,372,484) ($ Thousands)			$1,484,158

Percentages are based on Net Assets of $1,352,073 ($ Thousands).

**	Rate shown is the 7-day effective yield as of September 30, 2012.

†	Investment in Affiliated Security (see Note 6).

(A)	This security or a partial position of this security is on loan at September 30, 2012 (see Note 10). The total market value of securities on loan at September 30, 2012 was $124,766 ($ Thousands).

(B)	This security was purchased with cash collateral received from securities lending (see Note 10). The total value of such securities as of September 30, 2012 was $123,443 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

SPDR — Standard & Poor’s Depository Receipts

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of September 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,314,318	$—	$—	$1,314,318
Exchange Traded Fund	8,025	—	—	8,025
Affiliated Partnership	—	123,443	—	123,443
Cash Equivalent	38,372	—	—	38,372

Total Investments in Securities	$1,360,715	$123,443	$—	$1,484,158

For the year ended September 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Annual Report / September 30, 2012	35

SUMMARY SCHEDULE OF INVESTMENTS

Large Cap Growth Fund

September 30, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.9%‡

Consumer Discretionary — 17.0%
Coach	1.1%	272,368	$15,258
Fossil*	0.8	122,356	10,364
Home Depot	1.1	257,900	15,569
Liberty Media-Interactive, Cl A*	1.0	760,335	14,066
Nike, Cl B	1.0	144,300	13,695
priceline.com*	1.4	30,900	19,119
TJX	1.0	300,800	13,473
Other Securities	9.6		129,878

			231,422

Consumer Staples — 6.8%
Altria Group	0.8	335,397	11,199
Costco Wholesale	0.9	119,301	11,945
Estee Lauder, Cl A	1.0	213,272	13,131
Mead Johnson Nutrition, Cl A	1.0	177,429	13,002
Philip Morris International	1.3	192,797	17,340
Walgreen	1.0	384,575	14,014
Other Securities	0.8		11,529

			92,160

Energy — 7.5%
Canadian Natural Resources	0.8	339,845	10,464
EOG Resources	1.8	212,575	23,819
FMC Technologies* (A)	1.0	288,689	13,366
Kinder Morgan	1.6	608,655	21,619
Schlumberger	1.0	186,129	13,463
Other Securities	1.3		20,111

			102,842

Financials — 5.1%
IntercontinentalExchange*	1.2	122,000	16,276
Progressive (A)	1.1	716,736	14,865
Other Securities	2.8		38,064

			69,205

Health Care — 11.6%
Alexion Pharmaceuticals* (A)	0.9	111,700	12,779
Allergan	1.5	225,150	20,619

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

DaVita*	1.0%	127,720	$13,233
Express Scripts Holding*	1.3	274,692	17,215
Idexx Laboratories* (A)	0.9	117,084	11,632
Intuitive Surgical*	1.6	43,763	21,690
Novo Nordisk ADR	1.2	106,332	16,780
Perrigo (A)	0.8	87,900	10,211
Other Securities	2.4		33,802

			157,961

Industrials — 8.3%
Danaher (A)	1.0	235,277	12,976
Fluor	1.0	237,089	13,343
Roper Industries (A)	1.2	147,604	16,220
Stericycle* (A)	1.0	153,067	13,856
Other Securities	4.1		57,295

			113,690

Information Technology — 35.2%
Accenture, Cl A	1.0	195,672	13,703
Adobe Systems*	1.1	481,550	15,631
Amphenol, Cl A	0.8	193,320	11,383
Apple	7.3	149,973	100,071
BMC Software*	1.2	402,225	16,688
Cognizant Technology Solutions, Cl A*	1.0	185,481	12,969
Google, Cl A*	3.2	56,932	42,955
International Business Machines	0.8	53,474	11,093
Intuit	1.3	301,900	17,776
Mastercard, Cl A	2.6	79,206	35,760
NetApp*	0.8	330,761	10,875
Qualcomm	2.7	600,694	37,537
Salesforce.com* (A)	0.9	76,804	11,727
Teradata*	1.1	187,725	14,156
VeriSign* (A)	1.2	332,800	16,204
Visa, Cl A	2.6	266,400	35,772
Other Securities	5.6		75,985

			480,285

Materials — 2.8%
Syngenta ADR	1.0	184,271	13,793
Other Securities	1.8		24,279

			38,072

Telecommunication Services — 2.6%
Crown Castle International*	2.1	442,625	28,372
Other Securities	0.5		6,713

			35,085

Total Common Stock (Cost $1,129,521) ($ Thousands)			1,320,722

36	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

WARRANTS — 0.1%
Other Securities	0.1%		$777

Total Warrants (Cost $424) ($ Thousands)			777

AFFILIATED PARTNERSHIP — 8.0%
SEI Liquidity Fund, L.P. 0.150%**† (B)	8.0	112,695,466	109,036

Total Affiliated Partnership (Cost $112,695) ($ Thousands)			109,036

CASH EQUIVALENTS — 3.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.070%**†	3.3	45,788,917	45,789
Other Securities	0.1		944

Total Cash Equivalents (Cost $46,733) ($ Thousands)			46,733

Total Investments — 108.4% (Cost $1,289,373) ($ Thousands)			$1,477,268

Percentages are based on Net Assets of $1,363,323 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2012.

†	Investment in Affiliated Security (see Note 6).

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	This security or a partial position of this security is on loan at September 30, 2012 (see Note 10). The total market value of securities on loan at September 30, 2012 was $109,820 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of September 30, 2012 was $109,036 ($ Thousands).

ADR	— American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of September 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,320,722	$—	$—	$1,320,722
Warrants	777	—	—	777
Affiliated Partnership	—	109,036	—	109,036
Cash Equivalents	46,733	—	—	46,733

Total Investments in Securities	$1,368,232	$109,036	$—	$1,477,268

For the year ended September 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Annual Report / September 30, 2012	37

SUMMARY SCHEDULE OF INVESTMENTS

Tax-Managed Large Cap Fund

September 30, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.1%

Consumer Discretionary — 14.3%
CBS, Cl B	0.6%	310,672	$11,287
Coach	0.9	315,454	17,672
Lowe’s	0.6	383,284	11,590
Nike, Cl B	0.8	159,534	15,141
Target	1.1	312,133	19,811
Time Warner Cable, Cl A	0.5	103,640	9,852
Walt Disney	0.6	196,415	10,268
Other Securities	9.2		174,304

			269,925

Consumer Staples — 9.4%
Costco Wholesale	1.1	204,771	20,503
CVS Caremark (A)	0.6	212,431	10,286
Estee Lauder, Cl A	1.1	345,276	21,259
Mead Johnson Nutrition, Cl A	0.7	172,259	12,623
Walgreen	0.8	394,862	14,389
Whole Foods Market	0.7	135,666	13,214
Other Securities	4.4		84,987

			177,261

Energy — 10.4%
Chevron	1.6	262,241	30,567
ConocoPhillips (A)	0.7	234,902	13,432
EOG Resources	0.6	105,210	11,789
Exxon Mobil	2.2	457,297	41,820
Kinder Morgan	0.5	278,468	9,891
Schlumberger	0.6	164,391	11,890
Other Securities	4.2		76,918

			196,307

Financials — 14.6%
Capital One Financial	0.7	241,851	13,788
Citigroup	0.8	447,646	14,647
Discover Financial Services	0.5	244,627	9,719
Goldman Sachs Group	0.6	89,517	10,176
JPMorgan Chase	1.6	750,992	30,400
Wells Fargo	1.2	660,072	22,792

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Other Securities	9.2%		$172,877

			274,399

Health Care — 11.7%
Allergan	0.7	145,537	13,328
Amgen	0.9	207,417	17,489
Celgene*	0.6	148,526	11,347
Johnson & Johnson (A)	0.5	140,169	9,659
Merck	0.9	356,556	16,081
Pfizer	1.7	1,282,910	31,880
Other Securities	6.4		119,843

			219,627

Industrials — 8.1%
General Electric	1.2	981,005	22,278
Northrop Grumman (A)	0.5	145,725	9,681
Other Securities	6.4		121,171

			153,130

Information Technology — 21.7%
Accenture, Cl A	0.6	153,026	10,716
Adobe Systems*	0.9	528,323	17,149
Apple	3.3	92,586	61,779
Autodesk*	0.5	307,661	10,267
Cisco Systems	0.7	623,312	11,899
EMC*	0.5	358,926	9,788
Google, Cl A*	1.6	38,265	28,871
Intel	0.9	751,984	17,055
International Business Machines	0.7	67,269	13,955
Intuit	0.7	214,776	12,646
Mastercard, Cl A	1.4	56,864	25,673
Microsoft	0.7	430,504	12,821
Oracle	0.6	382,447	12,043
Qualcomm	1.5	458,146	28,630
Visa, Cl A	0.7	103,852	13,945
Other Securities	6.4		120,990

			408,227

Materials — 3.0%
Other Securities	3.0		56,618

Telecommunication Services — 2.7%
AT&T	1.2	602,385	22,710
Crown Castle International* (A)	1.1	343,572	22,023
Other Securities	0.4		6,314

			51,047

Utilities — 2.2%
Other Securities	2.2		40,344

Total Common Stock (Cost $1,394,493) ($ Thousands)			1,846,885

38	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

RIGHTS — 0.0%
Other Securities	0.0%		$—

Total Rights (Cost $—) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 7.3%
SEI Liquidity Fund, L.P. 0.150%**† (B)	7.3	141,876,714	137,564

Total Affiliated Partnership (Cost $141,877) ($ Thousands)			137,564

CASH EQUIVALENT — 2.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.070%**†	2.2	41,843,635	41,844

Total Cash Equivalent (Cost $41,844) ($ Thousands)			41,844

U.S. TREASURY OBLIGATIONS (C) — 0.0%
Other Securities	0.0		64

Total U.S. Treasury Obligations (Cost $64) ($ Thousands)			64

Total Investments — 107.6% (Cost $1,578,278) ($ Thousands)			$2,026,357

A list of the open futures contracts held by the Fund at September 30, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	5	Dec-2012	$1
S&P Mid 400 Index E-MINI	1	Dec-2012	—

			$1

For the year ended September 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $1,883,920 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2012.

†	Investment in Affiliated Security (see Note 6).

(A)	This security or a partial position of this security is on loan at September 30, 2012 (see Note 10). The total market value of securities on loan at September 30, 2012 was $137,450 ($ Thousands).

(B)	This security was purchased with cash collateral received from securities lending (see Note 10). The total value of such securities as of September 30, 2012 was $137,564 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of September 30, 2012, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,846,885	$—	$—	$1,846,885
Rights	—	—	—	—
Affiliated Partnership	—	137,564	—	137,564
Cash Equivalent	41,844	—	—	41,844
U.S. Treasury Obligations	—	64	—	64

Total Investments in Securities	$1,888,729	$137,628	$—	$2,026,357

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$1	$—	$—	$1

Total Other Financial Instruments	$1	$—	$—	$1

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the year ended September 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Annual Report / September 30, 2012	39

SUMMARY SCHEDULE OF INVESTMENTS

S&P 500 Index Fund

September 30, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.3%

Consumer Discretionary — 10.8%
Amazon.com*	0.7%	78,700	$20,015
Comcast, Cl A	0.7	582,622	20,840
Home Depot	0.7	328,196	19,813
McDonald’s	0.7	219,570	20,146
Walt Disney	0.7	390,627	20,422
Other Securities	7.3		209,152

			310,388

Consumer Staples — 10.5%
Altria Group	0.5	442,656	14,780
Coca-Cola	1.1	842,806	31,968
CVS Caremark (A)	0.5	277,035	13,414
Kraft Foods, Cl A	0.6	386,398	15,978
PepsiCo	0.8	338,785	23,976
Philip Morris International	1.2	366,965	33,005
Procter & Gamble	1.4	599,501	41,581
Wal-Mart Stores	0.9	365,844	26,999
Other Securities	3.5		102,914

			304,615

Energy — 11.0%
Chevron	1.7	427,078	49,780
ConocoPhillips (A)	0.5	264,443	15,121
Exxon Mobil	3.2	1,004,598	91,871
Occidental Petroleum	0.5	176,359	15,177
Schlumberger (A)	0.7	288,943	20,899
Other Securities	4.4		123,948

			316,796

Financials — 14.2%
American Express	0.4	214,815	12,214
Bank of America	0.7	2,346,328	20,718
Berkshire Hathaway, Cl B*	1.2	399,147	35,205
Citigroup	0.7	638,508	20,892
JPMorgan Chase	1.2	826,857	33,471
US Bancorp	0.5	412,706	14,156
Wells Fargo	1.3	1,069,263	36,922

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Other Securities	8.2%		$236,170

			409,748

Health Care — 11.7%
Abbott Laboratories	0.8	341,646	23,423
Amgen	0.5	167,855	14,154
Bristol-Myers Squibb	0.4	365,675	12,341
Johnson & Johnson (A)	1.4	600,082	41,352
Merck	1.0	662,944	29,899
Pfizer	1.4	1,625,876	40,403
UnitedHealth Group	0.4	224,947	12,464
Other Securities	5.8		162,644

			336,680

Industrials — 9.5%
3M	0.4	138,482	12,798
Caterpillar	0.4	142,297	12,243
General Electric	1.8	2,298,174	52,191
Union Pacific	0.4	103,194	12,249
United Technologies	0.5	182,632	14,298
Other Securities	6.0		169,624

			273,403

Information Technology — 19.6%
Apple	4.7	204,031	136,142
Cisco Systems	0.8	1,151,704	21,986
eBay*	0.4	252,632	12,230
EMC*	0.4	457,140	12,466
Google, Cl A*	1.5	57,663	43,507
Intel	0.9	1,089,115	24,701
International Business Machines	1.7	233,837	48,510
Microsoft	1.7	1,642,193	48,904
Oracle	0.9	829,688	26,127
Qualcomm	0.8	370,832	23,173
Visa, Cl A	0.5	113,772	15,277
Other Securities	5.3		152,369

			565,392

Materials — 3.4%
Other Securities	3.4		98,621

Telecommunication Services — 3.2%
AT&T	1.6	1,255,640	47,338
Verizon Communications	1.0	620,148	28,260
Other Securities	0.6		16,376

			91,974

Utilities — 3.4%
Other Securities	3.4		98,547

Total Common Stock (Cost $1,827,580) ($ Thousands)			2,806,164

40	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 9.8%
SEI Liquidity Fund, L.P. 0.150%**† (B)	9.8%	285,176,841	$281,361

Total Affiliated Partnership (Cost $285,177) ($ Thousands)			281,361

CASH EQUIVALENT — 2.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.070%**†	2.6	74,594,135	74,594

Total Cash Equivalent (Cost $74,594) ($ Thousands)			74,594

U.S. TREASURY OBLIGATIONS (C) — 0.1%
Other Securities	0.1		4,160

Total U.S. Treasury Obligations (Cost $4,160) ($ Thousands)			4,160

Total Investments — 109.8% (Cost $2,191,511) ($ Thousands)			$3,166,279

A list of the open futures contracts held by the Fund at September 30, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index E-MINI	1,134	Dec-2012	$(1,240)

For the year ended September 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $2,883,246 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2012.

†	Investment in Affiliated Security (see Note 6).

(A)	This security or a partial position of this security is on loan at September 30, 2012 (see Note 10). The total market value of securities on loan at September 30, 2012 was $277,352 ($ Thousands).

(B)	This security was purchased with cash collateral received from securities lending (see Note 10). The total value of such securities as of September 30, 2012 was $281,361 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of September 30, 2012, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,806,164	$—	$—	$2,806,164
Affiliated Partnership	—	281,361	—	281,361
Cash Equivalent	74,594	—	—	74,594
U.S. Treasury Obligations	—	4,160	—	4,160

Total Investments in Securities	$2,880,758	$285,521	$—	$3,166,279

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(1,240)	$—	$—	$(1,240)

Total Other Financial Instruments	$(1,240)	$—	$—	$(1,240)

*	Futures contracts are valued at unrealized depreciation on the instrument.

For the year ended September 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Annual Report / September 30, 2012	41

SUMMARY SCHEDULE OF INVESTMENTS

Small Cap Fund

September 30, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.7%

Consumer Discretionary — 15.2%
BJ’s Restaurants* (A)	0.4%	22,983	$1,042
Childrens Place Retail Stores* (A)	0.5	21,683	1,301
Francesca’s Holdings* (A)	0.4	32,202	990
Life Time Fitness* (A)	0.3	16,245	743
Lumber Liquidators Holdings* (A)	0.3	15,820	802
National CineMedia	0.3	48,040	786
Pier 1 Imports (A)	0.4	52,776	989
Select Comfort*	0.4	31,491	994
Vail Resorts (A)	0.4	15,469	892
Vitamin Shoppe*	0.3	13,283	775
Zumiez* (A)	0.3	28,639	794
Other Securities	11.2		28,440

			38,548

Consumer Staples — 2.5%
Other Securities	2.5		6,377

Energy — 5.6%
Forum Energy Technologies* (A)	0.3	29,741	723
Oasis Petroleum*	0.5	38,968	1,148
Rosetta Resources* (A)	0.3	17,575	842
Other Securities	4.5		11,530

			14,243

Financials — 20.4%
Affiliated Managers Group*	0.3	6,340	780
CNO Financial Group (A)	0.4	105,020	1,013
EastGroup Properties †	0.3	13,737	731
First Horizon National (A)	0.3	88,087	848
Lexington Realty Trust † (A)	0.3	75,078	725
Netspend Holdings* (A)	0.3	75,764	745
PacWest Bancorp	0.3	33,173	775
Susquehanna Bancshares	0.4	93,842	982
Webster Financial	0.3	30,855	731
Western Alliance Bancorp*	0.4	105,172	1,073

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Other Securities	17.1%		$43,461

			51,864

Health Care — 12.0%
Acadia Healthcare* (A)	0.4	40,367	963
HealthSouth*	0.5	58,433	1,406
HMS Holdings*	0.3	26,341	880
WellCare Health Plans*	0.5	20,895	1,182
Other Securities	10.3		26,070

			30,501

Industrials — 15.9%
Actuant, Cl A	0.7	58,092	1,663
Acuity Brands (A)	0.4	16,248	1,028
Chart Industries*	0.3	11,742	867
EMCOR Group	0.4	32,655	932
Genesee & Wyoming, Cl A* (A)	0.5	19,752	1,321
Hexcel*	0.5	54,727	1,315
Middleby*	0.3	7,205	833
Old Dominion Freight Line*	0.6	47,738	1,440
Other Securities	12.2		31,075

			40,474

Information Technology — 15.5%
Aspen Technology*	0.3	30,885	798
BroadSoft* (A)	0.3	18,530	760
Cadence Design Systems* (A)	0.3	62,115	799
Cavium* (A)	0.3	25,635	854
DealerTrack Holdings*	0.3	28,840	803
ExlService Holdings*	0.3	25,609	755
Fairchild Semiconductor International*	0.3	62,422	819
Integrated Device Technology*	0.3	130,215	766
Opnet Technologies (A)	0.3	21,434	730
Parametric Technology*	0.5	52,342	1,141
Other Securities	12.3		31,084

			39,309

Materials — 3.9%
Minerals Technologies	0.3	10,820	767
PolyOne	0.4	66,863	1,108
Other Securities	3.2		8,038

			9,913

Telecommunication Services — 0.3%
Other Securities	0.3		871

Utilities — 2.4%
Other Securities	2.4		5,968

Total Common Stock (Cost $215,106) ($ Thousands)			238,068

42	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Percentage of Net Assets (%)	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

EXCHANGE TRADED FUNDS — 0.8%
iShares Russell 2000 Value Index Fund (A)	0.6%	19,700	$1,457
Other Securities	0.2		585

Total Exchange Traded Funds (Cost $1,988) ($ Thousands)			2,042

RIGHTS — 0.0%
Other Securities	0.0		—

Total Rights (Cost $—) ($ Thousands)			—

WARRANTS — 0.0%
Other Securities	0.0		—

Total Warrants (Cost $—) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 19.5%
SEI Liquidity Fund, L.P. 0.150%**†† (B)	19.5	49,588,926	49,589

Total Affiliated Partnership (Cost $49,589) ($ Thousands)			49,589

CASH EQUIVALENT — 5.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.070%**††	5.3	13,286,993	13,287

Total Cash Equivalent (Cost $13,287) ($ Thousands)			13,287

U.S. TREASURY OBLIGATIONS (C) (D) — 0.5%
U.S. Treasury Bills 0.131%, 02/07/2013	0.5	$1,300	1,300

Total U.S. Treasury Obligations (Cost $1,299) ($ Thousands)			1,300

Total Investments — 119.8% (Cost $281,269) ($ Thousands)			$304,286

A list of the open futures contracts held by the Fund at September 30, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	111	Dec-2012	$(80)

For the year ended September 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $254,051 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2012.
†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 6).

(A)	This security or a partial position of this security is on loan at September 30, 2012 (see Note 10). The total market value of securities on loan at September 30, 2012 was $47,740 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of September 30, 2012 was $49,589 ($ Thousands).

(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at time of purchase.

Cl — Class

L.P. — Limited Partnership

Amounts designated as “—” are $0 or have been rounded to $0.

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of September 30, 2012, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$238,063	$5	$—	$238,068
Exchange Traded Funds	2,042	—	—	2,042
Rights	—	—	—	—
Warrants	—	—	—	—
Affiliated Partnership	—	49,589	—	49,589
Cash Equivalent	13,287	—	—	13,287
U.S. Treasury Obligations	—	1,300	—	1,300

Total Investments in Securities	$253,392	$50,894	$—	$304,286

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(80)	$—	$—	$(80)

Total Other Financial Instruments	$(80)	$—	$—	$(80)

*	Futures contracts are valued at unrealized depreciation on the instrument.

For the year ended September 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Annual Report / September 30, 2012	43

SUMMARY SCHEDULE OF INVESTMENTS

Small Cap Value Fund

September 30, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.5%‡

Consumer Discretionary — 10.3%
Libbey*	0.5%	124,500	$1,965
Matthews International, Cl A (A)	0.4	58,303	1,739
MDC Partners, Cl A	0.5	167,200	2,063
Regis (A)	0.5	108,379	1,992
Rent-A-Center	0.4	50,200	1,761
Warnaco Group*	0.4	30,605	1,588
WMS Industries*	0.5	127,507	2,088
Other Securities	7.1		28,865

			42,061

Consumer Staples — 2.8%
Other Securities	2.8		11,425

Energy — 5.9%
Gulfmark Offshore, Cl A*	0.4	47,392	1,566
Swift Energy* (A)	0.4	72,304	1,510
Other Securities	5.1		21,003

			24,079

Financials — 33.8%
Alterra Capital Holdings (A)	0.5	81,535	1,952
CBL & Associates Properties †	0.4	72,283	1,543
CNO Financial Group	0.7	313,000	3,021
First Midwest Bancorp	0.5	157,562	1,977
Highwoods Properties † (A)	0.4	46,385	1,513
Kennedy-Wilson Holdings	0.3	107,600	1,503
Lexington Realty Trust † (A)	0.5	196,065	1,894
MFA Financial†	0.4	181,457	1,542
Mid-America Apartment Communities †	0.4	25,108	1,640
Ocwen Financial*	0.6	87,850	2,408
Old National Bancorp	0.6	162,799	2,216
PacWest Bancorp (A)	0.5	77,320	1,807
Platinum Underwriters Holdings	0.6	56,709	2,318
ProAssurance	0.4	17,530	1,585
Simon Property Group †	0.4	11,994	1,821

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Susquehanna Bancshares	0.4%	161,477	$1,689
Validus Holdings	0.4	45,400	1,540
Western Alliance Bancorp*	0.5	196,075	2,000
Other Securities	25.3		104,383

			138,352

Health Care — 4.8%
Other Securities	4.8		19,770

Industrials — 17.0%
Belden	0.4	45,881	1,692
EMCOR Group	0.6	91,353	2,607
FTI Consulting* (A)	0.6	85,800	2,289
Ryder System	0.4	42,010	1,641
Teleflex	0.4	23,869	1,643
Tetra Tech*	0.7	111,353	2,924
Tutor Perini*	0.4	142,200	1,627
Other Securities	13.5		55,086

			69,509

Information Technology — 12.0%
Adtran (A)	0.5	108,013	1,866
CACI International, Cl A* (A)	0.5	37,503	1,942
Diebold	0.6	73,584	2,481
EarthLink	0.4	250,960	1,787
Parametric Technology*	0.4	73,061	1,593
Progress Software*	0.4	76,570	1,638
Tech Data*	0.4	38,300	1,735
Other Securities	8.8		35,864

			48,906

Materials — 5.7%
H.B. Fuller	0.5	61,150	1,876
Minerals Technologies	0.4	25,005	1,774
RTI International Metals* (A)	0.4	72,982	1,747
Sensient Technologies	0.5	51,000	1,875
Other Securities	3.9		16,236

			23,508

Telecommunication Services — 0.7%
Neutral Tandem*	0.4	164,700	1,545
Other Securities	0.3		1,431

			2,976

Utilities — 3.5%
Cleco	0.5	44,898	1,885
Great Plains Energy	0.4	75,620	1,683
Portland General Electric	0.6	93,705	2,534
Other Securities	2.0		8,254

			14,356

Total Common Stock (Cost $386,835) ($ Thousands)			394,942

44	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUNDS — 1.4%
iShares Russell 2000 Value Index Fund	1.0%	56,800	$4,200
Other Securities	0.4		1,344

Total Exchange Traded Funds (Cost $5,300) ($ Thousands)			5,544

WARRANTS — 0.0%
Other Securities	0.0		—

Total Warrants (Cost $—) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 15.9%
SEI Liquidity Fund, L.P. 0.150%**†† (B)	15.9	69,063,307	65,243

Total Affiliated Partnership (Cost $69,063) ($ Thousands)			65,243

CASH EQUIVALENT — 3.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.070%**††	3.4	14,101,306	14,101

Total Cash Equivalent (Cost $14,101) ($ Thousands)			14,101

U.S. TREASURY OBLIGATIONS (C) — 0.1%
Other Securities	0.1		569

Total U.S. Treasury Obligations (Cost $569) ($ Thousands)			569

Total Investments — 117.3% (Cost $475,868) ($ Thousands)			$480,399

A list of the open futures contracts held by the Fund at September 30, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	49	Dec-2012	$(39)

For the year ended September 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $409,474 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2012

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

†	Real Estate Investment Trust

††	Investment in Affiliated Security (see Note 6).

(A)	This security or a partial position of this security is on loan at September 30, 2012 (see Note 10). The total market value of securities on loan at September 30, 2012 was $66,465 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of September 30, 2012 was $65,243 ($ Thousands).

(C)	Security, or portion thereof has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

Amounts designated as “—” are $0 or have been rounded to $0.

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of September 30, 2012, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$394,650	$—	$292	$394,942
Exchange Traded Funds	5,544	—	—	5,544
Warrants	—	—	—	—
Affiliated Partnership	—	65,243	—	65,243
Cash Equivalent	14,101	—	—	14,101
U.S. Treasury Obligations	—	569	—	569

Total Investments in Securities	$414,295	$65,812	$292	$480,399

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(39)	$—	$—	$(39)

Total Other Financial Instruments	$(39)	$—	$—	$(39)

*	Futures contracts are valued at unrealized depreciation on the instrument.

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

For the year ended September 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Annual Report / September 30, 2012	45

SUMMARY SCHEDULE OF INVESTMENTS

Small Cap Growth Fund

September 30, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.5%

Consumer Discretionary — 19.0%
BJ’s Restaurants* (A)	0.4%	28,144	$1,276
Childrens Place Retail Stores*	0.4	21,200	1,272
Grand Canyon Education*	0.4	52,765	1,241
Hibbett Sports* (A)	0.8	42,813	2,545
Lumber Liquidators Holdings* (A)	0.5	32,330	1,638
National CineMedia	1.1	195,826	3,206
Wolverine World Wide	0.7	48,225	2,140
Other Securities	14.7		43,899

			57,217

Consumer Staples — 2.4%
Other Securities	2.4		7,348

Energy — 5.9%
Dresser-Rand Group*	0.4	24,037	1,325
Dril-Quip*	0.8	33,005	2,372
Oasis Petroleum*	0.7	69,485	2,048
Other Securities	4.0		11,921

			17,666

Financials — 6.8%
Affiliated Managers Group*	0.5	13,180	1,621
Financial Engines* (A)	0.5	62,216	1,483
Signature Bank NY*	0.4	20,180	1,354
Other Securities	5.4		16,491

			20,949

Health Care — 19.4%
Acadia Healthcare* (A)	0.5	61,416	1,465
Ariad Pharmaceuticals*	0.4	52,817	1,279
ATHENAHEALTH INC* (A)	0.4	13,548	1,243
Impax Laboratories*	0.4	50,215	1,303
Masimo*	0.7	90,676	2,193
Onyx Pharmaceuticals*	0.4	14,540	1,229
PSS World Medical* (A)	0.4	57,017	1,299

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Quidel* (A)	0.4%	70,555	$1,336
Volcano*	0.7	69,874	1,996
WellCare Health Plans*	0.5	25,718	1,454
Other Securities	14.6		44,618

			59,415

Industrials — 19.3%
Acuity Brands (A)	0.7	33,991	2,151
Carlisle	0.5	28,200	1,464
Genesee & Wyoming, Cl A* (A)	0.5	20,837	1,393
Heico, Cl A	0.4	42,472	1,296
Hub Group, Cl A*	0.5	46,970	1,394
Landstar System	0.4	25,724	1,216
Middleby*	0.6	15,160	1,753
Old Dominion Freight Line*	0.7	71,880	2,168
Polypore International* (A)	0.5	39,445	1,394
Trex* (A)	0.4	38,750	1,322
TrueBlue*	0.4	86,594	1,361
Wabtec	0.6	21,724	1,744
WESCO International* (A)	0.4	21,648	1,238
Other Securities	12.7		38,686

			58,580

Information Technology — 22.9%
Aspen Technology*	0.6	66,646	1,723
Bazaarvoice* (A)	0.4	81,101	1,229
Broadridge Financial Solutions	0.4	51,625	1,204
BroadSoft*	0.5	39,030	1,601
Cornerstone OnDemand* (A)	0.4	39,752	1,219
CoStar Group* (A)	0.7	24,605	2,006
DealerTrack Holdings*	0.5	59,230	1,650
Envestnet*	0.4	107,388	1,256
Measurement Specialties*	0.4	40,244	1,327
Opnet Technologies (A)	0.5	47,861	1,631
RealPage* (A)	0.6	77,521	1,752
SolarWinds*	0.4	23,566	1,314
SS&C Technologies Holdings*	0.5	61,984	1,563
Tyler Technologies*	0.5	30,998	1,364
Other Securities	16.1		48,654

			69,493

Materials — 2.4%
Other Securities	2.4		6,831

Telecommunication Services — 0.4%
Other Securities	0.4		1,349

Utilities — 0.0%
Other Securities	0.0		196

Total Common Stock (Cost $285,883) ($ Thousands)			299,044

46	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUND — 0.1%
Other Securities	0.1%		$398

Total Exchange Traded Fund (Cost $402) ($ Thousands)			398

WARRANTS — 0.0%
Other Securities	0.0		—

Total Warrants (Cost $—) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 23.7%
SEI Liquidity Fund, L.P. 0.150%**† (B)	23.7	75,022,368	71,985

Total Affiliated Partnership (Cost $75,022) ($ Thousands)			71,985

CASH EQUIVALENT — 3.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.070%**†	3.1	9,542,296	9,542

Total Cash Equivalent (Cost $9,542) ($ Thousands)			9,542

U.S. TREASURY OBLIGATIONS (C) — 0.2%
Other Securities	0.2		439

Total U.S. Treasury Obligations (Cost $439) ($ Thousands)			439

Total Investments — 125.6% (Cost $371,288) ($ Thousands)			$381,408

The open futures contracts held by the Fund at September 30, 2012, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	41	Dec-2012	$(42)

For the year ended September 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $303,622 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2012

†	Investment in Affiliated Security (see Note 6).

(A)	This security or a partial position of this security is on loan at September 30, 2012 (see Note 10). The total market value of securities on loan at September 30, 2012 was $72,387 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see note 10). The total value of such securities as of September 30, 2012 was $71,985 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

NY — New York

Amounts designated as “—” are $0 or have been rounded to $0.

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of September 30, 2012, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$298,855	$111	$78	$299,044
Exchange Traded Fund	398	—	—	398
Warrants	—	—	—	—
Affiliated Partnership	—	71,985	—	71,985
Cash Equivalent	9,542	—	—	9,542
U.S. Treasury Obligations	—	439	—	439

Total Investments in Securities	$308,795	$72,535	$78	$381,408

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(42)	$—	$—	$(42)

Total Other Financial Instruments	$(42)	$—	$—	$(42)

*	Futures contracts are valued at unrealized depreciation on the instrument.

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

For the year ended September 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Annual Report / September 30, 2012	47

SUMMARY SCHEDULE OF INVESTMENTS

Tax-Managed Small/Mid Cap Fund

September 30, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.9%

Consumer Discretionary — 15.3%
Buffalo Wild Wings*	0.4%	13,849	$1,187
Childrens Place Retail Stores*	0.3	14,630	878
Dick’s Sporting Goods	0.4	25,505	1,322
DSW, Cl A	0.4	20,512	1,369
Hanesbrands*	0.4	41,230	1,314
Hibbett Sports*	0.3	17,889	1,063
Life Time Fitness*	0.3	22,150	1,013
Vitamin Shoppe*	0.3	18,772	1,095
WMS Industries* (A)	0.3	58,138	952
Other Securities	12.2		41,350

			51,543

Consumer Staples — 3.5%
Other Securities	3.5		11,678

Energy — 5.8%
Tesoro	0.3	23,300	976
Western Refining	0.3	35,660	934
Other Securities	5.2		17,459

			19,369

Financials — 18.4%
CBL & Associates Properties†	0.3	41,931	895
Pebblebrook Hotel Trust†	0.3	37,376	874
ProAssurance	0.3	10,184	921
Zions Bancorporation	0.3	47,569	983
Other Securities	17.2		58,236

			61,909

Health Care — 12.2%
Catamaran*	0.4	13,491	1,322
Cooper	0.3	9,172	866
HealthSouth*	0.4	55,971	1,347
HeartWare International* (A)	0.3	12,418	1,173
Jazz Pharmaceuticals*	0.3	18,254	1,041
MEDNAX*	0.5	22,885	1,704

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Onyx Pharmaceuticals*	0.3%	10,380	$877
Parexel International*	0.3	37,708	1,160
ResMed	0.3	21,844	884
Salix Pharmaceuticals*	0.3	24,322	1,030
Team Health Holdings*	0.3	32,068	870
Volcano*	0.3	34,002	971
WellCare Health Plans*	0.4	26,014	1,471
Other Securities	7.8		26,403

			41,119

Industrials — 14.8%
Actuant, Cl A	0.3	30,356	869
IDEX	0.3	26,793	1,119
Interface, Cl A	0.3	73,030	965
Moog, Cl A*	0.3	25,101	951
Old Dominion Freight Line*	0.3	31,494	950
Tetra Tech*	0.3	36,387	956
United Rentals*	0.3	29,283	958
Other Securities	12.7		43,045

			49,813

Information Technology — 15.5%
Alliance Data Systems*	0.3	6,517	925
Ansys*	0.3	12,065	886
BroadSoft*	0.5	42,331	1,736
Cadence Design Systems*	0.5	136,075	1,751
CoStar Group*	0.3	12,862	1,049
DealerTrack Holdings*	0.3	40,017	1,115
Parametric Technology*	0.3	45,889	1,000
SolarWinds*	0.3	17,471	974
Other Securities	12.7		42,641

			52,077

Materials — 6.0%
Packaging Corp of America	0.4	37,117	1,347
PolyOne	0.4	89,715	1,487
Silgan Holdings	0.4	27,615	1,202
Other Securities	4.8		16,025

			20,061

Telecommunication Services — 0.6%
tw telecom, Cl A*	0.3	42,283	1,102
Other Securities	0.3		1,047

			2,149

Utilities — 3.8%
Cleco	0.3	23,725	996
Great Plains Energy	0.4	54,489	1,213
Portland General Electric	0.4	48,210	1,304
Other Securities	2.7		9,343

			12,856

Total Common Stock (Cost $283,349) ($ Thousands)			322,574

48	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUNDS — 0.2%
Other Securities	0.2%		$854

Total Exchange Traded Funds (Cost $788) ($ Thousands)			854

WARRANTS — 0.0%
Other Securities	0.0		—

Total Warrants (Cost $—) ($ Thousands)			—

RIGHTS — 0.0%
Other Securities	0.0		—

Total Rights (Cost $—) (Thousands)			—

AFFILIATED PARTNERSHIP — 4.1%
SEI Liquidity Fund, L.P. 0.150%**†† (B)	4.1	13,959,587	13,722

Total Affiliated Partnership (Cost $13,960) ($ Thousands)			13,722

CASH EQUIVALENT — 4.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.070%**††	4.0	13,609,029	13,609

Total Cash Equivalent (Cost $13,609) ($ Thousands)			13,609

U.S. TREASURY OBLIGATIONS (C) — 0.2%
Other Securities	0.2		537

Total U.S. Treasury Obligations (Cost $537) ($ Thousands)			537

Total Investments — 104.4% (Cost $312,243) ($ Thousands)			$351,296

A list of the open futures contracts held by the Fund at September 30, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	50	Dec-2012	$(42)
S&P Mid 400 Index E-MINI	37	Dec-2012	(62)

			$(104)

For the year ended September 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $336,339 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2012.

†	Real Estate Investment Trust

††	Investment in Affiliated Security (see Note 6).
(A)	This security or a partial position of this security is on loan at September 30, 2012 (see Note 10). The total market value of securities on loan at September 30, 2012 was $13,561 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see note 10). The total market value of such securities as of September 30, 2012 was $13,722 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

Amounts designated as “—” are $0 or have been rounded to $0.

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of September 30, 2012, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$322,574	$—	$—	$322,574
Exchange Traded Funds	854	—	—	854
Warrants	—	—	—	—
Rights	—	—	—	—
Affiliated Partnership	—	13,722	—	13,722
Cash Equivalent	13,609	—	—	13,609
U.S. Treasury Obligations	—	537	—	537

Total Investments in Securities	$337,037	$14,259	$—	$351,296

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(104)	$—	$—	$(104)

Total Other Financial Instruments	$(104)	$—	$—	$(104)

*	Futures contracts are valued at unrealized depreciation on the instrument.

For the year ended September 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Annual Report / September 30, 2012	49

SUMMARY SCHEDULE OF INVESTMENTS

Mid-Cap Fund

September 30, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.3%

Consumer Discretionary — 14.8%
Harley-Davidson	1.0%	21,304	$902
Hasbro (A)	0.6	14,207	542
Newell Rubbermaid	0.6	28,533	545
PetSmart	0.6	7,200	497
Royal Caribbean Cruises	0.9	26,198	792
Urban Outfitters*	0.8	17,573	660
Other Securities	10.3		8,824

			12,762

Consumer Staples — 6.0%
Kroger	0.8	29,777	701
SYSCO (A)	0.5	15,254	477
Tyson Foods, Cl A	0.6	29,817	478
Other Securities	4.1		3,519

			5,175

Energy — 7.1%
Concho Resources*	0.6	5,780	548
Newfield Exploration*	0.6	16,993	532
Pioneer Natural Resources (A)	0.9	7,654	799
Range Resources	0.9	10,572	739
Other Securities	4.1		3,551

			6,169

Financials — 15.4%
Allstate	0.7	15,123	599
Ameriprise Financial	0.6	9,918	562
Digital Realty Trust† (A)	0.6	7,097	496
Fifth Third Bancorp	0.9	52,122	808
Host Hotels & Resorts † (A)	0.7	38,337	615
Liberty Property Trust † (A)	0.6	14,890	540
PartnerRe	0.6	6,793	505
Reinsurance Group of America, Cl A	0.6	9,346	541
SunTrust Banks	0.7	19,840	561
T. Rowe Price Group	0.7	8,900	564
Unum Group (A)	0.7	31,888	613

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Zions Bancorporation (A)	0.6%	26,015	$537
Other Securities	7.4		6,301

			13,242

Health Care — 11.1%
Agilent Technologies	0.6	12,700	488
CareFusion*	0.7	21,154	601
Humana	0.6	6,950	488
MEDNAX*	0.6	7,167	534
Quest Diagnostics	0.6	7,782	494
Watson Pharmaceuticals*	0.6	6,500	553
Other Securities	7.4		6,390

			9,548

Industrials — 14.1%
Dover	0.7	10,460	622
Fluor	1.0	14,673	826
Republic Services	0.7	21,279	585
Stanley Black & Decker	0.6	7,285	555
Other Securities	11.1		9,553

			12,141

Information Technology — 15.6%
Alliance Data Systems* (A)	0.7	4,270	606
Avago Technologies	0.7	16,500	575
Citrix Systems*	0.7	7,550	578
F5 Networks*	0.6	4,660	488
Fidelity National Information
Services	0.6	17,091	534
Symantec*	0.9	43,021	774
Synopsys*	0.8	21,776	719
Other Securities	10.6		9,149

			13,423

Materials — 7.0%
Allegheny Technologies	0.7	19,430	620
Greif, Cl A	0.6	10,923	482
Owens-Illinois*	0.6	30,258	568
Packaging Corp of America	0.6	14,815	538
Sherwin-Williams	1.0	5,620	837
Other Securities	3.5		3,036

			6,081

Telecommunication Services — 0.0%
Other Securities	0.0		26

Utilities — 5.2%
AGL Resources	0.7	14,054	575
Great Plains Energy	0.8	30,036	669
SCANA (A)	0.5	9,896	478
Other Securities	3.2		2,726

			4,448

Total Common Stock (Cost $78,968) ($ Thousands)			83,015

50	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 12.1%
SEI Liquidity Fund, L.P. 0.150% ††** (B)	12.1%	10,756,000	$10,422

Total Affiliated Partnership (Cost $10,756) ($ Thousands)			10,422

CASH EQUIVALENT — 4.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.070%**††	4.2	3,610 ,879	3,611

Total Cash Equivalent (Cost $3,611) ($ Thousands)			3,611

U.S. TREASURY OBLIGATIONS (C) — 0.1%
Other Securities	0.1		122

Total U.S. Treasury Obligations (Cost $122) ($ Thousands)			122

Total Investments — 112.7% (Cost $93,457) ($ Thousands)			$97,170

A list of the open futures contracts held by the Fund at September 30, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P Mid 400 Index E-MINI	24	Dec-2012	$(43)

For the year ended September 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $86,207 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2012.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 6).

(A)	This security or a partial position of this security is on loan at September 30, 2012 (see Note 10). The total market value of securities on loan at September 30, 2012 was $10,469 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total value of such securities as of September 30, 2012 was $10,422 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of September 30, 2012, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$83,015	$—	$—	$83,015
Affiliated Partnership	—	10,422	—	10,422
Cash Equivalent	3,611	—	—	3,611
U.S. Treasury Obligations	—	122	—	122

Total Investments in Securities	$86,626	$10,544	$—	$97,170

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(43)	$—	$—	$(43)

Total Other Financial Instruments	$(43)	$—	$—	$(43)

*	Futures contracts are valued at unrealized depreciation on the instrument.

For the year ended September 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Annual Report / September 30, 2012	51

SUMMARY SCHEDULE OF INVESTMENTS

U.S. Managed Volatility Fund

September 30, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.1%

Consumer Discretionary — 8.2%
DIRECTV*	1.0%	122,100	$6,405
Target	0.8	74,100	4,703
Other Securities	6.4		40,760

			51,868

Consumer Staples — 19.8%
Altria Group	0.7	133,594	4,461
Church & Dwight	0.8	92,346	4,986
Clorox	0.7	62,956	4,536
Coca-Cola Enterprises	0.8	152,575	4,771
ConAgra Foods	0.7	163,129	4,501
Hershey	1.0	88,765	6,293
Hormel Foods	1.3	287,671	8,412
Kimberly-Clark	1.6	117,270	10,059
Lorillard	0.9	47,724	5,557
Philip Morris International	0.7	51,359	4,619
Reynolds American	1.3	194,967	8,450
Walgreen	0.7	115,700	4,216
Wal-Mart Stores	0.9	80,900	5,970
Other Securities	7.7		48,746

			125,577

Energy — 3.2%
Chevron	1.2	62,200	7,250
Exxon Mobil	1.2	85,700	7,837
Imperial Oil	0.3	36,700	1,689
Other Securities	0.5		3,322

			20,098

Financials — 11.7%
Allied World Assurance Holdings	0.7	59,396	4,588
Arch Capital Group*	0.7	102,073	4,254
Everest Re Group	0.9	54,475	5,827
PartnerRe	0.9	74,061	5,501
Other Securities	8.5		54,204

			74,374

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 19.9%
Abbott Laboratories	1.8%	163,832	$11,232
AmerisourceBergen	1.0	168,043	6,505
Amgen	1.7	125,820	10,609
Becton Dickinson	0.7	53,064	4,169
Cardinal Health	1.0	172,226	6,712
Eli Lilly	1.1	145,088	6,879
Johnson & Johnson	0.9	86,100	5,933
McKesson	1.3	96,414	8,295
Merck	1.3	189,600	8,551
Pfizer	1.1	286,400	7,117
Techne	0.8	72,783	5,236
United Therapeutics*	0.8	86,600	4,839
Other Securities	6.4		40,736

			126,813

Industrials — 4.9%
L-3 Communications Holdings	0.8	68,400	4,905
Lockheed Martin	0.7	44,824	4,186
Raytheon	0.8	90,000	5,144
Other Securities	2.6		17,142

			31,377

Information Technology — 8.6%
Amdocs	0.9	169,941	5,606
Harris	0.7	88,700	4,543
IAC	0.7	88,881	4,627
International Business Machines	1.0	31,164	6,465
Microsoft	0.8	172,900	5,149
Other Securities	4.5		28,302

			54,692

Materials — 2.5%
Royal Gold	0.7	42,483	4,242
Other Securities	1.8		11,624

			15,866

Telecommunication Services — 3.5%
AT&T	1.3	216,200	8,151
Other Securities	2.2		14,103

			22,254

Utilities — 13.8%
American Electric Power	0.7	109,000	4,790
American Water Works	0.8	139,085	5,154
Consolidated Edison	0.9	98,029	5,871
DTE Energy	1.2	130,401	7,816
PG&E	0.8	119,700	5,108
Southern	0.7	96,079	4,428

52	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Wisconsin Energy	0.7%	114,466	$4,311
Other Securities	8.0		50,451

			87,929

Total Common Stock (Cost $522,845) ($ Thousands)			610,848

CASH EQUIVALENT — 3.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.070%**†	3.5	22,070,289	22,070

Total Cash Equivalent (Cost $22,070) ($ Thousands)			22,070

U.S. TREASURY OBLIGATIONS (A) — 0.2%
Other Securities	0.2		1,500

Total U.S. Treasury Obligations (Cost $1,500) ($ Thousands)			1,500

Total Investments — 99.8% (Cost $546,415) ($ Thousands)			$634,418

The open futures contracts held by the Fund at September 30, 2012, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index E-MINI	273	Dec-2012	$(62)

For the year ended September 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $636,007 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2012.

†	Investment in Affiliated Security (see Note 6).

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

S&P — Standard and Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of September 30, 2012, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$610,848	$—	$—	$610,848
Cash Equivalent	22,070	—	—	22,070
U.S. Treasury Obligations	—	1,500	—	1,500

Total Investments in Securities	$632,918	$1,500	$—	$634,418

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(62)	$—	$—	$(62)

Total Other Financial Instruments	$(62)	$—	$—	$(62)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the year ended September 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Annual Report / September 30, 2012	53

SUMMARY SCHEDULE OF INVESTMENTS

Global Managed Volatility Fund

September 30, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 88.3%

Australia — 6.1%
CSL	1.3%	252,506	$12,079
Wesfarmers	0.6	142,230	5,067
Other Securities	4.2		39,644

			56,790

Austria — 0.1%
Other Securities	0.1		972

Belgium — 0.9%
Other Securities	0.9		7,950

Bermuda — 0.0%
Other Securities	0.0		213

Canada — 11.6%
BCE	0.5	112,962	4,963
Bell Aliant	0.6	212,795	5,902
Canadian Tire, Cl A	0.7	88,780	6,385
Manitoba Telecom Services	0.6	154,974	5,316
Metro, Cl A	0.9	144,032	8,549
Rogers Communications, Cl B	0.9	205,782	8,324
Saputo	0.7	138,139	5,931
Other Securities	6.7		62,612

			107,982

Cayman Islands — 0.2%
Other Securities	0.2		2,127

Denmark — 2.6%
Coloplast, Cl B	0.9	39,168	8,166
Novo Nordisk, Cl B	1.0	53,950	8,533
TDC	0.6	762,507	5,561
Other Securities	0.1		1,303

			23,563

Finland — 1.0%
Other Securities	1.0		9,367

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

France — 0.5%
Other Securities	0.5%		$4,768

Germany — 0.6%
Other Securities	0.6		5,643

Guernsey — 0.1%
Other Securities	0.1		1,063

Hong Kong — 2.6%
CLP Holdings	0.8	917,000	7,794
Link†	0.8	1,574,500	7,463
Power Assets Holdings	0.9	929,000	7,890
Other Securities	0.1		813

			23,960

Ireland — 0.2%
Other Securities	0.2		1,688

Israel — 1.0%
Other Securities	1.0		9,574

Italy — 0.4%
Other Securities	0.4		3,633

Japan — 16.8%
Central Japan Railway	0.6	58,200	5,132
Daito Trust Construction	0.6	49,700	5,015
Kao	1.0	332,700	9,835
Kewpie	0.6	306,600	5,147
McDonald’s Holdings Japan	0.6	190,500	5,443
NTT DOCOMO	0.6	3,701	6,023
Osaka Gas	0.7	1,560,000	6,897
Otsuka Holdings	0.8	248,500	7,730
Yamazaki Baking	0.7	449,000	6,031
Other Securities	10.6		99,036

			156,289

Luxembourg — 0.1%
Other Securities	0.1		610

Netherlands — 0.9%
Other Securities	0.9		8,126

New Zealand — 0.6%
Other Securities	0.6		5,391

Portugal — 0.2%
Other Securities	0.2		1,858

Singapore — 1.0%
Other Securities	1.0		9,621

Spain — 0.9%
Other Securities	0.9		7,937

54	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Sweden — 0.9%
Other Securities	0.9%		$8,551

Switzerland — 2.3%
Swisscom	0.7	16,199	6,516
Other Securities	1.6		14,398

			20,914

United Kingdom — 9.4%
Associated British Foods	0.5	242,282	5,043
AstraZeneca	1.1	216,083	10,311
Centrica	1.0	1,724,583	9,129
Imperial Tobacco Group	0.6	151,321	5,601
National Grid	0.9	767,844	8,469
Reckitt Benckiser Group	0.5	86,581	4,984
Unilever	0.6	146,354	5,322
Vodafone Group	0.7	2,089,874	5,931
WM Morrison Supermarkets	0.7	1,504,130	6,927
Other Securities	2.8		25,408

			87,125

United States — 27.3%
Abbott Laboratories	0.6	84,621	5,802
Altria Group	0.6	167,620	5,597
Amgen	0.7	74,867	6,313
Autozone*	0.6	16,024	5,924
Campbell Soup	0.6	155,293	5,407
Clorox	0.6	69,247	4,989
Colgate-Palmolive	0.5	46,413	4,977
ConAgra Foods	0.5	179,731	4,959
Eli Lilly	0.7	126,985	6,020
Hormel Foods	0.8	243,880	7,131
Johnson & Johnson	1.2	166,806	11,495
Kimberly-Clark	1.2	129,380	11,098
Kroger	0.6	234,412	5,518
Lorillard	0.6	46,920	5,464
Pinnacle West Capital	0.5	94,071	4,967
Southern	0.5	110,699	5,102
Other Securities	16.5		152,939

			253,702

Total Common Stock (Cost $733,053) ($ Thousands)			819,417

PREFERRED STOCK — 0.0%

Germany — 0.0%
Other Securities	0.0		308

Total Preferred Stock (Cost $293) ($ Thousands)			308

Description	Percentage of Net Assets (%)	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENT — 5.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.070%**††	5.4%	50,318,574	$50,319

Total Cash Equivalent (Cost $50,319) ($ Thousands)			50,319

TIME DEPOSITS — 1.0%
Other Securities	0.9		8,669

Total Time Deposits (Cost $8,669) ($ Thousands)			8,669

U.S. TREASURY OBLIGATIONS (A) — 0.6%
U.S. Treasury Bills 0.109%, 02/07/2013	0.6	$5,718	5,716

Total U.S. Treasury Obligations (Cost $5,716) ($ Thousands)			5,716

Total Investments — 95.3% (Cost $798,050) ($ Thousands)			$884,429

A list of the open futures contracts held by the Fund at September 30, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	378	Dec-2012	$(320)
FTSE 100 Index	131	Dec-2012	(131)
Hang Seng Index	20	Oct-2012	18
S&P 500 Index E-MINI	736	Dec-2012	39
SPI 200 Index	48	Dec-2012	(18)
Topix Index	93	Dec-2012	81

			$(331)

For the year ended September 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the year.

A list of the open forward foreign currency contracts held by the Fund at September 30, 2012, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
10/30/2012	AUD	62,159	USD	64,742	$291
10/30/2012	CAD	109,158	USD	111,677	778
10/30/2012	CHF	21,111	USD	22,612	130
10/30/2012	DKK	145,503	USD	25,300	171
10/30/2012	EUR	50,504	USD	65,475	493
10/30/2012	GBP	59,651	USD	96,930	626
10/30/2012	HKD	191,653	USD	24,719	(2)
10/30/2012	JPY	13,433,740	USD	172,490	(264)
10/30/2012	NZD	7,310	USD	6,036	(23)
10/30/2012	SEK	66,294	USD	10,134	29
10/30/2012	SGD	12,310	USD	10,055	17
10/30/2012	USD	374	AUD	359	(1)
10/30/2012	USD	66	CHF	62	—
10/30/2012	USD	48	DKK	276	—

SEI Institutional Managed Trust / Annual Report / September 30, 2012	55

SUMMARY SCHEDULE OF INVESTMENTS

Global Managed Volatility Fund (Concluded)

September 30, 2012

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
10/30/2012	USD	119	EUR	92	$(1)
10/30/2012	USD	224	GBP	138	(1)
10/30/2012	USD	20	HKD	154	—
10/30/2012	USD	464	JPY	36,072	—
10/30/2012	USD	76	NZD	92	—
10/30/2012	USD	122	SEK	800	—
10/30/2012	USD	42	SGD	52	—

					$2,243

A list of the counterparties for the open forward foreign currency contracts held by the Fund at September 30, 2012, is as follows:

Counterparty	Settlement Date	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
Brown Brothers Harriman	10/30/2012	$(609,478)	$611,721	$2,243

For the year ended September 30, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages	are based on Net Assets of $928,461 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2012.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 6).

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

AUD — Australia Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Denmark Krone

EUR — Euro

FTSE — Financial Times and the London Stock Exchange

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

NZD — New Zealand Dollar

S&P — Standard & Poor’s

SEK — Sweden Krona

SGD — Singapore Dollar

SPI — Swiss Performance Index

USD — U.S. Dollar

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of September 30, 2012, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$768,341	$51,076	$—	$819,417
Preferred Stock	308	—	—	308
Cash Equivalent	50,319	—	—	50,319
Time Deposits	8,669	—	—	8,669
U.S. Treasury Obligations	—	5,716	—	5,716

Total Investments in Securities	$827,637	$56,792	$—	$884,429

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(331)	$—	$—	$(331)
Forwards Contracts*	—	2,243	—	2,243

Total Other Financial Instruments	$(331)	$2,243	$—	$1,912

*	Futures and Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the year ended September 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

56	SEI Institutional Managed Trust / Annual Report / September 30, 2012

SUMMARY SCHEDULE OF INVESTMENTS

Tax-Managed Managed Volatility Fund

September 30, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.6%

Consumer Discretionary — 6.9%
DIRECTV*	0.9%	75,700	$3,971
Target	0.6	44,400	2,818
Other Securities	5.4		23,746

			30,535

Consumer Staples — 22.9%
Altria Group	0.8	99,455	3,321
Brown-Forman, Cl B	0.6	42,828	2,794
Church & Dwight	1.0	81,899	4,422
Colgate-Palmolive	0.8	32,072	3,439
Costco Wholesale	0.9	38,401	3,845
CVS Caremark	0.6	55,100	2,668
General Mills	0.7	83,262	3,318
Hormel Foods	1.2	177,198	5,181
Kimberly-Clark	1.6	85,339	7,320
Kroger	0.7	123,364	2,904
Lorillard	1.2	45,293	5,274
McCormick	0.7	50,703	3,146
Philip Morris International	0.8	38,511	3,464
Procter & Gamble	0.7	42,541	2,950
Reynolds American	1.1	115,866	5,022
Walgreen	0.6	74,500	2,715
Wal-Mart Stores	1.7	101,484	7,490
Other Securities	7.2		31,940

			101,213

Energy — 3.0%
Chevron	1.0	39,300	4,581
Exxon Mobil	1.2	55,100	5,039
Imperial Oil	0.3	23,300	1,073
Other Securities	0.5		2,518

			13,211

Financials — 11.6%
Capitol Federal Financial	0.7	268,352	3,209
PartnerRe	0.6	37,200	2,763
RenaissanceRe Holdings	1.0	56,764	4,373

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Other Securities	9.3%		$40,733

			51,078

Health Care — 17.5%
Abbott Laboratories	1.3	83,406	5,718
Alexion Pharmaceuticals*	1.0	39,911	4,566
AmerisourceBergen	0.7	76,437	2,959
Amgen	0.8	43,900	3,702
Eli Lilly	1.2	111,762	5,299
Johnson & Johnson	1.5	98,977	6,821
McKesson	0.7	35,000	3,011
Merck	1.2	114,200	5,150
Pfizer	1.0	169,600	4,215
Techne	0.6	38,032	2,736
United Therapeutics*	0.6	52,700	2,945
Other Securities	6.9		30,479

			77,601

Industrials — 5.8%
L-3 Communications Holdings	0.7	43,700	3,134
Raytheon	0.8	59,500	3,401
Other Securities	4.3		19,327

			25,862

Information Technology — 9.3%
Google, Cl A*	0.7	4,258	3,213
Harris	0.7	60,700	3,109
IAC	0.9	72,920	3,796
International Business Machines	1.1	23,118	4,796
Microsoft	0.7	111,500	3,321
Other Securities	5.2		22,790

			41,025

Materials — 2.4%
Other Securities	2.4		10,815

Telecommunication Services — 3.4%
AT&T	1.0	119,500	4,505
Other Securities	2.4		10,341

			14,846

Utilities — 12.8%
American Electric Power	0.6	62,400	2,742
Consolidated Edison	0.9	66,263	3,968
Northeast Utilities	0.6	74,883	2,863
PG&E	0.7	74,000	3,158
Public Service Enterprise Group	0.7	90,700	2,919
Southern	0.7	67,677	3,119
Wisconsin Energy	0.9	107,299	4,042
Other Securities	7.7		33,618

			56,429

Total Common Stock (Cost $352,056) ($ Thousands)			422,615

SEI Institutional Managed Trust / Annual Report / September 30, 2012	57

SUMMARY SCHEDULE OF INVESTMENTS

Tax-Managed Managed Volatility Fund (Concluded)

September 30, 2012

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 4.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.070%**†	4.1%	18,131,731	$18,132

Total Cash Equivalent (Cost $18,132) ($ Thousands)			18,132

U.S. TREASURY OBLIGATIONS (A) — 0.2%
Other Securities	0.2		753

Total U.S. Treasury Obligations (Cost $753) ($ Thousands)			753

Total Investments — 99.9% (Cost $370,941) ($ Thousands)			$441,500

A list of the open futures contracts held by the Fund at September 30, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index E-MINI	213	Dec-2012	$(52)

For the year ended September 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $442,074 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2012.

†	Investment in Affiliated Security (see Note 6).

(A)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

S&P — Standard and Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of September 30, 2012, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$422,615	$—	$—	$422,615
Cash Equivalent	18,132	—	—	18,132
U.S. Treasury Obligations	—	753	—	753

Total Investments in Securities	$440,747	$753	$—	$441,500

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(52)	$—	$—	$(52)

Total Other Financial Instruments	$(52)	$—	$—	$(52)

*	Futures contracts are valued at unrealized depreciation on the instrument.

For the year ended September 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

58	SEI Institutional Managed Trust / Annual Report / September 30, 2012

SCHEDULE OF INVESTMENTS

Real Estate Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.6%‡

Consumer Discretionary — 1.6%
Orient-Express Hotels, Cl A*	64,180	$571
Starwood Hotels & Resorts Worldwide	45,100	2,614

		3,185

Financials — 93.0%
Acadia Realty Trust †	14,040	349
Alexandria Real Estate Equities †	13,350	982
American Campus Communities † (A)	25,730	1,129
Apartment Investment & Management, Cl A †	200,524	5,212
AvalonBay Communities † (A)	52,411	7,127
BioMed Realty Trust † (A)	180,750	3,384
Boston Properties † (A)	72,700	8,041
Brandywine Realty Trust †	6,020	73
BRE Properties, Cl A †	22,730	1,066
Camden Property Trust †	18,040	1,163
CBL & Associates Properties † (A)	19,510	416
Colonial Properties Trust † (A)	157,970	3,325
CommonWealth †	41,480	604
DDR † (A)	108,230	1,663
DiamondRock Hospitality †	69,850	673
Digital Realty Trust † (A)	34,030	2,377
Duke Realty †	62,610	920
Education Realty Trust †	51,340	560
Equity One † (A)	14,010	295
Equity Residential †	200,280	11,522
Essex Property Trust † (A)	12,630	1,872
Excel Trust †	13,670	156
Extra Space Storage †	54,800	1,822
Federal Realty Investment Trust †	13,727	1,446
First Industrial Realty Trust* †	47,350	622
General Growth Properties †	204,039	3,975
Glimcher Realty Trust †	18,120	192
HCP † (A)	202,210	8,994
Health Care † (A)	152,070	8,782
Highwoods Properties †	11,670	381
Home Properties †	8,820	540
Host Hotels & Resorts † (A)	385,444	6,186
Hudson Pacific Properties †	14,720	272
Kilroy Realty † (A)	3,520	158
Kimco Realty † (A)	215,380	4,366
LaSalle Hotel Properties †	27,230	727
Liberty Property Trust † (A)	24,890	902
Macerich †	143,879	8,234
Mack-Cali Realty †	164,590	4,378

Description	Shares	Market Value ($ Thousands)

National Retail Properties † (A)	29,090	$887
Pebblebrook Hotel Trust †	7,230	169
Piedmont Office Realty Trust, Cl A †	44,660	774
ProLogis † (A)	286,126	10,023
Public Storage †	85,931	11,959
Regency Centers † (A)	67,280	3,279
RLJ Lodging Trust † (A)	41,300	781
Senior Housing Properties Trust †	15,790	344
Simon Property Group †	110,968	16,846
SL Green Realty † (A)	64,540	5,168
Spirit Realty Capital*	16,010	248
Sunstone Hotel Investors* †	24,440	269
Tanger Factory Outlet Centers †	43,810	1,416
Taubman Centers †	7,420	569
UDR †	215,150	5,340
Ventas † (A)	139,000	8,654
Verde Realty PIPE (C) (D)*	21,400	296
Vornado Realty Trust †	82,780	6,709

		178,617

Total Common Stock (Cost $125,081) ($ Thousands)		181,802

AFFILIATED PARTNERSHIP — 21.2%
SEI Liquidity Fund, L.P. 0.150%**††(B)	42,152,218	40,676

Total Affiliated Partnership (Cost $42,152) ($ Thousands)		40,676

CASH EQUIVALENT — 6.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.070%**††	11,718,985	11,719

Total Cash Equivalent (Cost $11,719) ($ Thousands)		11,719

Total Investments — 121.9% (Cost $178,952) ($ Thousands)		$234,197

Percentages are based on Net Assets of $192,090 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2012.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (See Note 6).

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	This security or a partial position of this security is on loan at September 30, 2012 (see Note 10). The total market value of securities on loan at September 30, 2012 was $41,040 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total market value of such securities as of September 30, 2012 was $40,676 ($ Thousands).

(C)	Security considered illiquid and restricted. The total market value of such securities as of September 30, 2012 was $296 ($ Thousands) and represented 0.15% of Net Assets.

(D)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustee’s. The total market value of such securities as of September 30, 2012 was $296 ($ Thousands) and represented 0.15% of Net Assets.

Cl — Class

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

SEI Institutional Managed Trust / Annual Report / September 30, 2012	59

SCHEDULE OF INVESTMENTS

Real Estate Fund (Concluded)

September 30, 2012

The following is a summary of the inputs used as of September 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$181,506	$—	$296	$181,802
Affiliated Partnership	—	40,676	—	40,676
Cash Equivalent	11,719	—	—	11,719

Total Investments in Securities	$193,225	$40,676	$296	$234,197

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

During the year ended September 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

60	SEI Institutional Managed Trust / Annual Report / September 30, 2012

SCHEDULE OF INVESTMENTS

Enhanced Income Fund

September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS — 27.4%
Acquisitions Cogeco Cable II, Term Loan B
0.000%, 09/20/2019 (A)	$125	$126
Advantage Sales and Marketing, 2nd Lien Term Loan
9.250%, 06/18/2018	450	448
Affinion Group Holdings
5.000%, 10/08/2016	488	445
Allison Transmission
3.720%, 08/07/2014	824	824
Atlantic Broadband Finance, LLC, Term Loan B
5.250%, 04/04/2019	599	599
American Rock Salt, Term Loan B
5.500%, 04/19/2017	495	486
AMWINS Group, Term Loan
6.750%, 06/06/2019	75	76
5.750%, 06/06/2019	174	174
Aramark, 1st Lien Term Loan
0.096%, 07/26/2016	32	32
Aramark, Term Loan
3.711%, 01/26/2014	280	279
3.481%, 01/26/2014	120	120
Asurion, 1st Lien Term Loan
5.500%, 05/24/2018	613	616
Asurion, 2nd Lien Term Loan
9.000%, 05/20/2019	268	276
August Lux UK Holding, Term Loan
6.250%, 04/27/2018	198	200
August US Holding, Term Loan
6.250%, 04/27/2018	152	154
Avaya, Term Loan B-1
3.177%, 10/26/2014	163	158
Avaya, Term Loan B-3
4.927%, 10/26/2017	328	298
BJ’S Wholesale Club, Term Loan
0.000%, 09/20/2019 (A)	500	502

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BOOZ Allen Hamilton, Term Loan
4.500%, 07/27/2019	$300	$301
Boyd Acquisition, Term Loan B
0.000%, 12/29/2017 (A)	400	406
Calpine
4.500%, 04/01/2018	197	197
Cannery Casino
4.481%, 05/17/2013	107	107
Cannery Casino, 1st Lien Term Loan
4.481%, 05/17/2013	129	129
CDW
3.724%, 10/12/2014	196	196
Cedar Fair
4.000%, 12/15/2016	415	418
Cengage Learning Holding
2.490%, 06/28/2014	624	594
Ceridian
5.977%, 05/09/2017	293	294
Charter Communications, Term Loan C
3.490%, 09/06/2016	467	467
Chesapeak Energy
8.500%, 12/02/2017	320	321
CITCO Group Limited, 1st Lien
5.500%, 05/24/2018	642	643
CommScope
4.250%, 01/14/2018	296	296
Community Health Systems
3.992%, 01/25/2017	653	655
3.961%, 01/25/2017	17	17
ConvaTec
5.750%, 12/22/2016	679	679
Cristal Inorganic Chemicals
6.211%, 11/15/2014	500	499
DAE Aviation, Tranche B-1
5.450%, 07/31/2014	292	291
DAE Aviation, Tranche B-2
5.340%, 09/27/2014	277	277
Davita, Term Loan B-2
0.000%, 08/21/2013 (A)	500	500
Del Monte Foods
4.500%, 03/08/2018	384	383
Dex Media West
7.250%, 10/24/2014	602	399
Dunkin’ Brands
4.000%, 11/23/2017	486	485
Eagle Parent
5.000%, 05/16/2018	397	399
Emergency Medical Services, Initial Term Loan
5.250%, 05/25/2018	367	369
Energy Transfer Partners, L.P., Term Loan
3.750%, 03/23/2017	250	250
EP Energy
5.000%, 04/10/2018	500	504

SEI Institutional Managed Trust / Annual Report / September 30, 2012	61

SCHEDULE OF INVESTMENTS

Enhanced Income Fund (Continued)

September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Essential Power
5.500%, 08/07/2019	$400	$403
First Data, Initial Tranche B-1
2.997%, 09/24/2014	21	21
First Data, Term Loan
4.217%, 03/24/2018	124	118
First Data, Term Loan B-3
2.967%, 09/24/2014	2	2
Firth Rixson, Facility B
4.961%, 12/18/2015	250	239
Firth Rixson, Facility C
5.461%, 12/20/2016	250	240
Foxco Acquisition, Term Loan B
0.000%, 07/31/2017 (A)	150	151
Freescale Semiconductor
4.480%, 12/01/2016	691	674
Genpact International, Term Loan B
4.250%, 08/17/2019	500	501
Gibson Energy
4.750%, 06/14/2018	494	499
Global Cash Access
7.000%, 03/01/2016	241	242
Harbor Freights Tools USA, Term Loan
5.500%, 11/14/2017	250	251
Harron Communications, L.P., Term Loan B
5.500%, 10/05/2017	418	417
Hologic, Term Loan B
4.500%, 07/19/2019	250	253
Hub International, Extended Term Loan
4.732%, 06/14/2017	699	698
IASIS Healthcare
5.000%, 05/03/2018	321	321
IMS Health
4.500%, 08/31/2017	589	592
Ineos Holdings Limited
6.500%, 04/27/2018	398	402
Intelsat
5.250%, 04/03/2018	300	301
Intelsat Bermuda
3.221%, 02/01/2014	500	496
Inventiv Health, Term Loan B
6.500%, 08/04/2016	628	606
J. Crew Group
4.750%, 03/17/2018	593	590
JHT Holding, 2nd Lien Term Loan
12.500%, 12/21/2012 (B) (D)	48	16
Lamar Media
4.000%, 12/30/2016	248	250
Language Line, Term Loan B
6.250%, 06/20/2016	467	463
Lawson Software
0.000%, 04/05/2018 (A)	648	650

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Level 3 Communications
4.087%, 08/01/2019	$250	$251
Live Nation, Term Loan B
4.500%, 10/20/2016	244	244
Medimedia USA, Term Loan B
6.250%, 08/15/2014	143	132
Meg Energy, Initial Term Loan
4.000%, 03/18/2018	644	645
MTL Publishing, Term Loan B
5.500%, 03/05/2018	499	504
Navistar International
7.000%, 07/16/2017	228	230
Neiman Marcus Group
4.750%, 05/10/2018	327	329
Nelson Edu, Term Loan B-1L
2.961%, 07/05/2014	489	409
Nexstar Broadcasting, Term Loan B
5.000%, 09/30/2016	295	294
NRG Energy, Term Loan B
4.000%, 07/01/2018	496	498
Nuveen Investments
0.000%, 05/13/2017 (A)	123	122
NXP BV/Commitment, Term Loan
4.500%, 03/07/2017	394	399
Quintiles Transnational, Term Loan B
5.000%, 05/26/2018	437	438
Raycom TV Broadcasting, Term Loan B
4.500%, 05/31/2017	397	394
Realogy, Extended Synthetic Commitment
4.499%, 10/10/2016	73	72
4.478%, 10/10/2016	565	558
Remax International, Term Loan B
5.500%, 03/11/2016	440	441
Roundy’s Supermarkets, Term Loan B
5.750%, 02/10/2019	498	487
Sealed Air
4.750%, 10/03/2018	263	264
Sealed Air, Term Loan B
4.750%, 10/03/2018	227	228
Sedgwick Claims Management
5.000%, 12/31/2016	119	119
Sensata Technologies, Term Loan
4.000%, 05/10/2018	494	496
Serta Simmons Holdings, Term Loan B
0.000%, 10/01/2019 (A)	250	249
Sheridan Healthcare, Term Loan
6.000%, 06/29/2018	499	502
Sheridan Holdings, Term Loan
9.000%, 06/29/2019	150	151
Star West Generation LLC, Term Loan B
6.000%, 05/17/2018	445	444
Telesat Canada, Term Loan B
4.250%, 03/26/2019	399	402

62	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Terex, Term Loan
5.500%, 07/28/2017	$248	$248
Texas Competitive Electric Holdings, Extending Term Loan
4.938%, 10/10/2017	90	62
4.727%, 10/10/2017	557	383
The Pantry, Term Loan B
5.750%, 07/31/2019	750	756
Trans Union
5.500%, 02/26/2018	394	398
Transdigm
4.000%, 02/14/2017	491	493
Tronox, 1st Lien Term Loan (Delayed)
4.250%, 02/08/2018	107	108
Tronox, Term Loan B
4.250%, 02/03/2018	392	395
TWCC Holding, Term Loan
4.250%, 02/11/2017	488	490
U.S. Telepacific, Term Loan
5.750%, 02/23/2017	483	471
United Surgical Partners, Term Loan
5.250%, 04/30/2017	393	394
Univision Communications, Term Loan B
4.481%, 03/31/2017	554	547
Valeant Pharmaceuticals International, Term Loan B
4.750%, 02/13/2019	112	112
0.000%, 09/27/2019 (A)	500	498
Vanguard Health
5.000%, 01/15/2016	686	688
Verint Systems, Term Loan B
4.500%, 10/06/2017	401	402
Waiccs Las Vegas 3 LLC, 2nd Lien
13.250%, 07/30/2009 (G)	2,000	—
Walter Energy, Term Loan B
4.000%, 04/02/2018	455	453
Warner Chilcott, Term Loan B1
4.250%, 03/15/2018	25	25
4.250%, 03/14/2018	66	66
Warner Chilcott, Term Loan B2
4.250%, 03/14/2018	33	33
Warner Chilcott, Term Loan B3
4.250%, 03/15/2018	46	46
Waste Industries, Term Loan B
4.750%, 03/16/2017	489	491
WCA Waste, Term Loan
5.500%, 03/23/2018	249	249
Weight Watchers International, Term Loan F
3.750%, 03/12/2019	499	499
West, Term Loan B
5.750%, 06/02/2018	338	342
WideOpenWest Finance
6.250%, 07/12/2018	150	151

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Yankee Candle
5.250%, 04/02/2019	$499	$503
Zayo Group, Term Loan B
7.125%, 07/02/2019	185	186

Total Loan Participations (Cost $45,966) ($ Thousands)		44,076

MORTGAGE-BACKED SECURITIES — 26.8%

Agency Mortgage-Backed Obligations — 20.2%
FHLB
1.875%, 06/21/2013	4,500	4,555
FHLMC
6.000%, 09/01/2026	248	274
2.500%, 01/07/2014	1,500	1,544
1.375%, 01/09/2013	750	752
FHLMC TBA
4.000%, 10/14/2040	1,200	1,290
FNMA
6.500%, 09/01/2026	168	189
6.000%, 11/01/2026 to 04/01/2040	1,530	1,693
5.000%, 02/01/2023 to 03/01/2025	435	474
1.750%, 05/07/2013	8,500	8,576
1.000%, 12/27/2012 to 09/23/2013	3,000	3,011
FNMA TBA
4.500%, 10/20/2021	600	647
4.000%, 10/15/2027 to 10/14/2039	725	780
3.500%, 10/16/2027 to 10/01/2040	2,100	2,251
3.000%, 10/15/2027	3,100	3,286
2.500%, 10/15/2027	1,500	1,576
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.678%, 10/07/2020 (E)	529	532
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
0.678%, 01/08/2020 (E)	256	257
NCUA Guaranteed Notes CMO, Ser 2011-R3, Cl 1A
0.628%, 03/11/2020 (E)	241	241
NCUA Guaranteed Notes CMO, Ser 2011-R4, Cl 1A
0.608%, 03/06/2020 (E)	268	268
NCUA Guaranteed Notes CMO, Ser 2011-R6, Cl 1A
0.608%, 05/07/2020 (E)	300	301

		32,497

Non-Agency Mortgage-Backed Obligations — 6.6%
American Tower Trust, Ser 1A, Cl D
5.957%, 04/15/2037 (C)	625	653
Arkle Master Issuer, Ser 2011-1A, Cl 2A
1.685%, 05/17/2060 (C) (E)	400	403

SEI Institutional Managed Trust / Annual Report / September 30, 2012	63

SCHEDULE OF INVESTMENTS

Enhanced Income Fund (Continued)

September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Mortgage Securities, Ser 2004-J, Cl 2A1
2.787%, 11/25/2034 (E)	$166	$165
Banc of America Mortgage Securities, Ser 2005-C, Cl 2A2
3.130%, 04/25/2035 (E)	531	470
Banc of America Mortgage Securities, Ser 2005-I, Cl 2A1
2.940%, 10/25/2035 (E)	344	305
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A1
0.685%, 09/10/2045	465	465
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.857%, 09/25/2034 (E)	121	121
COMM 2012-CCRE2 Mortgage Trust, Ser CR2, Cl A1
0.824%, 08/15/2045	345	347
Commercial Mortgage Pass-Through Certificates, Ser 2006-FL12, Cl A2
0.321%, 12/15/2020 (C) (E)	250	245
Greenwich Capital Commercial Funding, Ser 2006-FL4A, Cl C
0.461%, 11/15/2021 (C) (E)	810	758
GS Mortgage Securities II, Ser 2004-GG2, Cl A5
5.279%, 08/10/2038 (E)	202	206
Impac CMB Trust, Ser 2005-1, Cl 1A1
0.736%, 04/25/2035 (E)	272	243
JPMorgan Mortgage Trust, Ser 2006-A6, Cl 4A1
2.662%, 10/25/2036 (E)	623	540
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C4, Cl A1
1.525%, 07/15/2046 (C)	246	248
JPMorgan Chase Commercial Mortgage Securities, Ser C8, Cl A1
0.705%, 10/15/2045	225	225
JPMorgan Chase Commercial Mortgage Securities, Ser LDP4, Cl A3A2
4.903%, 10/15/2042	550	550
LB-UBS Commercial Mortgage Trust, Ser 2003-C5, Cl A4
4.685%, 07/15/2032 (E)	490	502
Merrill Lynch Mortgage Investors, Ser 2005-A1, Cl 1A
2.789%, 12/25/2034 (E)	244	241
Morgan Stanley Capital I Trust 2004-IQ8, Ser 2004-IQ8, Cl A5
5.110%, 06/15/2040 (E)	444	469
MortgageIT Trust, Ser 2005-5, Cl A1
0.476%, 12/25/2035 (E)	852	674
Prudential Commercial Mortgage Trust, Ser 2003-PWR1, Cl A1
3.669%, 02/11/2036	33	33

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sequoia Mortgage Trust, Ser 2004-10, Cl A2
0.539%, 11/20/2034 (E)	$200	$197
Sequoia Mortgage Trust, Ser 2004-11, Cl A1
0.519%, 12/20/2034 (E)	164	151
Sequoia Mortgage Trust, Ser 2005-2, Cl A1
0.438%, 03/20/2035 (E)	94	91
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A1
0.726%, 08/10/2049	525	525
Wachovia Bank Commercial Mortgage Trust, Ser C11, Cl A5
5.215%, 01/15/2041 (E)	410	436
Washington Mutual Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.472%, 03/25/2036 (E)	364	308
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl A1
0.687%, 10/15/2045	525	525
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.616%, 01/25/2035 (E)	366	356
WF-RBS Commercial Mortgage Trust, Ser 2011-C3, Cl A1
1.988%, 03/15/2044 (C)	278	284

		10,736

Total Mortgage-Backed Securities (Cost $43,488) ($ Thousands)		43,233

CORPORATE OBLIGATIONS — 23.5%

Consumer Discretionary — 2.1%
Ashtead Capital
6.500%, 07/15/2022 (C)	350	368
Daimler Finance North America
2.300%, 01/09/2015 (C)	500	513
Nissan Motor Acceptance
3.250%, 01/30/2013 (C)	500	504
Penske Truck Leasing L.P.
2.500%, 07/11/2014 (C)	60	60
President and Fellows of Harvard College
3.700%, 04/01/2013	1,060	1,079
Reynolds Group Issuer
6.875%, 02/15/2021	185	195
5.750%, 10/15/2020 (C)	210	210
UR Financing Escrow
5.750%, 07/15/2018 (C)	50	53
Volkswagen International Finance
1.071%, 04/01/2014 (C) (E)	475	477

		3,459

64	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Consumer Staples — 2.2%
Anheuser-Busch InBev Worldwide
0.998%, 01/27/2014 (E)	$250	$252
0.800%, 07/15/2015	350	351
BAT International Finance
1.400%, 06/05/2015 (C)	500	504
Coca-Cola Enterprises
0.734%, 02/18/2014 (E)	600	601
ConAgra Foods
1.350%, 09/10/2015	65	65
Kraft Foods Group
1.625%, 06/04/2015 (C)	500	508
PepsiCo
0.800%, 08/25/2014	385	387
0.517%, 05/10/2013 (E)	325	325
SABMiller Holdings
1.850%, 01/15/2015 (C)	500	512

		3,505

Energy — 0.3%
Enterprise Products Operating
1.250%, 08/13/2015	40	40
MEG Energy
6.375%, 01/30/2023 (C)	500	534

		574

Financials — 13.3%
Allstate Life Global Funding Trusts MTN
5.375%, 04/30/2013	500	514
American Express Credit MTN
1.504%, 06/12/2015 (E)	616	628
American Honda Finance
1.850%, 09/19/2014 (C)	500	510
Bank of America MTN
1.867%, 01/30/2014 (E)	300	302
Bank of Montreal MTN
0.878%, 09/11/2015 (E)	650	651
Bank of Nova Scotia
1.850%, 01/12/2015	375	386
BB&T
1.147%, 04/28/2014 (E)	600	604
Canadian Imperial Bank of Commerce
0.900%, 10/01/2015	525	526
Caterpillar Financial Services MTN
1.375%, 05/20/2014	140	142
1.100%, 05/29/2015	500	506
Citigroup
0.977%, 08/25/2036 (E)	1,500	1,024
Danske Bank MTN
1.505%, 04/14/2014 (C) (E)	650	643
General Electric Capital MTN
1.308%, 05/09/2016 (E)	600	601
Goldman Sachs Group
1.439%, 02/07/2014 (E)	850	850

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HSBC USA
2.375%, 02/13/2015	$295	$304
Hyundai Capital America
1.625%, 10/02/2015 (C)	150	150
ILFC E-Capital Trust I
4.520%, 12/21/2065 (C) (E)	500	340
ING Bank
1.808%, 06/09/2014 (C) (E)	400	401
John Deere Capital
0.950%, 06/29/2015	350	353
JPMorgan Chase Capital XXI, Ser U
1.393%, 02/02/2037 (E)	1,300	903
MassMutual Global Funding II
0.835%, 01/14/2014 (C) (E)	526	528
Mellon Funding
0.584%, 05/15/2014 (E)	400	400
Merrill Lynch
1.149%, 09/15/2036 (E)	700	516
Metropolitan Life Global Funding I
2.000%, 01/09/2015 (C)	275	281
1.700%, 06/29/2015 (C)	500	510
Monumental Global Funding III
0.655%, 01/15/2014 (C) (E)	500	493
Morgan Stanley
2.052%, 01/24/2014 (E)	500	502
1.427%, 04/29/2013 (E)	400	400
NCUA Guaranteed Notes
0.248%, 06/12/2013 (E)	295	295
New York Life Global Funding
1.300%, 01/12/2015 (C)	500	508
Principal Life Global Funding II
0.977%, 07/09/2014 (C) (E)	235	235
Private Export Funding
4.974%, 08/15/2013	1,315	1,370
Royal Bank of Canada MTN
0.755%, 04/17/2014 (E)	600	602
Royal Bank of Scotland Group
2.550%, 09/18/2015	210	213
Societe Generale MTN
1.508%, 04/11/2014 (C) (E)	600	598
Standard Chartered
1.388%, 05/12/2014 (C) (E)	600	600
State Street
0.760%, 03/07/2014 (E)	421	423
State Street Capital Trust IV
1.389%, 06/15/2037 (E)	375	278
Toronto-Dominion Bank
0.755%, 07/14/2014 (E)	310	311
Toyota Motor Credit
0.875%, 07/17/2015	500	503
Unitrin
6.000%, 05/15/2017	670	728
Wells Fargo
1.500%, 07/01/2015	750	763

		21,395

SEI Institutional Managed Trust / Annual Report / September 30, 2012	65

SCHEDULE OF INVESTMENTS

Enhanced Income Fund (Continued)

September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Health Care — 1.4%
Alere
9.000%, 05/15/2016	$500	$534
American Renal Holdings
8.375%, 05/15/2018	250	264
Biomet
6.500%, 08/01/2020 (C)	225	233
CHS
7.125%, 07/15/2020	250	267
Sanofi
0.672%, 03/28/2014 (E)	750	753
WellPoint
1.250%, 09/10/2015	210	211

		2,262

Industrials — 1.1%
Ceridian
8.875%, 07/15/2019 (C)	150	162
Clean Harbors
5.250%, 08/01/2020 (C)	350	360
Continental Airlines, Ser 061G
0.768%, 06/02/2013 (E)	569	558
Danaher
1.300%, 06/23/2014	400	406
United Technologies
1.200%, 06/01/2015	215	219

		1,705

Information Technology — 1.4%
Hewlett-Packard
0.823%, 05/30/2014 (E)	600	595
Texas Instruments
0.615%, 05/15/2013 (E)	600	601
Western Union
0.990%, 03/07/2013 (E)	485	487
Xerox
1.257%, 05/16/2014 (E)	595	594

		2,277

Materials — 0.9%
Ardagh Packaging Finance
7.375%, 10/15/2017 (C)	55	59
E.I. du Pont de Nemours
0.789%, 03/25/2014 (E)	705	709
Packaging Dynamics
8.750%, 02/01/2016 (C)	500	527
Smurfit Kappa Acquisitions
4.875%, 09/15/2018 (C)	200	198

		1,493

Telecommunication Services — 0.6%
Telesat Canada
6.000%, 05/15/2017 (C)	400	416

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Verizon Communications
1.250%, 11/03/2014	$550	$559

		975

Utilities — 0.2%
DTE Energy
1.118%, 06/03/2013 (E)	255	256

Total Corporate Obligations (Cost $38,799) ($ Thousands)		37,901

ASSET-BACKED SECURITIES — 22.7%

Automotive — 12.8%
Ally Auto Receivables Trust 2012-4, Ser 2012-4, Cl A3
0.590%, 01/17/2017	405	406
Ally Auto Receivables Trust 2012-SN1, Ser 2012-SN1, Cl A4
0.700%, 12/21/2015	325	325
Ally Auto Receivables Trust, Ser 2009-A, Cl A4
3.000%, 10/15/2015 (C)	405	408
Ally Auto Receivables Trust, Ser 2009-B, Cl A4
3.050%, 12/15/2014 (C)	625	636
Ally Auto Receivables Trust, Ser 2011-5, Cl A2
0.800%, 06/16/2014	301	301
Ally Auto Receivables Trust, Ser 2012-1, Cl A2
0.710%, 09/15/2014	350	351
AmeriCredit Automobile Receivables Trust, Ser 2010-4, Cl B
1.990%, 10/08/2015	576	581
AmeriCredit Automobile Receivables Trust, Ser 2011-2, Cl A2
0.900%, 09/08/2014	48	48
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl A3
1.170%, 01/08/2016	275	277
AmeriCredit Automobile Receivables Trust, Ser 2011-4, Cl A2
0.920%, 03/09/2015	147	147
AmeriCredit Automobile Receivables Trust, Ser 2012-1, Cl A2
0.910%, 10/08/2015	86	86
Avis Budget Rental Car Funding AESOP, Ser 2009-1A, Cl A
9.310%, 10/20/2013 (C)	100	101
Avis Budget Rental Car Funding AESOP, Ser 2009-2A, Cl A
5.680%, 02/20/2014 (C)	346	350
Bank of America Auto Trust, Ser 2009-1A, Cl A4
3.520%, 06/15/2016 (C)	210	212

66	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bank of America Auto Trust, Ser 2009-2A, Cl A4
3.030%, 10/15/2016 (C)	$179	$181
Bank of America Auto Trust, Ser 2010-1A, Cl A3
1.390%, 03/15/2014 (C)	14	14
Bank of America Auto Trust, Ser 2012-1, Cl A3
0.780%, 06/15/2016	201	202
BMW Vehicle Lease Trust, Ser 2011-1, Cl A3
1.060%, 02/20/2014	241	241
BMW Vehicle Owner Trust, Ser 2011-A, Cl A3
0.760%, 08/25/2015	415	417
CarMax Auto Owner Trust, Ser 2009-1, Cl A4
5.810%, 12/16/2013	204	206
CarMax Auto Owner Trust, Ser 2010-1, Cl A4
2.400%, 04/15/2015	395	401
CarMax Auto Owner Trust, Ser 2010-3, Cl A3
0.990%, 02/17/2015	253	253
CarMax Auto Owner Trust, Ser 2011-3, Cl A2
0.700%, 11/17/2014	262	262
CarMax Auto Owner Trust, Ser 2012-1, Cl A3
0.890%, 09/15/2016	210	212
Chesapeake Funding, Ser 2012-1A, Cl A
0.978%, 11/07/2023 (E) (C)	240	240
Ford Credit Auto Lease Trust, Ser 2010-B, Cl A4
1.040%, 12/15/2013 (C)	336	337
Ford Credit Auto Lease Trust, Ser 2011-A, Cl A2
0.740%, 09/15/2013	119	119
Ford Credit Auto Lease Trust, Ser 2011-B, Cl A2
0.820%, 01/15/2014	473	474
Ford Credit Auto Lease Trust, Ser 2012-B, Cl A2
0.540%, 11/15/2014	411	411
Ford Credit Auto Owner Trust, Ser 2011-B, Cl A3
0.840%, 06/15/2015	250	251
Ford Credit Auto Owner Trust, Ser 2012-A, Cl A2
0.620%, 09/15/2014	149	149
Ford Credit Auto Owner Trust, Ser 2012-C, Cl A2
0.470%, 04/15/2015	170	170

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Harley-Davidson Motorcycle Trust 2012-1, Ser 2012-1, Cl A3
0.680%, 04/15/2017	$145	$146
Harley-Davidson Motorcycle Trust, Ser 2009-4, Cl A4
2.400%, 07/15/2014	51	51
Harley-Davidson Motorcycle Trust, Ser 2011-1, Cl A3
0.960%, 05/16/2016	661	663
Harley-Davidson Motorcycle Trust, Ser 2011-2, Cl A2
0.710%, 05/15/2015	147	147
Hertz Vehicle Financing, Ser 2009-2A, Cl A1
4.260%, 03/25/2014 (C)	485	490
Hertz Vehicle Financing, Ser 2011-1A, Cl A1
2.200%, 03/25/2016 (C)	445	456
Honda Auto Receivables Owner Trust, Ser 2011-2, Cl A3
0.940%, 03/18/2015	270	271
Honda Auto Receivables Owner Trust, Ser 2012-1, Cl A3
0.770%, 01/15/2016	145	146
Honda Auto Receivables Owner Trust, Ser 2012-3, Cl A3
0.560%, 05/15/2016	325	326
Huntington Auto Trust, Ser 2011-1A, Cl A3
1.010%, 01/15/2016 (C)	250	251
Hyundai Auto Lease Securitization Trust 2011-A, Ser 2011-A, Cl A2
0.690%, 11/15/2013 (C)	86	86
Hyundai Auto Lease Securitization Trust 2011-A, Ser 2012-A, Cl A3
0.920%, 08/17/2015 (C)	495	499
Hyundai Auto Receivables Trust, Ser 2011-A, Cl A2
0.690%, 11/15/2013	2	2
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A2
0.590%, 03/17/2014	106	106
Hyundai Auto Receivables Trust, Ser 2011-C, Cl A3
0.830%, 12/15/2015	415	417
Hyundai Auto Receivables Trust, Ser 2012-B, Cl A3
0.620%, 09/15/2016	220	221
Mercedes-Benz Auto Lease Trust, Ser 2011-B, Cl A2
0.900%, 01/15/2014 (C)	289	290
Mercedes-Benz Auto Receivables Trust, Ser 2011-1, Cl A3
0.850%, 03/16/2015	195	196

SEI Institutional Managed Trust / Annual Report / September 30, 2012	67

SCHEDULE OF INVESTMENTS

Enhanced Income Fund (Continued)

September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mercedes-Benz Auto Receivables Trust, Ser 2012-1, Cl A3
0.470%, 10/17/2016	$455	$455
MMCA Automobile Trust, Ser 2012-A, Cl A2
0.810%, 08/15/2014 (C)	541	542
Motor, Ser 2012-12A, Cl A1B
0.735%, 02/25/2020 (C) (E)	650	650
Nissan Auto Lease Trust, Ser 2011-A, Cl A3
1.040%, 08/15/2014	550	553
Nissan Auto Receivables Owner Trust, Ser 2011-A, Cl A2
0.650%, 12/16/2013	148	148
Nissan Auto Receivables Owner Trust, Ser 2011-B, Cl A2
0.740%, 09/15/2014	490	491
Nissan Auto Receivables Owner Trust, Ser 2012-A, Cl A3
0.730%, 05/16/2016	500	503
Nissan Auto Receivables Owner Trust, Ser 2012-B, Cl A3
0.460%, 10/17/2016	490	491
Santander Consumer Acquired Receivables Trust, Ser 2011-WO, Cl A3
1.400%, 10/15/2014 (C)	356	357
Santander Drive Auto Receivables Trust, Ser 2011-1, Cl A2
0.940%, 02/18/2014	118	118
Santander Drive Auto Receivables Trust, Ser 2012-1, Cl A2
1.250%, 04/15/2015	324	325
Toyota Auto Receivables Owner Trust, Ser 2012-A, Cl A3
0.750%, 02/16/2016	401	403
Toyota Auto Receivables Owner Trust, Ser 2012-B, Cl A3
0.460%, 07/15/2016	480	480
Volkswagen Auto Lease Trust, Ser 2011-A, Cl A2
1.000%, 02/20/2014	294	295
Volkswagen Auto Lease Trust, Ser 2012-A, Cl A3
0.870%, 07/20/2015	265	267
Volkswagen Auto Loan Enhanced Trust, Ser 2010-1, Cl A4
2.140%, 08/22/2016	435	439
Volkswagen Auto Loan Enhanced Trust, Ser 2012-1, Cl A2
0.610%, 10/20/2014	127	128
World Omni Auto Receivables Trust, Ser 2012-A, Cl A3
0.640%, 02/15/2017	181	181

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

World Omni Automobile Lease Securitization Trust, Ser 2011-A, Cl A2
0.810%, 10/15/2013	$202	$202
World Omni Automobile Lease Securitization Trust, Ser 2012-A, Cl A3
0.930%, 11/16/2015	81	82

		20,643

Credit Cards — 2.4%
Chase Issuance Trust, Ser 2012-A3, Cl A3
0.790%, 06/15/2017	495	499
Chase Issuance Trust, Ser 2012-A5, Cl A5
0.590%, 08/15/2017	525	526
Citibank Credit Card Issuance Trust, Ser 2007-B5, Cl B5
0.848%, 11/07/2014 (E)	1,100	1,100
Citibank Omni Master Trust, Ser 2009-A14A, Cl A14
2.971%, 08/15/2018 (C) (E)	500	523
Discover Card Master Trust, Ser 2011-A2, Cl A2
0.431%, 11/16/2015 (E)	300	300
Discover Card Master Trust, Ser 2012-A1, Cl A1
0.810%, 08/15/2017	220	222
Discover Card Master Trust, Ser 2012-A3, Cl A3
0.860%, 11/15/2017	201	203
GE Capital Credit Card Master Note Trust, Ser 2012-5, Cl A
0.950%, 06/15/2018	475	480

		3,853

Other Asset-Backed Securities — 7.5%
Ally Master Owner Trust, Ser 2010-1, Cl A
1.971%, 01/15/2015 (C) (E)	650	653
Ally Master Owner Trust, Ser 2010-3, Cl A
2.880%, 04/15/2015 (C)	750	756
Ally Master Owner Trust, Ser 2011-4, Cl A2
1.540%, 09/15/2016	540	547
Ally Master Owner Trust, Ser 2012-1, Cl A2
1.440%, 02/15/2017	600	606
Ally Master Owner Trust, Ser 2012-3, Cl A2
1.210%, 06/15/2017	440	443
CNH Equipment Trust, Ser 2009-B, Cl A4
5.170%, 10/15/2014	115	115
CNH Equipment Trust, Ser 2011-C, Cl A2
0.900%, 04/15/2015	411	412
CNH Equipment Trust, Ser 2012-B, Cl A3
0.860%, 09/15/2017	220	221

68	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CNH Equipment Trust, Ser 2012-C, Cl A3
0.570%, 12/15/2017	$280	$280
Ford Credit Floorplan Master Owner Trust, Ser 2010-1, Cl A
1.871%, 12/15/2014 (C) (E)	550	552
Ford Credit Floorplan Master Owner Trust, Ser 2010-1, Cl B
2.471%, 12/15/2014 (C) (E)	485	488
Ford Credit Floorplan Master Owner Trust, Ser 2011-2, Cl A1
1.320%, 09/15/2015	240	242
Ford Credit Floorplan Master Owner Trust, Ser 2012-1, Cl A
0.691%, 01/15/2016 (E)	720	723
Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A2
0.569%, 09/15/2016 (E)	505	505
GE Business Loan Trust, Ser 2003-2A, Cl B
1.221%, 11/15/2031 (C) (E)	53	45
GE Business Loan Trust, Ser 2004-2A, Cl A
0.441%, 12/15/2032 (C) (E)	77	72
GE Business Loan Trust, Ser 2004-2A, Cl B
0.701%, 12/15/2032 (C) (E)	58	47
GE Dealer Floorplan Master Note Trust, Ser 2009-2A, Cl A
1.771%, 10/20/2014 (C) (E)	700	701
GE Dealer Floorplan Master Note Trust, Ser 2012-1, Cl A
0.789%, 02/20/2017 (E)	640	643
GE Dealer Floorplan Master Note Trust, Ser 2012-3, Cl A
0.709%, 06/20/2017 (E)	455	455
GE Equipment Midticket, Ser 2010-1, Cl A3
0.940%, 07/14/2014 (C)	134	135
GE Equipment Midticket, Ser 2012-1, Cl A3
0.600%, 05/23/2016	270	270
GE Equipment Small Ticket, Ser 2012-1A, Cl A2
0.850%, 11/21/2014 (C)	330	331
GE Equipment Transportation, Ser 2011-1, Cl A4
1.330%, 05/20/2019	250	252
John Deere Owner Trust, Ser 2011-A, Cl A2
0.640%, 06/16/2014	44	44
John Deere Owner Trust, Ser 2012-B, Cl A3
0.530%, 07/15/2016	605	605
Katonah, Ser 2005-7A, Cl B
0.854%, 11/15/2017 (D)	700	569

Description	Face Amount ($ Thousands)/ Shares	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2008-5, Cl A2
1.551%, 10/25/2016 (E)	$214	$216
SLM Student Loan Trust, Ser 2011-1, Cl A1
0.736%, 03/25/2026 (E)	490	490
SLM Student Loan Trust, Ser 2011-B, Cl A1
1.071%, 12/16/2024 (C) (E)	282	281
Triton Container Finance LLC, Ser 2006-1A, Cl N
0.390%, 11/26/2021 (C) (E)	312	304

		12,003

Total Asset-Backed Securities (Cost $36,630) ($ Thousands)		36,499

MUNICIPAL BONDS — 0.6%
New Jersey State, Turnpike Authority, Ser B, RB, AMBAC
4.252%, 01/01/2016	490	513
Regional Transportation Authority, Ser A, RB
1.064%, 06/01/2014	230	231
1.044%, 04/01/2014	220	221

Total Municipal Bonds (Cost $958) ($ Thousands)		965

COMMON STOCK — 0.0%
JHT Holding*	4,002	—

Total Common Stock (Cost $—) ($ Thousands)		—

CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.070%**†	3,470,638	3,471

Total Cash Equivalent (Cost $3,471) ($ Thousands)		3,471

REPURCHASE AGREEMENT (F) — 0.8%
Goldman Sachs 0.190%, dated 09/28/2012, to be repurchased on 10/01/2012, repurchase price $1,300,021 (Collateralized by a FNMA obligation, par value $1,310,275, 2.566%, 04/01/2042; total market value $1,323,578).	1,300	1,300

Total Repurchase Agreement (Cost $1,300) ($ Thousands)		1,300

Total Investments — 103.9% (Cost $170,612) ($ Thousands)		$167,445

SEI Institutional Managed Trust / Annual Report / September 30, 2012	69

SCHEDULE OF INVESTMENTS

Enhanced Income Fund (Concluded)

September 30, 2012

A list of the open futures contracts held by the Fund at September 30, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
U.S. 10-Year Treasury Note	(19)	Dec-2012	$(14)
U.S. 2-Year Treasury Note	(16)	Jan-2013	(2)
U.S. 5-Year Treasury Note	(17)	Jan-2013	(8)

			$(24)

For the year ended September 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the year.

Percentages are based on a Net Assets of $161,106 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of September 30, 2012.

†	Investment in Affiliated Security (See Note 6).

(A)	Unsettled bank loan. Interest rate not available.

(B)	Securities considered illiquid and restricted. The total value of such securities as of September 30, 2012 was $16 ($ Thousands) and represented 0.01% of Net Assets.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of September 30, 2012 was $585 and represented 0.36% of Net Assets.

(E)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of September 30, 2012. The date reported on the Schedule of Investments is the next reset date.

(F)	Tri-Party Repurchase Agreement

(G)	Security in default on interest payments.

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

CMO — Collateralized Mortgage Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

L.P. — Limited Partnership

LLC — Limited Liability Company

MTN — Medium Term Note

NCUA — National Credit Union Administration

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

Amounts designated as “—” are $O or have been rounded to $O

The following is a summary of the inputs used as of September 30, 2012, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Loan Participations	$—	$44,060	$16	$44,076
Mortgage-Backed Securities	—	43,233	—	43,233
Corporate Obligations	—	37,901	—	37,901
Asset-Backed Securities	—	36,499	—	36,499
Municipal Bonds	—	965	—	965
Common Stock	—	—	—	—
Cash Equivalent	3,471	—	—	3,471
Repurchase Agreement	—	1,300	—	1,300

Total Investments in Securities	$3,471	$163,958	$16	$167,445

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(24)	$—	$—	$(24)

Total Other Financial Instruments	$(24)	$—	$—	$(24)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

During the year ended September 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

70	SEI Institutional Managed Trust / Annual Report / September 30, 2012

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund

September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 38.8%

Agency Mortgage-Backed Obligations — 32.1%
FHLMC
7.500%, 11/01/2029 to 09/01/2032	$891	$1,085
7.000%, 06/01/2015 to 12/01/2031	164	194
6.500%, 06/01/2017 to 09/01/2039	1,941	2,141
6.000%, 03/01/2020 to 07/01/2037	8,669	9,587
5.500%, 03/01/2014 to 08/01/2038	17,519	19,227
5.000%, 10/01/2018 to 04/01/2042	32,954	36,168
4.500%, 07/01/2026 to 06/01/2042	27,501	30,711
4.000%, 04/01/2019 to 06/01/2042	47,335	51,990
3.500%, 12/01/2025 to 12/01/2041	11,905	12,842
3.000%, 07/01/2032 to 09/01/2032	739	787
1.350%, 04/29/2014	560	570
FHLMC ARM (A)
5.901%, 03/01/2037	31	33
5.719%, 11/01/2037	3	3
5.644%, 11/01/2039	2,924	3,180
5.586%, 10/01/2038	157	170
FHLMC CMO, Ser 1988-1, Cl Z
9.300%, 04/15/2019	57	63

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 1997-1983, Cl Z
6.500%, 12/15/2023	$1,150	$1,302
FHLMC CMO, Ser 1998-2043, Cl CJ
6.500%, 04/15/2028	677	776
FHLMC CMO, Ser 2001-2277, Cl B
7.500%, 01/15/2031	246	291
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	1,765	2,040
FHLMC CMO, Ser 2002-48, Cl 1A
6.239%, 07/25/2033 (A)	18	21
FHLMC CMO, Ser 2003-57, Cl 1A2
7.000%, 07/25/2043	237	273
FHLMC CMO, Ser 2003-57, Cl 1A3
7.500%, 07/25/2043	199	231
FHLMC CMO, Ser 2004-59, Cl 1A3
7.500%, 10/25/2043	272	313
FHLMC CMO, Ser 2004-60, Cl 1A3
7.500%, 03/25/2044	277	320
FHLMC CMO, Ser 2005-2945, Cl SA
11.897%, 03/15/2020 (A)	1,370	1,628
FHLMC CMO, Ser 2005-2980, Cl QA
6.000%, 05/15/2035	1,010	1,141
FHLMC CMO, Ser 2006-3256, IO
6.469%, 12/15/2036 (A)	1,890	348
FHLMC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	2,907	3,389
FHLMC CMO, Ser 2007-3294, Cl CB
5.500%, 03/15/2037	2,155	2,283
FHLMC CMO, Ser 2008-3407, Cl B
5.500%, 01/15/2038	617	670
FHLMC CMO, Ser 2009-3529, Cl AG
6.500%, 04/15/2039	1,944	2,202
FHLMC CMO, Ser 2009-3613, Cl HJ
5.500%, 12/15/2039	3,656	4,169
FHLMC CMO, Ser 2010-3621, Cl SB, IO
6.009%, 01/15/2040 (A)	299	43
FHLMC CMO, Ser 2010-3622, Cl WA
5.500%, 09/15/2039	1,179	1,299
FHLMC CMO, Ser 2010-3631, Cl PA
4.000%, 02/15/2040	1,199	1,270
FHLMC CMO, Ser 2010-3664, Cl DA
4.000%, 11/15/2037	499	513
FHLMC CMO, Ser 2010-3704, Cl CA
4.000%, 12/15/2036	337	361
FHLMC CMO, Ser 2010-3715, Cl PC
4.500%, 08/15/2040	210	236
FHLMC CMO, Ser 2012-4054, Cl SA, IO
5.829%, 08/15/2039 (A)	3,352	484
FHLMC CMO, Ser 2012-4057, Cl SA, IO
5.829%, 04/15/2039 (A)	2,876	695

SEI Institutional Managed Trust / Annual Report / September 30, 2012	71

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2012-4063, Cl S, IO
5.729%, 06/15/2042 (A)	$196	$38
FHLMC CMO, Ser 2012-4092, IO
3.000%, 09/15/2031	896	118
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K007, Cl X1, IO
1.403%, 04/25/2020 (A)	8,725	596
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K008, Cl X1, IO
1.835%, 06/25/2020 (A)	9,080	867
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K009, Cl X1, IO
1.676%, 08/25/2020 (A)	3,108	263
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K015, Cl X1, IO
1.844%, 07/25/2021 (A)	3,181	361
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K016, Cl X1, IO
1.740%, 10/25/2021 (A)	1,278	140
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K017, Cl X1, IO
1.607%, 12/25/2021 (A)	1,643	164
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K020, Cl X1, IO
1.479%, 05/25/2022 (A)	840	90
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K703, Cl X1, IO
2.094%, 05/25/2018 (A)	5,767	573
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2009-K003, Cl AAB
4.768%, 05/25/2018	857	972
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2010-K005, Cl A2
4.317%, 11/25/2019	738	864
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2012-K020, Cl A2
2.373%, 05/25/2022	3,540	3,630
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K006, Cl AX1, IO
1.220%, 01/25/2020 (A)	2,701	164

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K702, Cl X1, IO
1.726%, 02/25/2018 (A)	$10,230	$722
FHLMC TBA
5.000%, 07/01/2041 to 08/01/2041	5,720	6,489
4.500%, 10/15/2042	512	551
4.000%, 10/01/2042	300	334
3.000%, 10/15/2042	7,500	7,907
2.500%, 10/15/2027 to 11/15/2027	21,090	22,120
FNMA
7.000%, 09/01/2026 to 02/01/2039	3,950	4,708
6.500%, 05/01/2017 to 10/01/2036	1,193	1,315
6.000%, 10/01/2019 to 10/01/2038	27,562	30,861
5.500%, 06/01/2014 to 07/01/2039	3,752	4,138
5.000%, 01/01/2020 to 09/01/2041	48,690	54,073
4.500%, 04/01/2025 to 12/01/2041	22,141	24,163
4.338%, 11/01/2021	3,013	3,514
4.303%, 07/01/2021	3,102	3,627
4.000%, 08/01/2020 to 10/01/2042	60,650	66,871
3.762%, 12/01/2020	3,111	3,516
3.632%, 12/01/2020	2,151	2,414
3.500%, 01/01/2032 to 10/01/2042	18,083	19,537
3.000%, 06/01/2032 to 09/01/2042	2,993	3,176
FNMA ARM (A)
6.277%, 09/01/2037	168	184
5.879%, 09/01/2037	100	109
5.862%, 09/01/2037	296	322
2.150%, 11/01/2035	440	462
2.145%, 10/01/2035	3,702	3,879
2.130%, 11/01/2035	634	666
2.118%, 11/01/2035	493	517
2.117%, 11/01/2035	2,648	2,768
2.110%, 11/01/2035	540	568
2.078%, 10/01/2035	335	351
2.063%, 10/01/2035	2,753	2,873
FNMA CMO STRIPS, Ser 2005-360, Cl 2, IO
5.000%, 08/01/2035	7,560	980
FNMA CMO STRIPS, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	1,907	184

72	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO STRIPS, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	$1,286	$138
FNMA CMO STRIPS, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	2,523	352
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	979	1,087
FNMA CMO, Ser 2002-33, Cl A2
7.500%, 06/25/2032	209	247
FNMA CMO, Ser 2002-95, Cl DB
6.000%, 01/25/2033	896	1,020
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/2035	3,156	3,456
FNMA CMO, Ser 2005-5, Cl PA
5.000%, 01/25/2035	351	381
FNMA CMO, Ser 2006-112, Cl ST, IO
6.464%, 11/25/2036 (A)	6,467	864
FNMA CMO, Ser 2006-56, Cl CA
6.000%, 07/25/2036	196	221
FNMA CMO, Ser 2008-22, Cl SI, IO
6.194%, 03/25/2037 (A)	10,017	1,429
FNMA CMO, Ser 2009-30, Cl AD
6.500%, 04/25/2039	1,243	1,358
FNMA CMO, Ser 2009-31, Cl A2
4.287%, 07/25/2019	1,359	1,575
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037 (D)	5,894	5,669
FNMA CMO, Ser 2009-93, Cl PD
4.500%, 09/25/2039	602	648
FNMA CMO, Ser 2009-M2, Cl A3
4.001%, 01/25/2019	1,459	1,664
FNMA CMO, Ser 2010-118, Cl YB, IO
6.284%, 10/25/2040 (A)	1,299	193
FNMA CMO, Ser 2010-136, Cl SA, IO
5.784%, 12/25/2040 (A)	2,949	518
FNMA CMO, Ser 2010-142, Cl SM, IO
6.314%, 12/25/2040 (A)	609	90
FNMA CMO, Ser 2010-150, Cl SK, IO
6.291%, 01/25/2041 (A)	1,673	295
FNMA CMO, Ser 2010-150, Cl SN, IO
6.291%, 01/25/2041 (A)	1,882	332
FNMA CMO, Ser 2010-54, Cl EA
4.500%, 06/25/2040	1,501	1,622
FNMA CMO, Ser 2010-M3, Cl A2
4.450%, 09/25/2019	467	536

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2010-M3, Cl A3
4.332%, 03/25/2020 (A)	$2,911	$3,323
FNMA CMO, Ser 2011-53, Cl DT
4.500%, 06/25/2041	1,117	1,183
FNMA CMO, Ser 2011-53, Cl TN
4.000%, 06/25/2041	5,708	6,022
FNMA CMO, Ser 2011-59, CI SW, IO
6.405%, 07/25/2041 (A)	3,250	488
FNMA CMO, Ser 2011-59, Cl NZ
5.500%, 07/25/2041	1,812	2,203
FNMA CMO, Ser 2011-63, Cl SW, IO
6.464%, 07/25/2041 (A)	1,566	254
FNMA CMO, Ser 2011-78, Cl D
4.000%, 08/25/2041	267	283
FNMA CMO, Ser 2011-87, Cl SJ, IO
5.734%, 09/25/2041 (A)	2,774	490
FNMA CMO, Ser 2011-90, Cl QI, IO
5.000%, 05/25/2034	2,191	291
FNMA CMO, Ser 2011-96, Cl SA, IO
6.334%, 10/25/2041 (A)	4,569	881
FNMA CMO, Ser 2012-17, IO
6.483%, 07/25/2026 (A)	3,724	714
FNMA CMO, Ser 2012-25, Cl B
6.500%, 03/25/2042	1,300	1,538
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	400	449
FNMA CMO, Ser 2012-3, Cl CD
7.000%, 02/25/2042	1,138	1,270
FNMA CMO, Ser 2012-35, Cl MB
5.500%, 04/25/2042	12,000	13,544
FNMA CMO, Ser 2012-35, Cl SQ, IO
6.383%, 04/25/2042 (A)	536	104
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	1,900	2,145
FNMA CMO, Ser 2012-63, Cl DS, IO
6.334%, 03/25/2039 (A)	1,185	261
FNMA CMO, Ser 2012-66, Cl SA, IO
5.784%, 06/25/2042 (A)	563	90
FNMA CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042 (D)	100	91
FNMA CMO, Ser 2012-74, Cl SA, IO
6.433%, 03/25/2042 (A)	1,300	271
FNMA CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042 (D)	200	182
FNMA CMO, Ser 2012-75, Cl AS, IO
6.433%, 03/25/2042 (A)	1,000	195
FNMA CMO, Ser 2012-76, Cl AC
6.500%, 07/25/2042	1,570	1,829
FNMA CMO, Ser 2012-84, CI SW, IO
5.784%, 08/25/2042 (A)	4,067	563
FNMA CMO, Ser 2012-M12, Cl 1A
2.840%, 08/25/2022 (A)	4,760	5,004

SEI Institutional Managed Trust / Annual Report / September 30, 2012	73

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA TBA
4.500%, 10/15/2042	$14,200	$15,369
3.500%, 10/15/2032 to 10/01/2040	6,131	6,593
3.000%, 10/15/2027 to 12/12/2042	22,895	24,128
2.500%, 11/25/2027 to 10/01/2042	19,500	20,403
FNMA Whole Loan CMO, Ser 2003-W17, Cl 1A7
5.750%, 08/25/2033	248	290
GNMA
8.000%, 11/15/2029 to 09/15/2030	90	104
7.500%, 03/15/2029 to 10/15/2031	205	236
7.000%, 08/15/2013	7	7
6.500%, 04/15/2026 to 09/15/2035	5,300	6,257
6.000%, 03/15/2014 to 10/20/2040	13,333	15,158
5.000%, 10/20/2039 to 11/20/2040	6,880	7,668
GNMA ARM (A)
3.500%, 05/20/2041 to 10/20/2041	2,335	2,498
3.000%, 08/20/2041 to 01/20/2042	1,942	2,067
GNMA CMO, Ser 2001-56, Cl PT
6.000%, 11/20/2031	3,103	3,573
GNMA CMO, Ser 2003-79, Cl PV
5.500%, 10/20/2023	365	405
GNMA CMO, Ser 2007-17, CI PO, IO
6.032%, 04/20/2037 (A)	1,468	314
GNMA CMO, Ser 2009-106, Cl SU, IO
5.982%, 05/20/2037 (A)	1,261	185
GNMA CMO, Ser 2010-107, Cl GX
4.500%, 04/20/2039	515	588
GNMA CMO, Ser 2010-113, Cl BS, IO
5.781%, 09/20/2040 (A)	1,164	189
GNMA CMO, Ser 2010-121, Cl SE, IO
5.781%, 09/20/2040 (A)	1,026	170
GNMA CMO, Ser 2010-14, Cl SH, IO
5.779%, 02/16/2040 (A)	544	102
GNMA CMO, Ser 2010-167, Cl US, IO
6.411%, 11/20/2038 (A)	424	54
GNMA CMO, Ser 2010-20, CI SC, IO
5.932%, 02/20/2040 (A)	3,916	667
GNMA CMO, Ser 2010-3, Cl MS, IO
6.332%, 11/20/2038 (A)	592	85

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2010-31, Cl GS, IO
6.281%, 03/20/2039 (A)	$514	$82
GNMA CMO, Ser 2010-35, CI DS, IO
0.744%, 03/20/2040 (A)	3,571	596
GNMA CMO, Ser 2010-35, Cl AS, IO
5.532%, 03/20/2040 (A)	1,957	330
GNMA CMO, Ser 2010-37, Cl SG, IO
5.460%, 03/20/2040 (A)	2,057	342
GNMA CMO, Ser 2010-4, Cl NS, IO
6.169%, 01/16/2040 (A)	16,349	2,632
GNMA CMO, Ser 2010-47, Cl XN, IO
6.329%, 04/16/2034 (A)	462	29
GNMA CMO, Ser 2010-85, Cl HS, IO
6.432%, 01/20/2040 (A)	389	67
GNMA CMO, Ser 2010-H27, Cl FA
0.624%, 12/20/2060 (A)	1,995	1,983
GNMA CMO, Ser 2010-H28, Cl FE
0.644%, 12/20/2060 (A)	1,229	1,222
GNMA CMO, Ser 2011-11, Cl SA, IO
5.781%, 01/20/2041 (A)	718	112
GNMA CMO, Ser 2011-32, Cl S, IO
5.779%, 03/16/2041 (A)	191	26
GNMA CMO, Ser 2011-32, Cl SD, IO
5.781%, 03/20/2041 (A)	368	61
GNMA CMO, Ser 2011-40, Cl SA, IO
5.909%, 02/16/2036 (A)	1,764	212
GNMA CMO, Ser 2011-70, Cl BS, IO
6.479%, 12/16/2036 (A)	761	104
GNMA CMO, Ser 2011-H08, Cl FG
0.724%, 03/20/2061 (A)	1,244	1,243
GNMA CMO, Ser 2011-H09, Cl AF
0.744%, 03/20/2061 (A)	859	859
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	1,083	193
GNMA TBA
5.500%, 11/01/2034	800	890
4.500%, 10/15/2039	3,900	4,303
4.000%, 10/01/2039	2,500	2,756
3.500%, 10/15/2041	13,700	15,012
3.000%, 10/01/2042 to 10/18/2042	10,860	11,632
NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl APT
2.650%, 10/29/2020	922	975
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
0.598%, 11/06/2017 (A)	2,482	2,488
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 2A
0.698%, 11/05/2020 (A)	1,714	1,719

		702,129

74	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Non-Agency Mortgage-Backed Obligations — 6.7%
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
2.714%, 06/25/2045 (A)	$3,353	$3,120
American Home Mortgage Investment Trust, Ser 2005-4, Cl 5A
2.476%, 11/25/2045 (A)	3,130	2,475
Banc of America Funding, Ser 2003-1, Cl A1
6.000%, 05/20/2033	16	17
Banc of America Funding, Ser 2006-G, Cl 2A3
0.389%, 07/20/2036 (A)	2,157	2,130
Banc of America Merrill Lynch Commercial Mortgage, Ser 2002-PB2, Cl B
6.309%, 06/11/2035	76	76
Banc of America Merrill Lynch Commercial Mortgage, Ser 2004-6, Cl A3
4.512%, 12/10/2042	69	70
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-2, Cl A5
4.857%, 07/10/2043 (A)	3,280	3,595
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-3, Cl AM
4.727%, 07/10/2043	123	131
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-1, Cl AM
5.421%, 09/10/2045 (A)	253	279
Banc of America Merrill Lynch Commercial Mortgage, Ser 2007-3, Cl A3
5.893%, 06/10/2049 (A)	1,360	1,384
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
5.321%, 05/25/2034 (A)	1,128	1,123
Bear Stearns Commercial Mortgage Securities, Ser 2002-TOP8, Cl A2
4.830%, 08/15/2038	7	7
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR7, Cl A2
4.945%, 02/11/2041	32	32
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.297%, 10/12/2042 (A)	3,875	4,360

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl A4
5.694%, 06/11/2050 (A)	$50	$59
CFCRE Commercial Mortgage Trust, Ser 2011-C2, Cl A4
3.834%, 12/15/2047	540	594
Citigroup Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.888%, 12/10/2049 (A)	829	975
COMM 2012-CCRE2 Mortgage Trust, Ser CR2, Cl A2
2.025%, 08/15/2045	673	698
COMM 2012-CCRE2 Mortgage Trust, Ser CR2, Cl ASB
2.752%, 08/15/2045	673	705
Commercial Mortgage Asset Trust, Ser 1999-C1, Cl A4
6.975%, 01/17/2032 (A)	111	113
Commercial Mortgage Pass-Through Certificates, Ser CR1, Cl A3
3.391%, 05/15/2045	823	888
Commercial Mortgage Pass-Through Certificates, Ser 2001-J2A, Cl A2
6.096%, 07/16/2034 (B)	—	—
Commercial Mortgage Pass-Through Certificates, Ser 2001-J2A, Cl B
6.304%, 07/16/2034 (B)	826	826
Commercial Mortgage Pass-Through Certificates, Ser 2012-LC4, Cl A4
3.288%, 12/10/2044	986	1,058
Countrywide Alternative Loan Trust, Ser 2003-20CB, Cl 1A1
5.500%, 10/25/2033	921	972
Countrywide Alternative Loan Trust, Ser 2004-J1, Cl 1A1
6.000%, 02/25/2034	187	190
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
1.248%, 08/25/2035 (A)	361	209
Countrywide Alternative Loan Trust, Ser 2005-59, Cl 1A1
0.548%, 11/20/2035 (A)	3,853	2,507
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-R3, Cl AF
0.617%, 09/25/2035 (A) (B)	2,841	2,371
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
2.738%, 10/25/2033 (A)	2,468	2,349
Credit Suisse First Boston Mortgage Securities, Ser 2005-C1, Cl A3
4.813%, 02/15/2038	246	253

SEI Institutional Managed Trust / Annual Report / September 30, 2012	75

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl A4
4.832%, 04/15/2037	$939	$1,018
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/2039	2,256	2,566
DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/2044 (A) (B)	1,320	1,537
DBRR Trust, Ser EZ1, Cl A
0.946%, 09/25/2045 (B)	2,670	2,675
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A4
4.537%, 07/10/2044 (B)	1,191	1,370
DBUBS Mortgage Trust, Ser 2011-LC3A, Cl XA, IO
1.634%, 08/10/2044 (A) (B)	2,903	142
Deutsche Mortgage Securities, Ser 2004-4, Cl 7AR2
0.686%, 06/20/2034 (A)	576	564
Developers Diversified Realty, Ser 2009-DDR1, Cl A
3.807%, 10/14/2022 (B)	1,739	1,829
Downey Savings & Loan Association Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
0.619%, 11/19/2044 (A)	1,898	1,076
Fund America Investors II, Ser 1993-A, Cl A2
4.374%, 06/25/2023 (A)	101	102
GE Capital Assurance, Ser 2003-1, Cl A4
5.254%, 05/12/2035 (A) (B)	2,546	2,705
GE Capital Commercial Mortgage, Ser 2007-C1, Cl A4
5.543%, 12/10/2049	210	239
GMAC Commercial Mortgage Securities, Ser 2001-C2, Cl B
6.790%, 04/15/2034	98	97
GMAC Commercial Mortgage Securities, Ser 2003-C3, Cl A4
5.023%, 04/10/2040	352	365
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl AM
5.290%, 11/10/2045 (A)	523	550
GMAC Commercial Mortgage Securities, Ser C2, Cl A1
4.576%, 05/10/2040	322	325
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A6
5.135%, 06/10/2036 (A)	16	16
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A7
5.317%, 06/10/2036 (A) (C)	3,225	3,405

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Greenwich Capital Commercial Funding, Ser 2005-GG3, Cl AAB
4.619%, 08/10/2042	$2,441	$2,477
Greenwich Capital Commercial Funding, Ser 2005-GG5, Cl A5
5.224%, 04/10/2037 (A)	1,624	1,802
Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl A4
6.070%, 07/10/2038 (A)	680	788
Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl AM
6.070%, 07/10/2038 (A)	400	439
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl A4
5.444%, 03/10/2039	1,854	2,117
GS Mortgage Securities II, Ser 2010-C1, Cl A2
4.592%, 08/10/2043 (B)	317	369
GS Mortgage Securities II, Ser 2011-GC5, Cl A4
3.707%, 08/10/2044	4,535	5,016
GS Mortgage Securities II, Ser 2011-GC5, Cl XA, IO
1.932%, 08/10/2044 (A) (B)	1,227	107
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027 (A) (B)	49	50
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
4.430%, 10/25/2033 (A)	1,082	1,111
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 3A5
2.788%, 07/25/2035 (A)	7,000	6,208
Impac Funding, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (B)	1,478	1,621
Impac Secured Assets CMO Owner Trust, Ser 2006-2, Cl 2A1
0.566%, 08/25/2036 (A)	485	488
JPMorgan Alternative Loan Trust, Ser 2006-A7, Cl 2A6
5.750%, 12/25/2036 (A)	68	32
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl D
6.847%, 04/15/2035 (A)	306	309
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-C2, Cl B
5.211%, 12/12/2034 (A)	144	145
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-LN2, Cl A2
5.115%, 07/15/2041	1,191	1,267

76	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP2, Cl A3A
4.678%, 07/15/2042	$120	$122
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP8, Cl AM
5.440%, 05/15/2045	220	244
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A2
5.134%, 05/15/2047	194	204
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3
5.336%, 05/15/2047	480	548
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-CB18, Cl A4
5.716%, 02/15/2051	282	332
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD11, Cl A4
6.003%, 06/15/2049 (A)	1,260	1,458
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C1, Cl A1
3.853%, 06/15/2043 (B)	—	—
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl A1
3.300%, 08/05/2032 (B)	334	359
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl A2
4.311%, 08/05/2032 (B)	494	547
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C3, Cl A4
4.717%, 02/16/2046 (B)	426	492
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl A3
2.829%, 10/15/2045	1,131	1,159
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl ASB
2.379%, 10/15/2045	514	527
LB Commercial Conduit Mortgage Trust, Ser 2007-C3, Cl A3
6.073%, 07/15/2044 (A)	303	320
LB-UBS Commercial Mortgage Trust, Ser 2004-C7, Cl A5
4.628%, 10/15/2029	232	237

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LB-UBS Commercial Mortgage Trust, Ser 2005-C3, Cl AM
4.794%, 07/15/2040	$870	$935
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A3
5.398%, 02/15/2040	80	84
LB-UBS Commercial Mortgage Trust, Ser C1, Cl A4
5.424%, 02/15/2040	51	59
Master Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034 (B)	2,739	2,684
Master Seasoned Securities Trust, Ser 2004-2, Cl A2
6.500%, 08/25/2032	897	952
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 4A
5.204%, 02/25/2034 (A)	1,221	1,266
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A3A
4.949%, 07/12/2038 (A)	371	391
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, Cl A3
5.172%, 12/12/2049 (A)	1,259	1,438
MLCC Mortgage Investors, Ser 2004-B, Cl A3
2.344%, 05/25/2029 (A)	689	687
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, IO
2.101%, 08/15/2045 (A) (B)	2,168	247
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl A3
2.825%, 08/15/2045	385	403
Morgan Stanley Capital I, Ser 2004-T13, Cl A3
4.390%, 09/13/2045	76	77
Morgan Stanley Capital I, Ser 2005-HQ5, Cl AAB
5.037%, 01/14/2042	89	91
Morgan Stanley Capital I, Ser 2005-HQ7, Cl AAB
5.360%, 11/14/2042 (A)	69	69
Morgan Stanley Capital I, Ser 2005-T19, Cl A4A
4.890%, 06/12/2047	3,230	3,563
Morgan Stanley Capital I, Ser 2006-HQ9, Cl A4
5.731%, 07/12/2044 (A)	2,280	2,634
Morgan Stanley Capital I, Ser 2006-T21, Cl A4
5.162%, 10/12/2052 (A)	2,500	2,808

SEI Institutional Managed Trust / Annual Report / September 30, 2012	77

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Capital I, Ser 2007-IQ14, Cl A4
5.692%, 04/15/2049 (A)	$1,600	$1,831
Morgan Stanley Capital I, Ser 2007-IQ16, Cl A4
5.809%, 12/12/2049	1,088	1,291
Morgan Stanley Capital I, Ser 2011-C3, Cl A2
3.224%, 07/15/2049	765	828
Morgan Stanley Capital I, Ser 2011-C3, Cl A4
4.118%, 07/15/2049	450	514
Morgan Stanley Capital I, Ser 2012-C4, Cl A4
3.244%, 03/15/2045	829	883
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Cl A4
6.390%, 07/15/2033	18	18
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl A2
4.920%, 03/12/2035	152	153
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl B
5.040%, 03/12/2035	248	251
Morgan Stanley Mortgage Loan Trust, Ser 2007-6XS, Cl 2A1S
0.326%, 02/25/2047 (A)	87	77
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031	302	312
Residential Asset Securitization Trust, Ser 2004-A6, Cl A1
5.000%, 08/25/2019	330	334
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.729%, 12/25/2034 (A)	799	805
Sequoia Mortgage Trust, Ser 2010-H1, Cl A1
3.750%, 02/25/2040 (A)	78	79
Sequoia Mortgage Trust, Ser 2011-1, Cl A1
4.125%, 02/25/2041 (A)	142	149
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 1A1
0.537%, 10/25/2035 (A)	1,166	877
Structured Adjustable Rate Mortgage Loan Trust, Ser 2007-7, Cl 2AS2
3.036%, 08/25/2015 (A)	6,737	4,830
Structured Asset Securities, Ser 2005-17, Cl 5A1
5.500%, 10/25/2035	2,234	2,048

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A3
2.728%, 08/10/2049	$555	$574
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C7, Cl A1
4.241%, 10/15/2035 (B)	38	39
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C8, Cl A3
4.445%, 11/15/2035	422	428
Washington Mutual Mortgage Pass-Through Certificates, Ser 2003-MS1, Cl 1A
5.000%, 02/25/2018	298	301
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-AR5, Cl A6
2.467%, 05/25/2035 (A)	9,220	8,113
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A1
0.506%, 10/25/2047 (A)	3,115	2,818
Washington Mutual Mortgage Pass-Through Certificates, Ser 2006-AR13, Cl 1A
1.028%, 10/25/2046 (A)	3,022	2,108
Washington Mutual Mortgage Pass-Through Certificates, Ser 2007-OA6, Cl 1A
0.958%, 07/25/2047 (A)	7,055	5,539
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl 1A1
2.615%, 06/25/2034 (A)	1,776	1,791
WF-RBS Commercial Mortgage Trust 2012-C7, Ser 2012-C7, IO
1.768%, 06/15/2045 (A) (B)	369	40
WF-RBS Commercial Mortgage Trust, Ser 2011-C2, Cl XA, IO
1.342%, 02/15/2044 (A) (B)	3,566	179
WF-RBS Commercial Mortgage Trust, Ser 2011-C5, Cl A4
3.667%, 11/15/2044	3,125	3,463
WF-RBS Commercial Mortgage Trust 2012-C8, Ser C8, Cl A3
3.001%, 08/15/2045	1,685	1,756

		145,859

Total Mortgage-Backed Securities (Cost $815,433) ($ Thousands)		847,988

78	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 27.8%

Consumer Discretionary — 1.6%
Boyd Gaming
9.000%, 07/01/2020 (B)	$380	$387
CityCenter Holdings
7.625%, 01/15/2016	160	171
Comcast
6.500%, 01/15/2015	885	997
6.500%, 01/15/2017	2,385	2,890
5.650%, 06/15/2035	120	140
5.300%, 01/15/2014	2,340	2,478
4.650%, 07/15/2042	207	221
Comcast Cable Communications Holdings
9.455%, 11/15/2022	1,220	1,822
Daimler Finance North America
6.500%, 11/15/2013	1,320	1,405
1.875%, 09/15/2014 (B)	1,310	1,330
1.300%, 07/31/2015 (B)	1,435	1,441
DIRECTV Holdings
6.000%, 08/15/2040	950	1,059
5.150%, 03/15/2042	395	402
3.800%, 03/15/2022	390	401
DISH DBS
7.875%, 09/01/2019	690	802
6.750%, 06/01/2021	320	349
Echostar DBS
7.750%, 05/31/2015	30	34
Gap
5.950%, 04/12/2021	907	1,010
LVMH Moet Hennessy Louis Vuitton
1.625%, 06/29/2017 (B)	1,385	1,397
NBCUniversal Media
4.450%, 01/15/2043	591	589
2.875%, 01/15/2023	887	885
News America
6.650%, 11/15/2037	180	228
6.200%, 12/15/2034	65	78
6.150%, 03/01/2037	1,541	1,847
6.150%, 02/15/2041	233	290
NVR
3.950%, 09/15/2022	220	226
Omnicom Group
3.625%, 05/01/2022	580	613
Pearson Funding Four
3.750%, 05/08/2022 (B)	326	340
Reynolds Group Issuer
7.125%, 04/15/2019	1,290	1,361
6.875%, 02/15/2021	180	190
Time Warner
6.250%, 03/29/2041	525	665
4.750%, 03/29/2021	730	843
3.150%, 07/15/2015	1,100	1,174

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Time Warner Cable
8.250%, 04/01/2019	$2,465	$3,309
6.550%, 05/01/2037	1,645	2,067
5.875%, 11/15/2040	820	964
5.500%, 09/01/2041	690	781
4.500%, 09/15/2042	415	414
United Business Media
5.750%, 11/03/2020 (B)	550	576
University of Pennsylvania
4.674%, 09/01/2112	390	445
WPP Finance 2010
5.125%, 09/07/2042	515	508
WPP Finance UK
8.000%, 09/15/2014	240	269
Wyndham Worldwide
4.250%, 03/01/2022	710	730
2.950%, 03/01/2017	315	318

		38,446

Consumer Staples — 2.0%
Altria Group
9.250%, 08/06/2019	1,250	1,775
4.750%, 05/05/2021	720	824
2.850%, 08/09/2022	830	828
Anheuser-Busch InBev Worldwide
7.750%, 01/15/2019	2,570	3,477
5.375%, 11/15/2014	95	105
5.375%, 01/15/2020	1,360	1,688
5.050%, 10/15/2016	940	1,086
5.000%, 04/15/2020	560	676
2.500%, 07/15/2022	330	335
1.375%, 07/15/2017	1,705	1,726
0.800%, 07/15/2015	1,715	1,722
Church & Dwight
2.875%, 10/01/2022	440	446
Coca-Cola
1.800%, 09/01/2016	960	1,000
ConAgra Foods
3.250%, 09/15/2022	355	358
2.100%, 03/15/2018	395	401
1.350%, 09/10/2015	395	398
Diageo Capital
4.828%, 07/15/2020	1,580	1,862
Diageo Investment
2.875%, 05/11/2022	190	198
HJ Heinz
5.350%, 07/15/2013	510	529
Ingredion
1.800%, 09/25/2017	430	431
Kellogg
1.750%, 05/17/2017	225	230
Kraft Foods
6.500%, 02/09/2040	1,065	1,443
5.375%, 02/10/2020	1,450	1,749

SEI Institutional Managed Trust / Annual Report / September 30, 2012	79

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Kraft Foods Group (B)
5.375%, 02/10/2020	$1,015	$1,206
5.000%, 06/04/2042	310	346
3.500%, 06/06/2022	2,400	2,536
Molson Coors Brewing
3.500%, 05/01/2022	100	106
PepsiCo
2.750%, 03/05/2022	1,390	1,443
2.500%, 05/10/2016	595	628
1.250%, 08/13/2017	1,850	1,866
0.700%, 08/13/2015	1,090	1,094
Pernod-Ricard (B)
5.750%, 04/07/2021	794	945
4.450%, 01/15/2022	1,050	1,157
2.950%, 01/15/2017	360	376
Philip Morris International
4.500%, 03/20/2042	530	584
3.875%, 08/21/2042	305	306
2.900%, 11/15/2021	1,030	1,073
2.500%, 08/22/2022	460	461
1.125%, 08/21/2017	1,025	1,024
Reynolds American
6.750%, 06/15/2017	1,260	1,525
Safeway
4.750%, 12/01/2021 (C)	550	561
3.950%, 08/15/2020	70	68
Tyson Foods
4.500%, 06/15/2022	980	1,026
Walgreen
3.100%, 09/15/2022	590	599
1.800%, 09/15/2017	735	743
Wal-Mart Stores
5.625%, 04/15/2041 (C)	395	527

		43,487

Energy — 3.6%
Anadarko Finance, Ser B
7.500%, 05/01/2031	910	1,218
Anadarko Petroleum
6.375%, 09/15/2017	410	494
Apache
6.000%, 09/15/2013	1,670	1,758
Arch Coal
7.000%, 06/15/2019 (C)	920	773
Baker Hughes
7.500%, 11/15/2018	1,230	1,657
BG Energy Capital PLC
4.000%, 10/15/2021 (B)	910	1,007
BP Capital Markets
5.250%, 11/07/2013	1,790	1,883
3.875%, 03/10/2015	210	226
3.561%, 11/01/2021	100	108
3.245%, 05/06/2022	230	243
1.846%, 05/05/2017	500	511

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Canadian Oil Sands
6.000%, 04/01/2042 (B)	$588	$677
Chesapeake Energy
6.875%, 11/15/2020 (C)	450	475
6.775%, 03/15/2019	20	20
6.500%, 08/15/2017 (C)	275	287
Chesapeake Midstream Partners
6.125%, 07/15/2022	680	719
Cie Generale de Geophysique-Veritas
7.750%, 05/15/2017	110	114
Concho Resources
5.500%, 10/01/2022	560	584
Conoco Funding
7.250%, 10/15/2031	50	75
ConocoPhillips
5.900%, 10/15/2032	10	13
5.900%, 05/15/2038	1,130	1,506
Consol Energy
8.250%, 04/01/2020	660	691
DCP Midstream Operating
4.950%, 04/01/2022	750	788
Devon Energy
5.600%, 07/15/2041	1,635	1,940
3.250%, 05/15/2022	630	655
El Paso
6.950%, 06/01/2028	6,750	6,934
El Paso Pipeline Partners Operating
7.500%, 11/15/2040	240	312
4.100%, 11/15/2015	615	654
Encana
6.500%, 02/01/2038	1,130	1,369
Energen
4.625%, 09/01/2021	630	655
Energy Transfer Partners
9.000%, 04/15/2019	99	128
6.500%, 02/01/2042	410	473
5.200%, 02/01/2022	15	17
Enterprise Products Operating
9.750%, 01/31/2014	1,910	2,127
6.125%, 10/15/2039	50	60
5.950%, 02/01/2041	120	142
5.700%, 02/15/2042	1,080	1,248
5.250%, 01/31/2020	30	35
EOG Resources
2.625%, 03/15/2023	435	440
FMC Technologies
3.450%, 10/01/2022	575	584
Hess
7.875%, 10/01/2029	1,070	1,481
7.300%, 08/15/2031	450	602
Husky Energy
7.250%, 12/15/2019	204	262

80	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Kerr-McGee
7.875%, 09/15/2031	$670	$900
6.950%, 07/01/2024	1,570	2,027
Key Energy Services
6.750%, 03/01/2021	1,290	1,309
Kinder Morgan Energy Partners
6.000%, 02/01/2017	505	593
5.000%, 12/15/2013	720	756
5.000%, 08/15/2042	360	374
Marathon Petroleum
6.500%, 03/01/2041	524	642
MarkWest Energy Partners
6.250%, 06/15/2022	200	215
5.500%, 02/15/2023	320	335
Noble Energy
4.150%, 12/15/2021	1,370	1,480
Northern Natural Gas
4.100%, 09/15/2042 (B)	460	463
Occidental Petroleum
3.125%, 02/15/2022	780	839
2.700%, 02/15/2023	660	678
ONEOK Partners
6.125%, 02/01/2041	225	270
2.000%, 10/01/2017	475	484
Peabody Energy
6.500%, 09/15/2020	630	644
Pemex Project Funding Master Trust
6.625%, 06/15/2035	1,667	2,092
Petrobras International Finance
6.125%, 10/06/2016	655	742
5.750%, 01/20/2020	574	654
5.375%, 01/27/2021	2,080	2,344
3.875%, 01/27/2016	600	635
3.500%, 02/06/2017	1,335	1,396
2.875%, 02/06/2015	530	545
Petro-Canada
6.800%, 05/15/2038	1,665	2,270
Petroleos Mexicanos
6.500%, 06/02/2041	115	143
2.000%, 12/20/2022	376	386
1.950%, 12/20/2022	1,068	1,094
1.700%, 12/20/2022	829	839
QEP Resources
6.875%, 03/01/2021	520	588
Reliance Holdings USA
5.400%, 02/14/2022 (B)	425	453
SandRidge Energy
7.500%, 02/15/2023 (B)	250	257
Schlumberger Investment
1.950%, 09/14/2016 (B)	810	837
SESI
7.125%, 12/15/2021	180	199
Shell International Finance
4.375%, 03/25/2020	1,700	1,991

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Shell International Finance BV
1.125%, 08/21/2017	$780	$783
Sinopec Group Overseas Development 2012
2.750%, 05/17/2017 (B)	490	508
Southern Natural Gas
8.000%, 03/01/2032	170	241
Southern Union
8.250%, 11/15/2029	1,315	1,642
Talisman Energy
7.750%, 06/01/2019	432	549
Tennessee Gas Pipeline
8.375%, 06/15/2032	1,638	2,347
Total Capital International
2.700%, 01/25/2023	390	397
1.550%, 06/28/2017	799	814
Transocean
6.375%, 12/15/2021	810	969
3.800%, 10/15/2022	645	648
Western Gas Partners
5.375%, 06/01/2021	175	199
4.000%, 07/01/2022	302	315
Williams
7.875%, 09/01/2021	1,338	1,754
7.750%, 06/15/2031	861	1,101
WPX Energy
6.000%, 01/15/2022	290	312

		77,998

Financials — 14.4%
ABB Treasury Center USA
2.500%, 06/15/2016 (B)	805	841
Achmea Hypotheekbank
3.200%, 11/03/2014 (B)	1,367	1,433
Allstate
7.450%, 05/16/2019	1,085	1,420
Ally Financial
2.618%, 12/01/2014 (A)	2,234	2,206
American Express
6.800%, 09/01/2066 (A)	2,150	2,300
American Express Credit MTN
2.375%, 03/24/2017	805	847
1.750%, 06/12/2015	1,295	1,325
American Honda Finance MTN (B)
3.875%, 09/21/2020	1,065	1,155
1.000%, 08/11/2015	1,010	1,012
American International Group
8.250%, 08/15/2018	390	501
6.250%, 03/15/2037	1,670	1,687
5.850%, 01/16/2018	860	998
4.875%, 06/01/2022 (C)	535	603
3.750%, 11/30/2013 (B)	500	513
American Tower ‡
5.050%, 09/01/2020	234	261
4.500%, 01/15/2018 (C)	815	900

SEI Institutional Managed Trust / Annual Report / September 30, 2012	81

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ANZ National International
1.850%, 10/15/2015 (B)	$470	$475
ASIF Global Financing XIX
4.900%, 01/17/2013 (B)	390	392
Australia & New Zealand Banking Group
1.000%, 10/06/2015 (B)	1,410	1,412
Bank of America
6.500%, 08/01/2016	1,125	1,301
6.000%, 09/01/2017	700	810
5.875%, 02/07/2042	270	316
5.750%, 12/01/2017	1,580	1,818
5.700%, 01/24/2022	130	153
5.650%, 05/01/2018	270	308
5.625%, 10/14/2016	3,135	3,530
5.420%, 03/15/2017	4,400	4,756
5.000%, 05/13/2021	840	923
4.500%, 04/01/2015	180	193
3.875%, 03/22/2017	674	725
3.625%, 03/17/2016	2,275	2,399
Bank of Tokyo-Mitsubishi UFJ
3.850%, 01/22/2015 (B)	450	476
Barclays Bank PLC
6.050%, 12/04/2017 (B)	420	452
BBVA US Senior SAU
3.250%, 05/16/2014	1,220	1,211
Bear Stearns
6.400%, 10/02/2017	70	84
4.650%, 07/02/2018	995	1,126
Berkshire Hathaway
3.200%, 02/11/2015 (C)	950	1,008
Berkshire Hathaway Finance
5.400%, 05/15/2018	615	741
4.400%, 05/15/2042	335	345
1.600%, 05/15/2017	780	798
BNP Paribas MTN
2.375%, 09/14/2017	890	894
Boeing Capital
4.700%, 10/27/2019	490	582
Boston Properties ‡
3.850%, 02/01/2023	640	674
3.700%, 11/15/2018	325	352
CDP Financial
3.000%, 11/25/2014 (B)	1,400	1,469
Chase Capital VI
1.070%, 08/01/2028 (A)	2,500	1,911
Citigroup
6.875%, 03/05/2038	2,775	3,647
6.125%, 05/15/2018	4,217	4,992
6.000%, 12/13/2013	1,320	1,400
5.375%, 08/09/2020	30	35
5.000%, 09/15/2014	3,245	3,423
4.500%, 01/14/2022	1,106	1,214
4.450%, 01/10/2017	640	703

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.650%, 03/02/2015	$920	$942
2.250%, 08/07/2015	900	914
0.678%, 06/09/2016 (A)	3,650	3,373
Citigroup Capital III
7.625%, 12/01/2036	1,500	1,605
Citigroup Funding
1.875%, 10/22/2012	1,855	1,857
Commonwealth Bank of Australia MTN (B)
5.000%, 10/15/2019	10	12
3.750%, 10/15/2014	1,060	1,118
Commonwealth Bank of Australia NY
1.950%, 03/16/2015	1,330	1,359
1.250%, 09/18/2015	1,200	1,203
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
11.000%, 12/31/2049 (A) (B)	1,540	2,023
3.875%, 02/08/2022	530	563
Countrywide Financial
6.250%, 05/15/2016	1,080	1,178
Credit Agricole
8.375%, 12/31/2049 (A) (B) (C)	2,010	1,955
Credit Suisse New York
6.000%, 02/15/2018 (C)	2,418	2,740
DDR‡
4.625%, 07/15/2022	385	419
Deutsche Bank Capital Funding Trust VII
5.628%, 01/19/2049 (A) (B)	2,760	2,567
Experian Finance
2.375%, 06/15/2017 (B)	970	983
Farmer Mac Guaranteed Notes Trust
5.125%, 04/19/2017 (B)	3,540	4,211
Farmers Exchange Capital
7.050%, 07/15/2028 (B)	634	770
Farmers Insurance Exchange
8.625%, 05/01/2024 (B)	3,017	4,135
FDIC Structured Sale Guaranteed Notes, Ser A-3
1.450%, 10/25/2013 (B) (D)	470	468
Federal Realty Investment Trust
3.000%, 08/01/2022	310	308
First Industrial L.P. MTN
7.500%, 12/01/2017	970	1,069
Ford Motor Credit
5.750%, 02/01/2021	220	246
Ford Motor Credit LLC
8.125%, 01/15/2020	1,440	1,809
5.875%, 08/02/2021	840	950
2.750%, 05/15/2015	1,345	1,372
General Electric Capital MTN
6.875%, 01/10/2039	1,615	2,158

82	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.375%, 11/15/2019 (A)	$5,870	$6,194
6.150%, 08/07/2037	600	735
5.875%, 01/14/2038	1,390	1,656
5.625%, 05/01/2018	4,535	5,348
4.375%, 09/16/2020	2,460	2,713
3.150%, 09/07/2022	1,550	1,557
1.625%, 07/02/2015	1,205	1,226
0.822%, 05/05/2026 (A)	4,700	3,977
0.564%, 03/20/2014 (A)	1,900	1,868
Goldman Sachs Capital II
4.000%, 06/01/2043 (A)	200	151
Goldman Sachs Group MTN
7.500%, 02/15/2019	2,000	2,480
6.250%, 02/01/2041	1,910	2,210
6.150%, 04/01/2018	1,780	2,078
6.000%, 05/01/2014	180	193
6.000%, 06/15/2020	650	749
5.950%, 01/18/2018	260	302
5.750%, 01/24/2022	110	127
5.450%, 11/01/2012	2,340	2,349
5.375%, 03/15/2020	3,730	4,163
5.350%, 01/15/2016	660	729
5.250%, 10/15/2013	390	407
5.250%, 07/27/2021	240	265
4.750%, 07/15/2013	40	41
3.625%, 02/07/2016	100	105
3.300%, 05/03/2015	900	937
Goodman Funding Pty Ltd. ‡
6.000%, 03/22/2022 (B)	250	269
Hartford Financial Services Group
6.625%, 04/15/2042	180	218
HBOS Capital Funding
6.071%, 06/30/2049 (A) (B)	500	386
HBOS PLC MTN
6.750%, 05/21/2018 (B)	2,100	2,132
HCP MTN ‡
6.300%, 09/15/2016	1,075	1,232
6.000%, 01/30/2017	4,000	4,604
5.650%, 12/15/2013	894	944
3.750%, 02/01/2019	920	964
3.150%, 08/01/2022	220	214
Health Care REIT ‡
6.500%, 03/15/2041	1,000	1,169
5.250%, 01/15/2022	900	1,013
4.950%, 01/15/2021	2,500	2,733
Highwoods Properties ‡
7.500%, 04/15/2018	1,142	1,344
HSBC Bank PLC
4.750%, 01/19/2021 (B)	1,760	2,018
HSBC Holdings PLC
6.800%, 06/01/2038	635	775
4.000%, 03/30/2022	900	966
HSBC USA
2.375%, 02/13/2015	1,890	1,946

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hyundai Capital America
2.125%, 10/02/2017 (B)	$270	$270
ILFC E-Capital Trust II
6.250%, 12/21/2065 (A) (B)	400	316
ING Bank
2.000%, 09/25/2015 (B)	1,225	1,227
Inter-American Development Bank MTN
3.875%, 10/28/2041	792	866
3.200%, 08/07/2042	390	377
International Lease Finance
7.125%, 09/01/2018 (B) (C)	1,080	1,258
6.500%, 09/01/2014 (B)	2,530	2,720
Intesa Sanpaolo SPA
3.625%, 08/12/2015 (B)	500	490
John Deere Capital
2.250%, 04/17/2019	540	562
JPMorgan Chase
6.000%, 01/15/2018	135	161
5.750%, 01/02/2013	1,710	1,732
5.400%, 01/06/2042	400	465
4.750%, 05/01/2013	510	523
4.650%, 06/01/2014	786	833
4.500%, 01/24/2022	690	765
4.400%, 07/22/2020	210	231
4.350%, 08/15/2021	215	237
4.250%, 10/15/2020	1,260	1,377
3.450%, 03/01/2016	2,785	2,970
3.250%, 09/23/2022	515	522
2.000%, 08/15/2017	640	646
JPMorgan Chase Bank
6.000%, 07/05/2017	2,250	2,638
6.000%, 10/01/2017	1,000	1,183
0.729%, 06/13/2016 (A)	1,300	1,253
JPMorgan Chase Capital XIII
1.312%, 09/30/2034 (A)	1,750	1,338
JPMorgan Chase Capital XXIII
1.434%, 05/15/2047 (A)	1,900	1,350
KFW
2.000%, 10/04/2022	675	669
Kilroy Realty ‡
5.000%, 11/03/2015	240	261
4.800%, 07/15/2018	365	403
Landsbanki Islands
6.100%, 08/25/2011 (B) (E)	5,570	327
Lazard Group LLC
7.125%, 05/15/2015	877	967
6.850%, 06/15/2017	1,232	1,390
Liberty Mutual Group
6.500%, 05/01/2042 (B)	690	747
Markel
4.900%, 07/01/2022	365	386
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (B)	1,125	1,660

SEI Institutional Managed Trust / Annual Report / September 30, 2012	83

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Merrill Lynch MTN
8.950%, 05/18/2017 (A)	$1,790	$2,061
8.680%, 05/02/2017 (A)	3,160	3,607
7.430%, 09/01/2022	3	3
6.050%, 05/16/2016	350	382
5.700%, 05/02/2017	1,300	1,422
5.450%, 02/05/2013	2,080	2,112
MetLife
6.750%, 06/01/2016	1,060	1,269
6.400%, 12/15/2036	450	472
4.750%, 02/08/2021	540	626
4.125%, 08/13/2042	390	384
MetLife Capital Trust IV
7.875%, 12/15/2037 (B)	800	944
MetLife Capital Trust X
9.250%, 04/08/2038 (B)	1,800	2,376
Metropolitan Life Global Funding I
5.125%, 04/10/2013 (B)	1,260	1,290
5.125%, 06/10/2014 (B)	1,600	1,716
2.500%, 09/29/2015 (B)	1,090	1,134
0.392%, 03/19/2014 (A) (B)	2,800	2,799
Morgan Stanley MTN
7.300%, 05/13/2019	660	779
6.625%, 04/01/2018	1,640	1,884
6.000%, 04/28/2015	630	683
5.500%, 07/28/2021	1,164	1,274
4.750%, 03/22/2017	140	150
0.905%, 10/18/2016 (A)	8,265	7,681
Murray Street Investment Trust I
4.647%, 03/09/2017 (F)	1,935	2,078
National Australia Bank
5.350%, 06/12/2013 (B)	2,500	2,581
2.000%, 06/20/2017 (B)	975	1,001
1.600%, 08/07/2015	1,300	1,313
Nationwide Mutual Insurance
5.810%, 12/15/2024 (A) (B)	2,975	2,712
New York Life Global Funding
3.000%, 05/04/2015 (B)	1,840	1,947
New York Life Insurance
6.750%, 11/15/2039 (B)	415	575
NIBC Bank MTN
2.800%, 12/02/2014 (B)	740	772
Nordea Bank (B)
4.875%, 05/13/2021	1,965	2,064
4.250%, 09/21/2022	430	427
3.700%, 11/13/2014	440	461
3.125%, 03/20/2017	255	267
2.250%, 03/20/2015	1,180	1,201
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (B)	755	966
Pricoa Global Funding I
5.450%, 06/11/2014 (B)	3,400	3,650
Prime Property Fund ‡
5.500%, 01/15/2014 (B)	1,850	1,896

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Private Export Funding
2.450%, 07/15/2024	$1,081	$1,089
1.450%, 08/15/2019	1,345	1,356
Prudential Covered Trust
2.997%, 09/30/2015 (B)	665	691
Prudential Financial MTN
5.625%, 05/12/2041	161	181
Prudential Holdings
8.695%, 12/18/2023 (B)	1,300	1,637
Royal Bank of Scotland Group
2.550%, 09/18/2015	2,015	2,039
Royal Bank of Scotland Group PLC
7.648%, 08/31/2049 (A) (C)	160	155
7.640%, 09/29/2017 (A)	300	245
6.400%, 10/21/2019	280	322
5.000%, 10/01/2014	490	505
Safina
1.550%, 01/15/2022	537	536
Santander US Debt Unipersonal (B)
3.781%, 10/07/2015	100	100
3.724%, 01/20/2015	1,200	1,191
Simon Property Group L.P. ‡
5.750%, 12/01/2015	910	1,029
SLM MTN
5.625%, 08/01/2033	595	562
5.050%, 11/14/2014	690	728
5.000%, 04/15/2015	120	127
3.875%, 09/10/2015	790	814
Sparebank 1 Boligkreditt
2.300%, 06/30/2017 (B)	1,780	1,858
Stadshypotek
1.875%, 10/02/2019 (B)	2,746	2,745
State Street
4.956%, 03/15/2018	1,260	1,393
Sumitomo Mitsui Banking (B)
3.150%, 07/22/2015	1,360	1,431
3.100%, 01/14/2016	200	213
SunTrust Preferred Capital I
4.000%, 02/13/2012 (A)	259	200
Svensk Exportkredit
1.750%, 10/20/2015	1,820	1,869
1.750%, 05/30/2017	520	531
Svenska Handelsbanken
2.875%, 04/04/2017	735	774
Swedbank
2.125%, 09/29/2017	1,031	1,033
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (B)	1,300	1,785
Temasek Financial I
2.375%, 01/23/2023 (B)	690	689
Torchmark
3.800%, 09/15/2022	155	158

84	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Toyota Motor Credit MTN
3.400%, 09/15/2021	$810	$878
UBS MTN
2.250%, 01/28/2014	1,050	1,067
Ventas Realty L.P. ‡
4.000%, 04/30/2019	2,030	2,169
Vesey Street Investment Trust I
4.404%, 09/01/2016 (F)	350	375
Wachovia
5.250%, 08/01/2014	2,570	2,762
Wachovia Capital Trust III
5.570%, 05/31/2016 (A)	2,700	2,670
WEA Finance
3.375%, 10/03/2022 (B)	733	729
WEA Finance LLC (B)
7.125%, 04/15/2018	3,000	3,667
6.750%, 09/02/2019	1,230	1,491
4.625%, 05/10/2021	230	251
Wells Fargo MTN
4.600%, 04/01/2021	160	185
3.676%, 06/15/2016 (F)	680	740
2.100%, 05/08/2017	1,410	1,459
Wells Fargo Capital X
5.950%, 12/15/2036	760	771
Westpac Banking
1.375%, 07/17/2015 (B)	1,400	1,418
Woodbourne Capital Trust III
1.360%, 04/08/2049 (A) (B)	500	195
Woodbourne Capital Trust IV
1.360%, 04/08/2049 (A) (B)	275	107
WR Berkley
4.625%, 03/15/2022	316	334

		314,177

Health Care — 1.6%
Amgen
5.650%, 06/15/2042	1,060	1,265
5.375%, 05/15/2043	785	910
5.150%, 11/15/2041	985	1,098
Aristotle Holding (B)
3.500%, 11/15/2016	2,270	2,454
2.650%, 02/15/2017	196	205
2.100%, 02/12/2015	1,115	1,144
AstraZeneca
4.000%, 09/18/2042	130	133
1.950%, 09/18/2019	535	544
Boston Scientific
6.400%, 06/15/2016	510	590
Celgene
3.250%, 08/15/2022	1,035	1,045
Coventry Health Care
5.950%, 03/15/2017	742	867
Gilead Sciences
5.650%, 12/01/2041	345	431

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.500%, 04/01/2021	$485	$556
GlaxoSmithKline Capital
5.650%, 05/15/2018	810	997
2.850%, 05/08/2022	870	904
1.500%, 05/08/2017	1,168	1,188
HCA
7.500%, 11/15/2095	3,800	3,230
Humana
7.200%, 06/15/2018	1,150	1,394
Life Technologies
5.000%, 01/15/2021	405	460
Medtronic
4.450%, 03/15/2020	730	849
Merck
2.400%, 09/15/2022	520	524
Novartis Capital
2.400%, 09/21/2022	522	528
Roche Holdings
6.000%, 03/01/2019 (B)	730	916
Tenet Healthcare
8.875%, 07/01/2019	900	1,017
Thermo Fisher Scientific
3.600%, 08/15/2021	350	374
3.200%, 03/01/2016	435	464
UnitedHealth Group
6.000%, 06/15/2017	51	62
5.800%, 03/15/2036	280	339
5.700%, 10/15/2040	510	619
3.875%, 10/15/2020	530	583
Watson Pharmaceuticals
4.625%, 10/01/2042	434	444
3.250%, 10/01/2022	578	585
1.875%, 10/01/2017	1,043	1,055
WellPoint
5.875%, 06/15/2017	2,190	2,605
4.625%, 05/15/2042	240	242
3.300%, 01/15/2023	295	298
3.125%, 05/15/2022	515	514
1.875%, 01/15/2018	295	297
1.250%, 09/10/2015	445	448
Wyeth
5.950%, 04/01/2037	1,100	1,491

		33,669

Industrials — 0.9%
ADT (B)
3.500%, 07/15/2022	598	621
2.250%, 07/15/2017	446	459
BAE Systems
4.750%, 10/11/2021 (B)	1,350	1,487
Boeing
4.875%, 02/15/2020	1,380	1,673
Cedar Brakes I LLC
8.500%, 02/15/2014 (B)	475	491

SEI Institutional Managed Trust / Annual Report / September 30, 2012	85

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Continental Airlines Pass-Through Trust, Ser 1999-2, Cl C-2
7.256%, 03/15/2020	$2,633	$2,897
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	1,550	1,729
Continental Airlines Pass-Through Trust, Ser 2009-1
9.000%, 07/08/2016	2,572	2,971
Delta Air Lines Pass-Through Trust, Ser 2007-1, Cl A
6.821%, 08/10/2022	1,348	1,490
Hutchison Whampoa International 11 (B)
4.625%, 01/13/2022	640	700
3.500%, 01/13/2017	235	249
JetBlue Airways, Ser 2004-2, Cl G1
0.809%, 08/15/2016 (A)	2,356	2,197
Kansas City Southern de Mexico
12.500%, 04/01/2016	522	581
Lockheed Martin
3.350%, 09/15/2021	1,035	1,094
Northrop Grumman
1.850%, 11/15/2015	845	869
Raytheon
3.125%, 10/15/2020	430	461
Schneider Electric
2.950%, 09/27/2022 (B)	507	510
United Air Lines
9.750%, 01/15/2017	191	219
United Parcel Service
4.500%, 01/15/2013	980	992
United Technologies
4.500%, 06/01/2042	630	706
3.100%, 06/01/2022	580	618
Waste Management
7.375%, 05/15/2029	330	438
2.600%, 09/01/2016	290	305

		23,757

Information Technology — 0.0%
National Semiconductor
6.600%, 06/15/2017	170	213

Materials — 0.8%
Barrick
3.850%, 04/01/2022	549	576
Barrick North America Finance LLC
4.400%, 05/30/2021	1,350	1,469
BHP Billiton Finance USA
3.250%, 11/21/2021	2,110	2,237
Celulosa Arauco y Constitucion
4.750%, 01/11/2022	520	543

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Cliffs Natural Resources
4.875%, 04/01/2021 (C)	$120	$118
CodelCo
4.750%, 10/15/2014 (B)	470	502
Dow Chemical
8.550%, 05/15/2019	168	225
5.250%, 11/15/2041	365	414
Ecolab
4.350%, 12/08/2021	290	329
FMG Resources August 2006 Pty
6.375%, 02/01/2016 (B) (C)	120	117
Freeport-McMoRan Copper
3.550%, 03/01/2022	1,300	1,301
LyondellBasell Industries
6.000%, 11/15/2021	200	228
5.750%, 04/15/2024	200	228
Novelis
8.750%, 12/15/2020	190	210
Potash Corp of Saskatchewan
4.875%, 03/30/2020	280	325
PPG Industries
5.750%, 03/15/2013	435	445
Rio Tinto Finance USA Ltd.
6.500%, 07/15/2018	1,740	2,168
3.750%, 09/20/2021	430	458
Rock-Tenn (B)
4.000%, 03/01/2023	160	163
3.500%, 03/01/2020	320	326
Steel Dynamics
6.750%, 04/01/2015	810	822
Teck Resources Limited
6.250%, 07/15/2041	306	333
Vale
5.625%, 09/11/2042	896	912
Vale Overseas Limited
6.875%, 11/21/2036	1,510	1,748
4.375%, 01/11/2022	1,789	1,880

		18,077

Telecommunication Services — 1.1%
America Movil
5.625%, 11/15/2017	440	528
5.000%, 03/30/2020	750	878
3.125%, 07/16/2022	1,360	1,401
2.375%, 09/08/2016	415	432
AT&T
6.500%, 09/01/2037	1,380	1,837
6.450%, 06/15/2034	625	815
6.400%, 05/15/2038	270	357
5.600%, 05/15/2018	60	73
5.550%, 08/15/2041	40	50
5.500%, 02/01/2018	1,980	2,402
5.100%, 09/15/2014	1,440	1,566
1.600%, 02/15/2017	790	810

86	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

0.875%, 02/13/2015	$570	$575
CenturyLink
7.650%, 03/15/2042	280	298
Deutsche Telekom International Finance
5.750%, 03/23/2016	1,380	1,572
2.250%, 03/06/2017 (B)	1,300	1,330
Intelsat Jackson Holdings
7.500%, 04/01/2021	250	270
Rogers Communications
6.750%, 03/15/2015	1,015	1,156
Sprint Capital
8.750%, 03/15/2032	910	942
Telefonica Emisiones SAU
6.221%, 07/03/2017	100	105
5.877%, 07/15/2019	90	90
5.462%, 02/16/2021	50	49
5.134%, 04/27/2020	460	451
Telefonica Moviles Chile
2.875%, 11/09/2015 (B)	280	281
Verizon Communications
6.000%, 04/01/2041	70	93
5.500%, 02/15/2018	1,490	1,817
Verizon Global Funding
7.750%, 12/01/2030	1,060	1,576
5.850%, 09/15/2035	115	145
Vodafone Group
2.500%, 09/26/2022	643	642
1.250%, 09/26/2017	645	646

		23,187

Utilities — 1.8%
Ameren
8.875%, 05/15/2014	615	684
Ameren Illinois
2.700%, 09/01/2022	795	811
Arizona Public Service
4.500%, 04/01/2042	360	389
Calpine
7.500%, 02/15/2021 (B)	860	929
Carolina Power & Light
4.100%, 05/15/2042	310	323
Cedar Brakes II LLC
9.875%, 09/01/2013 (B)	380	390
CenterPoint Energy Houston Electric
3.550%, 08/01/2042	470	460
CMS Energy
2.750%, 05/15/2014	370	375
Comision Federal de Electricidad
5.750%, 02/14/2042 (B)	380	423
Dominion Resources
8.875%, 01/15/2019	655	892
1.950%, 08/15/2016	265	274

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Duke Energy
6.300%, 02/01/2014	$140	$150
3.050%, 08/15/2022	520	525
1.625%, 08/15/2017	645	647
Duke Energy Carolinas LLC
5.625%, 11/30/2012	1,470	1,482
Duke Energy Indiana
4.200%, 03/15/2042	525	537
Energy Future Holdings
10.000%, 12/01/2020	686	772
Exelon
5.625%, 06/15/2035	1,060	1,209
FirstEnergy, Ser C
7.375%, 11/15/2031	1,735	2,272
Florida Gas Transmission
3.875%, 07/15/2022 (B)	1,700	1,771
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,700	3,365
Midamerican Energy Holdings
6.500%, 09/15/2037	1,345	1,801
6.125%, 04/01/2036	125	160
Nisource Finance
6.800%, 01/15/2019	2,261	2,730
Oncor Electric Delivery
6.800%, 09/01/2018	1,075	1,327
5.300%, 06/01/2042	1,500	1,639
Pacific Gas & Electric
8.250%, 10/15/2018	280	385
5.800%, 03/01/2037	800	1,022
4.450%, 04/15/2042	700	765
Panhandle Eastern Pipeline
8.125%, 06/01/2019	2,500	3,116
Progress Energy
3.150%, 04/01/2022	475	484
PSEG Power LLC
2.750%, 09/15/2016	320	332
Public Service of Colorado
3.600%, 09/15/2042	645	637
Public Service of New Mexico
7.950%, 05/15/2018	1,805	2,205
PVNGS II Funding
8.000%, 12/30/2015	1,270	1,320
Southwestern Electric Power
3.550%, 02/15/2022	840	878
Texas-New Mexico Power
9.500%, 04/01/2019 (B)	1,380	1,878

		39,359

Total Corporate Obligations (Cost $557,941) ($ Thousands)		612,370

SEI Institutional Managed Trust / Annual Report / September 30, 2012	87

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 8.8%

Automotive — 0.4%
Ally Auto Receivables Trust, Ser 2011-4, Cl A2
0.650%, 03/17/2014	$222	$222
Ally Auto Receivables Trust, Ser 2012-4, Cl A2
0.480%, 05/15/2015	2,259	2,261
AmeriCredit Automobile Receivables Trust, Ser 2012-4, Cl A2
0.490%, 04/08/2016	649	649
AmeriCredit Automobile Receivables Trust, Ser 2012-4, Cl A3
0.670%, 06/08/2017	590	590
Avis Budget Rental Car Funding AESOP, Ser 2010-5A, Cl A
3.150%, 03/20/2017 (B)	140	149
Avis Budget Rental Car Funding AESOP, Ser 2012-2A, Cl A
2.802%, 05/20/2018 (B)	475	499
Avis Budget Rental Car Funding AESOP, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (B)	600	605
Ford Credit Auto Owner Trust, Ser 2012-C, Cl A2
0.470%, 04/15/2015	430	430
Harley-Davidson Motorcycle Trust, Ser 2009-2, Cl A4
3.320%, 02/15/2017	27	28
Hertz Vehicle Financing, Ser 2009-2A, Cl A2
5.290%, 03/25/2016 (B)	1,100	1,207
Honda Auto Receivables Owner Trust, Ser 2009-2, Cl A4
4.430%, 07/15/2015	455	456
Honda Auto Receivables Owner Trust, Ser 2010-3, Cl A4
0.940%, 12/21/2016	1,297	1,304
MMCA Automobile Trust, Ser 2011-A, Cl A4
2.020%, 10/17/2016 (B)	721	736
Santander Drive Auto Receivables Trust, Ser 2012-5, Cl A2
0.570%, 12/15/2015	1,038	1,038
Santander Drive Auto Receivables Trust, Ser 2012-5, Cl A3
0.830%, 12/15/2016	294	294

		10,468

Credit Cards — 0.9%
American Express Credit Account Master Trust, Ser 2012-3, Cl A
0.371%, 03/15/2018 (A)	3,388	3,388

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Capital One Multi-Asset Execution Trust, Ser 2005-A10, Cl A
0.301%, 09/15/2015 (A)	$213	$213
Capital One Multi-Asset Execution Trust, Ser 2006-A5, Cl A5
0.281%, 01/15/2016 (A)	127	127
Capital One Multi-Asset Execution Trust, Ser 2007-A8, Cl A8
0.689%, 10/15/2015 (A)	1,919	1,920
Chase Issuance Trust, Ser 2008-A13, Cl A13
1.889%, 09/15/2015 (A)	1,597	1,620
Chase Issuance Trust, Ser 2012-A6, Cl A
0.358%, 08/15/2017 (A)	9,173	9,173
Citibank Omni Master Trust, Ser 2009-A14A, Cl A14
2.971%, 08/15/2018 (A) (B)	380	398
Citibank Omni Master Trust, Ser 2009-A17, Cl A17
4.900%, 11/15/2018 (B)	1,201	1,309
Discover Card Master Trust, Ser 2007-A2, Cl A2
0.729%, 06/15/2015 (A)	699	699
Discover Card Master Trust, Ser 2012-A5, Cl A5
0.421%, 01/16/2018 (A)	763	765
GE Capital Credit Card Master Note Trust, Ser 2011-1, Cl A
0.771%, 01/15/2017 (A)	457	459
GE Capital Credit Card Master Note Trust, Ser 2012-4, Cl A
0.521%, 06/15/2018 (A)	509	511

		20,582

Mortgage Related Securities — 1.5%
AFC Home Equity Loan Trust, Ser 1998-1, Cl 1A2
0.506%, 04/25/2028 (A)	33	29
AFC Home Equity Loan Trust, Ser 2000-1, Cl 2A
0.457%, 03/25/2030 (A)	2,800	953
Bear Stearns Asset-Backed Securities Trust, Ser 2000-2, Cl M2
8.280%, 08/25/2030	1,416	1,385
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD1, Cl 1A3
0.617%, 08/25/2043 (A)	2,468	2,373
Bear Stearns Asset-Backed Securities Trust, Ser 2007-HE2, Cl 1A1
0.317%, 03/25/2037 (A)	231	230

88	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Centex Home Equity, Ser 2006-A, Cl AV4
0.466%, 06/25/2036 (A)	$4,917	$3,871
Citigroup Mortgage Loan Trust, Ser 2007-AHL1, Cl A2A
0.257%, 12/25/2036 (A)	18	18
Conseco Finance, Ser 2001-D, Cl A5
6.690%, 11/15/2032 (A)	525	529
Contimortgage Home Equity Trust, Ser 1997-1, Cl A9
7.050%, 03/15/2028	—	—
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/2028	2	2
EMC Mortgage Loan Trust, Ser 2002-AA, Cl A1
0.686%, 05/25/2039 (A) (B)	1,067	934
HSBC Home Equity Loan Trust, Ser 2005-3, Cl A1
0.479%, 01/20/2035 (A)	3,238	3,124
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.379%, 01/20/2036 (A)	2,933	2,855
HSBC Home Equity Loan Trust, Ser 2006-4, Cl A4
0.448%, 03/20/2036 (A)	4,182	3,867
Master Asset-Backed Securities Trust, Ser 2005-WF1, Cl A2D
0.587%, 06/25/2035 (A)	2,929	2,856
New Century Home Equity Loan Trust, Ser 2005-2, Cl M1
0.646%, 06/25/2035 (A)	3,800	3,391
Option One Mortgage Loan Trust, Ser 2001-4, Cl A
0.817%, 01/25/2032 (A)	190	186
Residential Funding Mortgage Securities II, Ser 2000-HI1, Cl AI7
8.290%, 02/25/2025	593	587
Soundview Home Equity Loan Trust, Ser 2006-EQ2, Cl A3
0.395%, 01/25/2037 (A)	6,450	3,151

		30,341

Other Asset-Backed Securities — 6.0%
Academic Loan Funding Trust, Ser 2012-1A, Cl A2
1.335%, 12/27/2044 (A) (B)	2,100	1,948
Aircastle Aircraft Lease Backed Trust, Ser 2007-1A, Cl G1
0.488%, 06/14/2037 (A) (B)	2,226	2,004
Ally Master Owner Trust, Ser 2011-1, Cl A2
2.150%, 01/15/2016	1,330	1,354

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ally Master Owner Trust, Ser 2011-3, Cl A2
1.810%, 05/15/2016	$515	$524
Ally Master Owner Trust, Ser 2012-1, Cl A1
1.021%, 02/15/2017 (A)	2,770	2,787
Ally Master Owner Trust, Ser 2012-1, Cl A2
1.440%, 02/15/2017	800	808
Ally Master Owner Trust, Ser 2012-3, Cl A1
0.921%, 06/15/2017 (A)	871	875
Avalon IV Capital, Ser 2012-1A, Cl C
3.600%, 04/17/2023 (A) (B)	675	654
Babcock & Brown Air Funding I Ltd., Ser 2007-1A, Cl G1
0.542%, 11/14/2033 (A) (B)	1,991	1,643
BMW Floorplan Master Owner Trust, Ser 2012-1A, Cl A
0.228%, 09/15/2017 (A) (B)	716	716
Brazos Higher Education Authority, Ser 2006-2, Cl A9
0.584%, 12/26/2024 (A)	560	513
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.667%, 02/25/2035 (A)	2,200	2,122
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.466%, 10/27/2036 (A)	1,750	1,686
Carrington Mortgage Loan Trust, Ser 2005-NC4, Cl A3
0.617%, 09/25/2035 (A)	2,393	2,310
CIT Education Loan Trust, Ser 2007-1, Cl A
0.459%, 03/25/2042 (A) (B)	1,993	1,814
Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
6.046%, 03/25/2037	1,970	1,793
Conseco Finance Home Loan Trust, Ser 2000-E, Cl M1
8.130%, 08/15/2031 (A)	415	405
Countrywide Asset-Backed Certificates, Ser 2003-BC2, Cl 2A1
0.817%, 06/25/2033 (A)	38	35
Countrywide Asset-Backed Certificates, Ser 2005-4, Cl MV1
0.677%, 10/25/2035 (A)	1,937	1,891
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2
1.036%, 10/25/2047 (A)	4,396	3,200
Countrywide Home Equity Loan Trust, Ser 2002-E, Cl A
0.481%, 10/15/2028 (A)	22	22

SEI Institutional Managed Trust / Annual Report / September 30, 2012	89

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Home Equity Loan Trust, Ser 2004-K, Cl A2
0.521%, 02/15/2034 (A)	$759	$508
Countrywide Home Equity Loan Trust, Ser 2006-HW, Cl 2A1B
0.371%, 11/15/2036 (A)	180	131
Credit Suisse First Boston Mortgage Securities, Ser 2001-MH29, Cl A
5.600%, 09/25/2031	289	294
Cronos Containers Program, Ser 2012-1A, Cl A
4.210%, 05/18/2027 (B)	1,024	1,048
Cronos Containers Program, Ser 2012-2A, Cl A
3.810%, 09/18/2027 (B)	750	760
Educational Funding of the South, Ser 2011-1, Cl A2
1.101%, 04/25/2035 (A)	2,100	2,069
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A1
2.120%, 02/15/2016	765	782
Ford Credit Floorplan Master Owner Trust, Ser 2012-1, Cl A
0.691%, 01/15/2016 (A)	2,047	2,057
Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A1
0.740%, 09/15/2016	1,245	1,245
Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A2
0.569%, 09/15/2016 (A)	2,082	2,082
GE Seaco Finance, Ser 2005-1A, Cl A
0.471%, 11/17/2020 (A) (B)	2,494	2,451
Genesis Funding, Ser 2006-1A, Cl G1
0.459%, 12/19/2032 (A) (B)	2,640	2,304
Green Tree Financial, Ser 1993-4, Cl A5
7.050%, 01/15/2019	710	718
Green Tree Financial, Ser 1996-5, Cl A6
7.750%, 07/15/2027	268	272
Green Tree, Ser 2008-MH1, Cl A2
8.970%, 04/25/2038 (A) (B)	2,434	2,648
Green Tree, Ser 2008-MH1, Cl A3
8.970%, 04/25/2038 (A) (B)	1,937	2,137
Greenpoint Manufactured Housing, Ser 1999-2, Cl A2
2.983%, 03/18/2029 (A)	625	507
Greenpoint Manufactured Housing, Ser 1999-3, Cl 1A7
7.270%, 06/15/2029	1,300	1,237
Greenpoint Manufactured Housing, Ser 1999-3, Cl 2A2
3.616%, 06/19/2029 (A)	325	266

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Greenpoint Manufactured Housing, Ser 1999-4, Cl A2
3.744%, 02/20/2030 (A)	$375	$305
Greenpoint Manufactured Housing, Ser 2001-2, Cl IA2
3.746%, 02/20/2032 (A)	525	420
Greenpoint Manufactured Housing, Ser 2001-2, Cl IIA2
3.740%, 03/13/2032 (A)	625	523
GSAMP Trust, Ser 2003-SEA, Cl A1
0.636%, 02/25/2033 (A)	2,111	1,670
GSAMP Trust, Ser 2006-SEA1, Cl A
0.516%, 05/25/2036 (A) (B)	375	368
HSI Asset Securitization Trust, Ser 2005-I1, Cl 2A3
0.797%, 11/25/2035 (A)	2,832	2,409
KeyCorp Student Loan Trust, Ser 2002-A, Cl 1A2
0.617%, 08/27/2031 (A)	949	867
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 09/15/2018	1,503	1,623
Lehman XS Trust, Ser 2005-5N, Cl 1A1
0.536%, 11/25/2035 (A)	1,267	983
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	2,955	3,049
Morgan Stanley Dean Witter Capital Heloc Trust, Ser 2005-1, Cl A
0.407%, 07/25/2017 (A)	307	266
Nelnet Student Loan Trust, Ser 2002-2, Cl A4CP
0.512%, 09/25/2024 (A)	480	479
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
0.561%, 10/25/2033 (A)	1,709	1,584
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
0.473%, 03/23/2037 (A)	2,561	2,404
Nelnet Student Loan Trust, Ser 2006-1, Cl A4
0.524%, 11/23/2022 (A)	2,469	2,461
Nelnet Student Loan Trust, Ser 2006-2, Cl A4
0.531%, 10/26/2026 (A)	1,821	1,818
Nelnet Student Loan Trust, Ser 2007-1, Cl A3
0.497%, 05/27/2025 (A)	1,170	1,101
Nelnet Student Loan Trust, Ser 2007-2A, Cl A3L
0.719%, 03/25/2026 (A) (B)	3,109	3,019
Nissan Master Owner Trust Receivables, Ser 2012-A, Cl A
0.709%, 05/15/2017 (A)	484	485

90	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Origen Manufactured Housing, Ser 2006-A, Cl A2
2.659%, 10/15/2037 (A)	$3,050	$1,996
Park Place Securities, Ser 2004-WCW1, Cl M2
0.897%, 09/25/2034 (A)	3,747	3,554
Residential Asset Mortgage Products, Ser 2003-RS11, Cl MII1
1.330%, 12/25/2033 (A)	188	140
Residential Asset Mortgage Products, Ser 2003-RS2, Cl AII
0.915%, 03/25/2033 (A)	41	30
RSB Bondco LLC, Ser 2007-A, Cl A3
5.820%, 06/28/2019	775	926
Scholar Funding Trust, Ser 2011-A, Cl A
1.347%, 10/28/2043 (A) (B)	1,640	1,605
SLC Student Loan Trust, Ser 2006-2, Cl A5
0.489%, 09/15/2026 (A)	650	615
SLM Student Loan Trust, Ser 2003-11, Cl A6
0.679%, 12/15/2025 (A) (B)	850	830
SLM Student Loan Trust, Ser 2003-12, Cl A5
0.669%, 09/15/2022 (A) (B)	1,092	1,092
SLM Student Loan Trust, Ser 2004-5, Cl A4
0.601%, 01/25/2021 (A)	361	361
SLM Student Loan Trust, Ser 2004-6, Cl A5
0.621%, 04/27/2020 (A)	860	858
SLM Student Loan Trust, Ser 2005-1, Cl A2
0.531%, 04/27/2020 (A)	447	444
SLM Student Loan Trust, Ser 2005-5, Cl A3
0.551%, 04/25/2025 (A)	123	121
SLM Student Loan Trust, Ser 2005-6, Cl A5B
1.651%, 07/27/2026 (A)	601	608
SLM Student Loan Trust, Ser 2005-9, Cl A4
0.551%, 01/25/2023 (A)	384	384
SLM Student Loan Trust, Ser 2006-5, Cl A5
0.561%, 01/25/2027 (A)	1,540	1,490
SLM Student Loan Trust, Ser 2007-2, Cl A2
0.451%, 07/25/2017 (A)	450	449
SLM Student Loan Trust, Ser 2007-4, Cl A3
0.511%, 01/25/2022 (A)	1,961	1,960

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2008-2, Cl A3
1.201%, 04/25/2023 (A)	$650	$650
SLM Student Loan Trust, Ser 2008-5, Cl A4
2.151%, 07/25/2023 (A)	1,571	1,656
SLM Student Loan Trust, Ser 2011-B, Cl A2
3.740%, 02/15/2029 (B)	290	310
SLM Student Loan Trust, Ser 2011-C, Cl A1
1.621%, 12/15/2023 (A) (B)	1,942	1,965
SLM Student Loan Trust, Ser 2012-2, Cl A
0.916%, 01/25/2029 (A)	1,620	1,631
SLM Student Loan Trust, Ser 2012-3, Cl A
0.866%, 12/26/2025 (A)	1,346	1,352
SLM Student Loan Trust, Ser 2012-6, Cl A2
0.600%, 09/25/2019 (A)	947	947
SLM Student Loan Trust, Ser 2012-A, Cl A1
1.621%, 08/15/2025 (A) (B)	1,770	1,790
SLM Student Loan Trust, Ser 2012-B, Cl A1
1.321%, 12/15/2021 (A) (B)	1,668	1,680
SLM Student Loan Trust, Ser 2012-C, Cl A1
1.321%, 08/15/2023 (A) (B)	1,446	1,456
Small Business Administration, Ser 2003-P10A, Cl 1
4.524%, 02/10/2013	241	244
SMS Student Loan Trust, Ser 2000-A, Cl A2
0.637%, 10/28/2028 (A)	653	651
SMS Student Loan Trust, Ser 2000-B, Cl A2
0.647%, 04/28/2029 (A)	539	534
Sound Point CLO, Ser 2012-1A, Cl C
3.710%, 10/20/2023 (A) (B)	750	716
South Carolina Student Loan, Ser 2005-2005, Cl A2
0.538%, 12/01/2020 (A)	1,850	1,819
Structured Asset Securities, Ser 2007-BC2, Cl A2
0.307%, 03/25/2037 (A)	766	754
Structured Asset Securities, Ser 2008-BC4, Cl A3
0.485%, 11/25/2037 (A)	2,076	1,983
SunTrust Student Loan Trust, Ser 2006-1A, Cl A3
0.567%, 01/30/2023 (A) (B)	2,100	2,068

SEI Institutional Managed Trust / Annual Report / September 30, 2012	91

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Symphony CLO Ltd., Ser 2012-9A, Cl C
3.705%, 04/16/2022 (A) (B)	$750	$732
TAL Advantage LLC, Ser 2006-1A, Cl N
0.427%, 04/20/2021 (A) (B)	1,039	1,017
TAL Advantage LLC, Ser 2010-2A, Cl A
4.300%, 10/20/2025 (B)	1,273	1,286
TAL Advantage LLC, Ser 2011-1A, Cl A
4.600%, 01/20/2026 (B)	208	223
Textainer Marine Containers, Ser 2005-1A, Cl A
0.470%, 05/15/2020 (A) (B)	1,207	1,189
Textainer Marine Containers, Ser 2011-1A, Cl A
4.700%, 06/15/2026 (B)	1,488	1,563
Trinity Rail Leasing L.P. Ser 2006-1A, Cl A1
5.900%, 05/14/2036 (B)	1,168	1,314
Trip Rail Master Funding LLC, Ser 2011-1A, Cl A1A
4.370%, 07/15/2041 (B)	1,887	1,937
Triton Container Finance LLC, Ser 2006-1A, Cl N
0.390%, 11/26/2021 (A) (B)	1,833	1,782
Triton Container Finance LLC, Ser 2007-1A, Cl N
0.360%, 02/26/2019 (A) (B)	936	923
Wind River CLO, Ser 2004-1A, Cl B1
1.481%, 12/19/2016 (A) (B)	750	680

		130,769

Total Asset-Backed Securities (Cost $192,916) ($ Thousands)		192,160

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.4%
FHLB
5.500%, 07/15/2036	1,580	2,189
0.105%, 10/17/2012 (D)	5,515	5,515
FHLMC
6.750%, 03/15/2031	1,170	1,829
FICO STRIPS
9.800%, 04/06/2018	850	1,236
9.700%, 04/05/2019	1,050	1,580
8.600%, 09/26/2019	2,490	3,626
2.598%, 12/27/2015	1,745	1,701
1.847%, 02/08/2013	2,225	2,220
0.000%, 02/08/2018 to 09/26/2019 (D)	11,780	10,842
FNMA
6.250%, 05/15/2029	2,110	3,092
6.001%, 10/09/2019	1,520	1,337

Description	Face Amount (1) ($ Thousands)		Market Value ($ Thousands)

0.700%, 06/26/2015		$530	$531
0.500%, 10/22/2015		3,480	3,480
0.120%, 11/21/2012 (D)		5,985	5,985
Tennessee Valley Authority
5.250%, 09/15/2039		880	1,167
4.625%, 09/15/2060		1,370	1,676
3.875%, 02/15/2021		1,510	1,773

Total U.S. Government Agency Obligations (Cost $44,396) ($ Thousands)			49,779

SOVEREIGN DEBT — 1.8%
Japan Bank for International Cooperation
1.125%, 07/19/2017		1,355	1,364
Japan Finance Organization for Municipalities
4.000%, 01/13/2021		1,800	2,101
Japan Treasury Discount Bill
0.097%, 12/10/2012 (D)	JPY	820,000	10,538
Malaysia Government Bond
4.262%, 09/15/2016	MYR	9,750	3,309
Mexican Bonos
8.000%, 06/11/2020	MXP	71,870	6,582
6.500%, 06/09/2022	MXP	46,999	3,975
Mexico Cetes
4.210%, 12/13/2012 (D)	MXP	448,000	3,453
Mexico Government International Bond MTN
5.750%, 10/12/2110		642	767
4.750%, 03/08/2044		1,180	1,313
Province of Manitoba Canada
2.100%, 09/06/2022		255	256
1.750%, 05/30/2019		520	532
Province of Ontario Canada
1.650%, 09/27/2019		1,550	1,555
0.950%, 05/26/2015		900	911
Slovakia Government International Bond
4.375%, 05/21/2022 (B)		1,630	1,715
Tunisia Government AID Bonds
1.686%, 07/16/2019		943	939
United Mexican States MTN
6.050%, 01/11/2040		248	331

Total Sovereign Debt (Cost $38,687) ($ Thousands)			39,641

MUNICIPAL BONDS — 1.1%
Brazos, Higher Education Authority, Ser 2006-2, RB,
1.700%, 06/25/2042 (A)		350	292
City of Houston, Ser A, GO
6.290%, 03/01/2032		1,850	2,275
County of Clark, Ser C, RB
6.820%, 07/01/2045		555	791

92	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Florida, Educational Loan Marketing, Sub-Ser B, AMT, RB Callable 12/01/2012 @ 100
0.480%, 12/01/2036 (A)	$2,200	$1,826
Los Angeles, Community College District, GO
6.750%, 08/01/2049	535	729
New Jersey, State Turnpike Authority, RB
7.102%, 01/01/2041	675	964
North Texas, Tollway Authority, RB
6.718%, 01/01/2049	608	825
Ohio State University, Ser A, RB
4.800%, 06/01/2111	210	239
Pennsylvania, Higher Education Assistance Agency, Sub-Ser, RB,
0.536%, 05/01/2046 (A)	4,700	4,394
State of California, GO
7.600%, 11/01/2040	970	1,331
7.550%, 04/01/2039	1,110	1,506
7.300%, 10/01/2039	1,835	2,398
State of Illinois, GO
5.877%, 03/01/2019	275	309
5.665%, 03/01/2018	2,295	2,586
5.365%, 03/01/2017	325	361
5.100%, 06/01/2033	2,725	2,641

Total Municipal Bonds (Cost $20,600) ($ Thousands)		23,467

LOAN PARTICIPATIONS — 0.8%
Allison Transmission
3.720%, 08/07/2014	420	421
Aramark, Term Loan
3.711%, 01/26/2014	133	132
Aramark, Term Loan B
3.400%, 07/26/2016	285	284
Bausch & Lomb, Term Loan
5.250%, 05/10/2019	500	505
Brickman Group Holdings, Term Loan
5.500%, 10/14/2016	986	992
Charter Communications LLC
4.000%, 05/15/2018	499	501
Charter Communications, Term Loan C
3.490%, 09/06/2016	990	990
Chesapeak Energy
8.500%, 12/02/2017	460	461
Crown Castle International, Term Loan B
4.000%, 01/25/2019	499	499
DAE Aviation, Tranche B-1
5.450%, 07/31/2014	560	558

Description	Face Amount ($ Thousands)/ Shares/Contracts	Market Value ($ Thousands)

Dunkin Brands, Term Loan B-2
4.000%, 11/23/2017	$748	$746
First Data, Term Loan
4.217%, 03/24/2018	1,515	1,438
0.000%, 09/30/2018 (I)	1,000	981
First Data, Term Loan B-2
2.986%, 09/24/2014	1,054	1,051
Harrah’s Operating, Term Loan B-2
5.486%, 01/28/2018	363	352
Hertz
3.750%, 03/04/2018	499	497
Intelsat
5.250%, 04/03/2018	499	499
Las Vegas Sands, Term Loan B
2.840%, 05/17/2014	1,076	1,074
Sungard Data Systems
4.064%, 02/28/2016	238	238
3.846%, 02/28/2016	119	119
Sunguard
3.860%, 02/28/2016	51	51
3.859%, 02/28/2016	410	410
Telesat Canada, Term Loan B
4.250%, 03/26/2019	500	503
Texas Competitive Electric Holdings, Extending Term Loan
4.727%, 10/10/2017	1,860	1,278
Univision Communications
2.231%, 09/29/2014	1,747	1,741
UPC Financing Partnership
3.731%, 12/30/2016	85	85
Wendy’s / Arby’s Group
4.750%, 05/15/2019	1,040	1,047

Total Loan Participations (Cost $17,963) ($ Thousands)		17,453

PREFERRED STOCK — 0.0%
Citigroup Capital XIII, 7.88%	25	689

Total Preferred Stock (Cost $647) ($ Thousands)		689

	Number Of Warrants

WARRANTS — 0.0%
SemGroup Warrants, Expires 2014*	1,362	17

Total Warrants (Cost $—) ($ Thousands)		17

PURCHASED OPTIONS — 0.0%
December 2012 Eurodollar 2 Year Midcurve Put, Expires 12/19/2012 Strike Price $99.13*	53	1

SEI Institutional Managed Trust / Annual Report / September 30, 2012	93

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Continued)

September 30, 2012

Description	Contracts/ Face Amount ($ Thousands)	Market Value ($ Thousands)

December 2012 Eurodollar 2 Year Midcurve Put, Expires 12/17/2012 Strike Price $98.75*	220	$1
December 2012 Eurodollar 3 Year Midcurve Put, Expires 12/17/2012 Strike Price $97.25*	200	1
December 2012 Eurodollar 3 Year Midcurve Put, Expires 12/17/2012 Strike Price $98.25*	200	3
December 2012 IMM Euro Future Put, Expires 12/20/2012 Strike Price $98.88*	100	1

Total Purchased Options (Cost $381) ($ Thousands)		7

U.S. TREASURY OBLIGATIONS — 18.4%
U.S. Treasury Bills (D)
0.089%, 11/15/2012	$3,460	3,460
0.089%, 12/13/2012 (H)	105	105
U.S. Treasury Bonds
7.625%, 02/15/2025	2,950	4,818
4.500%, 02/15/2036	3,918	5,227
4.375%, 05/15/2041	2,569	3,404
4.250%, 11/15/2040	1,638	2,127
3.125%, 11/15/2041	38,755	41,286
3.125%, 02/15/2042	25,975	27,631
3.000%, 05/15/2042	6,633	6,878
2.750%, 08/15/2042	38,522	37,884
U.S. Treasury Inflation Protected Security
3.875%, 04/15/2029	599	995
2.375%, 01/15/2025 (H)	948	1,287
2.125%, 02/15/2041	3,970	5,832
1.750%, 01/15/2028	295	382
0.625%, 04/15/2013	3,002	3,031
U.S. Treasury Notes
3.000%, 09/30/2016	6,180	6,718
2.750%, 10/31/2013	53,191	53,551
2.375%, 02/28/2015	3,935	4,133
1.750%, 05/15/2022	11,899	12,066
1.625%, 08/15/2022 (H)	27,322	27,292
1.250%, 04/30/2019	1,050	1,070
1.000%, 08/31/2019 (C)	23,890	23,830
1.000%, 09/30/2019	10,088	10,050
0.875%, 12/31/2016 to 01/31/2017	13,452	13,658
0.750%, 06/30/2017	37,585	37,870
0.625%, 08/31/2017 to 09/30/2017	15,907	15,907
0.375%, 04/15/2015	6,228	6,242
0.250%, 01/31/2014 to 09/15/2015	42,713	42,675

Description	Face Amount ($ Thousands)/ Shares/Contracts	Market Value ($ Thousands)

U.S. Treasury STRIPS
2.638%, 11/15/2027	$5,135	$3,542

Total U.S. Treasury Obligations (Cost $391,409) ($ Thousands)		402,951

AFFILIATED PARTNERSHIP — 0.4%
SEI Liquidity Fund, L.P. 0.150%**† (G)	11,552,842	8,286

Total Affiliated Partnership (Cost $11,553) ($ Thousands)		8,286

CASH EQUIVALENT — 6.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.070%**†	137,722,987	137,723

Total Cash Equivalent (Cost $137,723) ($ Thousands)		137,723

COMMERCIAL PAPER — 0.3%
RBS Holdings USA
0.320%, 11/16/2012 (B)	6,575	6,573

Total Commercial Paper (Cost $6,572) ($ Thousands)		6,573

Total Investments — 106.9% (Cost $2,236,221) ($ Thousands)		$2,339,104

WRITTEN OPTIONS — 0.0%
December 2012 Eurodollar 2-Year Midcurve Put, Expires: 12/17/2012, Strike Price: $98.25*	(220)	(1)
December 2014 Eurodollar 2-Year Midcurve Put, Expires: 12/19/2014, Strike Price: $98.63*	(53)	—
December 2012 Eurodollar 3-Year Midcurve, Put, Expires: 12/17/2012, Strike Price: $97.75*	(400)	(3)
November 2020 U.S. CPI Urban Consumers NSA Call, Expires: 11/23/2020, Strike Inflation: 0.00%*	(3,990,000)	(6)
October 2012 U.S. Bond Future Option, Expires 10/29/2012, Strike Price: $141*	(68)	(5)
October 2012 U.S. Bond Future Option, Expires: 10/29/2012, Strike Price: $151*	(68)	(62)

Total Written Options (Premiums Received $(364)) ($ Thousands)		$(77)

94	SEI Institutional Managed Trust / Annual Report / September 30, 2012

A list of the open futures contracts held by the Fund at September 30, 2012, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	141	Jun-2013	$8
90-Day Euro$	(141)	Jun-2014	(20)
Euro-Bund	58	Dec-2012	90
U.S. 10-Year Treasury Note	(715)	Dec-2012	(617)
U.S. 2-Year Treasury Note	(235)	Jan-2013	(22)
U.S. 5-Year Treasury Note	5	Jan-2013	2
U.S. Long Treasury Bond	(227)	Dec-2012	136
U.S. Ultra Long Treasury Bond	8	Dec-2012	(1)

			$(424)

For the year ended September 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

A list of the open forward foreign currency contracts held by the Fund at September 30, 2012, is as follows:

Maturity Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
10/25/2012-11/16/2012	EUR	16,061	USD	19,911	$(757)
11/16/2012	GBP	4,455	USD	6,966	(226)
11/16/2012	USD	3,474	BRL	7,135	22
12/10/2012	JPY	820,000	USD	10,399	(151)
12/13/2012	MXP	44,800	USD	3,415	(44)

					$(1,156)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at September 30, 2012, is as follows:

Counterparty	Settlement Date	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized (Depreciation) ($ Thousands)
Barclays PLC	12/10/2012	$(7,076)	$6,975	$(101)
Citigroup	10/25/2012-11/16/2012	(25,526)	24,765	(761)
JPMorgan Chase Bank	12/10/2012-12/13/2012	(6,933)	6,839	(94)
Morgan Stanley	11/16/2012	(5,808)	5,608	(200)

				$(1,156)

For the year ended September 30, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

A list of the open swap agreements held by the Fund at September 30, 2012, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($ Thousands)
Barclays Bank PLC	CMBX.NA.AJ.1 Index	BUY	(0.84)	10/12/2052	2,590	$(1,151)
Credit Suisse	CMBX.NA.AJ.1 Index	BUY	(0.84)	10/12/2052	3,055	(1,316)
Deutsche Bank	Metlife, Inc.	SELL	1.00	06/20/2018	(1,590)	(32)

						$(2,499)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($ Thousands)
Citigroup	2.71%	3-Month LIBOR	08/15/2042	3,245	$(81)
Deutsche Bank	REF: IOS.FN30.450.10 INDEX	PAY: 1 Month USD LIBOR	01/12/2041	2,805	(51)
Morgan Stanley	REF: IOS.FN30.500.10 INDEX	PAY: 1 Month USD LIBOR	01/12/2041	2,155	(22)

					$(154)

Total Return Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized (Depreciation) ($ Thousands)
Barclays Bank PLC	2.42%	3 Month LIBOR	11/15/27	1,620	$(56)
Barclays Bank PLC	2.48%	3 Month LIBOR	11/15/27	1,620	(42)

					$(98)

For the year ended September 30, 2012, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $2,187,738 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of September 30, 2012.

†	Investment in Affiliated Security (See Note 6).

‡	Real Estate Investment Trust.

SEI Institutional Managed Trust / Annual Report / September 30, 2012	95

SCHEDULE OF INVESTMENTS

Core Fixed Income Fund (Concluded)

September 30, 2012

(1)	In U.S. Dollars unless otherwise indicated.

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of September 30, 2012. The date reported on the Schedule of Investments is the final maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	This security or a partial position of this security is on loan at September 30, 2012. The total value of securities on loan at September 30, 2012 was $11,204 ($ Thousands).

(D)	The rate reported is the effective yield at time of purchase.

(E)	Security in default on interest payments.

(F)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on September 30, 2012. The coupon on a step bond changes on a specified date.

(G)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total value of such securities as of September 30, 2012 was $8,286 ($ Thousands)

(H)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(I)	Unfunded bank loan. Interest rate not available

ABS — Asset-Backed Security

AMT — Alternative Minimum Tax

ARM — Adjustable Rate Mortgage

BRL — Brazilian Real

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only — face amount represents notional amount

JPY — Japanese Yen

LIBOR — London Inter Bank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

MXP — Mexican Peso

MYR — Malaysian Ringgit

NCUA — National Credit Union Administration

NY — New York

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

REIT — Real Estate Investment Trust

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

USD — United States Dollar

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the inputs used as of September 30, 2012, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Mortgage-Backed Securities	$—	$847,988	$—	$847,988
Corporate Obligations	—	612,367	3	612,370
Asset-Backed Securities	—	192,160	—	192,160
U.S. Government Agency
Obligations	—	49,779	—	49,779
Sovereign Debt	—	39,641	—	39,641
Municipal Bonds	—	23,467	—	23,467
Loan Participations	—	17,453	—	17,453
Preferred Stock	689	—	—	689
Warrants	—	17	—	17
Purchased Options	7	—	—	7
U.S. Treasury Obligations	—	402,951	—	402,951
Affiliated Partnership	—	8,286	—	8,286
Cash Equivalent	137,723	—	—	137,723
Commercial Paper	—	6,573	—	6,573

Total Investments in Securities	$138,419	$2,200,682	$3	$2,339,104

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(424)	$—	$—	$(424)
Written Options	(71)	(6)	—	(77)
Forwards Contracts*	—	(1,156)	—	(1,156)
Credit Default Swaps*	—	(2,499)	—	(2,499)
Interest Rate Swaps*	—	(154)	—	(154)
Total Return Swaps*	—	(98)	—	(98)

Total Other Financial Instruments	$(495)	$(3,913)	$—	$(4,408)

*	Futures contracts, forward contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

During the year ended September 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

96	SEI Institutional Managed Trust / Annual Report / September 30, 2012

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund

September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 40.1%

Agency Mortgage-Backed Obligations — 32.4%
FHLMC
11.000%, 02/17/2021	$270	$285
10.000%, 03/17/2026 to 10/01/2030	1,031	1,175
7.500%, 01/01/2032 to 09/01/2038	1,084	1,317
6.500%, 10/01/2031 to 09/01/2038	1,879	2,136
6.000%, 08/01/2015 to 09/01/2038	4,397	4,870
5.500%, 06/01/2020 to 08/01/2038	8,675	9,484
5.000%, 03/01/2034 to 04/01/2042	10,068	11,101
4.500%, 04/01/2035 to 06/01/2042	5,911	6,537
4.000%, 01/01/2032 to 06/01/2042	14,814	16,431
3.500%, 01/01/2032 to 08/01/2032	449	485
3.000%, 07/01/2032 to 09/01/2032	253	270
2.375%, 01/13/2022	1,300	1,364
FHLMC ARM (A)
6.479%, 10/01/2037	216	240
6.437%, 02/01/2037	146	159
6.039%, 11/01/2036	120	129
6.012%, 04/01/2037	48	52
5.992%, 04/01/2037	127	136
5.901%, 03/01/2037	9	10
5.775%, 10/01/2037	71	76
5.719%, 11/01/2037	—	—
5.644%, 11/01/2039	1,201	1,306
5.629%, 06/01/2037	241	262
5.586%, 10/01/2038	75	81
5.055%, 07/01/2036	209	226
4.989%, 01/01/2035	171	186
4.916%, 02/01/2036	496	534
3.442%, 03/01/2036	867	942
3.292%, 05/01/2037	554	594
3.220%, 03/01/2037	270	290
3.142%, 05/01/2038	214	230
3.112%, 05/01/2037	403	433
2.886%, 11/01/2036	50	53

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.323%, 05/01/2037	$314	$333
2.300%, 04/01/2037	46	49
FHLMC CMO, Ser 1591, Cl PV
6.250%, 10/15/2023	1,005	1,046
FHLMC CMO, Ser 1998-2043, Cl CJ
6.500%, 04/15/2028	451	517
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	442	511
FHLMC CMO, Ser 2002-48, Cl 1A
6.239%, 07/25/2033 (A)	7	9
FHLMC CMO, Ser 2003-57, Cl 1A3
7.500%, 07/25/2043	83	97
FHLMC CMO, Ser 2004-59, Cl 1A3
7.500%, 10/25/2043	114	131
FHLMC CMO, Ser 2004-60, Cl 1A3
7.500%, 03/25/2044	117	134
FHLMC CMO, Ser 2005-2945, Cl SA
11.897%, 03/15/2020 (A)	73	86
FHLMC CMO, Ser 2005-2967 CI EA, PO
0.000%, 04/15/2020	179	169
FHLMC CMO, Ser 2005-2980, Cl QA
6.000%, 05/15/2035	200	226
FHLMC CMO, Ser 2005-3077, Cl TO, PO
0.000%, 04/15/2035	209	207
FHLMC CMO, Ser 2006-3117, CI DG, PO
0.000%, 02/15/2036	210	206
FHLMC CMO, Ser 2006-3153, Cl EO, PO
0.000%, 05/15/2036	159	154
FHLMC CMO, Ser 2006-3200, CI PO PO
0.000%, 08/15/2036	220	210
FHLMC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	365	426
FHLMC CMO, Ser 2007-3316 CI JO, PO
0.000%, 05/15/2037	59	57
FHLMC CMO, Ser 2007-3318, Cl DB
6.000%, 05/15/2027	400	459
FHLMC CMO, Ser 2007-3385, Cl SN, IO
5.779%, 11/15/2037 (A)	218	24
FHLMC CMO, Ser 2008-3407, Cl B
5.500%, 01/15/2038	341	371
FHLMC CMO, Ser 2008-3451, Cl SA, IO
5.829%, 05/15/2038 (A)	288	38
FHLMC CMO, Ser 2008-3461, Cl LZ
6.000%, 06/15/2038	202	225
FHLMC CMO, Ser 2009-3510, Cl OD, PO
0.000%, 02/15/2037	194	187
FHLMC CMO, Ser 2009-3529, Cl AG
6.500%, 04/15/2039	1,012	1,146
FHLMC CMO, Ser 2009-3604, Cl PO, PO
0.000%, 05/15/2036	352	343
FHLMC CMO, Ser 2009-3607, Cl TO, PO
0.000%, 10/15/2039	199	187
FHLMC CMO, Ser 2009-3613, Cl HJ
5.500%, 12/15/2039	1,686	1,922

SEI Institutional Managed Trust / Annual Report / September 30, 2012	97

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2010-3621, CI BO, PO
0.000%, 01/15/2040	$125	$121
FHLMC CMO, Ser 2010-3664, Cl DA
4.000%, 11/15/2037	1,823	1,875
FHLMC CMO, Ser 2010-3704, Cl CA
4.000%, 12/15/2036	1,759	1,885
FHLMC CMO, Ser 2010-3704, Cl CT
7.000%, 12/15/2036	742	867
FHLMC CMO, Ser 2010-3714, Cl IP, IO
5.000%, 08/15/2040	371	64
FHLMC CMO, Ser 2010-3715, Cl PC
4.500%, 08/15/2040	84	94
FHLMC CMO, Ser 2010-3739, Cl LI, IO
4.000%, 03/15/2034	487	36
FHLMC CMO, Ser 2010-3747, Cl HI, IO
4.500%, 07/15/2037	698	81
FHLMC CMO, Ser 2010-3756, Cl IP, IO
4.000%, 08/15/2035	794	36
FHLMC CMO, Ser 2010-3759, Cl HI, IO
4.000%, 08/15/2037	689	56
FHLMC CMO, Ser 2010-3760, Cl GI, IO
4.000%, 10/15/2037	422	35
FHLMC CMO, Ser 2011-3800, Cl AI, IO
4.000%, 11/15/2029	583	60
FHLMC CMO, Ser 2011-3804, Cl FN
0.671%, 03/15/2039 (A)	1,076	1,080
FHLMC CMO, Ser 2011-3819, Cl ZQ
6.000%, 04/15/2036	1,094	1,276
FHLMC CMO, Ser 2011-3852, Cl QN
5.500%, 05/15/2041 (A)	188	205
FHLMC CMO, Ser 2011-3925, Cl FL
0.671%, 01/15/2041 (A)	938	940
FHLMC CMO, Ser 2011-3957, Cl B
4.000%, 11/15/2041	937	1,013
FHLMC CMO, Ser 2012-262, CI S5, IO
6.279%, 07/15/2042 (A)	899	276
FHLMC CMO, Ser 2033, Cl HC
6.500%, 02/15/2028	178	203
FHLMC CMO, Ser 2075, Cl D
6.500%, 08/15/2028	330	341
FHLMC CMO, Ser 239, Cl S30, IO
7.479%, 08/15/2036 (A)	535	73
FHLMC CMO, Ser 2434, Cl ZA
6.500%, 04/15/2032	390	447
FHLMC CMO, Ser 2458, Cl ZM
6.500%, 06/15/2032	292	335
FHLMC CMO, Ser 2587, Cl CO, PO
0.000%, 03/15/2032	28	28
FHLMC CMO, Ser 2631, Cl SA
14.445%, 06/15/2033 (A)	149	190
FHLMC CMO, Ser 2695, Cl OB, PO
0.000%, 10/15/2033	12	12
FHLMC CMO, Ser 2695, Cl SX
15.962%, 10/15/2033 (A)	12	13

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2725, Cl SC
8.706%, 11/15/2033 (A)	$55	$61
FHLMC CMO, Ser 2812, Cl NO, PO
0.000%, 10/15/2033	15	15
FHLMC CMO, Ser 2950, Cl JO, PO
0.000%, 03/15/2020	98	97
FHLMC CMO, Ser 3001, Cl HP
21.117%, 05/15/2035 (A)	107	153
FHLMC CMO, Ser 3006, Cl QS
19.558%, 07/15/2035 (A)	250	371
FHLMC CMO, Ser 3012, Cl GK
23.757%, 06/15/2035 (A)	129	205
FHLMC CMO, Ser 3217, Cl CX, IO
6.369%, 09/15/2036 (A)	585	85
FHLMC CMO, Ser 3225, Cl EO, PO
0.000%, 10/15/2036	301	284
FHLMC CMO, Ser 3262, Cl SG, IO
6.179%, 01/15/2037 (A)	600	85
FHLMC CMO, Ser 3342, Cl VG
6.000%, 11/15/2023	300	320
FHLMC CMO, Ser 3373, Cl TO, PO
0.000%, 04/15/2037	81	80
FHLMC CMO, Ser 3383, Cl SA, IO
6.229%, 11/15/2037 (A)	629	90
FHLMC CMO, Ser 3422, Cl SE
16.898%, 02/15/2038 (A)	58	81
FHLMC CMO, Ser 3515, Cl PI, IO
5.500%, 07/15/2037	239	20
FHLMC CMO, Ser 3607, Cl BO, PO
0.000%, 04/15/2036	98	95
FHLMC CMO, Ser 3611, Cl PO, PO
0.000%, 07/15/2034	122	119
FHLMC CMO, Ser 3626, Cl MA
5.000%, 02/15/2030	1,966	2,042
FHLMC CMO, Ser 3631, Cl PA
4.000%, 02/15/2040	510	540
FHLMC CMO, Ser 3632, Cl BS
16.764%, 02/15/2040 (A)	100	162
FHLMC CMO, Ser 3688, Cl NI, IO
5.000%, 04/15/2032	679	82
FHLMC CMO, Ser 6960, Cl SJ
8.819%, 10/15/2033 (A)	79	81
FHLMC CMO, Ser T-42, Cl A5
7.500%, 02/25/2042	777	927
FHLMC CMO, Ser T-51, Cl 1A
6.500%, 09/25/2043 (A)	196	223
FHLMC CMO, Ser T-54, Cl 2A
6.500%, 02/25/2043	130	155
FHLMC CMO, Ser T-54, Cl 3A
7.000%, 02/25/2043	422	508
FHLMC CMO, Ser T-57, Cl 1A2
7.000%, 07/25/2043	539	622
FHLMC CMO, Ser T-58, Cl 4A
7.500%, 09/25/2043	624	744

98	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser T-60, Cl 1A2
7.000%, 03/25/2044	$205	$241
FHLMC CMO, Ser T-76, Cl 2A
3.997%, 10/25/2037 (A)	303	309
FHLMC-GNMA CMO, Ser 1993-21, Cl L
6.250%, 10/25/2023	348	364
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2009-K003, Cl AAB
4.768%, 05/25/2018	342	388
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2010-K005, Cl A2
4.317%, 11/25/2019	304	356
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2011-K014, Cl A2
3.871%, 04/25/2021	484	555
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2012-K020, Cl A2
2.373%, 05/25/2022	905	928
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser K702, Cl X1, IO
1.726%, 02/25/2018 (A)	1,301	92
FHLMC TBA
4.500%, 10/15/2042	210	226
3.500%, 12/15/2042	4,280	4,567
2.500%, 11/15/2027	4,245	4,448
FNMA
7.500%, 10/01/2037 to 04/01/2039	916	1,082
7.000%, 04/01/2032 to 01/01/2039	543	636
6.500%, 05/01/2027 to 10/01/2038	1,998	2,314
6.000%, 10/01/2019 to 10/01/2040	12,664	14,155
5.500%, 02/01/2021 to 07/01/2039	1,316	1,458
5.000%, 01/01/2020 to 09/01/2041	23,813	26,526
4.640%, 01/01/2021	491	579
4.540%, 01/01/2020	483	564
4.530%, 12/01/2019	486	567
4.500%, 08/01/2021 to 12/01/2041	6,202	6,864
4.390%, 05/01/2021	250	292
4.380%, 01/01/2021 to 04/01/2021	1,479	1,724
4.369%, 02/01/2020	486	565
4.360%, 05/01/2021	1,000	1,166
4.303%, 07/01/2021	1,179	1,378
4.301%, 01/01/2021	294	343
4.300%, 04/01/2021	250	291
4.291%, 06/01/2021	495	578
4.250%, 04/01/2021	750	872
4.240%, 06/01/2021	1,000	1,159
4.130%, 08/01/2021	987	1,137
4.066%, 07/01/2020	399	458
4.060%, 07/01/2021	1,000	1,149

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.000%, 08/01/2032 to 10/01/2042	$11,419	$12,696
3.632%, 12/01/2020	1,242	1,394
3.590%, 12/01/2020	487	543
3.505%, 09/01/2020	969	1,077
3.500%, 01/01/2026 to 10/01/2042	7,762	8,410
3.430%, 10/01/2020	975	1,078
3.290%, 10/01/2020	350	384
3.265%, 01/01/2022	965	1,062
3.230%, 11/01/2020	350	383
3.000%, 03/01/2027 to 09/01/2032	5,441	5,831
2.680%, 07/01/2022	2,000	2,102
FNMA ARM (A)
6.277%, 09/01/2037	82	90
6.200%, 08/01/2036	99	109
5.922%, 04/01/2037	109	117
5.879%, 09/01/2037	49	54
5.876%, 04/01/2036	234	253
5.869%, 09/01/2037	222	241
5.862%, 09/01/2037	135	147
5.625%, 01/01/2023	108	119
5.500%, 07/01/2037	286	308
5.495%, 09/01/2037	15	16
3.947%, 11/01/2036	166	175
3.846%, 11/01/2037	335	358
3.733%, 11/01/2037	218	236
3.372%, 03/01/2036	285	305
2.938%, 11/01/2036	219	235
2.798%, 12/01/2036	496	530
2.675%, 07/01/2037	173	186
2.650%, 12/01/2036	226	241
2.570%, 09/01/2036	95	100
2.071%, 07/01/2037	331	357
0.986%, 01/01/2019	198	199
FNMA CMO STRIPS, Ser 2005-360, Cl 2, IO
5.000%, 08/01/2035	840	109
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	245	272
FNMA CMO, Ser 2000-18, Cl EC, PO
0.000%, 10/25/2023	102	90
FNMA CMO, Ser 2001-79, Cl BA
7.000%, 03/25/2045	188	221
FNMA CMO, Ser 2002-33, Cl A2
7.500%, 06/25/2032	88	104
FNMA CMO, Ser 2002-81, Cl JO, PO
0.000%, 04/25/2032	42	42
FNMA CMO, Ser 2002-95, Cl DB
6.000%, 01/25/2033	380	433
FNMA CMO, Ser 2003-131, Cl SK
15.767%, 01/25/2034 (A)	163	217
FNMA CMO, Ser 2003-23, Cl EQ
5.500%, 04/25/2023	1,000	1,152
FNMA CMO, Ser 2003-35, Cl EA, PO
0.000%, 05/25/2033	95	87

SEI Institutional Managed Trust / Annual Report / September 30, 2012	99

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2004-46, Cl EP, PO
0.000%, 03/25/2034	$161	$158
FNMA CMO, Ser 2004-52, Cl PX, PO
0.000%, 09/25/2032	82	79
FNMA CMO, Ser 2004-61, Cl BO, PO
0.000%, 10/25/2032	80	80
FNMA CMO, Ser 2004-89, Cl SM
17.280%, 09/25/2024 (A)	568	789
FNMA CMO, Ser 2005-106, Cl US
23.773%, 11/25/2035 (A)	683	1,126
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/2035	1,227	1,343
FNMA CMO, Ser 2005-5, Cl PA
5.000%, 01/25/2035	144	157
FNMA CMO, Ser 2005-72, Cl SB
16.334%, 08/25/2035 (A)	194	259
FNMA CMO, Ser 2005-90, Cl ES
16.334%, 10/25/2035 (A)	161	230
FNMA CMO, Ser 2006-117, Cl GS, IO
6.433%, 12/25/2036 (A)	192	30
FNMA CMO, Ser 2006-118, Cl A2
0.305%, 12/25/2036 (A)	196	187
FNMA CMO, Ser 2006-15, Cl OP, PO
0.000%, 03/25/2036	123	114
FNMA CMO, Ser 2006-27, Cl OH, PO
0.000%, 04/25/2036	127	114
FNMA CMO, Ser 2006-59, Cl QO, PO
0.000%, 01/25/2033	85	84
FNMA CMO, Ser 2006-60, Cl DO, PO
0.000%, 04/25/2035	119	113
FNMA CMO, Ser 2006-63, Cl ZH
6.500%, 07/25/2036	600	723
FNMA CMO, Ser 2006-78, Cl BZ
6.500%, 08/25/2036	149	178
FNMA CMO, Ser 2007-100, Cl SM, IO
6.234%, 10/25/2037 (A)	486	78
FNMA CMO, Ser 2007-101, Cl A2
0.466%, 06/27/2036 (A)	170	168
FNMA CMO, Ser 2007-112, Cl SA, IO
6.234%, 12/25/2037 (A)	422	80
FNMA CMO, Ser 2007-114, Cl A6
0.416%, 10/27/2037 (A)	200	199
FNMA CMO, Ser 2007-116, Cl HI, IO
3.923%, 01/25/2038 (A)	272	21
FNMA CMO, Ser 2007-29, Cl SG
21.945%, 04/25/2037 (A)	68	104
FNMA CMO, Ser 2007-65, Cl KI, IO
6.404%, 07/25/2037 (A)	384	52
FNMA CMO, Ser 2007-72, Cl EK, IO
6.184%, 07/25/2037 (A)	448	65
FNMA CMO, Ser 2007-75, Cl EO, PO
0.000%, 01/25/2036	148	147
FNMA CMO, Ser 2007-77, Cl PD
6.000%, 10/25/2036	1,000	1,136

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2007-85, Cl SG
15.709%, 09/25/2037 (A)	$120	$167
FNMA CMO, Ser 2008-35, Cl IM, IO
0.642%, 10/25/2016 (A)	652	10
FNMA CMO, Ser 2008-4, Cl SD, IO
5.784%, 02/25/2038 (A)	812	116
FNMA CMO, Ser 2008-95, Cl BA
5.000%, 01/25/2024	250	288
FNMA CMO, Ser 2009-103, Cl MB
4.000%, 12/25/2039 (A)	274	295
FNMA CMO, Ser 2009-31, Cl A2
4.287%, 07/25/2019	589	682
FNMA CMO, Ser 2009-52, Cl PI, IO
5.000%, 07/25/2039	377	49
FNMA CMO, Ser 2009-70, Cl CO, PO
0.000%, 01/25/2037	318	298
FNMA CMO, Ser 2009-84, Cl WS, IO
5.684%, 10/25/2039 (A)	315	41
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037	2,097	2,017
FNMA CMO, Ser 2009-86, Cl IP, IO
5.500%, 10/25/2039	197	25
FNMA CMO, Ser 2009-86, Cl OT, PO
0.000%, 10/25/2037	253	234
FNMA CMO, Ser 2009-86, Cl UI, IO
4.000%, 10/25/2014	862	43
FNMA CMO, Ser 2009-93, Cl PD
4.500%, 09/25/2039	195	210
FNMA CMO, Ser 2009-99, Cl SC, IO
5.964%, 12/25/2039 (A)	314	39
FNMA CMO, Ser 2009-99, Cl WA
6.286%, 12/25/2039 (A)	353	401
FNMA CMO, Ser 2009-M2, Cl A3
4.001%, 01/25/2019	491	560
FNMA CMO, Ser 2010-1, Cl WA
6.163%, 02/25/2040 (A)	151	174
FNMA CMO, Ser 2010-16, Cl WA
6.428%, 03/25/2040 (A)	165	190
FNMA CMO, Ser 2010-23, Cl KS, IO
6.883%, 02/25/2040 (A)	516	75
FNMA CMO, Ser 2010-35, Cl SB, IO
6.203%, 04/25/2040 (A)	387	54
FNMA CMO, Ser 2010-39, Cl OT, PO
0.000%, 10/25/2035	126	117
FNMA CMO, Ser 2010-68, Cl SA, IO
4.784%, 07/25/2040 (A)	1,242	180
FNMA CMO, Ser 2010-M1, Cl A2
4.450%, 09/25/2019	228	261
FNMA CMO, Ser 2010-M3, Cl A3
4.332%, 03/25/2020 (A)	549	627
FNMA CMO, Ser 2011-118, Cl MT
7.000%, 11/25/2041	832	1,028
FNMA CMO, Ser 2011-53, Cl DT
4.500%, 06/25/2041	447	473

100	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2011-78, Cl D
4.000%, 08/25/2041	$139	$148
FNMA CMO, Ser 2012-101, Cl AI, IO
3.000%, 06/25/2027	1,391	185
FNMA CMO, Ser 2012-14, Cl FG
0.617%, 07/25/2040 (A)	953	956
FNMA CMO, Ser 2012-3, Cl CD
7.000%, 02/25/2042	613	684
FNMA CMO, Ser 2012-M12, Cl 1A
2.840%, 08/25/2022 (A)	1,215	1,277
FNMA Grantor Trust CMO, Ser 2001-T10, Cl A1
7.000%, 12/25/2041	579	676
FNMA Grantor Trust CMO, Ser 2001-T10, Cl A2
7.500%, 12/25/2041	359	425
FNMA Grantor Trust CMO, Ser 2002-T1, Cl A1
6.500%, 11/25/2031	375	434
FNMA Grantor Trust CMO, Ser 2002-T19, Cl A2
7.000%, 07/25/2042	410	465
FNMA Grantor Trust CMO, Ser 2004-T3, Cl 1A3
7.000%, 02/25/2044	388	453
FNMA Interest CMO, Ser 1998-300,Cl 2, PO
0.000%, 09/01/2024	157	141
FNMA TBA
4.500%, 10/15/2042	400	433
4.000%, 10/14/2039	1,500	1,616
3.500%, 10/15/2032 to 10/01/2040	3,352	3,595
3.000%, 10/15/2027 to 12/12/2042	13,340	14,083
2.500%, 10/15/2027 to 12/01/2042	12,000	12,525
FNMA Whole Loan CMO, Ser 2002-W6, Cl 2SI, IO
7.883%, 06/25/2042 (A)	491	76
FNMA Whole Loan CMO, Ser 2003-W1, Cl 2A
7.007%, 12/25/2042 (A)	270	318
FNMA Whole Loan CMO, Ser 2003-W12, Cl 1A8
4.550%, 06/25/2043	238	261
FNMA Whole Loan CMO, Ser 2003-W17, Cl 1A7
5.750%, 08/25/2033	81	95
FNMA Whole Loan CMO, Ser 2003-W8, Cl 2A
7.000%, 10/25/2042	255	298
FNMA Whole Loan CMO, Ser 2004-W1, Cl 2A2
7.000%, 12/25/2033	488	590
FNMA Whole Loan CMO, Ser 2004-W2, Cl 2A2
7.000%, 02/25/2044	611	707

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA Whole Loan CMO, Ser 2005-W3, Cl 2AF
0.437%, 03/25/2045 (A)	$631	$628
FNMA Whole Loan CMO, Ser 2006-W1, Cl 1A3
7.500%, 12/25/2045	319	392
FNMA Whole Loan CMO, Ser 2006-W2, Cl 1AF1
0.437%, 02/25/2036 (A)	274	272
FNMA Whole Loan CMO, Ser 2007-W1, Cl 1AF1
0.476%, 11/25/2046 (A)	386	385
GNMA
7.500%, 10/15/2037	217	256
7.000%, 09/15/2031	93	112
6.500%, 12/15/2035	942	1,085
6.000%, 09/20/2038 to 01/15/2040	1,693	1,915
GNMA ARM (A)
3.500%, 05/20/2041 to 10/20/2041	622	667
3.000%, 08/20/2041 to 01/20/2042	641	683
1.625%, 02/20/2034	563	587
GNMA CMO, Ser 2001-61, Cl Z
6.500%, 12/20/2031	775	914
GNMA CMO, Ser 2003-79, Cl PV
5.500%, 10/20/2023	154	171
GNMA CMO, Ser 2003-97, Cl SA, IO
6.329%, 11/16/2033 (A)	514	104
GNMA CMO, Ser 2004-11, Cl SX
16.866%, 02/20/2034 (A)	37	55
GNMA CMO, Ser 2004-28, Cl SV
8.782%, 04/20/2034 (A)	325	360
GNMA CMO, Ser 2004-34, Cl JO, PO
0.000%, 02/20/2034	74	74
GNMA CMO, Ser 2004-71, Cl ST
7.000%, 09/20/2034 (A)	145	159
GNMA CMO, Ser 2004-85, Cl PO, PO
0.000%, 01/17/2033	34	34
GNMA CMO, Ser 2004-87, Cl SB
7.418%, 03/17/2033 (A)	216	237
GNMA CMO, Ser 2005-28, Cl YO, PO
0.000%, 02/17/2033	400	391
GNMA CMO, Ser 2005-92, Cl PB
6.000%, 12/20/2035	400	496
GNMA CMO, Ser 2006-34, Cl PO, PO
0.000%, 07/20/2036	71	67
GNMA CMO, Ser 2006-38, Cl SG, IO
6.432%, 09/20/2033 (A)	400	31
GNMA CMO, Ser 2007-26, Cl SW, IO
5.982%, 05/20/2037 (A)	644	94
GNMA CMO, Ser 2007-27, Cl SD, IO
5.982%, 05/20/2037 (A)	390	58
GNMA CMO, Ser 2007-72, Cl US, IO
6.332%, 11/20/2037 (A)	243	39
GNMA CMO, Ser 2007-78, Cl SA, IO
6.309%, 12/16/2037 (A)	2,439	421

SEI Institutional Managed Trust / Annual Report / September 30, 2012	101

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2007-82, Cl SA, IO
6.311%, 12/20/2037 (A)	$332	$54
GNMA CMO, Ser 2007-9, Cl CI, IO
5.982%, 03/20/2037 (A)	519	76
GNMA CMO, Ser 2008-1, Cl PO, PO
0.000%, 01/20/2038	137	130
GNMA CMO, Ser 2008-10, Cl S, IO
5.612%, 02/20/2038 (A)	514	75
GNMA CMO, Ser 2008-29, Cl PO, PO
0.000%, 02/17/2033	102	100
GNMA CMO, Ser 2008-33, Cl XS, IO
7.479%, 04/16/2038 (A)	242	40
GNMA CMO, Ser 2008-55, Cl SA, IO
5.982%, 06/20/2038 (A)	581	84
GNMA CMO, Ser 2009-106, Cl AS, IO
6.179%, 11/16/2039 (A)	564	95
GNMA CMO, Ser 2009-14, Cl KI, IO
6.500%, 03/20/2039	321	63
GNMA CMO, Ser 2009-24, Cl DS, IO
6.082%, 03/20/2039 (A)	785	88
GNMA CMO, Ser 2009-25, Cl SE, IO
7.382%, 09/20/2038 (A)	404	67
GNMA CMO, Ser 2009-43, Cl SA, IO
5.731%, 06/20/2039 (A)	460	64
GNMA CMO, Ser 2009-6, Cl SH, IO
5.821%, 02/20/2039 (A)	386	55
GNMA CMO, Ser 2009-65, Cl IQ, IO
6.000%, 12/20/2038	192	30
GNMA CMO, Ser 2009-65, Cl TS, IO
6.181%, 12/20/2038 (A)	767	120
GNMA CMO, Ser 2009-66, Cl XS, IO
6.579%, 07/16/2039 (A)	4,348	596
GNMA CMO, Ser 2009-67, Cl SA, IO
5.829%, 08/16/2039 (A)	308	41
GNMA CMO, Ser 2009-75, Cl MN
5.500%, 09/20/2039	500	612
GNMA CMO, Ser 2009-79, Cl OK, PO
0.000%, 11/16/2037	431	405
GNMA CMO, Ser 2009-83, Cl TS, IO
5.882%, 08/20/2039 (A)	561	79
GNMA CMO, Ser 2010-107, Cl GX
4.500%, 04/20/2039	293	335
GNMA CMO, Ser 2010-14, Cl CO, PO
0.000%, 08/20/2035	125	114
GNMA CMO, Ser 2010-157, Cl OP, PO
0.000%, 12/20/2040	449	407
GNMA CMO, Ser 2010-4, Cl NS, IO
6.169%, 01/16/2040 (A)	5,313	855
GNMA CMO, Ser 2010-47, Cl PX, IO
6.482%, 06/20/2037 (A)	824	140
GNMA CMO, Ser 2010-H11, Cl FA
1.235%, 06/20/2060 (A)	605	621
GNMA CMO, Ser 2011-H08, Cl FD
0.744%, 02/20/2061 (A)	634	634

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA TBA
3.500%, 10/15/2041	$1,500	$1,644
3.000%, 10/01/2042 to 10/18/2042	3,355	3,593
0.000%, 10/30/2062	990	990
NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl APT
2.650%, 10/29/2020	433	458

		291,408

Non-Agency Mortgage-Backed Obligations — 7.7%
AAM ACE Resecuritization Trust, Ser 2011-1, Cl A20
0.511%, 02/02/2037 (A) (C)	176	170
American General Mortgage Loan Trust, Ser 2009-1, Cl A4
5.750%, 09/25/2048 (A) (C)	312	312
American General Mortgage Loan Trust, Ser 2009-1, Cl A5
5.750%, 09/25/2048 (A) (C)	200	202
American General Mortgage Loan Trust, Ser 2009-1, Cl A7
5.750%, 09/25/2048 (A) (C)	300	307
American General Mortgage Loan Trust, Ser 2010-1A, Cl A1
5.150%, 03/25/2058 (A) (C)	129	133
American General Mortgage Loan Trust, Ser 2010-1A, Cl A3
5.650%, 03/25/2058 (A) (C)	190	198
American Home Mortgage Investment Trust, Ser 2004-4, Cl 4A
2.726%, 02/25/2045 (A)	1,064	1,030
ASG Resecuritization Trust, Ser 2009-2, Cl A55
5.199%, 05/24/2036 (A) (C)	167	166
ASG Resecuritization Trust, Ser 2009-2, Cl G60
5.199%, 05/24/2036 (A) (C)	100	99
ASG Resecuritization Trust, Ser 2009-3, Cl A65
2.608%, 03/26/2037 (A) (C)	686	679
ASG Resecuritization Trust, Ser 2010-3, Cl 2A22
0.485%, 10/28/2036 (A) (C)	68	67
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 2A4
5.000%, 09/25/2018	127	130
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 1A1
6.000%, 01/25/2034	153	160
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 2A1
6.000%, 01/25/2034	340	355

102	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Alternative Loan Trust, Ser 2003-9, Cl 1CB2
5.500%, 11/25/2033	$146	$150
Banc of America Alternative Loan Trust, Ser 2004-1, Cl 5A1
5.500%, 02/25/2019	76	78
Banc of America Alternative Loan Trust, Ser 2004-8, Cl 3A1
5.500%, 09/25/2019	108	109
Banc of America Funding, Ser 2004-C, Cl 1A1
5.055%, 12/20/2034 (A)	68	69
Banc of America Funding, Ser 2006-G, Cl 2A3
0.389%, 07/20/2036 (A)	863	852
Banc of America Funding, Ser 2010-R11A, Cl 1A6
5.538%, 08/26/2035 (A) (C)	172	183
Banc of America Funding, Ser 2010-R5, Cl 1A1
5.500%, 10/26/2037 (C)	231	242
Banc of America Merrill Lynch Commercial Mortgage, Ser 2002-PB2, Cl B
6.309%, 06/11/2035	27	27
Banc of America Merrill Lynch Commercial Mortgage, Ser 2004-6, Cl A3
4.512%, 12/10/2042	33	33
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-2, Cl A5
4.857%, 07/10/2043 (A)	365	400
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-3, Cl AM
4.727%, 07/10/2043	300	318
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-3, Cl A4
5.889%, 07/10/2044 (A)	215	247
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-4, Cl A4
5.634%, 07/10/2046	225	259
Banc of America Mortgage Securities, Ser 2003-3, Cl 2A1
0.767%, 05/25/2018 (A)	87	83
Banc of America Mortgage Securities, Ser 2003-6, Cl 2A1
0.667%, 08/25/2018 (A)	34	33
Banc of America Mortgage Securities, Ser 2004-3, Cl 1A26
5.500%, 04/25/2034	200	205

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Mortgage Securities, Ser 2004-3, Cl 3A1
5.000%, 04/25/2019	$56	$57
Banc of America Mortgage Securities, Ser 2004-5, Cl 4A1
4.750%, 06/25/2019	82	85
BCAP LLC Trust, Ser 2009-RR10, Cl 17A1
5.750%, 06/26/2037 (C)	145	148
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/2034 (C)	408	434
BCAP LLC Trust, Ser 2009-RR13, Cl 11A1
5.250%, 05/26/2037 (A) (C)	1	1
BCAP LLC Trust, Ser 2009-RR13, Cl 17A2
5.500%, 04/26/2037 (A) (C)	123	130
BCAP LLC Trust, Ser 2010-RR5, Cl 2A5
5.240%, 04/26/2037 (A) (C)	294	295
BCAP LLC Trust, Ser 2010-RR6, Cl 5A1
5.500%, 11/26/2037 (A) (C)	59	59
BCAP LLC Trust, Ser 2010-RR7, Cl 1A5
5.017%, 04/26/2035 (A) (C)	75	74
BCAP LLC Trust, Ser 2010-RR7, Cl 2A1
2.445%, 07/26/2045 (A) (C)	220	208
BCAP LLC Trust, Ser 2010-RR7, Cl 15A1
1.036%, 01/26/2036 (A) (C)	116	109
BCAP LLC Trust, Ser 2010-RR7, Cl 16A1
0.848%, 02/26/2047 (A) (C)	54	51
BCAP LLC Trust, Ser 2010-RR12, Cl 2A5
4.500%, 01/26/2036 (A) (C)	174	178
BCAP LLC Trust, Ser 2011-RR4, Cl 6A3
5.000%, 08/26/2037 (A) (C)	184	183
BCAP LLC Trust, Ser 2011-RR5
0.385%, 05/28/2036 (A) (C)	215	191
BCAP LLC Trust, Ser 2011-RR5, Cl 14A3
2.933%, 07/26/2036 (A) (C)	159	153
BCAP LLC Trust, Ser 2011-RR10, Cl 2A1
4.326%, 09/26/2037 (A) (C)	443	395
BCAP LLC Trust, Ser 2012-RR2, Cl 1A1
0.386%, 08/26/2036 (A) (C)	418	399
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
5.090%, 05/25/2034 (A)	95	97
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-5, Cl A1
2.240%, 08/25/2035 (A)	164	166
Bear Stearns Commercial Mortgage Securities, Ser 2002-TOP8, Cl A2
4.830%, 08/15/2038	4	4

SEI Institutional Managed Trust / Annual Report / September 30, 2012	103

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR7, Cl A2
4.945%, 02/11/2041	$14	$14
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, IO
0.308%, 06/11/2041 (A) (C)	2,459	34
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.297%, 10/12/2042 (A)	795	894
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW11, Cl A
5.621%, 03/11/2039 (A)	100	114
CFCRE Commercial Mortgage Trust, Ser 2011-C2, Cl A4
3.834%, 12/15/2047	290	319
Chase Mortgage Finance, Ser 2003-S9, Cl AP, PO
0.000%, 10/25/2018	51	51
Chase Mortgage Finance, Ser 2003-S15, Cl 2A10
0.667%, 01/25/2034 (A)	26	26
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
3.000%, 02/25/2037 (A)	119	122
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
2.947%, 02/25/2037 (A)	58	59
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
3.083%, 07/25/2037 (A)	151	150
Chase Mortgage Finance, Ser 2007-A2, Cl 2A1
2.872%, 07/25/2037 (A)	153	160
Citigroup Commercial Mortgage Trust, Ser 2005-C3, Cl AM
4.830%, 05/15/2043 (A)	120	128
Citigroup Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.888%, 12/10/2049 (A)	340	400
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 2A11
5.500%, 05/25/2035	115	117
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 1A1A
3.040%, 11/25/2038 (A) (C)	215	217
Citigroup Mortgage Loan Trust, Ser 2010-7, Cl 10A1
2.610%, 02/25/2035 (A) (C)	93	94
Citigroup Mortgage Loan Trust, Ser 2010-8, Cl 5A6
4.000%, 11/25/2036 (C)	1,112	1,157
Citigroup Mortgage Loan Trust, Ser 2010-8, Cl 6A6
4.500%, 12/25/2036 (C)	549	570

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup Mortgage Loan Trust, Ser 2011-3, Cl 1A1
0.296%, 02/25/2047 (A) (C)	$94	$93
Citigroup Mortgage Loan Trust, Ser 2011-5, Cl 1A1
0.407%, 02/25/2046 (A) (C)	135	125
Citigroup, Ser 2007-CD4, Cl A4
5.322%, 12/11/2049	90	102
Citigroup/Deutsch Bank Commercial Mortgage Trust, Ser 2007-CD4, IO
0.245%, 12/11/2049 (A) (C)	12,190	95
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.083%, 01/15/2046 (A) (C)	14,396	28
COMM 2012-CCRE2 Mortgage Trust, Ser 2012-CR2, IO
2.141%, 08/15/2045 (A)	770	97
COMM 2012-CCRE2 Mortgage Trust, Ser CR2, Cl A2
2.025%, 08/15/2045	265	275
COMM 2012-CCRE2 Mortgage Trust, Ser CR2, Cl ASB
2.752%, 08/15/2045	265	277
Commercial Mortgage Asset Trust, Ser 1999-C1, Cl A4
6.975%, 01/17/2032 (A)	88	89
Commercial Mortgage Pass-Through Certificates, Ser 2007-C9, Cl A4
6.005%, 12/10/2049 (A)	400	476
Commercial Mortgage Pass-Through Certificates, Ser CR1, Cl A3
3.391%, 05/15/2045	342	369
Commercial Mortgage Pass-Through Certificates, Ser 2001-J2A, Cl A2
6.096%, 07/16/2034 (C)	—	—
Commercial Mortgage Pass-Through Certificates, Ser 2001-J2A, Cl B
6.304%, 07/16/2034 (C)	393	393
Commercial Mortgage Pass-Through Certificates, Ser 2012-LC4, Cl A4
3.288%, 12/10/2044	560	601
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-39, Cl A6
5.000%, 10/25/2033	289	299
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-J13, Cl 1A7
5.250%, 01/25/2034	455	470
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-J7, Cl 4A3
9.493%, 08/25/2018 (A)	35	39
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/2019	107	109

104	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/2033	$343	$353
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	125	133
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 8A1
6.000%, 11/25/2018	136	140
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
2.738%, 10/25/2033 (A)	1,058	1,007
Credit Suisse First Boston Mortgage Securities, Ser 2005-C1, Cl A3
4.813%, 02/15/2038	268	276
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl A4
4.832%, 04/15/2037	378	410
Credit Suisse Mortgage Capital Certificates, Ser 2006-C2, Cl A3
5.852%, 03/15/2039 (A)	215	240
Credit Suisse Mortgage Capital Certificates, Ser 2006-C4, Cl A3
5.467%, 09/15/2039	200	226
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/2039	894	1,017
Credit Suisse Mortgage Capital Certificates, Ser 2009-12R, Cl 7A1
5.500%, 10/27/2035 (C)	3	3
Credit Suisse Mortgage Capital Certificates, Ser 2010-11R, Cl A1
1.250%, 06/28/2047 (A) (C)	10	10
Credit Suisse Mortgage Capital Certificates, Ser 2010-12R, Cl 14A1
2.879%, 09/26/2046 (A) (C)	129	129
Credit Suisse Mortgage Capital Certificates, Ser 2010-15R, Cl 7A1
5.340%, 10/26/2037 (A) (C)	21	20
Credit Suisse Mortgage Capital Certificates, Ser 2010-16, Cl A3
4.250%, 06/25/2050 (A) (C)	100	96
Credit Suisse Mortgage Capital Certificates, Ser 2010-1R, Cl 26A1
4.750%, 05/27/2037 (C)	94	94
Credit Suisse Mortgage Capital Certificates, Ser 2011-16R, Cl 7A3
3.500%, 12/27/2036 (A) (C)	285	283
Credit Suisse Mortgage Capital Certificates, Ser 2011-6R, Cl 3A1
2.948%, 07/28/2036 (A) (C)	135	127
Credit Suisse Mortgage Capital Certificates, Ser 2011-7R, Cl A1
1.465%, 08/28/2047 (A) (C)	348	342

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse Mortgage Capital Certificates, Ser 2011-9R, Cl A1
2.216%, 03/27/2046 (A) (C)	$439	$435
CW Capital Cobalt, Ser 2006-C1, Cl A4
5.223%, 08/15/2048	215	241
DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/2044 (A) (C)	500	582
DBRR Trust, Ser EZ1, Cl A
0.946%, 09/25/2045 (C)	690	691
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A4
4.537%, 07/10/2044 (C)	529	608
Deutsche ALT-A Securities Alternate Loan Trust, Ser 2005-1, Cl 2A1
5.626%, 02/25/2020 (A)	89	92
Deutsche Mortgage Securities, Ser 2009-RS2, Cl 4A1
0.376%, 04/26/2037 (A) (C)	60	58
Developers Diversified Realty, Ser 2009-DDR1, Cl A
3.807%, 10/14/2022 (C)	671	706
FDIC Structured Sale Guaranteed Notes, Ser 2010-C1, Cl A
2.980%, 12/06/2020 (C)	278	292
First Horizon Asset Securities, Ser 2003-8, Cl 2A1
4.500%, 09/25/2018	108	111
GE Capital Assurance, Ser 2003-1, Cl A4
5.254%, 05/12/2035 (A) (C)	521	554
GMAC Commercial Mortgage Securities, Ser 2001-C2, Cl B
6.790%, 04/15/2034	38	38
GMAC Commercial Mortgage Securities, Ser 2003-C3, Cl A4
5.023%, 04/10/2040	179	185
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl AM
5.290%, 11/10/2045 (A)	291	306
GMAC Mortgage Loan Trust, Ser 2003-AR1, Cl A4
3.136%, 10/19/2033 (A)	206	213
GMAC Mortgage Loan Trust, Ser 2003-GH2, Cl A4
5.000%, 10/25/2033	160	161
GMAC Mortgage Loan Trust, Ser 2003-J7, Cl A7
5.000%, 11/25/2033	246	257
GMAC Mortgage Loan Trust, Ser 2004-J5, Cl A7
6.500%, 01/25/2035	203	209
GMAC Mortgage Loan Trust, Ser 2004-J6, Cl 1A1
5.000%, 01/25/2020	97	100

SEI Institutional Managed Trust / Annual Report / September 30, 2012	105

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A6
5.135%, 06/10/2036 (A)	$9	$9
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A7
5.317%, 06/10/2036 (A) (D)	870	919
Greenwich Capital Commercial Funding, Ser 2005-GG3, Cl AAB
4.619%, 08/10/2042	357	363
Greenwich Capital Commercial Funding, Ser 2005-GG5, Cl A5
5.224%, 04/10/2037 (A)	735	815
Greenwich Capital Commercial Funding, Ser 2007-GG11, Cl A4
5.736%, 12/10/2049	40	47
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl A4
5.444%, 03/10/2039	760	868
GS Mortgage Securities II, Ser 2006-GG8, Cl X, IO
0.809%, 11/10/2039 (A) (C)	3,089	61
GS Mortgage Securities II, Ser 2010-C1, Cl A2
4.592%, 08/10/2043 (C)	140	163
GS Mortgage Securities II, Ser 2011-GC5, Cl A4
3.707%, 08/10/2044	1,725	1,908
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AF
0.566%, 09/25/2035 (A) (C)	187	151
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
4.430%, 10/25/2033 (A)	361	370
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	226	236
GSR Mortgage Loan Trust, Ser 2005-5F, Cl 8A3
0.717%, 06/25/2035 (A)	63	60
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	47	49
Homestar Mortgage Acceptance, Ser 2004-5, Cl A1
0.667%, 10/25/2034 (A)	1,426	1,419
Impac Funding, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (C)	711	779
Impac Secured Assets CMN Owner Trust, Ser 2003-2, Cl A1
5.500%, 08/25/2033	124	130
Impac Secured Assets CMN Owner Trust, Ser 2006-1, Cl 2A1
0.566%, 05/25/2036 (A)	113	112

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Impac Secured Assets CMO Owner Trust, Ser 2006-2, Cl 2A1
0.566%, 08/25/2036 (A)	$145	$146
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl D
6.847%, 04/15/2035 (A)	134	135
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-C2, Cl B
5.211%, 12/12/2034 (A)	46	46
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-LN2, Cl A2
5.115%, 07/15/2041	512	544
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP1
5.038%, 03/15/2046 (A)	1,005	1,095
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP2, Cl A3A
4.678%, 07/15/2042	105	106
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB15, Cl X1, IO
0.117%, 06/12/2043 (A)	13,221	87
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A2
5.134%, 05/15/2047	83	87
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3SF
0.376%, 05/15/2047 (A)	150	142
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-CB18, Cl A4
5.716%, 02/15/2051	125	147
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD11, Cl A4
6.003%, 06/15/2049 (A)	624	722
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl A4
5.882%, 02/15/2051 (A)	38	45
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C1, Cl A1
3.853%, 06/15/2043 (C)	—	—
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl A1
3.300%, 08/05/2032 (C)	127	136
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl A2
4.311%, 08/05/2032 (C)	204	226
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C3, Cl A4
4.717%, 02/16/2046 (C)	189	218
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl A3
2.829%, 10/15/2045	464	476
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl ASB
2.379%, 10/15/2045	211	216

106	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser LDP8, Cl A4
5.399%, 05/15/2045	$915	$1,057
JPMorgan Mortgage Trust, Ser 2004-A3, Cl 4A1
3.045%, 07/25/2034 (A)	51	51
JPMorgan Mortgage Trust, Ser 2004-A4, Cl 1A1
3.028%, 09/25/2034 (A)	55	56
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 5A1
4.485%, 02/25/2035 (A)	5	5
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
3.014%, 08/25/2034 (A)	468	472
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
2.710%, 11/25/2033 (A)	237	239
JPMorgan Mortgage Trust, Ser 2006-A3, Cl 6A1
2.987%, 08/25/2034 (A)	246	243
JPMorgan Re-REMIC, Ser 2010-4, Cl 7A1
3.018%, 08/26/2035 (A) (C)	107	106
LB Commercial Conduit Mortgage Trust, Ser 2007-C3, Cl A3
6.073%, 07/15/2044 (A)	129	136
LB-UBS Commercial Mortgage Trust, Ser 2004-C7, Cl A5
4.628%, 10/15/2029	80	81
LB-UBS Commercial Mortgage Trust, Ser 2005-C3, Cl AM
4.794%, 07/15/2040	365	392
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4
5.156%, 02/15/2031	200	224
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.211%, 02/15/2041 (A) (C)	7,904	82
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl A4
6.064%, 06/15/2038 (A)	425	491
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A3
5.398%, 02/15/2040	40	42
LB-UBS Commercial Mortgage Trust, Ser C1, Cl A4
5.424%, 02/15/2040	330	381
LVII Resecuritization Trust, Ser 2009-2, Cl A5
3.000%, 09/27/2037 (A) (C)	160	160
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A6
2.623%, 11/21/2034 (A)	93	93

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Master Alternative Loans Trust, Ser 2003-9, Cl 2A1
6.000%, 12/25/2033	$137	$145
Master Resecuritization Trust, Ser 2005, Cl PO, PO
0.000%, 05/28/2035 (C)	83	65
Master Seasoned Securities Trust, Ser 2004-2, Cl A2
6.500%, 08/25/2032	483	513
MASTR Asset Securitization Trust, Ser 2003-11, Cl 9A6
5.250%, 12/25/2033	315	329
MASTR Asset Securitization Trust, Ser 2003-2, Cl 1A1
5.000%, 03/25/2018	38	40
MASTR Asset Securitization Trust, Ser 2003-3, Cl 3A18
5.500%, 04/25/2033	82	84
Merrill Lynch Mortgage Investors, Ser 2003-A4, Cl 2A
2.753%, 07/25/2033 (A)	48	49
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 4A
5.204%, 02/25/2034 (A)	407	422
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A3A
4.949%, 07/12/2038 (A)	127	134
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl AJ
5.498%, 01/12/2044 (A)	120	126
Merrill Lynch Mortgage Trust, Ser 2006-C1, Cl A4
5.847%, 05/12/2039 (A)	150	173
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, IO
0.243%, 12/12/2049 (A) (C)	3,091	39
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, Cl A3
5.172%, 12/12/2049 (A)	496	566
MLCC Mortgage Investors, Ser 2004-A, Cl A2
0.905%, 04/25/2029 (A)	97	91
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl A3
2.825%, 08/15/2045	158	165
Morgan Stanley Capital I, Ser 2004-T13, Cl A3
4.390%, 09/13/2045	32	33
Morgan Stanley Capital I, Ser 2005-HQ5, Cl AAB
5.037%, 01/14/2042	54	56
Morgan Stanley Capital I, Ser 2005-HQ7, Cl AAB
5.360%, 11/14/2042 (A)	35	35

SEI Institutional Managed Trust / Annual Report / September 30, 2012	107

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Capital I, Ser 2005-T19, Cl A4A
4.890%, 06/12/2047	$840	$927
Morgan Stanley Capital I, Ser 2007-HQ11, IO
0.401%, 02/12/2044 (A) (C)	8,549	56
Morgan Stanley Capital I, Ser 2007-IQ16, Cl A4
5.809%, 12/12/2049	713	846
Morgan Stanley Capital I, Ser 2007-T27, Cl A4
5.823%, 06/11/2042 (A)	100	118
Morgan Stanley Capital I, Ser 2009-IO, Cl A1
3.000%, 07/17/2056 (C)	21	21
Morgan Stanley Capital I, Ser 2011-C3, Cl A2
3.224%, 07/15/2049	290	314
Morgan Stanley Capital I, Ser 2011-C3, Cl A4
4.118%, 07/15/2049	170	194
Morgan Stanley Capital I, Ser 2012-C4, Cl A4
3.244%, 03/15/2045	343	365
Morgan Stanley Capital I, Ser 2012-XA
2.000%, 07/27/2049	706	712
0.250%, 07/27/2049	130	94
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Cl A4
6.390%, 07/15/2033	8	8
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl A2
4.920%, 03/12/2035	223	225
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl B
5.040%, 03/12/2035	111	112
Morgan Stanley Re-REMIC Trust, Ser 2009-IO, PO
0.000%, 07/17/2056 (C)	150	132
Morgan Stanley Re-REMIC Trust, Ser 2009-IO, Cl A2
5.000%, 07/17/2056 (C)	250	256
Morgan Stanley Re-REMIC Trust, Ser 2010-C30A, Cl A3A
3.250%, 12/17/2043 (C)	120	120
Morgan Stanley Re-REMIC Trust, Ser 2010-HQ4B, Cl A7A
4.970%, 04/16/2040 (C)	250	264
Morgan Stanley Re-REMIC Trust, Ser 2011-IO, Cl A
2.500%, 03/23/2051 (C)	472	476
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	94	99

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Prime Mortgage Trust, Ser 2004-CL1, Cl 1PO, PO
0.000%, 02/25/2034	$37	$36
RBSSP Resecuritization Trust, Ser 2010-9, Cl 7A5
4.000%, 05/26/2037 (A) (C)	204	204
Residential Accredit Loans, Ser 2003-QS15, Cl A7
5.500%, 08/25/2033	235	243
Residential Accredit Loans, Ser 2003-QS18, Cl A1
5.000%, 09/25/2018	140	144
Residential Accredit Loans, Ser 2004-QA7, Cl A4
5.500%, 05/25/2034	316	292
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031	561	579
Residential Asset Securitization Trust, Ser 2002-A13, Cl A4
5.250%, 12/25/2017	68	70
Residential Asset Securitization Trust, Ser 2003-A5, Cl A1
5.500%, 06/25/2033	107	111
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.729%, 12/25/2034 (A)	799	805
Salomon Brothers Mortgage Securities VII, Ser 2003-HYB1, Cl A
2.755%, 09/25/2033 (A)	162	160
Sequoia Mortgage Trust, Ser 2010-H1, Cl A1
3.750%, 02/25/2040 (A)	31	32
Sequoia Mortgage Trust, Ser 2011-1, Cl A1
4.125%, 02/25/2041 (A)	59	62
Springleaf Mortgage Loan Trust, Ser 2011-1A, Cl A1
4.050%, 01/25/2058 (A) (C)	188	194
Springleaf Mortgage Loan Trust, Ser 2011-1A, Cl A2
5.450%, 01/25/2058 (A) (C)	300	317
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl A
2.220%, 10/25/2057 (A) (C)	117	117
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl M4
6.000%, 10/25/2057 (A) (C)	100	97
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-6, Cl 5A4
4.914%, 06/25/2034 (A)	104	105
Structured Asset Securities, Ser 2003-16, Cl A3
0.717%, 06/25/2033 (A)	90	87

108	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Structured Asset Securities, Ser 2003-24A, Cl 3A2
2.750%, 07/25/2033 (A)	$324	$327
Structured Asset Securities, Ser 2003-32, Cl 1A1
5.295%, 11/25/2033 (A)	87	92
Structured Asset Securities, Ser 2003-33H, Cl 1A1
5.500%, 10/25/2033	192	195
Structured Asset Securities, Ser 2003-37A, Cl 2A
5.026%, 12/25/2033 (A)	98	100
Structured Asset Securities, Ser 2004-5H, Cl A4
5.540%, 12/25/2033	317	310
UBS-BAMLL Trust, Ser 2012-WRM, Cl A
3.663%, 06/10/2030 (C)	145	156
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, IO
1.994%, 05/10/2063 (A) (C)	778	83
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	130	141
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A3
2.728%, 08/10/2049	224	232
Vendee Mortgage Trust CMO, Ser 1993-1, Cl ZB
7.250%, 02/15/2023	781	927
Vericrest Opportunity Loan Transferee, Ser 2011-NL3A, Cl A1
5.194%, 09/25/2051 (A) (C)	60	60
Vericrest Opportunity Loan Transferee, Ser 2011-NL3A, Cl A2
9.318%, 09/25/2051 (A) (C)	112	112
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C7, Cl A1
4.241%, 10/15/2035 (C)	9	10
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C8, Cl A3
4.445%, 11/15/2035	104	105
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.438%, 10/25/2033 (A)	230	236
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.318%, 08/25/2033 (A)	129	129
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR8, Cl A
2.462%, 08/25/2033 (A)	59	61
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.449%, 09/25/2033 (A)	209	213

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates, Ser 2003-S13, Cl 21A1
4.500%, 12/25/2018	$78	$81
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
16.867%, 06/25/2033 (A)	39	44
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	622	652
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A1
2.584%, 06/25/2034 (A)	92	94
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
2.584%, 06/25/2034 (A)	139	141
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 7A
5.500%, 08/25/2019	190	199
WaMu Mortgage Pass-Through Certificates, Ser 2004-RA4, Cl 3A
7.500%, 07/25/2034	450	472
WaMu Mortgage Pass-Through Certificates, Ser 2004-S2, Cl 2A4
5.500%, 06/25/2034	252	257
Wells Fargo Mortgage Loan Trust, Ser 2012-RR1, Cl A1
2.847%, 08/27/2037 (A) (C)	151	151
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-15, Cl 1A1
4.750%, 12/25/2018	172	178
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-J, Cl 2A5
4.430%, 10/25/2033 (A)	33	33
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-K, Cl 1A1
4.444%, 11/25/2033 (A)	112	115
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A2
4.500%, 05/25/2034 (A)	45	47
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A1
2.615%, 12/25/2034 (A)	222	229
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A2
2.615%, 12/25/2034 (A)	222	229
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 3A1
2.949%, 12/25/2034 (A)	106	109
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl 1A1
2.615%, 06/25/2034 (A)	390	393
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-I, Cl 1A1
2.720%, 07/25/2034 (A)	222	224

SEI Institutional Managed Trust / Annual Report / September 30, 2012	109

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-P, Cl 2A1
2.616%, 09/25/2034 (A)	$385	$388
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A1
2.641%, 10/25/2034 (A)	117	119
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A2
2.641%, 10/25/2034 (A)	234	239
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-1, Cl 2A1
5.000%, 01/25/2020	62	65
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 2A1
2.706%, 06/25/2035 (A)	204	207
WF-RBS Commercial Mortgage Trust, Ser 2011-C5, Cl A4
3.667%, 11/15/2044	790	875
WF-RBS Commercial Mortgage Trust, Ser C3, Cl A4
4.375%, 03/15/2044 (C)	125	143

		68,597

Total Mortgage-Backed Securities (Cost $340,254) ($ Thousands)		360,005

CORPORATE OBLIGATIONS — 23.8%

Consumer Discretionary — 1.7%
CBS
7.875%, 07/30/2030	90	122
5.750%, 04/15/2020	25	30
4.850%, 07/01/2042 (D)	—	—
Comcast
7.050%, 03/15/2033 (D)	90	118
6.950%, 08/15/2037	30	41
6.500%, 01/15/2017	1,280	1,551
6.450%, 03/15/2037	90	116
4.650%, 07/15/2042 (D)	110	118
Comcast Cable Holdings
10.125%, 04/15/2022	45	67
COX Communications
5.450%, 12/15/2014	70	77
Cox Enterprises
7.375%, 07/15/2027 (C)	50	62
Daimler Finance North America
6.500%, 11/15/2013	80	85
2.625%, 09/15/2016 (C)	150	157
1.875%, 09/15/2014 (C)	540	548
1.300%, 07/31/2015 (C) (D)	860	863
DIRECTV Holdings
6.000%, 08/15/2040	515	574
5.150%, 03/15/2042	185	188
4.600%, 02/15/2021	100	109
3.800%, 03/15/2022	255	262

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Discovery Communications
4.950%, 05/15/2042	$25	$27
4.375%, 06/15/2021	53	59
ERAC USA Finance (C)
6.700%, 06/01/2034	71	85
5.625%, 03/15/2042	31	33
2.750%, 03/15/2017	16	17
Gap
5.950%, 04/12/2021 (D)	505	563
Historic TW
9.150%, 02/01/2023	200	287
Johnson Controls
5.250%, 12/01/2041	120	135
4.250%, 03/01/2021	65	71
3.750%, 12/01/2021	69	73
Kohl’s
4.000%, 11/01/2021	30	33
Lowe’s MTN
7.110%, 05/15/2037	110	151
5.125%, 11/15/2041	11	13
LVMH Moet Hennessy Louis Vuitton
1.625%, 06/29/2017 (C)	555	560
Macy’s Retail Holdings
7.450%, 07/15/2017	35	43
5.125%, 01/15/2042	14	15
3.875%, 01/15/2022	26	28
NBCUniversal Media
5.950%, 04/01/2041	50	61
4.450%, 01/15/2043	242	241
2.875%, 01/15/2023	363	362
Newell Rubbermaid
4.700%, 08/15/2020	47	52
News America
7.300%, 04/30/2028	150	187
7.250%, 05/18/2018	50	63
6.650%, 11/15/2037	25	32
6.150%, 03/01/2037	597	715
6.150%, 02/15/2041	111	138
NVR
3.950%, 09/15/2022	50	51
Omnicom Group
3.625%, 05/01/2022	235	248
Pearson Funding Four
3.750%, 05/08/2022 (C)	220	229
Reed Elsevier Capital
8.625%, 01/15/2019	180	231
Staples
9.750%, 01/15/2014	80	89
TCI Communications
8.750%, 08/01/2015	210	254
7.125%, 02/15/2028	200	263
Thomson Reuters
4.700%, 10/15/2019	75	86
3.950%, 09/30/2021	109	119

110	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Time Warner
7.625%, 04/15/2031	$620	$866
5.375%, 10/15/2041	12	14
Time Warner Cable
8.250%, 04/01/2019	200	268
7.300%, 07/01/2038	110	150
6.750%, 07/01/2018	920	1,157
5.875%, 11/15/2040	520	612
5.500%, 09/01/2041 (D)	159	180
4.500%, 09/15/2042	165	165
4.000%, 09/01/2021	360	397
University of Pennsylvania
4.674%, 09/01/2112	160	182
Viacom
3.875%, 12/15/2021	75	82
WPP Finance 2010
5.125%, 09/07/2042	210	207
Wyndham Worldwide
4.250%, 03/01/2022	285	293
2.950%, 03/01/2017	130	131

		15,406

Consumer Staples — 1.6%
Altria Group
4.750%, 05/05/2021	340	389
2.850%, 08/09/2022	160	160
Anheuser-Busch InBev Worldwide
7.750%, 01/15/2019	745	1,008
2.500%, 07/15/2022	320	325
1.375%, 07/15/2017	795	805
0.800%, 07/15/2015 (D)	780	783
Bunge Finance
8.500%, 06/15/2019	120	152
Church & Dwight
2.875%, 10/01/2022	180	183
Coca-Cola
1.800%, 09/01/2016	436	454
ConAgra Foods
3.250%, 09/15/2022	145	146
2.100%, 03/15/2018	167	169
1.350%, 09/10/2015	160	161
CVS Caremark
6.125%, 09/15/2039	40	52
CVS Pass-Through Trust
5.926%, 01/10/2034 (C)	96	113
Diageo Capital
4.828%, 07/15/2020	90	106
Diageo Investment
2.875%, 05/11/2022	380	396
Ingredion
1.800%, 09/25/2017	180	181
Kellogg
3.125%, 05/17/2022	35	37
1.750%, 05/17/2017	115	117

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Kimberly-Clark
2.400%, 03/01/2022	$12	$12
Kraft Foods
6.500%, 02/09/2040	615	833
5.375%, 02/10/2020	270	326
Kraft Foods Group (C)
6.125%, 08/23/2018	225	276
5.375%, 02/10/2020	31	37
5.000%, 06/04/2042	175	195
3.500%, 06/06/2022	1,045	1,104
Kroger
7.500%, 04/01/2031	90	118
5.400%, 07/15/2040	14	15
2.200%, 01/15/2017	40	41
PepsiCo
7.900%, 11/01/2018	11	15
3.000%, 08/25/2021	31	33
2.750%, 03/05/2022	675	701
2.500%, 05/10/2016	260	274
1.250%, 08/13/2017	845	853
0.700%, 08/13/2015	220	221
Pernod-Ricard (C)
5.750%, 04/07/2021 (D)	285	339
4.450%, 01/15/2022	220	243
Philip Morris International
4.500%, 03/20/2042	240	264
3.875%, 08/21/2042	150	151
2.500%, 08/22/2022	400	401
1.125%, 08/21/2017	415	415
SABMiller
5.500%, 08/15/2013 (C)	90	93
SABMiller Holdings
3.750%, 01/15/2022 (C)	245	266
Tyson Foods
4.500%, 06/15/2022 (D)	400	419
Walgreen
3.100%, 09/15/2022	235	238
1.800%, 09/15/2017 (D)	295	298
Wal-Mart Stores
5.625%, 04/15/2041 (D)	181	241

		14,159

Energy — 2.4%
Anadarko Finance, Ser B
7.500%, 05/01/2031	100	134
Anadarko Petroleum
7.625%, 03/15/2014	180	197
Apache
5.625%, 01/15/2017	250	298
Baker Hughes
7.500%, 11/15/2018	170	229
BG Energy Capital PLC
4.000%, 10/15/2021 (C)	575	636

SEI Institutional Managed Trust / Annual Report / September 30, 2012	111

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BP Capital Markets
3.245%, 05/06/2022	$310	$328
1.846%, 05/05/2017	372	380
Canadian Natural Resources
7.200%, 01/15/2032	50	68
6.450%, 06/30/2033	50	64
Canadian Oil Sands
6.000%, 04/01/2042 (C) (D)	242	278
Cenovus Energy
4.450%, 09/15/2042	19	20
3.000%, 08/15/2022	8	8
CenterPoint Energy Resources
5.950%, 01/15/2014	70	74
Conoco Funding
7.250%, 10/15/2031	130	195
ConocoPhillips
6.000%, 01/15/2020 (D)	100	128
DCP Midstream Operating
4.950%, 04/01/2022	285	300
Devon Energy
6.300%, 01/15/2019	80	99
5.600%, 07/15/2041	420	498
4.750%, 05/15/2042	17	18
3.250%, 05/15/2022	327	340
El Paso Pipeline Partners Operating
7.500%, 11/15/2040	99	129
4.100%, 11/15/2015	75	80
Encana
6.500%, 05/15/2019 (D)	100	122
6.500%, 02/01/2038	475	575
Energen
4.625%, 09/01/2021	255	265
Energy Transfer Partners
9.000%, 04/15/2019	47	61
6.700%, 07/01/2018	200	237
6.500%, 02/01/2042	190	219
5.200%, 02/01/2022	5	6
ENI
5.700%, 10/01/2040 (C)	300	310
Enterprise Products Operating
5.700%, 02/15/2042	150	173
4.050%, 02/15/2022	220	241
EOG Resources
2.625%, 03/15/2023	180	182
FMC Technologies
3.450%, 10/01/2022	235	239
Halliburton
6.150%, 09/15/2019	80	100
Hess
8.125%, 02/15/2019	260	344
Husky Energy
7.250%, 12/15/2019	83	107
Kerr-McGee
6.950%, 07/01/2024	723	933

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Kinder Morgan Energy Partners
5.000%, 08/15/2042	$145	$151
3.950%, 09/01/2022	80	86
Marathon Petroleum
6.500%, 03/01/2041	215	263
Nabors Industries
9.250%, 01/15/2019	50	65
Noble Energy
4.150%, 12/15/2021	230	248
Noble Holding International
5.250%, 03/15/2042	40	43
3.950%, 03/15/2022	12	13
Northern Natural Gas
4.100%, 09/15/2042 (C)	185	186
Occidental Petroleum
2.700%, 02/15/2023	319	328
1.750%, 02/15/2017	35	36
ONEOK Partners
6.125%, 02/01/2041	90	108
2.000%, 10/01/2017 (D)	190	194
Pemex Project Funding Master Trust
6.625%, 06/15/2035	350	439
Petrobras International Finance
5.375%, 01/27/2021	870	980
3.500%, 02/06/2017	545	570
2.875%, 02/06/2015	215	221
Petro-Canada
6.800%, 05/15/2038	475	648
6.050%, 05/15/2018	115	141
Petroleos Mexicanos
6.500%, 06/02/2041	45	56
2.000%, 12/20/2022	166	170
1.950%, 12/20/2022	473	484
1.700%, 12/20/2022	370	374
Phillips 66 (C)
5.875%, 05/01/2042	35	42
4.300%, 04/01/2022	26	28
2.950%, 05/01/2017	33	35
Reliance Holdings USA
5.400%, 02/14/2022 (C) (D)	285	304
Schlumberger Investment
3.300%, 09/14/2021 (C)	47	50
Shell International Finance
4.375%, 03/25/2020	140	164
Shell International Finance BV
1.125%, 08/21/2017	315	316
Southern Union
8.250%, 11/15/2029	675	843
Spectra Energy Capital
8.000%, 10/01/2019	200	260
Statoil
5.250%, 04/15/2019	140	170
4.250%, 11/23/2041	27	30
3.150%, 01/23/2022	33	35
3.125%, 08/17/2017	50	55

112	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Suncor Energy
6.850%, 06/01/2039	$50	$69
Talisman Energy
7.750%, 06/01/2019	273	347
Tennessee Gas Pipeline
8.000%, 02/01/2016	1,000	1,190
Tosco
7.800%, 01/01/2027	65	94
Total Capital
4.250%, 12/15/2021	50	57
Total Capital International
2.875%, 02/17/2022	37	38
2.700%, 01/25/2023	160	163
1.550%, 06/28/2017	356	363
TransCanada Pipelines
7.125%, 01/15/2019	50	64
6.500%, 08/15/2018	175	220
Transocean
7.350%, 12/15/2041	9	12
6.500%, 11/15/2020	120	143
6.375%, 12/15/2021	346	414
3.800%, 10/15/2022	265	266
Union Pacific Resources Group
7.150%, 05/15/2028	52	63
Weatherford International
5.950%, 04/15/2042	22	23
4.500%, 04/15/2022	20	21
Western Gas Partners
5.375%, 06/01/2021	95	108
4.000%, 07/01/2022	158	165
Williams
7.875%, 09/01/2021	566	742

		21,313

Financials — 12.5%
ABB Treasury Center USA
2.500%, 06/15/2016 (C)	350	366
ACE INA Holdings
5.600%, 05/15/2015	100	112
Achmea Hypotheekbank
3.200%, 11/03/2014 (C) (D)	537	563
Aflac
8.500%, 05/15/2019	25	33
6.450%, 08/15/2040	25	31
4.000%, 02/15/2022	52	57
African Development Bank
8.800%, 09/01/2019	100	133
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (C)	30	39
American Express
7.000%, 03/19/2018 (D)	170	215
American Express Credit MTN
7.300%, 08/20/2013	430	456
2.800%, 09/19/2016	44	47

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.375%, 03/24/2017	$435	$458
1.750%, 06/12/2015	525	537
American Honda Finance MTN (C)
3.875%, 09/21/2020	495	537
1.000%, 08/11/2015	210	210
American International Group
8.250%, 08/15/2018 (D)	110	141
6.400%, 12/15/2020	790	962
5.850%, 01/16/2018	5	6
4.875%, 06/01/2022 (D)	245	276
American Tower ‡
5.050%, 09/01/2020	104	116
4.500%, 01/15/2018	360	397
Andina de Fomento
3.750%, 01/15/2016	90	94
ANZ National Int’l MTN
3.125%, 08/10/2015 (C)	100	104
AON
6.250%, 09/30/2040	19	25
3.500%, 09/30/2015	11	12
ASIF Global Financing XIX
4.900%, 01/17/2013 (C)	336	338
Associates Corp of North America
6.950%, 11/01/2018	128	154
Australia & New Zealand Banking Group
1.000%, 10/06/2015 (C)	565	566
Bank of America MTN
7.375%, 05/15/2014	400	438
6.500%, 08/01/2016	1,325	1,532
6.100%, 06/15/2017	2,600	2,953
6.000%, 09/01/2017 (D)	330	382
5.875%, 02/07/2042	285	333
5.750%, 12/01/2017	90	104
5.700%, 01/24/2022	60	70
5.650%, 05/01/2018	1,540	1,756
5.625%, 07/01/2020	75	86
5.000%, 05/13/2021	480	528
3.875%, 03/22/2017 (D)	181	195
Bank of Montreal MTN
1.400%, 09/11/2017	108	109
Bank of New York Mellon MTN
4.600%, 01/15/2020	40	46
3.550%, 09/23/2021	34	37
2.950%, 06/18/2015 (D)	125	133
2.400%, 01/17/2017	129	136
Bank of Tokyo-Mitsubishi UFJ
3.850%, 01/22/2015 (C) (D)	100	106
Barclays Bank
5.200%, 07/10/2014	150	160
5.000%, 09/22/2016	100	111
2.750%, 02/23/2015	110	113
BB&T
4.900%, 06/30/2017	200	225
3.950%, 04/29/2016 (D)	160	177
3.375%, 09/25/2013	70	72

SEI Institutional Managed Trust / Annual Report / September 30, 2012	113

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns
7.250%, 02/01/2018 (D)	$1,500	$1,872
Berkshire Hathaway
3.750%, 08/15/2021	500	548
3.400%, 01/31/2022	65	69
Berkshire Hathaway Finance
5.400%, 05/15/2018 (D)	110	133
4.400%, 05/15/2042	181	186
1.600%, 05/15/2017	320	327
BlackRock
6.250%, 09/15/2017 (D)	145	177
Blackstone Holdings Finance
5.875%, 03/15/2021 (C)	295	329
BNP Paribas MTN
2.375%, 09/14/2017	190	191
Boston Properties ‡ (D)
3.850%, 02/01/2023	260	274
3.700%, 11/15/2018	135	146
Capital One Financial
7.375%, 05/23/2014	225	248
6.750%, 09/15/2017 (D)	145	178
4.750%, 07/15/2021	50	57
Caterpillar Financial Services MTN
7.150%, 02/15/2019	110	145
5.850%, 09/01/2017	140	169
CDP Financial
3.000%, 11/25/2014 (C)	515	540
Charles Schwab
3.225%, 09/01/2022 (C)	20	20
Chase Capital II
0.945%, 02/01/2027 (A)	560	429
Citigroup
8.125%, 07/15/2039 (D)	275	408
6.875%, 03/05/2038	775	1,018
6.375%, 08/12/2014	300	326
6.125%, 05/15/2018	254	301
6.010%, 01/15/2015	325	356
6.000%, 08/15/2017	620	722
5.875%, 01/30/2042	250	301
5.500%, 10/15/2014	115	124
5.375%, 08/09/2020 (D)	340	393
5.300%, 01/07/2016	220	242
4.500%, 01/14/2022	833	915
4.450%, 01/10/2017	418	459
2.650%, 03/02/2015	420	430
2.250%, 08/07/2015	355	360
0.977%, 08/25/2036 (A)	1,500	1,024
Citigroup Funding
1.875%, 10/22/2012	680	681
CME Group
5.750%, 02/15/2014	46	49
CNA Financial
5.875%, 08/15/2020	72	84
Comerica
3.000%, 09/16/2015	35	37

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CommonWealth ‡
6.650%, 01/15/2018	$60	$67
6.250%, 08/15/2016	100	109
Commonwealth Bank of Australia
2.250%, 03/16/2017 (C) (D)	250	260
Commonwealth Bank of Australia
1.950%, 03/16/2015	540	552
1.250%, 09/18/2015	250	251
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
5.800%, 09/30/2110 (C)	100	116
3.875%, 02/08/2022	245	260
3.375%, 01/19/2017	260	276
Credit Suisse USA
5.125%, 08/15/2015	170	188
Deutsche Bank MTN
3.875%, 08/18/2014	100	105
2.375%, 01/11/2013 (D)	100	100
Discover Financial Services
6.450%, 06/12/2017 (D)	250	284
DnB Boligkreditt
2.100%, 10/14/2015 (C) (D)	400	415
ERAC USA Finance
2.250%, 01/10/2014 (C)	58	59
ERP Operating ‡
5.750%, 06/15/2017	125	149
4.625%, 12/15/2021	64	74
Experian Finance
2.375%, 06/15/2017 (C)	425	431
Farmers Exchange Capital (C)
7.200%, 07/15/2048	1,321	1,550
7.050%, 07/15/2028	80	97
FDIC Structured Sale Guaranteed Notes
1.450%, 10/25/2013 (C) (E)	250	249
Federal Realty Investment Trust ‡
3.000%, 08/01/2022	130	129
Ford Motor Credit
3.984%, 06/15/2016	200	211
Ford Motor Credit LLC
5.875%, 08/02/2021	780	882
2.750%, 05/15/2015 (D)	510	520
General Electric Capital MTN
6.875%, 01/10/2039 (D)	745	995
6.750%, 03/15/2032 (D)	965	1,236
6.150%, 08/07/2037 (D)	885	1,084
6.000%, 08/07/2019	645	785
5.875%, 01/14/2038	475	566
5.625%, 09/15/2017 (D)	100	118
5.500%, 01/08/2020	180	213
5.400%, 02/15/2017	200	231
5.300%, 02/11/2021	800	918
4.625%, 01/07/2021	70	78
3.150%, 09/07/2022	635	638
2.300%, 04/27/2017	45	46

114	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

1.625%, 07/02/2015	$505	$514
0.822%, 05/05/2026 (A)	600	508
0.709%, 08/07/2018 (A)	850	811
Goldman Sachs Group
7.500%, 02/15/2019 (D)	710	881
6.250%, 09/01/2017	350	411
6.250%, 02/01/2041	300	347
6.150%, 04/01/2018	780	910
6.000%, 06/15/2020	940	1,084
5.750%, 01/24/2022	200	230
5.375%, 03/15/2020 (D)	1,250	1,395
3.300%, 05/03/2015	420	437
Goodman Funding Pty Ltd. ‡
6.000%, 03/22/2022 (C)	260	279
GTP Acquisition Partners I
4.347%, 06/15/2016 (C)	144	152
Hartford Financial Services Group
6.625%, 04/15/2042	75	91
HCP MTN ‡
6.300%, 09/15/2016 (D)	375	430
6.000%, 06/15/2014	500	533
5.650%, 12/15/2013	386	407
3.750%, 02/01/2019 (D)	1,448	1,518
3.150%, 08/01/2022	90	87
Health Care ‡
6.125%, 04/15/2020	1,775	2,064
Healthcare Realty Trust ‡
6.500%, 01/17/2017	1,400	1,596
HSBC Bank
4.125%, 08/12/2020 (C)	100	110
HSBC Bank USA NY
4.625%, 04/01/2014	175	184
HSBC Finance
6.676%, 01/15/2021 (C)	950	1,102
5.500%, 01/19/2016 (D)	140	155
4.750%, 07/15/2013	160	165
HSBC Holdings
4.875%, 01/14/2022	100	114
HSBC Holdings PLC
6.800%, 06/01/2038	235	287
4.000%, 03/30/2022	436	468
HSBC USA
2.375%, 02/13/2015	900	926
Hyundai Capital America
2.125%, 10/02/2017 (C)	60	60
ING Bank (C)
3.750%, 03/07/2017	200	211
2.000%, 09/25/2015	510	511
Inter-American Development Bank MTN
3.875%, 10/28/2041	318	348
3.200%, 08/07/2042	160	155
International Lease Finance (C) (D)
7.125%, 09/01/2018	500	582
6.750%, 09/01/2016	500	562

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Jackson National Life Global Funding MTN (C)
5.375%, 05/08/2013	$200	$206
4.700%, 06/01/2018	100	111
Jefferies Group
6.450%, 06/08/2027	160	164
6.250%, 01/15/2036	120	119
John Deere Capital MTN
5.750%, 09/10/2018	100	123
JPMorgan Chase
5.400%, 01/06/2042	185	215
4.650%, 06/01/2014 (D)	402	426
4.500%, 01/24/2022	665	738
3.450%, 03/01/2016	385	411
3.250%, 09/23/2022	210	213
3.150%, 07/05/2016	40	42
2.000%, 08/15/2017 (D)	263	265
JPMorgan Chase Bank
6.000%, 10/01/2017	2,677	3,168
JPMorgan Chase Capital XIII
1.312%, 09/30/2034 (A)	500	382
KeyBank
5.800%, 07/01/2014	250	269
KFW
2.000%, 10/04/2022	277	274
Kilroy Realty ‡
5.000%, 11/03/2015	100	109
4.800%, 07/15/2018	150	166
Lazard Group LLC
7.125%, 05/15/2015	363	400
6.850%, 06/15/2017	499	563
Liberty Mutual Group
6.500%, 05/01/2042 (C) (D)	280	303
Lincoln National
4.850%, 06/24/2021	10	11
Lloyds TSB Bank MTN
5.800%, 01/13/2020 (C)	310	358
Macquarie Bank
5.000%, 02/22/2017 (C)	170	182
Macquarie Group
7.625%, 08/13/2019 (C)	70	81
7.300%, 08/01/2014 (C)	120	129
7.300%, 08/01/2014	1,475	1,589
6.250%, 01/14/2021 (C)	96	104
6.000%, 01/14/2020 (C)	50	54
Markel
4.900%, 07/01/2022	150	158
Massachusetts Mutual Life Insurance (C)
8.875%, 06/01/2039	465	686
5.375%, 12/01/2041	49	56
MassMutual Global Funding II
2.875%, 04/21/2014 (C)	100	104
Merrill Lynch MTN
6.875%, 04/25/2018	100	120
6.400%, 08/28/2017	150	174

SEI Institutional Managed Trust / Annual Report / September 30, 2012	115

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MetLife
6.750%, 06/01/2016	$390	$467
6.400%, 12/15/2036	845	886
5.700%, 06/15/2035	15	18
4.125%, 08/13/2042	160	158
1.756%, 12/15/2017	210	212
Metropolitan Life Global Funding I (C)
5.125%, 06/10/2014	100	107
2.500%, 09/29/2015	520	541
1.700%, 06/29/2015	213	217
0.392%, 03/19/2014 (A)	1,125	1,125
Monumental Global Funding
5.500%, 04/22/2013 (C)	65	66
Morgan Stanley
7.300%, 05/13/2019	335	395
6.625%, 04/01/2018	2,050	2,355
6.250%, 08/28/2017 (D)	200	227
5.750%, 01/25/2021	100	110
5.625%, 09/23/2019	150	164
5.550%, 04/27/2017	100	110
5.500%, 07/28/2021 (D)	470	514
5.450%, 01/09/2017 (D)	470	513
4.200%, 11/20/2014	156	162
Murray Street Investment Trust I
4.647%, 03/09/2017 (F)	780	838
National Australia Bank (C)
3.750%, 03/02/2015	120	127
3.000%, 07/27/2016 (D)	180	190
2.000%, 06/20/2017	400	411
1.600%, 08/07/2015	380	384
National City
6.875%, 05/15/2019	50	62
National City Bank
0.780%, 06/07/2017 (A)	1,300	1,243
National Rural Utilities Cooperative Finance
10.375%, 11/01/2018	60	89
Nationwide Mutual Insurance (C)
9.375%, 08/15/2039	165	226
6.600%, 04/15/2034	35	35
5.810%, 12/15/2024 (A)	760	693
New York Life Global Funding
3.000%, 05/04/2015 (C)	720	762
New York Life Insurance
6.750%, 11/15/2039 (C)	255	354
NIBC Bank MTN
2.800%, 12/02/2014 (C)	415	433
Nomura Holdings
6.700%, 03/04/2020 (D)	115	131
5.000%, 03/04/2015	40	42
4.125%, 01/19/2016	60	62
Nordea Bank (C)
4.875%, 05/13/2021	230	242
4.250%, 09/21/2022	210	209
2.250%, 03/20/2015	475	484

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (C)	$470	$601
Oversea-Chinese Banking
1.625%, 03/13/2015 (C)	200	202
PACCAR Financial MTN
1.600%, 03/15/2017	53	54
1.550%, 09/29/2014	35	36
Pacific Life Global Funding (C)
5.150%, 04/15/2013	100	102
5.000%, 05/15/2017	50	54
Pacific Life Insurance
9.250%, 06/15/2039 (C)	80	106
Pipeline Funding
7.500%, 01/15/2030 (C)	625	765
PNC Funding
5.125%, 02/08/2020 (D)	90	107
3.300%, 03/08/2022	76	81
2.700%, 09/19/2016	20	21
Post Apartment Homes
4.750%, 10/15/2017	700	768
Principal Life Income Funding Trusts MTN
5.300%, 04/24/2013 (D)	125	128
5.100%, 04/15/2014	225	239
Private Export Funding
2.450%, 07/15/2024	476	479
1.450%, 08/15/2019	529	533
Prudential Covered Trust
2.997%, 09/30/2015 (C)	295	306
Prudential Financial MTN
5.625%, 05/12/2041	74	83
Prudential Holdings
8.695%, 12/18/2023 (C)	1,200	1,511
Prudential Insurance of America
8.300%, 07/01/2025 (C)	150	204
Rabobank Nederland MTN
3.200%, 03/11/2015 (C)	200	209
Royal Bank of Canada
2.300%, 07/20/2016	120	125
1.200%, 09/19/2017	140	141
Royal Bank of Scotland Group
2.550%, 09/18/2015	655	663
Safina
1.550%, 01/15/2022	238	238
Simon Property Group ‡
10.350%, 04/01/2019	130	187
6.750%, 05/15/2014	50	54
5.650%, 02/01/2020	38	46
4.125%, 12/01/2021	27	30
2.150%, 09/15/2017	125	129
SLM MTN
3.875%, 09/10/2015	150	155
Sparebank 1 Boligkreditt
2.300%, 06/30/2017 (C)	925	965
Stadshypotek
1.875%, 10/02/2019 (C)	1,154	1,154

116	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Svensk Exportkredit
1.750%, 05/30/2017	$210	$215
Svenska Handelsbanken
2.875%, 04/04/2017	287	302
Swedbank
2.125%, 09/29/2017	423	424
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (C)	150	206
Torchmark
3.800%, 09/15/2022	63	64
Toronto-Dominion Bank MTN
2.500%, 07/14/2016	72	76
Toyota Motor Credit MTN
3.400%, 09/15/2021	510	553
Travelers Property Casualty
7.750%, 04/15/2026	100	142
UBS MTN
5.875%, 12/20/2017	120	142
5.750%, 04/25/2018 (D)	100	118
US Bancorp MTN
3.000%, 03/15/2022	33	35
2.950%, 07/15/2022	25	25
2.450%, 07/27/2015	75	79
Ventas Realty L.P. ‡
4.000%, 04/30/2019	115	123
Wachovia Bank MTN
6.000%, 11/15/2017	590	711
0.719%, 03/15/2016 (A)	400	390
Wachovia Capital Trust III
5.570%, 12/31/2049 (A)	510	504
WEA Finance (C)
7.500%, 06/02/2014	1,140	1,256
3.375%, 10/03/2022	301	299
WEA Finance LLC (C)
7.125%, 04/15/2018	60	73
6.750%, 09/02/2019	70	85
4.625%, 05/10/2021	105	115
Wells Fargo MTN
3.500%, 03/08/2022	690	736
Westpac Banking
4.875%, 11/19/2019 (D)	170	194
2.450%, 11/28/2016 (C) (D)	200	210
1.375%, 07/17/2015 (C)	555	562
WR Berkley
4.625%, 03/15/2022	128	135

		112,009

Health Care — 1.0%
Amgen
5.750%, 03/15/2040	62	73
5.650%, 06/15/2042	297	354
5.375%, 05/15/2043 (D)	320	371
5.150%, 11/15/2041	830	925

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.500%, 03/15/2020	$22	$25
3.875%, 11/15/2021	100	107
3.450%, 10/01/2020	50	53
Aristotle Holding (C)
2.650%, 02/15/2017	385	403
2.100%, 02/12/2015	500	513
AstraZeneca
4.000%, 09/18/2042	54	55
1.950%, 09/18/2019	215	219
Boston Scientific
6.400%, 06/15/2016	210	243
Celgene
3.250%, 08/15/2022 (D)	420	424
1.900%, 08/15/2017	63	64
Coventry Health Care
5.950%, 03/15/2017	303	354
Gilead Sciences
5.650%, 12/01/2041	175	219
4.500%, 04/01/2021	195	224
GlaxoSmithKline Capital
2.850%, 05/08/2022	190	197
1.500%, 05/08/2017	619	630
Humana
7.200%, 06/15/2018	159	193
Life Technologies
5.000%, 01/15/2021	165	187
Medco Health Solutions
2.750%, 09/15/2015	35	37
Merck
2.400%, 09/15/2022	289	291
Novartis Capital
2.400%, 09/21/2022	214	217
Pharmacia
6.500%, 12/01/2018	120	153
Roche Holdings
6.000%, 03/01/2019 (C)	150	188
Teva Pharmaceutical Finance BV
3.650%, 11/10/2021	190	206
UnitedHealth Group
3.875%, 10/15/2020	180	198
3.375%, 11/15/2021	75	80
Watson Pharmaceuticals
4.625%, 10/01/2042	178	182
3.250%, 10/01/2022	250	253
1.875%, 10/01/2017	297	300
WellPoint
4.625%, 05/15/2042	136	137
3.300%, 01/15/2023	120	121
3.125%, 05/15/2022	478	477
1.875%, 01/15/2018	120	121
1.250%, 09/10/2015	135	136
Wyeth
5.950%, 04/01/2037	190	257

		9,187

SEI Institutional Managed Trust / Annual Report / September 30, 2012	117

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Industrials — 1.2%
ABB Finance USA
4.375%, 05/08/2042	$12	$13
2.875%, 05/08/2022	23	24
1.625%, 05/08/2017	20	20
ADT (C)
4.875%, 07/15/2042	22	24
3.500%, 07/15/2022	261	271
2.250%, 07/15/2017	183	188
American Airlines 2011-1 Class A Pass-Through Trust
5.250%, 01/31/2021 (D)	18	19
American Airlines 2011-2 Class A Pass-Through Trust
8.625%, 10/15/2021	78	84
BAE Systems (C)
5.800%, 10/11/2041	20	23
4.750%, 10/11/2021	750	826
BAE Systems Holdings (C)
6.375%, 06/01/2019	100	119
5.200%, 08/15/2015	90	98
Boeing
4.875%, 02/15/2020	210	255
Burlington Northern Santa Fe
7.290%, 06/01/2036	90	125
5.750%, 03/15/2018	950	1,159
5.400%, 06/01/2041	50	61
4.700%, 10/01/2019	75	87
3.450%, 09/15/2021	16	17
Canadian National Railway
5.850%, 11/15/2017	50	60
Cargill
7.350%, 03/06/2019 (C)	250	318
Caterpillar
0.950%, 06/26/2015	300	303
Continental Airlines Pass-Through Trust, Ser 1999-2, Cl C-2
7.256%, 03/15/2020	260	286
Continental Airlines Pass-Through Trust, Ser 2000-1
8.048%, 11/01/2020	362	413
Continental Airlines Pass-Through Trust, Ser 2009-2
7.250%, 11/10/2019 (D)	180	206
Continental Airlines Pass-Through Trust, Ser A, Cl A
5.983%, 04/19/2022 (D)	748	834
CSX
6.250%, 03/15/2018	155	190
Danaher
3.900%, 06/23/2021	22	25
Deere
3.900%, 06/09/2042	153	158
2.600%, 06/08/2022	15	15

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Delta Air Lines 2012-1 Class A Pass-Through Trust
4.750%, 05/07/2020	$21	$22
Delta Air Lines Pass-Through Trust, Ser 2007-1, Cl A
6.821%, 08/10/2022	142	157
Delta Air Lines Pass-Through Trust, Ser 2010-1
6.200%, 07/02/2018 (D)	511	559
Delta Air Lines Pass-Through Trust, Ser 2010-2
4.950%, 05/23/2019 (D)	46	49
Eaton
7.625%, 04/01/2024	75	100
Fluor
3.375%, 09/15/2021	68	72
JetBlue Airways 2004-1 G-1 Pass-Through Trust
0.764%, 12/15/2013 (A)	304	298
Koninklijke Philips Electronics
5.750%, 03/11/2018	24	29
3.750%, 03/15/2022	127	137
Lockheed Martin
5.720%, 06/01/2040	82	100
3.350%, 09/15/2021	650	687
2.125%, 09/15/2016	37	38
Norfolk Southern
6.000%, 05/23/2111	158	190
Northrop Grumman
1.850%, 11/15/2015	400	412
Pitney Bowes
5.600%, 03/15/2018	25	27
5.000%, 03/15/2015	50	53
4.875%, 08/15/2014	50	52
Republic Services
3.550%, 06/01/2022	29	31
Ryder System MTN
3.600%, 03/01/2016	35	37
2.500%, 03/01/2017	47	48
Schneider Electric
2.950%, 09/27/2022 (C)	207	208
Union Pacific
4.300%, 06/15/2042	20	21
4.163%, 07/15/2022	131	149
United Parcel Service of America
8.375%, 04/01/2020	50	70
United Technologies
8.875%, 11/15/2019	110	152
4.500%, 06/01/2042	137	154
3.100%, 06/01/2022	225	240
Waste Management
4.750%, 06/30/2020	93	107
2.600%, 09/01/2016	180	189

		10,609

118	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Information Technology — 0.2%
Arrow Electronics
6.875%, 07/01/2013	$20	$21
6.875%, 06/01/2018	95	111
6.000%, 04/01/2020	45	51
3.375%, 11/01/2015	5	5
Cisco Systems
5.900%, 02/15/2039	150	199
5.500%, 01/15/2040	100	128
Dell
5.650%, 04/15/2018	90	105
eBay
4.000%, 07/15/2042	21	20
2.600%, 07/15/2022	19	19
Hewlett-Packard
6.000%, 09/15/2041	100	106
4.375%, 09/15/2021	39	40
4.050%, 09/15/2022 (D)	39	39
2.600%, 09/15/2017	83	83
HP Enterprise Services
7.450%, 10/15/2029	125	151
Intel
4.800%, 10/01/2041	65	76
3.300%, 10/01/2021	70	76
International Business Machines
4.000%, 06/20/2042	169	184
Intuit
5.750%, 03/15/2017	75	87
Microsoft
4.500%, 10/01/2040	14	17
Oracle
6.125%, 07/08/2039	27	37
5.375%, 07/15/2040	17	22
Texas Instruments
1.650%, 08/03/2019	55	55
Xerox
4.500%, 05/15/2021	13	14
2.950%, 03/15/2017	27	28

		1,674

Materials — 0.5%
Barrick
3.850%, 04/01/2022 (D)	405	425
BHP Billiton Finance USA
6.500%, 04/01/2019	125	159
4.125%, 02/24/2042	40	43
3.250%, 11/21/2021	360	382
1.625%, 02/24/2017	42	43
Celulosa Arauco y Constitucion
4.750%, 01/11/2022	100	105
Cliffs Natural Resources
4.875%, 04/01/2021	30	29
CRH America
6.000%, 09/30/2016	31	35

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Dow Chemical
8.550%, 05/15/2019	$118	$158
5.250%, 11/15/2041 (D)	220	250
4.125%, 11/15/2021	61	66
E.I. du Pont de Nemours
5.600%, 12/15/2036	80	104
4.900%, 01/15/2041	25	30
1.950%, 01/15/2016	40	42
Freeport-McMoRan Copper
3.550%, 03/01/2022	240	240
2.150%, 03/01/2017	81	82
Mosaic
4.875%, 11/15/2041	30	33
3.750%, 11/15/2021	25	27
Potash Corp of Saskatchewan
6.500%, 05/15/2019	50	64
PPG Industries
9.000%, 05/01/2021 (D)	145	198
Praxair
5.200%, 03/15/2017	70	82
Rio Tinto Finance USA Ltd.
8.950%, 05/01/2014	80	90
3.750%, 09/20/2021	450	479
Teck Resources Limited
6.250%, 07/15/2041	127	138
Union Carbide
7.750%, 10/01/2096	50	57
Vale
5.625%, 09/11/2042 (D)	368	374
Vale Overseas Limited
6.875%, 11/21/2036	190	220
4.375%, 01/11/2022	585	615

		4,570

Telecommunication Services — 1.0%
America Movil
5.625%, 11/15/2017	200	240
3.125%, 07/16/2022	535	551
2.375%, 09/08/2016 (D)	200	208
AT&T
8.000%, 11/15/2031	13	20
6.400%, 05/15/2038	125	165
6.300%, 01/15/2038	435	571
5.500%, 02/01/2018	350	425
5.350%, 09/01/2040	423	509
3.875%, 08/15/2021	350	396
1.600%, 02/15/2017	365	374
0.875%, 02/13/2015	305	308
Bellsouth Capital Funding
7.120%, 07/15/2097	110	139
BellSouth Telecommunications
6.300%, 12/15/2015	110	115
British Telecommunications
5.950%, 01/15/2018	200	240

SEI Institutional Managed Trust / Annual Report / September 30, 2012	119

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Cellco Partnership
8.500%, 11/15/2018	$25	$35
Centel Capital
9.000%, 10/15/2019	65	79
CenturyLink
7.650%, 03/15/2042	130	138
7.600%, 09/15/2039	80	85
6.450%, 06/15/2021	120	135
Deutsche Telekom International Finance
5.750%, 03/23/2016	170	194
2.250%, 03/06/2017 (C)	925	946
Deutsche Telekom International Finance BV
6.000%, 07/08/2019	175	212
France Telecom
8.500%, 03/01/2031	50	75
2.750%, 09/14/2016	35	37
GTE
6.840%, 04/15/2018	150	190
Nippon Telegraph & Telephone
1.400%, 07/18/2017	65	66
Qwest
6.750%, 12/01/2021	156	187
Telecom Italia Capital
6.999%, 06/04/2018	150	165
Telefonica Emisiones SAU
6.221%, 07/03/2017	130	136
5.462%, 02/16/2021	23	23
5.134%, 04/27/2020	150	147
Telefonica Moviles Chile
2.875%, 11/09/2015 (C)	110	110
Verizon Communications
5.500%, 02/15/2018	200	244
Verizon Global Funding
7.750%, 12/01/2030	610	907
5.850%, 09/15/2035	40	51
Vodafone Group
5.450%, 06/10/2019	75	92
2.500%, 09/26/2022	264	264
1.625%, 03/20/2017	80	82
1.250%, 09/26/2017	265	265

		9,126

Utilities — 1.7%
AEP Texas Central Transition Funding
5.170%, 01/01/2018	575	673
5.090%, 07/01/2015	1,300	1,398
AGL Capital
6.375%, 07/15/2016	50	58
5.250%, 08/15/2019	50	59
4.450%, 04/15/2013	120	122
Alabama Power
6.125%, 05/15/2038	18	24
5.875%, 12/01/2022	95	120

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ameren
8.875%, 05/15/2014	$255	$284
Ameren Illinois
2.700%, 09/01/2022	320	326
American Water Capital
6.085%, 10/15/2017 (D)	100	119
Appalachian Power
6.700%, 08/15/2037	100	133
5.950%, 05/15/2033	100	115
Arizona Public Service
5.050%, 09/01/2041	47	54
4.500%, 04/01/2042	158	171
Atmos Energy
4.950%, 10/15/2014	75	81
Boston Gas
4.487%, 02/15/2042 (C)	35	38
Carolina Power & Light
5.300%, 01/15/2019	175	211
4.100%, 05/15/2042	150	156
3.000%, 09/15/2021	194	205
2.800%, 05/15/2022	25	26
CenterPoint Energy
6.500%, 05/01/2018	50	60
CenterPoint Energy Houston Electric
3.550%, 08/01/2042	190	186
CenterPoint Energy Resources
4.500%, 01/15/2021	81	92
Cleveland Electric Illuminating
7.880%, 11/01/2017	170	214
Consolidated Edison of New York
5.700%, 06/15/2040	38	51
Consumers Energy
6.700%, 09/15/2019	100	130
Detroit Edison
2.650%, 06/15/2022	26	27
Dominion Resources
8.875%, 01/15/2019 (D)	295	402
6.400%, 06/15/2018	180	225
5.250%, 08/01/2033	90	104
1.950%, 08/15/2016	165	171
Duke Energy
6.300%, 02/01/2014	120	129
3.550%, 09/15/2021	76	81
3.050%, 08/15/2022	210	212
1.625%, 08/15/2017	260	261
Duke Energy Carolinas
4.300%, 06/15/2020	39	45
4.250%, 12/15/2041	28	29
Duke Energy Indiana
4.200%, 03/15/2042	245	251
3.750%, 07/15/2020	52	58
Enel Finance International
5.125%, 10/07/2019 (C)	100	104
Exelon Generation
6.200%, 10/01/2017	100	119

120	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.250%, 06/15/2022 (C)	$200	$212
4.000%, 10/01/2020 (D)	120	127
FirstEnergy, Ser C
7.375%, 11/15/2031	500	655
Florida Power & Light
5.950%, 10/01/2033	35	47
5.125%, 06/01/2041	28	35
Jersey Central Power & Light
7.350%, 02/01/2019	100	128
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	59	67
Kansas City Power & Light
5.300%, 10/01/2041	100	116
Massachusetts Electric
5.900%, 11/15/2039 (C)	55	72
Midamerican Energy Holdings
6.500%, 09/15/2037	275	368
Nevada Power
7.125%, 03/15/2019 (D)	110	143
6.500%, 08/01/2018	40	51
5.450%, 05/15/2041	50	62
5.375%, 09/15/2040	12	15
Niagara Mohawk Power
4.881%, 08/15/2019 (C)	80	90
Nisource Finance
5.800%, 02/01/2042 (D)	149	176
Northern States Power
6.250%, 06/01/2036	100	140
5.350%, 11/01/2039	19	24
Oncor Electric Delivery
6.800%, 09/01/2018	460	568
Pacific Gas & Electric
8.250%, 10/15/2018	180	247
5.800%, 03/01/2037	100	128
5.625%, 11/30/2017	525	639
5.400%, 01/15/2040	42	52
4.500%, 12/15/2041	48	53
3.250%, 09/15/2021	12	13
Pacificorp
6.250%, 10/15/2037 (D)	90	123
5.650%, 07/15/2018	175	216
Panhandle Eastern Pipeline
6.200%, 11/01/2017 (D)	625	747
PPL Energy Supply
4.600%, 12/15/2021	55	59
Progress Energy
3.150%, 04/01/2022	470	479
PSEG Power
5.500%, 12/01/2015	100	112
5.320%, 09/15/2016	40	45
5.125%, 04/15/2020	45	52
4.150%, 09/15/2021	33	36
PSEG Power LLC
2.750%, 09/15/2016	200	208

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Public Service Electric & Gas
5.375%, 11/01/2039	$28	$36
2.700%, 05/01/2015	45	47
Public Service of Colorado
3.600%, 09/15/2042	265	262
Public Service of Oklahoma
5.150%, 12/01/2019	83	97
San Diego Gas & Electric
6.000%, 06/01/2026	60	82
3.950%, 11/15/2041	14	15
Sempra Energy
8.900%, 11/15/2013	180	196
6.000%, 10/15/2039	50	65
Southern
1.950%, 09/01/2016	26	27
Southern California Edison
5.500%, 03/15/2040	50	65
4.050%, 03/15/2042	5	5
3.900%, 12/01/2041	60	62
3.875%, 06/01/2021	22	25
Southern Power
5.150%, 09/15/2041	11	13
Southwestern Electric Power
3.550%, 02/15/2022	340	356
Southwestern Public Service
8.750%, 12/01/2018	90	124
Virginia Electric and Power
2.950%, 01/15/2022	330	350
Wisconsin Electric Power
2.950%, 09/15/2021	3	3

		15,459

Total Corporate Obligations (Cost $197,744) ($ Thousands)		213,512

ASSET-BACKED SECURITIES — 8.6%

Automotive — 0.7%
Ally Auto Receivables Trust 2012-4, Ser 2012-4, Cl A2
0.480%, 05/15/2015	889	890
Ally Auto Receivables Trust, Ser 2010-3, Cl A4
1.550%, 08/17/2015	89	90
Ally Auto Receivables Trust, Ser 2011-4, Cl A2
0.650%, 03/17/2014	127	127
Ally Auto Receivables Trust, Ser 2012-1, Cl A2
0.710%, 09/15/2014	484	485
American Credit Acceptance Receivables Trust, Ser 2012-1, Cl A1
1.960%, 01/15/2014 (C)	15	15
American Credit Acceptance Receivables Trust, Ser 2012-1, Cl A2
3.040%, 10/15/2015 (C)	96	96

SEI Institutional Managed Trust / Annual Report / September 30, 2012	121

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AmeriCredit Automobile Receivables Trust, Ser 2010-3, Cl A3
1.140%, 04/08/2015	$80	$80
AmeriCredit Automobile Receivables Trust, Ser 2011-1, Cl A2
0.840%, 06/09/2014	9	9
AmeriCredit Automobile Receivables Trust, Ser 2011-1, Cl A3
1.390%, 09/08/2015	75	75
AmeriCredit Automobile Receivables Trust, Ser 2011-4, Cl A3
1.170%, 05/09/2016	259	261
AmeriCredit Automobile Receivables Trust, Ser 2011-5, Cl A3
1.550%, 07/08/2016	239	243
AmeriCredit Automobile Receivables Trust, Ser 2012-1, Cl A2
0.910%, 10/08/2015	93	93
AmeriCredit Automobile Receivables Trust, Ser 2012-4, Cl A2
0.490%, 04/08/2016	260	260
AmeriCredit Automobile Receivables Trust, Ser 2012-4, Cl A3
0.670%, 06/08/2017	236	236
Bank of America Auto Trust, Ser 2010-1A, Cl A3
1.390%, 03/15/2014 (C)	3	3
Bank of America Auto Trust, Ser 2010-1A, Cl A4
2.180%, 02/15/2017 (C)	100	101
Bank of America Auto Trust, Ser 2010-2, Cl A3
1.310%, 07/15/2014	5	5
CitiFinancial Auto Issuance Trust, Ser 2009-1, Cl A3
2.590%, 10/15/2013 (C)	10	9
CPS Auto Trust, Ser 2011-C, Cl A
4.210%, 03/15/2019 (C)	120	126
Ford Credit Auto Owner Trust, Ser 2012-C, Cl A2
0.470%, 04/15/2015	230	230
Harley-Davidson Motorcycle Trust, Ser 2009-2, Cl A4
3.320%, 02/15/2017	27	27
Harley-Davidson Motorcycle Trust, Ser 2010-1, Cl A3
1.160%, 02/15/2015	44	44
Honda Auto Receivables Owner Trust, Ser 2009-2, Cl A4
4.430%, 07/15/2015	188	189
Honda Auto Receivables Owner Trust, Ser 2010-3, Cl A4
0.940%, 12/21/2016	534	537

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Huntington Auto Trust, Ser 2011-1A, Cl A4
1.310%, 11/15/2016 (C)	$200	$204
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A4
1.630%, 03/15/2017	90	92
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A3
1.040%, 09/15/2015	64	64
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A4
1.650%, 02/15/2017	71	73
LAI Vehicle Lease Securitization Trust, Ser 2010-A, Cl A
2.550%, 09/15/2016 (C)	65	65
MMCA Automobile Trust, Ser 2011-A, Cl A4
2.020%, 10/17/2016 (C)	388	396
MMCA Automobile Trust, Ser 2012-A, Cl A4
1.890%, 08/15/2017 (C)	200	203
Nissan Auto Receivables Owner Trust, Ser 2010-A, Cl A4
1.310%, 09/15/2016	75	76
Santander Drive Auto Receivables Trust 2012-5, Ser 2012-5, Cl A2
0.570%, 12/15/2015	409	409
Santander Drive Auto Receivables Trust 2012-5, Ser 2012-5, Cl A3
0.830%, 12/15/2016	119	119
Santander Drive Auto Receivables Trust, Ser 2010-A, Cl A4
2.390%, 06/15/2017 (C)	100	103
Santander Drive Auto Receivables Trust, Ser 2011-S2A, Cl B
2.060%, 06/15/2017 (C)	25	25
Santander Drive Auto Receivables Trust, Ser 2011-S2A, Cl D
3.350%, 06/15/2017 (C)	48	48
Santander Drive Auto Receivables Trust, Ser 2012-1, Cl A2
1.250%, 04/15/2015 (D)	113	114
SNAAC Auto Receivables Trust, Ser 2012-1A, Cl A
1.780%, 06/15/2016 (C)	63	63
Toyota Auto Receivables Owner Trust, Ser 2011-A, Cl A4
1.560%, 05/15/2015	125	127
USAA Auto Owner Trust, Ser 2009-2, Cl A4
2.530%, 07/15/2015	123	124
Westlake Automobile Receivables Trust, Ser 2011-1A, Cl A3
1.490%, 06/16/2014 (C)	60	60

		6,596

122	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Cards — 0.9%
American Express Credit Account Master Trust, Ser 2012-3, Cl A
0.371%, 03/15/2018 (A)	$1,295	$1,295
Cabela’s Master Credit Card Trust, Ser 2012-1A, Cl A1
1.630%, 02/18/2020 (C)	200	205
Capital One Multi-Asset Execution Trust, Ser 2005-A10, Cl A
0.301%, 09/15/2015 (A)	293	293
Chase Issuance Trust, Ser 2008-A13, Cl A13
1.889%, 09/15/2015 (A)	641	650
Chase Issuance Trust, Ser 2012-A6, Cl A
0.358%, 08/15/2017 (A)	3,668	3,668
Citibank Omni Master Trust, Ser 2009-A14A, Cl A14
2.971%, 08/15/2018 (A) (C)	268	281
Citibank Omni Master Trust, Ser 2009-A17, Cl A17
4.900%, 11/15/2018 (C)	520	567
Discover Card Master Trust, Ser 2007-A2, Cl A2
0.729%, 06/15/2015 (A)	282	282
Discover Card Master Trust, Ser 2012-A5, Cl A5
0.421%, 01/16/2018 (A)	302	303
GE Capital Credit Card Master Note Trust, Ser 2011-1, Cl A
0.771%, 01/15/2017 (A)	188	189
GE Capital Credit Card Master Note Trust, Ser 2012-4, Cl A
0.521%, 06/15/2018 (A)	210	211

		7,944

Mortgage Related Securities — 2.1%
Aegis Asset-Backed Securities Trust, Ser 2003-3, Cl M1
1.267%, 01/25/2034 (A)	505	440
Aegis Asset-Backed Securities Trust, Ser 2004-5, Cl M1
0.866%, 12/25/2034 (A)	905	819
Aegis Asset-Backed Securities Trust, Ser 2004-6, Cl M1
0.757%, 03/25/2035 (A)	695	694
Argent Securities, Ser 2003-W5, Cl M1
1.267%, 10/25/2033 (A)	1,008	943
Asset-Backed Funding Certificates, Ser 2005-WMC1, Cl M1
0.656%, 06/25/2035 (A)	1,119	1,077
Asset-Backed Securities Home Equity, Ser 2005-HE6, Cl M1
0.707%, 07/25/2035 (A)	467	464

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Alt-A Trust, Ser 2004-13, Cl A1
0.956%, 11/25/2034 (A)	$1,327	$1,296
Bear Stearns Asset-Backed Securities Trust, Ser 2004-HE10, Cl M1
1.191%, 12/25/2034 (A)	429	360
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD1, Cl 1A3
0.617%, 08/25/2043 (A)	993	955
Bear Stearns Asset-Backed Securities Trust, Ser 2005-TC2, Cl A3
0.587%, 08/25/2035 (A)	1,328	1,283
Bear Stearns Asset-Backed Securities Trust, Ser 2006-1, Cl A
0.497%, 02/25/2036 (A)	804	793
Bear Stearns Asset-Backed Securities Trust, Ser 2007-HE2, Cl 1A1
0.317%, 03/25/2037 (A)	82	81
BNC Mortgage Loan Trust, Ser 2008-4, Cl A3A
0.466%, 11/25/2037 (A)	519	511
Contimortgage Home Equity Trust, Ser 1997-1, Cl A9
7.050%, 03/15/2028	—	—
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/2028	1	1
HSBC Home Equity Loan Trust, Ser 2005-2, Cl A1
0.488%, 01/20/2035 (A)	75	73
HSBC Home Equity Loan Trust, Ser 2005-2, Cl M2
0.709%, 01/20/2035 (A)	94	87
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.379%, 01/20/2036 (A)	1,341	1,305
HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1
0.368%, 03/20/2036 (A)	83	81
HSBC Home Equity Loan Trust, Ser 2007-1, Cl A2F
5.600%, 03/20/2036	79	80
HSBC Home Equity Loan Trust, Ser 2007-1, Cl A2V
0.398%, 03/20/2036 (A)	595	586
HSBC Home Equity Loan Trust, Ser 2007-1, Cl AS
0.419%, 03/20/2036 (A)	92	89
HSBC Home Equity Loan Trust, Ser 2007-1, Cl M2
0.699%, 03/20/2036 (A)	2,000	1,536
HSBC Home Equity Loan Trust, Ser 2007-3, Cl APT
1.419%, 11/20/2036 (A)	755	742

SEI Institutional Managed Trust / Annual Report / September 30, 2012	123

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

IXIS Real Estate Capital Trust, Ser 2005-HE1, Cl M2
0.952%, 06/25/2035 (A)	$196	$195
Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl A3
0.566%, 07/25/2034 (A) (C)	135	133
Morgan Stanley ABS Capital I, Ser 2004-WMC3, Cl M1
0.966%, 01/25/2035 (A)	15	15
Morgan Stanley Capital I, Ser 2011-C3, Cl A3
4.054%, 07/15/2049	100	113
New Century Home Equity Loan Trust Series 2005-3, Ser 2005-3, Cl A2D
0.596%, 07/25/2035 (A)	759	742
New Century Home Equity Loan Trust, Ser 2005-4, Cl A2C
0.587%, 09/25/2035 (A)	1,450	1,393
Residential Asset Securities, Ser 2005-KS9, Cl A3
0.587%, 10/25/2035 (A)	73	71
RMAT 2012-1, Ser 2012-1A, Cl A1
2.734%, 08/26/2052 (A) (C)	146	146
Salomon Brothers Mortgage Securities VII, Ser 2003-UP1, Cl A
3.950%, 04/25/2032 (C)	97	96
Saxon Asset Securities Trust, Ser 2003-1, Cl AF6
4.795%, 06/25/2033	67	67
Structured Asset Securities, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	79	78
Structured Asset Securities, Ser 2005-NC1, Cl A11
4.690%, 02/25/2035	187	185
Vericrest Opportunity Loan Transferee, Ser 2011-NL2A, Cl A1
5.682%, 06/25/2051 (A) (C)	9	9
Vericrest Opportunity Loan Transferee, Ser 2011-NL2A, Cl A2
9.317%, 06/25/2051 (A) (C)	150	150
Wells Fargo Home Equity Trust, Ser 2004-2, Cl AI6
5.000%, 05/25/2034 (A)	1,350	1,363

		19,052

Other Asset-Backed Securities — 4.9%
Academic Loan Funding Trust, Ser 2012-1A, Cl A1
1.016%, 12/27/2022 (A) (C)	175	175
Access Group, Ser 2004-2, Cl A3
0.641%, 10/25/2024 (A)	400	365

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AH Mortgage Advance Trust, Ser 2011-1, PO
3.370%, 05/10/2043 (C)	$667	$667
AH Mortgage Advance Trust, Ser 2011-2, Cl A1
3.270%, 09/15/2043 (C)	373	378
AH Mortgage Advance Trust, Ser 2011-2, Cl B1
6.900%, 09/15/2043 (C)	120	120
AH Mortgage Advance Trust, Ser 2012-1, Cl A1R
2.230%, 05/10/2043 (C)	250	251
Ally Master Owner Trust, Ser 2011-1, Cl A2
2.150%, 01/15/2016	765	779
Ally Master Owner Trust, Ser 2011-3, Cl A2
1.810%, 05/15/2016	395	402
Ally Master Owner Trust, Ser 2012-1, Cl A1
1.021%, 02/15/2017 (A)	1,557	1,566
Ally Master Owner Trust, Ser 2012-1, Cl A2
1.440%, 02/15/2017	625	631
Ally Master Owner Trust, Ser 2012-3, Cl A1
0.921%, 06/15/2017 (A)	386	388
BMW Floorplan Master Owner Trust, Ser 2012-1A, Cl A
0.228%, 09/15/2017 (A) (C)	288	288
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.667%, 02/25/2035 (A)	850	820
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.466%, 10/27/2036 (A)	400	385
BXG Receivables Note Trust 2010-A, Ser 2012-A, Cl A
2.660%, 12/02/2027 (C)	82	82
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A4
4.499%, 11/25/2034	79	80
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
5.350%, 11/25/2034	125	117
CIT Education Loan Trust, Ser 2007-1, Cl A
0.459%, 03/25/2042 (A) (C)	804	731
CNH Equipment Trust, Ser 2009-C, Cl A4
3.000%, 08/17/2015	290	292

124	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Asset-Backed Certificates, Ser 2005-4, Cl MV1
0.677%, 10/25/2035 (A)	$483	$471
Cronos Containers Program, Ser 2012-1A, Cl A
4.210%, 05/18/2027 (C)	290	297
Cronos Containers Program, Ser 2012-2A, Cl A
3.810%, 09/18/2027 (C)	200	203
EFS Volunteer, Ser 2010-1, Cl A2
1.301%, 10/25/2035 (A) (C)	800	761
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2004-FF5, Cl A3C
1.217%, 08/25/2034 (A)	1,160	1,068
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A1
2.120%, 02/15/2016	480	491
Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A1
0.740%, 09/15/2016	625	625
Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A2
0.569%, 09/15/2016 (A)	838	838
GE Seaco Finance Srl, Ser 2005-1A, Cl A
0.471%, 11/17/2020 (A) (C)	887	871
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	548	591
Madison Avenue Manufactured Housing Contract, Ser 2002-A, Cl M2
2.467%, 03/25/2032 (A)	250	232
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	963	994
Morgan Stanley ABS Capital I, Ser 2005-HE6, Cl A2C
0.537%, 11/25/2035 (A)	897	867
Nelnet Student Loan Trust, Ser 2002-2, Cl A4CP
0.512%, 09/25/2024 (A)	273	272
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
0.561%, 10/25/2033 (A)	444	412
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
0.473%, 03/23/2037 (A)	1,121	1,052
Nelnet Student Loan Trust, Ser 2006-1, Cl A4
0.524%, 11/23/2022 (A)	1,013	1,010
Nelnet Student Loan Trust, Ser 2007-1, Cl A3
0.497%, 05/27/2025 (A)	433	407
Nelnet Student Loan Trust, Ser 2007-2A, Cl A3L
0.719%, 03/25/2026 (A) (C)	1,289	1,252

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Newcastle Investment Trust, Ser 2011-MH1, Cl A
2.450%, 12/10/2033 (C)	$33	$33
Nissan Master Owner Trust Receivables, Ser 2012-A, Cl A
0.709%, 05/15/2017 (A)	205	206
Park Place Securities, Ser 2004-MCW1, Cl M1
0.842%, 10/25/2034 (A)	233	228
Park Place Securities, Ser 2004-WCW2, Cl M1
0.836%, 10/25/2034 (A)	1,065	1,059
PennyMac Loan Trust, Ser 2011-NPL1, Cl A
5.250%, 09/25/2051 (A) (C)	90	90
Residential Asset Mortgage Products, Ser 2004-RZ1, Cl AI7
4.030%, 01/25/2033 (A)	503	504
Residential Asset Mortgage Products, Ser 2005-EFC5, Cl A3
0.556%, 10/25/2035 (A)	150	138
Residential Asset Mortgage Products, Ser 2005-RS5, Cl AI3
0.556%, 05/25/2035 (A)	840	825
Residential Asset Mortgage Products, Ser 2006-RZ1, Cl A3
0.516%, 03/25/2036 (A)	350	308
Residential Credit Solutions Trust, Ser 2011-1, Cl A1
6.000%, 03/25/2041 (C)	140	140
Resort Finance Timeshare
6.250%, 08/06/2018	875	875
RSB Bondco LLC, Ser 2007-A, Cl A3
5.820%, 06/28/2019	405	484
RSB Bondco, Ser 2007-A, Cl A1
5.470%, 10/01/2014	23	23
Scholar Funding Trust, Ser 2011-A, Cl A
1.347%, 10/28/2043 (A) (C)	505	494
SLC Student Loan Trust, Ser 2006-2, Cl A5
0.489%, 09/15/2026 (A)	268	254
SLM Student Loan Trust, Ser 2003-11, Cl A6
0.679%, 12/15/2025 (A) (C)	350	342
SLM Student Loan Trust, Ser 2003-12, Cl A5
0.669%, 09/15/2022 (A) (C)	449	449
SLM Student Loan Trust, Ser 2004-6, Cl A5
0.621%, 04/27/2020 (A)	341	340
SLM Student Loan Trust, Ser 2005-6, Cl A5B
1.651%, 07/27/2026 (A)	289	292

SEI Institutional Managed Trust / Annual Report / September 30, 2012	125

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2005-9, Cl A4
0.551%, 01/25/2023 (A)	$171	$171
SLM Student Loan Trust, Ser 2007-2, Cl A2
0.451%, 07/25/2017 (A)	253	252
SLM Student Loan Trust, Ser 2007-4, Cl A3
0.511%, 01/25/2022 (A)	807	807
SLM Student Loan Trust, Ser 2008-2, Cl A3
1.201%, 04/25/2023 (A)	268	268
SLM Student Loan Trust, Ser 2008-5, Cl A4
2.151%, 07/25/2023 (A)	659	695
SLM Student Loan Trust, Ser 2011-B, Cl A2
3.740%, 02/15/2029 (C)	114	122
SLM Student Loan Trust, Ser 2011-C, Cl A1
1.621%, 12/15/2023 (A) (C)	1,028	1,041
SLM Student Loan Trust, Ser 2012-2, Cl A
0.916%, 01/25/2029 (A)	642	646
SLM Student Loan Trust, Ser 2012-3, Cl A
0.866%, 12/26/2025 (A)	553	556
SLM Student Loan Trust, Ser 2012-6, Cl A2
0.600%, 09/25/2019 (A)	389	389
SLM Student Loan Trust, Ser 2012-6, Cl A3
1.050%, 05/26/2026 (A)	200	200
SLM Student Loan Trust, Ser 2012-A, Cl A1
1.621%, 08/15/2025 (A) (C)	975	986
SLM Student Loan Trust, Ser 2012-B, Cl A1
1.321%, 12/15/2021 (A) (C)	688	693
SLM Student Loan Trust, Ser 2012-C, Cl A1
1.321%, 08/15/2023 (A) (C)	599	603
SMS Student Loan Trust, Ser 2000-A, Cl A2
0.637%, 10/28/2028 (A)	285	284
SMS Student Loan Trust, Ser 2000-B, Cl A2
0.647%, 04/28/2029 (A)	391	388
Stanwich Mortgage Loan Trust, Ser 2012-NPL4, Cl A
2.981%, 09/15/2042 (C)	250	250
Structured Asset Investment Loan Trust, Ser 2005-5, Cl A9
0.487%, 06/25/2035 (A)	76	75

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Structured Asset Securities, Ser 2005-WF3, Cl A2
0.447%, 07/25/2035 (A)	$917	$906
Structured Asset Securities, Ser 2006-BC5, Cl A2
0.267%, 12/25/2036 (A)	12	12
Structured Asset Securities, Ser 2006-BC6, Cl A2
0.296%, 01/25/2037 (A)	144	144
Structured Asset Securities, Ser 2006-WF2, Cl A3
0.367%, 07/25/2036 (A)	1,196	1,159
Structured Asset Securities, Ser 2007-BC2, Cl A2
0.307%, 03/25/2037 (A)	252	248
TAL Advantage LLC, Ser 2006-1A, Cl N
0.427%, 04/20/2021 (A) (C)	376	368
TAL Advantage LLC, Ser 2010-2A, Cl A
4.300%, 10/20/2025 (C)	449	453
TAL Advantage LLC, Ser 2011-1A, Cl A
4.600%, 01/20/2026 (C)	208	223
Textainer Marine Containers, Ser 2005-1A, Cl A
0.470%, 05/15/2020 (A) (C)	267	263
Textainer Marine Containers, Ser 2011-1A, Cl A
4.700%, 06/15/2026 (C)	591	621
Trafigura Securitisation Finance, Ser 2012-1A, Cl A
2.621%, 10/15/2015 (A) (C)	137	139
Trinity Rail Leasing, Ser 2004-1A, Cl A
5.270%, 08/14/2027 (C)	303	332
Trip Rail Master Funding LLC, Ser 2011-1A, Cl A1A
4.370%, 07/15/2041 (C)	742	762
Triton Container Finance LLC, Ser 2006-1A, Cl N
0.390%, 11/26/2021 (A) (C)	625	608
Triton Container Finance, Ser 2012-1A, Cl A
4.210%, 05/14/2027 (C)	411	433
VOLT, Ser 2012-1A, Cl A1
4.949%, 04/25/2017 (C)	391	391
VOLT, Ser 2012-RP2A, Cl A1
4.704%, 06/26/2017 (C)	140	141

		43,944

Total Asset-Backed Securities (Cost $75,495) ($ Thousands)		77,536

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.4%
FHLB
5.500%, 07/15/2036	300	416
FHLMC
0.110%, 12/21/2012	2,925	2,925

126	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Face Amount(1) ($ Thousands)	Market Value ($ Thousands)

FICO STRIPS, PO
9.800%, 11/30/2017	$ 875	$1,249
9.700%, 04/05/2019	320	481
8.600%, 09/26/2019	845	1,230
3.208%, 12/06/2017 (E)	660	617
2.863%, 05/02/2016 (E)	515	499
2.000%, 10/06/2017 (E)	470	442
1.847%, 02/08/2013 (E)	815	813
0.000%, 12/06/2018 to 09/26/2019 (E)	1,665	1,517
FNMA
5.375%, 06/12/2017	50	61
3.460%, 06/01/2017 (E)	600	573
0.700%, 06/26/2015	110	110
Resolution Funding STRIPS (E)
3.310%, 07/15/2020	500	442
3.235%, 01/15/2016	520	511
Tennessee Valley Authority
5.880%, 04/01/2036	250	352
5.250%, 09/15/2039	40	53
4.625%, 09/15/2060	60	73
U.S. Treasury STRIPS
1.460%, 02/15/2021 (E)	430	381

Total U.S. Government Agency Obligations (Cost $12,062) ($ Thousands)		12,745

SOVEREIGN DEBT — 1.2%
Israel Government AID Bond (E)
2.311%, 03/15/2019	1,000	913
2.400%, 11/15/2019	500	447
2.110%, 08/15/2017	1,000	949
2.010%, 08/15/2018	1,000	927
Japan Bank for International Cooperation
1.125%, 07/19/2017	600	604
Japan Treasury Discount Bill
0.097%, 12/10/2012 (E)	JPY 210,000	2,699
Mexico Cetes
4.116%, 12/13/2012 (E)	MXP 115,000	886
Mexico Government International Bond
5.750%, 10/12/2110	256	306
4.750%, 03/08/2044	60	67
Province of Manitoba Canada
2.125%, 04/22/2013	46	46
2.100%, 09/06/2022	105	105
1.750%, 05/30/2019	215	220
Province of Ontario Canada
1.650%, 09/27/2019	635	637
Province of Quebec Canada MTN
6.350%, 01/30/2026	70	95
Slovakia Government International Bond
4.375%, 05/21/2022 (C)	705	742
Tunisia Government AID Bonds
1.686%, 07/16/2019	417	415

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

United Mexican States MTN
6.050%, 01/11/2040	$100	$133

Total Sovereign Debt (Cost $9,857) ($ Thousands)		10,191

MUNICIPAL BONDS — 1.0%
American Municipal Power, RB
7.499%, 02/15/2050	80	109
Bay Area, Toll Authority, RB
6.263%, 04/01/2049	730	1,027
City of Houston, Ser A, GO
6.290%, 03/01/2032	475	584
County of Clark, Ser C, RB
6.820%, 07/01/2045	220	313
Los Angeles, Community College District, GO
6.750%, 08/01/2049	210	286
New Jersey State, Turnpike Authority, RB
7.102%, 01/01/2041	270	385
North Texas, Tollway Authority, RB
6.718%, 01/01/2049	243	330
Ohio State University, Ser A, RB
4.800%, 06/01/2111	253	288
Pennsylvania, Higher Education Assistance Agency, Sub-Ser, RB
1.089%, 05/01/2046 (A)	900	841
Port Authority of New York & New Jersey, RB
5.647%, 11/01/2040	105	132
State of California, GO
7.600%, 11/01/2040	355	487
7.550%, 04/01/2039	300	407
7.300%, 10/01/2039	820	1,072
State of Illinois, GO
5.877%, 03/01/2019	120	135
5.665%, 03/01/2018	805	907
5.365%, 03/01/2017	145	161
5.100%, 06/01/2033	1,310	1,270

Total Municipal Bonds (Cost $7,333) ($ Thousands)		8,734

U.S. TREASURY OBLIGATIONS — 23.6%
U.S. Treasury Bills (E)
0.089%, 11/15/2012	720	720
0.089%, 12/13/2012 (G)	40	40
U.S. Treasury Bonds
7.625%, 02/15/2025	1,485	2,425
6.375%, 08/15/2027	50	77
6.125%, 08/15/2029	50	77
4.500%, 02/15/2036	634	846
4.250%, 11/15/2040	797	1,035
3.125%, 11/15/2041 (G)	19,434	20,703
3.125%, 02/15/2042	10,478	11,146
3.000%, 05/15/2042	4,226	4,382
2.890%, 08/15/2026 (E)	100	72

SEI Institutional Managed Trust / Annual Report / September 30, 2012	127

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Continued)

September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.750%, 08/15/2042	$6,340	$6,235
U.S. Treasury Inflation Protected Security
2.500%, 01/15/2029	107	153
2.375%, 01/15/2025	498	676
2.125%, 02/15/2041	1,041	1,529
0.625%, 04/15/2013	434	3,108
0.500%, 04/15/2015	581	611
U.S. Treasury Notes
3.500%, 05/15/2020	200	234
3.000%, 09/30/2016	3,791	4,172
2.750%, 10/31/2013	25,738	25,974
2.625%, 08/15/2020	200	221
1.750%, 05/15/2022	6,334	6,423
1.625%, 08/15/2022	10,356	10,345
1.250%, 04/30/2019	8,770	8,934
1.000%, 08/31/2019	12,277	12,246
1.000%, 09/30/2019	2,010	2,002
0.875%, 01/31/2017	3,335	3,386
0.750%, 06/30/2017	7,590	7,648
0.625%, 08/31/2017	18,037	18,048
0.625%, 09/30/2017	5,364	5,363
0.375%, 04/15/2015	2,876	2,882
0.250%, 01/31/2014	2,364	2,365
0.250%, 05/31/2014	1,272	1,272
0.250%, 08/31/2014	3,214	3,215
0.250%, 05/15/2015	3,210	3,207
0.250%, 07/15/2015	3,950	3,944
0.250%, 09/15/2015	9,133	9,117
U.S. Treasury STRIPS (E)
6.292%, 05/15/2024	200	157
4.978%, 11/15/2027	1,520	1,047
4.917%, 05/15/2026	100	72
4.863%, 11/15/2031	50	30
4.789%, 08/15/2027	700	483
4.750%, 05/15/2027	515	358
4.741%, 05/15/2028	600	402
4.676%, 02/15/2028	600	406
4.591%, 05/15/2036	100	50
4.589%, 08/15/2030	325	201
4.587%, 02/15/2024	75	59
4.576%, 05/15/2034	175	94
4.555%, 05/15/2029	100	65
4.536%, 02/15/2034	250	136
4.514%, 11/15/2033	350	192
4.453%, 08/15/2033	300	166
4.422%, 11/15/2030	950	581
4.390%, 05/15/2033	425	237
4.371%, 02/15/2030	1,000	628
4.287%, 02/15/2017	3,660	3,569
4.269%, 11/15/2024	150	115
4.264%, 11/15/2026	1,100	780
4.231%, 11/15/2029	400	254
4.221%, 05/15/2030	200	124
4.176%, 02/15/2032	150	88

Description	Face Amount ($ Thousands) Shares/Contracts	Market Value ($ Thousands)

4.097%, 11/15/2020	$820	$734
4.050%, 05/15/2019	875	817
4.029%, 08/15/2019	1,350	1,253
3.964%, 11/15/2032	250	142
3.888%, 02/15/2027	1,350	948
3.720%, 05/15/2031	185	111
3.718%, 11/15/2017	650	627
3.704%, 08/15/2018	400	380
3.560%, 08/15/2020	3,550	3,200
3.301%, 11/15/2016	200	196
3.155%, 11/15/2021	200	173
3.135%, 05/15/2018	250	239
3.087%, 02/15/2018	925	887
3.069%, 05/15/2020	4,274	3,881
2.727%, 02/15/2035	100	52
2.721%, 02/15/2015	100	99
2.704%, 08/15/2021	250	218
1.976%, 05/15/2021	1,850	1,626
1.474%, 02/15/2020	1,700	1,554

Total U.S. Treasury Obligations (Cost $205,900) ($ Thousands)		212,264

AFFILIATED PARTNERSHIP — 2.3%
SEI Liquidity Fund, L.P.
0.150%**† (B)	20,947,787	20,948

Total Affiliated Partnership (Cost $20,948) ($ Thousands)		20,948

CASH EQUIVALENT — 5.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.070%**†	48,615,390	48,615

Total Cash Equivalent (Cost $48,615) ($ Thousands)		48,615

Total Investments — 107.4% (Cost $918,208) ($ Thousands)		$964,550

WRITTEN OPTIONS — 0.0%*
November 2020 U.S. CPI Urban Consumers NSA Call, Expires 11/23/2020, Strike Inflation 0.00%	(1,490,000)	(2)
October 2012 U.S. Bond Future Option, Expires 10/29/2012, Strike Price: $141	(15)	(1)
October 2012 U.S. Bond Future Option, Expires: 10/29/2012, Strike Price: $151	(15)	(14)

Total Written Options (Premiums Received $(34)) ($ Thousands)		$(17)

128	SEI Institutional Managed Trust / Annual Report / September 30, 2012

A list of the open futures contracts held by the Fund at September 30, 2012, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	38	Jun-2013	$2
90-Day Euro$	(38)	Jun-2014	(5)
U.S. 10-Year Treasury Note	(279)	Dec-2012	(244)
U.S. 2-Year Treasury Note	11	Jan-2013	1
U.S. 5-Year Treasury Note	(126)	Jan-2013	(67)
U.S. Long Treasury Bond	9	Dec-2012	10
U.S. Long Treasury Bond	(43)	Dec-2012	35
U.S. Ultra Long Treasury Bond	(51)	Dec-2012	63

			$(205)

For the year ended September 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

A list of the open forward foreign currency contracts held by the Fund at September 30, 2012, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
12/10/2012	JPY	210,000	USD	2,663	$(39)
12/13/2012	MXP	11,500	USD	877	(11)

					$(50)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at September 30, 2012 is as follows:

Counterparty	Settlement Date	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Depreciation ($ Thousands)
Barclays PLC	12/10/2012	$(2,702)	$2,663	$(39)
JP Morgan	12/13/2012	(888)	877	(11)

				$(50)

For the year ended September 30, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

A summary of open swap agreements held by the Fund at September 30, 2012, is as follows

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized (Depreciation) ($ Thousands)
Bank of America	CMBX-NA-AJ1	BUY	(0.84)	10/12/2052	50	$(7)
Bank of America	CMBX-NA-AJ1	BUY	(0.84)	10/12/2052	1,050	(114)
Bank of America	CMBX-NA-AJ1	BUY	(0.84)	10/12/2052	100	(27)

						$(148)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized (Depreciation) ($ Thousands)
Barclays Bank PLC	2.48%	3-Month LIBOR	11/15/2027	415	$(15)
Barclays Bank PLC	2.42%	3-Month LIBOR	11/15/2027	420	(11)
Citigroup	2.71%	3-Month LIBOR	08/15/2042	830	(20)

					$(46)

For the year ended September 30, 2012, the total amount of open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $898,450 ($ Thousands).

*	Non-Income producing security.

**	The rate reported is the seven day effective yield as of September 30, 2012.

†	Investment in Affiliated Security (see Note 6).

‡	Real Estate Investment Trust.

(1)	In U.S. Dollars unless otherwise indicated.

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of September 30, 2012. The date reported on the Schedule of Investments is the final maturity date.

(B)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total value of such securities as of September 30, 2012 was $20,948 ($ Thousands).

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	This security or a partial position of this security is on loan at September 30, 2012 (See Note 10). The total value of securities on loan at September 30, 2012 was $20,347 ($ Thousands).
(E)	The rate reported is the effective yield at time of purchase.

(F)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on September 30, 2012. The coupon on a step bond changes on a specified date.

(G)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ABS — Asset-Backed Security

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

FDIC —Federal Deposit Insurance Corporation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only — face amount represents notional amount

JPY — Japanese Yen

LIBOR — London Inter-Bank Offer Rate

Ltd — Limited

LLC — Limited Liability Company

L.P. — limited Partnership

MTN — Medium Term Note

SEI Institutional Managed Trust / Annual Report / September 30, 2012	129

SCHEDULE OF INVESTMENTS

U.S. Fixed Income Fund (Concluded)

September 30, 2012

MXP — Mexican Peso

NCUA — National Credit Union Administration

NY — New York

PO — Principal Only

PLC — Public Limited Company

RB — Revenue Bond

Re-Remic — Resecuritization of Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

USD — United States Dollar

The following is a list of the inputs used as of September 30, 2012, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$360,005	$—	$360,005
Corporate Obligations	—	213,512	—	213,512
Asset-Backed Securities	—	77,536	—	77,536
U.S. Government Agency
Obligations	—	12,745	—	12,745
Sovereign Debt	—	10,191	—	10,191
Municipal Bonds	—	8,734	—	8,734
U.S. Treasury Obligations	—	212,264	—	212,264
Affiliated Partnership	—	20,948	—	20,948
Cash Equivalent	48,615	—	—	48,615

Total Investments in Securities	$48,615	$915,935	$—	$964,550

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(15)	$(2)	$—	$(17)
Futures Contracts*	(205)	—	—	(205)
Forwards Contracts*	—	(50)	—	(50)
Credit Default Swaps*	—	(148)	—	(148)
Interest Rate Swaps*	—	(46)	—	(46)

Total Other Financial Instruments	$(220)	$(246)	$—	$(466)

*	Futures contracts, forwards contracts, and swaps contracts are valued at the unrealized depreciation of the instrument.

For the year ended September 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $O or have been rounded to $O

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statement.

130	SEI Institutional Managed Trust / Annual Report / September 30, 2012

SCHEDULE OF INVESTMENTS

High Yield Bond Fund

September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 79.0%

Consumer Discretionary — 21.6%
Academy
9.250%, 08/01/2019 (A)	$2,755	$3,027
Adelphia Communications (Escrow Security) (B)
10.250%, 06/15/2011	150	1
0.000%, 01/15/2009	225	2
Adelphia Communications (Escrow Security), Ser B (B)
0.000%, 02/15/2004	25	—
Affinion Group
11.500%, 10/15/2015	2,125	1,764
Affinity Gaming
9.000%, 05/15/2018 (A)	2,145	2,225
Allison Transmission
7.125%, 05/15/2019 (A)	925	992
AMC Entertainment
9.750%, 12/01/2020	1,215	1,368
8.750%, 06/01/2019	520	573
AMC Networks
7.750%, 07/15/2021	2,430	2,746
American Axle & Manufacturing Holdings
9.250%, 01/15/2017 (A)	90	101
7.750%, 11/15/2019	515	568
American Standard Americas
10.750%, 01/15/2016 (A)	1,850	1,748
AmeriGas Finance
7.000%, 05/20/2022	4,660	5,021
Ameristar Casinos
7.500%, 04/15/2021	1,225	1,317
Armored Autogroup
9.250%, 11/01/2018	2,935	2,627
Ashtead Capital
6.500%, 07/15/2022 (A)	3,110	3,265

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Aventine (Escrow Security)
0.000%, 10/15/2049 (B) (G) (J) (K)	$2,750	$2
Avis Budget Car Rental
9.625%, 03/15/2018	205	228
8.250%, 01/15/2019	1,900	2,069
Baker & Taylor Acquisitions
15.000%, 04/01/2017 (A)	1,090	839
Beazer Homes USA
9.125%, 06/15/2018	2,820	2,848
6.625%, 04/15/2018 (A)	1,775	1,897
Belo
8.000%, 11/15/2016	2,080	2,288
7.750%, 06/01/2027	1,675	1,692
Block Communications
7.250%, 02/01/2020 (A)	615	653
Brands
6.625%, 04/01/2021	410	465
5.625%, 02/15/2022	1,275	1,374
Buffalo Thunder Development Authority
9.375%, 12/15/2014 (A) (B)	2,175	783
Burlington Coat Factory Warehouse
10.000%, 02/15/2019	9,625	10,648
Cablevision Systems
8.625%, 09/15/2017	1,190	1,383
8.000%, 04/15/2020	500	557
7.750%, 04/15/2018	1,192	1,320
Caesars Entertainment Operating
8.500%, 02/15/2020 (A)	3,570	3,570
Caesars Operating Escrow
9.000%, 02/15/2020 (A)	695	702
Carmike Cinemas
7.375%, 05/15/2019	750	806
Carrols Restaurant Group
11.250%, 05/15/2018 (A)	1,125	1,226
CCO Holdings
8.125%, 04/30/2020	653	738
7.875%, 04/30/2018	1,600	1,732
7.375%, 06/01/2020	455	508
7.000%, 01/15/2019	4,475	4,844
5.250%, 09/30/2022	1,325	1,332
Cengage Learning Acquisitions
11.500%, 04/15/2020 (A)	1,020	1,091
Cengage Learning Holdco PIK
13.750%, 07/15/2015 (A)	1,572	1,203
Cequel Communications
Holdings I and Cequel Capital
8.625%, 11/15/2017 (A)	550	587
Chester Downs & Marina
9.250%, 02/01/2020 (A)	1,935	1,945
Choctaw Resort Development Enterprise
7.250%, 11/15/2019 (A)	963	838
Choice Hotels International
5.750%, 07/01/2022	200	218

SEI Institutional Managed Trust / Annual Report / September 30, 2012	131

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Chrysler Group
8.250%, 06/15/2021	$3,970	$4,228
8.000%, 06/15/2019	820	869
Chukchansi Economic Development Authority
9.750%, 05/30/2020 (A)	1,848	1,201
Cinemark USA
7.375%, 06/15/2021	390	434
CityCenter Holdings
10.750%, 01/15/2017	670	715
7.625%, 01/15/2016	1,086	1,159
CKE Holdings
10.500%, 03/14/2016 (A)	2,817	3,042
Claire’s Stores
9.000%, 03/15/2019 (A)	1,550	1,608
8.875%, 03/15/2019	710	653
Clear Channel Communications
9.000%, 03/01/2021	2,905	2,585
Clear Channel Worldwide Holdings
9.250%, 12/15/2017	2,465	2,656
7.625%, 03/15/2020	1,650	1,609
7.625%, 03/15/2020	225	216
Columbus International
11.500%, 11/20/2014 (A)	1,295	1,437
Continental Rubber of America
4.500%, 09/15/2019 (A)	1,045	1,045
CSC Holdings
8.625%, 02/15/2019	2,500	2,962
6.750%, 11/15/2021 (A)	1,250	1,378
Dana Holding
6.750%, 02/15/2021	1,108	1,197
6.500%, 02/15/2019	1,488	1,585
Dave & Buster’s
11.000%, 06/01/2018	2,295	2,593
Dave & Buster’s Parent
12.250%, 02/15/2016 (A) (D)	8,130	6,016
DCP
10.750%, 08/15/2015 (A)	2,220	2,267
Delphi
6.125%, 05/15/2021	1,795	1,988
5.875%, 05/15/2019	1,759	1,899
Dex One PIK
14.000%, 01/29/2017	1,032	382
Diamond Resorts
12.000%, 08/15/2018	3,000	3,233
DineEquity
9.500%, 10/30/2018	5,130	5,784
DISH DBS
7.875%, 09/01/2019	3,110	3,615
6.750%, 06/01/2021	1,365	1,488
5.875%, 07/15/2022 (A)	4,300	4,408
4.625%, 07/15/2017 (A)	500	511
Easton-Bell Sports
9.750%, 12/01/2016	1,535	1,660

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Eldorado Resorts
8.625%, 06/15/2019 (A)	$4,615	$4,546
Empire Today
11.375%, 02/01/2017 (A)	2,250	2,379
Entravision Communications
8.750%, 08/01/2017	1,702	1,838
Equinox Holdings
9.500%, 02/01/2016 (A)	940	999
Ferrellgas
9.125%, 10/01/2017	2,100	2,252
6.500%, 05/01/2021	100	97
FGI Operating
7.875%, 05/01/2020 (A)	695	754
Fontainebleau Las Vegas Holdings
11.000%, 06/15/2015 (A) (B)	3,125	2
Goodyear Tire & Rubber
8.750%, 08/15/2020	380	432
8.250%, 08/15/2020	880	975
7.000%, 05/15/2022	3,150	3,339
Graton Economic Development Authority
9.625%, 09/01/2019 (A)	3,200	3,328
GRD Holdings III
10.750%, 06/01/2019 (A)	3,020	3,028
Greektown Superholdings
13.000%, 07/01/2015	1,840	1,992
13.000%, 07/01/2015	2,740	2,966
GWR Operating Partnership LLP
10.875%, 04/01/2017	760	874
Gymboree
9.125%, 12/01/2018	935	889
Hanesbrands
6.375%, 12/15/2020	1,740	1,888
Harrah’s Operating
11.250%, 06/01/2017	4,945	5,316
10.000%, 12/15/2018	2,348	1,538
Hertz
7.500%, 10/15/2018	1,470	1,588
6.750%, 04/15/2019	160	169
Hillman Group
10.875%, 06/01/2018	850	914
Houghton Mifflin Harcourt Publishers
10.500%, 06/01/2019 (A) (B)	1,500	814
International Automotive Components Group SL
9.125%, 06/01/2018 (A)	1,330	1,277
inVentiv Health
10.250%, 08/15/2018 (A)	555	488
10.000%, 08/15/2018 (A)	370	326
J Crew Group
8.125%, 03/01/2019	995	1,042
Jaguar Land Rover
8.125%, 05/15/2021 (A)	1,305	1,421
Jarden
7.500%, 05/01/2017	580	664

132	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JC Penney
7.950%, 04/01/2017	$380	$392
6.375%, 10/15/2036	285	233
5.750%, 02/15/2018	795	755
Knowledge Learning
7.750%, 02/01/2015 (A)	1,000	860
Lamar Media
7.875%, 04/15/2018	542	599
Landry’s
9.375%, 05/01/2020 (A)	1,165	1,229
Laureate Education (A)
12.750%, 08/15/2017	575	610
11.000%, 08/15/2015	525	541
9.250%, 09/01/2019	1,300	1,307
Levi Strauss
6.875%, 05/01/2022	1,695	1,767
Libbey Glass
6.875%, 05/15/2020 (A)	495	532
Liberty Media LLC
8.250%, 02/01/2030	1,970	2,078
Lions Gate Entertainment
10.250%, 11/01/2016 (A)	3,565	3,966
Live Nation Entertainment
7.000%, 09/01/2020 (A)	1,700	1,768
Liz Claiborne
10.500%, 04/15/2019 (A)	1,595	1,800
M/I Homes
8.625%, 11/15/2018	1,820	1,968
Marina District Finance
9.875%, 08/15/2018	1,510	1,514
9.500%, 10/15/2015	165	166
McClatchy
11.500%, 02/15/2017	3,750	4,031
MDC Partners
11.000%, 11/01/2016	4,820	5,254
MediMedia USA
11.375%, 11/15/2014 (A)	2,100	1,953
Meritage Homes
7.000%, 04/01/2022	290	310
MGM Mirage
7.625%, 01/15/2017	1,790	1,897
MGM Resorts International
11.375%, 03/01/2018	3,265	3,853
9.000%, 03/15/2020	3,275	3,656
8.625%, 02/01/2019 (A)	1,205	1,313
7.750%, 03/15/2022	625	653
6.750%, 10/01/2020 (A)	1,430	1,430
Michaels Stores
13.000%, 11/01/2016 (E)	487	511
11.375%, 11/01/2016	430	450
7.750%, 11/01/2018	1,540	1,652
Midwest Gaming Borrower
11.625%, 04/15/2016 (A)	2,100	2,315
Millennium (Escrow Security)
7.625%, 11/15/2026 (B)	175	—

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mohegan Tribal Gaming Authority
11.000%, 09/15/2018 (A)	$1,695	$1,187
MTR Gaming Group
11.500%, 08/01/2019	4,155	4,373
Nara Cable Funding (A)
8.875%, 12/01/2018	1,570	1,426
NCL
9.500%, 11/15/2018	265	293
Nexstar Broadcasting
8.875%, 04/15/2017	1,625	1,767
Nielsen Finance
7.750%, 10/15/2018	510	575
4.500%, 10/01/2020 (A)	1,945	1,933
Norcraft
10.500%, 12/15/2015	865	869
Ono Finance II
10.875%, 07/15/2019 (A)	3,207	2,726
Party City Holdings
8.875%, 08/01/2020 (A)	3,085	3,286
Peninsula Gaming
8.375%, 08/15/2015	2,100	2,195
Petco Animal Supplies
9.250%, 12/01/2018 (A)	950	1,055
Pinnacle Entertainment
7.750%, 04/01/2022	595	649
Quebecor Media (Escrow Security) (B)
0.000%, 11/15/2013 (D) (F)	1,725	17
0.000%, 03/15/2016	1,915	19
QVC (A)
7.500%, 10/01/2019	2,755	3,048
7.375%, 10/15/2020	415	461
Reynolds Group Issuer
9.875%, 08/15/2019	8,130	8,648
9.000%, 04/15/2019	3,660	3,733
8.500%, 05/15/2018	550	558
8.250%, 02/15/2021	533	529
7.875%, 08/15/2019	140	151
6.875%, 02/15/2021	2,000	2,110
5.750%, 10/15/2020 (A)	5,790	5,790
Roadhouse Financing
10.750%, 10/15/2017	3,995	3,895
RSC Equipment Rental
10.250%, 11/15/2019	100	114
8.250%, 02/01/2021	3,956	4,342
Ryland Group
5.375%, 10/01/2022	2,415	2,421
Salem Communications
9.625%, 12/15/2016	780	868
Sally Holdings
6.875%, 11/15/2019	3,566	3,967
5.750%, 06/01/2022	375	399
Sealy Mattress
10.875%, 04/15/2016 (A)	245	268
8.250%, 06/15/2014	3,486	3,534
Seneca Gaming
8.250%, 12/01/2018 (A)	3,905	4,100

SEI Institutional Managed Trust / Annual Report / September 30, 2012	133

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Service International
7.625%, 10/01/2018	$375	$444
7.500%, 04/01/2027	625	663
7.000%, 05/15/2019	550	608
ServiceMaster
8.000%, 02/15/2020	2,365	2,507
7.000%, 08/15/2020 (A)	420	431
Seven Seas Cruises S de RL
9.125%, 05/15/2019	1,450	1,508
Shingle Springs Tribal Gaming Authority
9.375%, 06/15/2015 (A)	300	248
Sinclair Television Group
9.250%, 11/01/2017 (A)	725	803
8.375%, 10/15/2018	2,425	2,674
6.125%, 10/01/2022 (A)	2,020	2,023
Sirius XM Radio
5.250%, 08/15/2022 (A)	2,150	2,139
Sitel
11.000%, 08/01/2017 (A)	955	960
Spectrum Brands
6.750%, 03/15/2020 (A)	400	413
Stanadyne Holdings
12.000%, 02/15/2015 (E)	1,700	1,124
Stanadyne Holdings, Ser 1
10.000%, 08/15/2014	1,915	1,786
Standard Pacific
10.750%, 09/15/2016	445	544
Stewart Enterprises
6.500%, 04/15/2019	425	457
Suburban Propane Partners
7.500%, 10/01/2018 (A)	675	722
Sugarhouse HSP Gaming Prop Mezz
8.625%, 04/15/2016 (A)	1,225	1,314
Taylor Morrison Communities (A)
7.750%, 04/15/2020	1,315	1,400
7.750%, 04/15/2020	20	21
Tenneco
6.875%, 12/15/2020	480	526
Tomkins
9.000%, 10/01/2018	299	333
Toys R Us
10.375%, 08/15/2017 (A)	1,245	1,273
Travelport LLC
11.875%, 09/01/2016	495	187
Truven Health Analytics
10.625%, 06/01/2020 (A)	495	530
UCI International
8.625%, 02/15/2019	1,085	1,080
United Rentals North America
9.250%, 12/15/2019	420	474
8.375%, 09/15/2020	855	915
Unitymedia Hessen GmbH & KG
7.500%, 03/15/2019 (A)	1,500	1,646

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Univision Communications (A)
8.500%, 05/15/2021	$3,480	$3,532
7.875%, 11/01/2020	2,350	2,515
6.875%, 05/15/2019	250	258
6.750%, 09/15/2022	3,450	3,450
UPC Holding
9.875%, 04/15/2018 (A)	3,960	4,356
UR Financing Escrow (A)
7.625%, 04/15/2022	720	788
7.375%, 05/15/2020	160	172
5.750%, 07/15/2018	740	782
Vail Resorts
6.500%, 05/01/2019	790	859
Videotron
5.000%, 07/15/2022	1,975	2,064
Visant
10.000%, 10/01/2017	985	975
Visteon
6.750%, 04/15/2019	1,190	1,250
WMG Acquisition
11.500%, 10/01/2018	3,370	3,791
9.500%, 06/15/2016	850	928
Wok Acquisition
10.250%, 06/30/2020 (A)	3,285	3,474
Wolverine World Wide
6.125%, 10/15/2020 (A)	105	108
Wynn Las Vegas
7.750%, 08/15/2020	1,100	1,224
5.375%, 03/15/2022 (A)	400	406
XM Satellite Radio
7.625%, 11/01/2018 (A)	3,325	3,674
YCC Holdings PIK
10.250%, 02/15/2016	1,125	1,164
Yonkers Racing
11.375%, 07/15/2016 (A)	1,350	1,458

		381,939

Consumer Staples — 2.9%
Beverages & More
9.625%, 10/01/2014 (A)	1,000	1,030
Bumble Bee Acquisition
9.000%, 12/15/2017 (A)	2,767	2,895
Bumble Bee Holdco SCA PIK
9.625%, 03/15/2018 (A)	2,250	2,154
Central Garden and Pet
8.250%, 03/01/2018	4,985	5,284
Constellation Brands
7.250%, 05/15/2017	1,000	1,167
4.625%, 03/01/2023	1,595	1,627
Cott Beverages
8.375%, 11/15/2017	1,700	1,864
8.125%, 09/01/2018	950	1,056
Dean Foods
7.000%, 06/01/2016	500	540

134	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Del Monte
7.625%, 02/15/2019	$5,540	$5,699
Elizabeth Arden
7.375%, 03/15/2021	200	224
Fleming
10.125%, 04/01/2008 (B)	1,043	—
JBS USA
8.250%, 02/01/2020 (A)	1,315	1,312
Michael Foods
9.750%, 07/15/2018	1,010	1,126
NBTY
9.000%, 10/01/2018	1,980	2,203
Pantry
8.375%, 08/01/2020 (A)	1,325	1,358
Pilgrim’s Pride
7.875%, 12/15/2018	935	891
Post Holdings
7.375%, 02/15/2022 (A)	2,170	2,306
Rite Aid
9.750%, 06/12/2016	430	471
9.500%, 06/15/2017	185	190
9.250%, 03/15/2020	4,655	4,771
8.000%, 08/15/2020	6,550	7,434
7.700%, 02/15/2027	1,040	868
7.500%, 03/01/2017	585	601
Smithfield Foods
6.625%, 08/15/2022	1,480	1,536
Spectrum Brands Holdings
9.500%, 06/15/2018 (A)	590	665
9.500%, 06/15/2018	560	631
SuperValu
8.000%, 05/01/2016	840	750

		50,653

Energy — 9.2%
American Petroleum Tankers Parent
10.250%, 05/01/2015	878	922
Antero Resources Finance
9.375%, 12/01/2017	1,115	1,232
Arch Coal
8.750%, 08/01/2016	675	662
7.250%, 06/15/2021	765	639
7.000%, 06/15/2019	450	378
Atlas Pipeline Partners
6.625%, 10/01/2020 (A)	545	555
Atwood Oceanics
6.500%, 02/01/2020	350	375
Berry Petroleum
6.375%, 09/15/2022	330	348
Bill Barrett
7.625%, 10/01/2019	2,200	2,332
7.000%, 10/15/2022	1,500	1,541
Bluewater Holding BV
3.455%, 07/17/2014 (A) (C)	1,200	1,113

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BreitBurn Energy Partners
8.625%, 10/15/2020	$950	$1,038
7.875%, 04/15/2022 (A)	4,010	4,150
Bristow Group
7.500%, 09/15/2017	1,680	1,750
6.250%, 10/15/2022	2,725	2,790
Calumet Specialty Products Partners
9.375%, 05/01/2019	2,055	2,209
Carrizo Oil & Gas
7.500%, 09/15/2020	375	383
Chaparral Energy
8.250%, 09/01/2021	1,430	1,544
Chesapeake Energy
6.625%, 08/15/2020	2,340	2,413
6.125%, 02/15/2021	245	247
Chesapeake Midstream Partners
6.125%, 07/15/2022	225	238
5.875%, 04/15/2021	1,280	1,341
Chesapeake Oilfield Operating
6.625%, 11/15/2019 (A)	320	307
Cloud Peak Energy Resources
8.250%, 12/15/2017	535	582
Comstock Resources
7.750%, 04/01/2019	685	688
Consol Energy
8.250%, 04/01/2020	450	471
8.000%, 04/01/2017	650	679
Copano Energy
7.750%, 06/01/2018	2,560	2,688
7.125%, 04/01/2021	580	606
Crestwood Midstream Partners
7.750%, 04/01/2019	3,750	3,806
Crosstex Energy
8.875%, 02/15/2018	1,990	2,129
7.125%, 06/01/2022 (A)	630	627
Denbury Resources
8.250%, 02/15/2020	1,030	1,161
Drill Rigs Holdings
6.500%, 10/01/2017 (A)	1,385	1,376
Eagle Rock Energy Partners
8.375%, 06/01/2019 (A)	3,870	3,802
8.375%, 06/01/2019	2,970	2,918
El Paso
7.750%, 01/15/2032	295	344
7.250%, 06/01/2018	560	645
EP Energy (A)
9.375%, 05/01/2020	1,320	1,439
7.750%, 09/01/2022	920	938
6.875%, 05/01/2019	3,420	3,659
EV Energy Partners
8.000%, 04/15/2019	1,310	1,359
Exterran Holdings
7.250%, 12/01/2018	3,500	3,684
Foresight Energy
9.625%, 08/15/2017 (A)	940	973

SEI Institutional Managed Trust / Annual Report / September 30, 2012	135

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Forest Oil
8.500%, 02/15/2014	$75	$81
7.250%, 06/15/2019	5,700	5,657
GMX Resources
11.000%, 12/01/2017	615	576
Hercules Offshore (A)
10.500%, 10/15/2017	1,890	1,992
10.250%, 04/01/2019	1,825	1,893
Hiland Partners
7.250%, 10/01/2020 (A)	844	878
Hilcorp Energy I (A)
8.000%, 02/15/2020	765	851
7.625%, 04/15/2021	505	556
Holly Energy Partners
6.500%, 03/01/2020 (A)	400	420
James River Coal
7.875%, 04/01/2019	880	504
Kodiak Oil & Gas
8.125%, 12/01/2019 (A)	2,510	2,661
Laredo Petroleum
9.500%, 02/15/2019	3,601	4,078
7.375%, 05/01/2022	765	826
Linn Energy
8.625%, 04/15/2020	1,520	1,664
7.750%, 02/01/2021	385	407
6.500%, 05/15/2019 (A)	390	390
6.250%, 11/01/2019 (A)	1,780	1,771
Magnum Hunter Resources
9.750%, 05/15/2020 (A)	445	454
MarkWest Energy Partners
5.500%, 02/15/2023	730	765
MEG Energy (A)
6.500%, 03/15/2021	616	659
6.375%, 01/30/2023	4,180	4,462
Midstates Petroleum
10.750%, 10/01/2020 (A)	4,635	4,832
Milagro Oil & Gas
10.500%, 05/15/2016	1,700	1,207
Murray Energy
10.250%, 10/15/2015 (A)	1,020	1,000
Newfield Exploration
6.875%, 02/01/2020	625	686
5.625%, 07/01/2024	625	694
Oasis Petroleum
7.250%, 02/01/2019	925	992
Ocean Rig UDW
9.500%, 04/27/2016	5,500	5,665
Parker Drilling
9.125%, 04/01/2018	1,390	1,498
PDC Energy
7.750%, 10/15/2022 (A)	650	650
Peabody Energy (A)
6.250%, 11/15/2021	1,870	1,861
6.000%, 11/15/2018	840	840

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Penn Virginia
10.375%, 06/15/2016	$400	$416
7.250%, 04/15/2019	2,175	2,023
Penn Virginia Resource Partners
8.375%, 06/01/2020 (A)	2,175	2,246
8.250%, 04/15/2018	1,000	1,033
Petroleum Development
12.000%, 02/15/2018	1,980	2,158
Pioneer Drilling
9.875%, 03/15/2018	1,620	1,762
Plains Exploration & Production
10.000%, 03/01/2016	85	91
7.625%, 06/01/2018	1,635	1,741
7.625%, 04/01/2020	1,710	1,825
QR Energy
9.250%, 08/01/2020 (A)	665	678
Quicksilver Resources
11.750%, 01/01/2016	1,000	1,010
9.125%, 08/15/2019	695	660
Range Resources
8.000%, 05/15/2019	3,500	3,885
5.000%, 08/15/2022	2,910	3,070
Regency Energy Partners
6.875%, 12/01/2018	2,460	2,626
5.500%, 04/15/2023	665	673
Resolute Energy
8.500%, 05/01/2020 (A)	1,835	1,881
Samson Investment
9.750%, 02/15/2020 (A)	1,335	1,375
SandRidge Energy
8.125%, 10/15/2022 (A)	1,345	1,432
8.000%, 06/01/2018 (A)	390	410
7.500%, 03/15/2021	3,506	3,611
7.500%, 03/15/2021 (A)	330	340
7.500%, 02/15/2023 (A)	540	556
SESI
7.125%, 12/15/2021	3,000	3,315
Targa Resources Partners
7.875%, 10/15/2018	1,845	2,020
6.375%, 08/01/2022 (A)	2,300	2,438
Tesoro Logistics
5.875%, 10/01/2020 (A)	480	492
Trinidad Drilling
7.875%, 01/15/2019 (A)	795	859
Vanguard Natural Resources
7.875%, 04/01/2020	705	710
Venoco
8.875%, 02/15/2019	530	461
WPX Energy
6.000%, 01/15/2022	975	1,048

		161,396

Financials — 8.5%
Alliant Holdings I
11.000%, 05/01/2015 (A)	3,375	3,476

136	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ally Financial
8.000%, 11/01/2031	$2,340	$2,728
6.250%, 12/01/2017	3,345	3,618
5.500%, 02/15/2017	750	784
4.625%, 06/26/2015	815	836
American International Group
8.175%, 05/15/2058	1,835	2,246
6.250%, 03/15/2037	2,405	2,429
Bank of America
8.000%, 12/29/2049	1,675	1,824
Boyd Acquisition Sub
8.375%, 02/15/2018 (A)	3,250	3,380
Cardtronics
8.250%, 09/01/2018	470	524
Cemex Finance
9.500%, 12/14/2016 (A)	1,720	1,776
CEVA Group (A)
11.625%, 10/01/2016	2,925	2,998
11.500%, 04/01/2018	2,500	2,200
CIT Group
6.625%, 04/01/2018 (A)	250	284
5.500%, 02/15/2019 (A)	1,760	1,905
5.250%, 03/15/2018	1,360	1,459
5.000%, 05/15/2017	575	614
4.250%, 08/15/2017	2,040	2,117
City National Bank
9.000%, 08/12/2019	3,384	4,064
CNH Capital
6.250%, 11/01/2016 (A)	465	505
Credit Acceptance
9.125%, 02/01/2017	4,700	5,182
E*Trade Financial PIK
12.500%, 11/30/2017	590	670
Entertainment Properties Trust ‡
5.750%, 08/15/2022	790	820
Ford Motor Credit
5.000%, 05/15/2018	200	218
Fresenius US Finance II
9.000%, 07/15/2015 (A)	300	346
Global Investments Group Finance MTN
11.000%, 09/24/2017	2,800	2,744
HBOS Capital Funding
6.071%, 06/30/2049 (A)	4,740	3,662
Hub International
8.125%, 10/15/2018 (A)	5,990	6,065
Icahn Enterprises
8.000%, 01/15/2018 (A)	1,250	1,341
8.000%, 01/15/2018	3,500	3,754
7.750%, 01/15/2016	1,940	2,022
ILFC E-Capital Trust II
6.250%, 12/21/2065 (A)	1,745	1,379
ING Groep
5.775%, 12/29/2049	2,890	2,630

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Interactive Data
10.250%, 08/01/2018	$845	$946
Ironshore Holdings US
8.500%, 05/15/2020 (A)	4,600	5,073
Jefferies Group
8.500%, 07/15/2019	680	780
Kennedy-Wilson
8.750%, 04/01/2019	2,250	2,396
Liberty Mutual Group
7.000%, 03/15/2037 (A)	2,070	1,966
Lloyds Banking Group (A)
6.267%, 11/14/2016	1,265	848
5.920%, 09/29/2049	845	558
Marlin Water Trust II
6.310%, 07/15/2003 (A) (B)	4,200	—
National Life Insurance
10.500%, 09/15/2039 (A)	990	1,322
Nationstar Mortgage
10.875%, 04/01/2015	100	108
9.625%, 05/01/2019 (A)	4,230	4,600
7.875%, 10/01/2020 (A)	540	549
Neuberger Berman Group (A)
5.875%, 03/15/2022	880	942
5.625%, 03/15/2020	270	288
NSG Holdings
7.750%, 12/15/2025 (A)	2,000	2,080
Nuveen Investments (A)
9.500%, 10/15/2020	5,835	5,806
9.125%, 10/15/2017	3,950	3,920
Offshore Group Investments
11.500%, 08/01/2015	1,025	1,133
Ohio Casualty
7.300%, 06/15/2014	905	983
Omega Healthcare Investors ‡
7.500%, 02/15/2020	1,495	1,659
6.750%, 10/15/2022	840	928
PHH
9.250%, 03/01/2016	670	769
7.375%, 09/01/2019	710	760
Pinnacle Foods Finance
9.250%, 04/01/2015	3,013	3,081
PNC Preferred Funding Trust II
1.611%, 03/29/2049 (A)	4,970	4,075
RBS Capital Trust I
4.709%, 12/29/2049 (C)	1,615	1,001
Realogy (A)
7.875%, 02/15/2019	865	908
7.625%, 01/15/2020	780	860
Regions Financing Trust II
6.625%, 05/15/2047 (C)	2,970	2,896
Rivers Pittsburgh Borrower
9.500%, 06/15/2019 (A)	600	637
Sabra Health Care ‡
8.125%, 11/01/2018	4,300	4,709
8.125%, 11/01/2018 (A)	635	694

SEI Institutional Managed Trust / Annual Report / September 30, 2012	137

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Serta Simmons Holdings
8.125%, 10/01/2020 (A)	$3,645	$3,618
Snoqualmie Entertainment Authority (A)
9.125%, 02/01/2015	2,125	2,152
4.476%, 02/01/2014 (C)	500	495
Spencer Spirit Holdings
11.000%, 05/01/2017 (A)	1,940	2,076
Synovus Financial
7.875%, 02/15/2019	1,635	1,807
UPCB Finance III
6.625%, 07/01/2020 (A)	650	681
USB Realty
1.602%, 12/29/2049 (A) (C)	5,000	4,150
USI Holdings
9.750%, 05/15/2015 (A)	4,619	4,671
XL Capital
6.500%, 12/31/2049 (C)	1,775	1,633
Yankee Acquisition, Ser B
9.750%, 02/15/2017	1,240	1,302

		150,460

Health Care — 9.5%
Acadia Healthcare
12.875%, 11/01/2018	1,925	2,257
Accellent
10.000%, 11/01/2017	905	765
8.375%, 02/01/2017	855	879
Alere
9.000%, 05/15/2016	5,365	5,727
American Renal Associates Holdings
9.750%, 03/01/2016	2,746	2,924
American Renal Holdings
8.375%, 05/15/2018	1,620	1,709
Apria Healthcare Group
12.375%, 11/01/2014	3,700	3,607
11.250%, 11/01/2014	300	307
Aurora Diagnostics Holdings
10.750%, 01/15/2018	5,185	5,224
Biomet
11.625%, 10/15/2017	2,728	2,905
6.500%, 08/01/2020 (A)	6,266	6,493
6.500%, 10/01/2020 (A)	5,345	5,238
BioScrip
10.250%, 10/01/2015	1,610	1,735
CDRT Holding
9.250%, 10/01/2017 (A)	4,390	4,236
CHS
8.000%, 11/15/2019	2,055	2,255
7.125%, 07/15/2020	4,155	4,433
5.125%, 08/15/2018	2,345	2,433
DaVita
6.625%, 11/01/2020	2,311	2,470
6.375%, 11/01/2018	235	251
5.750%, 08/15/2022	910	946

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

DJO Finance
9.875%, 04/15/2018 (A)	$1,435	$1,417
9.750%, 10/15/2017	2,750	2,338
8.750%, 03/15/2018 (A)	1,645	1,750
7.750%, 04/15/2018	3,125	2,852
Endo Pharmaceuticals Holdings
7.250%, 01/15/2022	1,910	2,063
7.000%, 07/15/2019	3,445	3,712
Fresenius Medical Care US Finance II
5.625%, 07/31/2019 (A)	3,445	3,669
GCB Oncology (Escrow Security)
0.000%, 08/15/2017	1,525	23
Grifols
8.250%, 02/01/2018	1,000	1,105
HCA
9.875%, 02/15/2017	105	113
7.500%, 02/15/2022	4,730	5,357
5.875%, 03/15/2022	2,725	2,953
HCA Holdings
7.750%, 05/15/2021	3,835	4,180
Health Management Associates
7.375%, 01/15/2020 (A)	2,600	2,821
6.125%, 04/15/2016	440	480
Healthsouth
8.125%, 02/15/2020	2,190	2,431
7.750%, 09/15/2022	835	912
7.250%, 10/01/2018	440	476
5.750%, 11/01/2024	240	244
Hologic
6.250%, 08/01/2020 (A)	7,030	7,452
Immucor
11.125%, 08/15/2019	5,465	6,175
INC Research
11.500%, 07/15/2019 (A)	3,695	3,713
Jaguar Holding II
9.500%, 12/01/2019 (A)	2,500	2,806
Kindred Healthcare
8.250%, 06/01/2019	4,430	4,308
Kinetic Concepts (A)
12.500%, 11/01/2019	1,020	959
10.500%, 11/01/2018	2,530	2,675
Lantheus Medical Imaging
9.750%, 05/15/2017	1,210	1,140
Legend Acquisition Sub
10.750%, 08/15/2020 (A)	1,070	1,049
Monitronics International
9.125%, 04/01/2020	3,375	3,510
Multiplan
9.875%, 09/01/2018 (A)	1,060	1,171
Mylan (A)
7.875%, 07/15/2020	1,745	1,959
7.625%, 07/15/2017	1,500	1,661
6.000%, 11/15/2018	1,215	1,288

138	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Physio-Control International
9.875%, 01/15/2019 (A)	$350	$383
Physiotherapy Associates Holdings
11.875%, 05/01/2019 (A)	1,227	1,258
Radiation Therapy Services
9.875%, 04/15/2017	985	717
8.875%, 01/15/2017	610	589
Radnet Management
10.375%, 04/01/2018	975	985
Rural
10.125%, 07/15/2019 (A)	2,500	2,481
Sky Growth Acquisition
7.375%, 10/15/2020 (A)	2,090	2,100
STHI Holding
8.000%, 03/15/2018 (A)	1,080	1,150
Surgical Care Affiliates PIK
8.875%, 07/15/2015 (A)	1,254	1,261
Symbion PIK
11.000%, 08/23/2015	1,366	1,359
Tenet Healthcare
8.000%, 08/01/2020	2,395	2,572
6.250%, 11/01/2018	1,970	2,172
Universal Health Services
7.000%, 10/01/2018	1,850	2,005
USPI Finance
9.000%, 04/01/2020 (A)	995	1,080
Valeant Pharmaceuticals International (A)
7.250%, 07/15/2022	1,470	1,549
7.000%, 10/01/2020	872	918
6.875%, 12/01/2018	870	916
6.750%, 10/01/2017 to 08/15/2021	812	856
6.375%, 10/15/2020	285	291
Vanguard Health Holding II
8.000%, 02/01/2018	2,800	2,989
7.750%, 02/01/2019 (A)	3,000	3,191
VPI Escrow
6.375%, 10/15/2020 (A)	1,135	1,158

		167,536

Industrials — 9.7%
ACL I
10.625%, 02/15/2016	2,254	2,209
Actuant
5.625%, 06/15/2022	3,000	3,112
ADS Waste Holdings
8.250%, 10/01/2020 (A)	1,950	1,989
Air Canada
9.250%, 08/01/2015 (A)	3,560	3,702
Air Medical Group Holdings
9.250%, 11/01/2018	3,150	3,433
Aircastle
9.750%, 08/01/2018	735	838
7.625%, 04/15/2020	130	144
6.750%, 04/15/2017	395	426

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Aleris International
10.000%, 12/15/2016 (B)	$1,800	$—
Aleris International PIK
9.000%, 12/15/2014 (B)	725	—
Alion Science & Technology
10.250%, 02/01/2015	1,000	570
Alion Science & Technology PIK
12.000%, 11/01/2014	2,122	1,989
Alliant Techsystems
6.875%, 09/15/2020	2,000	2,180
American Airlines 2011-2 Class A Pass-Through Trust
8.625%, 10/15/2021	2,965	3,191
American Axle & Manufacturing
7.875%, 03/01/2017	1,721	1,794
Anixter
5.625%, 05/01/2019	455	475
Associated Materials
9.125%, 11/01/2017	835	818
Atkore International
9.875%, 01/01/2018	2,680	2,606
AWAS Aviation Capital
7.000%, 10/17/2016 (A)	428	454
Baker & Taylor
11.500%, 07/01/2013 (A)	1,090	1,090
BE Aerospace
6.875%, 10/01/2020	840	932
Belden
5.500%, 09/01/2022 (A)	745	762
Boart Longyear Management Pty
7.000%, 04/01/2021 (A)	3,300	3,387
Bombardier (A)
7.750%, 03/15/2020	215	247
5.750%, 03/15/2022	1,335	1,368
Builders FirstSource
3.000%, 02/15/2016 (A) (C)	265	249
Building Materials Corp of America (A)
6.875%, 08/15/2018	1,585	1,700
6.750%, 05/01/2021	620	679
Case New Holland
7.875%, 12/01/2017	540	633
Casella Waste Systems
7.750%, 02/15/2019	650	637
CDW
12.535%, 10/12/2017	740	790
8.500%, 04/01/2019	2,435	2,648
Cemex Espana Luxembourg
9.250%, 05/12/2020 (A)	1,570	1,566
Ceridian
8.875%, 07/15/2019 (A)	2,875	3,105
CEVA Group
8.375%, 12/01/2017 (A)	2,520	2,429

SEI Institutional Managed Trust / Annual Report / September 30, 2012	139

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Clean Harbors
5.250%, 08/01/2020 (A)	$3,465	$3,569
Coleman Cable
9.000%, 02/15/2018	2,540	2,705
Commercial Barge Line
12.500%, 07/15/2017	1,000	1,114
Continental Airlines
7.339%, 04/19/2014	436	454
Continental Airlines 2009-2 Class B Pass Through Trust
9.250%, 05/10/2017	195	214
Delta Air Lines
12.250%, 03/15/2015 (A)	1,000	1,085
Delta Air Lines 2011-1 Class B Pass Through Trust
7.125%, 10/15/2014	1,800	1,843
DynCorp International
10.375%, 07/01/2017	4,510	3,890
Emergency Medical Services
8.125%, 06/01/2019	3,864	4,096
Esterline Technologies
7.000%, 08/01/2020	300	333
General Cable
7.125%, 04/01/2017	480	496
5.750%, 10/01/2022 (A)	445	452
Geo Group
7.750%, 10/15/2017	665	717
6.625%, 02/15/2021	500	535
Global Aviation Holdings
14.000%, 08/15/2013 (B)	2,507	718
Great Lakes Dredge & Dock
7.375%, 02/01/2019	925	976
Griffon
7.125%, 04/01/2018	570	603
H&E Equipment Services
7.000%, 09/01/2022 (A)	1,805	1,877
HD Supply (A)
11.000%, 04/15/2020	2,820	3,130
8.125%, 04/15/2019	2,065	2,241
Intcomex
13.250%, 12/15/2014	4,780	4,876
Interline Brands
7.500%, 11/15/2018	1,190	1,288
International Lease Finance
8.750%, 03/15/2017	2,735	3,200
6.250%, 05/15/2019	760	817
5.875%, 04/01/2019	1,990	2,110
5.750%, 05/15/2016	270	286
4.875%, 04/01/2015	265	275
Iron Mountain
8.375%, 08/15/2021	735	814
7.750%, 10/01/2019	1,250	1,406
5.750%, 08/15/2024	3,200	3,208

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Isabelle Acquisition Sub
10.000%, 11/15/2018 (A)	$280	$304
Kansas City Southern de Mexico
8.000%, 02/01/2018	750	836
6.125%, 06/15/2021	500	561
Kratos Defense & Security Solutions
10.000%, 06/01/2017	1,205	1,301
Liberty Tire Recycling
11.000%, 10/01/2016 (A)	3,725	3,613
Manitowoc
9.500%, 02/15/2018	500	560
8.500%, 11/01/2020	785	878
Marquette Transportation
10.875%, 01/15/2017	1,152	1,212
Masonite International
8.250%, 04/15/2021 (A)	1,820	1,920
Mead Products
6.750%, 04/30/2020 (A)	280	292
Meritor
8.125%, 09/15/2015	675	709
Mueller Water Products
8.750%, 09/01/2020	526	594
7.375%, 06/01/2017	1,180	1,209
Neehah Foundry PIK
15.000%, 07/29/2015	103	92
Niska Gas Storage US
8.875%, 03/15/2018	3,495	3,609
Nortek
8.500%, 04/15/2021	1,240	1,321
Oshkosh
8.500%, 03/01/2020	2,248	2,518
8.250%, 03/01/2017	670	737
Ply Gem Industries
13.125%, 07/15/2014	730	781
9.375%, 04/15/2017 (A)	655	658
8.250%, 02/15/2018	810	845
Polymer Group
7.750%, 02/01/2019	1,360	1,448
Polypore International
7.500%, 11/15/2017	640	690
Pulte Homes
6.000%, 02/15/2035	1,190	1,077
Quality Distribution
9.875%, 11/01/2018	4,000	4,360
RBS Global
8.500%, 05/01/2018	1,110	1,224
Sabine Pass LNG L.P.
7.500%, 11/30/2016 (A)	1,540	1,602
7.500%, 11/30/2016	7,275	7,857
Seminole Indian Tribe of Florida (A)
7.750%, 10/01/2017	930	1,021
6.535%, 10/01/2020	500	538
Sequa
11.750%, 12/01/2015 (A)	2,500	2,625

140	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Sequa PIK
13.500%, 12/01/2015 (A)	$500	$530
ServiceMaster
7.450%, 08/15/2027	740	616
7.250%, 03/01/2038	1,515	1,220
7.100%, 03/01/2018	1,000	970
Swift Services Holdings
10.000%, 11/15/2018	550	595
syncreon Global Ireland
9.500%, 05/01/2018 (A)	3,112	3,244
Tempel Steel
12.000%, 08/15/2016 (A)	860	841
Terex
8.000%, 11/15/2017	1,215	1,258
6.500%, 04/01/2020	310	322
Thermadyne Holdings
9.000%, 12/15/2017	2,045	2,178
Titan International
7.875%, 10/01/2017	3,420	3,625
Tops Holding
10.125%, 10/15/2015	1,400	1,475
TRAC Intermodal
11.000%, 08/15/2019 (A)	1,510	1,578
Trimas
9.750%, 12/15/2017	624	721
United Air Lines
12.000%, 11/01/2013 (A)	1,155	1,187
United Air Lines, Ser 95A1
9.020%, 04/19/2012 (B) (G) (J) (K)	287	75
3.566%, 10/19/2018	450	138
USG
8.375%, 10/15/2018 (A)	1,255	1,362
6.300%, 11/15/2016	1,485	1,500

		171,907

Information Technology — 6.3%
Advanced Micro Devices
7.750%, 08/01/2020	1,300	1,319
7.500%, 08/15/2022 (A)	595	574
Alcatel-Lucent USA
6.500%, 01/15/2028	1,170	760
Amkor Technology
7.375%, 05/01/2018	575	598
Aspect Software
10.625%, 05/15/2017	3,730	3,833
Audatex North America
6.750%, 06/15/2018 (A)	1,132	1,208
Avaya
9.750%, 11/01/2015	810	719
7.000%, 04/01/2019 (A)	1,285	1,195
Avaya PIK
10.125%, 11/01/2015	4,133	3,688
Carlson Wagonlit BV
6.875%, 06/15/2019 (A)	2,225	2,336

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CommScope
8.250%, 01/15/2019 (A)	$2,935	$3,170
Compucom Systems
12.500%, 10/01/2015 (A)	4,605	4,778
Epicor Software
8.625%, 05/01/2019	2,780	2,933
Fidelity National Information Services
7.875%, 07/15/2020	600	670
7.625%, 07/15/2017	800	876
5.000%, 03/15/2022	1,585	1,637
First Data
12.625%, 01/15/2021	2,109	2,185
11.250%, 03/31/2016	3,635	3,526
8.875%, 08/15/2020 (A)	830	905
7.375%, 06/15/2019 (A)	445	459
6.750%, 11/01/2020 (A)	590	586
First Data PIK
8.750%, 01/15/2022 (A)	6,800	6,851
Freescale Semiconductor
10.125%, 03/15/2018 (A)	100	110
9.250%, 04/15/2018 (A)	2,488	2,706
8.050%, 02/01/2020	160	158
GXS Worldwide
9.750%, 06/15/2015	5,970	6,149
iGate
9.000%, 05/01/2016	4,119	4,521
Infor US
11.500%, 07/15/2018 (A)	455	519
9.375%, 04/01/2019 (A)	5,385	5,977
j2 Global
8.000%, 08/01/2020 (A)	1,925	1,944
Jabil Circuit
4.700%, 09/15/2022	930	925
MagnaChip Semiconductor
10.500%, 04/15/2018	2,540	2,857
Mantech International
7.250%, 04/15/2018	670	707
MEMC Electronic Materials
7.750%, 04/01/2019	790	648
NCR
5.000%, 07/15/2022 (A)	1,900	1,919
Nuance Communications
5.375%, 08/15/2020 (A)	1,535	1,585
NXP BV/NXP Funding LLC
9.750%, 08/01/2018 (A)	2,915	3,352
Open Solutions
9.750%, 02/01/2015 (A)	4,200	3,570
Sabre
8.500%, 05/15/2019 (A)	3,010	3,093
Sabre Holdings
8.350%, 03/15/2016	1,380	1,401
Sensata Technologies BV
6.500%, 05/15/2019 (A)	3,948	4,214

SEI Institutional Managed Trust / Annual Report / September 30, 2012	141

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SSI Investments II
11.125%, 06/01/2018	$1,055	$1,192
STATS ChipPAC
7.500%, 08/12/2015 (A)	2,375	2,482
Stratus Technologies Bermuda
12.000%, 03/29/2015	2,364	2,199
Stream Global Services
11.250%, 10/01/2014	2,600	2,704
Sungard Data Systems
10.250%, 08/15/2015	710	728
7.375%, 11/15/2018	810	869
Taminco Global Chemical
9.750%, 03/31/2020 (A)	1,200	1,296
Travelport
9.875%, 09/01/2014	805	644
Viasystems
7.875%, 05/01/2019 (A)	1,205	1,202
Zayo Group
10.125%, 07/01/2020	3,275	3,619
8.125%, 01/01/2020	2,260	2,469

		110,565

Materials — 5.2%
AK Steel
7.625%, 05/15/2020	720	630
Algoma Acquisition
9.875%, 06/15/2015 (A)	1,415	1,121
AM Castle
12.750%, 12/15/2016	580	655
APERAM
7.750%, 04/01/2018 (A)	1,265	1,037
7.375%, 04/01/2016 (A)	3,000	2,565
ARD Finance PIK
11.125%, 06/01/2018 (A)	1,701	1,693
Ardagh Packaging Finance (A)
9.125%, 10/15/2020	2,060	2,182
7.375%, 10/15/2017	1,021	1,094
Ball
5.000%, 03/15/2022	1,150	1,205
Berry Plastics
10.250%, 03/01/2016	710	737
9.750%, 01/15/2021	2,035	2,320
Boise Paper Holdings
9.000%, 11/01/2017	1,270	1,397
BWAY Holding
10.000%, 06/15/2018	1,130	1,271
Celanese US Holdings
6.625%, 10/15/2018	550	602
Chemtura
7.875%, 09/01/2018	1,085	1,180
Clearwater Paper
7.125%, 11/01/2018	800	870

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Consolidated Container
10.125%, 07/15/2020 (A)	$1,160	$1,235
FMG Resources August 2006 Pty (A)
8.250%, 11/01/2019	1,105	1,072
6.875%, 02/01/2018	820	763
6.875%, 04/01/2022	1,560	1,427
6.375%, 02/01/2016	360	350
Graphic Packaging International
7.875%, 10/01/2018	1,170	1,296
Headwaters
7.625%, 04/01/2019	1,215	1,233
Hexion US Finance
9.000%, 11/15/2020	1,430	1,276
8.875%, 02/01/2018	3,465	3,560
Horsehead Holding
10.500%, 06/01/2017 (A)	1,225	1,231
Huntsman International
8.625%, 03/15/2020	435	492
8.625%, 03/15/2021	1,135	1,300
IAMGOLD
6.750%, 10/01/2020 (A)	4,925	4,827
Ineos Finance (A)
8.375%, 02/15/2019	1,420	1,495
7.500%, 05/01/2020	570	579
Ineos Group Holdings PLC
8.500%, 02/15/2016 (A)	3,940	3,723
Inmet Mining
8.750%, 06/01/2020 (A)	1,280	1,325
JMC Steel Group
8.250%, 03/15/2018 (A)	1,215	1,239
Kinove German Bondco GmbH
9.625%, 06/15/2018 (A)	1,642	1,798
Longview Fibre Paper & Packaging
8.000%, 06/01/2016 (A)	1,505	1,569
LyondellBasell Industries
5.750%, 04/15/2024	550	626
MacDermid
9.500%, 04/15/2017 (A)	1,300	1,357
Midwest Vanadium Pty
11.500%, 02/15/2018 (A)	1,100	671
Millar Western Forest Products
8.500%, 04/01/2021	1,000	810
Mirabela Nickel
8.750%, 04/15/2018 (A)	2,125	1,594
Momentive Performance Materials
11.500%, 12/01/2016	1,010	568
Momentive Performance Materials PIK
0.000%, 06/04/2017 (G) (J) (K)	1,996	1,437
New
7.000%, 04/15/2020 (A)	600	636
Nexeo Solutions
8.375%, 03/01/2018	750	743
Noranda Aluminium Acquisition PIK
4.730%, 05/15/2015 (C)	1,162	1,104

142	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Novelis
8.750%, 12/15/2020	$370	$410
8.375%, 12/15/2017	1,865	2,038
Packaging Dynamics
8.750%, 02/01/2016 (A)	1,339	1,413
PolyOne
7.375%, 09/15/2020	690	747
Rain CII Carbon
8.000%, 12/01/2018 (A)	310	316
Reichhold Industries
9.000%, 05/08/2017 (A)	1,711	1,334
Rockwood Specialties Group
4.625%, 10/15/2020	2,205	2,238
Ryerson
12.000%, 11/01/2015	1,215	1,254
11.250%, 10/15/2018 (A)	625	625
9.000%, 10/15/2017 (A)	880	880
Ryerson Holding
0.000%, 02/01/2015 (D)	1,930	1,370
Sappi Papier Holding GmbH (A)
8.375%, 06/15/2019	1,150	1,231
7.750%, 07/15/2017	400	428
Scotts Miracle-Gro
7.250%, 01/15/2018	35	38
6.625%, 12/15/2020	790	851
Sealed Air (A)
8.375%, 09/15/2021	1,725	1,932
8.125%, 09/15/2019	190	211
Smurfit Kappa Acquisitions
4.875%, 09/15/2018 (A)	1,400	1,383
Standard Steel
12.000%, 05/01/2015 (A)	2,850	3,249
Steel Dynamics (A)
6.375%, 08/15/2022	680	702
6.125%, 08/15/2019	680	707
Tekni-Plex
9.750%, 06/01/2019 (A)	660	706
Tronox Finance
6.375%, 08/15/2020 (A)	1,700	1,717
Verso Paper Holdings
8.750%, 02/01/2019	3,025	1,452
Vertellus Specialties
9.375%, 10/01/2015 (A)	2,368	1,877
Vulcan Materials
7.500%, 06/15/2021	280	316
6.500%, 12/01/2016	280	307

		91,627

Telecommunication Services — 4.9%
CenturyLink
5.800%, 03/15/2022	810	881
Cincinnati Bell
8.375%, 10/15/2020	465	500
Clearwire Communications (A)
14.750%, 12/01/2016	1,355	1,470

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

12.000%, 12/01/2015	$1,345	$1,328
Cogent Communications Group
8.375%, 02/15/2018 (A)	550	597
Cricket Communications
7.750%, 10/15/2020	1,160	1,131
Digicel Group (A)
10.500%, 04/15/2018	1,810	1,968
8.250%, 09/01/2017	2,714	2,931
8.250%, 09/30/2020	1,380	1,449
Eileme 2
11.625%, 01/31/2020 (A)	595	666
GCI
8.625%, 11/15/2019	740	799
Hughes Satellite Systems
7.625%, 06/15/2021	2,155	2,387
6.500%, 06/15/2019	590	631
Inmarsat Finance
7.375%, 12/01/2017 (A)	2,125	2,295
Integra Telecom Holdings
10.750%, 04/15/2016 (A)	1,685	1,723
Intelsat Jackson Holdings
7.250%, 04/01/2019	380	410
7.250%, 10/15/2020	925	997
7.250%, 10/15/2020 (A)	830	892
6.625%, 12/15/2022 (A)	1,275	1,269
Intelsat Luxembourg
11.250%, 02/04/2017	2,655	2,808
Intelsat Luxembourg PIK
11.500%, 02/04/2017	3,637	3,855
ITC Deltacom
10.500%, 04/01/2016	730	781
Level 3 Communications
11.875%, 02/01/2019	1,675	1,901
8.875%, 06/01/2019 (A)	1,905	2,000
Level 3 Financing
10.000%, 02/01/2018	650	723
9.375%, 04/01/2019	795	882
8.625%, 07/15/2020	485	524
8.125%, 07/01/2019	905	962
7.000%, 06/01/2020 (A)	655	662
4.469%, 02/15/2015 (C)	2,850	2,843
Lucent Technologies
6.450%, 03/15/2029	4,565	2,990
MetroPCS Wireless
7.875%, 09/01/2018	1,315	1,420
6.625%, 11/15/2020	675	707
NII Capital
7.625%, 04/01/2021	590	469
PAETEC Holding
9.875%, 12/01/2018	755	864
Sable International Finance MTN (A)
8.750%, 02/01/2020	68	76
7.750%, 02/15/2017	2,360	2,484

SEI Institutional Managed Trust / Annual Report / September 30, 2012	143

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Satmex Escrow
9.500%, 05/15/2017	$640	$677
9.500%, 05/15/2017 (A)	65	69
SBA Telecommunications
8.250%, 08/15/2019	363	406
5.750%, 07/15/2020 (A)	675	709
Sprint Capital
8.750%, 03/15/2032	7,230	7,483
Sprint Nextel
9.125%, 03/01/2017	1,205	1,365
9.000%, 11/15/2018 (A)	1,700	2,040
8.375%, 08/15/2017	535	595
7.000%, 03/01/2020 (A)	2,950	3,304
Telesat Canada
6.000%, 05/15/2017 (A)	2,400	2,496
tw telecom holdings
5.375%, 10/01/2022 (A)	1,875	1,912
UPCB Finance V
7.250%, 11/15/2021 (A)	3,105	3,377
UPCB Finance VI
6.875%, 01/15/2022 (A)	1,598	1,694
Virgin Media Finance PLC
8.375%, 10/15/2019	670	762
West
7.875%, 01/15/2019	1,205	1,241
Wind Acquisition Finance (A)
11.750%, 07/15/2017	1,285	1,211
7.250%, 02/15/2018	3,180	3,021
7.250%, 02/15/2018	310	293
Windstream
8.125%, 09/01/2018	550	594
7.750%, 10/01/2021	1,195	1,288
7.500%, 04/01/2023	1,220	1,275

		87,087

Utilities — 1.2%
AES
9.750%, 04/15/2016	460	550
8.000%, 10/15/2017	725	837
7.375%, 07/01/2021	2,420	2,759
Calpine (A)
7.875%, 07/31/2020	2,027	2,214
7.875%, 01/15/2023	220	243
7.500%, 02/15/2021	1,967	2,124
Elwood Energy
8.159%, 07/05/2026	624	627
Energy Future Holdings
10.000%, 01/15/2020	700	772
Energy Future Intermediate Holding
6.875%, 08/15/2017 (A)	190	197
GenOn Energy
9.875%, 10/15/2020	870	966
Mirant (Escrow Security) (B)
0.000%, 07/15/2004	450	4

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Mirant Americas Generation LLC
8.500%, 10/01/2021	$670	$729
NRG Energy
8.250%, 09/01/2020	395	431
7.875%, 05/15/2021	1,455	1,582
7.625%, 01/15/2018	1,060	1,147
6.625%, 03/15/2023 (A)	3,233	3,306
Public Service of New Mexico
7.950%, 05/15/2018	2,600	3,176

		21,664

Total Corporate Obligations (Cost $1,343,832) ($ Thousands)		1,394,834

LOAN PARTICIPATIONS — 8.8%
Academy Sports, Term Loan 0.000%, 08/03/2018 (H)	560	561
Advanced Disposal Services, Term Loan B
0.000%, 09/25/2019 (H)	930	934
Alliant Holdings I
6.750%, 08/21/2014	477	477
API Technologies, Term Loan B
8.750%, 06/27/2016	745	746
Arctic Glacier Holdings, Term Loan
8.500%, 07/27/2018	475	475
Asurion, 1st Lien Term Loan
5.500%, 05/24/2018	920	925
Asurion, 2nd Lien Term Loan
9.000%, 05/20/2019	1,471	1,519
Asurion, Term Loan
11.000%, 09/02/2019	600	637
BJs Wholesale Club, 2nd Lien Term Loan
9.750%, 03/06/2020	270	273
Brock Holdings
10.000%, 03/16/2018	390	392
Caesar’s Entertainment
3.236%, 01/28/2015	995	964
Caribbean Restaurants, Term Loan B
9.000%, 02/15/2017	95	96
Central Parking
2.400%, 05/22/2014	608	602
Central Parking, 1st Lien
2.500%, 05/22/2014	1,396	1,382
Cequel, Bridge Loan
0.000%, 12/31/2012 (L)	950	—
Cequel Communications, Bridge Loan
0.000%, 07/24/2013 (H)	1,085	1,085
Ceridian, Extended Term Loan
5.977%, 05/09/2017	2,209	2,217
Chesapeak Energy
8.500%, 12/02/2017	2,000	2,005
CKX, Term Loan B
9.000%, 06/21/2017	485	401

144	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Clear Channel
3.881%, 01/29/2016	$3,182	$2,599
Cleveland Unlimited, Term Loan
10.000%, 07/25/2016	491	496
Constellation Brands, Bridge Loan
0.000%, 12/30/2013 (L)	1,250	—
CPM Holdings
10.250%, 02/16/2018	900	904
Crestwood Holdings, Term Loan
9.750%, 03/20/2018	1,705	1,728
David’s Bridal, Bridge Loan
0.000%, 01/31/2013 (H)	2,290	1,690
Dex Media West
7.250%, 10/24/2014	2,240	1,483
DJO Finance, Term Loan B-3
0.000%, 09/15/2017 (H)	2,800	2,804
Dynegy Midwest Generation
9.250%, 08/05/2016	6,638	6,933
Dynegy Power, 1st Lien Term Loan
9.250%, 08/05/2016	1,076	1,126
El Paso Energy, Term Loan
6.500%, 04/10/2018	3,610	3,637
Endurance International Group, 2nd Lien Term Loan
11.000%, 10/31/2018	1,050	1,050
Equipower Resources, 2nd Lien Term Loan
0.000%, 06/20/2019	515	523
Essential Power
5.500%, 08/07/2019	4,740	4,776
0.000%, 08/07/2019 (H)	450	453
Fairway Food Market, Term Loan
8.250%, 08/17/2018	1,800	1,811
First Data, Term Loan
4.217%, 03/24/2018	1,072	1,018
Firth Rixson, Facility B
4.961%, 12/18/2015	500	477
Firth Rixson, Facility C
5.461%, 12/20/2016	500	480
Fly Leasing
6.750%, 08/07/2018	1,750	1,745
Foxco Acquisition, Term Loan B
0.000%, 07/31/2017 (H)	300	302
Getty Images, Bridge Loan
0.000%, 02/10/2013 (H)	2,885	1,385
Global Aviation Holdings
12.000%, 09/27/2012	802	798
0.500%, 11/27/2012 (L)	224	1
GOGO LLC
11.250%, 06/21/2017	596	578
Graton Economic Developement Authority
0.000%, 08/14/2018 (H)	2,745	2,800

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Harrah’s Entertainment B3
0.000%, 01/28/2015 (H)	$110	$107
Harrah’s Entertainment B6
5.486%, 01/28/2018	737	669
Harrah’s Las Vegas
3.240%, 02/13/2013	1,400	1,111
Harrah’s Operating
9.500%, 01/28/2015	2,918	2,992
0.000%, 01/28/2015 (H)	220	213
Harrah’s Operating, Term Loan B-2
3.236%, 01/28/2015	379	367
Harrah’s Property
0.000%, 02/13/2013 (H)	2,310	1,833
Hertz, Bridge Loan
0.000%, 08/26/2013 (H)	2,055	2,055
Hertz, Unsecured Term Loan
0.000%, 02/26/2013 (L)	3,450	—
Hologic, Term Loan B
4.500%, 07/19/2019	1,200	1,214
Inc Research
7.000%, 05/04/2018	891	898
0.000%, 05/04/2018 (H)	1,050	1,058
Ineos Holdings Limited
6.500%, 04/27/2018	549	554
Intelsat Jackson Holdings
2.735%, 02/01/2014	2,100	2,076
Kalispel Tribal Economic Authority
7.500%, 02/27/2017	2,596	2,544
LHP Hospital Group, 1st Lien Term Loan
9.000%, 06/29/2018	450	453
Medical Card
12.000%, 09/15/2015	1,401	1,079
MedQuist, Term Loan B
6.750%, 08/15/2019	1,000	989
Merrill Communications
9.750%, 12/24/2012	1,100	1,064
Metroflag, 2nd Lien
14.000%, 07/05/2008 (B)	300	—
Mohegan Tribal Gaming Authority, 1st Lien Term Loan B
0.000%, 03/21/2016 (H)	1,045	1,062
Mohegan Tribal Gaming Authority, Term Loan
5.500%, 03/31/2015	2,094	2,041
Mohegan Tribal Gaming Authority, Term Loan B
5.500%, 03/31/2016	1,775	1,804
Navistar International
7.000%, 01/16/2014	2,300	2,323
Nelson Edu, Term Loan B-1L
2.961%, 07/05/2014	978	818
Novell
11.000%, 11/22/2018	2,500	2,445

SEI Institutional Managed Trust / Annual Report / September 30, 2012	145

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Continued)

September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nuveen Investments
5.961%, 05/13/2017	$179	$178
5.947%, 05/13/2017	133	132
5.925%, 05/13/2017	18	18
0.000%, 05/13/2017 (H)	984	977
Nuveen Investments, 2nd Lien Term Loan
8.250%, 02/23/2019	935	941
Nuveen Investments, Term Loan B
7.250%, 05/13/2017	1,950	1,962
Obsidian Natural Gas Trust
7.000%, 11/02/2015	1,672	1,672
Ocwen Financial, Term Loan B
7.000%, 09/01/2016	658	660
One Call Medical
7.000%, 08/22/2019	2,250	2,242
Open Link Financial, Term Loan
7.750%, 10/26/2017	995	1,000
Panda Sherman Power
0.000%, 09/13/2018 (H)	1,650	1,650
Panolam Industries International
7.250%, 08/23/2017	900	893
Party City
5.750%, 07/10/2019	1,800	1,821
Plains Exploration, Bridge Loan
0.000%, 03/31/2013 (L)	2,350	—
PQ
6.731%, 07/30/2014	1,297	1,233
Realogy, Extended Synthetic Commitment
4.478%, 10/10/2016	709	699
Reynolds Group Holdings, Term Loan
0.000%, 02/26/2018 (H)	2,705	2,712
Sabre Holdings
5.982%, 09/29/2017	1,935	1,919
Serta Simmons Bridge Loan
0.000%, 12/07/2012 (L)	2,900	—
Sheridan Healthcare, Term Loan
6.000%, 06/29/2018	750	755
Silver II Acquisition, Bridge Loan
0.000%, 09/25/2020 (H)	2,245	2,245
Sophos Public
6.500%, 05/10/2019	1,421	1,425
SpringLeaf Financial
5.500%, 05/06/2017	2,950	2,886
Summit Materials, Term Loan B
6.000%, 01/24/2019	1,393	1,400
Sun Healthcare
8.750%, 09/23/2016	1,914	1,910
Supervalu
0.000%, 08/10/2018 (H)	1,445	1,452
Supervalu, Term Loan
8.000%, 08/10/2018	3,242	3,257
Syniverse Holdings
9.125%, 01/15/2019	225	242

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Targa Resources
3.232%, 02/09/2015	$1,716	$1,716
Targus Group International, Term Loan B
11.000%, 05/24/2016	397	399
Texas Competitive Electric Holdings, Extending Term Loan
4.938%, 10/10/2017	614	422
4.727%, 10/10/2017	3,404	2,338
3.728%, 10/10/2014	6,087	4,518
0.000%, 10/10/2017 (H)	1,755	1,205
The Pantry, Term Loan B
5.750%, 07/31/2019	2,500	2,519
The Telex Group, 1st Lien Term Loan B
7.750%, 09/22/2017	99	100
TPC Group
0.000%, 08/27/2013 (L)	1,875	—
TPC Group, Bridge Loan
0.000%, 08/27/2013 (H)	2,605	2,605
United Rentals, Bridge Loan
0.000%, 09/15/2012 (L)	2,550	—
Univision Communications, Term B Loan
4.481%, 03/31/2017	1,679	1,657
Vertafore
9.750%, 10/27/2017	560	560
Walter Investment Management
7.750%, 06/16/2017	3,488	3,506
Web.com Group
7.000%, 10/27/2017	1,421	1,429
West, Term Loan B
5.750%, 06/02/2018	564	570
WideOpenWest Finance
6.250%, 07/17/2018	1,788	1,801
Wilton Brands, 1st Lien Term Loan
7.500%, 08/07/2019	1,800	1,809
Wolverine Bridge Loan
7.750%, 10/29/2017	550	550
0.000%, 02/01/2013 (L)	2,500	—
Zuffa
7.500%, 06/18/2015	1,698	1,703

Total Loan Participations (Cost $152,955) ($ Thousands)		154,745

COLLATERALIZED DEBT OBLIGATIONS — 7.9%

Financials — 1.6%
Rockwall CDO, Ser 2006-1A, Cl A1LA
0.745%, 08/01/2021 (A) (C)	10,228	9,307
Rockwall CDO, Ser 2006-1A, Cl A1LB
0.945%, 08/01/2021 (A) (C)	20,459	16,163
Rockwall CDO, Ser 2006-1A, Cl A2L
1.095%, 08/01/2021 (A) (C)	3,247	2,273

		27,743

146	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Other Asset-Backed Securities — 6.3%
AMMC CDO, Ser 2012-11A
0.000%, 10/30/2023	$3,450	$2,933
AMMC CDO, Ser 2011-9A
0.000%, 01/15/2022	2,419	2,092
AMMC CDO, Ser 2012-10A
0.000%, 04/11/2022	2,934	2,567
Claris III
0.745%, 08/04/2021	6,969	5,993
Grayson CLO, Ser 2006-1A, Cl B
1.145%, 11/01/2021 (A) (C)	4,945	3,412
ICE EM CLO, Ser 2007-1A, Cl A2
1.319%, 08/15/2022 (A) (C)	5,965	5,011
ICE EM CLO, Ser 2007-1A, Cl A3
1.569%, 08/15/2022 (A) (C)	3,872	2,981
Lightpoint CLO, Ser 2007-7A, Cl D
4.435%, 05/15/2021 (A) (C)	2,956	2,218
Neuberger Berman CLO, Ser 2012-12A
0.000%, 07/25/2023 (A)	3,580	2,817
Neuberger Berman CLO, Ser 2012-12A, Cl E
7.651%, 07/25/2023 (A) (C)	1,081	969
Newstar Trust, Ser 2007-1A, Cl A1
0.663%, 09/30/2022 (A) (C)	7,400	6,975
NXT Capital CLO, Ser 2012-1A, Cl E
7.966%, 07/20/2022 (A) (C)	2,417	2,213
Red River CLO, Ser 2006-1A, Cl D
2.095%, 07/27/2018 (C)	6,177	4,015
Red River CLO, Ser 2006-1A, Cl C
1.165%, 07/27/2018 (C)	5,456	3,710
Rockwall CDO, Ser 2007-1A, Cl A1LA
0.695%, 08/01/2024 (A) (C)	68,184	58,298
Venture CDO, Ser 2012-10A
0.000%, 07/20/2022 (A)	1,819	1,701
Venture CDO, Ser 2012-11A
0.000%, 11/14/2022 (A)	4,181	3,554

		111,459

Total Collateralized Debt Obligations (Cost $133,870) ($ Thousands)		139,202

MUNICIPAL BONDS — 0.7%
Buckeye Tobacco Settlement Finance Authority, Ser A-2, RB Callable 06/01/2017 @ 100
5.375%, 06/01/2024	580	499
5.125%, 06/01/2024	865	728
Buckeye Tobacco Settlement Financing Authority, Ser A-2, RB Callable 06/01/2017 @ 100
5.875%, 06/01/2030	495	408
Golden State Tobacco Securitization, Ser A-1, RB Callable 06/01/2017 @ 100
5.750%, 06/01/2047	2,000	1,698

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

New Jersey Tobacco Settlement Financing, Ser 1A, RB Callable 06/01/2017 @ 100
5.000%, 06/01/2041	$7,050	$5,841
4.750%, 06/01/2034	3,290	2,702

Total Municipal Bonds (Cost $9,602) ($ Thousands)		11,876

PREFERRED STOCK — 0.5%
Ally Financial, 0.00%	29	8,904
Dana Holding, 0.00%	5	587
General Motors, 0.00%	5	179

Total Preferred Stock (Cost $7,742) ($ Thousands)		9,670

ASSET-BACKED SECURITIES — 0.3%

Other Asset-Backed Securities — 0.3%
Airplanes Pass-Through Trust, Ser 2001-1A
0.771%, 03/15/2019 (C)	1,311	629
Atlas Senior Loan Fund, Ser 2012-1A, Cl B2L
6.717%, 08/15/2024 (A) (C)	3,881	3,435
Cajun Global LLC, Ser 2011-1A
5.955%, 02/20/2041 (A)	1,216	1,301
Dominos Pizza Master Issuer, Ser 2012-1A, Cl A2
5.216%, 01/25/2042 (A)	496	553

Total Asset-Backed Securities (Cost $5,951) ($ Thousands)		5,918

CONVERTIBLE BONDS — 0.2%
Liberty Media CV to 16.7764
3.750%, 02/15/2030	4,080	2,448
Liberty Media CV to 22.94686
4.000%, 11/15/2029	1,715	1,068
Meritor
4.000%, 02/15/2019	433	322
Mirant CV to 14.7167
0.000%, 06/15/2021 (B)	2,200	—
Vector Group CV to 48.8281
13.850%, 06/15/2026 (C)	373	409

Total Convertible Bonds (Cost $4,035) ($ Thousands)		4,247

	Number Of Warrants

WARRANTS — 0.1%*
Alion Science & Technology, Expires 03/15/2017	1,790	—

SEI Institutional Managed Trust / Annual Report / September 30, 2012	147

SCHEDULE OF INVESTMENTS

High Yield Bond Fund (Concluded)

September 30, 2012

Description	Number of Warrants/ Shares	Market Value ($ Thousands)

CUI Acquisition, (G) (J) (K)*	47,444	$2,159

Total Warrants (Cost $4,033) ($ Thousands)		2,159

COMMON STOCK — 0.1%
Aventine*	1,411	45
Core-Mark Holding	740	35
Dana Holding	67,046	825
Delta Air Lines*	2,568	24
GMX Resources*	19,990	16
Neenah Enterprises (K)*	17,244	125
Quad	78	1
United Continental
Holdings*	35	1
VSS AHC, Cl A* (G) (J) (K)	27,106	323

Total Common Stock (Cost $3,528) ($ Thousands)		1,395

AUCTION RATE PREFERRED SECURITY — 0.1%
Invesco Van Kampen Senior Income Trust	11,500	1,127

Total Auction Rate Preferred Security (Cost $1,016) ($ Thousands)		1,127

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P.
0.150%**†(I)	6,084	$6

Total Affiliated Partnership (Cost $6) ($ Thousands)		6

CASH EQUIVALENT — 5.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.070%**†	102,821,008	102,821

Total Cash Equivalent (Cost $102,821) ($ Thousands)		102,821

Total Investments — 103.5% (Cost $1,769,391) ($ Thousands)		$1,828,000

A list of outstanding swap agreements held by the Fund at September 30, 2012, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized (Depreciation) ($ Thousands)
Barclays Bank PLC	CDX.NA.HY.17-V1 Index	BUY	5.00	12/20/2016	17,280	$(1,421)

						$(1,421)

Percentages are based on a Net Assets of $1,766,518 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of September 30, 2012.

†	Investment in Affiliated Security (See Note 6).

‡	Real Estate Investment Trust.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Security in default on interest payments.

(C)	Variable Rate Security —The rate reported on the Schedule of Investments is the rate in effect as of September 30, 2012. The date reported on the Schedule of Investments is the final maturity.

(D)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(E)	Step Bonds —The rate reflected on the Schedule of Investments is the effective yield on September 30, 2012. The coupon on a step bond changes on a specified date.

(F)	This security or a partial position of this security is on loan at September 30, 2012 (see Note 10). The total value of securities on loan at September 30, 2012 was $6 ($ Thousands).

(G)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2012 was $3,996 ($ Thousands) and represented 0.23% of Net Assets.

(H)	Unsettled bank loan. Interest rate not available.

(I)	This security was purchased with cash collateral held from securities on loan (see Note 10). The total value of such securities as of September 30, 2012 was $6 ($ Thousands)

(J)	Securities considered restricted. The total value of such securities as of September 30, 2012 was $3,996 ($ Thousands) and represented 0.23% of Net Assets.

(K)	Securities considered illiquid. The total value of such securities as of September 30, 2012 was $4,121 ($ Thousands) and represented 0.23% of Net Assets.

(L)	Unfunded bank loan. Interest rate not available.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

LLC — Limited Liability Company

LLP — Limited Liability Partnership

L.P. — Limited Partnership

MTN — Medium Term Note

PIK — Payment-in-Kind

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

148	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Amounts designated as “—” are $O or have been rounded to $O

The following is a summary of the inputs used as of September 30, 2012, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$1,392,057	$2,777	$1,394,834
Loan Participations	—	140,171	14,574	154,745
Collateralized Debt Obligations	—	—	139,202	139,202
Municipal Bonds	—	11,876	—	11,876
Preferred Stock	9,670	—	—	9,670
Asset-Backed Securities	—	2,483	3,435	5,918
Convertible Bonds	—	4,247	—	4,247
Warrants	—	—	2,159	2,159
Common Stock	947	—	448	1,395
Auction Rate Preferred
Security	—	—	1,127	1,127
Affiliated Partnership	—	6	—	6
Cash Equivalent	102,821	—	—	102,821

Total Investments in Securities	$113,438	$1,550,840	$163,722	$1,828,000

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Credit Default Swaps *	$—	$(1,421)	$—	$(1,421)

Total Other Financial Instruments	$—	$(1,421)	$—	$(1,421)

*	Swaps are valued at the unrealized depreciation on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Corporate Obligations	Loan Participations	Collateralized Debt Obligations	Asset-Backed Securities	Convertible Bonds	Warrants	Common Stock	Auction Rate Preferred Securities
Beginning balance as of: October 1, 2011	$6,515	$12,005	$108,629	$1,310	$982	$2,948	$401	$9,620
Accrued discounts/premiums	32	8	1,134	12	—	—	—	—
Realized gain/(loss)	(2,339)	48	4,388	—	5	—	(84)	1,391
Change in unrealized appreciation/(depreciation)	1,887	48	10,119	54	(4)	(789)	136	(509)
Purchases	5,693	12,111	76,480	3,369	—	—	—	—
Sales	(5,536)	(5,858)	(61,548)	—	(5)	—	(5)	(9,375)
Transfer into Level 3	1,219	2,463	—	—	—	—	—	—
Transfer out of Level 3	(4,694)	(6,251)	—	(1,310)	(978)	—	—	—

Ending balance as of: September 30, 2012	$2,777	$14,574	$139,202	$3,435	$—	$2,159	$448	$1,127

Change in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(489)	$—	$9,094	$—	$(4)	$(789)	$47	$82

(1)

Of the $163,722 ($ Thousands) in Level 3 securities as of September 30, 2012, $3,998 ($ Thousands) or 0.23% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

During the year ended September 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Annual Report / September 30, 2012	149

SCHEDULE OF INVESTMENTS

Real Return Fund

September 30, 2012

Description	Face Amount ($ Thousands)/ Shares	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 98.5%
U.S. Treasury Inflation Protected Security
2.625%, 07/15/2017	$18,488	$22,340
2.500%, 07/15/2016	10,834	12,579
2.375%, 01/15/2017	18,688	21,919
2.000%, 07/15/2014 to 01/15/2016	53,271	57,882
1.875%, 07/15/2013 to 07/15/2015	24,771	26,932
1.625%, 01/15/2015	22,167	23,759
1.250%, 04/15/2014	21,489	22,342
0.500%, 04/15/2015	22,941	24,101
0.125%, 04/15/2016 to 04/15/2017	63,418	67,600

Total U.S. Treasury Obligations (Cost $272,814) ($ Thousands)		279,454

CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.070%*†	2,050,398	2,050

Total Cash Equivalent (Cost $2,050) ($ Thousands)		2,050

Total Investments — 99.2% (Cost $274,864) ($ Thousands)		$281,504

Percentages are based on a Net Assets of $283,646 ($ Thousands).

*	Rate shown is the 7-day effective yield as of September 30, 2012.

†	Investment in Affiliated Security (see Note 6)

Cl — Class

The following is a summary of the inputs used as of September 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$279,454	$—	$279,454
Cash Equivalent	2,050	—	—	2,050

Total Investments in Securities	$2,050	$279,454	$—	$281,504

During the year ended September 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

150	SEI Institutional Managed Trust / Annual Report / September 30, 2012

SCHEDULE OF INVESTMENTS

Multi-Strategy Alternative Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

REGISTERED INVESTMENT COMPANIES — 84.9%
Altegris Macro Strategy Fund, Cl I	1,019,694	$9,759
Altegris Managed Futures Strategy Fund, Cl I	3,094,868	29,958
AQR Diversified Arbitrage Fund, Cl I	3,877,605	43,158
Driehaus Active Income Fund	4,090,170	42,824
Eaton Vance Global Macro Absolute Return Fund, Cl I	3,326,547	33,132
Forward Long/Short Credit Analysis Fund	1,702,610	15,000
Merger Fund	2,108,183	33,604
MutualHedge Frontier Legends Fund, Cl I	2,372,277	23,628
TFS Market Neutral Fund	1,325,971	20,420
The Arbitrage Fund, Cl I	2,516,025	32,834

Total Registered Investment Companies (Cost $288,204) ($ Thousands)		284,317

COMMON STOCK — 6.9%

Consumer Discretionary — 0.8%
Adidas	1,828	150
American Eagle Outfitters	3,800	80
CBS, Cl B	2,030	74
Coach	2,000	112
Dollar Tree*	1,780	86
GNC Holdings, Cl A	3,890	152
Harley-Davidson	3,550	151
Home Depot	4,660	281
HomeAway*	4,790	112
Las Vegas Sands	1,870	87
Lennar, Cl A	6,880	239
Michael Kors Holdings*	1,970	105
Royal Caribbean Cruises	7,460	225
Sands China	21,580	81
Shutterfly*	3,000	93
Starbucks	4,900	249
Starwood Hotels & Resorts Worldwide	1,920	111
Titan International	3,780	67
Under Armour, Cl A*	1,400	78
Yum! Brands	1,540	102

		2,635

Consumer Staples — 0.2%
Coca-Cola	9,980	378
Kellogg	3,110	161
Mead Johnson Nutrition, Cl A	1,160	85

Description	Shares	Market Value ($ Thousands)

Procter & Gamble	2,390	$166

		790

Energy — 0.2%
Anadarko Petroleum	1,890	132
Cabot Oil & Gas	2,590	116
Concho Resources*	3,020	286
Schlumberger	1,780	129

		663

Financials — 1.8%
Affiliated Managers Group*	1,200	148
AIA Group	28,063	105
Alterra Capital Holdings	3,610	86
American Safety Insurance Holdings*	7,430	139
American Tower, Cl A †	2,220	159
Bank of Nova Scotia	3,760	206
Bank of the Ozarks	4,990	172
Brown & Brown	9,300	242
Camden Property Trust †	1,820	117
Cardinal Financial	4,610	66
Cardtronics*	5,790	172
Citigroup	3,390	111
Compartamos	64,020	75
Credicorp	870	109
Discover Financial Services	4,990	198
Education Realty Trust†	17,090	186
Fidelity National Financial, Cl A	12,390	265
Fortegra Financial*	16,690	132
Franklin Resources	690	86
Grupo Financiero Santander Mexico ADR*	7,020	96
Hanover Insurance Group	1,130	42
Hersha Hospitality Trust, Cl A†	12,280	60
ICICI Bank ADR	2,270	91
IntercontinentalExchange*	710	95
Invesco	14,210	355
Lazard, Cl A	5,100	149
MarketAxess Holdings	2,690	85
MetroCorp Bancshares*	10,910	116
Metropolitan Bank & Trust	84,230	187
National Bank*	6,630	129
Ocwen Financial*	5,400	148
OmniAmerican Bancorp*	3,850	88
ProAssurance	4,350	393
Signature Bank NY*	1,280	86
Simon Property Group †	2,810	427
Summit Hotel Properties †	15,300	131
Tetragon Financial Group*	4,390	38
Texas Capital Bancshares*	3,710	184
Walter Investment Management*	2,330	86
Wells Fargo	12,570	434

		6,194

SEI Institutional Managed Trust / Annual Report / September 30, 2012	151

SCHEDULE OF INVESTMENTS

Multi-Strategy Alternative Fund (Continued)

September 30, 2012

Description	Shares	Market Value ($ Thousands)

Health Care — 1.8%
Abbott Laboratories	5,240	$359
Acadia Healthcare*	1,930	46
Achillion Pharmaceuticals*	4,450	46
Agilent Technologies	6,820	262
Air Methods*	1,420	170
Alexion Pharmaceuticals*	3,400	389
Allergan	6,390	585
Ariad Pharmaceuticals*	12,120	294
ArthroCare*	2,650	86
Biogen Idec*	1,500	224
Catamaran*	1,480	145
Centene*	700	26
Charles River Laboratories International*	1,590	63
Cooper	2,080	196
Covidien	7,430	442
Cubist Pharmaceuticals*	1,280	61
Elan ADR*	4,860	52
Express Scripts Holding*	7,290	457
Fluidigm*	1,010	17
Health Net*	2,790	63
Humana	590	41
Idexx Laboratories*	610	61
Incyte*	2,350	42
Intuitive Surgical*	260	129
McKesson	1,720	148
Medivation*	740	42
MEDNAX*	2,650	197
Metropolitan Health Networks*	7,930	74
OncoGenex Pharmaceutical*	1,840	26
Onyx Pharmaceuticals*	2,150	182
Optimer Pharmaceuticals*	1,460	21
Patterson	1,780	61
Perrigo	530	62
Pfizer	6,560	163
PSS World Medical*	4,560	104
QLT*	5,920	46
Roche Holding ADR	1,730	81
Shire ADR	540	48
Spectrum Pharmaceuticals*	1,280	15
St. Jude Medical	3,840	162
Synageva BioPharma*	1,540	82
Team Health Holdings*	8,190	222
ViroPharma*	1,760	53
WellCare Health Plans*	1,360	77
YM Biosciences*	9,360	17

		6,139

Industrials — 0.7%
Ametek	3,090	110
BE Aerospace*	2,560	108
Cummins	1,940	179
Deere	3,260	269

Description	Shares/Contracts	Market Value ($ Thousands)

Eaton	2,980	$141
Embraer ADR	10,610	282
Equifax	7,130	332
Honeywell International	1,460	87
SPX	3,800	249
Stericycle*	670	61
Teleflex	1,180	81
Verisk Analytics, Cl A*	8,410	400

		2,299

Information Technology — 1.1%
Akamai Technologies*	2,850	109
Altera	3,770	128
Apple	240	160
Broadcom, Cl A	10,400	360
Citrix Systems*	1,300	99
Cognizant Technology Solutions, Cl A*	640	45
eBay*	2,330	113
EMC*	10,830	295
F5 Networks*	1,850	194
Fidelity National Information Services	2,890	90
Fortinet*	7,080	171
Fusion-io*	2,200	67
Global Payments	7,050	295
Heartland Payment Systems	6,380	202
MercadoLibre	900	74
NXP Semiconductor*	6,510	163
OSI Systems*	810	63
Riverbed Technology*	7,090	165
Sourcefire*	2,870	141
Tencent Holdings	2,650	90
TIBCO Software*	4,130	125
Trimble Navigation*	1,870	89
Visa, Cl A	2,320	311

		3,549

Materials — 0.3%
Eldorado Gold*	10,040	153
Freeport-McMoRan Copper & Gold, Cl B	7,630	302
Monsanto	1,980	180
PPG Industries	970	112
Yamana Gold	4,600	88

		835

Total Common Stock (Cost $22,120) ($ Thousands)		23,104

PURCHASED OPTION — 0.0%
Humana Call Expires 11/17/2012, Strike Price: $75*	41	7

Total Purchased Option (Cost $6) ($Thousands)		7

152	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 10.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.070%**††	36,132,038	$36,132

Total Cash Equivalent (Cost $36,132) ($ Thousands)		36,132

Total Investments — 102.6% (Cost $346,462) ($ Thousands)		$343,560

COMMON STOCK SOLD SHORT — (4.4)%

Consumer Discretionary — (0.6)%
Autonation*	(3,870)	(169)
Daimler	(1,600)	(77)
Dunkin’ Brands Group	(2,640)	(77)
Expedia	(1,360)	(79)
Lowe’s	(8,990)	(272)
Macy’s	(2,300)	(86)
Manchester United, Cl A*	(2,380)	(30)
Marriott International, Cl A	(10,910)	(427)
McDonald’s	(1,780)	(163)
NetFlix*	(790)	(43)
Nike, Cl B	(680)	(65)
Nordstrom	(1,340)	(74)
O’Reilly Automotive*	(1,140)	(95)
Swatch Group, Cl B	(410)	(164)
Tiffany	(1,410)	(87)
Tim Hortons	(1,520)	(79)
Wolverine World Wide	(1,210)	(54)

		(2,041)

Consumer Staples — (0.2)%
Green Mountain Coffee Roasters*	(1,730)	(41)
HJ Heinz	(2,850)	(159)
Kroger	(6,750)	(159)
SYSCO	(7,130)	(223)

		(582)

Energy — (0.1)%
Apache	(1,250)	(108)
ConocoPhillips	(1,540)	(88)
Consol Energy	(2,960)	(89)
EnCana	(2,880)	(63)
Helmerich & Payne	(1,260)	(60)

		(408)

Description	Shares	Market Value ($ Thousands)

Financials — (1.1)%
Ameriprise Financial	(2,590)	$(147)
Apartment Investment & Management, Cl A†	(5,670)	(147)
Banco Santander Chile ADR	(2,330)	(171)
BanColombia ADR	(2,150)	(128)
Bancorpsouth	(8,350)	(123)
Bank of Montreal	(2,460)	(145)
Boston Private Financial Holdings	(12,260)	(118)
Cincinnati Financial	(3,730)	(141)
City National	(2,360)	(122)
Grupo Financiero Banorte, Cl O	(15,570)	(88)
HCC Insurance Holdings	(8,950)	(303)
HDFC Bank ADR	(2,670)	(100)
Legg Mason	(3,300)	(81)
Montpelier Re Holdings	(7,650)	(169)
MSCI, Cl A*	(8,930)	(320)
Northern Trust	(1,400)	(65)
Progressive	(7,330)	(152)
State Street	(3,760)	(158)
T. Rowe Price Group	(5,980)	(379)
Tanger Factory Outlet Centers†	(3,990)	(129)
TD Ameritrade Holding	(6,960)	(107)
Valley National Bancorp	(14,540)	(146)
Vornado Realty Trust†	(2,720)	(220)
WR Berkley	(3,460)	(130)

		(3,789)

Health Care — (0.9)%
Aetna	(2,820)	(112)
AmerisourceBergen	(2,620)	(101)
AstraZeneca ADR	(3,480)	(167)
Baxter International	(2,030)	(122)
Becton Dickinson	(4,170)	(328)
Bristol-Myers Squibb	(7,790)	(263)
C.R. Bard	(630)	(66)
Dentsply International	(1,630)	(62)
Johnson & Johnson	(8,120)	(559)
Kindred Healthcare*	(3,580)	(41)
Medtronic	(6,150)	(265)
Mettler Toledo International*	(750)	(128)
Mindray Medical International ADR	(1,970)	(66)
Myriad Genetics*	(1,800)	(49)
Novartis ADR	(4,680)	(287)
Sanofi ADR	(2,870)	(124)
Seattle Genetics*	(890)	(24)
Takeda Pharmaceutical	(1,710)	(79)
Thermo Fisher Scientific	(1,010)	(59)
Valeant Pharmaceuticals International*	(870)	(48)
Varian Medical Systems*	(2,860)	(172)

		(3,122)

SEI Institutional Managed Trust / Annual Report / September 30, 2012	153

SCHEDULE OF INVESTMENTS

Multi-Strategy Alternative Fund (Concluded)

September 30, 2012

Description	Shares	Market Value ($ Thousands)

Industrials — (0.3)%
Dover	(2,100)	$(125)
Emerson Electric	(5,110)	(247)
Kennametal	(1,120)	(42)
PACCAR	(5,270)	(211)
Parker Hannifin	(1,330)	(111)
Rockwell Automation	(620)	(43)
Rockwell Collins	(5,110)	(274)

		(1,053)

Information Technology — (1.0)%
Adtran	(2,250)	(39)
Alliance Data Systems*	(1,060)	(150)
Applied Materials	(9,710)	(108)
Autodesk*	(1,310)	(44)
Check Point Software Technologies*	(3,320)	(160)
Fiserv*	(4,270)	(316)
Infosys ADR	(1,210)	(59)
Jack Henry & Associates	(7,200)	(273)
Lender Processing Services	(4,850)	(135)
Linear Technology	(6,740)	(215)
Mastercard, Cl A	(370)	(167)
NetApp*	(5,710)	(188)
Nokia ADR	(55,210)	(142)
Oracle	(4,180)	(132)
Paychex	(9,080)	(302)
Plantronics	(1,630)	(58)
Polycom*	(14,970)	(148)
Seagate Technology	(1,650)	(51)
Tech Data*	(4,710)	(213)
Teradata*	(700)	(53)
VeriFone Holdings*	(1,530)	(43)
VistaPrint*	(970)	(33)
Western Union	(10,290)	(186)

		(3,215)

Materials — (0.2)%
Alcoa	(23,100)	(205)
Allegheny Technologies	(2,110)	(67)
Compass Minerals International	(2,150)	(160)
Intrepid Potash*	(2,040)	(44)
Praxair	(1,550)	(161)
Scotts Miracle-Gro, Cl A	(3,970)	(173)

		(810)

Total Common Stock Sold Short (Proceeds $(14,943)) ($ Thousands)		(15,020)

Description	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUNDS SOLD SHORT — (0.3)%
iShares NASDAQ Biotechnology Index Fund	(570)	$(81)
Market Vectors Pharmaceutical ETF	(8,070)	(331)
Market Vectors Semiconductor ETF	(5,540)	(175)
SPDR Health Care Select ETF	(5,080)	(204)
SPDR S&P 500 ETF Trust	(900)	(130)

Total Exchange Traded Funds Sold Short (Proceeds $(907)) ($ Thousands)		(921)

Total Securities Sold Short (Proceeds $(15,850))($ Thousands)		$(15,941)

Percentages are based on Net Assets of $334,914 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2012.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (See Note 6).

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

MSCI — Morgan Stanley Capital International

NASDAQ — National Association of Securities Dealers Automated Quotations

NY — New York

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositoy Receipt

The following is a summary of the inputs used as of September 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment
Companies	$284,317	$—	$—	$284,317
Common Stock	23,104	—	—	23,104
Purchased Option	7	—	—	7
Cash Equivalent	36,132	—	—	36,132

Total Investments in Securities	$343,560	$—	$—	$343,560

Liabilities — Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(14,941)	$(79)	$—	$(15,020)
Exchange Traded Funds	(921)	—	—	(921)

Total Securities Sold Short	$(15,862)	$(79)	$—	$(15,941)

During the year ended September 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

154	SEI Institutional Managed Trust / Annual Report / September 30, 2012

CONSOLIDATED SCHEDULE OF INVESTMENTS

Multi-Asset Accumulation Fund

September 30, 2012

Description		Face Amount (1) ($ Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT — 21.8%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond
2.250%, 04/15/2013	EUR	1,520	$1,992
0.750%, 04/15/2018	EUR	243	341
Deutsche Bundesrepublik Inflation Linked Bond
1.750%, 04/15/2020	EUR	21,655	33,060
1.500%, 04/15/2016	EUR	23,670	33,404
0.100%, 04/15/2023	EUR	316	431
France Government Bond
1.100%, 07/25/2022	EUR	234	328
France Government Bond OAT
2.250%, 07/25/2020	EUR	525	802
1.800%, 07/25/2040	EUR	902	1,470
1.600%, 07/25/2015	EUR	29,715	41,520
1.300%, 07/25/2019	EUR	343	495
1.100%, 07/25/2022	EUR	17,290	24,212
French Treasury Note
2.350%, 09/15/2035	EUR	999	975
2.100%, 07/25/2023	EUR	842	1,305
0.450%, 07/25/2016	EUR	1,299	1,872
Italy Buoni Poliennali Del Tesoro
2.600%, 09/15/2023	EUR	1,082	1,236
2.350%, 09/15/2019	EUR	838	1,017
2.150%, 09/15/2014	EUR	1,038	1,368
2.100%, 09/15/2016	EUR	534	677
United Kingdom GILT Inflation Linked
2.500%, 08/16/2013 to 04/16/2020	GBP	624	3,195
2.000%, 01/26/2035	GBP	532	1,652
1.875%, 11/22/2022	GBP	23,333	47,895
1.250%, 11/22/2027 to 11/22/2055	GBP	2,074	4,214
1.125%, 11/22/2037	GBP	448	878
0.625%, 03/22/2040 to 11/22/2042	GBP	1,421	2,523
0.375%, 03/22/2062	GBP	301	499
Canada Government
0.875%, 02/14/2017	CAD	900	911
Kreditanstalt fuer Wiederaufbau
3.500%, 03/10/2014	EUR	1,250	1,307

Total Sovereign Debt (Cost $206,599) ($ Thousands)			209,579

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 4.6%

Consumer Discretionary — 0.4%
Amazon.com*	210	$54
Apollo Group, Cl A*	1,739	50
Autonation*	1,481	65
Autozone*	173	64
Bed Bath & Beyond*	871	55
Best Buy	2,789	48
Big Lots*	1,646	49
BorgWarner*	749	52
Cablevision Systems, Cl A	2,692	43
Carmax*	1,750	49
Chipotle Mexican Grill, Cl A*	191	61
Coach	821	46
Comcast, Cl A	1,635	58
Darden Restaurants	1,212	67
DIRECTV*	1,160	61
Discovery Communications, Cl A*	968	58
Dollar Tree*	1,222	59
DR Horton	2,237	46
Family Dollar Stores	827	55
Ford Motor	5,980	59
GameStop, Cl A	2,362	50
Gannett	2,845	50
Gap	1,346	48
Genuine Parts	840	51
Goodyear Tire & Rubber*	3,113	38
H&R Block	4,943	86
Harley-Davidson	750	32
Harman International Industries	925	43
Hasbro	1,448	55
Home Depot	949	57
International Game Technology	4,864	64
J.C. Penney	1,558	38
Johnson Controls	1,798	49
Kohl’s	1,084	55
Leggett & Platt	2,764	69
Lennar, Cl A	1,259	44
Limited Brands	1,100	54
Lowe’s	1,747	53
Macy’s	1,140	43
Marriott International, Cl A	1,390	54
Mattel	1,486	53
McDonald’s	711	65
McGraw-Hill	1,029	56
Newell Rubbermaid	2,764	53
News, Cl A	2,071	51
Nike, Cl B	538	51
Nordstrom	882	49
Omnicom Group	1,019	53
O’Reilly Automotive*	644	54
priceline.com*	94	58

SEI Institutional Managed Trust / Annual Report / September 30, 2012	155

CONSOLIDATED SCHEDULE OF INVESTMENTS

Multi-Asset Accumulation Fund (Continued)

September 30, 2012

Description	Shares	Market Value ($ Thousands)

Ralph Lauren, Cl A	318	$48
Ross Stores	730	47
Scripps Networks Interactive, Cl A	899	55
Snap-on	825	59
Staples	5,184	60
Starbucks	1,059	54
Target	839	53
Tiffany	835	52
Time Warner	1,564	71
Time Warner Cable, Cl A	597	57
TJX	1,183	53
TripAdvisor*	1,614	53
Urban Outfitters*	1,312	49
VF	337	54
Viacom, Cl B	1,140	61
Walt Disney	926	48
Washington Post, Cl B	157	57
Whirlpool	480	40
Wyndham Worldwide	853	45
Wynn Resorts	479	55
Yum! Brands	892	59

		3,805

Consumer Staples — 0.6%
Altria Group	3,188	107
Archer-Daniels-Midland	5,305	144
Avon Products	7,031	112
Beam	1,964	113
Brown-Forman, Cl B	1,857	121
Campbell Soup	4,050	141
Clorox	2,840	205
Coca-Cola	3,925	149
Coca-Cola Enterprises	4,535	142
Colgate-Palmolive	1,381	148
ConAgra Foods	6,251	172
Constellation Brands, Cl A*	3,236	104
Costco Wholesale	1,330	133
CVS Caremark	3,136	152
Dean Foods*	6,359	104
Dr Pepper Snapple Group	3,147	140
Estee Lauder, Cl A	2,334	144
General Mills	4,345	173
Hershey	2,299	163
HJ Heinz	2,607	146
Hormel Foods	7,064	207
JM Smucker	2,116	183
Kellogg	3,288	170
Kimberly-Clark	1,728	148
Kraft Foods, Cl A	3,950	163
Kroger	5,775	136
Lorillard	1,343	156
McCormick	2,722	169
Mead Johnson Nutrition, Cl A	2,049	150

Description	Shares	Market Value ($ Thousands)

Molson Coors Brewing, Cl B	3,422	$154
Monster Beverage*	1,788	97
PepsiCo	1,946	138
Philip Morris International	1,777	160
Procter & Gamble	2,246	156
Reynolds American	3,194	138
Safeway	6,783	109
SYSCO	5,569	174
Tyson Foods, Cl A	9,119	146
Walgreen	3,817	139
Wal-Mart Stores	1,615	119
Whole Foods Market	1,339	131

		5,956

Energy — 0.4%
Anadarko Petroleum	1,228	86
Apache	900	78
Baker Hughes	1,402	63
Cabot Oil & Gas	2,082	93
Cameron International*	1,419	80
Chesapeake Energy	2,860	54
Chevron	1,007	117
ConocoPhillips	1,874	107
Consol Energy	2,205	66
Denbury Resources*	4,420	71
Devon Energy	1,312	79
Diamond Offshore Drilling	1,139	75
EOG Resources	719	81
EQT	1,864	110
Exxon Mobil	1,276	117
FMC Technologies*	1,871	87
Halliburton	1,919	65
Helmerich & Payne	1,459	69
Hess	1,476	79
Kinder Morgan	2,406	85
Marathon Oil	2,995	89
Marathon Petroleum	1,863	102
Murphy Oil	1,713	92
National Oilwell Varco	979	78
Newfield Exploration*	1,581	50
Noble Energy	969	90
Occidental Petroleum	1,154	99
Peabody Energy	2,384	53
Phillips 66	2,637	122
Pioneer Natural Resources	787	82
QEP Resources	2,701	86
Range Resources	1,288	90
Schlumberger	1,075	78
Southwestern Energy*	2,367	82
Spectra Energy	4,068	119
Sunoco	1,704	80
Tesoro	2,021	85
Valero Energy	2,734	87

156	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Shares	Market Value ($ Thousands)

Williams	2,613	$91
WPX Energy*	6,064	101

		3,418

Financials — 0.3%
Aflac	1,061	51
Allstate	1,420	56
American Express	700	40
American International Group*	1,536	50
American Tower, Cl A †	1,028	74
Ameriprise Financial	933	53
Assurant	1,499	56
AvalonBay Communities †	370	50
BB&T	1,475	49
Berkshire Hathaway, Cl B*	656	58
BlackRock	320	57
Boston Properties †	488	54
Capital One Financial	700	40
Charles Schwab	3,688	47
Chubb	737	56
Cincinnati Financial	1,477	56
Citigroup	1,414	46
CME Group	1,236	71
Comerica	1,660	51
Discover Financial Services	1,159	46
Equity Residential †	941	54
Federated Investors, Cl B	2,220	46
First Horizon National	5,055	49
Franklin Resources	417	52
Goldman Sachs Group	456	52
Hartford Financial Services Group	2,758	54
HCP †	1,029	46
Health Care †	867	50
Host Hotels & Resorts †	3,192	51
Hudson City Bancorp	6,688	53
Huntington Bancshares	8,297	57
IntercontinentalExchange*	418	56
KeyCorp	6,046	53
Kimco Realty †	2,593	53
Legg Mason	2,144	53
Leucadia National	2,164	49
Lincoln National	1,631	39
Loews	1,576	65
M&T Bank	649	62
Marsh & McLennan	1,636	56
Moody’s	1,150	51
NASDAQ OMX Group	2,397	56
Northern Trust	1,195	55
NYSE Euronext	1,971	48
People’s United Financial	5,132	63
Plum Creek Timber †	1,119	49
PNC Financial Services Group	887	56
Progressive	2,974	62
ProLogis †	1,370	48

Description	Shares	Market Value ($ Thousands)

Prudential Financial	1,193	$65
Public Storage †	362	50
Regions Financial	5,802	42
SLM	3,410	53
State Street	1,183	50
SunTrust Banks	1,919	54
T. Rowe Price Group	868	55
Torchmark	975	50
Travelers	849	58
US Bancorp	1,627	56
Ventas †	761	47
Vornado Realty Trust †	658	53
Wells Fargo	1,755	60
Weyerhaeuser †	1,863	49

		3,341

Health Care — 0.5%
Abbott Laboratories	1,820	125
Aetna	2,461	97
Agilent Technologies	1,940	74
Alexion Pharmaceuticals*	852	98
Allergan	1,152	105
AmerisourceBergen	2,680	104
Amgen	1,258	106
Baxter International	1,766	106
Becton Dickinson	1,401	110
Biogen Idec*	733	109
Boston Scientific*	17,432	100
Bristol-Myers Squibb	3,457	117
C.R. Bard	1,009	106
Cardinal Health	2,291	89
CareFusion*	3,738	106
Celgene*	1,455	111
Cerner*	1,484	115
Cigna	2,197	104
Coventry Health Care	2,341	98
DaVita*	907	94
Dentsply International	2,500	95
Edwards Lifesciences*	1,030	111
Eli Lilly	2,783	132
Express Scripts Holding*	1,303	82
Forest Laboratories*	2,885	103
Gilead Sciences*	1,693	112
Hospira*	2,090	69
Humana	1,442	101
Intuitive Surgical*	186	92
Johnson & Johnson	1,072	74
Laboratory Corp of America Holdings*	1,217	112
Life Technologies*	2,190	107
McKesson	1,213	104
Medtronic	2,624	113
Merck	2,621	118
Mylan Laboratories*	4,057	99
Patterson	3,605	123

SEI Institutional Managed Trust / Annual Report / September 30, 2012	157

CONSOLIDATED SCHEDULE OF INVESTMENTS

Multi-Asset Accumulation Fund (Continued)

September 30, 2012

Description	Shares	Market Value ($ Thousands)

PerkinElmer	3,224	$95
Perrigo	1,019	118
Pfizer	4,762	118
Quest Diagnostics	1,743	111
St. Jude Medical	2,437	103
Stryker	1,985	111
Tenet Healthcare*	14,314	90
Thermo Fisher Scientific	1,490	88
UnitedHealth Group	1,892	105
Varian Medical Systems*	1,696	102
Waters*	1,268	106
Watson Pharmaceuticals*	1,291	110
WellPoint	1,548	90
Zimmer Holdings	1,580	107

		5,275

Industrials — 0.4%
3M	726	67
Avery Dennison	2,325	74
Boeing	941	65
C.H. Robinson Worldwide	1,277	75
Caterpillar	615	53
Cintas	1,538	64
CSX	2,876	60
Cummins	574	53
Danaher	1,254	69
Deere	725	60
Dover	1,065	63
Dun & Bradstreet	901	72
Eaton	1,391	66
Emerson Electric	1,518	73
Equifax	1,396	65
Expeditors International of Washington	1,894	69
Fastenal	1,456	63
FedEx	744	63
Flowserve	424	54
Fluor	1,258	71
General Dynamics	1,129	75
General Electric	3,141	71
Honeywell International	1,077	64
Illinois Tool Works	945	56
Jacobs Engineering Group*	1,636	66
Joy Global	916	51
L-3 Communications Holdings	901	65
Lockheed Martin	749	70
Masco	3,350	50
Norfolk Southern	909	58
Northrop Grumman	1,025	68
PACCAR	1,498	60
Pall	1,187	76
Parker Hannifin	653	55
Pitney Bowes	5,505	76
Precision Castparts	428	70
Quanta Services*	2,414	60

Description	Shares	Market Value ($ Thousands)

Raytheon	1,181	$67
Republic Services	3,418	94
Robert Half International	2,824	75
Rockwell Automation	815	57
Rockwell Collins	1,396	75
Roper Industries	566	62
RR Donnelley & Sons	5,437	57
Ryder System	1,399	55
Southwest Airlines	8,061	71
Stanley Black & Decker	854	65
Stericycle*	1,126	102
Textron	1,911	50
Union Pacific	568	67
United Parcel Service, Cl B	932	66
United Technologies	906	71
Waste Management	2,460	79
WW Grainger	352	73
Xylem	1,841	46

		3,622

Information Technology — 0.4%
Adobe Systems*	1,897	62
Advanced Micro Devices*	13,172	44
Akamai Technologies*	1,436	55
Altera	1,450	49
Amphenol, Cl A	891	52
Analog Devices	1,415	55
Apple	87	58
Applied Materials	4,859	54
Autodesk*	1,679	56
Automatic Data Processing	1,205	71
BMC Software*	1,276	53
Broadcom, Cl A	1,628	56
CA	2,697	69
Cisco Systems	3,190	61
Citrix Systems*	761	58
Cognizant Technology Solutions, Cl A*	1,021	71
Computer Sciences	1,829	59
Corning	3,400	45
Dell	5,156	51
eBay*	1,313	64
Electronic Arts*	3,677	47
EMC*	2,540	69
F5 Networks*	557	58
Fidelity National Information Services	1,868	58
First Solar*	1,438	32
Fiserv*	858	64
Flir Systems	2,420	48
Google, Cl A*	100	75
Harris	1,195	61
Hewlett-Packard	2,741	47
Intel	2,316	53
International Business Machines	351	73
Intuit	1,158	68

158	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Shares	Market Value ($ Thousands)

Iron Mountain	2,234	$76
Jabil Circuit	2,109	40
JDS Uniphase*	5,294	65
Kla-Tencor	1,029	49
Lam Research*	2,123	68
Lexmark International, Cl A	2,469	55
Linear Technology	1,618	52
LSI Logic*	6,223	43
Mastercard, Cl A	146	66
Microchip Technology	1,617	53
Microsoft	2,162	64
Molex	2,060	54
Motorola Solutions	1,397	71
Nvidia*	4,230	56
Oracle	2,124	67
Paychex	2,096	70
Qualcomm	1,313	82
Red Hat*	1,003	57
SAIC	5,161	62
Salesforce.com*	385	59
SanDisk*	1,210	53
Symantec*	3,276	59
Teradata*	831	63
Teradyne*	3,211	46
Texas Instruments	1,935	53
Total System Services	2,623	62
VeriSign*	1,285	63
Visa, Cl A	495	66
Western Digital	1,193	46
Western Union	3,461	63
Xerox	7,571	56
Xilinx	1,704	57
Yahoo!*	4,262	68

		3,860

Materials — 0.4%
Air Products & Chemicals	1,634	135
Airgas	1,517	125
Alcoa	10,220	90
Allegheny Technologies	2,668	85
Ball	2,868	121
Bemis	3,331	105
CF Industries Holdings	537	119
Cliffs Natural Resources	2,339	92
Dow Chemical	2,927	85
E.I. du Pont de Nemours	1,930	97
Eastman Chemical	1,554	89
Ecolab	1,926	125
FMC	2,241	124
Freeport-McMoRan Copper & Gold, Cl B	2,651	105
International Flavors & Fragrances	2,199	131
International Paper	2,839	103
MeadWestvaco	3,664	112
Monsanto	1,556	142

Description	Shares	Market Value ($ Thousands)

Mosaic	1,880	$108
Newmont Mining	3,501	196
Nucor	2,972	114
Owens-Illinois*	5,285	99
PPG Industries	1,203	138
Praxair	1,319	137
Sealed Air	6,501	101
Sherwin-Williams	819	122
Sigma-Aldrich	2,062	148
Titanium Metals	11,010	141
United States Steel	3,817	73
Vulcan Materials	2,856	135

		3,497

Telecommunication Services — 0.5%
AT&T	20,613	777
CenturyTel	17,580	710
Crown Castle International*	9,146	586
Frontier Communications	77,499	380
MetroPCS Communications*	30,143	353
Sprint Nextel*	69,847	386
Verizon Communications	16,358	746
Windstream	55,512	561

		4,499

Utilities — 0.7%
AES	15,830	174
AGL Resources	5,139	210
Ameren	6,576	215
American Electric Power	5,133	226
Centerpoint Energy	9,764	208
CMS Energy	8,716	205
Consolidated Edison	3,371	202
Dominion Resources	4,110	218
DTE Energy	3,292	197
Duke Energy	2,742	178
Edison International	4,613	211
Entergy	3,028	210
Exelon	5,996	213
FirstEnergy	4,658	205
Integrys Energy Group	4,163	217
NextEra Energy	3,278	230
NiSource	8,273	211
Northeast Utilities	6,388	244
NRG Energy	6,727	144
Oneok	4,865	235
Pepco Holdings	10,729	203
PG&E	4,858	207
Pinnacle West Capital	4,026	213
PPL	6,540	190
Public Service Enterprise Group	8,057	259
SCANA	4,522	218
Sempra Energy	2,909	188
Southern	5,600	258
TECO Energy	13,122	233

SEI Institutional Managed Trust / Annual Report / September 30, 2012	159

CONSOLIDATED SCHEDULE OF INVESTMENTS

Multi-Asset Accumulation Fund (Continued)

September 30, 2012

Description	Shares	Market Value ($ Thousands)

Wisconsin Energy	6,398	$241
Xcel Energy	9,215	256

		6,619

Total Common Stock (Cost $42,881) ($ Thousands)		43,892

FOREIGN COMMON STOCK — 4.1%

Australia — 0.2%
AGL Energy	7,537	117
APA Group	20,222	100
BHP Billiton	1,467	50
Brambles	3,731	27
Caltex Australia	2,679	46
CFS Retail Property Trust Group †	17,960	36
Coca-Cola Amatil	6,171	87
Cochlear	948	66
Computershare	15,820	137
Crown	4,500	42
CSL	2,929	140
Echo Entertainment Group	14,750	59
Fairfax Media	89,889	39
Insurance Australia Group	7,664	35
Metcash	17,072	63
Origin Energy	4,090	48
Qantas Airways*	27,446	35
QR National	14,446	51
Ramsay Health Care	4,727	118
Santos	3,953	47
Sonic Healthcare	6,780	96
SP AusNet, Cl Miscellaneous	122,879	134
Tabcorp Holdings	16,759	48
Tatts Group	22,967	65
Telstra	40,064	163
Toll Holdings	6,200	29
Transurban Group	5,588	35
Wesfarmers	1,494	53
Westfield Group †	3,250	34
Woodside Petroleum	1,375	47
Woolworths	3,001	90

		2,137

Austria — 0.1%
Andritz	1,380	78
Erste Group Bank	1,783	40
OMV	2,820	99
Telekom Austria	11,739	83
Verbund	6,449	134
Vienna Insurance Group Wiener Versicherung Gruppe	974	41
Voestalpine	2,043	61

		536

Description	Shares	Market Value ($ Thousands)

Belgium — 0.1%
Anheuser-Busch InBev	707	$60
Belgacom	2,836	87
Colruyt	2,793	122
Delhaize Group	1,729	67
KBC Groep	1,237	30
Mobistar	2,684	85
Solvay	545	63
Telenet Group Holding	1,929	86
UCB	2,678	147
Umicore	1,573	82

		829

Bermuda — 0.0%
Invesco	1,859	46
Nabors Industries*	3,968	56
Seadrill	1,310	51

		153

Bosnia and Herzegovina — 0.0%
Ingersoll-Rand	1,075	48
XL Group, Cl A	2,656	64

		112

Canada — 0.3%
Agnico-Eagle Mines	517	27
Alimentation Couche Tard, Cl B	1,403	64
Bank of Montreal	535	31
Bank of Nova Scotia	668	37
Barrick Gold	750	31
BCE	2,394	105
Bell Aliant	4,261	118
CAE	3,370	36
Cameco	1,287	25
Canadian National Railway	534	47
Canadian Pacific Railway	510	42
Canadian Tire, Cl A	691	50
Canadian Utilities, Cl A	2,772	193
Catamaran*	2,509	246
Cenovus Energy	1,416	49
CGI Group, Cl A*	6,070	163
CI Financial	1,126	26
Crescent Point Energy	685	30
Empire, Cl A	922	56
Enerplus	1,995	33
Fairfax Financial Holdings	49	19
Finning International	1,508	37
Fortis, Cl Common Subscription Receipt	5,621	192
Franco-Nevada	472	28
George Weston	1,379	89
Gildan Activewear	1,192	38
Husky Energy	1,708	46
IAMGOLD	1,514	24

160	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Shares	Market Value ($ Thousands)

Intact Financial, Cl Common Subscription Receipt	300	$18
Loblaw	1,424	50
Magna International, Cl A	1,023	44
Metro, Cl A	831	49
National Bank of Canada	329	25
Open Text*	2,126	117
Research In Motion*	9,157	70
RioCan Real Estate Investment Trust, Cl Trust Unit †	971	27
Ritchie Bros Auctioneers	2,062	40
Rogers Communications, Cl B	1,908	77
Saputo	1,119	48
Shaw Communications, Cl B	4,071	83
Shoppers Drug Mart	995	41
SNC-Lavalin Group	961	37
TELUS, Cl A	1,511	95
Thomson Reuters	1,875	54
Tim Hortons	1,738	90
Toronto-Dominion Bank	372	31
TransAlta	8,569	131
Valeant Pharmaceuticals International*	2,357	130
Vermilion Energy	783	37
Viterra, Cl Common Subscription Receipt	2,240	37

		3,213

Cayman Islands — 0.0%
Sands China	10,800	40

Denmark — 0.1%
AP Moeller - Maersk, Cl A	9	61
AP Moeller - Maersk, Cl B	9	65
Carlsberg, Cl B	863	77
Coloplast, Cl B	879	183
Danske Bank*	2,438	44
Novo Nordisk, Cl B	833	132
Novozymes, Cl B	4,673	129
TDC	16,097	117
Tryg	1,050	68
William Demant Holding*	1,059	95

		971

Finland — 0.1%
Elisa	5,193	118
Fortum	7,719	142
Kesko, Cl B	3,330	95
Kone, Cl B	772	53
Neste Oil	6,929	91
Nokia	36,468	94
Nokian Renkaat	1,678	68
Orion, Cl B	8,229	176
Sampo, Cl A	2,605	81
Stora Enso, Cl R	8,191	51
UPM-Kymmene	4,939	56

Description	Shares	Market Value ($ Thousands)

Wartsila OYJ Abp	1,289	$45

		1,070

France — 0.2%
Accor	875	29
Aeroports de Paris	373	30
Air Liquide	459	57
Arkema	483	45
AtoS	855	60
Bureau Veritas	225	23
Capital Gemini	1,281	54
Carrefour	1,886	39
Casino Guichard Perrachon	507	45
Christian Dior	255	34
Cie Generale de Geophysique - Veritas*	1,774	56
Cie Generale d’Optique Essilor International	1,564	147
CNP Assurances	1,903	25
Danone	624	38
Dassault Systemes	711	75
Edenred	680	19
Electricite de France	4,008	84
Eutelsat Communications	893	29
Fonciere Des Regions †	434	32
France Telecom	5,130	62
GDF Suez	2,949	66
Gemalto	756	67
ICADE †	347	28
Iliad	495	81
Klepierre †	731	26
L’Oreal	335	41
LVMH Moet Hennessy Louis Vuitton	241	37
Pernod-Ricard	333	37
Peugeot	3,248	26
Sanofi	1,412	121
Schneider Electric	577	34
Technip	584	65
Thales	738	25
Total	1,483	74
Unibail-Rodamco †	139	28
Veolia Environnement	5,652	61
Vinci	1,013	43
Vivendi	3,157	61

		1,904

Germany — 0.2%
Allianz	347	41
Bayer	703	60
Beiersdorf	629	46
Brenntag	381	49
Celesio	2,792	50
Deutsche Bank	1,026	41
Deutsche Boerse	557	31
Deutsche Telekom	11,595	143
E.ON	3,987	95

SEI Institutional Managed Trust / Annual Report / September 30, 2012	161

CONSOLIDATED SCHEDULE OF INVESTMENTS

Multi-Asset Accumulation Fund (Continued)

September 30, 2012

Description	Shares	Market Value ($ Thousands)

Fraport Frankfurt Airport Services Worldwide	761	$44
Fresenius	614	71
Fresenius Medical Care	1,080	79
Hannover Rueckversicherung	619	40
Henkel & KGaA	793	52
Infineon Technologies	6,667	42
Kabel Deutschland Holding*	482	34
MAN	398	37
Merck KGaA	517	64
Metro	1,246	37
Muenchener Rueckversicherungs	274	43
RWE	2,372	106
SAP	1,462	104
Siemens	424	42
Suedzucker	1,486	53
ThyssenKrupp	1,732	37
United Internet	4,008	82

		1,523

Greece — 0.0%
Coca Cola Hellenic Bottling	4,709	88
OPAP	9,368	48

		136

Hong Kong — 0.3%
AIA Group	10,800	40
ASM Pacific Technology	7,500	89
Cathay Pacific Airways	27,000	44
Cheung Kong Infrastructure Holdings	52,000	315
CLP Holdings	57,500	489
Foxconn International Holdings*	238,000	78
Genting Singapore	45,000	50
Hong Kong & China Gas	72,000	183
Hopewell Holdings	16,500	57
Hutchison Whampoa	5,000	48
Li & Fung	22,000	34
Lifestyle International Holdings	13,000	27
Link†	8,000	38
MGM China Holdings	17,600	31
MTR	13,000	49
NWS Holdings	19,000	31
PCCW	517,000	211
Power Assets Holdings	61,500	522
Shangri-La Asia	16,000	31
SJM Holdings	12,000	26
Wing Hang Bank	2,500	24
Yue Yuen Industrial Holdings	13,000	44

		2,461

Ireland — 0.1%
Accenture, Cl A	1,280	90
Cooper Industries, Cl A	808	61
Covidien	1,899	113

Description	Shares	Market Value ($ Thousands)

CRH	5,508	$106
Elan*	10,737	116
Kerry Group, Cl A	3,404	174

		660

Israel — 0.1%
Bank Hapoalim*	13,649	48
Bank Leumi Le-Israel*	17,073	48
Bezeq The Israeli Telecommunication	120,783	140
Delek Group	450	75
Israel	81	51
Israel Chemicals	5,016	61
Mellanox Technologies*	1,064	110
Mizrahi Tefahot Bank*	6,105	54
NICE Systems*	3,658	121
Teva Pharmaceutical Industries	6,355	258

		966

Italy — 0.1%
Assicurazioni Generali	2,134	31
Atlantia	3,095	48
Enel	24,822	88
Enel Green Power	35,539	60
Eni	3,019	66
Fiat Industrial	5,980	59
Finmeccanica	7,633	36
Luxottica Group	1,251	44
Pirelli & C.	3,530	38
Prysmian	2,952	53
Saipem	1,268	61
Snam Rete Gas	25,202	112
Telecom Italia	166,772	156
Terna Rete Elettrica Nazionale	28,255	105

		957

Japan — 1.0%
ABC-Mart	1,600	71
Aeon	2,700	31
Aeon Credit Service	500	11
Air Water	2,000	25
Ajinomoto	5,000	79
Alfresa Holdings	2,800	139
All Nippon Airways	50,000	105
Asahi Group Holdings	1,900	47
Asahi Kasei	4,000	21
Astellas Pharma	1,000	51
Bank of Kyoto	3,000	25
Bank of Yokohama	4,000	19
Benesse	600	29
Bridgestone	800	18
Canon	600	19
Central Japan Railway	400	35
Chiba Bank	3,000	18
Chubu Electric Power	10,500	137

162	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Shares	Market Value ($ Thousands)

Chugai Pharmaceutical	2,500	$53
Chugoku Bank	3,000	42
Chugoku Electric Power	17,100	228
Citizen Holdings	3,600	18
Coca-Cola West	2,500	42
Cosmo Oil	39,000	72
Daicel	3,000	18
Daiichi Sankyo	3,000	50
Dainippon Sumitomo Pharma	9,100	100
Daito Trust Construction	200	20
Daiwa House Industry	1,000	15
Dentsu	700	18
East Japan Railway	400	27
Eisai	1,000	45
Electric Power Development	5,500	145
FamilyMart	1,100	54
Fast Retailing	100	23
FUJIFILM Holdings	1,500	25
Fukuoka Financial Group	5,000	20
Gunma Bank	4,000	20
Hachijuni Bank	5,000	28
Hakuhodo DY Holdings	310	21
Hamamatsu Photonics	700	24
Hankyu Hanshin Holdings	7,000	38
Hirose Electric	200	23
Hisamitsu Pharmaceutical	1,500	83
Hitachi	4,000	22
Hitachi High-Technologies	700	17
Hitachi Metals	2,000	18
Hokkaido Electric Power	31,600	258
Hokuriku Electric Power	17,000	207
Hoya	1,000	22
Idemitsu Kosan	900	74
Inpex	9	54
Isetan Mitsukoshi Holdings	1,800	19
Itochu Techno-Solutions	900	47
Iyo Bank	6,000	49
J Front Retailing	4,000	22
Japan Petroleum Exploration	1,400	56
Japan Prime Realty Investment, Cl A †	6	18
Japan Real Estate Investment †	4	40
Japan Retail Fund Investment, Cl A †	11	20
Japan Tobacco	1,200	36
Joyo Bank	5,000	25
Jupiter Telecommunications	21	21
JX Holdings	13,100	72
Kamigumi	3,000	25
Kaneka	4,000	19
Kansai Electric Power	28,200	221
Kansai Paint	3,000	33
Kao	1,500	44
KDDI	1,600	125
Keikyu	12,000	113
Keio	4,000	30

Description	Shares	Market Value ($ Thousands)

Keisei Electric Railway	2,000	$18
Keyence	100	26
Kikkoman	3,000	41
Kinden	3,000	19
Kintetsu	15,000	59
Kirin Holdings	3,000	40
Konami	900	21
Kuraray	2,000	23
Kyocera	300	26
Kyowa Hakko Kirin	3,000	36
Kyushu Electric Power	28,300	234
Lawson	1,300	100
LIXIL Group	800	19
Maruichi Steel Tube	1,300	28
McDonald’s Holdings Japan	3,900	111
Medipal Holdings	6,000	83
MEIJI Holdings	1,100	55
Miraca Holdings	1,800	81
Mitsubishi Chemical Holdings	5,000	19
Mitsubishi Motors*	20,000	18
Mitsubishi Tanabe Pharma	3,800	58
Mitsui Chemicals	9,000	18
Murata Manufacturing	500	27
Namco Bandai Holdings	1,100	19
NEC	12,000	19
NGK Spark Plug	2,000	21
Nintendo	200	25
Nippon Building Fund†	2	22
Nippon Electric Glass	4,000	22
Nippon Express	5,000	19
Nippon Meat Packers	3,000	39
Nippon Paper Group	2,500	30
Nippon Steel & Sumitomo Metal	18,555	38
Nippon Telegraph & Telephone	3,200	153
Nishi-Nippon City Bank	8,000	19
Nisshin Seifun Group	3,500	43
Nissin Food Products	1,700	67
Nitori	850	79
NOK	1,100	18
Nomura Real Estate Office Fund, Cl A †	3	19
Nomura Research Institute	1,800	37
NTT Data	8	25
NTT DOCOMO	129	210
Obayashi	4,000	19
Odakyu Electric Railway	3,000	32
Oji Holdings	10,000	30
Olympus	2,000	39
Omron, Cl JP	1,200	23
Ono Pharmaceutical	1,000	62
Oracle Japan	700	36
Oriental Land	700	93
Osaka Gas	24,000	106
Otsuka	400	36
Otsuka Holdings	4,300	134

SEI Institutional Managed Trust / Annual Report / September 30, 2012	163

CONSOLIDATED SCHEDULE OF INVESTMENTS

Multi-Asset Accumulation Fund (Continued)

September 30, 2012

Description	Shares	Market Value ($ Thousands)

Rakuten	1,900	$19
Resona Holdings	11,900	49
Ricoh	2,000	17
Rinnai	600	45
Rohm	800	27
Sankyo	600	28
Sanrio	500	18
Santen Pharmaceutical	2,000	92
Sega Sammy Holdings	900	17
Seiko Epson	2,900	18
Sekisui Chemical	3,000	24
Sekisui House	2,000	20
Seven & I Holdings	1,400	43
Seven Bank	24,400	75
Shikoku Electric Power	18,500	209
Shimadzu	4,000	28
Shimamura	200	24
Shimizu	6,000	20
Shin-Etsu Chemical	400	23
Shionogi	2,100	32
Shiseido	3,100	43
Shizuoka Bank	2,000	21
Showa Denko	11,000	17
Showa Shell Sekiyu	13,800	73
Softbank	1,600	65
Square Enix Holdings	1,400	22
Sumitomo	1,400	19
Sumitomo Rubber Industries	1,500	18
Suruga Bank	2,000	23
Suzuken	1,900	63
Sysmex	1,000	48
Taisei	7,000	20
Taisho Pharmaceutical Holdings	500	41
Taiyo Nippon Sanso	4,000	21
Takashimaya	3,000	21
Takeda Pharmaceutical	1,200	56
Teijin	10,000	25
Terumo	800	35
Tobu Railway	7,000	38
Toho	1,600	30
Toho Gas	28,000	187
Tohoku Electric Power	23,500	190
Tokyo Electric Power	39,600	65
Tokyo Gas	33,000	182
Tokyu	4,000	19
TonenGeneral Sekiyu	22,000	192
Toray Industries	4,000	24
TOTO	2,000	15
Toyo Seikan Kaisha	1,900	20
Toyo Suisan Kaisha	3,000	75
Toyota Industries	700	20
Toyota Motor	500	20
Tsumura	1,600	50
Ube Industries	8,000	17

Description	Shares	Market Value ($ Thousands)

Unicharm	1,500	$87
USS	170	18
West Japan Railway	700	30
Yahoo Japan	124	47
Yakult Honsha	1,000	47
Yamaguchi Financial Group	2,000	16
Yamato Holdings	1,400	22
Yamato Kogyo	600	18
Yamazaki Baking	6,000	81

		9,502

Luxembourg — 0.0%
ArcelorMittal	3,162	46
Millicom International Cellular	574	53
Subsea 7	2,038	47
Tenaris	2,393	49

		195

Netherlands — 0.1%
Aegon	7,219	38
Akzo Nobel	1,034	58
ASML Holding	1,979	106
Corio†	1,083	46
Delta Lloyd	3,298	50
Fugro	1,155	78
Heineken	867	52
ING Groep*	4,960	39
Koninklijke Ahold	4,613	58
Koninklijke DSM	1,573	79
Koninklijke Vopak	605	42
QIAGEN*	3,735	69
Reed Elsevier	7,150	96
Royal KPN	22,492	172
SBM Offshore	4,550	65
STMicroelectronics	7,564	41
Unilever	1,514	54
Wolters Kluwer	4,314	81

		1,224

New Zealand — 0.1%
Auckland International Airport	55,944	122
Contact Energy*	43,011	189
Fletcher Building	20,746	120
Sky City Entertainment Group	30,711	96
Telecom Corp of New Zealand	89,948	178

		705

Norway — 0.0%
DNB	4,057	50
Gjensidige Forsikring	3,894	54
Norsk Hydro	16,404	77
Orkla	8,472	64
Statoil	2,091	54

164	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Shares	Market Value ($ Thousands)

Telenor	4,097	$80

		379

Panama — 0.0%
Carnival	1,100	40

Portugal — 0.1%
Banco Espirito Santo*	69,337	51
EDP - Energias de Portugal	63,098	174
Galp Energia SGPS	6,993	114
Jeronimo Martins SGPS	5,413	90
Portugal Telecom SGPS	21,248	105

		534

Singapore — 0.1%
CapitaLand	12,000	31
CapitaMalls Asia	23,000	31
DBS Group Holdings	3,000	35
Global Logistic Properties	17,000	35
Golden Agri-Resources	97,000	52
Hutchison Port Holdings*	59,000	43
Jardine Cycle & Carriage	1,000	39
Olam International	29,000	48
Oversea-Chinese Banking	4,000	31
Singapore Press Holdings	28,000	93
Singapore Telecommunications	40,000	104
StarHub	52,000	158
United Overseas Bank	2,000	32
Wilmar International	25,000	66

		798

Spain — 0.1%
Abertis Infraestructuras	3,168	47
Acciona	1,122	64
Acerinox	7,264	81
Amadeus IT Holding, Cl A	6,898	161
Banco Santander*	5,540	41
Distribuidora Internacional de
Alimentacion	17,806	98
Enagas	3,604	71
Gas Natural SDG	5,461	78
Grifols*	4,255	141
Iberdrola	15,049	68
Inditex	917	114
Red Electrica	1,399	67
Repsol	5,486	106
Telefonica	7,193	96
Zardoya Otis	3,490	41

		1,274

Sweden — 0.1%
Atlas Copco, Cl A	1,818	42
Atlas Copco, Cl B	1,891	40

Description	Shares	Market Value ($ Thousands)

Elekta, Cl B	8,720	$115
Getinge, Cl B	3,536	107
Hennes & Mauritz, Cl B	1,697	59
Hexagon, Cl B	3,704	79
Holmen, Cl B	2,274	62
Husqvarna, Cl B	10,117	52
Industrivarden, Cl C	3,378	48
Investment Kinnevik, Cl B	1,565	33
Lundin Petroleum*	3,266	80
Nordea Bank	5,172	51
Skandinaviska Enskilda Banken, Cl A	4,577	39
SSAB, Cl A	6,849	49
Svenska Cellulosa, Cl B	3,663	68
Swedish Match	2,237	91
Tele2, Cl B	3,487	63
Telefonaktiebolaget LM Ericsson, Cl B	13,321	122
TeliaSonera	9,305	67

		1,267

Switzerland — 0.2%
ABB	2,216	42
ACE	744	56
Actelion	1,453	73
Adecco	787	37
Aryzta	892	43
Baloise Holding	537	43
Barry Callebaut	52	48
Cie Financiere Richemont	954	57
Givaudan	59	56
Holcim	803	51
Kuehne & Nagel International	331	37
Lindt & Spruengli	17	87
Lonza Group	1,119	59
Noble	2,036	73
Novartis	1,376	84
Partners Group Holding	160	33
Roche Holding	519	97
Schindler Holding	307	38
SGS	17	35
Sika	28	57
Sonova Holding	687	69
Straumann Holding	464	62
Swatch Group, Cl B	139	56
Swatch Group	806	56
Swisscom	463	186
Syngenta	167	63
TE Connectivity	1,887	64
Transocean	1,794	80
Tyco International	1,163	65

		1,807

United Kingdom — 0.4%
Admiral Group	999	17
AMEC	3,233	60

SEI Institutional Managed Trust / Annual Report / September 30, 2012	165

CONSOLIDATED SCHEDULE OF INVESTMENTS

Multi-Asset Accumulation Fund (Continued)

September 30, 2012

Description	Shares	Market Value ($ Thousands)

Anglo American	1,410	$41
Aon	1,040	54
ARM Holdings	17,998	167
Associated British Foods	1,929	40
AstraZeneca	2,421	116
BG Group	2,539	51
BHP Billiton	1,565	49
BP	6,015	42
British American Tobacco	862	44
British Sky Broadcasting Group	2,333	28
BT Group, Cl A	22,256	83
Bunzl	1,394	25
Burberry Group	1,376	22
Capita	2,265	28
Centrica	21,436	113
Compass Group	2,787	31
Diageo	1,208	34
Ensco, Cl A	1,382	76
Evraz	11,849	47
G4S	5,689	24
GlaxoSmithKline	5,929	137
Imperial Tobacco Group	919	34
Inmarsat	10,189	97
InterContinental Hotels Group	1,776	46
International Consolidated Airlines Group*	21,224	51
Intertek Group	544	24
J Sainsbury	7,007	39
Johnson Matthey	1,033	40
Marks & Spencer Group	4,422	26
National Grid	10,422	115
Next	560	31
Pearson	1,667	32
Petrofac	1,826	47
Reckitt Benckiser Group	1,075	62
Reed Elsevier	3,034	29
Resolution	5,557	20
Rowan, Cl A*	2,081	70
Royal Dutch Shell, Cl A	1,470	51
Royal Dutch Shell, Cl B	1,430	51
RSA Insurance Group	10,088	18
SABMiller	864	38
Sage Group	30,277	153
Serco Group	3,002	28
Severn Trent	4,928	134
Shire	3,257	95
Smith & Nephew	12,212	135
Smiths Group	1,958	33
SSE	4,666	105
Tesco	5,643	30
TUI Travel	8,063	31
Tullow Oil	1,901	42
Unilever	1,003	37
United Utilities Group	11,669	135
Vodafone Group	34,449	98

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

WM Morrison Supermarkets	12,482	$58
WPP	2,771	38

		3,402

Total Foreign Common Stock (Cost $37,397) ($ Thousands)		38,795

CORPORATE OBLIGATIONS — 1.6%

Energy — 0.1%
Chevron
4.950%, 03/03/2019	$150	182
StatoilHydro
2.900%, 10/15/2014	250	262
XTO Energy
6.750%, 08/01/2037	300	463

		907

Financials — 1.1%
African Development Bank
1.250%, 09/02/2016	850	873
Asian Development Bank MTN
2.750%, 05/21/2014	850	884
Bank of New York Mellon
3.550%, 09/23/2021	200	217
Bank of Nova Scotia
3.400%, 01/22/2015	300	319
Canadian Imperial Bank of Commerce
2.350%, 12/11/2015	250	263
CME Group
5.750%, 02/15/2014	200	214
Council of Europe
1.500%, 02/22/2017	850	869
European Bank for Reconstruction and Development
1.000%, 02/16/2017	600	609
European Investment Bank
1.125%, 09/15/2017	850	857
Export Development Canada
0.500%, 09/15/2015	1,250	1,256
Inter-American Development Bank
3.875%, 09/17/2019	350	413
International Bank for Reconstruction and Development
0.875%, 04/17/2017	350	354
International Finance
2.125%, 11/17/2017	750	802
Landwirtschaftliche Rentenbank
1.875%, 09/17/2018	550	573
National Australia Bank
1.600%, 08/07/2015	350	353
Nordic Investment Bank
1.000%, 03/07/2017	550	559
Oesterreichische Kontrollbank
1.125%, 07/06/2015	150	152

166	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Face Amount/ ($ Thousands) Shares	Market Value ($ Thousands)

Royal Bank of Canada
1.150%, 03/13/2015	$250	$254
Swedish Export Credit
5.125%, 03/01/2017	150	175
Toyota Motor Credit MTN
3.400%, 09/15/2021	150	162

		10,158

Health Care — 0.2%
Howard Hughes Medical Institute
3.450%, 09/01/2014	1,250	1,323
Johns Hopkins University
5.250%, 07/01/2019	150	182
Johnson & Johnson
5.950%, 08/15/2037	300	426
Novartis Securities Investment, Ltd.
5.125%, 02/10/2019	150	180
Sanofi-Aventis
4.000%, 03/29/2021	150	171

		2,282

Industials — 0.0%
3M
5.700%, 03/15/2037	150	207

Information Technology — 0.2%
Google
3.625%, 05/19/2021	150	169
International Business Machines
6.500%, 10/15/2013	350	372
Microsoft
1.625%, 09/25/2015	1,250	1,297

		1,838

Telecommunication Services — 0.0%
Nippon Telegraph & Telephone
1.400%, 07/18/2017	150	152

Utilities — 0.0%
Hydro Quebec
1.375%, 06/19/2017	150	152

Total Corporate Obligations (Cost $15,712) ($ Thousands)		15,696

EXCHANGE TRADED FUND — 0.7%
iShares iBoxx Investment Grade Corporate Bond Fund	52,000	6,332

Total Exchange Traded Fund (Cost $6,252) ($ Thousands)		6,332

PREFERRED STOCK — 0.0%

Consumer Staples — 0.0%
Henkel & KGaA	596	47

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Utilities — 0.0%
RWE	2,420	$97

Total Preferred Stock (Cost $139) ($ Thousands)		144

	Number of Rights

RIGHTS — 0.0%
Cie Generale de Geophysique Expires 10/16/2012	1,774	3

Total Rights (Cost $—) ($ Thousands)		3

CASH EQUIVALENT — 18.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.070%**††	177,053,717	177,054

Total Cash Equivalent (Cost $177,054) ($ Thousands)		177,054

U.S. TREASURY OBLIGATIONS — 19.7%
U.S. Treasury Inflation Protected Security
3.625%, 04/15/2028	$797	1,266
2.625%, 07/15/2017	7,075	8,549
2.500%, 07/15/2016	372	432
2.500%, 01/15/2029	1,020	1,459
2.375%, 01/15/2017	52,259	61,294
2.375%, 01/15/2025	570	774
2.375%, 01/15/2027	390	538
2.125%, 02/15/2040	390	569
2.125%, 02/15/2041	801	1,177
2.000%, 01/15/2014	472	493
2.000%, 07/15/2014	458	489
2.000%, 01/15/2016	369	414
2.000%, 01/15/2026	444	584
1.875%, 07/15/2015	375	412
1.875%, 07/15/2019	1,292	1,587
1.750%, 01/15/2028	628	813
1.625%, 01/15/2015	524	562
1.625%, 01/15/2018	9,624	11,260
1.375%, 07/15/2018	1,238	1,451
1.375%, 01/15/2020	395	473
1.250%, 07/15/2020	582	696
1.125%, 01/15/2021	662	783
0.500%, 07/15/2021	457	524
0.500%, 04/15/2015	805	845
0.125%, 04/15/2016	855	906
0.125%, 04/15/2017	17,753	19,125
0.125%, 01/15/2022	65,897	71,930

Total U.S. Treasury Obligations (Cost $184,432) ($ Thousands)		189,405

Total Investments — 70.9% (Cost $670,466) ($ Thousands)		$680,900

SEI Institutional Managed Trust / Annual Report / September 30, 2012	167

CONSOLIDATED SCHEDULE OF INVESTMENTS

Multi-Asset Accumulation Fund (Continued)

September 30, 2012

A list of the open futures contracts held by the Fund at September 30, 2012, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Amsterdam Index	50	Oct-2012	$(153)
Australian 10-Year Bond	167	Dec-2012	397
Brent Crude Penultimate	135	Nov-2012	463
Brent Crude Penultimate	(5)	Nov-2012	(15)
CAC40 10 Euro	196	Oct-2012	(386)
Canadian 10-Year Bond	197	Dec-2012	73
Corn	72	Dec-2012	493
Corn	38	Jul-2013	(62)
Corn	54	Mar-2013	(100)
Cotton No. 2	18	Dec-2012	5
Cotton No. 2	53	Mar-2013	(122)
Crude Oil	261	Nov-2012	(879)
Dax Index	32	Dec-2012	(135)
DJ Euro Stoxx 50 Index	835	Dec-2012	(915)
Euro-Bobl	1	Dec-2012	—
Euro-Bund	697	Dec-2012	645
Euro-Buxl 30 Year Bond	24	Dec-2012	4
Euro-Schatz	2	Dec-2012	—
Feeder Cattle	4	Oct-2012	5
FTSE 100 Index	343	Dec-2012	(688)
FTSE MIB Index	30	Dec-2012	(174)
FTSE/JSE Top 40 Index	235	Dec-2012	(163)
Gasoil Euro	(7)	Nov-2012	(12)
Gasoil Euro	65	Oct-2012	263
Gold	73	Dec-2012	1,015
Hang Seng Index	43	Nov-2012	61
Heating Oil	21	Nov-2012	23
H-shares Index	200	Oct-2012	196
IBEX 35 Plus Index	39	Oct-2012	(170)
Japanese 10-Year Bond	358	Dec-2012	225
KOSPI 200 Index	123	Dec-2012	415
Lean Hogs	62	Dec-2012	(38)
Lean Hogs	173	Feb-2013	93
Live Cattle	115	Dec-2012	(200)
LME Aluminum	5	Dec-2012	2
LME Aluminum	14	Mar-2013	46
LME Aluminum	25	Nov-2012	84
LME Copper	19	Dec-2012	95
LME Copper	72	Mar-2013	892
LME Lead	6	Mar-2013	10
LME Lead	7	Mar-2013	40
LME Nickel	2	Dec-2012	3
LME Nickel	9	Mar-2013	120
LME Zinc	21	Dec-2012	4
LME Zinc	8	Mar-2013	39
Long Gilt 10-Year Bond	445	Dec-2012	186
MSCI Emerging Index	148	Dec-2012	(99)
Natural Gas	38	Oct-2012	145
Natural Gas Swap Future	748	Nov-2012	89
NYMEX Cocoa	8	Dec-2012	(1)
NYMEX Coffee	44	Dec-2012	(82)
NYMEX Coffee	9	Mar-2013	44
RBOB Gasoline	24	Nov-2012	264
Russell 2000 Index E-MINI	440	Dec-2012	(924)
S&P 500 Index EMINI	2,003	Dec-2012	(2,164)
S&P Mid 400 Index E-MINI	138	Dec-2012	(444)
S&P TSE 60 Index	31	Dec-2012	(67)
SGX S&P CNX Nifty Index	343	Oct-2012	11

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Silver	35	Dec-2012	$485
Soybean	80	Jan-2013	(9)
Soybean	28	Mar-2013	(181)
Soybean Meal	15	Dec-2012	1
Soybean Oil	84	Dec-2012	(150)
SPI 200 Index	47	Dec-2012	(31)
Sugar No. 11	97	Mar-2013	(194)
Taiwan Index	335	Oct-2012	(11)
Topix Index	214	Dec-2012	264
U.S. 10-Year Treasury Note	393	Dec-2012	103
U.S. 2-Year Treasury Note	2	Jan-2013	—
U.S. 5-Year Treasury Note	4	Jan-2013	—
U.S. Long Treasury Bond	140	Dec-2012	(206)
Wheat	40	Dec-2012	88
Wheat	17	Jul-2013	9

			$(1,375)

For the year ended September 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the year.

A list of the open forward foreign currency contracts held by the Fund at September 30, 2012, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
10/30/2012	AUD	2,000	USD	2,078	$5
10/30/2012	CAD	3,100	USD	3,166	16
10/30/2012	HKD	18,800	USD	2,425	—
10/30/2012	JPY	742,400	USD	9,535	(13)
10/30/2012- 12/19/2012	CHF	3,380	USD	3,584	(18)
10/30/2012- 12/19/2012	EUR	224,552	USD	286,548	(2,528)
10/30/2012- 12/19/2012	GBP	49,826	USD	80,824	391
12/19/2012	BRL	6,800	USD	3,291	(27)
12/19/2012	ILS	16,300	USD	4,030	(114)
12/19/2012	MXP	131,200	USD	9,909	(216)
12/19/2012	RUB	276,176	USD	8,558	(173)
12/19/2012	SGD	2,900	USD	2,324	(41)
12/19/2012	TRY	23,800	USD	12,917	(197)
12/19/2012	TWD	1,900	USD	64	(1)
12/19/2012	USD	13,364	BRL	27,600	103
12/19/2012	USD	1,817	CHF	1,700	(4)
12/19/2012	USD	65,124	EUR	51,410	1,063
12/19/2012	USD	14,298	GBP	8,988	210
12/19/2012	USD	20,402	ILS	81,900	418
12/19/2012	USD	64	JPY	5,000	1
12/19/2012	USD	40,826	MXP	538,500	728
12/19/2012	USD	1,622	RUB	51,053	(8)
12/19/2012	USD	21,467	SGD	26,700	306
12/19/2012	USD	31,076	TRY	57,000	655
12/19/2012	USD	20,982	TWD	620,800	224
12/19/2012	USD	11,068	ZAR	92,400	10
12/19/2012	ZAR	25,000	USD	2,971	(26)
12/20/2012	KRW	7,653,600	USD	6,701	(178)
12/20/2012	USD	28,261	KRW	32,127,000	614

					$1,200

168	SEI Institutional Managed Trust / Annual Report / September 30, 2012

A list of the counterparties for the open forward foreign currency contracts held by the fund at September 30, 2012, is as follows:

Counterparty	Settlement Date	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Brown Brothers Harriman	10/30/2012	(29,729)	29,816	$87
JPMorgan Chase Bank	10/30/2012	(37,397)	37,774	377
Royal Bank of Scotland	12/19/2012- 12/20/2012	(645,287)	646,023	736

				$1,200

For the year ended September 30, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the year.

A list of open swap agreements held by the Fund at September 30, 2012, are as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
JPMorgan Chase Bank	3-Month LIBOR	0.75%	12/19/2017	$19,525	$49
JPMorgan Chase Bank	6-Month EURIBOR	1.00%	12/20/2017	8,625	32
JPMorgan Chase Bank	3-Month LIBOR	0.50%	12/19/2014	97,300	134
JPMorgan Chase Bank	6-Month EURIBOR	0.50%	12/17/2014	29,725	(7)

					$208

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands) (1)		Net Unrealized Appreciation (Depreciation) ($ Thousands)
JPMorgan Chase Bank	Bovespa Index	Negative Price Return	Positive Price Return	10/17/2012	BRL	20,169	$(97)
Bank of America	Euro-Bund	Negative Price Return	Positive Price Return	12/4/2012	EUR	38,420	144
BoA Merrill Lynch	Wheat	Negative Price Return	Positive Price Return	12/31/2012		767	(4)
Bank of America	Russian Trading Systems Index	Negative Price Return	Positive Price Return	12/17/2012		7,248	(441)
Bank of America	Mini Japanese 10-Year Treasury Bond	Negative Price Return	Positive Price Return	12/07/2012	JPY	18,888,890	402
Bank of America	U.S. Treasury 10-Year Note	Negative Price Return	Positive Price Return	11/28/2012		245,478	1,129
BoA Merrill Lynch	Corn Futures	Negative Price Return	Positive Price Return	12/31/2012		1,739	(74)
JPMorgan Chase Bank	Swiss Market Index	Negative Price Return	Positive Price Return	12/21/2012	CHF	18,157	(98)
Bank of America	Long Gilt	Negative Price Return	Positive Price Return	11/27/2012	GBP	10,373	14
BoA Merrill Lynch	Soybean	Negative Price Return	Positive Price Return	1/31/2013		1,362	34
BoA Merrill Lynch	Soybean Meal	Negative Price Return	Positive Price Return	12/31/2012		2,142	438

							$1,447

For the year ended September 30, 2012, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $959,727 ($Thousands).

*	Non-income producing security.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 6).

**	Rate shown is the 7-day effective yield as of September 30, 2012.

(1)	In U.S. Dollars unless otherwise indicated.

AUD — Australian Dollar

BRL — Brazilian Real

Cl — Class

CAD — Canadian Dollar

CHF — Swiss Franc

DJ — Dow Jones

EUR — Euro

EURIBOR — Euro Interbank Offered Rate

FTSE — Financial Times Stock Exchange

GBP — British Pound

HKD — Hong Kong Dollar

IBEX — Indice Bursatil Español

ILS — Israeli Shekel

JPY — Japanese Yen

JSE — Johannesburg Stock Exchange

KOSPI — Korea Composite Stock Price Index

KRW — Korean wan

LIBOR — London Interbank Offered Rate

LME — London Metal Exchange

Ltd. — Limited

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

SEI Institutional Managed Trust / Annual Report / September 30, 2012	169

CONSOLIDATED SCHEDULE OF INVESTMENTS

Multi-Asset Accumulation Fund (Concluded)

September 30, 2012

MXP — Mexican Peso

NYMEX — New York Mercantile Exchange

RUB — Russian Ruble

S&P — Standard & Poor’s

SGD — Singapore Dollar

SGX — Singapore Exchange

SPI — Share Price Index Futures

TRY — Turkish New Lira

TSE — Tokyo Stock Exchange

TWD — Taiwanese Dollar

USD — U.S. Dollar

ZAR — South African Rand

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the inputs used as of September 30, 2012, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Sovereign Debt	$1,540	$208,039	$—	$209,579
Common Stock	43,892	—	—	43,892
Foreign Common Stock	36,275	2,520	—	38,795
Corporate Obligations	—	15,696	—	15,696
Exchange Traded Fund	6,332	—	—	6,332
Preferred Stock	144	—	—	144
Right	3	—	—	3
Cash Equivalent	177,054	—	—	177,054
U.S. Treasury Obligations	—	189,405	—	189,405

Total Investments in Securities	$265,240	$415,660	$—	$680,900

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(1,375)	$—	$—	$(1,375)
Forwards*	—	1,200	—	1,200
Interest Rate Swaps*	—	208	—	208
Total Return Swaps*	—	1,447	—	1,447

Total Other Financial Instruments	$(1,375)	$2,855	$—	$1,480

*	Futures, Forwards and Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the year ended September 30, 2012, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2012, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

170	SEI Institutional Managed Trust / Annual Report / September 30, 2012

SCHEDULE OF INVESTMENTS

Multi-Asset Income Fund

September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 49.9%

Consumer Discretionary — 12.0%
Armored Autogroup
9.250%, 11/01/2018 (C)	$400	$358
Caesars Entertainment Operating
8.500%, 02/15/2020 (A)	700	700
Caesars Operating Escrow
9.000%, 02/15/2020 (A)	250	252
DISH DBS
5.875%, 07/15/2022 (A) (C)	500	512
Expedia
5.950%, 08/15/2020	1,250	1,379
GRD Holdings III
10.750%, 06/01/2019 (A)	700	702
Laureate Education
9.250%, 09/01/2019 (A)	500	503
Levi Strauss
6.875%, 05/01/2022	60	63
Live Nation Entertainment
7.000%, 09/01/2020 (A)	110	114
Mastro’s Restaurants
12.000%, 06/01/2017 (A)	270	278
MDC Partners
11.000%, 11/01/2016	85	93
MGM Resorts International
7.750%, 03/15/2022	500	522
Party City Holdings
8.875%, 08/01/2020 (A)	300	320
Reynolds Group Issuer
6.875%, 02/15/2021	450	475
Sitel
11.000%, 08/01/2017 (A)	550	553
Stanadyne Holdings, Ser 1
10.000%, 08/15/2014	250	233
Taylor Morrison Communities
7.750%, 04/15/2020 (A)	350	373
Univision Communications
6.875%, 05/15/2019 (A)	400	412

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WMG Acquisition
11.500%, 10/01/2018	$825	$928
Wok Acquisition
10.250%, 06/30/2020 (A)	250	264
Wolverine World Wide
6.125%, 10/15/2020 (A)	1,100	1,133

		10,167

Consumer Staples — 1.7%
Bumble Bee Acquisition
9.000%, 12/15/2017 (A) (C)	400	418
Constellation Brands
4.625%, 03/01/2023	1,000	1,020

		1,438

Energy — 4.3%
BreitBurn Energy Partners
7.875%, 04/15/2022 (A)	500	517
Crestwood Midstream Partners
7.750%, 04/01/2019	110	112
Eagle Rock Energy Partners
8.375%, 06/01/2019	270	265
8.375%, 06/01/2019 (A)	750	737
Exterran Holdings
7.250%, 12/01/2018	350	368
Penn Virginia Resource Partners
8.375%, 06/01/2020 (A)	560	578
SandRidge Energy
8.125%, 10/15/2022 (A)	300	320
7.500%, 03/15/2021	500	515
7.500%, 02/15/2023 (A)	200	206

		3,618

Financials — 16.5%
Blackstone Holdings Finance
4.750%, 02/15/2023 (A)	250	261
City National Bank
5.375%, 07/15/2022	500	533
Entertainment Properties Trust‡ (C)
5.750%, 08/15/2022	400	415
General Electric Capital, Ser A
7.125%, 12/31/2049 (B) (C)	1,000	1,114
Hospitality Properties Trust‡
5.000%, 08/15/2022	1,000	1,051
ING US
5.500%, 07/15/2022 (A)	900	939
International Lease Finance
7.125%, 09/01/2018 (A)	1,500	1,748
Jefferies Group
6.875%, 04/15/2021 (C)	1,000	1,076
Kennedy-Wilson
8.750%, 04/01/2019	445	474

SEI Institutional Managed Trust / Annual Report / September 30, 2012	171

SCHEDULE OF INVESTMENTS

Multi-Asset Income Fund (Continued)

September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nationstar Mortgage
9.625%, 05/01/2019 (A)	$101	$110
7.875%, 10/01/2020 (A)	200	203
Penske Truck Leasing LP
4.875%, 07/11/2022 (A)	750	749
Primerica
4.750%, 07/15/2022	500	530
Prudential Financial
5.875%, 09/15/2042 (B)	600	615
Schahin II Finance SPV
5.875%, 09/25/2022 (A)	1,500	1,571
Serta Simmons Holdings
8.125%, 10/01/2020 (A)	250	248
StanCorp Financial Group
5.000%, 08/15/2022	1,000	1,032
Susquehanna Bancshares
5.375%, 08/15/2022	800	836
USI Holdings
9.750%, 05/15/2015 (A)	400	404

		13,909

Health Care — 2.9%
Apria Healthcare Group
12.375%, 11/01/2014	575	561
11.250%, 11/01/2014 (C)	450	461
CHS
5.125%, 08/15/2018	250	259
Hologic
6.250%, 08/01/2020 (A)	350	371
Physiotherapy Associates Holdings
11.875%, 05/01/2019 (A)	440	451
Symbion
8.000%, 06/15/2016	350	359

		2,462

Industrials — 5.1%
AWAS Aviation Capital
7.000%, 10/17/2016 (A) (C)	1,284	1,361
Ceridian
8.875%, 07/15/2019 (A)	350	378
CEVA Group
8.375%, 12/01/2017 (A) (C)	970	935
Coleman Cable
9.000%, 02/15/2018	200	213
Embraer
5.150%, 06/15/2022	500	537
HD Supply
8.125%, 04/15/2019 (A)	40	43
Intcomex
13.250%, 12/15/2014	80	82
Marquette Transportation
10.875%, 01/15/2017	50	53
Thermadyne Holdings
9.000%, 12/15/2017	500	532

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Transnet SOC
4.000%, 07/26/2022 (A)	$150	$152

		4,286

Information Technology — 5.6%
Audatex North America
6.750%, 06/15/2018 (A) (C)	500	534
Avaya PIK
10.125%, 11/01/2015	500	446
First Data
6.750%, 11/01/2020 (A)	480	477
Infor US
11.500%, 07/15/2018 (A)	350	399
9.375%, 04/01/2019 (A)	300	333
Nuance Communications
5.375%, 08/15/2020 (A)	140	144
Open Solutions
9.750%, 02/01/2015 (A)	460	391
Sabre
8.500%, 05/15/2019 (A)	500	514
Sabre Holdings
8.350%, 03/15/2016	500	508
Stream Global Services
11.250%, 10/01/2014	420	437
Zayo Group
10.125%, 07/01/2020	250	276
8.125%, 01/01/2020	250	273

		4,732

Materials — 1.8%
AngloGold Ashanti Holdings
5.125%, 08/01/2022	200	204
APERAM
7.750%, 04/01/2018 (A)	600	492
Horsehead Holding
10.500%, 06/01/2017 (A)	250	251
IAMGOLD
6.750%, 10/01/2020 (A)	150	147
Kaiser Aluminum
8.250%, 06/01/2020 (A)	225	243
Mirabela Nickel
8.750%, 04/15/2018 (A)	261	196

		1,533

Total Corporate Obligations (Cost $40,843) ($ Thousands)		42,145

COLLATERALIZED DEBT OBLIGATIONS — 30.8%

Financials — 0.6%
Whitehorse II* (A) (B) (D)	1,100	509

172	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Other Asset-Backed Securities — 30.2%
Battalion CLO, Ser 2012-2A, Cl B
3.187%, 11/15/2019 (A) (B) (D)	$500	$468
Black Diamond CLO, Ser 2007-1A, Cl C
1.137%, 04/29/2019 (A) (B)	1,100	880
BlackRock Senior Income Series, Ser 2004-1A
16.376%, 09/15/2016 (A) (D)	950	473
Callidus Debt Partners Clo Fund VI, Ser 2007-6A, Cl B
1.703%, 10/23/2021 (A) (B) (D)	500	387
Carlyle Global Market Strategies, Ser 2012-3A, Cl SUB
0.275%, 10/04/2024 (A)	750	727
Centurion CDO VII, Ser 2004-7A, Cl B2
1.847%, 01/30/2016 (A) (B)	750	701
DFR Middle Market CLO, Ser 2007-1A, Cl C
2.755%, 07/20/2019 (A) (B)	500	472
Diversified Asset Securitization Holdings II, Ser 2000-1A, Cl A1L
0.879%, 09/15/2035 (A) (B) (D)	1,087	1,007
FM Leveraged Capital Fund II, Ser 2006-2A, Cl C
1.285%, 11/15/2020 (A) (B)	1,000	854
Gleneagles CLO, Ser 2005-1A, Cl B
0.995%, 11/01/2017 (A) (B)	600	538
Global Leveraged Capital Credit Opportunity Fund, Ser 2006-1A, Cl C
1.455%, 12/20/2018 (A) (B)	1,550	1,245
Global Leveraged Capital Credit Opportunity Fund, Ser 2006-1A, Cl B
1.055%, 12/20/2018 (A) (B) (D)	1,000	883
Grayson CLO, Ser 2006-1A, Cl A2
0.855%, 11/01/2021 (A) (B) (C)	700	576
GSC Partners CDO Fund, Ser 2004-5X, Cl B
1.684%, 11/20/2016 (B) (D)	1,000	897
GSC Partners CDO Fund, Ser 2005-6A, Cl B
1.303%, 10/23/2017 (A) (B)	750	687
GSC Partners CDO Fund, Ser 2006-7A, Cl C
1.427%, 05/25/2020 (A) (B)	750	661
GSC Partners V* (D)	1,900	771
KKR Financial CLO 2007-1, Ser 2007- 1A, Cl D
2.685%, 05/15/2021 (A) (B)	1,350	1,200
Liberty CLO, Ser 2005-1A, Cl A3
0.945%, 11/01/2017 (A) (B)	1,600	1,373
MKP CBO I, Ser 2004-3A, Cl A2
1.089%, 05/08/2039 (A) (B) (D)	472	457
Pacifica CDO V, Ser 2006-5A, Cl B2
5.811%, 01/26/2020 (A) (D)	1,000	965

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Shinnecock CLO, Ser 2006-1A, Cl C
1.355%, 07/15/2018 (A) (B)	$500	$419
South Coast Funding, Ser 2004-5A, Cl A1
0.799%, 08/06/2039 (A) (B) (C)	744	715
Stone Tower CDO, Ser 2004-1A, Cl A2L
1.697%, 01/29/2040 (A) (B) (D)	750	634
T2 Income Fund CLO, Ser 2007-1A, Cl D
3.205%, 07/15/2019 (A) (B)	350	295
T2 Income Fund CLO, Ser 2007-1A, Cl C
1.955%, 07/15/2019 (A) (B)	250	209
TCW Global Project Fund, Ser 2004- 1A, Cl A2A
1.805%, 06/15/2016 (A) (B) (D)	850	750
TCW Global Project Fund, Ser 2005- 1A, Cl A1
1.068%, 09/01/2017 (A) (B) (D)	1,250	1,131
TCW Global Project Fund, Ser 2005- 1A, Cl A2
1.268%, 09/01/2017 (A) (B) (C)	500	401
Triaxx Prime CDO, Ser 2006-1A, Cl A1
0.474%, 03/03/2039 (A) (B) (D)	2,803	2,037
West Coast Funding, Ser 2006-1A, Cl A1A
0.434%, 11/02/2041 (A) (B) (D)	2,090	1,936
Westchester CLO, Ser 2007-1A, Cl A1B
0.785%, 08/01/2022 (A) (B)	1,000	799

		25,548

Total Collateralized Debt Obligations (Cost $25,252) ($ Thousands)		26,057

LOAN PARTICIPATIONS — 17.3%
AAA Investments, L.P. 1st Lien
4.250%, 06/30/2015	683	639
ACA Capital Holdings
5.500%, 08/15/2017	750	750
AmWINS Group
10.250%, 12/06/2019	10	10
Arctic Glacier Holdings, Term Loan
8.500%, 07/27/2018	200	200
Aspect Software
6.250%, 05/07/2016	40	39
Asurion, 1st Lien
5.500%, 05/24/2018	500	503
Cequel, Bridge Loan (F)
0.000%, 12/31/2012	300	—
Ceridian, Extended Term Loan
5.977%, 05/09/2017	640	642
Constellation Brands, Bridge Loan (F)
0.000%, 12/30/2013	250	—

SEI Institutional Managed Trust / Annual Report / September 30, 2012	173

SCHEDULE OF INVESTMENTS

Multi-Asset Income Fund (Continued)

September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CPM Holdings
10.250%, 02/16/2018	$200	$201
6.250%, 08/16/2017	340	339
David’s Bridal, Bridge Loan (F)
0.000%, 01/31/2013	100	—
EP Energy
5.000%, 04/10/2018	650	655
EquiPower Resource Holdings
6.500%, 12/21/2018	229	232
Essential Power
5.500%, 08/07/2019	1,000	1,008
Excelitas Technologies
5.000%, 11/29/2016	100	98
First Data
5.217%, 03/24/2017	500	493
First Data, 1st Lien Term Loan (G)
0.000%, 03/26/2018	30	28
Fly Leasing
6.750%, 08/07/2018	520	518
Getty Images, Bridge Loan (F)
0.000%, 02/10/2013	150	—
GOGO LLC
11.250%, 06/21/2017	250	243
Guitar Center, Extended Term Loan
5.730%, 04/09/2017	500	478
HD Supply, Term Loan
7.250%, 10/12/2017	499	514
Helm Financial, Term Loan
6.250%, 06/01/2017	150	150
Hertz Bridge Loan
0.000%, 02/26/2013 (F)	1,000	—
Hertz, Unsecured Term Loan (F)
0.000%, 08/26/2013	1,000	—
Homeward Residential
8.250%, 08/07/2017	140	142
IPC Information Systems
5.482%, 07/31/2017	70	69
Istar Financial (G)
0.000%, 03/19/2017	25	25
Keystone Automotive Operations (G)
0.000%, 03/30/2016	40	40
Laureate Education
5.250%, 06/15/2018	180	177
Level 3 Communications
4.087%, 08/01/2019	210	211
MedQuist, Term Loan B
6.750%, 08/17/2009	550	544
MISYS PLC, 2nd Lien
12.000%, 12/06/2019	250	258
Mitel Networks (G)
0.000%, 08/16/2015	350	348
NAB Holdings LLC
7.000%, 04/24/2018	250	251

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Navistar International
7.000%, 01/16/2014	$170	$172
Nuveen Investments
5.961%, 05/13/2017	144	143
5.947%, 05/13/2017	106	106
One Call Medical
7.000%, 08/22/2019	840	837
Open Solutions
2.575%, 01/23/2014	140	135
Panolam Industries International
7.250%, 08/23/2017	250	248
Paradigm
6.500%, 07/24/2019	500	499
PLATO, 1st Lien
7.500%, 05/17/2018	100	100
RedPrairie
6.000%, 08/06/2018	80	80
Regent Seven Seas Cruises
6.250%, 02/16/2019	500	502
RGIS Services
5.500%, 10/03/2017	750	750
Rock Ohio Caesars
8.500%, 08/18/2017	95	97
0.000%, 08/18/2017 (G)	130	133
0.000%, 08/18/2017 (F)	35	—
SABRE, Extended Term Loan
5.982%, 12/29/2017	499	495
Select Medical, Term B Loan
5.500%, 06/01/2018	320	320
Serta Simmons, Bridge Loan (F)
0.000%, 12/07/2012	700	—
Smile Brands Group, Term B Loan
7.000%, 12/21/2017	141	141
Sophos Public
6.500%, 05/10/2019	10	10
Travelport, Extended Term Loan (G)
0.000%, 08/23/2015	40	38
Wolverine, Bridge Loan (F)
0.000%, 02/01/2013	500	—

Total Loan Participations (Cost $14,376) ($ Thousands)		14,611

ASSET-BACKED SECURITIES — 12.8%

Mortgage Related Security — 2.5%
Accredited Mortgage Loan Trust, Ser 2006-2, Cl A3
0.367%, 09/25/2036 (B)	1,176	1,071
Argent Securities, Ser 2005-W3, Cl A2D
0.557%, 11/25/2035 (B) (C)	489	426
Asset-Backed Securities Home Equity, Ser 2004-HE8, Cl M1
1.267%, 12/25/2034 (B)	750	596

		2,093

174	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Face Amount ($ Thousands)/ Shares/Contracts	Market Value ($ Thousands)

Other Asset-Backed Securities — 10.3%
Aerco, Ser 2000-2A, Cl A3
0.681%, 07/15/2025 (A) (B) (C)	$2,151	$1,570
Airplanes Pass-Through Trust, Ser 2001-1A
0.771%, 03/15/2019 (B)	1,655	795
Babcock & Brown Air Funding I Ltd., Ser 2007-1A, Cl G1
0.542%, 11/14/2033 (A) (B)	915	755
Castle Trust, Ser 2003-1AW, Cl A1
0.971%, 05/15/2027 (A) (B)	30	28
Citi Holdings Liquidating Unrated Performing Assets, Ser 2012-BIZ
0.825%, 12/15/2049 (A) (D)	924	684
Nomura Resecuritization Trust, Ser 2012-1R, Cl A
0.656%, 08/27/2047 (A) (B)	2,232	1,953
Willis Engine Securitization Trust, Ser 2012-A, Cl A
5.500%, 09/15/2037 (A) (C) (D)	2,000	2,005
Zais Investment Grade, Ser 2004-6A, Cl A2A
1.726%, 07/27/2018 (A) (B)	1,000	915

		8,705

Total Asset-Backed Securities (Cost $10,960) ($ Thousands)		10,798

PREFERRED STOCK — 1.3%

Financials — 1.3%
Reinsurance Group of America*	40,000	1,055

Total Preferred Stock (Cost $1,000) ($ Thousands)		1,055

REGISTERED INVESTMENT COMPANIES — 1.2%
iShares MSCI Germany Index Fund (E)	31,379	709
iShares MSCI Spain (E)	10,668	295

Total Registered Investment Companies (Cost $862) ($ Thousands)		1,004

PURCHASED OPTIONS* — 0.2%
iShares MSCI Spain Index Fund, Call, Expires 01/19/2013 Strike Price $26	491	130
ProShares UltraShort 20+ Year Treasury, Call, Expires 01/19/2013 Strike Price $18	904	34
ProShares UltraShort 20+ Year Treasury, Call, Expires 03/16/2013 Strike Price $16	106	13
ProShares UltraShort 20+ Year Treasury, Call, Expires 01/19/2013 Strike Price $21	658	7

Description	Contracts	Market Value ($ Thousands)

ProShares UltraShort 20+ Year Treasury, Call, Expires 01/19/2013 Strike Price $20	668	$11

Total Purchased Options (Cost $373) ($ Thousands)		195

Total Investments — 113.5% (Cost $93,666) ($ Thousands)		$95,865

WRITTEN OPTIONS* — (0.7)%
iShares MSCI Germany Index Fund, Call, Expires 10/20/2012, Strike Price $22.00	(314)	(29)
iShares MSCI Spain Index Fund, Call, Expires 10/20/2012, Strike Price $29.00	(146)	(5)
iShares MSCI Spain Index Fund, Call, Expires 01/19/2013, Strike Price $29.00	(70)	(10)
iShares MSCI Spain Index Fund, Call, Expires 01/19/2013, Strike Price $30.00	(75)	(7)
iShares MSCI Spain Index Fund, Call, Expires 10/20/2012, Strike Price $28.00	(180)	(15)
ProShares UltraShort 20+ Year Treasury, Call, Expires 01/19/2013, Strike Price $20.00	(668)	(203)
ProShares UltraShort 20+ Year Treasury, Call, Expires 01/19/2013, Strike Price $19.00	(658)	(247)
ProShares UltraShort 20+ Year Treasury, Put, Expires 03/16/2013, Strike Price $15.00	(106)	(11)
ProShares UltraShort 20+ Year Treasury, Put, Expires 01/19/2013, Strike Price $15.00	(904)	(76)

Total Written Options (Premiums Received $(460) ($ Thousands)		(603)

Percentages are based on a Net Assets of $84,499 ($ Thousands)

‡	Real Estate Investment Trust

*	Non-income producing security.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effects as of September 30, 2012. The date reported on the Schedule of Investments is the next reset date.

(C)	Security, or a portion thereof, has been pledged as collateral on open reverse repurchase agreements.

(D)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of September 30, 2012 was $15,994 ($ Thousands) and represented 18.9% of Net Assets.

(E)	Security, or a portion thereof, has been pledged as collateral on open written options contracts.

(F)	Unfunded bank loan. Interest rate not available.

(G)	Unsettled bank loan. Interest rate not available.

CDO — Collateralized Debt Obligation

Cl — Class

SEI Institutional Managed Trust / Annual Report / September 30, 2012	175

SCHEDULE OF INVESTMENTS

Multi-Asset Income Fund (Concluded)

September 30, 2012

CLO — Collateralized Loan Obligation

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

PIK — Payment-in-Kind

PLC — Public Limited Company

Ser — Series

SPV — Special Purpose Vehicle

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the inputs used as of September 30, 2012, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$42,145	$—	$42,145
Collateralized Debt Obligations	—	11,624	14,433	26,057
Loan Participations	—	14,611	—	14,611
Asset-Backed Securities	—	8,109	2,689	10,798
Preferred Stock	—	1,055	—	1,055
Registered Investment Companies	1,004	—	—	1,004
Purchased Options	195	—	—	195

Total Investments in Securities	$1,199	$77,544	$17,122	$95,865

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Reverse Repurchase
Agreements*	(22,143)	$—	$—	(22,143)
Written Options	(603)	—	—	(603)

Total Other Financial Instruments	(22,746)	$—	$—	(22,746)

*	Please see Note 2 for more information on the reverse repurchase agreements.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Investments in Collateralized Debt Obligations
Beginning balance as of April 9, 2012	$—
Accrued discounts/premiums	63
Realized gain/(loss)	651
Change in unrealized appreciation/(depreciation)	185
Purchases	13,731
Sales	(197)
Net transfer in and/or out of Level 3	—

Ending balance as of September 30, 2012	$14,433

Investments in Asset-Backed Securities
Beginning balance as of April 9, 2012	$—
Accrued discounts/premiums	1
Realized gain/(loss)	20
Change in unrealized appreciation/(depreciation)	9
Purchases	2,735
Sales	(76)
Net transfer in and/or out of Level 3	—

Ending balance as of September 30, 2012	$2,689

(1)	Please see Note 2 for details on the unobservable inputs and the interrelationships and sensitivity between these inputs for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

During the period ended September 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended September 30, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

176	SEI Institutional Managed Trust / Annual Report / September 30, 2012

CONSOLIDATED SCHEDULE OF INVESTMENTS

Multi-Asset Inflation Managed Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK — 15.8%

Australia — 0.9%
Arrium	505,230	$286
BHP Billiton	108,750	3,737
Rio Tinto	16,970	942
Stockland†	25,081	87

		5,052

Brazil — 1.6%
Petroleo Brasileiro ADR	136,220	3,125
Petroleo Brasileiro, Cl A ADR	66,020	1,457
Vale, Cl B ADR	223,530	3,880

		8,462

Canada — 3.5%
Agrium	20,610	2,137
Allied Properties REIT †	9,950	323
Artis Real Estate Investment	1,802	30
Cameco	41,350	805
Canadian REIT †	314	13
Cominar REIT †	7,050	173
Dundee †	14,830	568
Goldcorp	76,830	3,525
Kinross Gold	205,900	2,105
Morguard REIT †	8,370	152
New Gold*	116,050	1,421
North American Palladium*	330,760	628
Primaris Retail REIT †	5,150	128
RioCan REIT, Cl Trust Unit †	7,880	222
Suncor Energy	104,770	3,443
Teck Resources, Cl B	62,730	1,850
Yamana Gold	77,200	1,473

		18,996

Cayman Islands — 0.0%
KWG Property Holding	332,500	184

China — 0.5%
China Petroleum & Chemical, Cl H	2,666,000	2,489

France — 0.3%
Total	28,630	1,422

Description	Shares	Market Value ($ Thousands)

Germany — 0.4%
BASF	18,220	$1,539
K+S	11,370	560

		2,099

Hong Kong — 0.0%
Evergrande Real Estate Group	464,000	184

Italy — 0.5%
Eni	135,260	2,962

Japan — 0.2%
JFE Holdings	92,600	1,226

Netherlands — 1.4%
Koninklijke DSM	30,066	1,501
Royal Dutch Shell, Cl A	184,392	6,381

		7,882

Norway — 0.2%
Statoil	33,660	870

Russia — 0.6%
Gazprom OAO ADR	330,830	3,318

Singapore — 0.1%
Mapletree Commercial Trust †	170,000	162
UOL Group	36,000	168

		330

South Africa — 0.4%
Exxaro Resources	101,270	1,975

Sweden — 0.2%
Lundin Petroleum*	38,530	941

Switzerland — 0.3%
Transocean	34,000	1,526

Thailand — 0.4%
Banpu	82,950	1,056
PTT	108,200	1,157

		2,213

United Kingdom — 4.3%
Anglo American	116,190	3,409
BG Group	152,610	3,080
BHP Billiton	38,600	1,200
BP	967,200	6,817
Ensco, Cl A	17,530	956
InterContinental Hotels Group	5,950	156
Mondi	106,260	1,081
Rio Tinto	94,210	4,389

SEI Institutional Managed Trust / Annual Report / September 30, 2012	177

CONSOLIDATED SCHEDULE OF INVESTMENTS

Multi-Asset Inflation Managed Fund (Continued)

September 30, 2012

Description	Shares	Market Value ($ Thousands)

Royal Dutch Shell, Cl B	56,870	$2,019

		23,107

Total Foreign Common Stock (Cost $86,870) ($ Thousands)		85,238

COMMON STOCK — 13.2%

Consumer Staples — 0.2%
Bunge	13,070	876

Energy — 6.6%
Anadarko Petroleum	30,510	2,133
Cabot Oil & Gas	12,660	569
Chevron	44,410	5,177
Devon Energy	19,130	1,157
EOG Resources	15,870	1,778
Exxon Mobil	148,510	13,581
Halliburton	36,960	1,245
Hess	24,050	1,292
Marathon Oil	43,130	1,275
Noble Energy	9,850	913
Occidental Petroleum	36,660	3,155
Schlumberger	25,200	1,823
Seadrill	47,240	1,853

		35,951

Financials — 5.5%
American Realty Capital Trust †	37,680	442
Associated Estates Realty †	24,310	369
AvalonBay Communities †	4,220	574
Boston Properties †	7,020	776
Brandywine Realty Trust †	9,900	121
BRE Properties, Cl A †	5,280	248
Camden Property Trust †	3,120	201
CBL & Associates Properties †	9,310	199
Chesapeake Lodging Trust †	18,180	361
Corporate Office Properties Trust †	11,390	273
CubeSmart †	11,680	150
DDR †	18,630	286
DiamondRock Hospitality †	28,820	278
Digital Realty Trust †	3,340	233
Douglas Emmett †	20,110	464
Duke Realty †	37,100	545
EastGroup Properties †	4,310	229
Education Realty Trust †	21,880	238
Entertainment Properties Trust †	6,600	293
Equity Residential †	14,010	806
Essex Property Trust †	2,340	347
Extra Space Storage †	15,650	520
Federal Realty Investment Trust †	1,190	125
FelCor Lodging Trust* †	64,635	306
Forest City Enterprises, Cl A*	9,207	146
General Growth Properties †	46,850	913

Description	Shares	Market Value ($ Thousands)

Glimcher Realty Trust †	23,130	$244
HCP †	20,630	918
Health Care †	13,710	792
Home Properties †	3,190	195
Host Hotels & Resorts †	18,600	299
Inland Real Estate †	21,000	173
Kilroy Realty †	4,570	205
Kimco Realty †	19,080	387
LaSalle Hotel Properties †	17,720	473
Lexington Realty Trust †	39,080	378
Liberty Property Trust †	7,330	266
LTC Properties †	7,110	226
Macerich †	2,970	170
Mack-Cali Realty †	11,720	312
Medical Properties Trust †	9,800	102
Mid-America Apartment Communities †	7,670	501
National Retail Properties †	10,670	325
Omega Healthcare Investors †	7,620	173
Parkway Properties †	15,142	202
Pebblebrook Hotel Trust †	24,070	563
Pennsylvania †	10,090	160
Piedmont Office Realty Trust, Cl A †	140	2
Post Properties †	3,900	187
ProLogis †	25,800	904
PS Business Parks †	1,300	87
Public Storage †	6,150	856
Realty Income †	8,400	343
Regency Centers †	12,040	587
Retail Opportunity Investments †	28,020	361
RLJ Lodging Trust †	23,670	448
Select Income REIT †	12,770	314
Senior Housing Properties Trust †	11,700	255
Simon Property Group †	20,260	3,076
SL Green Realty †	5,600	448
Sovran Self Storage †	7,480	433
Spirit Realty Capital*	28,373	440
STAG Industrial †	12,160	198
Strategic Hotels & Resorts* †	87,160	524
Sunstone Hotel Investors* †	23,740	261
Tanger Factory Outlet Centers †	10,440	338
Taubman Centers †	1,650	127
UDR †	4,740	118
Ventas †	19,260	1,199
Vornado Realty Trust †	8,270	670
Weingarten Realty Investors †	19,080	536
Weyerhaeuser †	12,280	321

		29,540

Materials — 0.9%
Commercial Metals	91,460	1,207
Freeport-McMoRan Copper & Gold, Cl B	16,770	664
Monsanto	27,630	2,515

178	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

United States Steel	31,620	$603

		4,989

Total Common Stock (Cost $67,651) ($ Thousands)		71,356

CORPORATE OBLIGATIONS — 7.3%

Consumer Discretionary — 1.0%
CBS	$585	611
3.375%, 03/01/2022
Comcast	185	238
6.450%, 03/15/2037
DIRECTV Holdings	470	484
3.800%, 03/15/2022 (A)
Dollar General	94	98
4.125%, 07/15/2017
Macy’s Retail Holdings	460	496
3.875%, 01/15/2022
Marriott International	380	390
3.000%, 03/01/2019
NBCUniversal Media	210	238
4.375%, 04/01/2021
News America
6.150%, 02/15/2041	165	205
4.500%, 02/15/2021	260	293
Omnicom Group
3.625%, 05/01/2022	167	176
Reed Elsevier Capital
8.625%, 01/15/2019	475	610
Time Warner
4.000%, 01/15/2022	355	392
Time Warner Cable
4.000%, 09/01/2021	360	397
WPP Finance 2010
4.750%, 11/21/2021 (A)	460	504
Wynn Las Vegas
5.375%, 03/15/2022 (A)	285	289

		5,421

Consumer Staples — 0.2%
Altria Group
4.750%, 05/05/2021	210	240
Delhaize Group
6.500%, 06/15/2017	320	357
Kroger
3.400%, 04/15/2022	443	461
Tyson Foods
4.500%, 06/15/2022	280	293

		1,351

Energy — 1.5%
DCP Midstream
4.750%, 09/30/2021 (A)	220	233

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Encana
3.900%, 11/15/2021	$470	$496
Energy Transfer Partners
6.125%, 02/15/2017	200	230
5.200%, 02/01/2022	210	233
Enterprise Products Operating
5.200%, 09/01/2020	165	194
Equities
4.875%, 11/15/2021	290	305
Gazprom OAO Via Gaz Capital MTN
6.212%, 11/22/2016	340	378
KazMunayGas National
7.000%, 05/05/2020 (A)	325	399
Kinder Morgan Energy Partners
3.950%, 09/01/2022	475	510
Korea National Oil
3.125%, 04/03/2017 (A)	465	489
Marathon Petroleum
5.125%, 03/01/2021	391	451
Nabors Industries
4.625%, 09/15/2021	360	387
Noble Energy
4.150%, 12/15/2021	475	513
Petrobras International Finance
5.375%, 01/27/2021	345	389
Petronas Capital
5.250%, 08/12/2019 (A)	330	391
Phillips 66
4.300%, 04/01/2022 (A)	460	504
Southwestern Energy
4.100%, 03/15/2022 (A)	95	101
Spectra Energy Capital
6.200%, 04/15/2018	315	381
Transocean
2.500%, 10/15/2017	288	290
Weatherford International
4.500%, 04/15/2022	460	481
Williams Partners
4.000%, 11/15/2021	585	629

		7,984

Financials — 2.0%
American International Group
6.400%, 12/15/2020	325	396
4.875%, 06/01/2022	230	259
American Tower
4.700%, 03/15/2022†	365	400
Barclays Bank MTN
6.625%, 03/30/2022	390	526
Capital One Financial
4.750%, 07/15/2021	350	397
Citigroup
4.500%, 01/14/2022	665	730

SEI Institutional Managed Trust / Annual Report / September 30, 2012	179

CONSOLIDATED SCHEDULE OF INVESTMENTS

Multi-Asset Inflation Managed Fund (Continued)

September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

DnB Bank
3.200%, 04/03/2017 (A)	$465	$486
Fifth Third Bancorp
3.500%, 03/15/2022	190	203
Ford Motor Credit
5.000%, 05/15/2018	455	497
Goldman Sachs Group
5.750%, 01/24/2022	165	190
3.625%, 02/07/2016	225	238
Hartford Financial Services Group
5.125%, 04/15/2022	375	421
HCP †
5.375%, 02/01/2021	205	234
2.700%, 02/01/2014	220	225
Health Care REIT †
5.250%, 01/15/2022	445	501
Healthcare Realty Trust †
5.750%, 01/15/2021	285	314
Host Hotels & Resorts †
5.250%, 03/15/2022 (A)	190	205
HSBC Holdings PLC
4.000%, 03/30/2022	455	488
ING Bank
2.000%, 09/25/2015 (A)	665	666
IPIC GMTN
3.750%, 03/01/2017 (A)	460	484
JPMorgan Chase
5.400%, 01/06/2042	175	204
4.500%, 01/24/2022	360	399
Lincoln National
4.200%, 03/15/2022	185	194
MetLife
5.700%, 06/15/2035	80	98
Metropolitan Life Global Funding I
3.875%, 04/11/2022 (A)	275	300
Morgan Stanley
5.500%, 07/28/2021	585	640
Nationwide Financial Services
5.375%, 03/25/2021 (A)	470	497
SLM MTN
7.250%, 01/25/2022	450	504
Vesey Street Investment Trust I
4.404%, 09/01/2016 (B)	198	212

		10,908

Health Care — 0.1%
Laboratory Corp of America Holdings
3.750%, 08/23/2022	76	80
2.200%, 08/23/2017	152	155
Watson Pharmaceuticals
3.250%, 10/01/2022	239	242

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WellPoint
3.300%, 01/15/2023	$230	$233

		710

Industrials — 0.3%
ADT
3.500%, 07/15/2022 (A)	129	134
BE Aerospace
5.250%, 04/01/2022	280	291
CSX
4.750%, 05/30/2042	470	511
Embraer
5.150%, 06/15/2022	149	160
Republic Services
5.250%, 11/15/2021	320	379

		1,475

Information Technology — 0.3%
Hewlett-Packard
4.650%, 12/09/2021	175	183
Intel
4.800%, 10/01/2041	265	310
Oracle
3.875%, 07/15/2020	215	246
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	535	552
Xerox
2.950%, 03/15/2017	370	382

		1,673

Materials — 0.6%
Alcoa
5.400%, 04/15/2021	265	278
AngloGold Ashanti Holdings
5.375%, 04/15/2020	265	278
ArcelorMittal
5.500%, 03/01/2021	190	181
Ball
5.000%, 03/15/2022	280	293
CRH America
5.750%, 01/15/2021	240	266
Dow Chemical
5.250%, 11/15/2041	215	244
4.250%, 11/15/2020	210	231
Eastman Chemical
3.600%, 08/15/2022	155	163
2.400%, 06/01/2017	75	79
International Paper
7.950%, 06/15/2018	295	380
Teck Resources
4.750%, 01/15/2022	175	187
2.500%, 02/01/2018	92	93
Vale
5.625%, 09/11/2042	645	656

		3,329

180	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Telecommunication Services — 0.7%
AT&T
5.550%, 08/15/2041	$245	$305
3.000%, 02/15/2022	275	291
British Telecommunications
5.950%, 01/15/2018	355	425
2.000%, 06/22/2015	200	206
Deutsche Telekom International Finance BV
4.875%, 03/06/2042 (A)	500	538
Telecom Italia Capital
7.175%, 06/18/2019	260	287
Telefonica Emisiones SAU
5.462%, 02/16/2021	200	196
Verizon Communications
7.350%, 04/01/2039	350	524
Virgin Media Finance
5.250%, 02/15/2022	200	210
Vodafone Group
6.150%, 02/27/2037	385	518

		3,500

Utilities — 0.6%
CMS Energy
5.050%, 03/15/2022	185	204
Constellation Energy Group
5.150%, 12/01/2020	70	82
FirstEnergy Solutions
6.800%, 08/15/2039	165	182
6.050%, 08/15/2021	350	393
Midamerican Energy Holdings
6.125%, 04/01/2036	390	499
Nisource Finance
6.125%, 03/01/2022	240	295
ONEOK
4.250%, 02/01/2022	460	499
Pacific Gas & Electric
4.500%, 12/15/2041	185	204
Perusahaan Listrik Negara
5.500%, 11/22/2021 (A)	440	492
Talent Yield Investments
4.500%, 04/25/2022 (A)	495	535

		3,385

Total Corporate Obligations (Cost $37,894) ($ Thousands)		39,736

ASSET-BACKED SECURITIES — 3.1%

Automotive — 1.0%
AmeriCredit Automobile Receivables Trust, Ser 2012-3, Cl A3
0.960%, 01/09/2017	665	669

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AmeriCredit Automobile Receivables Trust, Ser 2012-4, Cl A2
0.490%, 04/08/2016	$960	$960
Avis Budget Rental Car Funding AESOP, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (A)	435	439
Bank of America Auto Trust, Ser 2012-1, Cl A4
1.030%, 12/15/2016	580	587
Exeter Automobile Receivables Trust, Ser 2012-2A, Cl A
1.300%, 06/15/2017 (A)	630	630
Hyundai Auto Receivables Trust, Ser 2012-B, Cl C
1.950%, 10/15/2018	170	173
Navistar Financial Owner Trust, Ser 2012-A, Cl A2
0.850%, 03/18/2015 (A)	670	672
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl A2
1.060%, 04/15/2015	770	772
Santander Drive Auto Receivables Trust, Ser 2012-4, Cl A2
0.790%, 08/17/2015	419	420

		5,322

Credit Cards — 1.0%
American Express Credit Account Master Trust, Ser 2012-2, Cl A
0.680%, 03/15/2018	1,320	1,325
Discover Card Master Trust, Ser 2012-A4, Cl A4
0.619%, 11/15/2019 (C)	540	544
GE Capital Credit Card Master Note Trust, Ser 2012-1, Cl A
1.030%, 01/15/2018	1,000	1,010
GE Capital Credit Card Master Note Trust, Ser 2012-6, Cl A
1.360%, 08/17/2020	1,250	1,261
Penarth Master Issuer, Ser 2010- 2A, Cl A2
0.987%, 12/18/2014 (A) (C)	1,000	1,001
World Financial Network Credit Card Master Trust, Ser 2012-B, Cl A
1.760%, 10/15/2012	380	384

		5,525

Other Asset-Backed Securities — 1.1%
Ally Master Owner Trust, Ser 2010-3, Cl A
2.880%, 04/15/2015 (A)	605	610

SEI Institutional Managed Trust / Annual Report / September 30, 2012	181

CONSOLIDATED SCHEDULE OF INVESTMENTS

Multi-Asset Inflation Managed Fund (Continued)

September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BMW Floorplan Master Owner Trust, Ser 2012-1A, Cl A
0.228%, 11/15/2012 (A) (C)	$906	$906
CIT Canada Equipment Receivables Trust, Ser 2012-1A, Cl A1
1.705%, 07/22/2013 (A)	231	235
CIT Equipment Collateral, Ser 2012-VT1, Cl A3
1.100%, 08/22/2016 (A)	270	271
Ford Credit Floorplan Master Owner Trust, Ser 2010-3, Cl A2
1.921%, 10/15/2012 (A) (C)	1,390	1,435
Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A1
0.740%, 09/15/2016	1,485	1,485
GE Dealer Floorplan Master Note Trust, Ser 2012-3, Cl A
0.709%, 10/31/2012 (C)	1,075	1,075

		6,017

Total Asset-Backed Securities (Cost $16,807) ($ Thousands)		16,864

MORTGAGE-BACKED SECURITIES — 3.0%

Agency Mortgage-Backed Obligations — 1.2%
FNMA
6.000%, 05/01/2038 to 05/01/2041	5,872	6,505

Non-Agency Mortgage-Backed Obligations — 1.8%
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-5, Cl A4
5.414%, 09/10/2047	845	960
CW Capital Cobalt, Ser 2007-C3, Cl A4
5.811%, 05/15/2046 (C)	965	1,125
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl A4
5.444%, 03/10/2039	860	982
GS Mortgage Securities II, Ser 2012-GCJ7, Cl A4
3.377%, 05/10/2045	1,060	1,144
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD11, Cl A4
6.003%, 06/15/2049 (C)	960	1,111
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl A4
5.882%, 02/15/2051 (C)	930	1,094

Description	Face Amount ($ Thousands)/ Contracts	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LDPX, Cl A3
5.420%, 01/15/2049	$925	$1,064
LB-UBS Commercial Mortgage Trust, Ser C2, Cl A3
5.430%, 02/15/2040	885	1,013
Merrill Lynch, Ser 2007-9, Cl A4
5.700%, 09/12/2049	1,220	1,385

		9,878

Total Mortgage-Backed Securities (Cost $15,932) ($ Thousands)		16,383

PURCHASED OPTIONS — 0.1%
iShares Silver Trust, Call, Expires 12/22/2012, Strike Price: $38.00	323	17
S&P 500 ETF Trust, Put, Expires 03/16/2013, Strike Price $1,375.00	75	331
SPDR Gold Shares, Call, Expires 12/22/2012, Stike Price: $180.00	231	60

Total Purchased Options (Cost $776) ($ Thousands)		408

SOVEREIGN DEBT — 0.1%
Qatar Government International Bond 4.500%, 01/20/2022 (A)	355	401

Total Sovereign Debt (Cost $372) ($ Thousands)		401

U.S. TREASURY OBLIGATIONS — 65.5%
U.S. Treasury Bills (D)
0.103%, 10/04/2012	1,590	1,590
0.085%, 11/15/2012	47,145	47,141
U.S. Treasury Inflation Protected Security
2.625%, 07/15/2017	21,589	26,087
2.500%, 07/15/2016	35,911	41,693
2.375%, 01/15/2017	13,536	15,876
2.000%, 01/15/2014	13,416	14,007
2.000%, 07/15/2014	44,661	47,634
2.000%, 01/15/2016	8,167	9,154
1.875%, 07/15/2015 (E)	79,511	87,456
1.625%, 01/15/2015	28,826	30,896
1.375%, 07/15/2018	14,332	16,800
1.250%, 04/15/2014	5,494	5,712
0.500%, 07/15/2014	5,513	5,792

182	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Description	Face Amount ($ Thousands)/ Contracts	Market Value ($ Thousands)

0.125%, 04/15/2016	$3,757	$3,982

Total U.S. Treasury Obligations (Cost $351,893) ($ Thousands)		353,820

Total Investments — 108.1% (Cost $578,195) ($ Thousands)		$584,206

WRITTEN OPTIONS — 0.0%
iShares Silver Trust, Call, Expires: 12/22/2012, Strike Price: $42.00	(323)	(7)
iShares Silver Trust, Put, Expires: 10/20/2012, Strike Price: $22.00	(323)	—
S&P 500 ETF Trust, Put, Expires: 03/16/2013, Strike Price $1,200.00	(75)	(122)
SPDR Gold Shares, Call, Expires: 12/22/2012, Stike Price: $155.00	(231)	(17)
SPDR Gold Shares, Call, Expires: 12/22/2012, Stike Price: $190.00	(231)	(25)

Total Written Options (Premiums Received $(403) ($ Thousands)		$(171)

A list of the open futures contracts held by the Fund at September 30, 2012, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Brent Crude Penultimate	(3)	Nov-2012	$4
Cattle Feeder	(27)	Jan-2013	38
Gasoline	18	Nov-2012	(31)
Gold	(24)	Dec-2012	(438)
Heating Oil	(14)	Nov-2012	48
Lean Hogs	51	Dec-2012	(7)
LME Aluminum	(24)	Dec-2012	(37)
LME Copper	(7)	Dec-2012	(25)
NYMEX Cocoa	135	Dec-2012	(30)
NYMEX Coffee	(7)	Dec-2012	34
Platinum	79	Jan-2013	503
Silver	(7)	Dec-2012	(204)
Soybean	13	Mar-2013	(87)
Soybean Meal	20	Dec-2012	254
Soybean Oil	(56)	Dec-2012	4
Sugar No. 11	(95)	Mar-2013	(36)
U.S. 10-Year Treasury Note	(95)	Dec-2012	(96)
U.S. 2-Year Treasury Note	(56)	Jan-2013	(5)
U.S. 5-Year Treasury Note	(87)	Jan-2013	(45)
U.S. Long Treasury Bond	(21)	Dec-2012	(3)
Wheat	27	Dec-2012	184

			$25

For the period ended September 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at September 30, 2012, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
10/2/2012	USD	6,730	BRL	13,642	$(6)
10/2/2012-5/3/2021	BRL	30,051	USD	14,693	(86)
10/15/2012	AUD	11,084	USD	11,452	(57)
10/15/2012	CHF	1,318	USD	1,394	(9)
10/15/2012	CNY	18,077	USD	2,850	(23)
10/15/2012	GBP	14,808	USD	23,665	(244)
10/15/2012	JPY	683,527	USD	8,774	(14)
10/15/2012	NOK	15,455	USD	2,680	(19)
10/15/2012	RUB	94,058	USD	2,956	(51)
10/15/2012	SEK	5,896	USD	889	(10)
10/15/2012	SGD	498	USD	403	(3)
10/15/2012	THB	72,493	USD	2,328	(26)
10/15/2012	USD	1,796	AUD	1,723	(7)
10/15/2012	USD	4,727	CAD	4,619	(34)
10/15/2012	USD	13,209	CNY	83,749	98
10/15/2012	USD	2,693	EUR	2,088	(7)
10/15/2012	USD	85	SGD	104	(1)
10/15/2012	ZAR	17,815	USD	2,167	12
10/15/2012-10/24/2012	EUR	20,178	USD	25,650	(310)
10/15/2012-11/9/2012	CAD	28,708	USD	29,369	198

					$(599)

A list of the counterparties for the open forward foreign currency contracts held by the fund at September 30, 2012, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)	Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	10/15/2012	$(2,693)	$2,686	$(7)
Barclays PLC	10/15/2012	(33,323)	32,983	(340)
Brown Brothers Harriman	10/15/2012	(29,751)	29,655	(96)
Citibank	10/15/2012-11/09/2012	(22,188)	22,342	154
Credit Suisse First Boston	10/15/2012-11/05/2012	(14,287)	14,282	(5)
Deutsche	10/15/2012	(1,186)	1,194	8
Goldman Sachs	10/15/2012	(7,035)	7,004	(31)
HSBC	10/15/2012	(26,989)	26,710	(279)
JPMorgan Chase Bank	10/15/2012	(10,771)	10,818	47
Standard Bank	10/15/2012	(406)	403	(3)
UBS	10/15/2012-10/24/2012	(6,051)	6,030	(21)
Westpac	10/15/2012	(4,473)	4,447	(26)

				$(599)

For the year ended September 30, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the year.

SEI Institutional Managed Trust / Annual Report / September 30, 2012	183

CONSOLIDATED SCHEDULE OF INVESTMENTS

Multi-Asset Inflation Managed Fund (Concluded)

September 30, 2012

A list of open swap agreements held by the Fund at September 30, 2012, are as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	CDX-IG. 19 Index	SELL	1.00	12/20/2017	(3,760)	$(8)
Deutsche Bank	BACORP	SELL	1.00	09/20/2017	(450)	13
Deutsche Bank	Anadarko Petroleum Corp.	SELL	1.00	09/20/2017	(500)	1

						$6

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
JPMorgan Chase Bank	2.83%	3-Month US LIBOR	04/14/2042	2,790	$(174)

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
JPMorgan Chase Bank	DJ-UBS COMMODITY Index 2-MONTH FORWARD	0.16%	Index Return	12/17/12	(3,091)	$(4)
JPMorgan Chase Bank	DJ-UBS COMMODITY Index 2-MONTH FORWARD	0.17%	Index Return	12/17/12	(102,444)	48
UBS Warburg	S&P 500 TOTAL RETURN Index	Index Return	1-Month USD LIBOR Plus 10 Bps	05/20/13	2,878	39
JPMorgan Chase Bank	S&P 500 TOTAL RETURN Index	Index Return	1-Month USD LIBOR Plus 10 Bps	07/18/13	1,654	22
Bank of America	S&P 500 TOTAL RETURN Index	Index Return	1-Month USD LIBOR Plus 10 Bps	08/19/13	3,101	43
Bank of America	S&P 500 TOTAL RETURN Index	Index Return	1-Month USD LIBOR Plus 10 Bps	09/16/13	1,557	21
UBS Warburg	S&P 500 TOTAL RETURN Index	Index Return	1-Month USD LIBOR Plus 11 Bps	08/20/13	12,532	171
UBS Warburg	S&P 500 TOTAL RETURN Index	Index Return	1-Month USD LIBOR Plus 11 Bps	09/19/13	2,750	37
JPMorgan Chase Bank	S&P 500 TOTAL RETURN Index	Index Return	1-Month USD LIBOR Plus 11 Bps	09/16/13	4,931	67
UBS Warburg	S&P 500 TOTAL RETURN Index	Index Return	1-Month USD LIBOR Plus 12 Bps	07/18/13	1,333	18
UBS Warburg	S&P 500 TOTAL RETURN Index	Index Return	1-Month USD LIBOR Plus 12 Bps	05/20/13	637	9
Bank of America	S&P 500 TOTAL RETURN Index	Index Return	1-Month USD LIBOR Plus 13 Bps	05/15/13	647	9
JPMorgan Chase Bank	S&P 500 TOTAL RETURN Index	Index Return	1-Month USD LIBOR Plus 13 Bps	05/20/13	1,860	25
UBS Warburg	S&P 500 TOTAL RETURN Index	Index Return	1-Month USD LIBOR Plus 13 Bps	05/20/13	851	12
UBS Warburg	S&P 500 TOTAL RETURN Index	Index Return	1-Month USD LIBOR Plus 13 Bps	06/20/13	723	10
UBS Warburg	S&P 500 TOTAL RETURN Index	Index Return	1-Month USD LIBOR Plus 13 Bps	07/18/13	1,072	14
JPMorgan Chase Bank	S&P 500 TOTAL RETURN Index	Index Return	1-Month USD LIBOR Plus 14 Bps	06/20/13	1,964	27
UBS Warburg	S&P 500 TOTAL RETURN Index	Index Return	1-Month USD LIBOR Plus 16 Bps	05/20/13	2,186	29
UBS Warburg	S&P 500 TOTAL RETURN Index	Index Return	1-Month USD LIBOR Plus 17 Bps	04/18/13	61,719	841

						$1,438

For the year ended September 30, 2012, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the year.

184	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Percentages are based on Net Assets of $540,255 ($ Thousands).

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on September 30, 2012. The coupon on a step bond changes on a specified date.

(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of September 30, 2012.

(D)	The rate reported is the effective yield at the time of purchase.

(E)	Security, or a portion thereof, has been pledged as collateral on open reverse repurchase agreements.

†	Real Estate Investment Trust.

*	Non-income producing security.

ADR — American Depositary Receipt

AUD — Australian Dollar

Bps — Basis Points

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CNY — Chinese Yuan

DJ — Dow Jones

ETF — Exchange Traded Fund

EUR — Euro

FNMA — Fannie Mae

GBP — British Pound

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LME — London Metal Exchange

MTN — Medium Term Note

NOK — Norwegian Krone

NYMEX — New York Mercantile Exchange

PLC — Public Limited Company

REIT — Real Estate Investment Trust

RUB — Russian Ruble

S&P — Standard & Poor’s

SEK — Sweden Krona

Ser — Series

SGD — Singapore Dollar

SPDR — Standard & Poor’s Depository Receipt

THB — Thailand Baht

USD — United States Dollar

ZAR — South African Rand

Amounts designated as “—” are $0 or rounded to $0.

The following is a summary of the inputs used as of September 30, 2012, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Foreign Common Stock	$80,958	$4,280	$—	$85,238
Common Stock	71,356	—	—	71,356
Corporate Obligations	—	39,736	—	39,736
Asset-Backed Securities	—	16,864	—	16,864
Mortgage-Backed Securities	—	16,383	—	16,383
Purchased Options	408	—	—	408
Sovereign Debt	—	401	—	401
U.S. Treasury Obligations	—	353,820	—	353,820

Total Investments in Securities	$152,722	$431,484	$—	$584,206

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$25	$—	$—	$25
Reverse Repurchase Agreements**	(64,377)	—	—	(64,377)
Forwards Contracts*	—	(599)	—	(599)
Credit Default Swaps*	—	6	—	6
Interest Rate Swaps*	—	(174)	—	(174)
Total Return Swaps*	—	1,438	—	1,438
Written Options	(171)	—	—	(171)

Total Other Financial Instruments	$(64,523)	$671	$—	$(63,852)

*	Futures contracts, forwards and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

**	Please see Note 2 for more information on the reverse repurchase agreements.

During the year ended September 30, 2012, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended September 30, 2012, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Annual Report / September 30, 2012	185

SCHEDULE OF INVESTMENTS

Multi-Asset Capital Stability Fund

September 30, 2012

Description	Face Amount (1) ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 24.2%
U.S. Treasury Inflation Protected Security
3.875%, 04/15/2029 (A)	1,380	$2,290
3.625%, 04/15/2028	1,197	1,900
3.375%, 04/15/2032	355	589
2.625%, 07/15/2017	1,059	1,280
2.500%, 07/15/2016 to 01/15/2029	3,052	3,853
2.375%, 01/15/2017 to 01/15/2027	3,893	5,137
2.125%, 01/15/2019 to 02/15/2041	2,798	3,860
2.000%, 01/15/2014 to 01/15/2026	6,109	6,884
1.875%, 07/15/2015 to 07/15/2019	2,803	3,246
1.750%, 01/15/2028	1,214	1,572
1.625%, 01/15/2015 to 01/15/2018	2,777	3,072
1.375%, 07/15/2018 to 01/15/2020	2,733	3,236
1.250%, 04/15/2014 to 07/15/2020	3,275	3,718
1.125%, 01/15/2021	2,925	3,463
0.750%, 02/15/2042	1,095	1,190
0.500%, 07/15/2021	2,645	3,028
0.500%, 07/15/2014	906	952
0.125%, 04/15/2016 to 07/15/2022	8,848	9,543
U.S. Treasury Note
1.750%, 05/31/2016	24,140	25,311

Total U.S. Treasury Obligations (Cost $82,735) ($ Thousands)		84,124

SOVEREIGN DEBT — 23.0%
Bundesrepublik Deutschland
4.000%, 07/04/2016	EUR9,850	14,459
Canadian Government Bond
2.000%, 06/01/2016	CAD20,625	21,553
Japan Government Five Year Bond
0.500%, 03/20/2016	JPY 1,689,400	21,999
United Kingdom GILT
4.000%, 09/07/2016	GBP 11,885	21,868

Total Sovereign Debt (Cost $78,530) ($ Thousands)		79,879

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 19.1%

Agency Mortgage-Backed Obligations — 19.1%
FHLMC
2.500%, 05/27/2016	8,255	$8,854
FNMA
5.250%, 09/15/2016	7,355	8,704
FNMA TBA
6.000%, 10/01/2037	19,924	21,997
3.500%, 10/01/2040	24,935	26,742

Total Mortgage-Backed Securities (Cost $65,946) ($ Thousands)		66,297

	Notional Amount ($ Thousands)

PURCHASED SWAPTION — 0.0%
Interest Rate Swaption Put, Citi* Expires 12/13/2012	$100,000	246

Total Purchased Swaption (Cost $525) ($ Thousands)		246

Total Investments — 66.3% (Cost $227,736) ($ Thousands)		$230,546

WRITTEN SWAPTIONS — (0.1)%
Interest Rate Swaption Put, Citi* Expires 12/13/2012	(26,500)	(192)
Interest Rate Swaption Put, Citi* Expires 12/13/2012	(125,000)	(94)

Total Written Swaptions (Premiums Received $(525)) ($ Thousands)		(286)

The open futures contracts held by the Fund at September 30, 2012, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Canadian 10-Year Bond	27	Dec-2012	$30
Euro-Bobl	64	Dec-2012	12
Euro-Bund	16	Dec-2012	23
Japanese 10-Year Bond	21	Dec-2012	9
Long Gilt 10-Year Bond	16	Dec-2012	26
MINI MSCI EAFE	234	Dec-2012	(776)
S&P 500 Index EMINI	301	Dec-2012	(237)
S&P TSE 60 Index	13	Dec-2012	(8)
U.S. 10-Year Treasury Note	46	Dec-2012	36
U.S. 5-Year Treasury Note	153	Jan-2013	30

			$(855)

For the period ended September 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

186	SEI Institutional Managed Trust / Annual Report / September 30, 2012

A list of the open forward foreign currency contracts held by the Fund at September 30, 2012, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
10/24/2012	USD	2,224	EUR	1,702	$(35)
10/24/2012	USD	3,290	GBP	2,029	(15)
11/9/2012	CAD	21,273	USD	21,776	169
11/16/2012	JPY	1,708,559	USD	21,939	(36)
12/14/2012	USD	1,820	CAD	1,791	(2)
10/24/2012	GBP	15,506	USD	25,171	137
10/24/2012	EUR	13,045	USD	17,032	247

					$465

A list of the counterparties for the open forward foreign currency contracts held by the fund at September 30, 2012, is as follows:

Counterparty	Settlement Date	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays	10/24/2012	$(25,034)	$25,171	$137
Brown Brothers Harriman	10/24/2012- 12/24/2012	(2,967)	2,938	(29)
Citigroup	11/09/2012- 12/14/2012	(22,683)	22,844	161
Deutsche Bank	10/24/2012	(3,049)	3,036	(13)
HSBC	10/24/2012- 11/16/2012	(39,002)	39,211	209

				$465

For the year ended September 30, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the year.

A summary of open swap agreements held by the Fund at September 30, 2012, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date		Notional Amount (Thousands)(1)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Bank of America	CDX.NA.HY.18-V1 Index	SELL	5.00	06/20/2017		(713)	$41
Bank of America	CDX.NA.HY.18-V1 Index	SELL	5.00	06/20/2017		(257)	11
Bank of America	CDX.NA.HY.18-V1 Index	SELL	5.00	06/20/2017		(842)	23
Bank of America	CDX.NA.HY.18-V1 Index	SELL	5.00	06/20/2017		(703)	19
Bank of America	CDX.NA.HY.18-V1 Index	SELL	5.00	06/20/2017		(832)	23
Bank of America	CDX.NA.IG.18-V1 Index	SELL	1.00	06/20/2017		(490)	3
Bank of America	CDX.NA.IG.18-V1 Index	SELL	1.00	06/20/2017		(740)	5
Bank of America	CDX.NA.IG.18-V1 Index	SELL	1.00	06/20/2017		(890)	5
Bank of America	CDX.NA.IG.18-V1 Index	SELL	1.00	06/20/2017		(960)	6
Bank of America	CDX.NA.IG.18-V1 Index	SELL	1.00	06/20/2017		(990)	5
Bank of America	CDX.NA.IG.18-V1 Index	SELL	1.00	06/20/2017		(710)	4
Bank of America	CDX.NA.HY.S18-V2-5Y.Index	SELL	5.00	06/20/2017		(663)	3
Bank of America	iTRAXX EUROPE 17-V1	SELL	1.00	06/20/2017	EUR	(100)	1
Bank of America	iTRAXX EUROPE Crossover 17-V1	SELL	5.00	06/20/2017	EUR	(140)	12
Citibank	CDX.NA.HY.18-V1 Index	SELL	5.00	06/20/2017		(1,238)	29
Citibank	CDX.NA.IG.18-V1 Index	SELL	1.00	06/20/2017		(900)	5
Citibank	CDX.NA.IG.18-V1 Index	SELL	1.00	06/20/2017		(1,540)	8
Citibank	iTRAXX EUROPE 17-V1	SELL	1.00	06/20/2017	EUR	(110)	1
Citibank	iTRAXX EUROPE 17-V1	SELL	1.00	06/20/2017	EUR	(900)	23
Citibank	iTRAXX EUROPE 17 2495	SELL	1.00	06/20/2017	EUR	(650)	3
Citibank	CDX.NA.IG.18-V1 Index	SELL	1.00	06/20/2017		(930)	6
Citibank	iTRAXX EUROPE 17-V1	SELL	1.00	06/20/2017	EUR	(530)	5
Citibank	iTRAXX EUROPE 17-V1	SELL	1.00	06/20/2017	EUR	(860)	5
Citibank	iTRAXX EUROPE Crossover 17-V1	SELL	5.00	06/20/2017	EUR	(280)	23
Citibank	iTRAXX EUROPE Crossover 17-V1	SELL	5.00	06/20/2017	EUR	(520)	21
Credit Suisse	CDX.NA.HY.18-V1 Index	SELL	5.00	06/20/2017		(723)	39
Credit Suisse	CDX.NA.IG.18-V1 Index	SELL	1.00	06/20/2017		(330)	2
Credit Suisse	CDX.NA.IG.18-V1 Index	SELL	1.00	06/20/2017		(4,760)	74
JPMorgan Chase Bank	CDX.NA.HY.18-V1 Index	SELL	5.00	06/20/2017		(1,109)	57
JPMorgan Chase Bank	CDX.NA.HY.18-V1 Index	SELL	5.00	06/20/2017		(188)	10
JPMorgan Chase Bank	CDX.NA.IG.18-V1 Index	SELL	1.00	06/20/2017		(2,100)	13
JPMorgan Chase Bank	CDX.NA.IG.18-V1 Index	SELL	1.00	06/20/2017		(140)	1
JPMorgan Chase Bank	iTRAXX EUROPE 17-V1	SELL	1.00	06/20/2017	EUR	(480)	2
JPMorgan Chase Bank	iTRAXX EUROPE Crossover 17-V1	SELL	5.00	06/20/2017	EUR	(190)	15
Morgan Stanley	CDX.NA.IG.18-V1 Index	SELL	1.00	06/20/2017		(2,220)	13
Morgan Stanley	CDX.NA.IG.18-V1 Index	SELL	1.00	06/20/2017		(1,750)	9
Morgan Stanley	CDX.NA.IG.S19-V1-5Y.Index	SELL	1.00	12/20/2017		(900)	—

							$525

SEI Institutional Managed Trust / Annual Report / September 30, 2012	187

SCHEDULE OF INVESTMENTS

Multi-Asset Capital Stability Fund (Concluded)

September 30, 2012

Percentages are based on Net Assets of $347,861 ($ Thousands).

(1) In U.S. Dollars unless otherwise indicated.

*	Non-income producing security.

(A) Security, or portion thereof, has been pledged as collateral on open written swaptions.

CAD — Canadian Dollar

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound

JPY — Japanese Yen

S&P — Standard & Poor’s

TBA — To Be Announced

TSE — Tokyo Stock Exchange

USD — U.S. Dollar

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the inputs used as of September 30, 2012, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$84,124	$—	$84,124
Sovereign Debt	—	79,879	—	79,879
Mortgage-Backed Securities	—	66,297	—	66,297
Purchased Swaption	246	—	—	246

Total Investments in Securities	$246	$230,300	$—	$230,546

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Swaptions	$(286)	$—	$—	$(286)
Futures Contracts*	(855)	—	—	(855)
Forwards Contracts*	—	465	—	465
Credit Default Swaps*	—	525	—	525

Total Other Financial Instruments	$(1,141)	$990	$—	$(151)

*	Futures contracts, Forwards and Swaps are valued at the unrealized appreciation on the instrument.

During the period ended September 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

During the period ended September 30, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

188	SEI Institutional Managed Trust / Annual Report / September 30, 2012

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Statements of Assets and Liabilities ($ Thousands)

September 30, 2012

	Large Cap Fund		Large Cap Value Fund		Large Cap Growth Fund
ASSETS:
Investments, at value†	$1,411,874	*	$1,322,343	*	$1,322,443	*
Affiliated investment, at value††	158,897		161,815		154,825
Cash	13		32		15
Receivable for investment securities sold	2,069		3,164		987
Receivable for fund shares sold	1,679		402		418
Dividends and interest receivable	1,341		1,547		934
Prepaid Expenses	27		25		23
Total Assets	1,575,900		1,489,328		1,479,645
LIABILITIES:
Payable upon return on securities loaned	81,864		128,606		112,695
Payable for investment securities purchased	2,179		4,598		—
Payable for fund shares redeemed	2,266		2,983		2,541
Payable for variation margin	158		—		—
Administration fees payable	425		390		395
Investment advisory fees payable	425		351		405
Shareholder servicing fees payable Class A	221		233		186
Shareholder servicing fees payable Class I	—		2		2
Chief Compliance Officer fees payable	2		1		2
Administration servicing fees payable Class I	—		1		1
Accrued expense payable	101		90		95
Total Liabilities	87,641		137,255		116,322
Net Assets	$1,488,259		$1,352,073		$1,363,323
†Cost of investments	1,162,441		1,205,506		1,130,889
††Cost of affiliated investments	158,897		166,978		158,484
* Includes market value of securities on loan	79,439		124,766		109,820
NET ASSETS:
Paid-in Capital — (unlimited authorization — no par value)	$1,179,622		$1,496,018		$1,322,608
Undistributed net investment income/(accumulated net investment loss)	3,705		4,571		1,660
Accumulated net realized gain (loss) on investments, futures and foreign currency	55,554		(260,190)		(148,840)
Net unrealized appreciation on investments and affiliated investments	249,433		111,674		187,895
Net unrealized appreciation (depreciation) on futures contracts	(55)		—		—
Net unrealized depreciation on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—		—		—
Net Assets	$1,488,259		$1,352,073		$1,363,323
Net Asset Value, Offering and Redemption Price Per Share — Class A	$12.15		$18.02		$25.57
	($1,488,259,339 ÷ 122,512,612 shares	)	($1,344,404,523 ÷ 74,621,422 shares	)	($1,354,774,636 ÷ 52,985,416 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class E	N/A		N/A		N/A

Net Asset Value, Offering and Redemption Price Per Share — Class I	N/A		$18.02		$25.28
			($7,668,445 ÷ 425,542 shares	)	($8,548,782 ÷ 338,161 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	N/A		N/A		N/A

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not Applicable. Share class currently not offered.

The accompanying notes are an integral part of the financial statements.

190	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Tax-Managed Large Cap Fund		S&P 500 Index Fund		Small Cap Fund		Small Cap Value Fund		Small Cap Growth Fund		Tax-Managed Small/Mid Cap Fund	Mid-Cap Fund

$1,846,949	*	$2,810,324	*	$241,410	*	$401,055	*	$299,881	*	$323,965 *	$83,137	*
179,408		355,955		62,876		79,344		81,527		27,331	14,033
8		10		14		64		1		17	2
3		561		7,215		1,977		1,694		2,292	142
1,473		192,425		272		319		90		245	160
1,802		3,300		182		484		89		362	114
29		34		4		7		5		5	1
2,029,672		3,362,609		311,973		483,250		383,287		354,217	97,589

141,877		285,177		49,589		69,063		75,022		13,960	10,756
—		176,614		7,562		3,541		3,603		3,204	226
2,403		16,519		450		719		711		345	313
7		391		68		33		28		41	8
541		378		73		119		88		97	25
542		66		120		213		152		147	28
262		17		—		54		37		59	18
—		1		41		1		—		—	—
2		3		—		—		—		—	—
—		2		—		1		—		—	—
118		195		19		32		24		25	8
145,752		479,363		57,922		73,776		79,665		17,878	11,382
$1,883,920		$2,883,246		$254,051		$409,474		$303,622		$336,339	$86,207
1,394,557		1,831,740		218,393		392,704		286,724		284,674	79,090
183,721		359,771		62,876		83,164		84,564		27,569	14,367
137,450		277,352		47,740		66,465		72,387		13,561	10,469

$1,800,612		$1,914,003		$222,788		$457,026		$467,670		$308,121	$100,777
4,900		11,914		235		508		(213)		237	117
(369,672)		(16,199)		8,091		(52,552)		(173,913)		(10,967)	(18,357)
448,079		974,768		23,017		4,531		10,120		39,053	3,713
1		(1,240)		(80)		(39)		(42)		(104)	(43)
—		—		—		—		—		(1)	—
$1,883,920		$2,883,246		$254,051		$409,474		$303,622		$336,339	$86,207
$13.88		$39.60		$10.62		$18.23		$18.57		$13.26	$19.30
($1,882,833,816 ÷ 135,668,375 shares	)	($294,234,254 ÷ 7,430,619 shares	)	($254,051,363 ÷ 23,928,296 shares	)	($405,106,090 ÷ 22,221,673 shares	)	($300,971,856 ÷ 16,203,585 shares	)	($336,339,037 ÷ 25,365,615 shares )	($85,118,473 ÷ 4,410,314 shares	)
N/A		$39.79		N/A		N/A		N/A		N/A	N/A
		($2,580,512,003 ÷ 64,850,986 shares	)
N/A		$39.73		N/A		$18.10		$18.04		N/A	$19.30
		($8,499,522 ÷ 213,939 shares	)			($4,368,300 ÷ 241,300 shares	)	($2,650,522 ÷ 146,903 shares	)		($1,088,192 ÷ 56,384 shares	)
$14.26		N/A		N/A		N/A		N/A		N/A	N/A
($1,086,158 ÷ 76,183 shares	)

SEI Institutional Managed Trust / Annual Report / September 30, 2012	191

Statements of Assets and Liabilities ($ Thousands)

September 30, 2012

	U.S. Managed Volatility Fund		Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund
ASSETS:
Investments, at value†	$612,348		$834,110		$423,368
Affiliated investment, at value††	22,070		50,319		18,132
Repurchase agreement†	—		—		—
Cash	48		1		33
Foreign currency, at value†††	677		19		101
Cash collateral on futures contracts	—		—		—
Cash collateral on swaps contracts	—		—		—
Receivable for investment securities sold	33		—		32
Receivable for fund shares sold	1,030		40,434		492
Dividends and interest receivable	1,162		4,107		720
Receivable for variation margin	—		12		—
Swap contracts, at value††††	—		—		—
Unrealized gain on forward foreign currency contracts	—		2,535		—
Prepaid Expenses	10		12		6
Total Assets	637,378		931,549		442,884
LIABILITIES:
Payable upon return on securities loaned	—		—		—
Payable for securities sold short#	—		—		—
Payable for investment securities purchased	—		—		—
Payable for fund shares redeemed	747		1,556		368
Payable for variation margin	84		422		72
Administration fees payable	180		251		125
Investment advisory fees payable	190		316		129
Shareholder servicing fees payable Class A	129		179		89
Shareholder servicing fees payable Class I	—		—		—
Chief Compliance Officer fees payable	1		1		—
Administration servicing fees payable Class I	—		—		—
Income distribution payable	—		—		—
Swap contracts, at value††††	—		—		—
Options written, at value#	—		—		—
Unrealized loss on forward foreign currency contracts	—		292		—
Accrued expense payable	40		71		27
Total Liabilities	1,371		3,088		810
Net Assets	$636,007		$928,461		$442,074
†Cost of investments and repurchase agreements	524,345		747,731		352,809
††Cost of affiliated investments	22,070		50,319		18,132
†††Cost of foreign currency	671		20		101
††††Premiums received/(paid)	—		—		—
# Proceeds from securities sold short	—		—		—
* Includes market value of securities on loan	—		—		—
NET ASSETS:
Paid-in-Capital — (unlimited authorization — no par value)	$545,187		$858,561		$358,835
Undistributed (distributions in excess of) net investment income	3,007		711		1,939
Accumulated net realized gain (loss) on investments, securities sold short, written option contracts, futures, swap contracts and foreign currency	(133)		(19,091)		10,793
Net unrealized appreciation (depreciation) on investments, securities sold short, affiliated investments and written option contracts	88,003		86,379		70,559
Net unrealized depreciation on futures contracts	(62)		(331)		(52)
Net unrealized depreciation on swap contracts	—		—		—
Net unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	5		2,232		—
Net Assets	$636,007		$928,461		$442,074
Net Asset Value, Offering and Redemption Price Per Share — Class A	$13.96		$9.80		$11.28
	($635,298,368 ÷ 45,521,621 shares	)	($928,141,504 ÷ 94,737,509 shares	)	($442,074,299 ÷ 39,187,153 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class I	$13.93		$9.66		N/A
	($708,555 ÷ 50,873 shares	)	($319,878 ÷ 33,111 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

N/A - Not Applicable. Share class currently not offered.

The accompanying notes are an integral part of the financial statements.

192	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Real Estate Fund		Enhanced Income Fund	Core Fixed Income Fund	U.S. Fixed Income Fund	High Yield Bond Fund		Real Return Fund		Multi-Strategy Alternative Fund

$181,802	*	$162,674	$2,193,095 *	$894,987 *	$1,725,173	*	$279,454		$307,428
52,395		3,471	146,009	69,563	102,827		2,050		36,132
—		1,300	—	—	—		—		—
199		724	130	94	2,905		1,328		22,361
—		—	739	—	—		—		—
—		100	—	307	—		—		—
—		—	100	—	—		—		—
127		4,742	181,999	76,931	17,403		—		3,121
16		6,752	2,180	1,527	2,034		430		377
340		486	12,129	4,393	31,462		869		127
—		—	63	23	—		—		—
—		—	694	147	—		—		—
—		—	22	—	—		—		—
5		2	36	16	28		6		43
234,884		180,251	2,537,196	1,047,988	1,881,832		284,137		369,589

42,152		—	11,553	20,948	6		—		—
—		—	—	—	—		—		15,941
359		18,897	330,835	127,099	89,952		—		18,211
89		160	3,491	572	21,970		364		336
—		2	114	8	—		—		—
56		23	459	204	507		53		90
94		48	501	189	635		52		75
30		—	40	39	49		—		—
—		—	3	—	3		—		—
—		—	2	1	2		—		—
—		—	3	—	3		—		—
—		—	501	228	1,671		—		—
—		—	356	45	333		—		—
—		—	77	17	—		—		—
—		—	1,178	50	—		—		—
14		15	345	138	183		22		22
42,794		19,145	349,458	149,538	115,314		491		34,675
$192,090		$161,106	$2,187,738	$898,450	$1,766,518		$283,646		$334,914
125,081		167,141	2,086,945	848,645	1,666,564		272,814		310,330
53,871		3,471	149,276	69,563	102,827		2,050		36,132
—		—	726	—	—		—		—
—		—	(3,089)	(296)	(1,088)		—		—
—		—	364	34	—		—		15,850
41,040		—	11,204	20,347	6		—		—

$186,369		$287,646	$2,136,647	$834,800	$1,848,477		$273,010		$345,506
2,258		773	(3,474)	166	848		(6)		174
(51,782)		(124,122)	(44,297)	17,574	(139,995)		4,002		(7,773)
55,245		(3,167)	103,170	46,359	58,609		6,640		(2,993)
—		(24)	(424)	(205)	—		—		—
—		—	(2,751)	(194)	(1,421)		—		—
—		—	(1,133)	(50)	—		—		—
$192,090		$161,106	$2,187,738	$898,450	$1,766,518		$283,646		$334,914
$14.97		$7.57	$11.64	$10.84	$7.59		$10.67		$9.62
($191,484,613 ÷ 12,789,067 shares	)	($161,037,589 ÷ 21,262,275 shares )	($2,172,794,493 ÷ 186,727,705 shares )	($898,450,195 ÷ 82,912,129 shares )	($1,752,357,166 ÷ 230,877,726 shares	)	($283,646,216 ÷ 26,586,803 shares	)	($334,913,861 ÷ 34,829,048 shares )
$14.93		$7.56	$11.63	N/A	$7.40		N/A		N/A
($605,700 ÷ 40,564 shares	)	($68,678 ÷ 9,080 shares )	($14,943,927 ÷ 1,284,999 shares )		($14,160,868 ÷ 1,913,522 shares	)

SEI Institutional Managed Trust / Annual Report / September 30, 2012	193

Consolidated Statements of Assets and Liabilities/Statements of Assets and Liabilities ($ Thousands)

September 30, 2012

Multi-Asset Accumulation Fund (1)
ASSETS:
Investments, at value†	$503,846
Affiliated investment, at value††	177,054
Cash	233,739
Foreign currency, at value†††	1,804
Cash collateral on futures contracts	39,587
Cash collateral on options contracts	—
Receivable for investment securities sold	—
Receivable for fund shares sold	1,603
Dividends and interest receivable	1,630
Receivable for variation margin	3,056
Swap contracts, at value††††	1,757
Unrealized gain on forward foreign currency contracts	4,744
Due from broker	787
Prepaid Expenses	7
Total Assets	969,614
LIABILITIES:
Payable for investment securities purchased	1,734
Payable for fund shares redeemed	847
Payable for variation margin	2,772
Administration fees payable	271
Investment advisory fees payable	472
Shareholder servicing fees payable Class A	131
Chief Compliance Officer fees payable	1
Income distribution payable	—
Swap contracts, at value††††	60
Options written, at value#	—
Swaptions, written, at value‡	—
Reverse repurchase agreements	—
Unrealized loss on forward foreign currency contracts	3,544
Unrealized loss on foreign spot currency contracts	—
Accrued expense payable	55
Total Liabilities	9,887
Net Assets	$959,727
† Cost of investments	493,412
†† Cost of affiliated investment	177,054
††† Cost of foreign currency/(overdraft of foreign currency)	1,804
†††† Premiums received/(paid)	(42)
# Premiums received	—
‡ Premiums received	—
NET ASSETS:
Paid-in Capital — (unlimited authorization — no par value)	$916,062
Undistributed (distributions in excess of) net investment income	(2,465)
Accumulated net realized gain on investments, securities sold short, written option contracts, futures, swap contracts, written swaptions and foreign currency	34,199
Net unrealized appreciation on investments, securities sold short, affiliated investments, written swaptions and written option contracts	10,434
Net unrealized appreciation (depreciation) on futures contracts	(1,375)
Net unrealized appreciation on swap contracts	1,655
Net unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	1,217
Net Assets	$959,727
Net Asset Value, Offering and Redemption Price Per Share — Class A	$10.51
($959,727,077 ÷ 91,351,103 shares )
(1)	Commenced operations on April 9, 2012

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

194	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Multi-Asset Income Fund (1)	Multi-Asset Inflation Managed Fund (1)	Multi-Asset Capital Stability Fund (1)

$ 95,865	$ 584,206	$ 230,546
—	—	—
12,320	21,870	163,718
—	636	97
—	2,101	2,915
384	—	—
903	2,527	4,467
368	1,098	794
931	1,807	738
—	322	25
—	1,444	153
—	308	553
—	—	—
1	5	2
110,772	616,324	404,008

3,259	9,594	54,606
114	383	429
—	26	478
22	152	61
39	190	111
—	19	—
—	1	—
55	—	—
—	209	69
603	171	—
—	—	286
22,143	64,377	—
—	907	88
—	1	—
38	39	19
26,273	76,069	56,147
$ 84,499	$ 540,255	$ 347,861
93,666	578,195	227,736
—	—	—
—	637	97
—	35	441
460	403	—
—	—	525

$ 81,959	$ 532,699	$ 343,696
40	(4,415)	(1,774)

444	5,033	2,751

2,056	6,243	3,049
—	25	(855)
—	1,270	525

—	(600)	469
$ 84,499	$ 540,255	$ 347,861
$10.35	$10.10	$10.14
($84,499,020 ÷ 8,164,243 shares)	($540,254,764 ÷ 53,509,945 shares )	($347,861,112 ÷ 34,318,778 shares )

SEI Institutional Managed Trust / Annual Report / September 30, 2012	195

Statements of Operations ($ Thousands)

For the year ended September 30, 2012

	Large Cap Fund	Large Cap Value Fund	Large Cap Growth Fund
Investment Income:
Dividends	$28,093	$32,042	$14,705
Dividends from affiliated investments†*	41	21	21
Interest Income	3	117	2
Securities Lending Income — Net	617	148	685
Less: Foreign Taxes Witheld	(168)	(54)	(292)
Total Investment Income	28,586	32,274	15,121
Expenses:
Investment Advisory Fees	6,267	4,714	5,575
Administration Fees	5,624	4,714	4,878
Shareholder Servicing Fees Class (A)	4,017	3,347	3,464
Shareholder Servicing Fees Class (I)	—	20	20
Shareholder Servicing Fees Class (Y)	—	—	—
Administration Servicing Fees Class (I)	—	20	20
Trustee Fees	30	25	26
Chief Compliance Officer Fees	5	5	5
Printing Fees	136	113	116
Professional Fees	90	81	82
Custodian/Wire Agent Fees	108	86	90
Registration Fees	58	53	52
Licensing Fees	—	—	—
Other Expenses	51	37	43
Total Expenses	16,386	13,215	14,371
Less:
Waiver of Investment Advisory Fees	(703)	(536)	(593)
Waiver of Shareholder Servicing Fees Class (A)	(1,290)	(617)	(1,243)
Waiver of Shareholder Servicing Fees Class (I)	—	(6)	(10)
Waiver of Shareholder Servicing Fees Class (Y)	—	—	—
Waiver of Administration Fees	—	—	—
Fees Paid Indirectly*	(60)	(26)	(77)
Net Expenses	14,333	12,030	12,448
Net Investment Income (Loss)	14,253	20,244	2,673
Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	101,383	71,871	175,723
Futures Contracts	(3,904)	5,028	9,272
Foreign Currency Transactions	(4)	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	321,595	243,774	170,179
Affiliated Investments	—	(397)	29
Futures Contracts	1,067	616	1,020
Net Increase in Net Assets from Operations	$434,390	$341,136	$358,896

† Income is from the investment of collateral in an affiliated security.

* See Note 6 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

196	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Tax-Managed Large Cap Fund	S&P 500 Index Fund	Small Cap Fund	Small Cap Value Fund	Small Cap Growth Fund	Tax-Managed Small/Mid Cap Fund	Mid-Cap Fund

$32,198	$42,666	$2,578	$7,135	$2,034	$4,050	$1,270
19	30	8	9	6	8	2
2	1	9	1	1	—	2
528	261	498	368	1,077	171	42
(169)	—	(6)	(30)	(2)	(3)	(1)
32,578	42,958	3,087	7,483	3,116	4,226	1,315

7,021	593	1,644	2,729	2,069	2,030	340
6,144	4,347	885	1,469	1,114	1,093	297
4,386	722	632	1,039	788	781	210
—	21	—	11	7	—	3
2	—	—	—	—	—	—
—	21	—	11	7	—	3
32	35	5	8	6	6	2
6	7	1	1	1	1	—
151	181	22	35	27	27	7
109	139	15	25	19	19	6
112	131	16	27	20	19	4
59	57	8	16	12	11	3
—	190	—	—	—	—	—
48	49	15	18	14	22	6
18,070	6,493	3,243	5,389	4,084	4,009	881

(859)	—	(132)	(104)	(125)	(383)	(2)
(1,552)	(202)	(208)	(448)	(389)	(124)	(4)
—	(9)	—	(6)	(3)	—	—
(1)	—	—	—	—	—	—
(2)	(741)	—	—	—	—	—
(3)	(13)	(16)	(27)	(21)	(29)	(4)
15,653	5,528	2,887	4,804	3,546	3,473	871
16,925	37,430	200	2,679	(430)	753	444

(8,040)	14,957	9,867	34,677	21,215	12,901	(251)
2,904	13,238	1,560	1,462	1,516	1,835	831
(24)	—	(1)	—	—	(4)	—

426,685	404,543	49,095	65,633	59,277	56,385	19,270
(321)	(979)	—	(15)	(87)	57	(11)
828	1,587	133	484	205	191	(10)
$438,957	$470,776	$60,854	$104,920	$81,696	$72,118	$20,273

SEI Institutional Managed Trust / Annual Report / September 30, 2012	197

Statements of Operations ($ Thousands)

For the year ended September 30, 2012

	U.S. Managed Volatility Fund	Global Managed Volatility Fund	Tax-Managed Managed Volatility Fund
Investment Income:
Dividends	$16,224	$24,485	$9,917
Dividends from affiliated investment†*	14	—	10
Interest Income	1	3	—
Securities Lending Income — Net	—	—	—
Less: Foreign Taxes Witheld	(105)	(1,630)	(63)
Total Investment Income	16,134	22,858	9,864
Expenses:
Investment Advisory Fees	3,860	4,502	2,368
Administration Fees	2,078	2,424	1,275
Shareholder Servicing Fees Class (A)	1,483	1,731	911
Shareholder Servicing Fees Class (I)	2	—	—
Administration Servicing Fees Class (I)	2	—	—
Trustee Fees	11	12	7
Chief Compliance Officer Fees	2	3	1
Printing Fees	53	65	33
Professional Fees	38	48	24
Custodian/Wire Agent Fees	37	108	23
Registration Fees	18	18	11
Overdraft Fees	—	2	—
Dividend Expense	—	—	—
Interest expense	—	—	—
Other Expenses	16	52	11
Total Expenses	7,600	8,965	4,664
Less:
Waiver of Investment Advisory Fees	(1,650)	(1,262)	(1,014)
Waiver of Shareholder Servicing Fees Class (A)	—	—	—
Waiver of Shareholder Servicing Fees Class (I)	—	—	—
Waiver of Administration Fees	—	—	—
Net Expenses	5,950	7,703	3,650
Net Investment Income	10,184	15,155	6,214
Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	45,056	16,241	9,521
Secuitires Sold Short	—	—	—
Futures Contracts	3,387	9,900	2,391
Written Options	—	—	—
Swap Contracts	—	—	—
Foreign Currency Transactions	(45)	(9,022)	(19)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	59,537	66,059	49,547
Secuitires Sold Short	—	—	—
Affiliated Investments	—	—	—
Futures Contracts	135	(15)	108
Written Options	—	—	—
Swap Contracts	—	—	—
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	42	(2,695)	18
Net Increase in Net Assets from Operations	$118,296	$95,623	$67,780

†	Income is from the investment of collateral in an affiliated security.
*	See Note 6 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

198	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Real Estate Fund	Enhanced Income Fund	Core Fixed Income Fund	U.S. Fixed Income Fund	High Yield Bond Fund	Real Return Fund	Multi-Strategy Alternative Fund

$3,109	$2	$76	$—	$419	$—	$4,133
5	—	86	29	59	3	13
—	4,677	77,295	27,975	135,991	3,258	—
46	—	80	67	—	20	—
(38)	—	(15)	(7)	(14)	—	(2)
3,122	4,679	77,522	28,064	136,455	3,281	4,144

1,199	622	5,921	2,568	8,199	776	4,680
646	545	6,029	2,615	5,886	1,235	1,092
460	389	5,345	2,335	4,180	882	780
1	—	38	—	25	—	—
1	—	38	—	25	—	—
3	3	40	18	30	7	6
1	1	7	3	6	1	1
17	13	178	78	149	29	27
12	9	124	52	103	18	19
12	10	145	64	107	25	20
5	6	77	34	54	13	10
—	—	—	—	—	—	—
—	—	—	—	—	—	62
—	—	—	—	3	1	—
5	33	448	353	165	12	8
2,362	1,631	18,390	8,120	18,932	2,999	6,705

(112)	(28)	(397)	(122)	(946)	—	(3,882)
(141)	(389)	(3,462)	(1,816)	(2,945)	(851)	(705)
(1)	—	(30)	—	(18)	—	—
—	(276)	—	—	—	(553)	(95)
2,108	938	14,501	6,182	15,023	1,595	2,023
1,014	3,741	63,021	21,882	121,432	1,686	2,121

7,484	(38)	40,787	36,099	21,747	7,586	1,624
—	—	—	—	—	—	(1,938)
—	(132)	(588)	(1,172)	—	27	—
—	—	1,278	12	—	—	—
—	—	(1,998)	(732)	(615)	—	—
—	—	2,704	(2)	—	—	(3)

35,280	4,523	76,893	3,051	132,470	481	5,628
—	—	—	—	—	—	(91)
(110)	—	253	—	—	—	—
—	3	(2,651)	45	—	—	—
—	—	404	—	—	—	—
—	—	425	200	(2,142)	—	—
—	—	(1,996)	(50)	—	—	—
$43,668	$8,097	$178,532	$59,333	$272,892	$9,780	$7,341

SEI Institutional Managed Trust / Annual Report / September 30, 2012	199

Consolidated Statements of Operations/Statements of Operations ($ Thousands)

For the period ended September 30, 2012

Multi-Asset Accumulation Fund (1)
Investment Income:
Dividends	$250
Dividend from affiliated investment*	71
Interest Income	2,537
Less: Foreign Taxes Withheld	(22)
Total Investment Income	2,836
Expenses:
Investment Advisory Fees	2,983
Administration Fees	1,392
Shareholder Servicing Fees Class (A)	994
Trustee Fees	6
Chief Compliance Officer Fees	2
Printing Fees	45
Professional Fees	80
Custodian/Wire Agent Fees	9
Registration Fees	1
Interest expense	—
Other Expenses	3
Total Expenses	5,515
Less:
Waiver of Investment Advisory Fees	(584)
Waiver of Shareholder Servicing Fees Class (A)	(272)
Waiver of Administration Fees	—
Net Expenses	4,659
Net Investment Income (Loss)	(1,823)
Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	588
Futures Contracts	20,420
Written Options	—
Swap Contracts	14,169
Foreign Currency Transactions	1,591
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	10,434
Futures Contracts	(1,375)
Written Options	—
Written Swaptions	—
Swap Contracts	1,655
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	1,217
Net Increase in Net Assets from Operations	$46,876

(1)	Commenced operations on April 9, 2012.
*	See Note 6 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

200	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Multi-Asset Income Fund (1)	Multi-Asset Inflation Managed Fund (1)	Multi-Asset Capital Stability Fund (1)

$—	$2,137	$—
—	—	—
1,758	1,057	469
—	(102)	(7)
1,758	3,092	462

182	1,219	568
106	776	497
76	554	355
—	4	1
—	1	1
3	25	16
5	48	20
1	3	3
—	—	—
40	59	—
1	4	1
414	2,693	1,462

(7)	(305)	(2)
(74)	(338)	(355)
(61)	—	(224)
272	2,050	881
1,486	1,042	(419)

287	712	596
—	(1,448)	2,279
(13)	238	—
—	799	88
—	(124)	(1,561)

2,199	6,011	2,810
—	25	(855)
(143)	232	—
—	—	239
—	1,270	525
—	(600)	469
$3,816	$8,157	$4,171

SEI Institutional Managed Trust / Annual Report / September 30, 2012	201

Statements of Changes in Net Assets ($ Thousands)

For the years ended September 30,

	Large Cap Fund		Large Cap Value Fund		Large Cap Growth Fund
	2012	2011	2012	2011	2012	2011
Operations:
Net Investment Income (Loss)	$14,253	$11,329	$20,244	$20,951	$2,673	$4,382
Net Realized Gain (Loss) from Investments and Futures Contracts	97,479	96,325	76,899	194,386	184,995	321,970
Net Realized Gain (Loss) on Foreign Currency Transactions	(4)	(46)	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation) of Investments, Affiliated Investments and Futures Contracts	322,662	(156,199)	243,993	(223,367)	171,228	(276,763)
Net Change in Unrealized Depreciation on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	—	—	—	—	—	—
Net Increase (Decrease) in Net Assets from Operations	434,390	(48,591)	341,136	(8,030)	358,896	49,589
Dividends and Distributions From:
Net Investment Income:
Class A	(13,802)	(11,257)	(20,439)	(21,590)	(1,505)	(6,569)
Class E	—	—	—	—	—	—
Class I	—	—	(100)	(124)	—	(18)
Class Y	—	—	—	—	—	—
Net Capital Gains:
Class A	(111,905)	(51,267)	—	—	—	—
Total Dividends and Distributions	(125,707)	(62,524)	(20,539)	(21,714)	(1,505)	(6,587)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	704,194	882,457	182,466	245,648	168,146	247,545
Reinvestment of Dividends and Distributions	114,481	59,713	19,265	20,560	1,416	6,245
Cost of Shares Redeemed	(1,161,041)	(705,012)	(373,280)	(543,203)	(448,713)	(620,143)
Increase (Decrease) in Net Assets Derived from Class A Transactions	(342,366)	237,158	(171,549)	(276,995)	(279,151)	(366,353)
Class E:
Proceeds from Shares Issued	—	—	—	—	—	—
Reinvestment of Dividends and Distributions	—	—	—	—	—	—
Cost of Shares Redeemed	—	—	—	—	—	—
Increase (Decrease) in Net Assets Derived from Class E Transactions	—	—	—	—	—	—
Class I:
Proceeds from Shares Issued	—	—	1,577	2,046	2,090	3,100
Reinvestment of Dividends and Distributions	—	—	84	107	—	15
Cost of Shares Redeemed	—	—	(2,981)	(5,509)	(2,240)	(4,614)
Decrease in Net Assets Derived from Class I Transactions	—	—	(1,320)	(3,356)	(150)	(1,499)
Class Y:
Proceeds from Shares Issued	—	—	—	—	—	—
Reinvestment of Dividends and Distributions	—	—	—	—	—	—
Cost of Shares Redeemed	—	—	—	—	—	—
Decrease in Net Assets Derived from Class Y Transactions	—	—	—	—	—	—
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(342,366)	237,158	(172,869)	(280,351)	(279,301)	(367,852)
Net Increase (Decrease) in Net Assets	(33,683)	126,043	147,728	(310,095)	78,090	(324,850)
Net Assets:
Beginning of Year	1,521,942	1,395,899	1,204,345	1,514,440	1,285,233	1,610,083
End of Year	$1,488,259	$1,521,942	$1,352,073	$1,204,345	$1,363,323	$1,285,233
Undistributed (Distributions in Excess of) Net Investment Income/(Accumulated Net Investment Loss) Included in Net Assets at Year End	$3,705	$3,100	$4,571	$4,808	$1,660	$315
(1)	See Note 7 in Notes to Financial Statements.
(2)	Includes realized gain of $40,461 ($ Thousands) due to an affiliated transaction (See Note 6).
(3)	Includes redemptions as a result of an affiliated transaction (See Note 6).
(4)	Includes subscriptions as a result of an in-kind transfer of securities (See Note 12).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

202	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Tax-Managed Large Cap Fund		S&P 500 Index Fund			Small Cap Fund		Small Cap Value Fund		Small Cap Growth Fund
2012	2011	2012	2011		2012	2011	2012	2011	2012	2011

$16,925	$13,458	$37,430	$29,883		$200	$(235)	$2,679	$2,179	$(430)	$(1,737)
(5,136)	187,580	28,195	52,406	(2)	11,427	34,915	36,139	103,156	22,731	120,603
(24)	(18)	—	—		(1)	(4)	—	1	—	—
427,192	(216,095)	405,151	(7,046)		49,228	(48,588)	66,102	(120,364)	59,395	(111,218)
—	—	—	—		—	(1)	—	(2)	—	—
438,957	(15,075)	470,776	75,243		60,854	(13,913)	104,920	(15,030)	81,696	7,648

(15,517)	(13,808)	(27,545)	(10,156)		(294)	(298)	(3,816)	(3,293)	—	—
—	—	(4,552)	(19,947)		—	—	—	—	—	—
—	—	(113)	(122)		—	—	(29)	(30)	—	—
(10)	(17)	—	—		—	—	—	—	—	—

—	—	—	—		(33,642)	(20,459)	—	—	—	—
(15,527)	(13,825)	(32,210)	(30,225)		(33,936)	(20,757)	(3,845)	(3,323)	—	—

334,928	401,064	1,543,849 (4)	966,434		140,655	180,209	55,183	95,848	44,093	79,496
14,056	12,604	26,787	9,817		30,099	19,893	3,532	3,104	—	—
(385,106)	(423,565)	(556,755)	(1,120,943	)(3)	(147,530)	(185,501)	(130,832)	(239,326)	(96,286)	(195,805)
(36,122)	(9,897)	1,013,881	(144,692)		23,224	14,601	(72,117)	(140,374)	(52,193)	(116,309)

—	—	115,870	442,098		—	—	—	—	—	—
—	—	4,261	19,086		—	—	—	—	—	—
—	—	(146,918)	(282,508)		—	—	—	—	—	—
—	—	(26,787)	178,676		—	—	—	—	—	—

—	—	2,136	1,842		—	—	1,449	1,818	902	1,913
—	—	76	81		—	—	26	28	—	—
—	—	(2,898)	(3,200)		—	—	(2,089)	(4,860)	(1,884)	(2,764)
—	—	(686)	(1,277)		—	—	(614)	(3,014)	(982)	(851)

1	218	—	—		—	—	—	—	—	—
9	16	—	—		—	—	—	—	—	—
(94)	(2,518)	—	—		—	—	—	—	—	—
(84)	(2,284)	—	—		—	—	—	—	—	—
(36,206)	(12,181)	986,408	32,707		23,224	14,601	(72,731)	(143,388)	(53,175)	(117,160)
387,224	(41,081)	1,424,974	77,725		50,142	(20,069)	28,344	(161,741)	28,521	(109,512)

1,496,696	1,537,777	1,458,272	1,380,547		203,909	223,978	381,130	542,871	275,101	384,613
$1,883,920	$1,496,696	$2,883,246	$1,458,272		$254,051	$203,909	$409,474	$381,130	$303,622	$275,101
$4,900	$3,368	$11,914	$6,509		$235	$(48)	$508	$1,275	$(213)	$(122)

SEI Institutional Managed Trust / Annual Report / September 30, 2012	203

Statements of Changes in Net Assets ($ Thousands)

For the years ended September 30,

	Tax-Managed Small/Mid Cap Fund
	2012	2011
Operations:
Net Investment Income	$753	$557
Net Realized Gain from Investments and Futures Contracts	14,736	56,211
Net Realized Gain (Loss) on Foreign Currency Transactions	(4)	(80)
Net Change in Unrealized Appreciation (Depreciation) of Investments, Affiliated Investments and Futures Contracts	56,633	(65,146)
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	—	36
Net Increase (Decrease) in Net Assets from Operations	72,118	(8,422)
Dividends and Distributions From:
Net Investment Income:
Class A	(1,060)	(741)
Class I	—	—
Total Dividends and Distributions	(1,060)	(741)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	80,865	92,360
Reinvestment of Dividends and Distributions	945	663
Cost of Shares Redeemed	(71,826)	(128,906)
Increase (Decrease) in Net Assets Derived from Class A Transactions	9,984	(35,883)
Class I:
Proceeds from Shares Issued	—	—
Reinvestment of Dividends and Distributions	—	—
Cost of Shares Redeemed	—	—
Increase (Decrease) in Net Assets Derived from Class I Transactions	—	—
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	9,984	(35,883)
Net Increase (Decrease) in Net Assets	81,042	(45,046)
Net Assets:
Beginning of Year	255,297	300,343
End of Year	$336,339	$255,297
Undistributed Net Investment Income Included in Net Assets at Year End	$237	$387

(1)	See Note 7 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

204	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Mid-Cap Fund		U.S. Managed Volatility Fund		Global Managed Volatility Fund
2012	2011	2012	2011	2012	2011

$444	$480	$10,184	$6,278	$15,155	$9,235
580	20,416	48,443	53,151	26,141	16,413
—	—	(45)	11	(9,022)	(10,369)
19,249	(22,003)	59,672	(28,123)	66,044	(10,165)
—	—	42	(37)	(2,695)	6,375
20,273	(1,107)	118,296	31,280	95,623	11,489

(464)	(669)	(8,978)	(5,925)	—	—
(4)	(2)	(10)	(1)	—	—
(468)	(671)	(8,988)	(5,926)	—	—

40,346	84,175	364,739	307,919	512,151	383,451
317	542	7,888	5,322	—	—
(49,263)	(133,397)	(298,985)	(301,778)	(202,261)	(202,820)
(8,600)	(48,680)	73,642	11,463	309,890	180,631

548	593	2,347	99	423	108
4	2	10	1	—	—
(690)	(189)	(1,841)	(82)	(142)	(151)
(138)	406	516	18	281	(43)
(8,738)	(48,274)	74,158	11,481	310,171	180,588
11,067	(50,052)	183,466	36,835	405,794	192,077

75,140	125,192	452,541	415,706	522,667	330,590
$86,207	$75,140	$636,007	$452,541	$928,461	$522,667
$117	$110	$3,007	$1,683	$711	$(5,910)

SEI Institutional Managed Trust / Annual Report / September 30, 2012	205

Statements of Changes in Net Assets ($ Thousands)

For the years ended September 30,

	Tax-Managed Managed Volatility Fund		Real Estate Fund		Enhanced Income Fund
	2012	2011	2012	2011	2012	2011
Operations:
Net Investment Income	$6,214	$3,791	$1,014	$570	$3,741	$4,105
Net Realized Gain (Loss) from Investments, Securities Sold Short Affiliated Investments, Futures Contracts, Written Options and Swap Contracts	11,912	25,194	7,484	51,224	(170)	412
Net Realized Gain (Loss) on Foreign Currency Transactions	(19)	6	—	2	—	—
Net Change in Unrealized Appreciation (Depreciation) of Investments, Securities Sold Short, Affiliated Investments, Futures Contracts, Written Options and Swap Contracts	49,655	(13,156)	35,170	(42,990)	4,526	(3,658)
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	18	(18)	—	(3)	—	—
Net Increase (Decrease) in Net Assets from Operations	67,780	15,817	43,668	8,803	8,097	859
Dividends and Distributions From:
Net Investment Income:
Class A	(5,344)	(3,483)	(1,530)	(2,950)	(3,713)	(3,390)
Class I	—	—	(3)	(8)	(1)	—
Net Capital Gains:
Class A	(11,698)	—	—	—	—	—
Class I	—	—	—	—	—	—
Total Dividends and Distributions	(17,042)	(3,483)	(1,533)	(2,958)	(3,714)	(3,390)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	170,479	123,851	96,716	62,150	76,570	135,626
Reinvestment of Dividends and Distributions	14,346	2,931	1,455	2,812	3,353	3,119
Cost of Shares Redeemed	(72,897)	(96,110)	(91,256)	(149,135)	(82,204)	(114,501)
Increase (Decrease) in Net Assets Derived from Class A Transactions	111,928	30,672	6,915	(84,173)	(2,281)	24,244
Class I:
Proceeds from Shares Issued	—	—	358	482	50	3
Reinvestment of Dividends and Distributions	—	—	3	8	1	—
Cost of Shares Redeemed	—	—	(304)	(351)	(2)	—
Increase (Decrease) in Net Assets Derived from Class I Transactions	—	—	57	139	49	3
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	111,928	30,672	6,972	(84,034)	(2,232)	24,247
Net Increase (Decrease) in Net Assets	162,666	43,006	49,107	(78,189)	2,151	21,716
Net Assets:
Beginning of Year	279,408	236,402	142,983	221,172	158,955	137,239
End of Year	$442,074	$279,408	$192,090	$142,983	$161,106	$158,955
Undistributed (Distributions in Excess of) Net Investment Income/(Accumulated Net Investment Loss) Included in Net Assets at Year End	$1,939	$1,046	$2,258	$1,133	$773	$984

(1)	See Note 7 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

206	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Core Fixed Income Fund		U.S. Fixed Income Fund		High Yield Bond Fund		Real Return Fund		Multi-Strategy Alternative Fund
2012	2011	2012	2011	2012	2011	2012	2011	2012	2011

$63,021	$71,239	$21,882	$25,165	$121,432	$116,041	$1,686	$9,690	$2,121	$4,464
39,479	(4,659)	34,207	18,547	21,132	55,966	7,613	1,460	(314)	(2,697)
2,704	(2,243)	(2)	(587)	—	1,668	—	—	(3)	—
75,324	48,409	3,296	5,353	130,328	(122,201)	481	1,771	5,537	(10,037)
(1,996)	1,685	(50)	—	—	—	—	—	—	—
178,532	114,431	59,333	48,478	272,892	51,474	9,780	12,921	7,341	(8,270)

(67,158)	(73,839)	(23,830)	(26,670)	(115,755)	(113,644)	(4,468)	(8,787)	(5,784)	(3,346)
(444)	(501)	—	—	(652)	(273)	—	—	—	—

(16,527)	—	(26,190)	(27,315)	(7,404)	(8,342)	(2,417)	(2,621)	—	—
(114)	—	—	—	(5)	(4)	—	—	—	—
(84,243)	(74,340)	(50,020)	(53,985)	(123,816)	(122,263)	(6,885)	(11,408)	(5,784)	(3,346)

524,263	572,326	551,984	554,048	1,212,958	955,560	161,434	249,201	154,901	184,224
76,137	68,024	43,982	50,869	101,964	102,267	6,174	10,424	5,319	3,086
(706,361)	(830,368)	(679,278)	(504,670)	(1,027,123)	(1,174,249)	(260,417)	(128,503)	(118,869)	(74,743)
(105,961)	(190,018)	(83,312)	100,247	287,799	(116,422)	(92,809)	131,122	41,351	112,567

3,914	5,333	—	—	34,303	16,503	—	—	—	—
415	363	—	—	557	225	—	—	—	—
(5,755)	(7,692)	—	—	(22,290)	(17,360)	—	—	—	—
(1,426)	(1,996)	—	—	12,570	(632)	—	—	—	—
(107,387)	(192,014)	(83,312)	100,247	300,369	(117,054)	(92,809)	131,122	41,351	112,567
(13,098)	(151,923)	(73,999)	94,740	449,445	(187,843)	(89,914)	132,635	42,908	100,951

2,200,836	2,352,759	972,449	877,709	1,317,073	1,504,916	373,560	240,925	292,006	191,055
$2,187,738	$2,200,836	$898,450	$972,449	$1,766,518	$1,317,073	$283,646	$373,560	$334,914	$292,006
$(3,474)	$(4,791)	$166	$107	$848	$7,003	$(6)	$916	$174	$1,118

SEI Institutional Managed Trust / Annual Report / September 30, 2012	207

Consolidated Statements of Changes in Net Assets/Statements of Changes in Net Assets ($ Thousands)

For the period ended September 30, 2012

Multi-Asset Accumulation Fund (2)
04/09/12 to 09/30/12
Operations:
Net Investment Income (Loss)	$(1,823)
Net Realized Gain from Investments, Futures Contracts, Written Options and Swap Contracts	35,177
Net Realized Gain (Loss) on Foreign Currency Transactions	1,591
Net Change in Unrealized Appreciation of Investments, Futures Contracts, Written Options, Written Swaptions and Swap Contracts	10,714
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	1,217
Net Increase in Net Assets from Operations	46,876
Dividends and Distributions From:
Net Investment Income:
Class A	(3,211)
Return of Capital:
Class A	—
Total Dividends and Distributions	(3,211)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	1,020,724
Reinvestment of Dividends and Distributions	3,012
Cost of Shares Redeemed	(107,674)
Increase in Net Assets Derived from Class A Transactions	916,062
Increase in Net Assets Derived from Capital Share Transactions	916,062
Net Increase in Net Assets	959,727
Net Assets:
Beginning of Period	—
End of Period	$959,727
Undistributed (Distributions in Excess of) Net Investment Income Included in Net Assets at Period End	$(2,465)

(1)	See Note 7 in Notes to Financial Statements.
(2)	Commenced operations on April 9, 2012.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

208	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Multi-Asset Income Fund (2)	Multi-Asset Inflation Managed Fund (2)	Multi-Asset Capital Stability Fund (2)
04/09/12 to 09/30/12	04/09/12 to 09/30/12	04/09/12 to 09/30/12

$1,486	$1,042	$(419)
274	301	2,963
—	(124)	(1,561)
2,056	7,538	2,719
—	(600)	469
3,816	8,157	4,171

(1,276)	(601)	(6)

—	(1,875)	—
(1,276)	(2,476)	(6)

90,729	579,104	377,782
1,118	2,311	5
(9,888)	(46,841)	(34,091)
81,959	534,574	343,696
81,959	534,574	343,696
84,499	540,255	347,861

—	—	—
$84,499	$540,255	$347,861
$40	$(4,415)	$(1,774)

SEI Institutional Managed Trust / Annual Report / September 30, 2012	209

Financial Highlights

For the years or periods ended September 30, (unless otherwise indicated)

For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income (1)		Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Large Cap Fund
Class A
2012	$10.15	$0.10		$2.72	$2.82	$(0.09)	$(0.73)	$(0.82)	$12.15	29.04%	$1,488,259	0.89%	0.89%	1.02%	0.89%	50%
2011	10.77	0.08		(0.22)	(0.14)	(0.08)	(0.40)	(0.48)	10.15	(1.71)	1,521,942	0.89	0.89	1.02	0.70	100
2010(11)	10.00	0.10		0.80	0.90	(0.08)	(0.05)	(0.13)	10.77	9.00	1,395,899	0.89	0.89	1.02	0.96	90
Large Cap Value Fund
Class A
2012	$14.13	$0.25		$3.89	$4.14	$(0.25)	$—	$(0.25)	$18.02	29.54%	$1,344,405	0.89%	0.89%	0.98%	1.51%	37%
2011	14.75	0.22		(0.61)	(0.39)	(0.23)	—	(0.23)	14.13	(2.89)	1,197,272	0.89	0.89	0.98	1.35	63
2010	13.83	0.21		0.94	1.15	(0.23)	—	(0.23)	14.75	8.43	1,504,082	0.89	0.89	0.98	1.48	64
2009	15.79	0.30		(1.92)	(1.62)	(0.34)	—	(0.34)	13.83	(9.88)	1,843,530	0.89	0.90	0.99	2.51	69
2008	23.97	0.40		(6.10)	(5.70)	(0.41)	(2.07)	(2.48)	15.79	(25.95)	2,381,011	0.88	0.88	0.97	2.09	53
Class I
2012	$14.13	$0.21		$3.89	$4.10	$(0.21)	$—	$(0.21)	$18.02	29.20%	$7,668	1.11%	1.11%	1.23%	1.28%	37%
2011	14.76	0.18		(0.62)	(0.44)	(0.19)	—	(0.19)	14.13	(3.14)	7,073	1.11	1.11	1.23	1.13	63
2010	13.83	0.18		0.95	1.13	(0.20)	—	(0.20)	14.76	8.23	10,358	1.11	1.11	1.24	1.25	64
2009	15.78	0.26		(1.90)	(1.64)	(0.31)	—	(0.31)	13.83	(10.05)	11,433	1.11	1.12	1.24	2.19	69
2008	23.95	0.36		(6.11)	(5.75)	(0.35)	(2.07)	(2.42)	15.78	(26.13)	10,861	1.11	1.11	1.22	1.85	53
Large Cap Growth Fund
Class A
2012	$19.77	$0.05		$5.78	$5.83	$(0.03)	$—	$(0.03)	$25.57	29.47%	$1,354,774	0.89%	0.90%	1.03%	0.19%	88%
2011	19.66	0.06		0.14	0.20	(0.09)	—	(0.09)	19.77	0.97	1,278,538	0.89	0.89	1.03	0.27	108
2010	17.62	0.12		2.04	2.16	(0.12)	—	(0.12)	19.66	12.29	1,602,130	0.89	0.89	1.03	0.63	83
2009	18.39	0.11		(0.77)	(0.66)	(0.11)	—	(0.11)	17.62	(3.47)	2,034,096	0.89	0.90	1.04	0.74	96
2008	23.74	0.08		(5.35)	(5.27)	(0.08)	—	(0.08)	18.39	(22.26)	2,472,052	0.88	0.88	1.02	0.37	78
Class I
2012	$19.57	$—	*	$5.71	$5.71	$—	$—	$—	$25.28	29.18%	$8,549	1.11%	1.12%	1.28%	(0.02)%	88%
2011	19.47	0.01		0.14	0.15	(0.05)	—	(0.05)	19.57	0.73	6,695	1.11	1.11	1.28	0.05	108
2010	17.44	0.08		2.02	2.10	(0.07)	—	(0.07)	19.47	12.06	7,953	1.11	1.11	1.28	0.41	83
2009	18.20	0.07		(0.76)	(0.69)	(0.07)	—	(0.07)	17.44	(3.69)	9,153	1.11	1.12	1.29	0.51	96
2008	23.48	0.03		(5.29)	(5.26)	(0.02)	—	(0.02)	18.20	(22.43)	7,695	1.11	1.11	1.27	0.13	78
Tax-Managed Large Cap Fund
Class A
2012	$10.80	$0.12		$3.07	$3.19	$(0.11)	$—	$(0.11)	$13.88	29.70%	$1,882,834	0.89%	0.89%	1.03%	0.96%	53%
2011	11.02	0.10		(0.22)	(0.12)	(0.10)	—	(0.10)	10.80	(1.20)	1,495,783	0.89	0.89	1.03	0.78	72
2010	10.19	0.10		0.84	0.94	(0.11)	—	(0.11)	11.02	9.26	1,534,797	0.89	0.89	1.04	0.95	58
2009	11.08	0.13		(0.87)	(0.74)	(0.15)	—	(0.15)	10.19	(6.44)	1,596,020	0.89	0.90	1.04	1.54	67
2008	14.70	0.15		(3.62)	(3.47)	(0.15)	—	(0.15)	11.08	(23.76)	2,148,949	0.88	0.88	1.02	1.13	61
Class Y
2012	$11.07	$0.17		$3.14	$3.31	$(0.12)	$—	$(0.12)	$14.26	30.03%	$1,086	0.56%	0.56%	0.73%	1.29%	53%
2011	11.24	0.14		(0.21)	(0.07)	(0.10)	—	(0.10)	11.07	(0.68)	913	0.56	0.56	0.73	1.14	72
2010	10.37	0.01		0.97	0.98	(0.11)	—	(0.11)	11.24	9.54	2,980	0.56	0.56	0.74	1.28	58
2009	11.24	0.16		(0.88)	(0.72)	(0.15)	—	(0.15)	10.37	(6.12)	3,094	0.56	0.57	0.74	1.85	67
2008	14.87	0.19		(3.66)	(3.47)	(0.16)	—	(0.16)	11.24	(23.52)	3,220	0.56	0.56	0.72	1.44	61

210	SEI Institutional Managed Trust / Annual Report / September 30, 2012

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)		Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends, Distributions and Return of Capital	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
S&P 500 Index Fund
Class A
2012	$31.03	$0.64	$8.51		$9.15	$(0.58)	$—	$(0.58)	$39.60	29.74%	$294,234	0.43%	0.43%	0.54%	1.76%	18%
2011	31.30	0.55	(0.26	)(5)	0.29	(0.56)	—	(0.56)	31.03	0.75	255,345	0.43	0.43	0.53	1.61	61
2010	29.01	0.56	2.29		2.85	(0.56)	—	(0.56)	31.30	9.93	325,796	0.43	0.43	0.54	1.85	20
2009	32.43	0.57	(3.12)		(2.55)	(0.61)	(0.26)	(0.87)	29.01	(7.33)	451,069	0.43	0.43	0.55	2.31	29
2008	44.71	0.68	(10.10)		(9.42)	(0.70)	(2.16)	(2.86)	32.43	(22.30)	462,947	0.41	0.41	0.53	1.77	27
Class E
2012	$31.17	$0.71	$8.54		$9.25	$(0.63)	$—	$(0.63)	$39.79	29.97%	$2,580,512	0.25%	0.25%	0.29%	1.92%	18%
2011	31.42	0.61	(0.25	)(5)	0.36	(0.61)	—	(0.61)	31.17	0.96	1,195,729	0.25	0.25	0.29	1.76	61
2010	29.12	0.61	2.29		2.90	(0.60)	—	(0.60)	31.42	10.10	1,046,410	0.25	0.25	0.29	2.02	20
2009	32.54	0.61	(3.12)		(2.51)	(0.65)	(0.26)	(0.91)	29.12	(7.16)	855,876	0.25	0.25	0.30	2.44	29
2008	44.85	0.75	(10.14)		(9.39)	(0.76)	(2.16)	(2.92)	32.54	(22.19)	805,606	0.25	0.25	0.53	1.95	27
Class I
2012	$31.12	$0.56	$8.54		$9.10	$(0.49)	$—	$(0.49)	$39.73	29.46%	$8,500	0.65%	0.65%	0.79%	1.53%	18%
2011	31.37	0.47	(0.25	)(5)	0.22	(0.47)	—	(0.47)	31.12	0.56	7,198	0.65	0.65	0.79	1.35	61
2010	29.07	0.49	2.29		2.78	(0.48)	—	(0.48)	31.37	9.66	8,341	0.65	0.65	0.79	1.63	20
2009	32.47	0.51	(3.12)		(2.61)	(0.53)	(0.26)	(0.79)	29.07	(7.53)	8,566	0.65	0.65	0.80	2.07	29
2008	44.74	0.60	(10.12)		(9.52)	(0.59)	(2.16)	(2.75)	32.47	(22.49)	5,498	0.65	0.65	0.78	1.53	27
Small Cap Fund
Class A
2012	$9.51	$0.01	$2.67		$2.68	$(0.01)	$(1.56)	$(1.57)	$10.62	29.93%	$254,051	1.14%	1.15%	1.28%	0.08%	114%
2011	11.14	(0.01)	(0.55)		(0.56)	(0.01)	(1.06)	(1.07)	9.51	(6.54)	203,909	1.14	1.14	1.28	(0.09)	123
2010(11)	10.00	0.01	1.15		1.16	(0.01)	(0.01)	(0.02)	11.14	11.64	223,978	1.14	1.14	1.29	0.10	115
Small Cap Value Fund
Class A
2012	$14.26	$0.11	$4.02		$4.13	$(0.16)	$—	$(0.16)	$18.23	29.04%	$405,106	1.14%	1.15%	1.28%	0.64%	53%
2011	15.45	0.07	(1.16)		(1.09)	(0.10)	—	(0.10)	14.26	(7.15)	377,222	1.14	1.14	1.28	0.41	70
2010	13.66	0.07	1.82		1.89	(0.10)	—	(0.10)	15.45	13.93	535,938	1.14	1.15	1.29	0.46	69
2009	15.38	0.11	(1.62)		(1.51)	(0.13)	(0.08)	(0.21)	13.66	(9.31)	638,341	1.14	1.16	1.29	1.03	110
2008	21.26	0.09	(3.22)		(3.13)	(0.07)	(2.68)	(2.75)	15.38	(16.02)	846,492	1.13	1.15	1.28	0.55	91
Class I
2012	$14.15	$0.07	$3.99		$4.06	$(0.11)	$—	$(0.11)	$18.10	28.78%	$4,368	1.36%	1.37%	1.53%	0.42%	53%
2011	15.34	0.03	(1.15)		(1.12)	(0.07)	—	(0.07)	14.15	(7.40)	3,908	1.36	1.36	1.53	0.20	70
2010	13.56	0.04	1.81		1.85	(0.07)	—	(0.07)	15.34	13.73	6,933	1.36	1.37	1.54	0.25	69
2009	15.29	0.08	(1.62)		(1.54)	(0.11)	(0.08)	(0.19)	13.56	(9.59)	7,389	1.36	1.38	1.54	0.77	110
2008	21.17	0.05	(3.21)		(3.16)	(0.04)	(2.68)	(2.72)	15.29	(16.21)	8,395	1.36	1.39	1.53	0.31	91
Small Cap Growth Fund
Class A
2012	$14.20	$(0.02)	$4.39		$4.37	$—	$—	$—	$18.57	30.77%	$300,972	1.11%	1.12%	1.28%	(0.13)%	110%
2011	14.69	(0.07)	(0.42)		(0.49)	—	—	—	14.20	(3.34)	272,275	1.11	1.12	1.28	(0.43)	125
2010	12.96	(0.03)	1.76		1.73	— (2)	—	—	14.69	13.36	380,910	1.11	1.11	1.29	(0.21)	99
2009	13.98	0.02	(1.04)		(1.02)	— *	—	—	12.96	(7.27)	478,405	1.11	1.12	1.29	0.17	163
2008	21.91	0.01	(6.22)		(6.21)	(0.01)	(1.71)	(1.72)	13.98	(30.36)	638,257	1.11	1.12	1.28	0.04	124
Class I
2012	$13.82	$(0.06)	$4.28		$4.22	$—	$—	$—	$18.04	30.54%	$2,650	1.36%	1.37%	1.53%	(0.38)%	110%
2011	14.34	(0.12)	(0.40)		(0.52)	—	—	—	13.82	(3.63)	2,826	1.36	1.37	1.53	(0.69)	125
2010	12.68	(0.06)	1.72		1.66	—	—	—	14.34	13.09	3,703	1.36	1.36	1.54	(0.45)	99
2009	13.71	(0.02)	(1.01)		(1.03)	—	—	—	12.68	(7.51)	3,975	1.36	1.37	1.55	(0.17)	163
2008	21.57	(0.03)	(6.12)		(6.15)	—	(1.71)	(1.71)	13.71	(30.57)	3,368	1.36	1.37	1.53	(0.19)	124

SEI Institutional Managed Trust / Annual Report / September 30, 2012	211

Financial Highlights

For the years or periods ended September 30, (unless otherwise indicated)

For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends, Distributions and Return of Capital	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Tax-Managed Small/Mid Cap Fund
Class A
2012	$10.39	$0.03	$2.88	$2.91	$(0.04)		$—	$(0.04)	$13.26	28.09%	$336,339	1.11%	1.12%	1.28%	0.24%	67%
2011	10.81	0.02	(0.41)	(0.39)	(0.03)		—	(0.03)	10.39	(3.66)	255,297	1.11	1.12	1.29	0.17	105
2010	9.42	0.03	1.39	1.42	(0.03)		—	(0.03)	10.81	15.05	300,343	1.11	1.13	1.29	0.30	75
2009	10.16	0.04	(0.73)	(0.69)	(0.05)		—	(0.05)	9.42	(6.62)	262,464	1.11	1.15	1.30	0.50	136
2008	14.14	0.05	(3.19)	(3.14)	(0.04)		(0.80)	(0.84)	10.16	(23.34)	318,520	1.11	1.13	1.28	0.41	96
Mid-Cap Fund
Class A
2012	$14.99	$0.09	$4.32	$4.41	$(0.10)		$—	$(0.10)	$19.30	29.50%	$85,119	1.02%	1.02%	1.04%	0.53%	81%
2011	15.80	0.06	(0.79)	(0.73)	(0.08)		—	(0.08)	14.99	(4.67)	74,200	1.02	1.04	1.06	0.36	151
2010	13.92	0.08	1.88	1.96	(0.08)		—	(0.08)	15.80	14.13	124,569	1.02	1.04	1.04	0.51	185
2009	14.87	0.11	(0.94)	(0.83)	(0.12)		—	(0.12)	13.92	(5.34)	119,872	1.02	1.02	1.04	0.95	143
2008	22.22	0.11	(5.28)	(5.17)	(0.09)		(2.09)	(2.18)	14.87	(25.45)	126,509	1.02	1.02	1.03	0.58	126
Class I
2012	$14.99	$0.05	$4.32	$4.37	$(0.06)		$—	$(0.06)	$19.30	29.21%	$1,088	1.26%	1.26%	1.29%	0.28%	81%
2011	15.81	0.03	(0.81)	(0.78)	(0.04)		—	(0.04)	14.99	(4.95)	940	1.26	1.28	1.31	0.18	151
2010	13.92	0.04	1.89	1.93	(0.04)		—	(0.04)	15.81	13.91	623	1.26	1.28	1.29	0.30	185
2009	14.86	0.05	(0.89)	(0.84)	(0.10)		—	(0.10)	13.92	(5.47)	274	1.26	1.26	1.30	0.48	143
2008(6)	22.56	0.06	(5.63)	(5.57)	(0.04)		(2.09)	(2.13)	14.86	(26.82)	52	1.26	1.26	1.27	0.33	126
U.S. Managed Volatility Fund
Class A
2012	$11.49	$0.22	$2.45	$2.67	$(0.20)		$—	$(0.20)	$13.96	23.41%	$635,298	1.00%	1.00%	1.28%	1.72%	48%
2011	10.81	0.16	0.67	0.83	(0.15)		—	(0.15)	11.49	7.63	452,489	1.00	1.00	1.28	1.33	71
2010	9.65	0.14	1.16	1.30	(0.14)		—	(0.14)	10.81	13.61	415,669	1.00	1.00	1.29	1.37	53
2009	11.25	0.13	(1.59)	(1.46)	(0.14)		—	(0.14)	9.65	(12.88)	380,987	1.00	1.00	1.29	1.56	126
2008	13.45	0.10	(1.69)	(1.59)	(0.10)		(0.51)	(0.61)	11.25	(12.38)	458,668	1.00	1.00	1.27	0.85	85
Class I
2012	$11.47	$0.22	$2.41	$2.63	$(0.17)		$—	$(0.17)	$13.93	23.08%	$709	1.25%	1.25%	1.53%	1.62%	48%
2011	10.79	0.14	0.66	0.80	(0.12)		—	(0.12)	11.47	7.39	52	1.25	1.25	1.53	1.14	71
2010	9.63	0.11	1.17	1.28	(0.12)		—	(0.12)	10.79	13.38	37	1.25	1.25	1.54	1.08	53
2009	11.24	0.12	(1.61)	(1.49)	(0.12)		—	(0.12)	9.63	(13.17)	17	1.25	1.25	1.55	1.38	126
2008	13.43	0.09	(1.71)	(1.62)	(0.06)		(0.51)	(0.57)	11.24	(12.58)	6	1.25	1.25	1.57	0.71	85
Global Managed Volatility Fund
Class A
2012	$8.53	$0.20	$1.07	$1.27	$—		$—	$—	$9.80	14.89%	$928,141	1.11%	1.11%	1.30%	2.19%	48%
2011	8.21	0.18	0.14	0.32	—		—	—	8.53	3.90	522,646	1.11	1.11	1.29	2.11	68
2010	7.82	0.13	0.29	0.42	(0.03	)(2)	—	(0.03)	8.21	5.37	330,526	1.11	1.11	1.31	1.62	91
2009	9.07	0.12	(1.37)	(1.25)	—		—	—	7.82	(13.78)	213,773	1.13 (3)	1.13 (3)	1.35	1.59	155
2008	11.22	0.12	(1.92)	(1.80)	(0.18)		(0.17)	(0.35)	9.07	(16.60)	204,156	1.11	1.11	1.31	1.24	113
Class I
2012	$8.44	$0.22	$1.00	$1.22	$—		$—	$—	$9.66	14.45%	$320	1.36%	1.36%	1.55%	2.32%	48%
2011	8.15	0.15	0.14	0.29	—		—	—	8.44	3.56	21	1.36	1.36	1.54	1.78	68
2010	7.76	0.16	0.25	0.41	(0.02	)(2)	—	(0.02)	8.15	5.32	64	1.36	1.36	1.57	2.00	91
2009	9.02	0.11	(1.37)	(1.26)	—		—	—	7.76	(13.97)	17	1.38 (3)	1.38 (3)	1.62	1.56	155
2008	11.20	0.14	(1.97)	(1.83)	(0.18)		(0.17)	(0.35)	9.02	(16.86)	10	1.36	1.36	1.56	1.49	113
Tax-Managed Managed Volatility Fund
Class A
2012	$9.77	$0.18	$1.87	$2.05	$(0.16)		$(0.38)	$(0.54)	$11.28	21.70%	$442,074	1.00%	1.00%	1.28%	1.71%	30%
2011	9.24	0.14	0.52	0.66	(0.13)		—	(0.13)	9.77	7.13	279,408	1.00	1.00	1.28	1.41	63
2010	8.14	0.12	1.10	1.22	(0.12)		—	(0.12)	9.24	15.17	236,402	1.00	1.00	1.29	1.39	28
2009	9.02	0.12	(0.88)	(0.76)	(0.12)		—	(0.12)	8.14	(8.28)	172,265	1.00	1.00	1.29	1.69	94
2008(10)	10.00	0.10	(1.02)	(0.92)	(0.06)		—	(0.06)	9.02	(9.24)	96,523	1.00	1.00	1.29	1.43	65

212	SEI Institutional Managed Trust / Annual Report / September 30, 2012

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends, Distributions and Return of Capital	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Real Estate Fund
Class A
2012	$11.67	$0.08		$3.34	$3.42	$(0.12)		$—	$(0.12)	$14.97	29.44%	$191,484	1.14%	1.14%	1.28%	0.55%	68%
2011	11.58	0.04		0.25	0.29	(0.20)		—	(0.20)	11.67	2.41	142,538	1.14	1.14	1.28	0.33	83
2010	9.42	0.05		2.46	2.51	(0.35	)(12)	—	(0.35)	11.58	27.37	220,866	1.14	1.15	1.29	0.50	69
2009	13.73	0.16		(4.18)	(4.02)	(0.29	)(2)	—	(0.29)	9.42	(28.69)	221,228	1.14	1.15	1.29	2.08	97
2008	18.20	0.13		(3.11)	(2.98)	(0.38)		(1.11)	(1.49)	13.73	(17.15)	251,359	1.13	1.13	1.27	0.86	52
Class I
2012	$11.64	$0.05		$3.33	$3.38	$(0.09)		$—	$(0.09)	$14.93	29.16%	$606	1.36%	1.36%	1.53%	0.33%	68%
2011	11.57	(0.01)		0.28	0.27	(0.20)		—	(0.20)	11.64	2.19	445	1.36	1.36	1.53	(0.07)	83
2010	9.41	—	*	2.49	2.49	(0.33	)(12)	—	(0.33)	11.57	27.12	306	1.36	1.37	1.54	0.00	69
2009	13.72	0.09		(4.12)	(4.03)	(0.28	)(2)	—	(0.28)	9.41	(28.83)	132	1.36	1.37	1.55	1.26	97
2008(6)	18.55	0.13		(3.49)	(3.36)	(0.36)		(1.11)	(1.47)	13.72	(18.89)	25	1.36	1.36	1.52	0.86	52
Enhanced Income Fund
Class A
2012	$7.36	$0.18		$0.20	$0.38	$(0.17)		$—	$(0.17)	$7.57	5.30%	$161,037	0.60%	0.60%	1.05%	2.41%	198%
2011	7.46	0.20		(0.14)	0.06	(0.16)		—	(0.16)	7.36	0.83	158,936	0.60	0.60	1.05	2.61	174
2010	7.21	0.18		0.30	0.48	(0.23)		—	(0.23)	7.46	6.78	137,223	0.60	0.60	1.06	2.45	77
2009	8.21	0.29		(1.09)	(0.80)	(0.20)		—	(0.20)	7.21	(9.56)	233,747	0.60	0.60	1.06	4.30	132
2008	9.92	0.49		(1.68)	(1.19)	(0.52)		—	(0.52)	8.21	(12.42)	314,795	0.60	0.60	1.04	5.40	42
Class I
2012	$7.36	$0.15		$0.21	$0.36	$(0.16)		$—	$(0.16)	$7.56	4.93%	$69	0.85%	0.85%	1.30%	2.11%	198%
2011	7.45	0.18		(0.12)	0.06	(0.15)		—	(0.15)	7.36	0.72	19	0.85	0.85	1.30	2.36	174
2010	7.20	0.16		0.29	0.45	(0.20)		—	(0.20)	7.45	6.35	16	0.85	0.85	1.33	2.21	77
2009	8.20	0.25		(1.06)	(0.81)	(0.19)		—	(0.19)	7.20	(9.79)	45	0.85	0.85	1.31	3.73	132
2008	9.91	0.43		(1.63)	(1.20)	(0.51)		—	(0.51)	8.20	(12.61)	16	0.85	0.85	1.29	4.82	42
Core Fixed Income Fund
Class A
2012	$11.14	$0.33		$0.61	$0.94	$(0.35)		$(0.09)	$(0.44)	$11.64	8.67%	$2,172,794	0.67%	0.67%	0.85%	2.93%	349%
2011	10.93	0.36		0.22	0.58	(0.37)		—	(0.37)	11.14	5.43	2,185,135	0.71 (4)	0.71 (4)	0.89 (4)	3.25	473
2010	9.98	0.44		0.95	1.39	(0.44)		—	(0.44)	10.93	14.25	2,335,314	0.67	0.67	0.85	4.20	283
2009	9.37	0.50		0.62	1.12	(0.51)		—	(0.51)	9.98	12.55	2,450,746	0.67	0.67	0.86	5.42	329
2008	10.19	0.51		(0.82)	(0.31)	(0.51)		—	(0.51)	9.37	(3.25)	3,686,633	0.66	0.66	0.84	5.12	335
Class I
2012	$11.13	$0.31		$0.61	$0.92	$(0.33)		$(0.09)	$(0.42)	$11.63	8.44%	$14,944	0.89%	0.89%	1.10%	2.71%	349%
2011	10.92	0.33		0.23	0.56	(0.35)		—	(0.35)	11.13	5.20	15,701	0.93 (4)	0.93 (4)	1.14 (4)	3.03	473
2010	9.97	0.41		0.96	1.37	(0.42)		—	(0.42)	10.92	14.01	17,445	0.89	0.89	1.10	3.96	283
2009	9.36	0.48		0.62	1.10	(0.49)		—	(0.49)	9.97	12.32	13,658	0.89	0.89	1.11	5.21	329
2008	10.19	0.49		(0.84)	(0.35)	(0.48)		—	(0.48)	9.36	(3.58)	8,090	0.90	0.90	1.09	4.87	335
U.S. Fixed Income Fund
Class A
2012	$10.70	$0.25		$0.44	$0.69	$(0.27)		$(0.28)	$(0.55)	$10.84	6.68%	$898,450	0.66%	0.66%	0.87%	2.34%	322%
2011	10.81	0.30		0.26	0.56	(0.32)		(0.35)	(0.67)	10.70	5.43	972,449	0.66	0.66	0.87	2.85	337
2010	10.28	0.33		0.60	0.93	(0.36)		(0.04)	(0.40)	10.81	9.22	877,709	0.66	0.66	0.86	3.12	299
2009(8)	10.00	0.08		0.27	0.35	(0.07)		—	(0.07)	10.28	3.55	677,723	0.66	0.66	0.87	3.23	51

SEI Institutional Managed Trust / Annual Report / September 30, 2012	213

Financial Highlights/Consolidated Financial Highlights

For the years or periods ended September 30, (unless otherwise indicated)

For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends, Distributions and Return of Capital	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
High Yield Bond Fund
Class A
2012	$6.92	$0.53	$0.68	$1.21	$(0.51)		$(0.03)	$(0.54)	$7.59	18.04%	$1,752,357	0.89%		0.89%		1.12%		7.23%	65%
2011	7.27	0.55	(0.32)	0.23	(0.54)		(0.04)	(0.58)	6.92	2.96	1,316,158	0.89		0.89		1.13		7.38	82
2010	6.52	0.64	0.74	1.38	(0.61)		(0.02)	(0.63)	7.27	21.98	1,503,070	0.89		0.89		1.13		9.22	113
2009	6.57	0.60	(0.02)	0.58	(0.56)		(0.07)	(0.63)	6.52	11.88	1,289,964	0.89		0.89		1.15		11.03	98
2008	8.26	0.66	(1.60)	(0.94)	(0.66)		(0.09)	(0.75)	6.57	(12.09)	1,076,379	0.88		0.88		1.13		8.73	69
Class I
2012	$6.82	$0.50	$0.59	$1.09	$(0.48)		$(0.03)	$(0.51)	$7.40	16.54%	$14,161	1.11%		1.11%		1.38%		6.91%	65%
2011	7.28	0.53	(0.42)	0.11	(0.53)		(0.04)	(0.57)	6.82	1.19	915	1.11		1.11		1.37		7.06	82
2010	6.53	0.63	0.74	1.37	(0.60)		(0.02)	(0.62)	7.28	21.76	1,846	1.11		1.11		1.40		8.96	113
2009	6.58	0.58	(0.01)	0.57	(0.55)		(0.07)	(0.62)	6.53	11.65	200	1.11		1.11		1.40		10.45	98
2008(6)	8.26	0.66	(1.61)	(0.95)	(0.64)		(0.09)	(0.73)	6.58	(12.20)	47	1.11		1.11		1.38		8.96	69
Real Return Fund
Class A
2012	$10.60	$0.05	$0.23	$0.28	$(0.14)		$(0.07)	$(0.21)	$10.67	2.66%	$283,646	0.45%		0.45%		0.85%		0.48%	137%
2011	10.51	0.33	0.13	0.46	(0.27)		(0.10)	(0.37)	10.60	4.51	373,560	0.45		0.45		0.85		3.06	77
2010	10.19	0.12	0.40	0.52	(0.19)		(0.01)	(0.20)	10.51	5.20	240,925	0.45		0.45		0.86		1.18	94
2009(8)	10.00	0.10	0.09	0.19	—		—	—	10.19	1.90	83,568	0.45		0.45		0.88		4.11	23
Multi-Strategy Alternative Fund
Class A
2012	$9.57	$0.07	$0.17	$0.24	$(0.19)		$—	$(0.19)	$9.62	2.50%	$334,914	0.65	%(13)	0.65	%(13)	2.15	%(13)	0.68%	44%
2011	9.93	0.20	(0.41)	(0.21)	(0.15)		—	(0.15)	9.57	(2.16)	292,006	0.50		0.50		2.13		1.76	25
2010(7)	10.00	(0.02)	(0.05)	(0.07)	—		—	—	9.93	(0.70)	191,055	0.50		0.50		2.19		(0.42)	49
Multi-Asset Accumulation Fund
Class A
2012(9)	$10.00	$(0.02)	$0.57	$0.55	$(0.04)		$—	$(0.04)	$10.51	5.51%	$959,727	1.17%		1.17%		1.39%		(0.46)%	38%
Multi-Asset Income Fund
Class A
2012(9)	$10.00	$0.23	$0.30	$0.53	$(0.18)		$—	$(0.18)	$10.35	5.37%	$84,499	0.89	%(14)	0.89	%(14)	1.36	%(14)	4.88%	25%
Multi-Asset Inflation Managed Fund
Class A
2012(9)	$10.00	$0.02	$0.13	$0.15	$(0.05	)(15)	$—	$(0.05)	$10.10	1.54%	$540,255	0.93	%(16)	0.93	%(16)	1.22	%(16)	0.47%	19%
Multi-Asset Capital Stability Fund
Class A
2012(9)	$10.00	$(0.01)	$0.15	$0.14	$—	*	$—	$— *	$10.14	1.40%	$347,861	0.62%		0.62%		1.02%		(0.29)%	180%

†	Returns and turnover rates are for the period indicated and have not been annualized.
*	Amount represents less than $0.01.
(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
(2)	Includes return of capital of less than $0.01.
(3)	The expense ratios include overdraft fees. Had these fees been excluded the ratios would have been 1.11% and 1.36% for Class A and Class I, respectively.
(4)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.67%, 0.67% and 0.85% for Class A and 0.89%, 0.89% and 1.10% for Class I, respectively.
(5)	The amount shown for the year ended September 30, 2011, for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.
(6)	Commenced operations on October 1, 2007. All ratios for the period have been annualized.
(7)	Commenced operations on March 31, 2010. All ratios for the period have been annualized.
(8)	Commenced operations on July 2, 2009. All ratios for the period have been annualized.
(9)	Commenced operations on April 9, 2012. All ratios for the period have been annualized.
(10)	Commenced operations on December 20, 2007. All ratios for the period have been annualized.
(11)	Commenced operations on October 1, 2009. All ratios for the period have been annualized.
(12)	Includes return of capital of $0.10.
(13)	The expense ratio includes dividend expense. Had this expense been excluded the ratios would have been 0.63%, 0.63% and 2.13%.
(14)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.76%, 0.76% and 1.23%.
(15)	Includes return of capital of $0.04 (See Note 9).
(16)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.90%, 0.90% and 1.19%.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

214	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Notes to Financial Statements/Consolidated Notes to Financial Statements

September 30, 2012

1. ORGANIZATION

SEI Institutional Managed Trust (the “Trust”) is organized as a Massachusetts business trust under a Declaration of Trust dated October 20, 1986.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 25 funds: Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, U.S. Fixed Income, High Yield Bond, Real Return, Prime Obligation, Multi-Strategy Alternative, Multi-Asset Accumulation, Multi-Asset Income, Multi-Asset Inflation Managed and Multi-Asset Capital Stability Funds (each a “Fund,” collectively the “Funds”) each of which are diversified Funds, with the exception of the Real Estate, Multi-Strategy Alternative, Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds. The Accumulation Commodity Strategy Subsidiary, Ltd. and Inflation Commodity Strategy Subsidiary, Ltd. are both wholly-owned subsidiaries of the Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds, respectively, (each a “Subsidiary”, collectively the “Subsidiaries”). Each Subsidiary is organized under the laws of the Cayman Islands as an exempted limited company. Information regarding the Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds and their subsidiaries have been consolidated in the Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, and Consolidated Statement of Changes in Net Assets. The Trust is registered to offer: Class A shares of the Funds; Class E shares of the S&P 500 Fund; Class G shares of the Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, U.S. Fixed Income, High Yield Bond and Real Return Funds; Class I shares of the Large Cap, Large Cap Value, Large Cap Growth, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, U.S. Fixed Income, High Yield Bond and Real Return Funds; and Class Y shares of the Tax-Managed Large Cap Fund. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectuses provide a description of each Fund’s investment objective and strategies.

As of September 30, 2012, the Prime Obligation Fund and the Class G shares had not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“GAAP”)

requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. SEI Investments Management Corporation (“SIMC”) or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, continuously monitors the reliability of prices obtained from any pricing service and will notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Trust’s Fair Value Committee (the “Committee”) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are determined to be unreliable or cannot be valued using methodologies described above are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Trust’s Fair Value Procedures are implemented through the Committee designated by the Trust’s Board of Trustees. The Committee is currently composed of two members of the Board of Trustees, as well as representatives from SIMC and its affiliates. The Committee provides regular reports to the Board concerning investments for which market prices are not readily available or may be unreliable. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time

SEI Institutional Managed Trust / Annual Report / September 30, 2012	215

Notes to Financial Statements/Consolidated Notes to Financial Statements

September 30, 2012

when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider are: (i) the facts giving rise to the need to fair value; (ii) the last trade price; (iii) the performance of the market or the issuer’s industry; (iv) the liquidity of the security; (v) the size of the holding in a Fund; or (vi) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Trust’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Global Managed Volatility Fund also uses a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Global Managed Volatility Fund will value the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

The assets of the Multi-Strategy Alternative Fund consist primarily of investments in underlying registered investment companies, which are valued at their respective daily net assets in accordance with pricing procedures approved by their respective Boards.

In accordance with GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

216	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE. These are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. For certain collateralized debt obligations, corporate obligations, mortgage backed securities, auction rate preferred securities and loan participations where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The adoption of ASU No. 2011-04 did not materially affect the Funds’ financial condition or results of operation.

The valuation techniques used by the Funds to measure fair value during the year ended September 30, 2012, maximized the use of observable inputs and minimized the use of unobservable inputs.

For the year ended September 30, 2012, there have been no significant changes to the Trust’s fair valuation methodologies.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of September 30, 2012. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Multi-Asset Income Fund

Financial Asset	Fair Value at September 30, 2012	Valuation Techniques	Unobservable Inputs	Ranges (Weighted Average)
Collateralized Debt Obligations	$14,433	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote	401-2110

		Option Adjusted Spread off prior day’s Broker price over the 3 month LIBOR	Indicative Quote	478

		Option Adjusted Spread off prior day’s vendor price over the 3 month LIBOR	Indicative Quote	397

		Option Adjusted Spread off the trade price over the 3 month LIBOR	Indicative Quote	418-1320

		Cost	Trade Price

Asset-Backed	$2,689	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote	959

		Option Adjusted Spread off the trade price over the 3 month LIBOR	Indicative Quote	418

The unobservable inputs used to determine fair value of reoccurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

SEI Institutional Managed Trust / Annual Report / September 30, 2012	217

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

September 30, 2012

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security, which is not materially different from the effective interest method. Amortization of premiums and discounts is included in interest income.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Reverse Repurchase Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. Reverse repurchase agreements outstanding as of September 30, 2012 were as follows:

MULTI-ASSET INCOME FUND

Principal Amount ($ Thousands)	Counterparty	Value ($ Thousands)
$(2,539)	Barclays, 0.35%	$(2,539)
(2,431)	Barclays, 1.36%	(2,431)
(2,421)	Barclays, 1.35%	(2,421)
(2,366)	Barclays, 1.35%	(2,366)
(1,847)	Barclays, 1.35%	(1,847)

Principal Amount ($ Thousands)	Counterparty	Value ($ Thousands)
(1,500)	Citi, 1.97%	(1,500)
(1,350)	Citi, 2.45%	(1,350)
(1,220)	Bank of America, 2.47%	(1,220)
(1,119)	Bank of America, 1.97%	(1,119)
(1,092)	Barclays, 1.36%	(1,092)
(1,074)	Barclays, 1.35%	(1,074)
(918)	Barclays, 0.27%	(918)
(826)	Barclays, 1.06%	(826)
(572)	RBS, 2.08%	(572)
(304)	Citi, 2.07%	(304)
(300)	Barclays, 1.35%	(300)
(264)	Barclays, 2.23%	(264)

		$(22,143)

MULTI-ASSET INFLATION MANAGED FUND

Principal Amount ($ Thousands)	Counterparty	Value ($ Thousands)
$(22,620)	UBS, AG, 0.25%	$(22,620)
(17,625)	UBS, AG, 0.24%	(17,625)
(16,558)	UBS, AG, 0.25%	(16,558)
(7,574)	UBS, AG, 0.20%	(7,574)

		$(64,377)

Classes — Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative daily net assets.

Commodity-Linked Investments — To the extent consistent with its Investment Objective and Strategies, the Multi-Asset Accumulation Fund and the Multi-Asset Inflation Managed Fund may invest in commodity investments to provide exposure to the investment returns of the commodities markets. Commodity investments include notes with interest payments that are tied to an underlying commodity or commodity index, ETFs or other exchange-traded products that are tied to the performance of a commodity or commodity index or other types of investment vehicles or instruments that provide returns that are tied to commodities or commodity indices. The Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds may also invest in equity securities of issuers in commodity-related industries.

The Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds may also seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned Subsidiary. The Subsidiary, unlike the Fund, may invest to a significant extent directly in commodities and in equity-linked securities and commodity-linked derivative instruments, including options, futures contracts, swaps, options on futures contracts and commodity-linked structured notes. The Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. A Fund may invest up to 25% of its total assets in its Subsidiary.

218	SEI Institutional Managed Trust / Annual Report / September 30, 2012

In order for a Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90% of its gross income each taxable year from qualifying income. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from certain commodity-linked derivative instruments in which the Fund invests will not be considered qualifying income. To the extent the Multi-Asset Accumulation and the Multi-Asset Inflation Managed Funds invests in such instruments directly, each Fund will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income).

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding open forward foreign currency contracts as of September 30, 2012, if applicable.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. In addition, fixed income funds will utilize futures contracts to help manage duration and yield curve exposure. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding open futures contracts as of September 30, 2012, if applicable.

Options/Swaptions Writing/Purchasing — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing fund securities or to enhance the Fund’s returns. When a Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

The risk in writing a call option/swaption is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is that the Funds may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is that the Funds pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

SEI Institutional Managed Trust / Annual Report / September 30, 2012	219

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

September 30, 2012

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding open option/swaption contracts as of September 30, 2012, if applicable.

Securities Sold Short — To the extent consistent with its Investment Objective and Strategies, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, a Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund’s short positions. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments or Consolidated Schedule of Investments for details regarding securities sold short as of September 30, 2012, if applicable.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in swap contracts as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic pay-

ments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect a Fund’s value from changes in interest rates, or to expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations or Consolidated Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details. Refer to each Fund’s Schedule of Investments, Summary Schedule of Investments or Consolidated Schedule of Investments. for details regarding open swap agreements as of September 30, 2012, if applicable.

220	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Delayed Delivery Transactions — To the extent consistent with its Investment Objective and Strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on its Class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

SEI Institutional Managed Trust / Annual Report / September 30, 2012	221

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

September 30, 2012

Restricted Securities — At September 30, 2012, the following Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at September 30, 2012, were as follows:

	Number of Shares/ Face Amount ($ Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets

Small Cap Fund
Titanium Asset Management PIPE	6,111	10/06/09	10/06/09	$24	$5	0.00%

Small Cap Value Fund
Verde Realty PIPE	21,100	02/16/07	02/16/07	$696	$292	0.07%

Small Cap Growth Fund
Titanium Asset Management PIPE	140,900	06/14/07	06/14/07	845	111	0.03
Value Creation	145,600	08/10/06	08/10/06	1,491	78	0.03

				$2,336	$189	0.06%

Real Estate Fund
Verde Realty PIPE	21,400	02/16/07	02/16/07	$706	$296	0.15%

Enhanced Income Fund
JHT Holding, 2nd Lien	$48	12/16/08	12/16/08	$50	$16	0.01%

High Yield Bond Fund
Aventine (Escrow Security)	$2,750	04/21/10	04/21/10	$—	$2	0.00%
CUI Acquisition Warrants	47,444	09/06/11	09/06/11	4,033	2,159	0.12
Momentive Performance Materials PIK	1,996	12/07/10	12/07/10	1,840	1,437	0.08
United Air Lines	287	10/30/06	10/30/06	200	75	0.01
VSS AHC, Cl A	27,106	10/08/09	10/08/09	485	323	0.02

				$6,558	$3,996	0.23%

PIK — Payment-In-Kind

PIPE — Private Investment In Public Entity

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small/Mid Cap, Mid-Cap, U.S. Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Enhanced Income, Real Return, Multi-Strategy Alternative, Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds; are declared and paid annually for the Global Managed Volatility Fund; and declared daily and paid monthly for the Core Fixed Income, U.S. Fixed Income, High Yield Bond, Multi-Asset Income and Multi-Asset Capital Stability Funds. Any net realized capital gains on sales of securities are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

Investments in Real Estate Investment Trust’s — With respect to the Real Estate Fund, dividend income is recorded based on the income included in distributions received from the Real Estate Investment Trust (“REIT”) investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Investment in Subsidiary — Each of the Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds may invest in its own Subsidiary. By investing in a Subsidiary, each Fund is indirectly exposed to the risks associated with such Subsidiary’s investments. The commodity-related instruments held by a Subsidiary are generally similar to those that are permitted to be held by the applicable Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. A Subsidiary, however, is not registered under the 1940 Act will not be subject to all of the investor protections of the 1940 Act. Thus, the Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds, as investors in their respective Subsidiary, will not have all of the protections offered to investors in registered investment companies.

However, each Fund wholly owns and controls its respective Subsidiary, and the Funds and the Subsidiaries are all managed by SIMC, making it unlikely that a Subsidiary will take action contrary to the interests of the applicable Fund or its shareholders. While a Subsidiary has its own board of directors that is responsible for overseeing the operations of such Subsidiary, the respective Fund’s Board has oversight responsibility for the investment activities of the Fund, including its investment in the respective Subsidiary, and the Fund’s role as the sole shareholder of such Subsidiary. It is not currently expected that shares of any Subsidiary will be sold or offered to investors other than the respective Fund.

222	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Changes in the laws of the United States and/or the Cayman Islands or governmental interpretation of such laws, under which the Funds and the Subsidiaries, respectively, are organized, could result in the inability of a Fund and/or its respective Subsidiary to operate as intended and could negatively affect the Funds and their shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment return.

Redemption Fees — The Funds charge a redemption fee based on a redemption, or a series of redemptions from a single identifiable source that in the aggregate exceed a specified dollar threshold within any thirty day period, as presented below:

	Dollar Threshold ($Thousands)	Redemption Fee
Large Cap Fund	$50,000	0.50%
Large Cap Value Fund	50,000	0.50
Large Cap Growth Fund	50,000	0.50
Tax-Managed Large Cap Fund	50,000	0.50
S&P 500 Index Fund	50,000	0.15
Small Cap Fund	25,000	1.00
Small Cap Value Fund	25,000	1.00
Small Cap Growth Fund	25,000	1.00
Tax-Managed Small/Mid Cap Fund	25,000	1.00
Mid-Cap Fund	10,000	0.75
U.S. Managed Volatility Fund	25,000	0.50
Global Managed Volatility Fund	25,000	0.75
Tax-Managed Managed Volatility Fund	25,000	0.50
Real Estate Fund	10,000	1.00
Enhanced Income Fund	10,000	0.75
Core Fixed Income Fund	50,000	0.60
U.S. Fixed Income Fund	50,000	0.60
High Yield Bond Fund	25,000	1.00
Real Return Fund	10,000	0.25
Multi-Strategy Alternative Fund	25,000	0.25
Multi-Asset Accumulation Fund	25,000	0.75
Multi-Asset Income Fund	25,000	0.50
Multi-Asset Inflation Managed Fund	25,000	0.75
Multi-Asset Capital Stability Fund	10,000	0.25

For the year ended September 30, 2012, the Funds did not charge any redemption fees. Such fees, if any, are retained by the Funds for the benefit of the remaining shareholders.

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obliga-

tion of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

As of September 30, 2012, the Core Fixed Income Fund, U.S. Fixed Income Fund and High Yield Bond Fund are the buyers (“receiving protection”) on a total notional amount of $5.6 million, $1.2 million and $17.3 million, respectively. As of September 30, 2012, the Core Fixed Income Fund, Multi-Asset Inflation Managed Fund and Multi-Asset Capital Stability Fund are the sellers (“providing protection”) on a total notional amount of $1.6 million $4.7 million and $33.7 million, respectively. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts

SEI Institutional Managed Trust / Annual Report / September 30, 2012	223

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

September 30, 2012

approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund was the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

CORE FIXED INCOME FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$(87,334)	—	—	—	$(87,334)
Maximum potential amount of future payments	$1,590,000	—	—	—	$1,590,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the fund can obtain upon occurrence of triggering event	—	—	—	—	—

MULTI-ASSET INFLATION MANAGED FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$(31,756)	—	—	$2,784	$(28,972)
Maximum potential amount of future payments	$(950,000)	—	—	$(3,760,000)	$(4,710,000)
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the fund can obtain upon occurrence of triggering event	—	—	—	—	—

MULTI-ASSET CAPITAL STABILITY FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVEREIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	—	—	—	$84,690	$84,690
Maximum potential amount of future payments	—	—	—	$(33,740,361)	$(33,740,361)
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the fund can obtain upon occurrence of triggering event	—	—	—	—	—

[1]

Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
CORE FIXED INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-400	—	—	—	$1,590,000	—	$1,590,000
> than 400	—	—	—	—	—	—
Total	—	—	—	$1,590,000	—	$1,590,000

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
MULTI-ASSET INFLATION MANAGED FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-200	—	—	$950,000	$3,760,000	—	$4,710,000
> than 200	—	—	—	—	—	—
Total	—	—	$950,000	$3,760,000	—	$4,710,000

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
MULTI-ASSET CAPITAL STABILITY FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-200	—	—	$24,120,011	$900,000	—	$25,020,011
201-400	—	—	—	—	—	—
> than 400	—	—	$8,720,350	—	—	$8,720,350
Total	—	—	$32,840,361	$900,000	—	$33,740,361

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

224	SEI Institutional Managed Trust / Annual Report / September 30, 2012

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

4. DERIVATIVE TRANSACTIONS

The following tables include only Funds that had exposure to more than one type of risk on derivatives held throughout the year. For Funds that held derivatives throughout the year with only one type of risk exposure, additional information can be found on the Summary Schedule of Investments, Schedule of Investments or Consolidated Schedule of Investments and the Statement of Operations or Consolidated Statement of Operations.

The fair value of derivative instruments as of September 30, 2012 was as follows:

	Asset Derivatives			Liability Derivatives
	Year ended September 30, 2012 ($ Thousands)			Year ended September 30, 2012 ($ Thousands)
	Statement of Assets and Liabilities/Consolidated Statements of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities/Consolidated Statements of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:

Global Managed Volatility Fund
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	$138	*	Net Assets — Unrealized depreciation on futures contracts	$469	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	2,535		Unrealized loss on forward foreign currency contracts	292

Total Derivatives not accounted for as hedging instruments		$2,673			$761

Core Fixed Income Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$236	*	Net Assets — Unrealized depreciation on futures contracts	$660	*
	Net Assets — Unrealized appreciation on swap contracts	—		Net Assets — Unrealized depreciation on swap contracts	252	†
	Investments, at value	7		Options written, at value	77
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	22		Unrealized loss on forward foreign currency contracts	1,178
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	—		Net Assets — Unrealized depreciation on swap contracts	2,499	†

Total Derivatives not accounted for as hedging instruments		$265			$4,666

U.S. Fixed Income Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$111	*	Net Assets — Unrealized depreciation on futures contracts	$316	*
	Net Assets — Unrealized appreciation on swap contracts	—		Net Assets — Unrealized depreciation on swap contracts	46	†
	Investments, at value	—		Options written, at value	17
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	—		Unrealized loss on forward foreign currency contracts	50
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	—		Net Assets — Unrealized depreciation on swap contracts	148	†

Total Derivatives not accounted for as hedging instruments		$111			$577

Multi-Asset Accumulation Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$1,633	*	Net Assets — Unrealized depreciation on futures contracts	$206	*
	Net Assets — Unrealized appreciation on swap contracts	215	†	Net Assets — Unrealized depreciation on swap contracts	7	†
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	947	*	Net Assets — Unrealized depreciation on futures contracts	6,524	*
	Net Assets — Unrealized appreciation on swaps contracts	1,689	†	Net Assets — Unrealized depreciation on swap contracts	636	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	4,744		Unrealized loss on forward foreign currency contracts	3,544
Commodity contracts	Net Assets — Unrealized appreciation on futures contracts	4,820	*	Net Assets — Unrealized depreciation on futures contracts	2,045	*
	Net Assets — Unrealized appreciation on swaps contracts	472	†	Net Assets — Unrealized depreciation on swap contracts	78	†

Total Derivatives not accounted for as hedging instruments		$14,520			$13,040

SEI Institutional Managed Trust / Annual Report / September 30, 2012	225

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

September 30, 2012

	Asset Derivatives			Liability Derivatives
	Year ended September 30, 2012 ($ Thousands)			Year ended September 30, 2012 ($ Thousands)
	Statement of Assets and Liabilities/Consolidated Statements of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities/Consolidated Statements of Assets and Liabilities Location	Fair Value

Multi-Asset Income Fund
Interest rate contracts	Investments, at value	$65		Options written, at value	$537
Equity contracts	Investments, at value	130		Options written, at value	66

Total Derivatives not accounted for as hedging instruments		$195			$603

Multi-Asset Inflation Managed Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$—		Net Assets — Unrealized depreciation on futures contracts	$149	*
	Net Assets — Unrealized appreciation on swap contracts	—		Net Assets — Unrealized depreciation on swap contracts	174	†
Equity contracts	Net Assets — Unrealized appreciation on swaps contracts	1,394	†	Net Assets — Unrealized depreciation on swap contracts	—
	Investments, at value	331		Options written, at value	122
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	308		Unrealized loss on forward foreign currency contracts	907
Commodity contracts	Net Assets — Unrealized appreciation on futures contracts	1,069	*	Net Assets — Unrealized depreciation on futures contracts	895	*
	Net Assets — Unrealized appreciation on swaps contracts	49	†	Net Assets — Unrealized depreciation on swap contracts	4	†
	Investments, at value	77		Options written, at value	49
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	13	†	Net Assets — Unrealized depreciation on swap contracts	8†

Total Derivatives not accounted for as hedging instruments		$3,241			$2,308

Multi-Asset Capital Stability Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$166	*	Net Assets — Unrealized depreciation on futures contracts	$—	*
	Investments, at value	246		Swaptions written, at value	286
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	—	*	Net Assets — Unrealized depreciation on futures contracts	1,021	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	553		Unrealized loss on forward foreign currency contracts	88
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	525		Net Assets — Unrealized depreciation on swap contracts	—	†

Total Derivatives not accounted for as hedging instruments		$1,490			$1,395

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Summary Schedules of Investments, Schedules of Investments on Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities or Consolidated Statements of Assets and Liabilities.

†	Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments or Consolidated Schedule of Investments. Market Value is reported within the Statements of Assets & Liabilities or Consolidated Statements of Assets and Liabilities for swap contracts that have paid premiums.

The effect of derivative instruments on the Statement of Operations for the year or period ended September 30, 2012.

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income ($ Thousands)

Derivatives Not Accounted for as Hedging Instruments:	Options	Futures	Forward Currency Contracts	Swaps	Total
Global Managed Volatility Fund
Equity contracts	$—	$9,900	$—	$—	$9,900
Foreign exchange contracts	—	—	(8,959)	—	(8,959)
Total	$—	$9,900	$(8,959)	$—	$941
Core Fixed Income Fund
Interest rate contracts	$754	$(588)	$—	$(1,988)	$(1,822)
Foreign exchange contracts	—	—	2,556	—	2,556
Credit contracts	314	—	—	(10)	304
Total	$1,068	$(588)	$2,556	$(1,998)	$1,038
U.S. Fixed Income Fund
Interest rate contracts	$12	$(1,172)	$—	$(590)	$(1,750)
Foreign exchange contracts	—	—	(13)	—	(13)
Credit contracts	—	—	—	(142)	(142)
Total	$12	$(1,172)	$(13)	$(732)	$(1,905)

226	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Derivatives Not Accounted for as Hedging Instruments:	Options	Futures	Forward Currency Contracts	Swaps	Total
Multi-Asset Accumulation Fund
Interest rate contracts	$—	$10,878	$—	$10,484	$21,362
Equity contracts	—	12,231	—	1,850	14,081
Foreign exchange contracts	—	—	4,020	—	4,020
Commodity contracts	—	(2,689)	—	1,835	(854)
Total	$—	$20,420	$4,020	$14,169	$38,609
Multi-Asset Income Fund
Equity contracts	$33	$—	$—	$—	$33
Foreign exchange contracts	—	—	—	—	—
Commodity contracts	74	—	—	—	74
Total	$107	$—	$—	$—	$107
Multi-Asset Inflation Managed Fund
Interest rate contracts	$—	$(480)	$—	$(25)	$(505)
Equity contracts	(334)	—	—	(6,075)	(6,409)
Foreign exchange contracts	—	—	(2,028)	—	(2,028)
Commodity contracts	212	(968)	—	6,874	6,118
Credit contracts	—	—	—	25	25
Total	$(122)	$(1,448)	$(2,028)	$799	$(2,799)
Multi-Asset Capital Stability Fund
Interest rate contracts	$—	$526	$—	$—	$526
Equity contracts	—	1,753	—	—	1,753
Foreign exchange contracts	—	—	(809)	—	(809)
Credit contracts	—	—	—	88	88
Total	$—	$2,279	$(809)	$88	$1,558

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments:	Options	Futures	Forward Currency Contracts	Swaps	Total
Global Managed Volatility Fund
Equity contracts	$—	$(15)	$—	$—	$(15)
Foreign exchange contracts	—	—	(2,788)	—	(2,788)
Total	$—	$(15)	$(2,788)	$—	$(2,803)
Core Fixed Income Fund
Interest rate contracts	$48	$(2,651)	$—	$950	$(1,653)
Foreign exchange contracts	—	—	(2,054)	—	(2,054)
Credit contracts	—	—	—	(525)	(525)
Total	$48	$(2,651)	$(2,054)	$425	$(4,232)
U.S. Fixed Income Fund
Interest rate contracts	$10	$45	$—	$285	$340
Foreign exchange contracts	—	—	(50)	—	(50)
Credit contracts	—	—	—	(85)	(85)
Total	$10	$45	$(50)	$200	$205
Multi-Asset Accumulation Fund
Interest rate contracts	$—	$1,427	$—	$208	$1,635
Equity contracts	—	(5,577)	—	1,053	(4,524)
Foreign exchange contracts	—	—	1,200	—	1,200
Commodity contracts	—	2,775	—	394	3,169
Total	$—	$(1,375)	$1,200	$1,655	$1,480
Multi-Asset Income Fund
Interest rate contracts	$(399)	$—	$—	$—	$(399)
Equity contracts	78	—	—	—	78
Total	$(321)	$—	$—	$—	$(321)
Multi-Asset Inflation Managed Fund
Interest rate contracts	$—	$(149)	$—	$(174)	$(323)
Equity contracts	(177)	—	—	1,394	1,217
Foreign exchange contracts	—	—	(599)	—	(599)
Commodity contracts	41	174	—	44	259
Credit contracts	—	—	—	6	6
Total	$(136)	$25	$(599)	$1,270	$560

SEI Institutional Managed Trust / Annual Report / September 30, 2012	227

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

September 30, 2012

Derivatives Not Accounted for as Hedging Instruments:	Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Multi-Asset Capital Stability Fund
Interest rate contracts	$(40)	$166	$—	$—	$126
Equity contracts	—	(1,021)	—	—	(1,021)
Foreign exchange contracts	—	—	465	—	465
Credit contracts	—	—	—	525	525
Total	$(40)	$(855)	$465	$525	$95

The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

Written options transactions entered into during the year or period ended September 30, 2012 are summarized as follows:

	Core Fixed Income Fund
	Number of Contracts	Premium ($ Thousands)
Balance at the beginning of year	10,890,242	$789
Written	95,839,544	1,570
Expired	(73,474,498)	(735)
Closing buys	(29,264,479)	(1,260)
Balance at the end of year	3,990,809	$364

		U.S. Fixed Income Fund
	Number of Contracts	Premium ($ Thousands)
Balance at the beginning of year	1,490,000	$17
Written	60	31
Expired	—	—
Closing buys	(30)	(14)
Balance at the end of year	1,490,030	$34

		Multi-Asset Income Fund(1)
	Number of Contracts	Premium ($ Thousands)
Balance at the beginning of period	—	$—
Written	4,343	557
Exercised	(931)	(52)
Closing buys	(291)	(45)
Balance at the end of period	3,121	$460

	Multi-Asset Inflation Managed Fund(1)
	Number of Contracts	Premium ($ Thousands)
Balance at the beginning of period	$—	$—
Written	2,143	972
Expired	(45)	(34)
Closing buys	(915)	(535)
Balance at the end of period	$1,183	$403

Written swaptions transactions entered into during the year or period ended September 30, 2012 are summarized as follows:

	Multi-Asset Capital Stability Fund(1)
	Notional Amount ($ Thousands)	Premium ($ Thousands)
Balance at the beginning of period	$—	$—
Written	151,500	525
Expired	—	—
Closing buys	—	—
Balance at the end of period	$151,500	$525

(1)	Commenced operation on April 9, 2012.

At September 30, 2012 the Funds had cash and/or securities at least equal to the value of written options/written swaptions.

5. BASIS FOR CONSOLIDATION FOR THE MULTI-ASSET ACCUMULATION FUND AND MULTI-ASSET INFLATION MANAGED FUND

The consolidated Schedules of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and the Financial Highlights of the Multi-Asset Accumulation Fund and Multi-Asset Inflation Managed Fund include the accounts of their respective Subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation for the Funds. Each of the Subsidiaries has a fiscal year end of September 30th for financial statement consolidation purposes and a nonconforming tax year end of August 31.

The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (“IRC”). Each Subsidiary’s taxable income is included in the calculation of the relevant Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the Funds either in the current period or carried forward to future periods.

The Multi-Asset Accumulation Fund and Multi-Asset Inflation Managed Fund may each invest up to 25% of their total assets in its respective Subsidiary.

A summary of the Funds’ investments in the Subsidiaries are as follows:

	INCEPTION DATE OF SUBSIDIARY	SUBSIDIARY NET ASSETS AT SEPTEMBER 30, 2012 ($ THOUSANDS)	% OF TOTAL NET ASSETS AT SEPTEMBER 30, 2012
Accumulation Commodity Strategy Subsidiary, Ltd	April 9, 2012	$129,246	13.5%
Inflation Commodity Strategy Subsidiary, Ltd.	April 9, 2012	69,403	12.8%

228	SEI Institutional Managed Trust / Annual Report / September 30, 2012

6. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUB-ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements – SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

The Trust and SEI Investments Global Funds Services (the “Administrator”) are parties to an amended and restated Administration and Transfer Agency Agreement dated December 10, 2003 under which the Administrator provides administrative and transfer agency services to the Funds for annual fees, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) serves as each Fund’s Distributor under an amended and restated Distribution Agreement dated September 16, 2002. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation therefrom. Such plans provide fees payable to the Distributor, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund. Under both the Shareholder Servicing Plan and

Administrative Service Plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties. During the year ended September 30, 2012, the Distributor voluntarily waived a portion of its fee for all of the Funds except the U.S. Managed Volatility, Global Managed Volatility and Tax-Managed Managed Volatility Funds.

For the year ended September 30, 2012, the Distributor retained 100% of the shareholder servicing fees, less the shareholder servicing fee waiver, and 100% of the administration servicing fees.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. The waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntarily and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time. In addition, some Funds may participate in a commission recapture program where the Funds’ trades may be executed through the Funds’ distributor, and a portion of the commissions paid on those trades are then used to pay the Funds’ expenses.

The following is a summary of annual fees payable to the Adviser, Administrator and Distributor and the voluntary expense limitations for each fund:

	Advisory Fee	Administration Fee	Shareholder Servicing Fee	Administrative Servicing Fee	Voluntary Expense Limitation
Large Cap Fund
Class A	0.3900%	0.35%	0.25%	—	0.89%
Large Cap Value Fund
Class A	0.3500%	0.35%	0.25%	—	0.89%
Class I	0.3500%	0.35%	0.25%	0.25%	1.11%
Large Cap Growth Fund
Class A	0.4000%	0.35%	0.25%	—	0.89%
Class I	0.4000%	0.35%	0.25%	0.25%	1.11%
Tax-Managed Large Cap Fund
Class A	0.4000%	0.35%	0.25%	—	0.89%
Class Y	0.4000%	0.15%	0.15%	—	0.56%
S&P 500 Index Fund
Class A	0.0300%	0.22%	0.25%	—	0.43%
Class E	0.0300%	0.22%	—	—	0.25%
Class I	0.0300%	0.22%	0.25%	0.25%	0.65%
Small Cap Fund
Class A	0.6500%	0.35%	0.25%	—	1.14%
Small Cap Value Fund
Class A	0.6500%	0.35%	0.25%	—	1.14%
Class I	0.6500%	0.35%	0.25%	0.25%	1.36%
Small Cap Growth Fund
Class A	0.6500%	0.35%	0.25%	—	1.11%
Class I	0.6500%	0.35%	0.25%	0.25%	1.36%
Tax-Managed Small/Mid Cap Fund
Class A	0.6500%	0.35%	0.25%	—	1.11%
Mid-Cap Fund
Class A	0.4000%	0.35%	0.25%	—	1.02%
Class I	0.4000%	0.35%	0.25%	0.25%	1.26%
U.S. Managed Volatility Fund
Class A	0.6500%	0.35%	0.25%	—	1.00%
Class I	0.6500%	0.35%	0.25%	0.25%	1.25%
Global Managed Volatility Fund
Class A	0.6500%	0.35%	0.25%	—	1.11%
Class I	0.6500%	0.35%	0.25%	0.25%	1.36%
Tax-Managed Managed Volatility Fund
Class A	0.6500%	0.35%	0.25%	—	1.00%

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2012	229

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

September 30, 2012

	Advisory Fee	Administration Fee	Shareholder Servicing Fee	Administrative Servicing Fee	Voluntary Expense Limitation
Real Estate Fund
Class A	0.6500%	0.35%	0.25%	—	1.14%
Class I	0.6500%	0.35%	0.25%	0.25%	1.36%
Enhanced Income Fund
Class A	0.4000%	0.35%	0.25%	—	0.60%
Class I	0.4000%	0.35%	0.25%	0.25%	0.85%
Core Fixed Income Fund
Class A	0.2750%	0.28%	0.25%	—	0.67%
Class I	0.2750%	0.28%	0.25%	0.25%	0.89%
U.S. Fixed Income
Class A	0.2750%	0.28%	0.25%	—	0.66%
High Yield Bond Fund
Class A	0.4875%	0.35%	0.25%	—	0.89%
Class I	0.4875%	0.35%	0.25%	0.25%	1.11%
Real Return
Class A	0.2200%	0.35%	0.25%	—	0.45%
Multi-Strategy Alternative Fund
Class A	1.5000%	0.35%	0.25%	—	0.63%*
Multi-Asset Accumulation Fund
Class A	0.7500%	0.35%	0.25%	—	1.17%
Multi-Asset Income Fund
Class A	0.6000%	0.35%	0.25%	—	0.80%
Multi-Asset Inflation Managed Fund
Class A	0.5500%	0.35%	0.25%	—	0.90%
Multi-Asset Capital Stability Fund
Class A	0.4000%	0.35%	0.25%	—	0.62%

*	Prior to October 11, 2011, the voluntary expense limitation was 0.50%.

As of September 30, 2012, SIMC has entered into investment sub-advisory agreements with the following parties:

Investment Sub-Adviser
Large Cap Fund
AQR Capital Management, LLC
AJO, L.P.
Brown Investment Advisory Incorporated
Delaware Management Company
LSV Asset Management
Waddell + Reed Investment Management Company
WestEnd Advisors LLC
Large Cap Value Fund
AJO, L.P.
Lazard Asset Management LLC
LSV Asset Management
Tocqueville Asset Management LP
Large Cap Growth Fund
Brown Investment Advisory Incorporated
Delaware Management Company
INTECH Investment Management, LLC
Tax-Managed Large Cap Fund
AQR Capital Management, LLC
AJO, L.P.
Brown Investment Advisory Incorporated
Delaware Management Company
LSV Asset Management
Parametric Portfolio Associates
Waddell + Reed Investment Management Company
WestEnd Advisors LLC
S&P 500 Index Fund

Investment Sub-Adviser
SSgA Funds Management, Inc.
Small Cap Fund
AllianceBernstein, L.P.
AQR Capital Management, LLC
Fiduciary Management Associates, LLC
Integrity Asset Management, LLC
JP Morgan Investment Management Company
Robeco Investment Management, Inc.
Timberline Asset Management LLC
Small Cap Value Fund
Artisan Partners, L.P.
Fiduciary Management Associates, LLC
Lee Munder Capital Group LLC
LSV Asset Management
Martingale Asset Management, L.P.
Robeco Investment Management, Inc.
Security Capital Research + Management
William Blair + Company, LLC
Small Cap Growth Fund
Alliance Bornstein, L.P.
AQR Capital Management, LLC
Janus Capital Management, LLC
J.P. Morgan Investment Management Inc.
Timberline Asset Management LLC
Tax-Managed Small/Mid Cap Fund
AllianceBernstein, L.P.
Century Capital Management, LLC
Lee Munder Capital Group LLC
LSV Asset Management
Parametric Portfolio Associates
Wellington Management Company, LLP

230	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Investment Sub-Adviser
William Blair + Company, LLC
Mid-Cap Fund
JP Morgan Investment Management Company
Lee Munder Capital Group LLC
Quantitative Management Associates LLC
U.S. Managed Volatility Fund
Analytic Investors, LLC
AJO, L.P.
LSV Asset Management
Global Managed Volatility Fund
Acadian Asset Management LLC
Analytic Investors, LLC
Tax-Managed Managed Volatility Fund
Analytic Investors LLC
AJO, L.P.
LSV Asset Management
Real Estate Fund
Security Capital Research and Management, Inc.
Urdang Capital Management
Enhanced Income Fund
Ares Management LLC
Wellington Management Company, LLP
Core Fixed Income Fund
Jennison Associates LLC
J.P. Morgan Investment Management Inc.
Metropolitan West Asset Management LLC
Wells Capital Management, Inc.
Western Asset Management Company
Western Asset Management Company Limited
U.S. Fixed Income Fund
Jennison Associates LLC
J.P. Morgan Investment Management, Inc.
Metropolitan West Asset Management LLC
Wells Capital Management, Inc.
Western Asset Management Company
Western Asset Management Company Limited
High Yield Bond Fund
Ares Management LLC
Brigade Capital Management, LLC
Delaware Management Company
Guggenheim Partners Asset Management, LLC
J.P. Morgan Investment Management, Inc.
Real Return Fund
Wellington Management Company, LLP
Multi-Strategy Alternative Fund
Turner Investment Partners, Inc.
Multi-Asset Accumulation Fund
AQR Capital Management, LLC
PanAgora Asset Management Inc.
Multi-Asset Income Fund
Guggenheim Partners Asset Management, LLC
Multi-Asset Inflation Managed Fund
AllianceBernstein, L.P.
Multi-Asset Capital Stability Fund
AllianceBernstein, L.P.

Under the investment sub-advisory agreements, each sub-adviser receives an annual fee paid by SIMC.

Other — The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission (“SEC”). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the six month period ended September 30, 2012 were as follows ($ Thousands):

Large Cap Fund	$108
Large Cap Value Fund	25
Large Cap Growth Fund	162
Tax-Managed Large Cap Fund	5
S&P 500 Index Fund	33
Small Cap Fund	45
Small Cap Value Fund	59
Small Cap Growth Fund	49
Tax-Managed Small/Mid Cap Fund	45
Mid-Cap Fund	4

$535

Payments to Affiliates — Certain officers and/or trustees of the Trust are also officers of the Administrator or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Administrator or Distributor.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board.

LSV Asset Management (a partially owned subsidiary of SIMC) serves as the sub-adviser to the Large Cap, Large Cap Value, Tax-Managed Large Cap, Small Cap Value, Tax-Managed Small/Mid Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds. For this service LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the year ended September 30, 2012 were as follows ($ Thousands):

Large Cap Fund	$328
Large Cap Value Fund	512
Tax-Managed Large Cap Fund	339
Small Cap Value Fund	347
Tax-Managed Small/Mid Cap Fund	145
U.S. Managed Volatility Fund	627
Tax-Managed Managed Volatility Fund	375

$2,673

SEI Institutional Managed Trust / Annual Report / September 30, 2012	231

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

September 30, 2012

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of the Funds’ expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on the Funds’ expense ratio, as a percentage of the Funds’ average daily net assets for the year ended September 30, 2012, can be found on the Statement of Operations and Financial Highlights, respectively.

Investment in Affiliated Security — The Funds may invest excess cash in the SEI Daily Income Trust Prime Obligation Fund, an affiliated money market fund. Additionally, the Funds may invest the cash collateral from the securities lending program in the SEI Liquidity Fund, L.P.

Affiliated Transaction — On February 25, 2011, the S&P 500 Index Fund participated in a transaction with an affiliated fund. The Fund sold securities in the amount of $767,016,288 resulting in realized gains of $40,460,815.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“The Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in The Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula annually reviewed by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

During the year ended September 30, 2012, the Trust borrowed funds from the SEI Liquid Asset Trust, Prime Obligation Fund. The amount borrowed, interest paid on the borrowing and the corresponding interest rate were as follows ($ Thousands):

	Borrowing Date	Maturity Date	Amount Borrowed	Interest Paid	Interest Rate
High Yield Bond Fund	05/24/12	05/25/12	$12,668	$—	0.35%
High Yield Bond Fund	05/25/12	05/29/12	25,791	1	0.35
High Yield Bond Fund	06/01/12	06/04/12	34,708	1	0.37
High Yield Bond Fund	06/04/12	06/05/12	16,753	—	0.37
High Yield Bond Fund	06/05/12	06/06/12	41,401	—	0.37
High Yield Bond Fund	06/06/12	06/07/12	37,133	—	0.37
Real Estate Fund	04/02/12	04/04/12	18,117	—	0.33
Real Return Fund	09/14/12	09/17/12	18,497	—	0.37

232	SEI Institutional Managed Trust / Annual Report / September 30, 2012

7. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Funds were as follows (Thousands):

For the years or period ended September 30, 2012

	Large Cap Fund		Large Cap Value Fund		Large Cap Growth Fund		Tax-Managed Large Cap Fund		S&P 500 Index Fund
	2012	2011	2012	2011	2012	2011	2012	2011	2012	2011
Class A:
Shares Issued	62,172	76,628	11,183	15,386	7,259	11,453	26,227	33,056	41,251 (3)	29,348
Shares Issued in Lieu of Cash Distributions	10,721	5,309	1,199	1,248	60	288	1,134	1,037	754	284
Shares Redeemed	(100,390)	(61,580)	(22,504)	(33,831)	(19,009)	(28,552)	(30,133)	(34,953)	(15,513)	(31,813	)(1)
Total Class A Transactions	(27,497)	20,357	(10,122)	(17,197)	(11,690)	(16,811)	(2,772)	(860)	26,492	(2,181)
Class E:
Shares Issued	—	—	—	—	—	—	—	—	3,283	12,648
Shares Issued in Lieu of Cash Distributions	—	—	—	—	—	—	—	—	122	553
Shares Redeemed	—	—	—	—	—	—	—	—	(4,203)	(8,142)
Total Class E Transactions	—	—	—	—	—	—	—	—	(798)	5,059
Class I:
Shares Issued	—	—	95	125	90	142	—	—	58	54
Shares Issued in Lieu of Cash Distributions	—	—	5	7	—	1	—	—	2	2
Shares Redeemed	—	—	(175)	(333)	(94)	(210)	—	—	(78)	(91)
Total Class I Transactions	—	—	(75)	(201)	(4)	(67)	—	—	(18)	(35)
Class Y:
Shares Issued	—	—	—	—	—	—	—	18	—	—
Shares Issued in Lieu of Cash Distributions	—	—	—	—	—	—	1	1	—	—
Shares Redeemed	—	—	—	—	—	—	(8)	(201)	—	—
Total Class Y Transactions	—	—	—	—	—	—	(7)	(182)	—	—
Increase (Decrease) in Share Transactions	(27,497)	20,357	(10,197)	(17,398)	(11,694)	(16,878)	(2,779)	(1,042)	25,676	2,843

	Small Cap Fund		Small Cap Value Fund		Small Cap Growth Fund		Tax-Managed Small/Mid Cap Fund		Mid-Cap Fund
	2012	2011	2012	2011	2012	2011	2012	2011	2012	2011
Class A:
Shares Issued	13,738	15,415	3,211	5,548	2,571	4,689	6,528	7,540	2,223	4,700
Shares Issued in Lieu of Cash Distributions	3,129	1,753	213	179	—	—	81	56	18	31
Shares Redeemed	(14,389)	(15,817)	(7,662)	(13,960)	(5,546)	(11,437)	(5,817)	(10,796)	(2,780)	(7,665)
Total Class A Transactions	2,478	1,351	(4,238)	(8,233)	(2,975)	(6,748)	792	(3,200)	(539)	(2,934)
Class E:
Shares Issued	—		—		—		—	—	—	12,648
Shares Issued in Lieu of Cash Distributions	—		—		—		—	—	—	553
Shares Redeemed	—		—		—		—	—	—	(8,142)
Total Class E Transactions	—		—		—		—	—	—	5,059
Class I:
Shares Issued	—	—	85	106	56	113	—	—	30	35
Shares Issued in Lieu of Cash Distributions	—	—	2	2	—	—	—	—	—	—
Shares Redeemed	—	—	(122)	(284)	(113)	(166)	—	—	(37)	(11)
Total Class I Transactions	—	—	(35)	(176)	(57)	(53)	—	—	(7)	24
Increase (Decrease) in Share Transactions	2,478	1,351	(4,273)	(8,409)	(3,032)	(6,801)	792	(3,200)	(546)	2,149

SEI Institutional Managed Trust / Annual Report / September 30, 2012	233

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

September 30, 2012

	U.S. Managed Volatility Fund		Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund		Real Estate Fund		Enhanced Income Fund
	2012	2011	2012	2011	2012	2011	2012	2011	2012	2011
Class A:
Shares Issued	28,302	25,913	55,533	44,541	16,046	12,304	6,828	4,879	10,282	18,045
Shares Issued in Lieu of Cash Distributions	619	450	—	—	1,401	292	106	227	455	416
Shares Redeemed	(22,790)	(25,421)	(22,060)	(23,526)	(6,869)	(9,577)	(6,360)	(11,962)	(11,057)	(15,277)
Total Class A Transactions	6,131	942	33,473	21,015	10,578	3,019	574	(6,856)	(320)	3,184
Class E:
Shares Issued	—		—		—		—		—
Shares Issued in Lieu of Cash Distributions	—		—		—		—		—
Shares Redeemed	—		—		—		—		—
Total Class E Transactions	—		—		—		—		—
Class I:
Shares Issued	180	8	46	12	—	—	26	39	6	1
Shares Issued in Lieu of Cash Distributions	1	—	—	—	—	—	—	1	—	—
Shares Redeemed	(135)	(6)	(15)	(18)	—	—	(23)	(27)	—	—
Total Class I Transactions	46	2	31	(6)	—	—	3	13	6	1
Increase (Decrease) in Share Transactions	6,177	944	33,504	21,009	10,578	3,019	577	(6,843)	(314)	3,185

	Core Fixed Income Fund		U.S. Fixed Income Fund		High Yield Bond Fund		Real Return Fund		Multi-Strategy Alternative Fund
	2012	2011	2012	2011	2012	2011	2012	2011	2012	2011
Class A:
Shares Issued	46,620	52,351	51,929	52,968	167,236	128,071	15,146	23,421	16,164	18,501
Shares Issued in Lieu of Cash Distributions	6,771	6,214	4,181	4,890	13,916	13,788	583	985	565	312
Shares Redeemed	(62,860)	(76,072)	(64,094)	(48,184)	(140,594)	(158,177)	(24,391)	(12,072)	(12,406)	(7,546)
Total Class A Transactions	(9,469)	(17,507)	(7,984)	9,674	40,558	(16,318)	(8,662)	12,334	4,323	11,267
Class E:
Shares Issued	—		—		—		—		—
Shares Issued in Lieu of Cash Distributions	—		—		—		—		—
Shares Redeemed	—		—		—		—		—
Total Class E Transactions	—		—		—		—		—
Class I:
Shares Issued	347	487	—	—	4,859	2,215	—	—	—	—
Shares Issued in Lieu of Cash Distributions	37	33	—	—	77	30	—	—	—	—
Shares Redeemed	(510)	(706)	—	—	(3,156)	(2,364)	—	—	—	—
Total Class I Transactions	(126)	(186)	—	—	1,780	(119)	—	—	—	—
Increase (Decrease) in Share Transactions	(9,595)	(17,693)	(7,984)	9,674	42,338	(16,437)	(8,662)	12,334	4,323	11,267

	Multi-Asset Accumulation Fund (2)	Multi-Asset Income Fund (2)	Multi-Asset Inflation Managed Fund (2)	Multi-Asset Capital Stability Fund (2)
	2012	2012	2012	2012
Class A:
Shares Issued	101,691	9,035	57,992	37,711
Shares Issued in Lieu of Cash Distributions	298	110	233	1
Shares Redeemed	(10,638)	(981)	(4,715)	(3,393)
Total Class A Transactions	91,351	8,164	53,510	34,319
Increase in Share Transactions	91,351	8,164	53,510	34,319

(1)	Includes redemptions as a result of an affiliated transaction (see Note 6).
(2)	Commenced operations on April 9, 2012.
(3)	Includes subscriptions as a result of in-kind transfers of securities (See Note 12).
Amounts designated as “—” are zero or have been rounded to zero.

234	SEI Institutional Managed Trust / Annual Report / September 30, 2012

8. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale of securities, other than temporary cash investments and futures, during the year ended September 30, 2012, were as follows:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Large Cap Fund
Purchases	$—	$765,223	$765,223
Sales	—	1,252,132	1,252,132
Large Cap Value Fund
Purchases	—	487,393	487,393
Sales	—	663,149	663,149
Large Cap Growth Fund
Purchases	—	1,186,664	1,186,664
Sales	—	1,467,823	1,467,823
Tax-Managed Large Cap Fund
Purchases	—	907,708	907,708
Sales	—	960,606	960,606
S&P 500 Index Fund*
Purchases	—	1,328,479	1,328,479
Sales	—	342,234	342,234
Small Cap Fund
Purchases	—	268,660	268,660
Sales	—	284,469	284,469
Small Cap Value Fund
Purchases	—	211,717	211,717
Sales	—	283,234	283,234
Small Cap Growth Fund
Purchases	—	335,692	335,692
Sales	—	385,250	385,250
Tax-Managed Small/Mid Cap Fund
Purchases	—	205,210	205,210
Sales	—	198,364	198,364
Mid-Cap Fund
Purchases	—	64,695	64,695
Sales	—	73,337	73,337
U.S. Managed Volatility Fund
Purchases	—	341,518	341,518
Sales	—	274,279	274,279
Global Managed Volatility Fund
Purchases	—	597,486	597,486
Sales	—	308,747	308,747

	U.S. Gov’t ($Thousands)	Other ($Thousands)	Total ($Thousands)
Tax-Managed Managed Volatility Fund
Purchases	$—	$199,461	$199,461
Sales	—	104,896	104,896
Real Estate Fund
Purchases	—	125,948	125,948
Sales	—	118,665	118,665
Enhanced Income Fund
Purchases	128,878	47,722	176,600
Sales	125,455	38,125	163,580
Core Fixed Income Fund
Purchases	6,352,106	702,145	7,054,251
Sales	6,470,282	799,295	7,269,577
U.S Fixed Income Fund
Purchases	2,416,451	440,649	2,857,100
Sales	2,502,652	471,808	2,974,460
High Yield Bond Fund
Purchases	—	1,131,245	1,131,245
Sales	—	869,158	869,158
Real Return Fund
Purchases	469,339	—	469,339
Sales	567,552	—	567,552
Multi-Strategy Alternative Fund
Purchases	—	356,007	356,007
Sales	—	298,755	298,755
Multi-Asset Accumulation Fund (1)
Purchases	275,977	403,246	679,223
Sales	91,920	96,485	188,405
Multi-Asset Income Fund (1)
Purchases	—	57,314	57,314
Sales	—	8,401	8,401
Multi-Asset Inflation Managed Fund (1)
Purchases	356,498	255,553	612,051
Sales	44,413	48,971	93,384
Multi-Asset Capital Stability Fund (1)
Purchases	418,694	112,300	530,994
Sales	278,936	25,032	303,968
(1)	Commenced operations on April 9, 2012.
*	Includes in-kind transactions (See Note 12).

9. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of The Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds have each requested private letter rulings from the Internal Revenue Service (“IRS”) concluding that the income generated from their investment in their respective Subsidiaries, each of which invests in commodity-linked derivatives, will be “qualifying income” for regulated investment company (“RIC”) qualification purposes, regardless of whether actual distributions are made to the Funds by the respective Subsidiary.

In July 2011, the IRS suspended the issuance of private letter rulings regarding the investment by RICs into controlled foreign corporations which principally invest in commodities, such as the Subsidiaries, indicating that it was reconsidering its policies surrounding the issuance of these rulings. The IRS subsequently stated that it intends to issue public guidance regarding the use of controlled foreign corporations by RICs to indirectly invest in commodities. It is unclear whether this guidance will continue to permit or somehow restrict the distributions from controlled foreign corporations to be treated as “qualifying income” for purposes of the RIC qualification rules. As a result, there can be no assurance that the IRS will grant the private letter ruling requested by the Funds. The IRS, however, has informally indicated that any guidance regarding the treatment of distributions from controlled foreign corporations will be prospective in application and provide for transition periods for affected RICs. While the private letter ruling request is pending with the IRS, the Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds have secured an opinion of counsel based on customary representations that actual distributions made to the Funds should be treated as “qualifying income.” If the IRS does issue public guidance that results in an adverse determination relating to the treatment of income and gain to the Funds from controlled foreign corporations such as the Subsidiaries, the Funds would likely need to significantly change their investment strategies, which could adversely affect such Funds.

SEI Institutional Managed Trust / Annual Report / September 30, 2012	235

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

September 30, 2012

The Real Estate Fund has a tax year that ends on December 31. The following tax disclosures are representative as of September 30, 2012, except for the permanent reclassification and tax character of distributions, which are as of December 31, 2011. Accordingly, the disclosures are for informational use by shareholders and are subject to change attributable to activity through the end of the tax year-ended December 31, 2012.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to different treatment for gains and losses on paydowns of mortgage- and asset-backed securities for tax purposes, return of capital, investments in swaps, investments in passive foreign investment companies, investments in partnerships, municipal bonds, collateralized debt obligations, distribution reclassification, REIT income reclassification, foreign currency transactions, accretion and amortization on defaulted bonds and net operating losses have been reclassified to/from the following accounts as of September 30, 2012:

	Paid-in-Capital ($Thousands)	Undistributed Net Investment Income/(Loss) ($Thousands)	Accumulated Realized Gain/(loss) ($Thousands)
Large Cap Fund	$—	$154	$(154)
Large Cap Value Fund	—	58	(58)
Large Cap Growth Fund	—	177	(177)
Tax-Managed Large Cap Fund	—	134	(134)
S&P 500 Index Fund	—	185	(185)
Small Cap Fund	—	377	(377)
Small Cap Value Fund	—	399	(399)
Small Cap Growth Fund	—	339	(339)
Tax-Managed Small/Mid Cap Fund	—	157	(157)
Mid-Cap Fund	—	31	(31)
U.S. Managed Volatility Fund	—	128	(128)
Global Managed Volatility Fund	—	(8,534)	8,534
Tax-Managed Managed Volatility Fund	—	23	(23)
Real Estate Fund	—	1,644	(1,644)
Enhanced Income Fund	—	(238)	238
Core Fixed Income Fund	—	5,898	(5,898)
U.S. Fixed Income Fund	—	2,007	(2,007)
High Yield Bond Fund	—	(11,180)	11,180
Real Return Fund	—	1,860	(1,860)
Multi-Strategy Alternative Fund	—	2,719	(2,719)
Multi-Asset Accumulation Fund	—	2,569	(2,569)
Multi-Asset Income Fund	—	(170)	170
Multi-Asset Inflation Managed Fund	(1,875)	(2,981)	4,856
Multi-Asset Capital Stability Fund	—	(1,349)	1,349

The tax character of dividends and distributions paid during the fiscal years or periods ended September 30, 2012 and September 30, 2011 (unless otherwise indicated) was as follows:

		Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Large Cap Fund	2012	$35,557	$90,150	$—	$125,707
	2011	55,525	6,999	—	62,524
Large Cap Value Fund	2012	20,539	—	—	20,539
	2011	21,714	—	—	21,714
Large Cap Growth Fund	2012	1,505	—	—	1,505
	2011	6,587	—	—	6,587
Tax-Managed Large Cap Fund	2012	15,527	—	—	15,527
	2011	13,825	—	—	13,825
S&P 500 Index Fund	2012	32,210	—	—	32,210
	2011	30,225	—	—	30,225
Small Cap Fund	2012	9,269	24,667	—	33,936
	2011	18,003	2,754	—	20,757
Small Cap Value Fund	2012	3,845	—	—	3,845
	2011	3,323	—	—	3,323
Small Cap Growth Fund	2012	—	—	—	—
	2011	—	—	—	—
Tax-Managed Small/Mid Cap Fund	2012	1,060	—	—	1,060
	2011	741	—	—	741
Mid-Cap Fund	2012	468	—	—	468
	2011	671	—	—	671
U.S. Managed Volatility Fund	2012	8,988	—	—	8,988
	2011	5,926	—	—	5,926
Global Managed Volatility Fund	2012	—	—	—	—
	2011	—	—	—	—
Tax-Managed Managed Volatility Fund	2012	5,630	11,412	—	17,042
	2011	3,483	—	—	3,483
Real Estate Fund	2012	1,533	—	—	1,533
	2011	2,958	—	—	2,958
Enhanced Income Fund	2012	3,714	—	—	3,714
	2011	3,390	—	—	3,390
Core Fixed Income Fund	2012	84,243	—	—	84,243
	2011	74,340	—	—	74,340
U.S. Fixed Income Fund	2012	43,325	6,695	—	50,020
	2011	50,305	3,680	—	53,985

236	SEI Institutional Managed Trust / Annual Report / September 30, 2012

		Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
High Yield Bond Fund	2012	$123,816	$—	$—	$123,816
	2011	122,263	—	—	122,263
Real Return Fund	2012	6,814	71	—	6,885
	2011	11,366	42	—	11,408
Multi-Strategy Alternative Fund	2012	5,784	—	—	5,784
	2011	3,346	—	—	3,346
Multi-Asset Accumulation Fund	2012	3,211	—	—	3,211
Multi-Asset Income Fund	2012	1,276	—	—	1,276
Multi-Asset Inflation Managed Fund	2012	588	13	1,875	2,476
Multi-Asset Capital Stability Fund	2012	6	—	—	6

As of fiscal year ended September 30, 2012, the components of Distributable Earnings/(Accumulated Losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Late-Year Loss Deferral ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributions Earnings (Accumulated Losses) ($ Thousands)
Large Cap Fund	$19,306	$59,186	$—	$—	$—	$230,153	$(8)	$308,637
Large Cap Value Fund	4,490	—	(238,417)	—	—	90,017	(35)	(143,945)
Large Cap Growth Fund	1,615	—	(140,636)	—	—	179,719	17	40,715
Tax-Managed Large Cap Fund	4,907	—	(311,840)	(11,778)	—	402,048	(29)	83,308
S&P 500 Index Fund	11,850	—	(6,792)	(1,081)	—	965,233	33	969,243
Small Cap Fund	369	12,453	—	—	—	18,500	(59)	31,263
Small Cap Value Fund	604	—	(48,128)	—	—	(14)	(14)	(47,552)
Small Cap Growth Fund	1	—	(172,229)	—	—	8,351	(171)	(164,048)
Tax-Managed Small/Mid Cap Fund	295	—	(8,838)	—	—	36,812	(51)	28,218
Mid-Cap Fund	119	—	(16,903)	(657)	—	2,873	(2)	(14,570)
U.S. Managed Volatility Fund	3,005	1,897	—	—	—	85,918	—	90,820
Global Managed Volatility Fund	9,136	—	(17,504)	—	—	80,325	(2,057)	69,900
Tax-Managed Managed Volatility Fund	3,771	9,555	—	—	—	69,913	—	83,239
Real Estate Fund	2,229	—	(43,117)	—	—	45,881	728	5,721
Enhanced Income Fund	775	—	(123,817)	(330)	—	(3,168)	—	(126,540)
Core Fixed Income Fund	2,220	—	(26,396)	(3,986)	—	97,365	(18,112)	51,091
U.S. Fixed Income Fund	24,311	3,320	—	—	—	44,567	(8,548)	63,650
High Yield Bond Fund	10,998	—	(137,337)	—	—	54,592	(10,212)	(81,959)
Real Return Fund	6,286	—	—	(180)	—	6,490	(1,960)	10,636
Multi-Strategy Alternative Fund	177	—	(4,659)	(1,959)	—	(4,052)	(99)	(10,592)
Multi-Asset Accumulation Fund	23,960	8,439	—	—	—	13,934	(2,668)	43,665
Multi-Asset Income Fund	840	—	—	—	—	2,053	(353)	2,540
Multi-Asset Inflation Managed Fund	—	—	—	—	—	7,520	36	7,556
Multi-Asset Capital Stability Fund	1,689	597	—	—	(989)	3,829	(961)	4,165

Post October losses represent losses realized on investment transactions from November 1, 2011 through September 30, 2012 that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year. Deferred Late-Year Losses represent ordinary losses realized on investment transactions from January 1, 2012 through September 30, 2012 and specified losses realized on investment transactions from October 1, 2011 through September 30, 2012, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

	Expires 2019 ($ Thousands)	Expires 2018 ($ Thousands)	Expires 2017 ($ Thousands)	Expires 2016 ($ Thousands)	Expires 2015 ($ Thousands)	Total Capital Loss Carryforwards ($ Thousands)
Large Cap Value Fund	$—	$238,417	$—	$—	$—	$238,417
Large Cap Growth Fund	—	140,636	—	—	—	140,636
Tax-Managed Large Cap Fund	—	264,576	47,264	—	—	311,840
S&P 500 Index Fund	—	6,792	—	—	—	6,792
Small Cap Value Fund	—	48,128	—	—	—	48,128
Small Cap Growth Fund	—	172,229	—	—	—	172,229
Tax-Managed Small/Mid Cap Fund	—	8,838	—	—	—	8,838
Mid-Cap Fund	—	14,531	2,372	—	—	16,903
Global Managed Volatility Fund	—	17,504	—	—	—	17,504
Real Estate Fund	—	—	43,117	—	—	43,117
Enhanced Income Fund	26,775	61,656	31,835	3,427	124	123,817
High Yield Bond Fund	3,086	61,490	63,877	3,037	5,847	137,337
Multi-Strategy Alternative Fund	1,945	—	—	—	—	1,945

SEI Institutional Managed Trust / Annual Report / September 30, 2012	237

Notes to Financial Statements/Consolidated Notes to Financial Statements (Continued)

September 30, 2012

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Tem Loss	Long-Term Loss	Total*
Core Fixed Income Fund	$—	$26,396	$26,396
Multi-Strategy Alternative Fund	611	2,103	2,714

*	This table should be used in conjunction with the capital loss carryforwards table.

During the fiscal year ended September 30, 2012, the following Funds utilized capital loss carryforward to offset capital gains and/or had expired capital loss carryforwards:

	Utilized Capital Loss Carry/forwards ($ Thousands)	Expired Capital Loss Carry/forwards ($ Thousands)
Large Cap Value Fund	$65,195	$—
Large Cap Growth Fund	179,347	—
Tax-Managed Large Cap Fund	21,437	—
S&P 500 Index Fund	25,516	—
Small Cap Value Fund	32,688	—
Small Cap Growth Fund	21,208	—
Tax-Managed Small/Mid Cap Fund	14,109	—
Mid-Cap Fund	717	—
U.S. Managed Volatility Fund	46,055	—
Global Managed Volatility Fund	26,128	—
Enhanced Income Fund	402	—
High Yield Bond Fund	23,776	—

For Federal income tax purposes, the cost of securities owned at September 30, 2012, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to investments in partnerships that captures losses from other securities, and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at September 30, 2012, were as follows:

	Federal Tax Cost ($Thousands)	Appreciated Securities ($Thousands)	Depreciated Securities ($Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Large Cap Fund	$1,340,618	$285,153	$(55,000)	$230,153
Large Cap Value Fund	1,394,142	224,496	(134,480)	90,016
Large Cap Growth Fund	1,297,549	232,032	(52,313)	179,719
Tax-Managed Large Cap Fund	1,624,309	479,508	(77,460)	402,048
S&P 500 Index Fund	2,201,046	1,017,802	(52,569)	965,233
Small Cap Fund	285,786	33,152	(14,652)	18,500
Small Cap Value Fund	480,413	50,565	(50,579)	(14)

	Federal Tax Cost ($Thousands)	Appreciated Securities ($Thousands)	Depreciated Securities ($Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Small Cap Growth Fund	$373,057	$34,182	$(25,831)	$8,351
Tax-Managed Small/Mid Cap Fund	314,484	59,276	(22,464)	36,812
Mid-Cap Fund	94,297	8,516	(5,643)	2,873
U.S. Managed Volatility Fund	548,505	100,607	(14,694)	85,913
Global Managed Volatility Fund	805,966	96,069	(17,606)	78,463
Tax-Managed Managed Volatility Fund	371,587	77,510	(7,597)	69,913
Real Estate Fund	188,316	58,442	(12,561)	45,881
Enhanced Income Fund	170,612	1,472	(4,639)	(3,167)
Core Fixed Income Fund	2,238,849	138,458	(38,203)	100,255
U.S. Fixed Income Fund	919,753	48,907	(4,110)	44,797
High Yield Bond Fund	1,771,989	92,123	(36,112)	56,011
Real Return Fund	275,015	6,647	(158)	6,489
Multi-Strategy Alternative Fund	347,602	3,593	(7,635)	(4,042)
Multi-Asset Accumulation Fund	780,756	11,581	(105)	11,476
Multi-Asset Income Fund	93,669	3,035	(839)	2,196
Multi-Asset Inflation Managed Fund	581,428	13,626	(5,935)	7,691
Multi-Asset Capital Stability Fund	228,062	6,358	(3,874)	2,484

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of September 30, 2012, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

10. SECURITIES LENDING

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

238	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include the SEI Liquidity Fund L.P., and the Fund bears all of the gains and losses on such investment. There is no guarantee that these investments will not lose value.

11. CONCENTRATIONS/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, Management believes that, based on experience, the risk of loss from such claims is considered remote.

In the normal course of business, the Multi-Strategy Alternative Fund invests substantially in underlying funds that are comprised of fixed income and equity securities in specific industries and that may engage in short selling activities, writing option contracts, and equity swaps, and therefore, the Fund may be affected by events in these industries. The Fund’s Prospectus provides a description of concentration and risk associated with the different investments in the underlying affiliated investment companies.

The market values of the Core Fixed Income, U.S. Fixed Income, High Yield Bond and Multi-Asset Funds’ investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

12. IN-KIND TRANSFER OF SECURITIES

During the year ended September 30, 2012, the S&P 500 Index Fund issued shares of beneficial interest in exchange for securities. The securities were transferred at their current value on the date of the transaction.

Transaction Date	Shares Issued	Value
09/28/12	1,755,134	$69,836,796

13. RECENT ACCOUNTING PRONOUNCEMENT

In December 2011, the FASB issued a further update to the guidance “Balance Sheet – Disclosures about Offsetting Assets and Liabilities”. The amendments to this standard require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The amended guidance is effective for interim and annual reporting periods beginning after January 1, 2013. At this time, management is evaluating the implications of this update and its impact on the financial statements has not been determined.

14. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no disclosures and/or adjustments were required to the Financial Statements.

SEI Institutional Managed Trust / Annual Report / September 30, 2012	239

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders

SEI Institutional Managed Trust:

We have audited the accompanying statements of assets and liabilities of SEI Institutional Managed Trust (the Trust), comprised of the Large Cap Fund, Large Cap Value Fund, Large Cap Growth Fund, Tax-Managed Large Cap Fund, S&P 500 Index Fund, Small Cap Fund, Small Cap Value Fund, Small Cap Growth Fund, Tax-Managed Small/Mid Cap Fund, Mid-Cap Fund, U.S. Managed Volatility Fund, Global Managed Volatility Fund, Tax-Managed Managed Volatility Fund, Real Estate Fund, Enhanced Income Fund, Core Fixed Income Fund, U.S. Fixed Income Fund, High Yield Bond Fund, Real Return Fund, Multi-Strategy Alternative Fund, Multi-Asset Income Fund and the Multi-Asset Capital Stability Fund (twenty-two of the twenty-four funds comprising the Trust), including the schedules of investments and summary schedules of investments, as of September 30, 2012, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. We have also audited the accompanying consolidated statements of assets and liabilities of the Multi-Asset Accumulation Fund and the Multi-Asset Inflation Managed Fund (two of the twenty-four funds comprising the Trust), including the consolidated schedules of investments, as of September 30, 2012, and the related consolidated statements of operations, the consolidated statements of changes in net assets, and the consolidated financial highlights for the period from April 9, 2012 (commencement of operations) through September 30, 2012. These financial statements and consolidated financial statements and financial highlights and consolidated financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and consolidated financial statements and financial highlights and consolidated financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and consolidated financial statements and financial highlights and consolidated financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2012, by correspondence with the custodians and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and consolidated financial statements and financial highlights and consolidated financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds comprising SEI Institutional Managed Trust as of September 30, 2012, the results of their operations, the changes in their net assets and the financial highlights for the years or periods described in the first paragraph, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

November 29, 2012

240	SEI Institutional Managed Trust / Annual Report / September 30, 2012

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

The following chart lists Trustees and Officers as of September 30, 2012.

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
INTERESTED TRUSTEES
Robert A. Nesher One Freedom Valley Drive Oaks, PA 19456 65 yrs. old	Chairman of the Board of Trustees*	since 1982	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	96	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI Global Master Fund, plc, SEI Global Assets Fund, plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited, SEI Investments — Global Fund Services, Limited, SEI Investments (Europe), Limited, SEI Global Nominee Ltd., SEI Structured Credit Fund, L.P.
William M. Doran One Freedom Valley Drive Oaks, PA 19456 71 yrs. old	Trustee*	since 1982	Self-employed consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI, SIMC, the Administrator and the Distributor. Secretary of SEI since 1978.	96	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI since 1974. Director of the Distributor since 2003. Director of SEI Investments — Global Fund Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Investments (Asia), SEI Global Nominee Ltd., Limited and SEI Asset Korea Co., Ltd.
TRUSTEES
George J. Sullivan, Jr. One Freedom Valley Drive Oaks, PA 19456 69 yrs. old	Trustee	since 1996	Retired since January 2012. Self- Employed Consultant, Newfound Consultants Inc. since April 1997- December 2011.	96	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, State Street Navigator Securities Lending Trust, and SEI Structured Credit Fund, L.P., member of the independent review committee for SEI’s Canadian-registered mutual funds.

*	Messrs. Nesher and Doran are Trustees who may be deemed as “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with SIMC and the Trust’s Distributor.
[1]

Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

[2]

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, Adviser Managed Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Alpha Strategy Portfolios, L.P. and New Covenant Funds.

SEI Institutional Managed Trust / Annual Report / September 30, 2012	241

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
TRUSTEES (continued)
Rosemarie B. Greco One Freedom Valley Drive Oaks, PA 19456 65 yrs. old	Trustee	since 1999	Director, Governor’s Office of Health Care Reform, Commonwealth of Pennsylvania from 2003 to 2008.	96	Director, Sunoco, Inc.; Director, Excelon Corporation; Trustee, Pennsylvania Real Estate Investment Trust.
Nina Lesavoy One Freedom Valley Drive Oaks, PA 19456 54 yrs. old	Trustee	since 2003	Founder and Managing Director, Avec Capital since 2008. Managing Director, Cue Capital from March 2002-March 2008.	96	Director of SEI Structured Credit Fund, L.P.
James M. Williams One Freedom Valley Drive Oaks, PA 19456 64 yrs. old	Trustee	since 2004	Vice President and Chief Investment Officer, J. Paul Getty Trust, Non-Profit Foundation for Visual Arts, since December 2002.	96	Trustee/Director of Ariel Mutual Funds, and SEI Strucured Credit Fund, L.P.
Mitchell A. Johnson One Freedom Valley Drive Oaks, PA 19456 70 yrs. old	Trustee	Since 2007	Private Investor since 1994.	96	Trustee of the Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, and Bishop Street Funds
Hubert L. Harris, Jr. One Freedom Valley Drive Oaks, PA 19456 68 yrs. old	Trustee	since 2008	Retired since December 2005. Chief Executive Officer and Chair of the Board of Directors, AMVESCAP Retirement, Inc., 1997-December 2005. Chief Executive Officer, INVESCO North America, September 2003-December 2005.	96	Director of Colonial BancGroup, Inc. and St. Joseph’s Translational Research Institute; Chair of the Board of Trustees, Georgia Tech Foundation, Inc. (nonprofit corporation); Board of Councilors of the Carter Center.
OFFICERS
Robert A. Nesher One Freedom Valley Drive Oaks, PA 19456 65 yrs. old	President and CEO	since 2005	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	N/A	N/A
Peter A. Rodriguez One Freedom Valley Drive Oaks, PA 19456 50 yrs. old	Controller and Chief Financial Officer	since 2011	Director, Fund Accounting, SEI Investments Global Funds Services (March 2011, September 2002 to March 2005 and 1997- 2002); Director, Mutual Fund Trading, SEI Private Trust Company (May 2009 to February 2011); Director, Asset Data Services, Global Wealth Services (June 2006 to April 2009); Director, Portfolio Accounting, SEI Investments Global Funds Services (March 2005 to June 2006)	N/A	N/A
Russell Emery One Freedom Valley Drive Oaks, PA 19456 49 yrs. old	Chief Compliance Officer	since 2006	Chief Compliance Officer of SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Institutional Investments Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, and Bishop Street Funds, since March 2006. Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolios, LP since June 2007. Chief Compliance Officer of Adviser Managed Trust since December 2010. Chief Compliance Officer of New Covenant Funds since February 2012.	N/A	N/A

242	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
OFFICERS (continued)
Timothy D. Barto One Freedom Valley Drive Oaks, PA 19456 44 yrs. old	Vice President and Secretary	since 2002	General Counsel, Vice President and Secretary of SIMC and the Administrator since 2004. Vice President and Assistant Secretary of SEI since 2001. Vice President of SIMC and the Administrator since 1999.	N/A	N/A
Aaron Buser One Freedom Valley Drive Oaks, PA 19456 42 yrs. old	Vice President and Assistant Secretary	since 2008	Vice President and Assistant Secretary of SIMC since 2007. Associate at Stark & Stark (2004-2007).	N/A	N/A
David F. McCann One Freedom Valley Drive Oaks, PA 19456 36 yrs. old	Vice President and Assistant Secretary	since 2009	Vice President and Assistant Secretary of SIMC since 2008. Attorney, Drinker Biddle & Reath, LLP (law firm), May 2005-October 2008. Attorney, Pepper Hamilton, LLP (law firm), September 2001-May 2005.	N/A	N/A
Stephen G. MacRae One Freedom Valley Drive Oaks, PA 19456 48 yrs. old	Vice President	since 2012	Director of Global Investment Product Management, January 2004 to present.	N/A	N/A
Keri E. Rohn One Freedom Valley Drive Oaks, PA 19456 31 yrs. old	Privacy Officer and Anti-Money Laundering Compliance Officer	since 2009	Compliance Officer of SEI Investments Company since June 2003.	N/A	N/A

[1]

Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

[2]

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, Adviser Managed Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Alpha Strategy Portfolios, L.P. and New Covenant Funds.

SEI Institutional Managed Trust / Annual Report / September 30, 2012	243

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 4/1/12	Ending Account Value 9/30/12	Annualized Expense Ratios	Expense Paid During Period*
Large Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,012.30	0.89%	$4.49
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.54	0.89%	$4.51
Large Cap Value Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,019.00	0.89%	$4.50
Class I Shares	1,000.00	1,017.70	1.11	5.61
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.54	0.89%	$4.51
Class I Shares	1,000.00	1,019.44	1.11	5.61
Large Cap Growth Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,008.90	0.89%	$4.48
Class I Shares	1,000.00	1,008.00	1.11	5.58
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.54	0.89%	$4.51
Class I Shares	1,000.00	1,019.44	1.11	5.61

	Beginning Account Value 4/1/12	Ending Account Value 9/30/12	Annualized Expense Ratios	Expense Paid During Period*
Tax-Managed Large Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,014.30	0.89%	$4.49
Class Y Shares	1,000.00	1,016.20	0.56	2.84
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.54	0.89%	$4.51
Class Y Shares	1,000.00	1,022.19	0.56	2.84
S &P 500 Index Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,032.00	0.43%	$2.19
Class E Shares	1,000.00	1,032.80	0.25	1.28
Class I Shares	1,000.00	1,030.60	0.65	3.31
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.84	0.43%	$2.18
Class E Shares	1,000.00	1,023.74	0.25	1.28
Class I Shares	1,000.00	1,021.74	0.65	3.29
Small Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$989.00	1.14%	$5.68
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.29	1.14%	$5.77

244	SEI Institutional Managed Trust / Annual Report / September 30, 2012

	Beginning Account Value 4/1/12	Ending Account Value 9/30/12	Annualized Expense Ratios	Expense Paid During Period*
Small Cap Value Fund
Actual Fund Return
Class A Shares	$1,000.00	$991.30	1.14%	$5.69
Class I Shares	1,000.00	990.00	1.36	6.77
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.29	1.14%	$5.77
Class I Shares	1,000.00	1,018.19	1.36	6.87
Small Cap Growth Fund
Actual Fund Return
Class A Shares	$1,000.00	$985.70	1.11%	$5.52
Class I Shares	1,000.00	984.70	1.36	6.76
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.44	1.11%	$5.61
Class I Shares	1,000.00	1,018.19	1.36	6.87
Tax-Managed Small/Mid Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$995.10	1.11%	$5.55
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.44	1.11%	$5.61
Mid-Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$996.90	1.02%	$5.10
Class I Shares	1,000.00	995.80	1.26	6.31
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.89	1.02%	$5.16
Class I Shares	1,000.00	1,018.68	1.26	6.38
U.S. Managed Volatility Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,056.60	1.00%	$5.15
Class I Shares	1,000.00	1,054.80	1.25	6.43
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.99	1.00%	$5.06
Class I Shares	1,000.00	1,018.74	1.25	6.32
Global Managed Volatility Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,051.50	1.11%	$5.70
Class I Shares	1,000.00	1,050.00	1.36	6.97
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.44	1.11%	$5.61
Class I Shares	1,000.00	1,018.20	1.36	6.86
Tax-Managed Managed Volatility Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,045.80	1.00%	$5.12
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.99	1.00%	$5.06
Real Estate Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,024.70	1.14%	$5.78
Class I Shares	1,000.00	1,023.90	1.36	6.89
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.29	1.14%	$5.76
Class I Shares	1,000.00	1,018.19	1.36	6.87
Enhanced Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,022.10	0.60%	$3.04
Class I Shares	1,000.00	1,021.50	0.85	4.30
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,021.99	0.60%	$3.04
Class I Shares	1,000.00	1,020.74	0.85	4.30

	Beginning Account Value 4/1/12	Ending Account Value 9/30/12	Annualized Expense Ratios	Expense Paid During Period*
Core Fixed Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,053.70	0.67%	$3.45
Class I Shares	1,000.00	1,052.60	0.89	4.57
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,021.64	0.67%	$3.40
Class I Shares	1,000.00	1,020.55	0.89	4.50
U.S. Fixed Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,044.40	0.66%	$3.38
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,021.69	0.66%	$3.34
High Yield Bond Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,060.80	0.89%	$4.60
Class I Shares	1,000.00	1,054.40	1.11	5.70
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.54	0.89%	$4.51
Class I Shares	1,000.00	1,019.45	1.11	5.60
Real Return Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,006.80	0.45%	$2.27
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.74	0.45%	$2.28
Multi-Strategy Alternative Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,004.20	0.65%	$3.26
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,021.75	0.65%	$3.29

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period shown).

	Beginning Account Value 4/9/12	Ending Account Value 9/30/12	Annualized Expense Ratios	Expense Paid During Period
Multi-Asset Accumulation Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,055.10	1.17%	$5.75	*
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,018.31	1.17%	$5.65	**
Multi-Asset Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,053.70	0.89%	$4.38	*
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.64	0.89%	$4.31	**
Multi-Asset Inflation Managed Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,015.40	0.93%	$4.48	*
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.46	0.93%	$4.49	**
Multi-Asset Capital Stability Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,014.00	0.62%	$2.99	*
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.94	0.62%	$3.00	**

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 175/366 (to reflect the period since the commencement of operations.

**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period shown).

SEI Institutional Managed Trust / Annual Report / September 30, 2012	245

Board of Trustee Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited)

SEI Institutional Managed Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the series of the Trust (the “Funds”) and may manage the cash portion of the Funds’ assets. Pursuant to separate sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”) with SIMC, and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the initial approval of, as well as the continuation of, the Funds’ Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval(s). In connection with their consideration of such approval(s), the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust’s Board calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations. The Board also receives extensive data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC and the Sub-Advisers charge the Funds compared with the fees each charge to comparable mutual funds; (vi) the Funds’ overall fees and operating expenses compared with similar mutual funds; (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance systems; (ix) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (x) SIMC’s and the Sub-Advisers’ reputation, expertise and resources in domestic and/or international financial markets; and (xi) the Funds’ performance compared with similar mutual funds.

246	SEI Institutional Managed Trust / Annual Report / September 30, 2012

At the June 27, 2012 and September 19, 2012 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to act in their respective capacities for the Funds. The Board’s approval was based on its consideration and evaluation of a variety of specific factors discussed at the meeting and at prior meetings, including:

•

the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds;

•	the Funds’ investment performance and how it compared to that of other comparable mutual funds;

•	the Funds’ expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

•

the profitability of SIMC and the Sub-Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

•

the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. The Trustees found the level of SIMC’s and each Sub-Adviser’s professional staff and culture of compliance satisfactory. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

Fund Performance. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indices/benchmarks in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Funds. The Trustees found Fund performance satisfactory, and, where performance was below the benchmark, the Trustees were satisfied that appropriate steps were being taken. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

Fund Expenses. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in the Funds’ respective peer groups. The Trustees further considered the fact that the comparative fee analysis either showed that the various fees were below average or that there was a reasonable basis for the fee level. Finally, the Trustees considered the effects of SIMC’s voluntary waiver of management and other fees and the Sub-Advisers’ fees to prevent total Fund expenses from exceeding a specified cap and concluded that SIMC and the Sub-Advisers, through waivers, have maintained the Funds’ net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.

Profitability. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services

SEI Institutional Managed Trust / Annual Report / September 30, 2012	247

Board of Trustee Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited) (Concluded)

rendered to the Funds by SIMC and the Sub-Advisers and their affiliates. The Trustees found that profitability was reasonable and that the margin was not increasing despite growth in assets. When considering the profitability of the Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

248	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Notice to Shareholders (Unaudited)

For shareholders who do not have a September 30, 2012, taxable year end, this notice is for informational purposes only. For shareholders with a September 30, 2012, taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended September 30, 2012, the Funds are designating long term and qualifying dividend income with regard to distributions paid during the year as follows:

	(A) Return of Capital	(B) Long Term Capital Gains Distributions (Tax Basis)	(C) Ordinary Income Distributions (Tax Basis)	Total Distributions (Tax Basis)	(D) Dividends Qualifying for Corporate Dividends Rec. Deduction (1)
Large Cap Fund	0%	72%	28%	100%	64%
Large Cap Value Fund	0%	0%	100%	100%	100%
Large Cap Growth Fund	0%	0%	100%	100%	100%
Tax-Managed Large Cap Fund	0%	0%	100%	100%	100%
S&P 500 Index Fund	0%	0%	100%	100%	93%
Small Cap Fund	0%	73%	27%	100%	20%
Small Cap Value Fund	0%	0%	100%	100%	100%
Small Cap Growth Fund	0%	0%	0%	0%	0%
Tax-Managed Small/Mid Cap Fund	0%	0%	100%	100%	100%
Mid-Cap Fund	0%	0%	100%	100%	100%
U.S. Managed Volatility Fund	0%	0%	100%	100%	100%
Global Managed Volatility Fund(7)	0%	0%	0%	0%	0%
Tax-Managed Managed Volatility Fund	0%	67%	33%	100%	100%
Real Estate Fund	0%	0%	100%	100%	0%
Enhanced Income Fund	0%	0%	100%	100%	0%
Core Fixed Income Fund	0%	0%	100%	100%	0%
U.S. Fixed Income Fund	0%	13%	87%	100%	0%
High Yield Bond Fund	0%	0%	100%	100%	0%
Real Return Fund	0%	1%	99%	100%	0%
Mult-Strategy Alternative Fund	0%	0%	100%	100%	33%
Multi-Asset Accumulation Fund	0%	0%	100%	100%	0%
Multi-Asset Income Fund	0%	0%	100%	100%	0%
Multi-Asset Inflation Managed Fund	76%	0%	24%	100%	71%
Multi-Asset Capital Stability Fund	0%	0%	100%	100%	0%

	(E) Qualifying Dividend Income (15% Tax Rate for QDI) (2)	(F) U.S. Government Interest (3)	Interest Related Dividends (4)	Short-Term Capital Gain Dividends (5)
Large Cap Fund	64%	0%	0%	100%
Large Cap Value Fund	100%	0%	0%	0%
Large Cap Growth Fund	100%	0%	0%	0%
Tax-Managed Large Cap Fund	100%	0%	0%	0%
S&P 500 Index Fund	92%	0%	0%	0%
Small Cap Fund	20%	0%	0%	100%
Small Cap Value Fund	100%	0%	0%	0%
Small Cap Growth Fund	0%	0%	0%	0%
Tax-Managed Small/Mid Cap Fund	100%	0%	0%	0%
Mid-Cap Fund	100%	0%	0%	0%
U.S. Managed Volatility Fund	100%	0%	0%	0%
Global Managed Volatility Fund(7)	0%	0%	0%	0%
Tax-Managed Managed Volatility Fund	100%	0%	0%	100%
Real Estate Fund	0%	0%	0%	0%
Enhanced Income Fund	0%	0%	100%	0%
Core Fixed Income Fund	0%	6%	94%	100%
U.S. Fixed Income Fund	0%	8%	58%	100%
High Yield Bond Fund	0%	0%	99%	0%
Real Return Fund	0%	41%	1%	100%
Mult-Strategy Alternative Fund	46%	0%	0%	0%
Multi-Asset Accumulation Fund	0%	16%	0%	100%
Multi-Asset Income Fund	0%	0%	76%	0%
Multi-Asset Inflation Managed Fund	100%	0%	30%	100%
Multi-Asset Capital Stability Fund	0%	100%	13%	100%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

SEI Institutional Managed Trust / Annual Report / September 30, 2012	249

Notice to Shareholders (Unaudited) (Continued)

(4)	The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(5)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(6)	Information reflects Fund activity based on Fund’s December 31, 2011 tax reporting year.

(7)	The Fund intends to pass through a foreign tax credit to shareholders for fiscal year ended 2012, the total amount of foreign source income is $10,368,793. The total amount of foreign tax to be paid is $1,410,923. Your allocable share of the foreign tax credit will be reported on Form 1099 DIV.

Items (A) and (B) are based on the percentages of each Fund’s total distribution.

Items (C) and (D) are based on the percentage of ordinary income distributions of each Fund.

Item (E) is based on the percentage of gross income of each Fund.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.

250	SEI Institutional Managed Trust / Annual Report / September 30, 2012

SEI INSTITUTIONAL MANAGED TRUST ANNUAL REPORT SEPTEMBER 30, 2012

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Keri E. Rohn

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI-F-087 (9/12)

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer or any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has two audit committee financial experts serving on the audit committee.

(a) (2) The audit committee financial experts are George J. Sullivan, Jr. and Hubert L. Harris, Jr. Messrs. Sullivan and Harris are independent trustees as defined in Form N-CSR Item 3 (a) (2)

Item 4.	Principal Accountant Fees and Services.

Fees billed by KPMG LLP (KPMG) related to the Registrant.

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for the fiscal years 2012 and 2011 as follows:

		Fiscal 2012				Fiscal 2011
		All fees and services to the Registrant that were pre- approved		All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre- approved		All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees (1)	$628,750		$0	N/A	$545,000		$0	N/A
(b)	Audit-Related Fees	$20,000	(3)	$0	N/A	$25,000	(3)	$0	N/A
(c)	Tax Fees	$0		$5,000	N/A	$0		$0	N/A
(d)	All Other Fees (2)	$0		$236,000	N/A	$0		$234,500	N/A

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(2)	See section (g)(1).
(3)	Audit-related fees include amounts related to attestation reporting over compliance with an exemptive order under the federal securities laws.

(e)(1) The Registrant’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Registrant may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services: (1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	Fiscal 2012	Fiscal 2011
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not Applicable.

(g)(1) The aggregate non-audit fees and services billed by KPMG for the fiscal years 2012 and 2011 were $236,000 and $234,500, respectively. Non-audit fees consist of SSAE No. 16 review of fund accounting and administration operations, attestation report in accordance with Rule 17 Ad-13, agreed upon procedures report over certain internal controls related to compliance with federal securities laws and regulations and tax compliance and consulting services.

(h) During the past fiscal year, Registrant’s principal accountant provided certain non-audit services to Registrant’s investment adviser or to entities controlling, controlled by, or under common control with Registrant’s investment adviser that provide ongoing services to Registrant that were not subject to pre-

approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant’s Board of Trustees reviewed and considered these non-audit services provided by Registrant’s principal accountant to Registrant’s affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Items 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments

The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Large Cap Fund, Large Cap Value Fund, Large Cap Growth Fund, Tax-Managed Large Cap Fund, S&P 500 Index Fund, Small Cap Fund, Small Cap Value Fund, Small Cap Growth Fund, Tax-Managed Small/Mid Cap Fund, Mid-Cap Fund, U.S. Managed Volatility Fund, Global Managed Volatility Fund and Tax-Managed Managed Volatility Fund are listed below. The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Real Estate Fund, Enhanced Income Fund, Core Fixed Income Fund, U.S. Fixed Income Fund, High Yield Bond Fund, Real Return Fund Multi-Strategy Alternative Fund, Multi-Asset Accumulation Fund, Multi-Asset Income Fund, Multi-Asset Inflation Managed Fund and Multi-Asset Capital Stability Fund is included as part of the report to shareholders filed under Item 1 of this form.

Schedule of Investments

Large Cap Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.7%

Consumer Discretionary — 13.8%
Amazon.com *	21,480	$5,463
Apollo Group, Cl A * (A)	151,050	4,388
Autoliv (A)	17,400	1,078
Bed Bath & Beyond *	117,421	7,397
Best Buy (A)	187,600	3,225
Big Lots *	27,800	822
Cablevision Systems, Cl A	7,100	112
Career Education *	108,529	409
CBS, Cl B	270,390	9,823
Charter Communications, Cl A *	31,460	2,362
Coach	254,199	14,240
Comcast, Cl A	68,500	2,450
Dillard’s, Cl A (A)	23,300	1,685
DIRECTV *	64,100	3,363
Discovery Communications, Cl A *	65,650	3,915
DISH Network, Cl A	52,300	1,601
Foot Locker	33,600	1,193
Ford Motor	182,200	1,796
Fossil *	53,377	4,521
GameStop, Cl A (A)	79,600	1,672
Gannett (A)	57,600	1,022
Gap	75,300	2,694
General Motors *	75,800	1,724
Guess? (A)	11,500	292
Harley-Davidson	151,584	6,423
Harman International Industries	14,500	669
Hasbro (A)	8,500	324
Home Depot	91,680	5,535
Interpublic Group	96,300	1,071
ITT Educational Services * (A)	5,700	184
J.C. Penney (A)	24,420	593
Kohl’s	46,300	2,372
Lear	59,900	2,264
Liberty Media - Interactive, Cl A *	324,825	6,009
Liberty Ventures, Ser A *	0	0
Lowe’s	307,434	9,297
Macy’s	57,200	2,152
McDonald’s	33,800	3,101
MGM Mirage *	3,100	33
News, Cl A	179,000	4,391
News, Cl B	146,840	3,642
Nike, Cl B	132,929	12,616
Nordstrom	136,825	7,550
Polaris Industries	21,660	1,752
priceline.com *	11,150	6,899
RadioShack (A)	39,200	93
Ralph Lauren, Cl A	20,240	3,061
Staples (A)	286,600	3,302
Target	255,683	16,228
Tempur-Pedic International * (A)	16,900	505
Time Warner (A)	38,700	1,754
Time Warner Cable, Cl A	70,890	6,739
TJX	20,000	896
TRW Automotive Holdings *	15,300	669
Tupperware Brands	4,200	225

Description	Shares	Market Value ($ Thousands)

Under Armour, Cl A * (A)	67,080	$3,745
Walt Disney	151,197	7,905
Washington Post, Cl B (A)	700	254
Whirlpool	47,200	3,914
Wyndham Worldwide	45,100	2,367

		205,781

Consumer Staples — 9.1%
Altria Group	67,100	2,241
Anheuser-Busch InBev ADR	74,982	6,442
Archer-Daniels-Midland	161,600	4,392
Beam	53,850	3,099
Bunge	19,000	1,274
Church & Dwight	33,120	1,788
Coca-Cola	59,800	2,268
Coca-Cola Enterprises	26,400	825
ConAgra Foods	83,200	2,296
Constellation Brands, Cl A *	9,200	298
Costco Wholesale	163,654	16,386
CVS Caremark	155,100	7,510
Dean Foods *	104,300	1,705
Dr Pepper Snapple Group (A)	26,900	1,198
Estee Lauder, Cl A	282,708	17,406
Herbalife (A)	16,400	778
Hillshire Brands	30,000	803
Ingredion	16,500	910
Kimberly-Clark	32,600	2,797
Kraft Foods, Cl A	23,000	951
Kroger	215,700	5,077
Lorillard	10,400	1,211
Mead Johnson Nutrition, Cl A	139,422	10,217
PepsiCo	23,800	1,684
Philip Morris International	74,540	6,704
Procter & Gamble	75,000	5,202
Reynolds American (A)	19,900	862
Safeway (A)	61,100	983
Smithfield Foods *	41,300	812
Tyson Foods, Cl A	86,400	1,384
Walgreen	309,525	11,279
Wal-Mart Stores	56,900	4,199
Whole Foods Market	109,905	10,705

		135,686

Energy — 9.8%
Apache	20,500	1,773
Canadian Natural Resources	147,742	4,549
Chevron	191,200	22,286
ConocoPhillips	191,650	10,959
Core Laboratories	36,637	4,451
Devon Energy	21,700	1,313
EOG Resources	90,450	10,135
Exxon Mobil	288,600	26,392
FMC Technologies * (A)	122,058	5,651
Halliburton	38,600	1,300
Hess	42,400	2,278
HollyFrontier	7,800	322
Kinder Morgan	238,240	8,462
Marathon Oil	164,500	4,864
Marathon Petroleum	93,200	5,088
McDermott International *	29,900	365
Murphy Oil	73,400	3,941
Nabors Industries *	74,400	1,044
National Oilwell Varco	27,770	2,225

1	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Large Cap Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

Noble Energy	37,080	$3,438
Occidental Petroleum	24,400	2,100
Phillips 66	90,390	4,191
Schlumberger	126,596	9,157
Tesoro	71,100	2,979
Valero Energy	182,800	5,791
Western Refining (A)	34,000	890

		145,944

Financials — 13.7%
ACE	51,000	3,856
Aflac	76,400	3,658
Allstate	107,800	4,270
American Capital *	103,800	1,177
American Express	20,800	1,183
American Financial Group	55,247	2,094
Ameriprise Financial	59,600	3,379
Annaly Capital Management † (A)	58,200	980
Associated Banc-Corp	20,300	267
Assurant	124,100	4,629
AvalonBay Communities †	2,100	286
Axis Capital Holdings	5,400	189
Bank of America	374,700	3,308
Bank of New York Mellon	42,500	961
BB&T	27,900	925
Berkshire Hathaway, Cl B *	26,300	2,320
BlackRock	1,300	232
Boston Properties † (A)	2,400	265
Brandywine Realty Trust †	67,500	823
Capital One Financial	191,630	10,925
CBL & Associates Properties † (A)	35,800	764
Charles Schwab (A)	347,611	4,446
Chubb	24,000	1,831
Citigroup	370,000	12,106
CME Group (A)	74,200	4,252
CNA Financial	25,700	689
CommonWealth †	17,600	256
Discover Financial Services	184,300	7,322
Endurance Specialty Holdings	20,000	770
Equity Residential †	6,500	374
Everest Re Group	41,100	4,396
Fifth Third Bancorp	373,400	5,792
Fulton Financial	8,800	87
Genworth Financial, Cl A *	22,100	116
Goldman Sachs Group	65,500	7,446
Hartford Financial Services Group (A)	52,600	1,023
HCP †	8,700	387
Health Care †	2,900	167
Hospitality Properties Trust †	29,600	704
Host Hotels & Resorts † (A)	11,300	181
Huntington Bancshares	710,700	4,904
IntercontinentalExchange *	51,950	6,931
JPMorgan Chase	563,420	22,807
Keycorp	764,900	6,685
Kimco Realty † (A)	6,400	130
Lincoln National	73,600	1,780
Loews	32,500	1,341
Macerich †	2,200	126
MetLife	42,000	1,447

Description	Shares	Market Value ($ Thousands)
MFA Financial †	94,700	$805
Morgan Stanley	69,800	1,169
PartnerRe	16,200	1,203
PNC Financial Services Group	65,600	4,139
Popular *	32,970	575
Progressive (A)	305,700	6,340
ProLogis †	9,600	336
Protective Life (A)	38,700	1,014
Prudential Financial	37,300	2,033
Public Storage †	2,400	334
Regions Financial	598,900	4,318
Reinsurance Group of America, Cl A	36,600	2,118
Senior Housing Properties Trust †	28,600	623
Simon Property Group †	6,100	926
SLM	46,600	732
State Street	23,700	994
Torchmark	23,950	1,230
Travelers	84,300	5,754
Unum Group	76,700	1,474
US Bancorp	130,000	4,459
Validus Holdings	23,900	810
Ventas †	4,251	265
Vornado Realty Trust †	3,100	251
Wells Fargo	486,500	16,799
Weyerhaeuser †	8,900	233

		203,921

Health Care — 11.3%
Abbott Laboratories	62,000	4,251
Aetna	130,900	5,184
Alexion Pharmaceuticals *	23,560	2,695
Allergan	123,840	11,341
AmerisourceBergen (A)	25,100	972
Amgen	161,632	13,629
Baxter International	29,700	1,790
Bristol-Myers Squibb	9,900	334
Cardinal Health	37,900	1,477
Celgene *	106,766	8,157
Cigna	8,500	401
Community Health Systems *	48,200	1,404
Covance *	75,287	3,515
Covidien	53,110	3,156
DaVita *	51,817	5,369
Eli Lilly	36,800	1,745
Endo Pharmaceuticals Holdings *	18,600	590
Express Scripts Holding *	118,085	7,400
HCA Holdings	70,800	2,354
Health Net *	6,300	142
Hill-Rom Holdings	11,900	346
Humana	52,200	3,662
Idexx Laboratories * (A)	51,502	5,117
Intuitive Surgical *	10,366	5,137
Johnson & Johnson (A)	100,200	6,905
LifePoint Hospitals *	8,200	351
McKesson	43,400	3,734
Medtronic	19,600	845
Merck	275,200	12,411
Novo Nordisk ADR	45,350	7,157
Omnicare	62,500	2,123

2	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Large Cap Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

Perrigo (A)	36,000	$4,182
Pfizer	999,850	24,846
Questcor Pharmaceuticals (A)	19,800	366
United Therapeutics *	19,700	1,101
UnitedHealth Group	77,000	4,266
Warner Chilcott, Cl A	143,600	1,939
WellPoint	93,900	5,447
Zimmer Holdings	27,600	1,866

		167,707

Industrials — 7.9%
Aecom Technology *	6,500	138
AGCO *	53,700	2,550
Alaska Air Group *	20,300	712
Alliant Techsystems	10,049	504
Avery Dennison	8,600	274
Caterpillar	55,700	4,792
Copa Holdings, Cl A	2,200	179
Cummins	21,600	1,992
Danaher	102,638	5,660
Deere (A)	17,100	1,411
Delta Air Lines *	225,000	2,061
Eaton (A)	14,300	676
Engility Holdings *	9,333	172
Exelis	23,300	241
FedEx	9,600	812
Fluor	104,259	5,868
General Cable *	19,800	582
General Dynamics	25,900	1,712
General Electric	696,580	15,819
Honeywell International	36,480	2,180
Ingersoll-Rand	5,900	264
Kansas City Southern	41,840	3,171
KBR	75,500	2,251
L-3 Communications Holdings (A)	63,300	4,539
Lockheed Martin (A)	56,000	5,229
Manpower	3,200	118
Navistar International *	16,800	354
Norfolk Southern	22,600	1,438
Northrop Grumman (A)	111,300	7,394
Pall	104,680	6,646
Parker Hannifin	17,800	1,488
Pentair	25,520	1,136
Precision Castparts	42,833	6,996
Raytheon	65,000	3,715
Roper Industries	50,559	5,556
RR Donnelley & Sons (A)	57,000	604
Stericycle * (A)	66,543	6,023
Timken	40,200	1,494
Union Pacific	55,370	6,572
United Continental Holdings * (A)	74,200	1,447
United Technologies	12,500	979
URS	25,290	893
US Airways Group * (A)	63,900	668
Waste Management (A)	21,500	690

		118,000

Information Technology — 21.5%
Accenture, Cl A	136,461	9,556
Adobe Systems *	438,069	14,220
Altera	113,280	3,850

Description	Shares	Market Value ($ Thousands)
Amdocs	23,500	$775
Amphenol, Cl A	84,487	4,975
Ansys *	51,157	3,755
Apple	71,193	47,504
Autodesk * (A)	248,427	8,290
BMC Software *	171,650	7,122
Brocade Communications Systems *	206,500	1,222
CA	93,100	2,399
Cisco Systems	492,800	9,408
Citrix Systems *	52,005	3,982
Cognizant Technology Solutions, Cl A *	81,061	5,668
Computer Sciences	22,600	728
Comverse Technology *	54	0
CoreLogic *	9,100	241
Corning	133,400	1,754
Dell	183,600	1,810
DST Systems	9,317	527
EMC *	281,588	7,679
Fidelity National Information Services	23,200	724
Genpact	185,685	3,097
Google, Cl A *	30,430	22,959
Harris (A)	20,500	1,050
Hewlett-Packard	130,800	2,231
IAC	4,300	224
Ingram Micro, Cl A *	78,800	1,200
Intel	575,687	13,056
International Business Machines	50,300	10,435
Intuit	180,310	10,616
Kla-Tencor	16,700	797
Lender Processing Services	84,900	2,368
Lexmark International, Cl A (A)	21,700	483
Mastercard, Cl A	47,051	21,243
Microchip Technology (A)	64,710	2,119
Microsoft	301,200	8,970
National Instruments	133,291	3,355
NetApp *	145,921	4,798
Oracle	290,396	9,144
Polycom *	195,850	1,933
Qualcomm	382,010	23,872
SAIC (A)	196,800	2,370
Salesforce.com * (A)	33,623	5,134
Seagate Technology (A)	39,600	1,228
Symantec *	106,600	1,919
TE Connectivity	37,400	1,272
Tech Data *	21,200	960
Teradata *	77,900	5,874
Total System Services	8,400	199
VeriSign *	125,500	6,111
Visa, Cl A	86,550	11,622
Vishay Intertechnology * (A)	7,100	70
Western Digital	65,200	2,525
Xerox	140,500	1,031

		320,454

Materials — 2.9%
Agrium	30,000	3,104
Ashland (A)	11,100	795
Cabot	19,800	724

3	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Large Cap Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

CF Industries Holdings	23,600	$5,245
Cliffs Natural Resources (A)	9,600	376
Commercial Metals	25,900	342
Domtar	12,900	1,010
Dow Chemical	116,210	3,365
Eastman Chemical	27,000	1,539
Freeport-McMoRan Copper & Gold, Cl B	69,400	2,747
Huntsman	207,100	3,092
LyondellBasell Industries, Cl A	59,300	3,063
Monsanto	62,250	5,666
Newmont Mining	6,900	386
PPG Industries	1,300	149
Rock-Tenn, Cl A	10,500	758
Sherwin-Williams	18,540	2,761
Steel Dynamics	119,600	1,343
Syngenta ADR	79,100	5,921
United States Steel (A)	18,900	360

		42,746

Telecommunication Services — 2.7%
AT&T	474,650	17,895
Crown Castle International *	286,798	18,384
Sprint Nextel *	189,200	1,044
Verizon Communications	56,400	2,570

		39,893

Utilities — 2.0%
AES	150,000	1,645
Ameren	78,800	2,575
American Electric Power	159,500	7,008
Consolidated Edison	5,900	353
DTE Energy	20,100	1,205
Duke Energy	10,600	687
Edison International	62,500	2,856
Entergy	80,400	5,572
Exelon (A)	21,800	776
NV Energy	68,200	1,228
Public Service Enterprise Group	156,600	5,039

		28,944

Total Common Stock (Cost $1,159,799) ($ Thousands)		1,409,076

	Number of Warrants

WARRANTS — 0.0%
Kinder Morgan Expires 2017	98,496	344

Total Warrants (Cost $188) ($Thousands)		344

AFFILIATED PARTNERSHIP — 5.5%
SEI Liquidity Fund, L.P. 0.150%** †† (B)	81,863,917	81,864

Total Affiliated Partnership (Cost $81,864) ($ Thousands)		81,864

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENTS — 5.2%
Investors Cash Trust - Treasury Portfolio - DWS US Treasury Money Fund, 0.010%**	771,908	$772
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.070%** ††	77,033,470	77,033

Total Cash Equivalents (Cost $77,805) ($ Thousands)		77,805

U.S. TREASURY OBLIGATIONS (C) (D) — 0.1%
U.S. Treasury Bills
0.130%, 02/07/13	$170	170
0.088%, 01/31/13	1,513	1,512

Total U.S. Treasury Obligations (Cost $1,682) ($ Thousands)		1,682

Total Investments — 105.5% (Cost $1,321,338) ($ Thousands)		$1,570,771

A list of the open futures contracts held by the Fund at September 30, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
S&P 500 Index E-MINI	443	Dec-2012	$3
S&P Mid 400 Index E-MINI	39	Dec-2012	(58)

			$(55)

For the year ended September 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $1,488,259 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2012.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at September 30, 2012. The total market value of securities on loan at September 30, 2012 was $79,439 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan . The total market value of such securities as of September 30, 2012 was $81,864 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

4	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Large Cap Fund

September 30, 2012

The following is a summary of the inputs used as of September 30, 2012, in valuing the

Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,409,076	$—	$—	$1,409,076
Warrants	344	—	—	344
Affiliated Partnership	—	81,864	—	81,864
Cash Equivalents	77,805	—	—	77,805
U.S. Treasury Obligations	—	1,682	—	1,682

Total Investments in Securities	$1,487,225	$83,546	$—	$1,570,771

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(55)	$—	$—	$(55)

Total Other Financial Instruments	$(55)	$—	$—	$(55)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the year ended September 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

5	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Large Cap Value Fund

September 30 , 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.2%

Consumer Discretionary — 8.0%
Apollo Group, Cl A *	145,400	$4,224
Autoliv	33,900	2,101
Best Buy (A)	142,900	2,456
Cablevision Systems, Cl A	238,081	3,773
CBS, Cl B	85,100	3,092
Comcast, Cl A	166,000	5,895
Darden Restaurants	31,000	1,728
Delphi Automotive * (A)	86,930	2,695
Dillard’s, Cl A (A)	24,100	1,743
DIRECTV * (A)	89,800	4,711
Ford Motor (A)	603,000	5,945
GameStop, Cl A (A)	51,200	1,075
Gannett (A)	108,900	1,933
Gap	96,100	3,439
General Motors *	79,500	1,809
Gentex (A)	198,930	3,384
Interpublic Group	212,500	2,363
Kohl’s	66,600	3,411
Lear	89,000	3,363
Lowe’s	62,300	1,884
Macy’s	169,900	6,392
McGraw-Hill	78,105	4,264
Newell Rubbermaid	166,185	3,173
RadioShack (A)	71,700	171
Staples (A)	230,275	2,653
Target	88,000	5,585
Time Warner (A)	97,600	4,424
Time Warner Cable, Cl A	21,300	2,025
TJX	35,700	1,599
Viacom, Cl B	120,800	6,474
Whirlpool (A)	79,400	6,583
Wyndham Worldwide	63,300	3,322

		107,689

Consumer Staples — 7.9%
Archer-Daniels-Midland	202,900	5,515
Campbell Soup (A)	149,250	5,197
Coca-Cola	163,200	6,190
Coca-Cola Enterprises	57,700	1,805
Colgate-Palmolive	52,600	5,640
CVS Caremark (A)	312,700	15,141
Dean Foods *	178,400	2,917
Energizer Holdings	36,000	2,686
General Mills	50,800	2,024
Herbalife	27,700	1,313
HJ Heinz (A)	32,800	1,835
Ingredion	32,200	1,776
Kroger	370,200	8,714
Lorillard	15,600	1,816
Molson Coors Brewing, Cl B (A)	78,200	3,523
PepsiCo	39,060	2,764
Procter & Gamble	92,100	6,388
Ralcorp Holdings *	26,000	1,898
Safeway (A)	209,400	3,369
Smithfield Foods *	80,300	1,578
SUPERVALU (A)	111,437	269
SYSCO (A)	98,300	3,074
Unilever	75,800	2,689
Walgreen	243,100	8,859

Description	Shares	Market Value ($ Thousands)

Wal-Mart Stores	133,510	$9,853

		106,833

Energy — 15.4%
Anadarko Petroleum	26,200	1,832
Apache (A)	87,925	7,603
Baker Hughes	89,235	4,036
Chesapeake Energy	194,450	3,669
Chevron	351,600	40,982
ConocoPhillips (A)	284,100	16,245
Devon Energy	42,300	2,559
Exxon Mobil	584,075	53,414
Halliburton	146,800	4,946
Hess	81,100	4,357
Marathon Oil	261,100	7,721
Marathon Petroleum	172,800	9,433
Murphy Oil	197,650	10,612
Nabors Industries *	98,000	1,375
National Oilwell Varco	39,600	3,172
Noble Energy	27,300	2,531
Occidental Petroleum	84,400	7,263
Phillips 66	55,800	2,587
QEP Resources	61,300	1,941
Schlumberger	53,585	3,876
Tesoro	190,800	7,995
Valero Energy	289,800	9,181
Western Refining (A)	62,000	1,623

		208,953

Financials — 22.0%
ACE	77,000	5,821
Aflac	249,975	11,969
Allied World Assurance
Holdings	21,100	1,630
Allstate	216,200	8,564
American Express	136,650	7,770
Ameriprise Financial	154,800	8,776
Annaly Capital Management † (A)	70,600	1,189
Assurant (A)	162,000	6,043
Bank of America	452,300	3,994
Bank of New York Mellon	80,300	1,816
BlackRock	8,600	1,533
Capital One Financial	109,900	6,265
CBL & Associates Properties †	83,500	1,782
CBRE Group, Cl A * (A)	261,415	4,813
Chubb	24,000	1,831
Citigroup	665,760	21,783
Discover Financial Services	229,900	9,134
Endurance Specialty Holdings	39,000	1,501
Everest Re Group	95,135	10,176
Fidelity National Financial, Cl A	286,981	6,138
Fifth Third Bancorp	673,800	10,451
Goldman Sachs Group	95,400	10,845
Hartford Financial Services Group (A)	200,100	3,890
Hospitality Properties Trust †	128,100	3,046
Huntington Bancshares	1,083,400	7,475
Invesco	99,000	2,474
JPMorgan Chase	768,400	31,105
Keycorp	751,100	6,565
Lazard, Cl A (A)	157,019	4,590

1	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Large Cap Value Fund

September 30 , 2012

Description	Shares	Market Value ($ Thousands)

Lincoln National	86,300	$2,087
MetLife	152,900	5,269
Morgan Stanley	136,300	2,282
PNC Financial Services Group	120,900	7,629
Protective Life	88,700	2,325
Prudential Financial	88,000	4,797
Regions Financial	846,800	6,105
Reinsurance Group of America, Cl A	31,300	1,811
Senior Housing Properties Trust †	58,200	1,267
State Street	46,200	1,938
Travelers	116,700	7,966
Unum Group	79,300	1,524
US Bancorp	275,800	9,460
Wells Fargo	962,800	33,246
Weyerhaeuser †	266,400	6,964

		297,639

Health Care — 13.1%
Abbott Laboratories	28,700	1,968
Aetna	342,100	13,547
AmerisourceBergen (A)	69,300	2,683
Amgen	105,500	8,895
Baxter International	118,730	7,155
Cardinal Health	55,100	2,147
CareFusion * (A)	91,100	2,586
Cigna	32,800	1,547
Community Health Systems *	30,300	883
Coventry Health Care	19,300	805
Covidien	41,500	2,466
Endo Pharmaceuticals Holdings *	33,500	1,063
Forest Laboratories *	155,500	5,537
HCA Holdings	73,800	2,454
Humana	44,900	3,150
Johnson & Johnson (A)	221,975	15,296
McKesson	97,400	8,379
Merck	418,400	18,870
Myriad Genetics *	95,955	2,590
Pfizer	1,656,000	41,151
St. Jude Medical	96,725	4,075
United Therapeutics *	38,400	2,146
UnitedHealth Group	166,600	9,231
Warner Chilcott, Cl A	132,500	1,789
WellPoint	192,200	11,150
Zimmer Holdings	85,800	5,802

		177,365

Industrials — 9.7%
AGCO * (A)	108,200	5,137
Boeing	61,125	4,255
Caterpillar	75,600	6,505
Cummins	20,900	1,927
Deere (A)	43,000	3,547
Delta Air Lines *	328,300	3,007
Dover	43,300	2,576
Emerson Electric	75,600	3,649
Engility Holdings *	9,516	175
General Dynamics	24,800	1,640
General Electric	1,062,225	24,123
GrafTech International * (A)	397,970	3,578
Honeywell International	41,200	2,462

Description	Shares	Market Value ($ Thousands)

Illinois Tool Works (A)	69,300	$4,121
Ingersoll-Rand	124,570	5,583
ITT (A)	195,345	3,936
KBR	30,400	907
L-3 Communications Holdings	57,100	4,095
Lockheed Martin (A)	52,200	4,874
Navistar International *	31,800	671
Norfolk Southern	23,800	1,514
Northrop Grumman	214,750	14,266
Oshkosh Truck *	79,500	2,181
Parker Hannifin (A)	40,400	3,377
Raytheon	102,600	5,865
Rockwell Collins	60,930	3,268
RR Donnelley & Sons (A)	144,100	1,527
SPX	27,600	1,805
Teleflex	61,350	4,223
Textron (A)	63,500	1,662
Timken	40,000	1,487
Union Pacific	21,900	2,600

		130,543

Information Technology — 10.7%
Adobe Systems *	151,000	4,901
Amdocs	57,500	1,897
Apple	2,234	1,491
Automatic Data Processing	83,800	4,916
BMC Software *	40,400	1,676
Brocade Communications
Systems *	316,200	1,870
CA	188,400	4,854
Cisco Systems	1,397,600	26,680
Corning	197,800	2,601
Cree * (A)	47,150	1,204
Dell	202,200	1,994
EMC *	69,000	1,881
Google, Cl A *	7,175	5,414
Harris (A)	42,100	2,157
Hewlett-Packard	141,900	2,421
Ingram Micro, Cl A *	87,400	1,331
Intel	676,975	15,354
International Business
Machines	12,100	2,510
Lender Processing Services	59,100	1,648
LSI Logic *	486,580	3,362
Mastercard, Cl A	5,095	2,300
Microsoft	610,700	18,187
Oracle	114,500	3,606
Riverbed Technology * (A)	221,100	5,145
SAIC (A)	219,700	2,645
Seagate Technology (A)	67,100	2,080
Symantec *	204,900	3,688
TE Connectivity	118,400	4,027
Tech Data *	65,300	2,958
Texas Instruments	60,300	1,661
Total System Services	176,100	4,174
Vishay Intertechnology * (A)	103,400	1,016
Western Digital	51,400	1,991
Xerox	222,600	1,634

		145,274

Materials — 5.1%
Agrium	46,100	4,770
CF Industries Holdings	34,400	7,645

2	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Large Cap Value Fund

September 30 , 2012

Description	Shares	Market Value ($ Thousands)

CRH ADR	177,250	$3,403
Domtar	36,100	2,826
Dow Chemical (A)	155,200	4,495
E.I. Du Pont de Nemours (A)	156,300	7,857
Eastman Chemical	43,500	2,480
Freeport-McMoRan Copper & Gold, Cl B	102,400	4,053
Huntsman	408,800	6,103
Newmont Mining	171,300	9,594
Owens-Illinois *	371,100	6,962
Potash Corp of Saskatchewan	43,600	1,893
Sealed Air (A)	186,862	2,889
WR Grace *	69,190	4,088

		69,058

Telecommunication Services — 2.0%
AT&T	591,500	22,300
Verizon Communications (A)	101,300	4,616

		26,916

Utilities — 3.3%
AES	338,000	3,708
Ameren	102,600	3,352
American Electric Power	184,200	8,094
DTE Energy	35,200	2,110
Edison International	126,300	5,771
Entergy	97,300	6,743
NV Energy	86,800	1,563
Pinnacle West Capital	36,900	1,948
PPL	61,200	1,778
Public Service Enterprise Group	227,200	7,311
Sempra Energy	25,900	1,670

		44,048

Total Common Stock (Cost $1,198,684) ($ Thousands)		1,314,318

EXCHANGE TRADED FUND — 0.6%
SPDR Gold Shares	46,650	8,025

Total Exchange Traded Fund (Cost $6,822) ($ Thousands)		8,025

AFFILIATED PARTNERSHIP —9.1%
SEI Liquidity Fund, L.P. 0.150%** †† (B)	128,605,910	123,443

Total Affiliated Partnership (Cost $128,606) ($ Thousands)		123,443

CASH EQUIVALENT — 2.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.070%** ††	38,372,409	38,372

Total Cash Equivalent (Cost $38,372) ($ Thousands)		38,372
Total Investments — 109.8% (Cost $1,372,484) ($ Thousands)		$1,484,158

Percentages are based on Net Assets of $1,352,073 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2012.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at September 30, 2012. The total market value of securities on loan at September 30, 2012 was $124,766 ($ Thousands).

(B)	This security was purchased with cash collateral received from securities lending. The total market value of such securities as of September 30, 2012 was $123,443 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

SPDR — Standard & Poor’s Depository Receipts

The following is a summary of the inputs used as of September 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,314,318	$—	$—	$1,314,318
Exchange Traded Fund	8,025	—	—	8,025
Affiliated Partnership	—	123,443	—	123,443
Cash Equivalent	38,372	—	—	38,372

Total Investments in Securities	$1,360,715	$123,443	$—	$1,484,158

For the year ended September 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

3	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Large Cap Growth Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.9% ‡

Consumer Discretionary — 17.0%
Advance Auto Parts	43,800	$2,998
AMC Networks, Cl A * (A)	22,800	992
American Eagle Outfitters	73,000	1,539
Apollo Group, Cl A *	159,625	4,637
Ascena Retail Group *	54,900	1,178
Autozone *	8,969	3,316
Bally Technologies *	4,100	203
Big Lots *	7,100	210
Carter’s *	26,300	1,416
CBS, Cl B	55,600	2,020
Chico’s FAS	21,000	380
Chipotle Mexican Grill, Cl A * (A)	11,200	3,556
Cinemark Holdings	13,800	310
Coach	272,368	15,258
Comcast, Cl A	68,200	2,439
Delphi Automotive * (A)	3,500	108
Discovery Communications, Cl A *	37,600	2,242
Dollar General *	51,200	2,639
Dollar Tree * (A)	135,800	6,556
DR Horton	11,500	237
Dunkin’ Brands Group (A)	19,000	555
Expedia	22,800	1,319
Foot Locker	15,300	543
Fossil *	122,356	10,364
Gap	77,000	2,755
Garmin (A)	3,800	159
Genuine Parts	8,300	507
GNC Holdings, Cl A (A)	43,900	1,711
H&R Block	54,400	943
Harley-Davidson	83,800	3,551
Home Depot	257,900	15,569
Lamar Advertising, Cl A *	6,200	230
Las Vegas Sands (A)	18,600	862
Liberty Global, Cl A *	14,100	857
Liberty Media - Interactive, Cl A *	760,335	14,066
Limited Brands	71,400	3,517
Lowe’s	58,000	1,754
Macy’s	14,100	530
Marriott International, Cl A (A)	129,600	5,067
Mattel	110,900	3,935
McDonald’s	68,400	6,276
Michael Kors Holdings *	3,200	170
News, Cl A	7,800	191
Nike, Cl B	144,300	13,695
NVR *	900	760
Omnicom Group	5,100	263
O’Reilly Automotive *	88,400	7,392
PetSmart	58,900	4,063
Polaris Industries	21,700	1,755
priceline.com *	30,900	19,119
Ross Stores	131,800	8,514
Sally Beauty Holdings *	66,800	1,676
Scripps Networks Interactive, Cl A	12,500	765
Staples (A)	673,550	7,759
Starbucks	124,000	6,293

Description	Shares	Market Value ($ Thousands)

Target	2,000	$127
Tempur-Pedic International * (A)	3,100	93
Time Warner Cable, Cl A	15,000	1,426
TJX	300,800	13,473
Tractor Supply	7,500	742
TripAdvisor *	39,800	1,310
Ulta Salon Cosmetics & Fragrance	12,600	1,213
Under Armour, Cl A * (A)	16,500	921
Walt Disney	82,000	4,287
Wyndham Worldwide	82,000	4,303
Yum! Brands	57,400	3,808

		231,422

Consumer Staples — 6.8%
Altria Group	335,397	11,199
Brown-Forman, Cl B	2,100	137
Church & Dwight	12,700	686
Coca-Cola	3,200	121
Costco Wholesale	119,301	11,945
CVS Caremark	7,600	368
Dean Foods *	26,100	427
Dr Pepper Snapple Group (A)	4,600	205
Estee Lauder, Cl A	213,272	13,131
Fresh Market *	7,500	450
Kimberly-Clark	7,700	660
Lorillard	300	35
McCormick	6,300	391
Mead Johnson Nutrition, Cl A	177,429	13,002
Monster Beverage *	129,200	6,998
Nu Skin Enterprises, Cl A (A)	4,000	155
Philip Morris International	192,797	17,340
Walgreen	384,575	14,014
Whole Foods Market	9,200	896

		92,160

Energy — 7.5%
Canadian Natural Resources	339,845	10,464
Cheniere Energy *	39,800	619
Concho Resources *	6,000	568
Continental Resources * (A)	16,700	1,284
Core Laboratories	83,211	10,109
EOG Resources	212,575	23,819
FMC Technologies * (A)	288,689	13,366
Kinder Morgan	608,655	21,619
Oceaneering International	10,500	580
Pioneer Natural Resources (A)	4,500	470
Schlumberger	186,129	13,463
Sunoco (A)	48,400	2,267
Williams (A)	120,500	4,214

		102,842

Financials — 5.1%
Allied World Assurance Holdings	12,500	966
American Express	6,700	381
Apartment Investment & Management, Cl A †	16,600	431
Arthur J. Gallagher	25,100	899
Charles Schwab (A)	787,934	10,078
CME Group	174,350	9,990
Digital Realty Trust † (A)	61,900	4,324

1	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Large Cap Growth Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

Extra Space Storage †	43,000	$1,430
Federated Investors, Cl B (A)	16,500	341
IntercontinentalExchange *	122,000	16,276
Kilroy Realty † (A)	2,100	94
LPL Financial Holdings	26,100	745
Mid-America Apartment Communities †	800	52
Post Properties †	8,900	427
Progressive (A)	716,736	14,865
Public Storage †	14,100	1,962
Regency Centers †	16,100	785
Simon Property Group †	25,400	3,856
Taubman Centers †	10,000	767
Weyerhaeuser †	20,500	536

		69,205

Health Care — 11.6%
Abbott Laboratories	35,100	2,407
Alexion Pharmaceuticals * (A)	111,700	12,779
Allergan	225,150	20,619
AMERIGROUP *	3,500	320
Amgen	46,600	3,929
Ariad Pharmaceuticals * (A)	83,600	2,025
Biogen Idec *	7,900	1,179
Catamaran *	46,600	4,565
Celgene *	5,900	451
Covance * (A)	173,180	8,086
Covidien	1,800	107
DaVita *	127,720	13,233
Edwards Lifesciences *	2,900	312
Express Scripts Holding *	274,692	17,215
Idexx Laboratories * (A)	117,084	11,632
Incyte * (A)	51,700	933
Intuitive Surgical *	43,763	21,690
Medivation * (A)	46,200	2,604
Novo Nordisk ADR	106,332	16,780
Perrigo (A)	87,900	10,211
Regeneron Pharmaceuticals * (A)	41,100	6,274
Salix Pharmaceuticals *	14,400	610

		157,961

Industrials — 8.3%
Ametek	11,000	390
BE Aerospace *	46,300	1,949
Carlisle	1,800	93
Caterpillar	104,675	9,006
Chicago Bridge & Iron	1,700	65
Copa Holdings, Cl A	6,000	488
Danaher (A)	235,277	12,976
Delta Air Lines *	225,800	2,068
Donaldson (A)	12,400	430
Dun & Bradstreet	12,500	995
Equifax	14,900	694
Fastenal (A)	120,200	5,168
Flowserve	1,700	217
Fluor	237,089	13,343
Fortune Brands Home & Security *	4,800	130
Graco	12,700	639
Honeywell International	13,500	807
Hubbell, Cl B	28,000	2,261
IHS, Cl A *	10,300	1,003

Description	Shares	Market Value ($ Thousands)

Illinois Tool Works (A)	15,600	$928
Ingersoll-Rand	106,200	4,760
JB Hunt Transport Services	43,400	2,259
Kansas City Southern	5,900	447
Landstar System	30,000	1,418
Lincoln Electric Holdings	49,600	1,937
Masco (A)	212,900	3,204
MSC Industrial Direct, Cl A	11,300	762
Pall	10,400	660
Robert Half International	2,200	58
Rockwell Automation	700	49
Roper Industries (A)	147,604	16,220
Spirit Aerosystems Holdings, Cl A *	10,000	222
SPX	7,200	471
Stericycle * (A)	153,067	13,856
Timken	10,400	386
Toro	12,500	497
TransDigm Group *	11,900	1,688
Union Pacific	300	36
United Continental Holdings * (A)	5,200	101
United Rentals *	31,600	1,034
Valmont Industries	14,600	1,920
Verisk Analytics, Cl A *	62,400	2,971
WW Grainger (A)	24,400	5,084

		113,690

Information Technology — 35.2%
Accenture, Cl A	195,672	13,703
Adobe Systems *	481,550	15,631
Advanced Micro Devices * (A)	208,400	702
Alliance Data Systems * (A)	32,500	4,614
Amphenol, Cl A	193,320	11,383
Ansys *	116,246	8,532
AOL *	3,300	116
Apple	149,973	100,071
Automatic Data Processing	1,400	82
BMC Software *	402,225	16,688
CA	4,000	103
Citrix Systems *	119,626	9,160
Cognizant Technology Solutions, Cl A *	185,481	12,969
eBay *	23,700	1,147
Equinix * (A)	25,800	5,316
F5 Networks *	20,300	2,126
Facebook, Cl A * (A)	28,300	613
Fiserv *	4,100	304
FleetCor Technologies *	23,800	1,066
Gartner *	9,200	424
Genpact	421,596	7,032
Google, Cl A *	56,932	42,955
Intel	194,400	4,409
International Business Machines	53,474	11,093
Intuit	301,900	17,776
Jabil Circuit	14,400	270
Lender Processing Services	46,500	1,297
LinkedIn, Cl A * (A)	2,000	241
LSI Logic *	18,600	129
Mastercard, Cl A	79,206	35,760
Microsoft	228,058	6,792

2	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Large Cap Growth Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

Motorola Solutions	2,300	$116
National Instruments	303,701	7,644
NetApp *	330,761	10,875
NetSuite *	1,700	109
NeuStar, Cl A *	7,900	316
Polycom *	459,175	4,532
Qualcomm	600,694	37,537
Rackspace Hosting * (A)	20,600	1,362
Red Hat *	49,200	2,801
Salesforce.com * (A)	76,804	11,727
Skyworks Solutions *	67,900	1,600
Teradata *	187,725	14,156
TIBCO Software * (A)	29,000	877
Total System Services	11,200	266
Trimble Navigation *	39,600	1,887
VeriSign * (A)	332,800	16,204
Visa, Cl A	266,400	35,772

		480,285

Materials — 2.8%
Airgas	43,600	3,588
Albemarle	11,200	590
Ball	2,900	123
Ecolab	33,500	2,171
FMC	56,100	3,107
LyondellBasell Industries, Cl A	11,300	584
PPG Industries	12,100	1,390
Praxair	4,700	488
RPM International	21,400	611
Sherwin-Williams	45,700	6,805
Syngenta ADR	184,271	13,793
Valspar	50,900	2,855
WR Grace *	33,300	1,967

		38,072

Telecommunication Services — 2.6%
Crown Castle International *	442,625	28,372
SBA Communications, Cl A * (A)	76,800	4,831
tw telecom, Cl A *	72,200	1,882

		35,085

Total Common Stock (Cost $1,129,521) ($ Thousands)		1,320,722

	Number of Warrants
WARRANTS — 0.1%
Kinder Morgan Expires 2017	222,784	777

Total Warrants (Cost $424) ($Thousands)		777

AFFILIATED PARTNERSHIP — 8.0%
SEI Liquidity Fund, L.P. 0.150% ** †† (B)	112,695,466	109,036

Total Affiliated Partnership (Cost $112,695) ($ Thousands)		109,036

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENTS — 3.4%
Investors Cash Trust - Treasury Portfolio - DWS US Treasury Money Fund, 0.010%**	944,305	$944
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.070% ** ††	45,788,917	45,789

Total Cash Equivalents (Cost $46,733) ($ Thousands)		46,733

Total Investments — 108.4% (Cost $1,289,373) ($ Thousands)		$1,477,268

Percentages are based on Net Assets of $1,363,323 ($Thousands).

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2012.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at September 30, 2012 (see Note 7). The total market value of securities on loan at September 30, 2012 was $109,820 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan (see Note 7). The total market value of such securities as of September 30, 2012 was $109,036 ($Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

The following is a summary of the inputs used as of September 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,320,722	$—	$—	$1,320,722
Warrant	777	—	—	777
Affiliated Partnership	—	109,036	—	109,036
Cash Equivalents	46,733	—	—	46,733

Total Investments in Securities	$1,368,232	$109,036	$—	$1,477,268

For the year ended September 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

3	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Tax-Managed Large Cap Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.1%

Consumer Discretionary — 14.3%
Abercrombie & Fitch, Cl A (A)	5,363	$182
Amazon.com *	28,145	7,158
American Eagle Outfitters	1,215	26
Apollo Group, Cl A *	204,625	5,944
Autoliv	22,650	1,404
Autozone *	677	250
Bed Bath & Beyond *	147,692	9,305
Best Buy (A)	245,916	4,227
Big Lots *	10,863	321
Cablevision Systems, Cl A	15,263	242
Career Education *	157,889	595
Carmax *	1,883	53
CBS, Cl B	310,672	11,287
Charter Communications, Cl A *	38,000	2,853
Coach	315,454	17,672
Comcast, Cl A	118,363	4,234
Darden Restaurants	3,127	174
Dillard’s, Cl A	25,714	1,860
DIRECTV *	124,900	6,552
Discovery Communications, Cl A *	81,424	4,855
DISH Network, Cl A	65,584	2,007
DR Horton	6,500	134
Family Dollar Stores	701	47
Foot Locker	42,251	1,500
Ford Motor	329,964	3,253
Fossil *	66,206	5,608
GameStop, Cl A (A)	89,722	1,884
Gannett (A)	70,205	1,246
Gap (A)	134,317	4,806
General Motors *	114,500	2,605
Genuine Parts	2,400	146
Guess?	14,544	370
H&R Block	52,113	903
Harley-Davidson (A)	184,226	7,806
Harman International Industries	46,469	2,145
Hasbro (A)	9,640	368
Home Depot	123,320	7,445
Interpublic Group	203,782	2,266
ITT Educational Services * (A)	7,242	234
J.C. Penney (A)	23,396	568
Johnson Controls (A)	4,300	118
Kohl’s	53,268	2,728
Las Vegas Sands (A)	4,119	191
Lear	79,979	3,022
Liberty Global, Cl A *	3,095	188
Liberty Media - Interactive, Cl A *	384,103	7,106
Limited Brands	4,904	241
LKQ *	13,165	244
Lowe’s	383,284	11,590
Macy’s	86,900	3,269
Marriott International, Cl A	11	1
Mattel	6,987	248
McDonald’s	47,223	4,333
News, Cl A (A)	244,747	6,004
News, Cl B	177,000	4,390

Description	Shares	Market Value ($ Thousands)

Nike, Cl B	159,534	$15,141
Nordstrom	166,112	9,166
Omnicom Group (A)	3,479	179
PetSmart	1,608	111
Polaris Industries	24,100	1,949
priceline.com *	13,299	8,228
RadioShack (A)	49,604	118
Ralph Lauren, Cl A	24,763	3,745
Royal Caribbean Cruises	3,900	118
Scripps Networks Interactive, Cl A	4,065	249
Sears Holdings *	900	50
Sirius XM Radio * (A)	19,560	51
Staples (A)	355,927	4,100
Starbucks (A)	4,796	243
Starwood Hotels & Resorts Worldwide	4,743	275
Target	312,133	19,811
Tempur-Pedic International * (A)	21,091	631
Time Warner (A)	52,231	2,368
Time Warner Cable, Cl A	103,640	9,852
TJX	32,454	1,454
Tupperware Brands	5,517	296
Under Armour, Cl A * (A)	84,838	4,736
Urban Outfitters *	763	29
VF (A)	1,187	189
Walt Disney	196,415	10,268
Washington Post, Cl B	809	294
Whirlpool	59,551	4,937
Wyndham Worldwide	55,000	2,886
Yum! Brands	3,663	243

		269,925

Consumer Staples — 9.4%
Altria Group	93,890	3,135
Anheuser-Busch InBev ADR	90,244	7,753
Archer-Daniels-Midland	215,989	5,871
Beam	66,146	3,806
Brown-Forman, Cl B	3,890	254
Bunge (A)	22,852	1,532
Church & Dwight	46,891	2,531
Clorox	832	60
Coca-Cola	98,079	3,720
Coca-Cola Enterprises	1,896	59
Colgate-Palmolive	3,283	352
ConAgra Foods	104,910	2,895
Constellation Brands, Cl A *	10,975	355
Costco Wholesale	204,771	20,503
CVS Caremark (A)	212,431	10,286
Dean Foods *	92,500	1,512
Dr Pepper Snapple Group (A)	34,392	1,532
Estee Lauder, Cl A	345,276	21,259
Herbalife	19,200	910
Hershey	1,160	82
Hillshire Brands	38,000	1,018
HJ Heinz	4,438	248
Ingredion	22,400	1,236
Kimberly-Clark	41,873	3,592
Kraft Foods, Cl A	39,429	1,630
Kroger	267,391	6,294
Lorillard	13,287	1,547

1	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Tax-Managed Large Cap Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

Mead Johnson Nutrition, Cl A	172,259	$12,623
PepsiCo	37,549	2,657
Philip Morris International	104,121	9,365
Procter & Gamble	109,280	7,580
Reynolds American (A)	26,545	1,150
Safeway (A)	131,475	2,115
Smithfield Foods *	70,405	1,384
SUPERVALU (A)	47,892	115
SYSCO (A)	6,029	189
Tyson Foods, Cl A	160,200	2,566
Walgreen	394,862	14,389
Wal-Mart Stores	80,508	5,942
Whole Foods Market	135,666	13,214

		177,261

Energy — 10.4%
Anadarko Petroleum	3,563	249
Apache	30,837	2,666
Cameron International *	5,018	281
Canadian Natural Resources	181,893	5,601
Chesapeake Energy	4,174	79
Chevron	262,241	30,567
Cimarex Energy	5,845	342
Concho Resources *	900	85
ConocoPhillips (A)	234,902	13,432
Core Laboratories	44,681	5,428
Devon Energy	25,790	1,560
Energen	750	39
EOG Resources	105,210	11,789
EQT	2,100	124
Exxon Mobil	457,297	41,820
FMC Technologies * (A)	152,214	7,048
Halliburton	5,836	197
Hess	58,305	3,132
HollyFrontier	10,858	448
Kinder Morgan	278,468	9,891
Marathon Oil	208,669	6,170
Marathon Petroleum	136,931	7,475
McDermott International *	150,000	1,833
Murphy Oil	99,810	5,359
Nabors Industries *	33,146	465
National Oilwell Varco	35,664	2,857
Noble Energy	46,334	4,296
Occidental Petroleum	17,280	1,487
Phillips 66	109,951	5,098
Pioneer Natural Resources	2,401	251
Plains Exploration & Production *	2,500	94
Schlumberger	164,391	11,890
SM Energy	1,000	54
Spectra Energy	6,373	187
Sunoco (A)	1,900	89
Tesoro	100,000	4,190
Valero Energy	261,616	8,288
Western Refining (A)	48,000	1,257
Williams	5,410	189

		196,307

Financials — 14.6%
ACE	74,425	5,627
Affiliated Managers Group *	1,000	123
Aflac	112,072	5,366
Allstate	178,929	7,087

Description	Shares	Market Value ($ Thousands)

American Capital *	131,277	$1,489
American Express	34,511	1,962
American Financial Group	89,055	3,375
American Tower, Cl A †	2,495	178
Ameriprise Financial	76,302	4,326
Annaly Capital Management † (A)	102,840	1,732
Arch Capital Group *	6,051	252
Ares Capital	14,254	244
Associated Banc-Corp	21,133	279
Assurant (A)	162,961	6,078
AvalonBay Communities †	3,715	505
Axis Capital Holdings	5,268	184
Bank of America	507,000	4,477
Bank of New York Mellon	51,336	1,161
BB&T	46,249	1,534
Berkshire Hathaway, Cl B *	43,666	3,851
BlackRock	2,401	428
Boston Properties † (A)	4,827	534
Brandywine Realty Trust †	101,137	1,233
Capital One Financial	241,851	13,788
CBL & Associates Properties †	43,851	936
CBRE Group, Cl A * (A)	2,800	51
Charles Schwab (A)	436,204	5,579
Chubb	36,800	2,807
Citigroup	447,646	14,647
CME Group	87,815	5,032
Digital Realty Trust †	1,300	91
Discover Financial Services	244,627	9,719
Equity Residential †	9,890	569
Everest Re Group	52,223	5,586
Fidelity National Financial, Cl A	5,399	116
Fifth Third Bancorp	491,034	7,616
Franklin Resources	1,489	186
Fulton Financial	25,026	247
Genworth Financial, Cl A *	83,086	435
Goldman Sachs Group	89,517	10,176
Hartford Financial Services Group (A)	66,936	1,301
HCP †	16,563	737
Health Care †	5,009	289
Hospitality Properties Trust †	89,114	2,119
Host Hotels & Resorts † (A)	15,849	254
Huntington Bancshares (A)	932,314	6,433
IntercontinentalExchange *	59,891	7,990
JPMorgan Chase	750,992	30,400
Keycorp	997,856	8,721
Kimco Realty †	15,742	319
Lincoln National (A)	91,461	2,212
Loews	41,908	1,729
Macerich †	5,647	323
MetLife	57,239	1,972
MFA Financial †	109,743	933
Morgan Stanley	71,345	1,195
PartnerRe	3,920	291
People’s United Financial	23,725	288
PNC Financial Services Group	112,411	7,093
Popular *	44,819	781
Progressive (A)	354,035	7,343
ProLogis †	14,709	515
Protective Life (A)	103,767	2,720

2	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Tax-Managed Large Cap Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

Prudential Financial	44,724	$2,438
Public Storage †	4,106	572
Raymond James Financial (A)	4,992	183
Regions Financial	657,300	4,739
Reinsurance Group of America, Cl A	48,116	2,785
Simon Property Group †	9,415	1,429
SLM	60,352	949
State Street	40,538	1,701
SunTrust Banks	46,238	1,307
Taubman Centers †	3,181	244
Torchmark	11,690	600
Travelers	127,328	8,691
Unum Group (A)	90,481	1,739
US Bancorp	185,368	6,358
Validus Holdings	28,272	959
Ventas †	7,372	459
Vornado Realty Trust †	5,334	432
Wells Fargo	660,072	22,792
Weyerhaeuser †	17,503	458

		274,399

Health Care — 11.7%
Abbott Laboratories	99,343	6,811
Aetna	176,645	6,995
Agilent Technologies	5,250	202
Alexion Pharmaceuticals *	31,500	3,604
Allergan	145,537	13,328
AmerisourceBergen	70,652	2,735
Amgen	207,417	17,489
Baxter International	48,631	2,931
Becton Dickinson	2,360	185
Biogen Idec *	1,522	227
Bristol-Myers Squibb	25,822	872
Cardinal Health	42,574	1,659
Celgene *	148,526	11,347
Cerner * (A)	2,200	170
Cigna	14,340	676
Community Health Systems *	39,000	1,137
Covance *	92,947	4,340
Covidien	66,014	3,923
DaVita *	65,264	6,762
Edwards Lifesciences *	1,400	150
Eli Lilly	51,961	2,463
Endo Pharmaceuticals Holdings *	29,070	922
Express Scripts Holding *	150,606	9,439
Gilead Sciences *	4,382	291
HCA Holdings	126,000	4,190
Health Net *	11,102	250
Henry Schein *	1,000	79
Hill-Rom Holdings	14,983	436
Humana	71,579	5,021
Idexx Laboratories * (A)	63,938	6,352
Intuitive Surgical *	13,055	6,471
Johnson & Johnson (A)	140,169	9,659
Life Technologies *	3,691	180
LifePoint Hospitals *	10,357	443
McKesson	40,594	3,492
Medtronic	36,227	1,562
Merck	356,556	16,081
Novo Nordisk ADR (A)	51,100	8,064

Description	Shares	Market Value ($ Thousands)

Omnicare	75,572	$2,567
Patterson	2,100	72
Perrigo (A)	42,039	4,884
Pfizer	1,282,910	31,880
Quest Diagnostics	2,966	188
Questcor Pharmaceuticals (A)	33,000	611
Stryker	4,425	246
United Therapeutics *	24,238	1,355
UnitedHealth Group	101,192	5,607
Warner Chilcott, Cl A	91,517	1,235
Waters *	1,600	133
WellPoint	127,196	7,379
Zimmer Holdings	37,448	2,532

		219,627

Industrials — 8.1%
3M	4,391	406
Aecom Technology *	11,743	248
AGCO *	84,302	4,003
Alaska Air Group *	28,800	1,010
Alliant Techsystems	12,536	628
Avery Dennison	11,196	356
Babcock & Wilcox *	1,536	39
Boeing	2,875	200
C.H. Robinson Worldwide	2,502	146
Carlisle	1,500	78
Caterpillar	64,584	5,557
CNH Global	1,600	62
Copa Holdings, Cl A	2,992	243
CSX	10,047	209
Cummins	18,515	1,707
Danaher (A)	130,036	7,171
Deere (A)	34,544	2,849
Delta Air Lines *	275,037	2,519
Donaldson (A)	3,800	132
Dover	3,105	185
Eaton (A)	3,913	185
Emerson Electric	4,998	241
Engility Holdings *	13,582	251
Equifax	2,500	116
Expeditors International of Washington	1,343	49
Fastenal	5,744	247
FedEx	13,230	1,120
Fluor	129,800	7,305
Fortune Brands Home & Security *	1,837	50
General Cable * (A)	25,000	735
General Dynamics	27,811	1,839
General Electric	981,005	22,278
Hertz Global Holdings *	4,200	58
Honeywell International	48,690	2,909
Illinois Tool Works (A)	3,529	210
Ingersoll-Rand	9,146	410
ITT (A)	24,605	496
Kansas City Southern	50,374	3,817
KBR	109,409	3,263
L-3 Communications Holdings	81,496	5,844
Lockheed Martin (A)	58,289	5,443
Manitowoc	4,100	55
Manpower	1,700	63
Navistar International * (A)	22,960	484

3	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Tax-Managed Large Cap Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

Norfolk Southern	26,000	$1,654
Northrop Grumman (A)	145,725	9,681
Oshkosh Truck *	50,842	1,395
Pall	127,822	8,115
Parker Hannifin (A)	22,581	1,887
Pentair (A)	2,400	107
Precision Castparts	53,105	8,674
Quanta Services *	1,386	34
Raytheon (A)	101,189	5,784
Republic Services	2,031	56
Robert Half International (A)	2,900	77
Roper Industries	60,847	6,686
RR Donnelley & Sons (A)	93,172	988
Shaw Group *	1,550	68
Spirit Aerosystems Holdings, Cl A *	2,400	53
Stericycle *	83,607	7,568
Textron (A)	5,200	136
Timken	24,553	912
Tyco International	3,325	187
Union Pacific	69,981	8,307
United Continental Holdings * (A)	57,821	1,127
United Parcel Service, Cl B	4,585	328
United Technologies	20,180	1,580
URS	13,061	461
US Airways Group * (A)	90,609	948
Waste Management (A)	29,350	942
WW Grainger	762	159

		153,130

Information Technology — 21.7%
Accenture, Cl A	153,026	10,716
Activision Blizzard	2,675	30
Adobe Systems *	528,323	17,149
Advanced Micro Devices *	7,200	24
Alliance Data Systems *	1,100	156
Altera	138,566	4,709
Amdocs	33,766	1,114
Amphenol, Cl A	106,621	6,278
Ansys *	71,424	5,243
Apple	92,586	61,779
Applied Materials	52,000	581
Autodesk *	307,661	10,267
BMC Software *	200,946	8,337
Brocade Communications Systems * (A)	368,964	2,182
CA	114,703	2,955
Cisco Systems	623,312	11,899
Citrix Systems *	64,681	4,953
Cognizant Technology Solutions, Cl A *	101,383	7,089
Computer Sciences	28,981	934
CoreLogic *	11,826	314
Corning	172,505	2,268
Dell	205,128	2,023
DST Systems	11,635	658
eBay *	6,495	315
EMC *	358,926	9,788
Equinix *	800	165
Fidelity National Information Services	31,651	988

Description	Shares	Market Value ($ Thousands)

Fiserv *	2,523	$187
Genpact	230,066	3,838
Global Payments	8,847	370
Google, Cl A *	38,265	28,871
Harris	25,220	1,292
Hewlett-Packard	194,429	3,317
IAC	5,866	305
Ingram Micro, Cl A *	87,100	1,326
Intel	751,984	17,055
International Business Machines	67,269	13,955
Intuit	214,776	12,646
Juniper Networks *	23,000	394
Lam Research * (A)	5,300	168
Lender Processing Services	109,423	3,052
Lexmark International, Cl A (A)	50,080	1,114
Marvell Technology Group	80,863	740
Mastercard, Cl A	56,864	25,673
Microchip Technology (A)	93,124	3,049
Microsoft	430,504	12,821
National Instruments	183,952	4,630
NetApp *	182,549	6,002
Oracle	382,447	12,043
Paychex	7,271	242
Polycom *	217,743	2,149
Qualcomm	458,146	28,630
Rackspace Hosting *	1,378	91
Red Hat *	1,214	69
SAIC (A)	188,600	2,271
Salesforce.com * (A)	41,824	6,386
Seagate Technology (A)	60,204	1,866
Symantec *	246,274	4,433
TE Connectivity	36,055	1,226
Tech Data *	22,300	1,010
Teradata *	95,442	7,197
Texas Instruments	9,693	267
Total System Services	13,564	321
VeriSign * (A)	148,128	7,212
Visa, Cl A	103,852	13,945
Vishay Intertechnology * (A)	65,781	647
Western Digital	77,685	3,009
Xerox	203,556	1,494

		408,227

Materials — 3.0%
Agrium	41,500	4,294
Cabot	18,468	675
CF Industries Holdings	30,683	6,819
Cliffs Natural Resources	1,800	71
Commercial Metals	35,073	463
Crown Holdings *	6,707	246
Domtar	33,258	2,604
Dow Chemical (A)	160,124	4,637
E.I. Du Pont de Nemours	5,201	261
Eastman Chemical	34,295	1,955
Ecolab	3,621	235
Freeport-McMoRan Copper & Gold, Cl B	82,036	3,247
Huntsman	199,594	2,980
International Paper	2,767	100
LyondellBasell Industries, Cl A	74,826	3,866
Martin Marietta Materials (A)	550	46

4	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Tax-Managed Large Cap Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

Molycorp * (A)	10,028	$115
Monsanto	77,909	7,091
Newmont Mining	11,637	652
Owens-Illinois *	32,385	608
PPG Industries	3,000	345
Praxair	2,548	265
Reliance Steel & Aluminum	25,000	1,309
Rock-Tenn, Cl A	13,000	938
Sherwin-Williams	24,573	3,659
Sigma-Aldrich (A)	2,200	158
Steel Dynamics	147,584	1,657
Syngenta ADR	91,000	6,811
United States Steel (A)	24,083	459
Vulcan Materials	1,097	52

		56,618

Telecommunication Services — 2.7%
AT&T	602,385	22,710
CenturyTel	6,892	279
Crown Castle International * (A)	343,572	22,023
MetroPCS Communications *	3,342	39
Sprint Nextel *	285,000	1,573
Verizon Communications	97,068	4,423

		51,047

Utilities — 2.2%
AES	249,000	2,731
Ameren	145,300	4,747
American Electric Power	179,636	7,893
American Water Works	5,896	218
Centerpoint Energy	4,900	104
CMS Energy (A)	7,966	188
Consolidated Edison (A)	8,348	500
Dominion Resources	5,292	280
DTE Energy	10,523	631
Duke Energy	17,375	1,126
Edison International	80,584	3,682
Entergy	105,908	7,340
Exelon	26,618	947
Hawaiian Electric Industries (A)	3,200	84
MDU Resources Group	2,200	48
National Fuel Gas (A)	1,300	70
NextEra Energy	4,538	319
NV Energy	35,000	630
OGE Energy	2,612	145
PG&E	8,566	366
PNM Resources	43,000	904
Public Service Enterprise Group	169,842	5,466
SCANA	5,134	248
Sempra Energy	21,747	1,402
Southern	5,456	252
UGI	710	23

		40,344

Total Common Stock (Cost $1,394,493) ($ Thousands)		1,846,885

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

	Number of Rights

RIGHTS — 0.0%
Sears Expires 10/10/12 (A)	—	$—

Total Rights (Cost $—) ($Thousands)		—

AFFILIATED PARTNERSHIP — 7.3%
SEI Liquidity Fund, L.P. 0.150% ** †† (B)	141,876,714	137,564

Total Affiliated Partnership (Cost $141,877) ($ Thousands)		137,564

CASH EQUIVALENT — 2.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.070% ** ††	41,843,635	41,844

Total Cash Equivalent (Cost $41,844) ($ Thousands)		41,844

U.S. TREASURY OBLIGATIONS (C) (D) — 0.0%
U.S. Treasury Bills 0.373%, 01/31/13	$64	64

Total U.S. Treasury Obligations (Cost $64) ($ Thousands)		64

Total Investments — 107.6% (Cost $1,578,278) ($ Thousands)		$2,026,357

A list of the open futures contracts held by the Fund at September 30, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	5	Dec-2012	$1
S&P Mid 400 Index E-MINI	1	Dec-2012	—

			$1

For the year ended September 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $1,883,920 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2012.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at September 30, 2012. The total market value of securities on loan at September 30, 2012 was $137,450 ($ Thousands).

(B)	This security was purchased with cash collateral received from securities lending. The total market value of such securities as of September 30, 2012 was $137,564 ($ Thousands).

(C)	Security, or portion thereof has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

5	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Tax-Managed Large Cap Fund

September 30, 2012

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the inputs used as of September 30, 2012, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,846,885	$—	$—	$1,846,885
Rights	—	—	—	—
Affiliated Partnership	—	137,564	—	137,564
Cash Equivalent	41,844	—	—	41,844
U.S. Treasury Obligations	—	64	—	64

Total Investments in Securities	$1,888,729	$137,628	$—	$2,026,357

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$1	$—	$—	$1

Total Other Financial Instruments	$1	$—	$—	$1

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the year ended September 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

6	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

S&P 500 Index Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.3%

Consumer Discretionary — 10.8%
Abercrombie & Fitch, Cl A (A)	18,100	$614
Amazon.com *	78,700	20,015
Apollo Group, Cl A *	22,103	642
Autonation * (A)	8,626	377
Autozone *	8,194	3,029
Bed Bath & Beyond *	50,733	3,196
Best Buy (A)	58,541	1,006
Big Lots *	13,313	394
BorgWarner * (A)	24,900	1,721
Cablevision Systems, Cl A	47,200	748
Carmax * (A)	49,700	1,406
Carnival (A)	97,584	3,556
CBS, Cl B	129,801	4,716
Chipotle Mexican Grill, Cl A *	6,900	2,191
Coach	62,010	3,474
Comcast, Cl A	582,622	20,840
Darden Restaurants (A)	27,913	1,556
DIRECTV * (A)	136,800	7,177
Discovery Communications, Cl A *	54,000	3,220
Dollar Tree *	50,100	2,419
DR Horton	60,549	1,250
Expedia	20,450	1,183
Family Dollar Stores (A)	21,122	1,400
Ford Motor	831,080	8,194
Fossil *	11,900	1,008
GameStop, Cl A (A)	27,400	575
Gannett (A)	50,547	897
Gap	64,831	2,320
Genuine Parts (A)	33,736	2,059
Goodyear Tire & Rubber *	53,593	653
H&R Block	59,104	1,024
Harley-Davidson	49,608	2,102
Harman International Industries	14,700	679
Hasbro (A)	25,291	965
Home Depot	328,196	19,813
International Game Technology	58,956	772
Interpublic Group	95,301	1,060
J.C. Penney (A)	31,080	755
Johnson Controls	149,257	4,090
Kohl’s	46,947	2,405
Leggett & Platt (A)	30,754	770
Lennar, Cl A (A)	35,507	1,235
Limited Brands	52,127	2,568
Lowe’s	248,536	7,516
Macy’s	87,864	3,305
Marriott International, Cl A (A)	54,752	2,141
Mattel	74,118	2,630
McDonald’s	219,570	20,146
McGraw-Hill	60,921	3,326
NetFlix * (A)	12,100	659
Newell Rubbermaid	62,947	1,202
News, Cl A (A)	443,433	10,877
Nike, Cl B	80,094	7,602
Nordstrom	33,202	1,832
Omnicom Group (A)	58,204	3,001

Description	Shares	Market Value ($ Thousands)

O’Reilly Automotive *	25,900	$2,166
priceline.com * (A)	10,880	6,732
PulteGroup *	73,582	1,140
Ralph Lauren, Cl A	13,300	2,011
Ross Stores	48,668	3,144
Scripps Networks Interactive, Cl A	18,800	1,151
Snap-on	12,653	909
Staples (A)	148,514	1,711
Starbucks (A)	165,558	8,402
Starwood Hotels & Resorts Worldwide	42,735	2,477
Target	142,719	9,058
Tiffany	25,873	1,601
Time Warner (A)	206,712	9,370
Time Warner Cable, Cl A	66,783	6,348
TJX	160,434	7,186
TripAdvisor * (A)	23,950	788
Urban Outfitters * (A)	23,800	894
VF (A)	19,114	3,046
Viacom, Cl B	103,001	5,520
Walt Disney	390,627	20,422
Washington Post, Cl B (A)	1,055	383
Whirlpool	16,905	1,402
Wyndham Worldwide	31,002	1,627
Wynn Resorts	17,300	1,997
Yum! Brands	99,370	6,592

		310,388

Consumer Staples — 10.5%
Altria Group	442,656	14,780
Archer-Daniels-Midland	143,766	3,908
Avon Products	94,051	1,500
Beam	34,419	1,980
Brown-Forman, Cl B	32,892	2,146
Campbell Soup (A)	39,275	1,368
Clorox	28,242	2,035
Coca-Cola	842,806	31,968
Coca-Cola Enterprises	60,517	1,892
Colgate-Palmolive (A)	97,093	10,410
ConAgra Foods	88,252	2,435
Constellation Brands, Cl A *	32,100	1,038
Costco Wholesale	94,218	9,434
CVS Caremark (A)	277,035	13,414
Dean Foods *	40,400	661
Dr Pepper Snapple Group (A)	45,800	2,040
Estee Lauder, Cl A	52,200	3,214
General Mills	141,382	5,634
Hershey	33,012	2,340
HJ Heinz (A)	69,849	3,908
Hormel Foods (A)	29,300	857
JM Smucker	23,848	2,059
Kellogg	53,667	2,772
Kimberly-Clark	86,099	7,386
Kraft Foods, Cl A	386,398	15,978
Kroger	118,359	2,786
Lorillard	28,476	3,316
McCormick (A)	28,861	1,790
Mead Johnson Nutrition, Cl A	44,534	3,263
Molson Coors Brewing, Cl B (A)	33,846	1,525
Monster Beverage *	33,400	1,809

1	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

S&P 500 Index Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

PepsiCo	338,785	$23,976
Philip Morris International	366,965	33,005
Procter & Gamble	599,501	41,581
Reynolds American (A)	71,280	3,089
Safeway (A)	52,346	842
SYSCO (A)	128,020	4,003
Tyson Foods, Cl A	63,190	1,012
Walgreen	186,844	6,809
Wal-Mart Stores	365,844	26,999
Whole Foods Market	37,500	3,653

		304,615

Energy — 11.0%
Anadarko Petroleum	108,880	7,613
Apache	85,300	7,376
Baker Hughes (A)	95,849	4,335
Cabot Oil & Gas (A)	45,700	2,052
Cameron International *	53,800	3,017
Chesapeake Energy (A)	113,700	2,146
Chevron	427,078	49,780
ConocoPhillips (A)	264,443	15,121
Consol Energy	49,600	1,490
Denbury Resources *	85,200	1,377
Devon Energy	82,013	4,962
Diamond Offshore Drilling (A)	15,200	1,000
Ensco, Cl A	50,700	2,766
EOG Resources	58,844	6,593
EQT	32,500	1,918
Exxon Mobil	1,004,598	91,871
FMC Technologies * (A)	51,800	2,398
Halliburton (A)	202,179	6,812
Helmerich & Payne	23,000	1,095
Hess	64,875	3,485
Kinder Morgan	124,465	4,421
Marathon Oil	153,756	4,547
Marathon Petroleum	73,778	4,028
Murphy Oil	40,163	2,156
Nabors Industries *	63,378	889
National Oilwell Varco	92,968	7,448
Newfield Exploration *	29,500	924
Noble	55,000	1,968
Noble Energy	38,800	3,597
Occidental Petroleum	176,359	15,177
Peabody Energy (A)	58,500	1,304
Phillips 66	136,671	6,337
Pioneer Natural Resources (A)	26,900	2,808
QEP Resources	38,700	1,225
Range Resources	35,300	2,466
Rowan, Cl A * (A)	27,097	915
Schlumberger (A)	288,943	20,899
Southwestern Energy *	75,700	2,633
Spectra Energy (A)	142,461	4,183
Sunoco (A)	22,857	1,070
Tesoro	30,500	1,278
Valero Energy	120,408	3,815
Williams (A)	136,665	4,779
WPX Energy *	43,521	722

		316,796

Financials — 14.2%
ACE	73,900	5,587
Aflac	102,108	4,889

Description	Shares	Market Value ($ Thousands)

Allstate	105,759	$4,189
American Express	214,815	12,214
American International Group *	254,108	8,332
American Tower, Cl A †	86,100	6,147
Ameriprise Financial	45,784	2,596
Aon	70,329	3,678
Apartment Investment & Management, Cl A †	31,839	828
Assurant (A)	17,700	660
AvalonBay Communities † (A)	21,108	2,870
Bank of America	2,346,328	20,718
Bank of New York Mellon	257,586	5,827
BB&T (A)	152,497	5,057
Berkshire Hathaway, Cl B *	399,147	35,205
BlackRock	27,857	4,967
Boston Properties † (A)	32,800	3,628
Capital One Financial	126,662	7,221
CBRE Group, Cl A * (A)	66,200	1,219
Charles Schwab (A)	238,127	3,046
Chubb	57,956	4,421
Cincinnati Financial (A)	32,779	1,242
Citigroup	638,508	20,892
CME Group	66,735	3,824
Comerica	42,183	1,310
Discover Financial Services	112,330	4,463
E*Trade Financial *	56,343	496
Equity Residential † (A)	65,440	3,765
Federated Investors, Cl B (A)	20,645	427
Fifth Third Bancorp	199,711	3,097
First Horizon National	54,536	525
Franklin Resources (A)	30,115	3,767
Genworth Financial, Cl A *	107,700	563
Goldman Sachs Group	98,156	11,158
Hartford Financial Services Group	95,386	1,854
HCP †	93,700	4,168
Health Care †	55,600	3,211
Host Hotels & Resorts † (A)	157,148	2,522
Hudson City Bancorp	106,800	850
Huntington Bancshares	187,075	1,291
IntercontinentalExchange *	15,900	2,121
Invesco	96,800	2,419
JPMorgan Chase	826,857	33,471
Keycorp	205,283	1,794
Kimco Realty † (A)	88,600	1,796
Legg Mason	26,300	649
Leucadia National	43,200	983
Lincoln National (A)	60,998	1,476
Loews	68,249	2,816
M&T Bank (A)	26,161	2,489
Marsh & McLennan	118,750	4,029
MetLife	231,426	7,975
Moody’s (A)	42,108	1,860
Morgan Stanley	301,561	5,048
NASDAQ OMX Group	25,900	604
Northern Trust	47,605	2,210
NYSE Euronext (A)	53,600	1,321
People’s United Financial	76,700	931
Plum Creek Timber † (A)	35,135	1,540
PNC Financial Services Group	115,375	7,280
Principal Financial Group	60,548	1,631

2	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

S&P 500 Index Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

Progressive (A)	121,868	$2,528
ProLogis †	100,600	3,524
Prudential Financial	101,566	5,536
Public Storage †	31,428	4,374
Regions Financial	307,363	2,216
Simon Property Group †	66,102	10,035
SLM	102,143	1,606
State Street	104,491	4,384
SunTrust Banks	117,596	3,324
T. Rowe Price Group	55,408	3,507
Torchmark	20,757	1,066
Travelers	84,052	5,737
Unum Group	61,152	1,175
US Bancorp	412,706	14,156
Ventas †	64,432	4,011
Vornado Realty Trust †	36,773	2,980
Wells Fargo	1,069,263	36,922
Weyerhaeuser †	117,440	3,070
XL Group, Cl A	66,505	1,598
Zions Bancorporation (A)	40,260	832

		409,748

Health Care — 11.7%
Abbott Laboratories	341,646	23,423
Aetna	73,002	2,891
Agilent Technologies	76,106	2,926
Alexion Pharmaceuticals *	42,100	4,816
Allergan	67,066	6,142
AmerisourceBergen	54,692	2,117
Amgen	167,855	14,154
Baxter International	119,238	7,185
Becton Dickinson (A)	43,562	3,422
Biogen Idec *	51,500	7,685
Boston Scientific *	308,812	1,773
Bristol-Myers Squibb	365,675	12,341
C.R. Bard	16,988	1,778
Cardinal Health	74,155	2,890
CareFusion *	48,377	1,373
Celgene *	94,000	7,182
Cerner * (A)	31,800	2,462
Cigna	62,671	2,956
Coventry Health Care	29,213	1,218
Covidien	104,700	6,221
DaVita *	18,500	1,917
Dentsply International (A)	30,900	1,178
Edwards Lifesciences *	25,200	2,706
Eli Lilly	222,430	10,545
Express Scripts Holding *	176,561	11,065
Forest Laboratories *	50,863	1,811
Gilead Sciences *	164,772	10,929
Hospira * (A)	36,004	1,182
Humana	35,197	2,469
Intuitive Surgical *	8,720	4,322
Johnson & Johnson (A)	600,082	41,352
Laboratory Corp of America Holdings * (A)	20,863	1,929
Life Technologies *	38,143	1,865
McKesson	51,469	4,428
Medtronic	222,217	9,582
Merck	662,944	29,899
Mylan Laboratories *	88,311	2,155
Patterson	18,600	637

Description	Shares	Market Value ($ Thousands)

PerkinElmer	24,940	$735
Perrigo (A)	19,100	2,219
Pfizer	1,625,876	40,403
Quest Diagnostics	34,524	2,190
St. Jude Medical	68,256	2,876
Stryker	63,042	3,509
Tenet Healthcare *	91,276	572
Thermo Fisher Scientific	79,743	4,691
UnitedHealth Group	224,947	12,464
Varian Medical Systems * (A)	24,100	1,454
Waters *	19,097	1,591
Watson Pharmaceuticals *	27,771	2,365
WellPoint	70,998	4,119
Zimmer Holdings	37,955	2,566

		336,680

Industrials — 9.5%
3M	138,482	12,798
Avery Dennison	22,215	707
Boeing	147,432	10,264
C.H. Robinson Worldwide (A)	35,100	2,055
Caterpillar	142,297	12,243
Cintas (A)	23,507	974
Cooper Industries, Cl A	34,800	2,612
CSX	226,850	4,707
Cummins	38,640	3,563
Danaher (A)	127,296	7,020
Deere (A)	85,402	7,045
Dover	39,737	2,364
Dun & Bradstreet	9,800	780
Eaton (A)	73,738	3,485
Emerson Electric	158,506	7,651
Equifax	26,125	1,217
Expeditors International of Washington	45,800	1,665
Fastenal (A)	58,600	2,519
FedEx	63,705	5,391
Flowserve	11,100	1,418
Fluor	36,344	2,045
General Dynamics	72,326	4,782
General Electric	2,298,174	52,191
Honeywell International	170,055	10,161
Illinois Tool Works (A)	94,024	5,592
Ingersoll-Rand	63,800	2,859
Jacobs Engineering Group *	28,300	1,144
Joy Global (A)	23,100	1,295
L-3 Communications Holdings	21,023	1,507
Lockheed Martin (A)	58,694	5,481
Masco (A)	77,868	1,172
Norfolk Southern	69,726	4,437
Northrop Grumman (A)	53,919	3,582
PACCAR (A)	77,191	3,090
Pall	25,295	1,606
Parker Hannifin (A)	32,471	2,714
Pentair	20,300	903
Pitney Bowes (A)	43,975	608
Precision Castparts	31,700	5,178
Quanta Services *	46,500	1,149
Raytheon (A)	72,468	4,142
Republic Services	65,183	1,793
Robert Half International (A)	30,927	823
Rockwell Automation	30,726	2,137

3	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

S&P 500 Index Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

Rockwell Collins (A)	30,978	$1,662
Roper Industries (A)	21,300	2,341
RR Donnelley & Sons (A)	39,611	420
Ryder System	11,254	440
Southwest Airlines	161,849	1,419
Stanley Black & Decker	36,535	2,786
Stericycle *	18,600	1,684
Textron (A)	61,198	1,602
Tyco International	100,300	5,643
Union Pacific	103,194	12,249
United Parcel Service, Cl B	156,611	11,209
United Technologies	182,632	14,298
Waste Management (A)	94,728	3,039
WW Grainger	13,065	2,723
Xylem	40,500	1,019

		273,403

Information Technology — 19.6%
Accenture, Cl A (A)	138,300	9,685
Adobe Systems *	107,336	3,484
Advanced Micro Devices * (A)	132,063	445
Akamai Technologies *	38,600	1,477
Altera	69,551	2,364
Amphenol, Cl A	35,000	2,061
Analog Devices	64,999	2,547
Apple	204,031	136,142
Applied Materials	268,950	3,003
Autodesk *	49,417	1,649
Automatic Data Processing	105,650	6,198
BMC Software *	32,549	1,350
Broadcom, Cl A	112,236	3,881
CA	75,627	1,949
Cisco Systems	1,151,704	21,986
Citrix Systems *	40,642	3,112
Cognizant Technology Solutions, Cl A *	65,100	4,552
Computer Sciences	33,833	1,090
Corning	324,878	4,272
Dell	316,674	3,122
eBay *	252,632	12,230
Electronic Arts *	69,478	882
EMC *	457,140	12,466
F5 Networks *	17,200	1,801
Fidelity National Information Services	54,465	1,700
First Solar * (A)	13,240	293
Fiserv *	29,480	2,182
Flir Systems	33,000	659
Google, Cl A *	57,663	43,507
Harris (A)	24,700	1,265
Hewlett-Packard	428,465	7,310
Intel	1,089,115	24,701
International Business Machines	233,837	48,510
Intuit	60,286	3,550
Iron Mountain	34,600	1,180
Jabil Circuit	40,879	765
JDS Uniphase *	50,756	629
Juniper Networks *	115,200	1,971
Kla-Tencor	36,271	1,730
Lam Research * (A)	40,717	1,294
Lexmark International, Cl A (A)	—	—

Description	Shares	Market Value ($ Thousands)

Linear Technology	50,094	$1,595
LSI Logic *	121,746	841
Mastercard, Cl A	23,400	10,565
Microchip Technology (A)	42,200	1,382
Micron Technology * (A)	221,669	1,327
Microsoft	1,642,193	48,904
Molex (A)	30,060	790
Motorola Solutions	62,229	3,146
NetApp *	78,976	2,597
Nvidia *	134,848	1,799
Oracle	829,688	26,127
Paychex (A)	70,256	2,339
Qualcomm	370,832	23,173
Red Hat * (A)	42,000	2,391
SAIC (A)	62,044	747
Salesforce.com * (A)	27,900	4,260
SanDisk *	52,500	2,280
Seagate Technology (A)	76,900	2,384
Symantec *	152,847	2,751
TE Connectivity	93,000	3,163
Teradata *	36,668	2,765
Teradyne * (A)	41,107	585
Texas Instruments	247,949	6,831
Total System Services	35,280	836
VeriSign *	34,000	1,655
Visa, Cl A	113,772	15,277
Western Digital	48,400	1,874
Western Union	131,012	2,387
Xerox	284,306	2,087
Xilinx	57,009	1,905
Yahoo! *	227,538	3,635

		565,392

Materials — 3.4%
Air Products & Chemicals	46,026	3,806
Airgas	15,100	1,243
Alcoa (A)	232,035	2,054
Allegheny Technologies	23,459	748
Alpha Natural Resources * (A)	48,600	319
Ball	33,682	1,425
Bemis	22,590	711
CF Industries Holdings	13,690	3,043
Cliffs Natural Resources (A)	31,011	1,213
Dow Chemical (A)	261,075	7,561
E.I. Du Pont de Nemours	202,635	10,187
Eastman Chemical	33,316	1,899
Ecolab	57,230	3,709
FMC	29,900	1,656
Freeport-McMoRan Copper & Gold, Cl B	206,836	8,187
International Flavors & Fragrances	17,794	1,060
International Paper	95,070	3,453
LyondellBasell Industries, Cl A	74,000	3,823
MeadWestvaco	37,815	1,157
Monsanto	116,048	10,563
Mosaic	60,300	3,474
Newmont Mining	108,208	6,061
Nucor	68,982	2,639
Owens-Illinois *	36,100	677
PPG Industries	33,345	3,829
Praxair (A)	64,999	6,752

4	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

S&P 500 Index Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

Sealed Air	38,228	$591
Sherwin-Williams	18,516	2,757
Sigma-Aldrich (A)	26,236	1,888
Titanium Metals (A)	15,700	201
United States Steel (A)	31,626	603
Vulcan Materials	28,149	1,332

		98,621

Telecommunication Services — 3.2%
AT&T	1,255,640	47,338
CenturyTel (A)	135,757	5,485
Crown Castle International *	63,900	4,096
Frontier Communications (A)	219,525	1,076
MetroPCS Communications *	69,100	809
Sprint Nextel *	654,922	3,615
Verizon Communications	620,148	28,260
Windstream (A)	128,146	1,295

		91,974

Utilities — 3.4%
AES	135,190	1,483
AGL Resources	25,600	1,047
Ameren	52,844	1,726
American Electric Power	105,815	4,649
Centerpoint Energy	92,968	1,980
CMS Energy (A)	57,692	1,359
Consolidated Edison (A)	63,933	3,829
Dominion Resources	124,940	6,614
DTE Energy	37,345	2,238
Duke Energy	153,407	9,941
Edison International	70,853	3,237
Entergy	38,564	2,672
Exelon	186,046	6,620
FirstEnergy	91,310	4,027
Integrys Energy Group (A)	17,034	889
NextEra Energy (A)	92,120	6,479
NiSource	61,979	1,579
Northeast Utilities	68,235	2,609
NRG Energy (A)	49,700	1,063
Oneok	44,600	2,155
Pepco Holdings (A)	50,000	945
PG&E	93,029	3,970
Pinnacle West Capital	23,849	1,259
PPL (A)	126,771	3,683
Public Service Enterprise Group	110,430	3,554
SCANA (A)	28,600	1,381
Sempra Energy	48,865	3,151
Southern (A)	190,635	8,786
TECO Energy	44,912	797
Wisconsin Energy (A)	50,100	1,887
Xcel Energy	106,019	2,938

		98,547

Total Common Stock (Cost $1,827,580) ($ Thousands)		2,806,164

AFFILIATED PARTNERSHIP — 9.8%
SEI Liquidity Fund, L.P. 0.150% ** †† (B)	285,176,841	281,361

Total Affiliated Partnership (Cost $285,177) ($ Thousands)		281,361

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENT — 2.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.070% ** ††	74,594,135	$74,594

Total Cash Equivalent (Cost $74,594) ($ Thousands)		74,594

U.S. TREASURY OBLIGATIONS (C) (D) — 0.1%
U.S. Treasury Bills
0.095%, 11/08/12	$1,050	1,050
0.089%, 12/06/12	3,110	3,110

Total U.S. Treasury Obligations (Cost $4,160) ($ Thousands)		4,160

Total Investments — 109.8% (Cost $2,191,511) ($ Thousands)		$3,166,279

A list of the open futures contracts held by the Fund at September 30, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index E-MINI	1,134	Dec-2012	$(1,240)

For the year ended September 30, 2012, the total amount of all open futures contracts as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $2,883,246 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2012.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at September 30, 2012. The total market value of securities on loan at September 30, 2012 was $277,352 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of September 30, 2012 was $281,361 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at the time of purchase.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

5	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

S&P 500 Index Fund

September 30, 2012

The following is a summary of the inputs used as of September 30, 2012, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,806,164	$—	$—	$2,806,164
Affiliated Partnership	—	281,361	—	281,361
Cash Equivalent	74,594	—	—	74,594
U.S. Treasury Obligations	—	4,160	—	4,160

Total Investments in Securities	$2,880,758	$285,521	$—	$3,166,279

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(1,240)	$—	$—	$(1,240)

Total Other Financial Instruments	$(1,240)	$—	$—	$(1,240)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the year ended September 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

6	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Small Cap Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.7%

Consumer Discretionary — 15.2%
American Greetings, Cl A (A)	3,500	$59
American Public Education * (A)	900	33
America’s Car-Mart *	3,300	150
Ameristar Casinos	6,200	110
ANN *	2,600	98
Arctic Cat *	8,460	351
Asbury Automotive Group *	14,966	418
Beazer Homes USA *	2,000	7
bebe stores	10,200	49
Belo, Cl A	41,503	325
Biglari Holdings *	540	197
BJ’s Restaurants * (A)	22,983	1,042
Bob Evans Farms	2,400	94
Boyd Gaming *	2,700	19
Bravo Brio Restaurant Group *	17,740	258
Brown Shoe	9,100	146
Brunswick	3,100	70
Cabela’s *	8,440	461
Capella Education *	8,592	301
Career Education *	52,000	196
Carmike Cinemas *	4,500	51
Casual Male Retail Group *	55,000	255
Cato, Cl A	7,694	229
CEC Entertainment	10,066	303
Cheesecake Factory	2,090	75
Childrens Place Retail Stores * (A)	21,683	1,301
Christopher & Banks	12,100	42
Coinstar * (A)	4,564	205
Coldwater Creek * (A)	5,800	5
Cooper Tire & Rubber	18,230	350
Core-Mark Holding	9,399	452
Corinthian Colleges * (A)	81,900	195
Dana Holding (A)	15,587	192
Denny’s *	21,800	106
Destination Maternity	4,600	86
Dick’s Sporting Goods	7,860	408
DineEquity *	400	23
Drew Industries *	700	21
Entercom Communications * (A)	3,700	25
Express *	11,300	167
Fifth & Pacific *	7,800	100
Finish Line, Cl A	800	18
Five Below *	2,954	115
Francesca’s Holdings * (A)	32,202	990
Fred’s, Cl A	12,400	177
Furniture Brands International *	3,800	5
GameStop, Cl A (A)	16,371	344
Gaylord Entertainment * † (A)	8,746	346
Genesco *	3,145	210
Grand Canyon Education *	20,958	493
Helen of Troy *	2,800	89
hhgregg * (A)	20,600	142
Hibbett Sports * (A)	11,135	662
HomeAway *	9,390	220
Hot Topic	19,600	170
Ignite Restaurant Group *	9,000	126
Insight Enterprises *	12,000	210

Description	Shares	Market Value ($ Thousands)

International Speedway, Cl A	2,500	$71
Isle of Capri Casinos * (A)	19,422	135
Jack in the Box *	13,705	385
JAKKS Pacific (A)	12,027	175
Jones Group (A)	32,300	416
Kayak Software, Cl A * (A)	9,190	325
KB Home	7,200	103
Krispy Kreme Doughnuts *	32,058	254
La-Z-Boy, Cl Z *	7,300	107
LeapFrog Enterprises *	9,300	84
Libbey *	43,200	682
Life Time Fitness * (A)	16,245	743
Live Nation *	30,655	264
LKQ *	17,550	325
Lumber Liquidators Holdings * (A)	15,820	802
M/I Homes *	3,500	68
Marriott Vacations Worldwide *	5,090	183
McClatchy, Cl A * (A)	4,100	9
MDC Partners, Cl A (A)	58,000	716
Men’s Wearhouse	11,084	382
Meredith (A)	11,700	409
Meritage Homes * (A)	11,823	450
Modine Manufacturing *	48,325	357
Morgans Hotel Group *	38,543	248
Movado Group	3,800	128
Multimedia Games Holding *	2,500	39
National CineMedia	48,040	786
National Presto Industries (A)	1,800	131
New York Times, Cl A *	10,100	99
Nutrisystem	6,100	64
Office Depot *	51,400	132
OfficeMax	5,300	41
Orient-Express Hotels, Cl A * (A)	38,804	345
Oxford Industries	730	41
Pandora Media * (A)	25,950	284
Panera Bread, Cl A *	2,830	484
Papa John’s International *	4,800	256
Pep Boys-Manny Moe & Jack (A)	24,440	249
PetMed Express (A)	18,300	184
Pier 1 Imports (A)	52,776	989
Pinnacle Entertainment *	35,755	438
ReachLocal *	24,520	307
Red Robin Gourmet Burgers *	15,069	491
Regis (A)	29,710	546
Rent-A-Center	4,500	158
Ruby Tuesday *	25,272	183
rue21 inc *	11,880	370
Ryland Group (A)	19,970	599
Sauer-Danfoss	700	28
Scholastic (A)	7,600	242
Scientific Games, Cl A *	78,324	648
Select Comfort *	31,491	994
Shoe Carnival	8,727	205
Shuffle Master *	4,940	78
Shutterfly *	17,249	537
Sinclair Broadcast Group, Cl A	700	8
Six Flags Entertainment	1,300	77
Skechers U.S.A., Cl A * (A)	5,200	106
Skullcandy * (A)	44,831	616
Smith & Wesson Holding *	11,100	122
SodaStream International * (A)	7,698	302
Sonic *	8,600	88

1	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Small Cap Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

Sotheby’s (A)	4,770	$150
Stage Stores	18,483	389
Standard Motor Products	3,700	68
Steiner Leisure *	1,500	70
Steven Madden *	2,270	99
Stewart Enterprises, Cl A	19,200	161
Strayer Education (A)	800	52
Tesla Motors * (A)	6,630	194
Titan International (A)	10,610	187
Ulta Salon Cosmetics & Fragrance	4,205	405
Vail Resorts (A)	15,469	892
Vera Bradley * (A)	12,300	293
Vitamin Shoppe *	13,283	775
Warnaco Group *	12,280	637
Wet Seal, Cl A *	111,900	352
WMS Industries *	19,010	310
Wolverine World Wide	7,650	340
Zumiez * (A)	28,639	794

		38,548

Consumer Staples — 2.5%
Andersons	6,100	230
Casey’s General Stores (A)	11,750	671
Chefs’ Warehouse Holdings * (A)	16,695	273
Chiquita Brands International * (A)	53,400	408
Coca-Cola Bottling Consolidated	1,600	109
Darling International *	7,100	130
Dean Foods *	9,270	152
Dole Food * (A)	6,400	90
Elizabeth Arden *	2,370	112
Fresh Del Monte Produce	15,800	404
Fresh Market *	7,722	463
Hain Celestial Group * (A)	5,557	350
Harris Teeter Supermarkets	8,228	319
J&J Snack Foods	6,900	396
Lancaster Colony (A)	4,200	308
Medifast *	4,533	119
Nash Finch	1,400	29
Pilgrim’s Pride * (A)	17,700	90
Post Holdings *	3,700	111
Prestige Brands Holdings *	1,400	24
Rite Aid *	150,300	176
Sanderson Farms	2,000	89
Snyders-Lance	3,100	77
Spartan Stores	20,710	317
Spectrum Brands Holdings *	2,700	108
SUPERVALU	9,200	22
TreeHouse Foods *	4,444	233
United Natural Foods *	6,563	384
USANA Health Sciences * (A)	3,300	153
Weis Markets	700	30

		6,377

Energy — 5.6%
Alberta Oilsands *	184,500	17
Atwood Oceanics *	2,280	104
Basic Energy Services * (A)	1,600	18
Berry Petroleum, Cl A (A)	7,817	318

Description	Shares	Market Value ($ Thousands)

Bristow Group	6,405	$324
Callon Petroleum *	1,200	7
Cloud Peak Energy *	1,100	20
Contango Oil & Gas *	1,500	74
Dril-Quip *	7,950	571
Energy XXI Bermuda (A)	17,244	603
EPL Oil & Gas *	18,400	373
Forum Energy Technologies * (A)	29,741	723
Goodrich Petroleum *	3,300	42
Gulfmark Offshore, Cl A *	10,219	338
Gulfport Energy *	18,168	568
Halcon Resources *	10,460	77
Heckmann * (A)	53,500	225
Helix Energy Solutions Group *	21,227	388
Key Energy Services *	69,886	489
KiOR, Cl A * (A)	22,091	205
Knightsbridge Tankers	6,900	45
Kodiak Oil & Gas * (A)	41,366	387
Laredo Petroleum Holdings * (A)	19,250	423
Magnum Hunter Resources * (A)	112,284	499
Matador Resources *	21,520	224
Matrix Service *	4,300	45
Mitcham Industries *	1,200	19
Newpark Resources * (A)	35,600	264
Oasis Petroleum *	38,968	1,148
Oceaneering International	7,090	392
Oil States International *	4,710	374
Oilsands Quest *	258,000	4
Overseas Shipholding Group (A)	5,700	38
Parker Drilling *	19,500	82
PDC Energy * (A)	12,746	403
Penn Virginia (A)	21,300	132
Pioneer Energy Services *	86,157	671
Rosetta Resources * (A)	17,575	842
Scorpio Tankers *	64,662	388
SM Energy	1,280	69
StealthGas *	19,300	131
Stone Energy *	18,846	473
Superior Energy Services *	4,565	94
Swift Energy * (A)	23,440	489
Tesco *	6,600	71
TETRA Technologies *	37,930	229
USEC * (A)	11,700	9
Vaalco Energy *	23,740	203
W&T Offshore (A)	6,600	124
Western Refining (A)	13,765	360
Willbros Group *	23,600	127

		14,243

Financials — 20.4%
Acadia Realty Trust †	12,485	310
Affiliated Managers Group *	6,340	780
Agree Realty †	3,200	82
Alterra Capital Holdings (A)	29,620	709
American Campus Communities † (A)	2,200	97
American Capital Mortgage Investment †	3,100	78
American Equity Investment Life Holding (A)	21,100	245
Amtrust Financial Services (A)	27,570	706

2	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Small Cap Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

Argo Group International Holdings	9,100	$295
Ashford Hospitality Trust †	2,400	20
Associated Estates Realty †	26,438	401
Astoria Financial (A)	10,800	107
Bancorpsouth (A)	36,368	536
Bank of the Ozarks (A)	13,515	466
Banner	21,164	574
BBCN Bancorp *	2,910	37
Berkshire Hills Bancorp (A)	14,507	332
BioMed Realty Trust † (A)	15,585	292
BlackRock Kelso Capital	25,100	244
Boston Private Financial Holdings (A)	27,000	259
BRE Properties, Cl A †	3,380	158
Brookline Bancorp	3,800	34
Campus Crest Communities †	51,900	561
Capital Bank Financial, Cl A *	1,170	21
CapLease †	13,100	68
Cardinal Financial	14,600	209
Cardtronics *	2,650	79
Central Pacific Financial *	40,660	581
Chemical Financial	900	22
Chesapeake Lodging Trust †	4,500	89
Citizens Republic Bancorp *	2,300	44
City Holding	6,000	215
CNO Financial Group (A)	105,020	1,013
CoBiz Financial	36,095	253
Cohen & Steers (A)	6,440	191
Colonial Properties Trust †	12,441	262
Columbia Banking System	11,700	217
Community Bank System (A)	6,200	175
Coresite Realty, Cl †	7,255	195
CubeSmart †	38,524	496
CVB Financial (A)	2,100	25
CYS Investments †	14,900	210
DFC Global * (A)	16,947	290
DiamondRock Hospitality †	46,242	445
Douglas Emmett † (A)	14,180	327
Eagle Bancorp *	19,888	332
East West Bancorp	14,325	303
EastGroup Properties †	13,737	731
Education Realty Trust †	62,460	681
Employers Holdings	4,500	82
Encore Capital Group *	700	20
Entertainment Properties Trust †	2,970	132
EverBank Financial	2,930	40
Evercore Partners, Cl A	2,960	80
Ezcorp, Cl A *	3,800	87
FBR * (A)	110,900	343
Financial Engines * (A)	14,610	348
First American Financial	9,300	202
First Cash Financial Services *	672	31
First Commonwealth Financial	63,340	447
First Financial Bancorp	15,650	265
First Financial Bankshares	1,000	36
First Horizon National (A)	88,087	848
First Industrial Realty Trust * †	5,400	71
First Midwest Bancorp	20,170	253
First Potomac Realty Trust †	2,000	26
FirstMerit	8,090	119
FNB (Pennsylvania)	6,450	72
Forest City Enterprises, Cl A *	22,885	363

Description	Shares	Market Value ($ Thousands)

Fulton Financial	36,922	$364
FXCM, Cl A (A)	20,900	200
Getty Realty † (A)	2,600	47
Glacier Bancorp	18,912	295
Glimcher Realty Trust †	8,090	86
Global Indemnity, Cl A *	5,300	116
Government Properties Income Trust † (A)	13,600	318
Great American Group *	41,800	17
Hanover Insurance Group	9,020	336
Healthcare Realty Trust †	2,200	51
Highwoods Properties † (A)	19,130	624
Home BancShares	14,300	487
Home Loan Servicing Solutions	12,800	208
Home Properties †	2,720	167
HomeStreet *	8,100	308
Horace Mann Educators	15,600	283
IBERIABANK	7,660	351
Independent Bank	1,700	51
Infinity Property & Casualty	3,900	236
Inland Real Estate † (A)	63,928	527
International Bancshares	10,400	198
Investment Technology Group *	50,387	438
Investors Real Estate Trust † (A)	4,500	37
Jones Lang LaSalle	6,707	512
KBW (A)	12,090	199
Kennedy-Wilson Holdings (A)	37,400	522
LaSalle Hotel Properties †	9,306	248
Lexington Realty Trust † (A)	75,078	725
LTC Properties †	10,272	327
Mack-Cali Realty †	7,600	202
Maiden Holdings	50,000	445
MB Financial	12,352	244
MCG Capital	13,800	64
Meadowbrook Insurance Group	58,200	448
Medical Properties Trust †	35,810	374
MGIC Investment * (A)	50,500	77
Mid-America Apartment Communities †	9,842	643
Montpelier Re Holdings	11,900	263
National Financial Partners * (A)	23,545	398
National Penn Bancshares (A)	60,572	552
National Retail Properties † (A)	11,075	338
Nationstar Mortgage Holdings *	6,500	216
Navigators Group *	4,010	197
NBT Bancorp	11,400	252
Nelnet, Cl A	21,400	508
Netspend Holdings * (A)	75,764	745
NorthStar Realty Finance †	51,205	326
Northwest Bancshares	9,700	119
Ocwen Financial *	23,700	650
Old National Bancorp	48,139	655
Omega Healthcare Investors †	4,800	109
OmniAmerican Bancorp *	7,600	173
Oritani Financial	11,100	167
PacWest Bancorp	33,173	775
Park National (A)	500	35
Pebblebrook Hotel Trust †	12,909	302
PennantPark Investment (A)	33,589	356
Pinnacle Financial Partners *	3,800	73
Piper Jaffray *	4,100	104
Platinum Underwriters Holdings	4,900	200
Potlatch †	6,377	238

3	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Small Cap Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

Primerica *	6,700	$192
PrivateBancorp, Cl A	11,000	176
ProAssurance	7,683	695
Prospect Capital (A)	4,000	46
Prosperity Bancshares (A)	13,215	563
Provident Financial Services	13,700	216
PS Business Parks †	1,900	127
Radian Group (A)	57,720	251
RAIT Financial Trust † (A)	27,150	143
Ramco-Gershenson Properties †	18,600	233
RLI	6,786	452
RLJ Lodging Trust †	6,100	115
Sabra Health Care †	7,900	158
Safeguard Scientifics *	25,506	400
SCBT Financial	3,800	153
Signature Bank NY *	9,890	663
Solar Capital	5,300	121
STAG Industrial †	1,400	23
Starwood Property Trust †	6,400	149
Sterling Financial	17,125	381
Stifel Financial *	17,210	578
Strategic Hotels & Resorts * †	3,200	19
Sunstone Hotel Investors * †	42,149	464
Susquehanna Bancshares	93,842	982
Symetra Financial	15,900	196
Synovus Financial (A)	129,941	308
Tanger Factory Outlet Centers †	10,097	326
TCF Financial	7,960	95
THL Credit	13,000	182
TICC Capital	8,900	93
Titanium Asset Management PIPE* (B) (F)	6,111	5
Tower Group (A)	5,900	114
Trustmark (A)	8,239	200
Two Harbors Investment †	28,800	338
UMB Financial	3,300	161
Umpqua Holdings	15,500	200
United Financial Bancorp	6,800	98
Validus Holdings	7,100	241
ViewPoint Financial Group	27,060	519
Waddell & Reed Financial, Cl A	13,231	434
Washington Federal	5,240	87
Washington Real Estate Investment Trust † (A)	13,756	369
Webster Financial	30,855	731
West Coast Bancorp	9,845	222
Westamerica Bancorporation (A)	3,000	141
Western Alliance Bancorp *	105,172	1,073
Wilshire Bancorp *	8,300	52
Winthrop Realty Trust †	1,500	16
Wintrust Financial (A)	10,576	397
World Acceptance * (A)	1,500	101
WSFS Financial	6,300	260
Zillow, Cl A * (A)	9,888	417

		51,864

Health Care — 12.0%
Acadia Healthcare * (A)	40,367	963
Accuray *	18,400	130
Achillion Pharmaceuticals * (A)	15,170	158
Acorda Therapeutics *	5,650	145
Aegerion Pharmaceuticals *	11,550	171
Affymetrix * (A)	19,100	83

Description	Shares	Market Value ($ Thousands)

Akorn * (A)	37,519	$496
Alere * (A)	24,600	479
Amarin ADR *	33,975	428
Amedisys * (A)	10,400	144
AMERIGROUP *	3,955	362
Amsurg *	8,610	244
Analogic	1,400	109
Ariad Pharmaceuticals * (A)	27,619	669
ArthroCare *	3,300	107
Assisted Living Concepts, Cl A	3,900	30
AthenaHealth *	3,544	325
Auxilium Pharmaceuticals *	1,800	44
BioMimetic Therapeutics *	5,300	22
Bruker BioSciences *	19,160	251
Catamaran *	2,930	287
Centene *	5,540	207
Cepheid * (A)	3,570	123
Chemed (A)	3,008	208
Computer Programs & Systems	2,200	122
Conmed	16,880	481
Cubist Pharmaceuticals * (A)	7,490	357
Cyberonics *	7,739	406
DexCom *	26,625	400
Emergent Biosolutions *	10,100	144
Emeritus *	19,180	402
Endocyte *	3,000	30
Exact Sciences *	20,290	223
Fluidigm *	18,377	312
Gentiva Health Services *	12,800	145
Greatbatch *	12,775	311
Halozyme Therapeutics *	27,430	207
Hansen Medical * (A)	9,000	18
Health Management Associates, Cl A *	51,430	431
Health Net *	6,530	147
HealthSouth *	58,433	1,406
Healthways *	3,900	46
HeartWare International *	3,910	369
Hi-Tech Pharmacal *	2,500	83
HMS Holdings *	26,341	880
ICU Medical *	11,771	712
Immunogen * (A)	5,000	73
Impax Laboratories *	26,436	686
Imris *	44,777	201
Insulet * (A)	18,420	398
Invacare	19,700	279
IPC The Hospitalist * (A)	5,734	262
Ironwood Pharmaceuticals, Cl A *	500	6
Jazz Pharmaceuticals *	3,400	194
Keryx Biopharmaceuticals * (A)	84,264	238
Kindred Healthcare * (A)	12,699	144
LHC Group *	5,300	98
LifePoint Hospitals *	2,120	91
Magellan Health Services *	10,836	559
MAP Pharmaceuticals *	29,328	457
Masimo *	27,717	670
Medical Action Industries *	38,700	135
Medicines *	3,700	95
Medicis Pharmaceutical, Cl A (A)	4,200	182
MEDNAX * (A)	9,438	703
MELA Sciences * (A)	25,260	81
Momenta Pharmaceuticals * (A)	17,100	249
Nektar Therapeutics * (A)	23,030	246

4	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Small Cap Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

Neurocrine Biosciences *	16,900	$135
Newlink Genetics *	9,224	150
Novadaq Technologies *	21,970	227
NuVasive *	15,950	365
Onyx Pharmaceuticals *	6,890	582
Optimer Pharmaceuticals * (A)	11,040	156
Orthofix International *	3,600	161
Owens & Minor	1,300	39
Pain Therapeutics * (A)	3,100	16
Parexel International *	19,545	601
PDL BioPharma (A)	60,883	468
Pharmacyclics * (A)	1,360	88
PharMerica *	5,300	67
Pozen * (A)	9,700	64
Providence Service *	16,200	210
Questcor Pharmaceuticals (A)	3,525	65
Sagent Pharmaceuticals * (A)	10,080	161
Sangamo Biosciences * (A)	26,065	158
Santarus *	2,300	20
Sciclone Pharmaceuticals * (A)	15,400	85
Seattle Genetics *	5,700	154
Select Medical Holdings *	11,900	134
Sirona Dental Systems *	7,195	410
Skilled Healthcare Group, Cl A *	10,300	66
Spectranetics *	25,937	383
Spectrum Pharmaceuticals * (A)	19,302	226
STERIS	600	21
Symmetry Medical *	28,200	279
Synageva BioPharma *	2,586	138
Syneron Medical *	33,420	326
Synta Pharmaceuticals * (A)	20,370	155
Targacept *	1,700	8
Team Health Holdings *	16,261	441
TESARO *	7,109	101
Theravance * (A)	2,800	73
Threshold Pharmaceuticals * (A)	47,834	347
Tornier BV *	14,059	266
Trinity Biotech ADR	6,500	82
Trius Therapeutics *	43,679	255
Unilife * (A)	81,156	253
ViroPharma * (A)	12,715	384
Vocera Communications *	11,493	356
Volcano *	24,592	703
WellCare Health Plans *	20,895	1,182
Wright Medical Group *	900	20
XenoPort * (A)	4,900	56

		30,501

Industrials — 15.9%
AAR (A)	16,769	275
ABM Industries	18,600	352
Acacia Research *	10,919	299
ACCO Brands *	32,400	210
Actuant, Cl A	58,092	1,663
Acuity Brands (A)	16,248	1,028
Advisory Board *	14,191	679
Aegean Marine Petroleum Network (A)	20,200	123
Air Lease, Cl A *	3,410	70
Air Transport Services Group *	44,600	196
Aircastle	21,100	239
Alaska Air Group *	10,700	375

Description	Shares	Market Value ($ Thousands)

Albany International, Cl A	7,600	$167
American Science & Engineering	700	46
Ametek	3,535	125
AO Smith	2,050	118
Apogee Enterprises	5,400	106
Applied Industrial Technologies	4,100	170
Arkansas Best	6,500	51
Armstrong World Industries	7,670	356
AZZ	1,200	46
Barnes Group	3,600	90
BE Aerospace *	8,184	345
Beacon Roofing Supply *	3,780	108
Belden	15,890	586
Brink’s	15,100	388
Carlisle	12,990	675
Cascade	400	22
Ceradyne	8,800	215
Chart Industries *	11,742	867
CIRCOR International	990	37
Clarcor	6,631	296
Clean Harbors *	5,740	280
Columbus McKinnon *	9,700	146
Comfort Systems USA	3,300	36
Consolidated Graphics *	9,247	241
Corporate Executive Board	6,102	327
Crane	7,290	291
Cubic	8,778	439
Curtiss-Wright	800	26
Deluxe	9,858	301
DigitalGlobe * (A)	16,717	341
Dycom Industries *	49,780	716
EMCOR Group	32,655	932
EnerSys *	600	21
ESCO Technologies	10,964	426
Esterline Technologies *	8,675	487
Exponent *	4,200	240
Flow International *	41,800	155
Fortune Brands Home & Security *	8,400	227
Forward Air	1,800	55
Franklin Electric	760	46
FreightCar America	2,800	50
FTI Consulting *	11,600	309
G&K Services	16,885	529
Genesee & Wyoming, Cl A * (A)	19,752	1,321
Geo Group	13,100	362
GeoEye *	500	13
Global Power Equipment Group	12,600	233
Graco	6,500	327
GrafTech International * (A)	9,300	84
Granite Construction	3,000	86
Greenbrier * (A)	11,444	185
H&E Equipment Services	1,300	16
Hawaiian Holdings * (A)	32,721	183
HEICO (A)	6,353	246
Heidrick & Struggles International	1,700	22
Hexcel *	54,727	1,315
HNI	200	5
ICF International *	15,300	308
IDEX	10,120	423
Insperity	5,400	136

5	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Small Cap Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

Interface, Cl A	44,605	$589
ITT	8,750	176
John Bean Technologies	12,809	209
Kadant *	12,152	282
Keyw Holding * (A)	25,775	322
Kforce *	3,800	45
Kirby *	7,302	404
Korn/Ferry International *	1,400	21
Layne Christensen *	3,600	71
LB Foster, Cl A	800	26
Lincoln Electric Holdings	7,700	301
Lindsay	400	29
Marten Transport	15,670	275
MasTec *	4,480	88
Meritor *	9,700	41
Middleby *	7,205	833
Mine Safety Appliances	2,000	75
Mistras Group *	10,470	243
Moog, Cl A *	12,483	473
MSC Industrial Direct, Cl A	4,440	300
Mueller Water Products, Cl A	6,600	32
MYR Group *	6,800	136
NACCO Industries, Cl A	900	113
Navigant Consulting *	22,400	248
Northwest Pipe *	11,530	284
Old Dominion Freight Line *	47,738	1,440
Orbital Sciences *	8,540	124
Orion Marine Group *	38,800	288
Pacer International *	16,100	64
Primoris Services	9,862	129
Quad (A)	2,500	42
Quanex Building Products (A)	19,495	367
RailAmerica *	12,774	351
Rand Logistics *	8,700	65
RBC Bearings *	7,340	353
Resources Connection	15,000	197
Rexnord * (A)	12,750	232
Robbins & Myers	5,138	306
RPX *	4,740	53
Rush Enterprises, Cl A *	22,140	426
Saia *	5,800	117
Simpson Manufacturing	17,104	489
Skywest	11,400	118
Spirit Airlines *	31,700	541
Standex International (A)	5,317	236
Steelcase, Cl A	15,300	151
Sun Hydraulics	6,300	167
Swift Transportation, Cl A *	31,500	271
Sykes Enterprises *	6,400	86
TAL International Group (A)	9,120	310
Taser International *	21,800	131
Teledyne Technologies *	2,350	149
Teleflex	3,620	249
Terex * (A)	3,200	72
Tetra Tech *	11,984	315
Thermon Group Holdings *	11,048	276
Titan Machinery * (A)	7,300	148
TMS International, Cl A *	32,900	326
Trex * (A)	12,770	436
TrueBlue *	34,206	538
Tutor Perini *	32,200	368
United Rentals *	13,890	454
US Airways Group * (A)	11,900	125

Description	Shares	Market Value ($ Thousands)

US Ecology	24,395	$526
UTI Worldwide	4,200	57
Valmont Industries	3,300	434
Wabash National * (A)	39,700	283
Wabtec	2,860	230
Watsco (A)	4,900	371
Werner Enterprises (A)	11,126	238

		40,474

Information Technology — 15.5%
ACI Worldwide *	2,370	100
Actuate *	10,900	77
Adtran (A)	18,186	314
Advanced Energy Industries *	5,300	65
Ancestry.com *	2,600	78
Arris Group *	21,603	276
Aruba Networks * (A)	19,630	442
Aspen Technology *	30,885	798
Audience *	8,720	54
Bankrate *	4,060	63
Bazaarvoice * (A)	38,858	589
Benchmark Electronics *	28,165	430
Black Box	3,800	97
Blucora *	2,500	45
Brightpoint *	2,700	24
BroadSoft * (A)	18,530	760
CACI International, Cl A *	700	36
Cadence Design Systems * (A)	62,115	799
Calix *	13,900	89
Cavium * (A)	25,635	854
CIBER *	113,100	392
Ciena * (A)	38,464	523
Cirrus Logic *	5,250	202
CommVault Systems *	5,200	305
Computer Task Group *	10,500	170
Compuware *	29,560	293
Concur Technologies * (A)	4,110	303
Convergys (A)	2,500	39
Cornerstone OnDemand *	10,950	336
CoStar Group * (A)	6,275	512
CSG Systems International *	7,600	171
Cymer * (A)	5,790	296
DealerTrack Holdings *	28,840	803
Demand Media *	1,700	18
Demandware * (A)	13,840	439
Dice Holdings * (A)	5,400	45
Digi International *	34,300	349
Digital River *	26,920	448
Diodes *	12,300	209
EarthLink	72,400	516
Emulex *	20,800	150
Entegris *	34,525	281
Envestnet *	19,207	225
ExactTarget *	7,775	188
Exar *	51,600	413
ExlService Holdings *	25,609	755
Fairchild Semiconductor International *	62,422	819
FEI	10,643	569
FormFactor *	16,900	94
Forrester Research	2,596	75
Fortinet *	21,030	508
Fusion-io * (A)	10,850	329

6	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Small Cap Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

Guidewire Software *	11,430	$355
Harmonic *	12,600	57
Heartland Payment Systems	8,620	273
Hittite Microwave * (A)	12,234	679
Imperva * (A)	6,760	250
Infoblox * (A)	28,203	656
Inphi * (A)	27,140	289
Integrated Device Technology *	130,215	766
Interactive Intelligence Group * (A)	7,915	238
Intermec *	12,200	76
Internap Network Services *	76,012	536
International Rectifier *	16,374	273
Intersil, Cl A	38,658	338
InvenSense, Cl A * (A)	3,100	37
j2 Global (A)	9,925	326
Kemet *	17,700	78
Limelight Networks * (A)	44,300	104
Liquidity Services *	800	40
Loral Space & Communications	1,000	71
LTX-Credence *	7,633	44
Manhattan Associates *	6,450	369
MAXIMUS	3,100	185
Mellanox Technologies * (A)	4,306	437
Mentor Graphics *	22,458	348
Micrel	4,400	46
Micros Systems *	4,755	234
MicroStrategy, Cl A *	2,156	289
Mindspeed Technologies * (A)	86,350	299
Monolithic Power Systems *	11,572	229
Move *	12,500	108
MTS Systems	800	43
NETGEAR * (A)	10,540	402
Netscout Systems *	10,650	272
NetSuite * (A)	4,660	297
NIC	7,600	112
Novatel Wireless *	2,100	4
OCZ Technology Group * (A)	13,400	47
OpenTable * (A)	7,640	318
Oplink Communications *	1,700	28
Opnet Technologies (A)	21,434	730
OSI Systems *	5,233	407
Palo Alto Networks *	1,190	73
Parametric Technology *	52,342	1,141
Photronics * (A)	46,104	248
Plantronics	4,900	173
Plexus *	14,319	434
Power-One *	6,400	36
Progress Software *	24,630	527
QLIK Technologies *	14,197	318
QLogic *	9,800	112
Quality Systems	2,400	44
Quantum *	149,151	240
RealNetworks *	3,300	27
RealPage * (A)	11,690	264
Rogers *	8,254	350
Saba Software *	39,900	399
Sanmina-SCI *	7,400	63
Sapient *	1,200	13
Semtech *	19,190	483
ServiceSource International * (A)	26,040	267
Silicon Laboratories *	7,630	280

Description	Shares	Market Value ($ Thousands)

SolarWinds *	11,576	$645
Sonus Networks *	188,699	355
Sourcefire * (A)	8,506	417
Splunk * (A)	5,090	187
STEC *	9,100	61
Stratasys *	370	20
Synaptics * (A)	5,300	127
SYNNEX * (A)	11,121	362
Take-Two Interactive Software *	45,480	474
Tangoe * (A)	21,947	288
TeleNav *	8,700	52
TeleTech Holdings *	2,700	46
Tellabs	5,700	20
Teradyne * (A)	25,425	361
TIBCO Software * (A)	15,840	479
Travelzoo * (A)	4,100	97
TriQuint Semiconductor *	38,650	195
TTM Technologies *	29,373	277
Tyler Technologies *	2,400	106
Ultra Clean Holdings *	30,646	175
Unisys *	5,500	115
United Online	32,000	177
Veeco Instruments * (A)	12,270	368
Viasat *	2,210	83
Vishay Intertechnology * (A)	31,640	311
WebMD Health, Cl A * (A)	8,900	125
Wright Express *	6,293	439

		39,309

Materials — 3.9%
AK Steel Holding (A)	31,900	153
Alpha Natural Resources * (A)	14,200	93
Buckeye Technologies	3,900	125
Carpenter Technology	5,305	278
Century Aluminum *	10,200	73
Chemtura *	1,200	21
Coeur d’Alene Mines *	740	21
Commercial Metals	4,870	64
Eagle Materials	1,810	84
Georgia Gulf (A)	3,300	120
Glatfelter	4,400	78
Globe Specialty Metals	7,600	116
GSE Holding *	51,200	402
H.B. Fuller	11,325	347
Haynes International	1,800	94
Headwaters *	35,400	233
Horsehead Holding * (A)	16,900	158
Innophos Holdings	6,704	325
Innospec *	7,200	244
Kaiser Aluminum (A)	12,269	716
Koppers Holdings	600	21
Kraton Performance Polymers *	19,877	519
LSB Industries *	1,500	66
Materion	600	14
Metals USA Holdings *	6,700	90
Minerals Technologies	10,820	767
Myers Industries	3,700	58
Noranda Aluminum Holding	47,494	318
PolyOne	66,863	1,108
Quaker Chemical	6,086	284
Resolute Forest Products * (A)	8,900	116
RTI International Metals *	26,173	627

7	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Small Cap Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

Schnitzer Steel Industries, Cl A (A)	6,800	$191
Schulman A	8,100	193
Schweitzer-Mauduit International	12,000	396
Sensient Technologies	12,070	444
Silgan Holdings	8,610	374
STR Holdings * (A)	20,400	63
TPC Group *	3,500	143
Wausau Paper	9,400	87
Worthington Industries (A)	13,345	289

		9,913

Telecommunication Services — 0.3%
Boingo Wireless * (A)	34,480	274
IDT, Cl B	4,400	45
Neutral Tandem *	27,600	259
NTELOS Holdings	3,300	57
tw telecom, Cl A *	8,510	222
USA Mobility	1,200	14

		871

Utilities — 2.4%
ALLETE	10,885	454
Cadiz * (A)	20,500	199
Chesapeake Utilities	5,576	264
Cleco	9,770	410
El Paso Electric	8,420	288
Empire District Electric	6,100	131
Idacorp	9,958	431
Northwest Natural Gas (A)	6,897	340
NorthWestern	15,085	547
Otter Tail	3,100	74
Piedmont Natural Gas (A)	5,300	172
PNM Resources	30,159	634
Portland General Electric	12,445	337
Southwest Gas	8,484	375
UIL Holdings (A)	12,827	460
UNS Energy	2,960	124
Vectren	10,496	300
WGL Holdings	10,631	428

		5,968

Total Common Stock (Cost $215,106) ($ Thousands)		238,068

EXCHANGE TRADED FUNDS — 0.8%
iShares Russell 2000 Growth Index Fund	6,122	585
iShares Russell 2000 Value Index Fund (A)	19,700	1,457

Total Exchange Traded Funds (Cost $1,988) ($ Thousands)		2,042

	Number of Rights
RIGHTS — 0.0%
Allos Therapeutics	45,500	$—

Total Rights (Cost $—) ($Thousands)		—

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

	Number of Warrants
WARRANTS — 0.0%
Magnum Hunter Resources Expires 08/29/14 *	12,911	—

Total Warrants (Cost $—) ($Thousands)		—

AFFILIATED PARTNERSHIP — 19.5%
SEI Liquidity Fund, L.P. 0.150% ** †† (C)	49,588,926	49,589

Total Affiliated Partnership (Cost $49,589) ($ Thousands)		49,589

CASH EQUIVALENT — 5.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.070% ** ††	13,286,993	13,287

Total Cash Equivalent (Cost $13,287) ($ Thousands)		13,287

U.S. TREASURY OBLIGATIONS (D) (E)— 0.5%
U.S. Treasury Bills 0.131%, 02/07/13	$1,300	1,300

Total U.S. Treasury Obligations (Cost $1,299) ($ Thousands)		1,300

Total Investments — 119.8% (Cost $281,269) ($ Thousands)		$304,286

A list of the open futures contracts held by the Fund at September 30, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	111	Dec-2012	$(80)

For the year ended September 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $254,051 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2012.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at September 30, 2012. The total market value of securities on loan at September 30, 2012 was $47,740 ($ Thousands)

(B)	Securities considered illiquid and restricted. The total market value of such securities as of September 30, 2012 was $5 ($Thousands) and represented 0.00% of Net Assets.

(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of September 30, 2012 was $49,589 ($Thousands).

(D)	The rate reported is the effective yield at the time of purchase.

(E)	Security or a portion thereof, has been pledged as collateral on open futures contracts.

8	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Small Cap Fund

September 30, 2012

(F)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of September 30, 2012 was $5 ($Thousands) and represented 0.00% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

Amounts designated as “—” are $0 or has been rounded to $0.

The following is a summary of the inputs used as of September 30, 2012, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$238,063	$5	$—	$238,068
Exchange Traded Funds	2,042	—	—	2,042
Rights	—	—	—	—
Warrants	—	—	—	—
Affiliated Partnership	—	49,589	—	49,589
Cash Equivalent	13,287	—	—	13,287
U.S. Treasury Obligations	—	1,300	—	1,300

Total Investments in Securities	$253,392	$50,894	$—	$304,286

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(80)	$—	$—	$(80)

Total Other Financial Instruments	$(80)	$—	$—	$(80)

*	Futures contracts are valued at unrealized depreciation on the instrument.

For the year ended September 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

9	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Small Cap Value Fund

September 30 , 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.5% ‡

Consumer Discretionary — 10.3%
American Greetings, Cl A (A)	21,400	$360
America’s Car-Mart *	7,600	346
ANN * (A)	15,311	578
Arbitron	13,400	508
Asbury Automotive Group *	8,610	241
Belo, Cl A	97,863	766
Big Lots *	16,200	479
Bob Evans Farms (A)	14,000	548
Bravo Brio Restaurant Group *	23,900	348
Brunswick	8,270	187
Callaway Golf (A)	62,721	385
Carmike Cinemas *	13,400	151
Casual Male Retail Group *	158,500	734
Cato, Cl A	15,700	466
CEC Entertainment	14,600	440
Cheesecake Factory	5,520	197
Childrens Place Retail Stores * (A)	11,685	701
Coinstar * (A)	20,800	935
Columbia Sportswear (A)	8,495	459
Cooper Tire & Rubber	70,813	1,358
Core-Mark Holding	10,553	508
Cracker Barrel Old Country Store	3,200	215
CSS Industries	24,100	495
DreamWorks Animation SKG, Cl A * (A)	57,500	1,106
Ethan Allen Interiors (A)	23,833	522
Express *	39,146	580
Federal Mogul, Cl A *	28,800	263
Foot Locker	7,900	281
Hibbett Sports *	3,240	193
Ignite Restaurant Group * (A)	26,200	365
Insight Enterprises *	27,600	482
Jack in the Box *	17,600	495
JAKKS Pacific (A)	27,461	400
Jones Group (A)	61,200	788
Journal Communications, Cl A *	107,100	557
Krispy Kreme Doughnuts *	52,086	413
Libbey *	124,500	1,965
Life Time Fitness *	10,140	464
Marriott Vacations Worldwide *	5,460	197
Matthews International, Cl A (A)	58,303	1,739
MDC Partners, Cl A	167,200	2,063
Men’s Wearhouse	38,726	1,333
Meredith (A)	33,295	1,165
Oxford Industries	3,350	189
Pep Boys-Manny Moe & Jack (A)	48,665	495
Pier 1 Imports (A)	54,360	1,019
Pinnacle Entertainment *	71,195	872
RadioShack (A)	43,800	104
Regis (A)	108,379	1,992
Rent-A-Center	50,200	1,761
Ruby Tuesday * (A)	29,900	217
Ryland Group	3,310	99
Scholastic (A)	22,200	706
School Specialty * (A)	31,231	72
Scientific Games, Cl A *	45,237	374
Shuffle Master *	13,150	208
Sinclair Broadcast Group, Cl A	27,300	306

Description	Shares	Market Value ($ Thousands)

Skechers U.S.A., Cl A * (A)	38,100	$777
Stage Stores	31,500	663
Standard Motor Products	17,300	319
Starwood Hotels & Resorts Worldwide	7,300	423
Steven Madden *	6,010	263
Universal Electronics *	18,400	324
Vail Resorts	3,460	199
Warnaco Group *	30,605	1,588
Wet Seal, Cl A *	72,100	227
WMS Industries *	127,507	2,088

		42,061

Consumer Staples — 2.8%
Cal-Maine Foods	600	27
Casey’s General Stores (A)	8,114	464
Central Garden and Pet *	26,174	311
Central Garden and Pet, Cl A *	27,426	332
Chiquita Brands International * (A)	136,900	1,046
Darling International *	26,700	488
Dole Food * (A)	46,120	647
Elizabeth Arden *	6,220	294
Fresh Del Monte Produce	19,500	499
Ingles Markets, Cl A	31,975	523
Ingredion	25,065	1,383
J&J Snack Foods	10,705	614
Nash Finch	10,700	218
Pantry *	43,337	630
Prestige Brands Holdings *	39,363	668
Sanderson Farms (A)	10,073	447
Snyders-Lance	8,130	203
Spartan Stores	61,643	944
TreeHouse Foods *	7,586	398
Universal	12,200	621
USANA Health Sciences * (A)	10,100	469
Weis Markets	4,700	199

		11,425

Energy — 5.9%
Atwood Oceanics *	6,150	279
Berry Petroleum, Cl A (A)	14,363	584
Bristow Group	11,160	564
Cloud Peak Energy * (A)	77,200	1,397
Comstock Resources * (A)	58,900	1,083
EPL Oil & Gas *	38,800	787
Forest Oil *	86,900	734
Goodrich Petroleum * (A)	31,050	392
Gulfmark Offshore, Cl A *	47,392	1,566
Halcon Resources *	29,940	219
Heckmann * (A)	154,200	648
Key Energy Services *	192,678	1,349
Lone Pine Resources *	52,145	81
Magnum Hunter Resources * (A)	129,298	574
McDermott International *	40,614	496
Newpark Resources * (A)	162,700	1,206
Parker Drilling *	194,800	824
REX American Resources *	9,900	178
Rosetta Resources *	4,630	222
Scorpio Tankers * (A)	185,800	1,115
SEACOR Holdings *	5,300	442
StealthGas *	55,500	377

1	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Small Cap Value Fund

September 30 , 2012

Description	Shares	Market Value ($ Thousands)

Superior Energy Services *	19,200	$394
Swift Energy * (A)	72,304	1,510
Tesoro	20,400	855
TETRA Technologies *	75,525	457
Tidewater	20,700	1,004
Unit *	35,400	1,469
USEC * (A)	134,800	105
W&T Offshore (A)	20,200	379
Western Refining (A)	55,230	1,446
World Fuel Services (A)	37,700	1,343

		24,079

Financials — 33.8%
1st Source	29,350	654
Acadia Realty Trust †	24,935	619
Access National	2,450	33
Allied World Assurance Holdings	6,400	494
Alterra Capital Holdings (A)	81,535	1,952
American Campus Communities † (A)	6,300	276
American Capital Mortgage Investment †	9,100	229
American Equity Investment Life Holding (A)	98,600	1,147
American National Bankshares	1,600	36
Ameris Bancorp *	5,094	64
Amtrust Financial Services	7,589	194
Anworth Mortgage Asset †	123,900	843
Apartment Investment & Management, Cl A †	29,215	759
Arrow Financial (A)	2,142	54
Ashford Hospitality Trust †	31,900	268
Aspen Insurance Holdings	13,200	403
Associated Estates Realty †	15,240	231
Astoria Financial (A)	5,650	56
AvalonBay Communities †	6,169	839
Bancfirst	2,400	103
Banco Latinoamericano de Exportaciones, Cl E	50,600	1,118
Bancorp *	8,900	91
Bancorpsouth (A)	51,732	763
Bank Mutual	9,750	44
Bank of Kentucky Financial	1,350	37
Bank of Marin Bancorp	1,150	49
Bank of the Ozarks (A)	28,360	978
BankFinancial	4,250	37
Banner	9,100	247
BBCN Bancorp *	32,830	414
Beneficial Mutual Bancorp *	9,100	87
Berkshire Hills Bancorp * (A)	29,355	664
BioMed Realty Trust † (A)	60,280	1,128
Boston Private Financial Holdings (A)	117,698	1,129
Boston Properties † (A)	6,935	767
Brandywine Realty Trust †	52,500	640
Bridge Bancorp	1,050	24
Camden National	12,600	467
Campus Crest Communities †	110,600	1,195
Cape Bancorp *	1,550	15
Capital Bank Financial, Cl A *	5,360	96
Capital City Bank Group	3,800	40
CapLease †	102,100	528

Description	Shares	Market Value ($ Thousands)

Capstead Mortgage †	32,600	$440
Cardinal Financial	44,343	634
Cardtronics *	7,140	213
Cathay General Bancorp	8,400	145
CBL & Associates Properties †	72,283	1,543
Center Bancorp	2,100	25
Central Pacific Financial *	45,150	646
Chemical Financial	8,350	202
Citizens & Northern	2,700	53
Citizens Republic Bancorp *	6,123	118
City Holding	4,600	165
CNB Financial	1,850	32
CNO Financial Group	313,000	3,021
CoBiz Financial	86,520	606
Colonial Properties Trust † (A)	20,008	421
Columbia Banking System	14,150	262
CommonWealth †	18,100	264
Community Bank System (A)	2,750	78
Community Trust Bancorp	19,050	677
Coresite Realty †	14,385	388
CreXus Investment †	49,700	537
CVB Financial (A)	56,285	672
CYS Investments † (A)	43,000	606
Dime Community Bancshares	13,600	196
Dynex Capital †	43,600	469
Eagle Bancorp *	43,284	724
East West Bancorp	28,520	602
EastGroup Properties †	16,840	896
Education Realty Trust †	114,688	1,250
Employers Holdings	63,179	1,158
Encore Capital Group *	9,400	266
Endurance Specialty Holdings	35,997	1,386
Enterprise Bancorp	1,400	24
Enterprise Financial Services	6,500	88
Entertainment Properties Trust †	4,210	187
Equity One †	39,917	841
Equity Residential † (A)	22,350	1,286
EverBank Financial	22,330	307
Evercore Partners, Cl A	7,790	210
Extra Space Storage †	8,886	295
FBR *	319,577	987
Federal Agricultural Mortgage, Cl C	650	17
Federal Realty Investment Trust †	2,254	237
Federated Investors, Cl B (A)	27,264	564
Financial Institutions	4,000	75
First Bancorp	4,700	54
First BanCorp *	12,080	53
First Busey	18,650	91
First Commonwealth Financial	6,750	48
First Community Bancshares (A)	26,045	397
First Defiance Financial	2,750	47
First Financial	4,150	130
First Financial Bancorp	18,200	308
First Financial Bankshares (A)	2,150	77
First Financial Holdings	9,592	125
First Horizon National (A)	149,883	1,443
First Interstate Bancsystem, Cl A	5,850	88
First Merchants	23,300	350
First Midwest Bancorp	157,562	1,977
FirstMerit	71,392	1,052

2	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Small Cap Value Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

Flushing Financial	57,200	$904
FNB (Pennsylvania) (A)	49,300	553
Forest City Enterprises, Cl A * (A)	45,380	719
Fulton Financial	65,250	643
FXCM, Cl A (A)	60,400	577
General Growth Properties †	22,182	432
German American Bancorp	2,250	54
GFI Group	88,900	283
Glacier Bancorp	5,100	79
Glimcher Realty Trust †	21,470	227
Global Indemnity, Cl A *	15,400	337
Government Properties Income Trust † (A)	19,300	452
Great American Group *	101,400	41
Great Southern Bancorp	3,300	102
Hancock Holding	45,808	1,418
Hanmi Financial *	16,800	215
Hanover Insurance Group	32,101	1,196
Hatteras Financial †	21,300	600
HCP †	22,562	1,004
Health Care †	14,400	832
Heartland Financial USA	3,500	95
Heritage Commerce *	4,800	33
Heritage Financial	2,500	38
Heritage Oaks Bancorp *	2,800	16
Highwoods Properties † (A)	46,385	1,513
Home Bancorp *	1,150	21
Home BancShares	35,000	1,193
Home Federal Bancorp	3,600	41
Home Loan Servicing Solutions	37,500	610
HomeStreet *	25,400	967
Horace Mann Educators	71,341	1,292
Horizon Bancorp Indiana *	1,250	36
Hospitality Properties Trust †	18,600	442
Host Hotels & Resorts † (A)	46,606	748
Hudson Valley Holding	3,466	59
IBERIABANK	15,476	709
Infinity Property & Casualty	17,103	1,033
International Bancshares (A)	45,650	870
Investors Bancorp	16,600	303
Kennedy-Wilson Holdings	107,600	1,503
Kimco Realty † (A)	18,950	384
Kite Realty Group Trust †	90,000	459
Knight Capital Group, Cl A *	54,300	146
Lakeland Bancorp	6,171	64
Lakeland Financial	6,400	177
LaSalle Hotel Properties †	18,470	493
Lexington Realty Trust † (A)	196,065	1,894
Macerich †	15,311	876
Mack-Cali Realty †	41,511	1,104
Maiden Holdings	144,000	1,280
MainSource Financial Group (A)	60,657	779
MB Financial	12,100	239
Meadowbrook Insurance Group	157,922	1,214
Medical Properties Trust †	28,330	296
Mercantile Bank *	3,150	54
Metro Bancorp *	3,200	41
MetroCorp Bancshares *	3,950	42
MFA Financial †	181,457	1,542
Mid-America Apartment Communities †	25,108	1,640

Description	Shares	Market Value ($ Thousands)

MidWestOne Financial Group	1,050	$23
Montpelier Re Holdings	23,800	527
National Bankshares	1,400	46
National Financial Partners * (A)	46,880	792
National Penn Bancshares (A)	61,143	557
National Retail Properties † (A)	22,050	673
Nationstar Mortgage Holdings *	18,800	624
NBT Bancorp	900	20
Nelnet, Cl A	60,800	1,443
Northrim BanCorp	1,250	25
Northwest Bancshares	16,575	203
OceanFirst Financial	33,500	491
Ocwen Financial *	87,850	2,408
Old National Bancorp	162,799	2,216
OmniAmerican Bancorp *	22,000	500
Oriental Financial Group	33,900	357
PacWest Bancorp (A)	77,320	1,807
Park National (A)	2,350	165
Peapack Gladstone Financial	1,400	23
Pebblebrook Hotel Trust †	25,709	601
Pennsylvania †	28,000	444
PennyMac Mortgage Investment Trust †	23,500	549
Peoples Bancorp	3,650	84
PHH * (A)	21,700	442
PICO Holdings *	29,400	671
Pinnacle Financial Partners *	5,200	100
Platinum Underwriters Holdings	56,709	2,318
Popular *	24,200	422
Potlatch † (A)	11,000	411
Preferred Bank *	3,450	49
Presidential Life	3,400	47
PrivateBancorp, Cl A	51,900	830
ProAssurance	17,530	1,585
ProLogis †	30,394	1,065
Prosperity Bancshares	29,960	1,277
Protective Life	14,200	372
Provident Financial Holdings	2,450	35
Provident Financial Services	18,750	296
Public Storage †	8,857	1,233
RAIT Financial Trust † (A)	9,799	51
Regency Centers †	8,581	418
Reinsurance Group of America, Cl A	14,930	864
Renasant (A)	8,250	162
Republic Bancorp, Cl A (A)	34,950	767
Rockville Financial	5,951	73
S&T Bancorp (A)	8,950	158
Safeguard Scientifics *	50,570	793
Sandy Spring Bancorp	3,750	72
SCBT Financial	15,300	616
Sierra Bancorp	5,347	66
Signature Bank NY *	5,462	366
Simon Property Group †	11,994	1,821
SL Green Realty † (A)	6,192	496
Southside Bancshares (A)	27,374	597
Southwest Bancorp *	6,000	65
StanCorp Financial Group (A)	7,800	244
Starwood Property Trust †	18,500	431
State Bank Financial	13,500	223
StellarOne	6,850	90
Sterling Financial	10,900	243

3	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Small Cap Value Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

Suffolk Bancorp *	3,350	$49
Susquehanna Bancshares	161,477	1,689
SWS Group *	55,900	342
SY Bancorp	2,600	62
Symetra Financial	33,900	417
Synovus Financial (A)	127,166	301
TCF Financial (A)	76,332	911
Territorial Bancorp	2,700	62
THL Credit	37,500	526
Tree.com *	3,400	53
Trico Bancshares	4,650	77
Trustco Bank NY	20,750	119
Trustmark	6,750	164
Two Harbors Investment †	55,700	654
UDR †	20,000	496
UMB Financial (A)	3,350	163
Umpqua Holdings (A)	11,500	148
Union First Market Bankshares	5,600	87
United Bankshares (A)	4,100	102
United Community Banks *	22,350	188
United Financial Bancorp	23,150	335
Univest Corp of Pennsylvania	3,950	71
Validus Holdings	45,400	1,540
Ventas †	12,819	798
Verde Realty PIPE * (E) (F)	21,100	292
ViewPoint Financial Group	56,700	1,087
Virginia Commerce Bancorp *	8,250	72
Vornado Realty Trust †	8,900	721
Waddell & Reed Financial, Cl A	6,220	204
Walker & Dunlop *	3,550	55
Washington Banking	3,650	52
Washington Federal	13,880	231
Washington Trust Bancorp	2,550	67
Webster Financial	56,300	1,334
WesBanco	9,100	188
West Bancorporation	2,750	33
West Coast Bancorp	19,605	441
Western Alliance Bancorp *	196,075	2,000
Wilshire Bancorp * (A)	70,350	443
Winthrop Realty Trust †	41,497	447
Wintrust Financial (A)	3,100	116
WSFS Financial	21,150	873
Zions Bancorporation (A)	58,893	1,216

		138,352

Health Care — 4.8%
Accuray *	25,000	177
Akorn *	14,230	188
Alere * (A)	70,800	1,380
Amsurg *	28,049	796
Cambrex *	64,900	761
Conmed	48,870	1,393
Enzon Pharmaceuticals *	34,900	243
Five Star Quality Care *	56,519	289
Greatbatch *	46,630	1,135
HealthSouth *	56,133	1,350
Hill-Rom Holdings	8,100	235
Hi-Tech Pharmacal *	7,400	245
ICON ADR *	34,576	843
Invacare (A)	27,900	395
Kindred Healthcare * (A)	25,100	286
LifePoint Hospitals *	5,720	245

Description	Shares	Market Value ($ Thousands)

Magellan Health Services *	20,815	$1,074
Masimo *	7,920	191
Medical Action Industries *	111,500	389
MEDNAX *	19,101	1,422
Metropolitan Health Networks * (A)	29,600	276
Orthofix International *	11,400	510
Parexel International *	7,610	234
PDL BioPharma (A)	64,700	498
PerkinElmer	33,358	983
PharMerica *	35,300	447
Providence Service *	46,700	607
Sciclone Pharmaceuticals * (A)	42,500	236
Select Medical Holdings *	29,561	332
Skilled Healthcare Group, Cl A *	64,200	413
STERIS	8,491	301
Symmetry Medical *	81,400	805
Team Health Holdings *	9,910	269
Tenet Healthcare *	93,700	587
Trinity Biotech ADR	18,700	235

		19,770

Industrials — 17.0%
AAR (A)	14,000	230
ABM Industries	53,700	1,017
Acacia Research *	7,320	201
ACCO Brands *	93,500	607
Actuant, Cl A	28,763	823
Aegean Marine Petroleum Network (A)	58,400	355
Air Lease, Cl A *	9,370	191
Air Transport Services Group *	126,200	555
Aircastle	60,900	690
Alamo Group	17,000	574
Alaska Air Group *	30,400	1,066
Alliant Techsystems	7,000	351
Ampco-Pittsburgh	23,400	432
AO Smith	5,270	303
Astec Industries *	19,200	607
Atlas Air Worldwide Holdings *	20,000	1,033
Beacon Roofing Supply *	10,090	288
Belden	45,881	1,692
Brady, Cl A	24,235	710
Brink’s	43,400	1,115
Cascade	11,400	624
Chart Industries *	3,340	247
CIRCOR International	9,990	377
Columbus McKinnon *	28,100	425
Comfort Systems USA	56,800	621
Consolidated Graphics *	11,500	300
CRA International *	18,200	315
Cubic	12,976	650
Curtiss-Wright	30,100	984
Deluxe (A)	19,000	581
EMCOR Group	91,353	2,607
Encore Wire	13,200	386
EnPro Industries * (A)	13,392	482
ESCO Technologies	21,832	848
Esterline Technologies *	3,410	191
Flow International *	120,700	447
Franklin Electric	2,030	123
FTI Consulting * (A)	85,800	2,289

4	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Small Cap Value Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

G&K Services	46,636	$1,460
Genco Shipping & Trading * (A)	21,500	79
General Cable *	19,405	570
Geo Group	37,600	1,040
Global Power Equipment Group	36,300	671
GrafTech International *	26,900	242
Granite Construction	32,400	931
Harsco	24,900	511
Hawaiian Holdings * (A)	120,173	672
Hexcel *	10,680	256
ICF International *	44,100	886
IDEX	16,154	675
Interface, Cl A	65,171	861
John Bean Technologies	45,733	747
Kadant *	44,725	1,037
KAR Auction Services *	21,859	432
Kaydon	49,683	1,110
Kforce *	17,500	206
MasTec *	12,090	238
Miller Industries	22,200	356
Moog, Cl A *	23,859	903
Mueller Industries (A)	18,800	855
NACCO Industries, Cl A	6,900	865
Navigant Consulting *	58,500	646
NN *	26,300	223
Northwest Pipe *	22,965	566
Old Dominion Freight Line *	25,400	766
Orbital Sciences * (A)	38,950	567
Orion Marine Group * (A)	193,518	1,438
Quad (A)	20,300	344
Quanex Building Products (A)	31,450	593
Rand Logistics *	24,466	184
Republic Airways Holdings * (A)	21,500	100
Ryder System	42,010	1,641
Skywest	40,400	417
Spirit Aerosystems Holdings, Cl A *	41,500	922
Spirit Airlines *	70,400	1,202
Steelcase, Cl A	52,200	514
Swift Transportation, Cl A *	41,000	353
Sykes Enterprises * (A)	70,000	941
TAL International Group (A)	32,065	1,090
Teledyne Technologies *	14,068	892
Teleflex	23,869	1,643
Terex * (A)	26,775	604
Tetra Tech *	111,353	2,924
Titan Machinery * (A)	21,000	426
TMS International, Cl A *	94,716	938
Towers Watson, Cl A	27,858	1,478
Trimas *	20,005	482
Triumph Group	12,790	800
TrueBlue *	27,700	435
Tutor Perini *	142,200	1,627
US Airways Group * (A)	32,900	344
VSE	13,900	340
Wabash National * (A)	114,700	818
Watts Water Technologies, Cl A (A)	18,474	699
WESCO International *	15,824	905
Woodward	20,800	707

		69,509

Description	Shares	Market Value ($ Thousands)

Information Technology — 12.0%
ACI Worldwide *	6,240	$264
Adtran (A)	108,013	1,866
Amkor Technology * (A)	83,400	367
Arris Group * (A)	22,400	287
Arrow Electronics *	29,100	981
Bankrate *	10,590	165
Benchmark Electronics *	57,900	884
Black Box (A)	12,300	314
CACI International, Cl A * (A)	37,503	1,942
Cadence Design Systems * (A)	47,260	608
CIBER *	325,800	1,130
Cirrus Logic *	4,730	182
Coherent *	14,417	661
Computer Task Group *	30,200	489
Comtech Telecommunications (A)	21,321	589
Convergys (A)	34,974	548
CSG Systems International *	34,100	767
CTS	27,000	272
Cymer *	3,300	168
Diebold	73,584	2,481
Digi International *	98,800	1,004
Digital River *	60,184	1,003
Diodes *	24,400	415
EarthLink	250,960	1,787
Emulex *	89,062	642
Entegris *	39,600	322
Exar *	148,700	1,190
Fairchild Semiconductor International *	18,190	239
FEI	5,230	280
GT Advanced Technologies * (A)	61,400	335
Heartland Payment Systems	6,150	195
Imation *	30,500	170
Integrated Device Technology *	131,436	773
Intermec *	88,502	550
Intersil, Cl A	116,400	1,018
InvenSense, Cl A *	14,200	170
j2 Global (A)	19,760	648
Lender Processing Services	13,300	371
Lexmark International, Cl A (A)	33,100	736
Liquidity Services *	3,660	184
Logitech International (A)	23,800	218
Manhattan Associates *	4,920	282
Mantech International, Cl A (A)	15,100	362
MicroStrategy, Cl A *	8,200	1,099
Monolithic Power Systems *	23,041	455
Multi-Fineline Electronix *	16,100	363
Nanometrics *	18,600	257
NETGEAR *	5,670	216
OmniVision Technologies *	35,700	498
OSI Systems *	4,010	312
Parametric Technology *	73,061	1,593
Photronics * (A)	86,000	462
Plantronics	9,000	318
Power-One *	78,500	440
Progress Software *	76,570	1,638
Pulse Electronics	36,300	30
QLogic *	84,000	959
RF Micro Devices *	171,427	677
Rosetta Stone * (A)	18,800	240

5	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Small Cap Value Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

Rudolph Technologies *	15,500	$163
Saba Software *	115,000	1,149
Semtech *	7,640	192
Silicon Laboratories *	15,195	558
SYNNEX * (A)	10,600	345
Synopsys *	14,549	480
Take-Two Interactive Software *	17,150	179
Tangoe *	6,670	87
Tech Data *	38,300	1,735
TeleCommunication Systems, Cl A *	73,598	159
Tessco Technologies	12,000	254
TNS *	28,608	428
Ultra Clean Holdings *	60,761	347
Ultratech *	45,300	1,421
United Online (A)	88,200	487
Viasat *	5,860	219
Vishay Intertechnology * (A)	62,711	616
Volterra Semiconductor *	14,800	324
Websense * (A)	49,100	768
Xyratex	75,202	692
Zebra Technologies, Cl A *	23,621	887

		48,906

Materials — 5.7%
Allegheny Technologies	17,668	564
Alpha Natural Resources * (A)	40,900	269
Boise (A)	58,800	515
Buckeye Technologies (A)	11,000	352
Coeur d’Alene Mines *	3,400	98
Commercial Metals	13,490	178
Compass Minerals International (A)	8,087	603
Cytec Industries	8,328	546
Eagle Materials	4,830	223
Glatfelter (A)	31,100	554
Globe Specialty Metals (A)	21,800	332
Greif, Cl A	17,917	792
GSE Holding *	147,600	1,159
H.B. Fuller	61,150	1,876
Horsehead Holding * (A)	36,100	337
Huntsman	35,652	532
Innophos Holdings	7,695	373
Innospec *	9,000	305
Intrepid Potash *	21,854	469
Minerals Technologies	25,005	1,774
Neenah Paper	23,700	679
OM Group *	28,800	534
Owens-Illinois *	31,842	597
Packaging Corp of America	25,502	926
PolyOne	77,445	1,283
RTI International Metals * (A)	72,982	1,747
Schnitzer Steel Industries, Cl A	32,100	904
Schweitzer-Mauduit International	42,800	1,412
Sensient Technologies	51,000	1,875
Silgan Holdings	17,145	746
Stepan	4,200	404
Worthington Industries (A)	25,400	550

		23,508

Telecommunication Services — 0.7%
Atlantic Telegraph-Network	15,100	649
Neutral Tandem *	164,700	1,545

Description	Shares	Market Value ($ Thousands)

tw telecom, Cl A *	16,940	$441
USA Mobility	28,700	341

		2,976

Utilities — 3.5%
ALLETE	23,010	961
Avista	18,100	466
Cadiz * (A)	59,300	576
Chesapeake Utilities	11,051	523
Cleco	44,898	1,885
Empire District Electric	17,600	379
Great Plains Energy	75,620	1,683
Idacorp	18,306	792
Northwest Natural Gas (A)	13,730	676
NorthWestern	16,800	608
Piedmont Natural Gas (A)	15,400	500
Portland General Electric	93,705	2,534
Southwest Gas	16,885	746
UIL Holdings (A)	15,700	563
UNS Energy	7,950	333
Westar Energy	12,047	357
WGL Holdings	19,215	774

		14,356

Total Common Stock (Cost $386,835) ($ Thousands)		394,942

EXCHANGE TRADED FUNDS — 1.4%
iShares Russell 2000 Index Fund	16,102	1,344
iShares Russell 2000 Value Index Fund	56,800	4,200

Total Exchange Traded Funds (Cost $5,300) ($ Thousands)		5,544

	Number of Warrants

WARRANTS — 0.0%
Magnum Hunter Resources Expires 08/29/14 *	12,327	—

Total Warrants (Cost $—) ($Thousands)		—

AFFILIATED PARTNERSHIP — 15.9%
SEI Liquidity Fund, L.P. 0.150%**††(B)	69,063,307	65,243

Total Affiliated Partnership (Cost $69,063) ($ Thousands)		65,243

CASH EQUIVALENT — 3.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.070%, **††	14,101,306	14,101

Total Cash Equivalent (Cost $14,101) ($ Thousands)		14,101

6	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Small Cap Value Fund

September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (C) (D) — 0.1%
U.S. Treasury Bills
0.085%, 01/31/13	$569	$569

Total U.S. Treasury Obligations (Cost $569) ($ Thousands)		569

Total Investments — 117.3% (Cost $475,868) ($ Thousands)		$480,399

The open futures contracts held by the Fund at September 30, 2012, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized (Depreciation) ($ Thousands)
Russell 2000 Index E-MINI	49	Dec-2012	$(39)

For the year ended September 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $409,474 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2012.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	This security or a partial position of this security is on loan at September 30, 2012. The total market value of securities on loan at September 30, 2012 was $66,465 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of September 30, 2012 was $65,243 ($ Thousands).

(C)	Security, or portion thereof has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at the time of purchase.

(E)	Securities considered illiquid and restricted. The total market value of such securities as of September 30, 2012 was $292 ($ Thousands) and represented 0.07% of Net Assets.

(F)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of September 30, 2012 was $292 ($ Thousands) and represented 0.07% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

Amounts designated as “—” are $0 or have been rounded to $0
The following is a summary of the inputs used as of September 30, 2012, in valuing the

Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$394,650	$—	$292	$394,942
Exchange Traded Funds	5,544	—	—	5,544
Warrants	—	—	—	—
Affiliated Partnership	—	65,243	—	65,243
Cash Equivalent	14,101	—	—	14,101
U.S. Treasury Obligations	—	569	—	569

Total Investments in Securities	$414,295	$65,812	$292	$480,399

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(39)	$—	$—	$(39)

Total Other Financial Instruments	$(39)	$—	$—	$(39)

*	Futures contracts are value at the unrealized appreciation on the instrument.

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

For the year ended September 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

7	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Small Cap Growth Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.5%

Consumer Discretionary — 19.0%
Aeropostale *	12,700	$172
American Public Education * (A)	5,400	197
America’s Car-Mart *	1,500	68
Ameristar Casinos	1,600	29
ANN *	22,600	853
Arctic Cat *	26,240	1,088
Asbury Automotive Group *	2,600	73
bebe stores	59,600	286
Biglari Holdings *	410	150
BJ’s Restaurants * (A)	28,144	1,276
Bravo Brio Restaurant Group *	23,175	337
Cabela’s *	17,570	961
CafePress *	30,100	274
Capella Education *	10,144	356
Caribou Coffee *	25,300	347
Carmike Cinemas *	7,400	83
Carter’s *	17,840	961
Cato, Cl A	14,406	428
Cheesecake Factory (A)	6,600	236
Childrens Place Retail Stores *	21,200	1,272
Coinstar * (A)	2,715	122
Conn’s * (A)	3,400	75
Cooper Tire & Rubber	28,300	543
Core-Mark Holding	12,900	620
Dana Holding	23,900	294
Deckers Outdoor * (A)	26,165	959
Denny’s *	29,300	142
Destination Maternity	4,000	75
Dick’s Sporting Goods	13,755	713
DineEquity *	4,100	230
Domino’s Pizza	13,600	513
Drew Industries *	1,400	42
Ethan Allen Interiors (A)	9,100	199
Express *	20,900	310
Fifth & Pacific *	46,100	589
Five Below * (A)	11,237	439
Francesca’s Holdings * (A)	35,330	1,086
GameStop, Cl A (A)	9,638	202
Gaylord Entertainment * † (A)	3,700	146
Gordmans Stores *	50,135	925
Grand Canyon Education *	52,765	1,241
hhgregg * (A)	18,800	130
Hibbett Sports * (A)	42,813	2,545
HomeAway * (A)	23,080	541
Hot Topic	104,700	911
HSN	445	22
Jack in the Box *	15,559	437
K12 * (A)	34,905	705
Kayak Software, Cl A * (A)	22,590	798
La-Z-Boy, Cl Z *	10,300	151
LeapFrog Enterprises *	73,400	662
Life Time Fitness * (A)	19,315	883
LKQ *	30,638	567
Lumber Liquidators Holdings * (A)	32,330	1,638
Maidenform Brands *	44,450	910
Monro Muffler (A)	22,870	805
Morgans Hotel Group *	94,000	604

Description	Shares	Market Value ($ Thousands)

Movado Group	11,300	$381
Multimedia Games Holding *	31,500	496
National CineMedia	195,826	3,206
Orient-Express Hotels, Cl A *	55,969	498
Pandora Media * (A)	45,020	493
Panera Bread, Cl A *	4,853	829
Papa John’s International *	16,600	887
PetMed Express (A)	55,800	560
Pier 1 Imports (A)	46,864	878
Pool	3,400	141
Quiksilver *	316,952	1,052
ReachLocal *	59,800	750
Red Robin Gourmet Burgers *	18,745	610
rue21 inc *	29,180	909
Scientific Games, Cl A *	98,830	817
Select Comfort *	36,517	1,152
Shutterfly * (A)	10,235	319
Six Flags Entertainment	6,700	394
Skullcandy * (A)	83,749	1,152
Smith & Wesson Holding *	82,100	904
SodaStream International * (A)	28,702	1,124
Sotheby’s (A)	9,530	300
Steiner Leisure *	1,700	79
Sturm Ruger (A)	5,020	249
Tesla Motors * (A)	16,310	478
Tilly’s, Cl A *	10,900	200
Titan International (A)	26,090	461
True Religion Apparel	1,000	21
Ulta Salon Cosmetics & Fragrance	7,315	704
Vail Resorts	16,312	940
Vera Bradley * (A)	30,220	721
Vitamin Shoppe *	16,485	961
Warnaco Group *	5,800	301
Wolverine World Wide	48,225	2,140
Zumiez * (A)	32,054	889

		57,217

Consumer Staples — 2.4%
Casey’s General Stores	13,502	771
Chefs’ Warehouse Holdings * (A)	29,413	482
Coca-Cola Bottling Consolidated	2,000	136
Darling International *	13,300	243
Dean Foods *	22,810	373
Fresh Market * (A)	11,683	701
J&J Snack Foods	6,000	344
Lancaster Colony (A)	14,103	1,033
Medifast * (A)	30,367	794
Pilgrim’s Pride * (A)	74,400	380
Prestige Brands Holdings *	19,900	337
Rite Aid *	363,900	426
Sanderson Farms (A)	2,300	102
United Natural Foods *	3,871	226
USANA Health Sciences * (A)	20,500	953
WD-40	900	47

		7,348

Energy — 5.9%
Berry Petroleum, Cl A (A)	9,388	381
BPZ Resources * (A)	113,900	326
Callon Petroleum *	5,000	31

1	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Small Cap Growth Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

CVR Energy *	1,500	$55
Dawson Geophysical *	1,300	33
Dresser-Rand Group *	24,037	1,325
Dril-Quip *	33,005	2,372
Energy XXI Bermuda (A)	25,839	903
Forum Energy Technologies * (A)	46,254	1,125
Geospace Technologies *	2,100	257
Goodrich Petroleum *	1,200	15
ION Geophysical *	10,100	70
Key Energy Services *	23,521	165
KiOR, Cl A * (A)	13,287	123
Laredo Petroleum Holdings * (A)	40,960	900
Magnum Hunter Resources * (A)	116,390	517
Matador Resources *	37,450	389
Matrix Service *	5,200	55
Mitcham Industries *	6,600	105
Oasis Petroleum *	69,485	2,048
Oceaneering International	12,470	689
Oil States International *	8,243	655
Pioneer Energy Services *	33,314	259
Rosetta Resources *	21,390	1,025
Scorpio Tankers *	87	0
SM Energy	2,270	123
Superior Energy Services *	7,799	160
Targa Resources	18,029	908
Vaalco Energy * (A)	88,260	755
Venoco *	7,000	83
W&T Offshore	24,300	456
Western Refining (A)	17,100	448
Willbros Group *	38,000	204
World Fuel Services (A)	19,822	706

		17,666

Financials — 6.8%
Acadia Realty Trust †	6,800	169
Affiliated Managers Group *	13,180	1,621
Alexander’s † (A)	600	256
Amtrust Financial Services (A)	19,270	494
Banner	6,415	174
BRE Properties, Cl A †	8,310	390
Cardtronics *	14,040	418
Cohen & Steers (A)	14,610	433
DFC Global * (A)	9,754	167
Douglas Emmett † (A)	34,830	804
EastGroup Properties †	7,216	384
Encore Capital Group *	13,300	376
Epoch Holding	44,210	1,021
Ezcorp, Cl A *	4,800	110
Financial Engines * (A)	62,216	1,483
First Cash Financial Services *	1,028	48
Glimcher Realty Trust †	22,200	235
Greenhill (A)	3,900	202
Highwoods Properties †	9,300	303
Home Properties †	6,700	410
IBERIABANK	12,000	549
Jones Lang LaSalle	4,005	306
MarketAxess Holdings	31,481	995
Mid-America Apartment Communities †	2,932	191
Montpelier Re Holdings	34,000	753
MSCI, Cl A *	17,055	610

Description	Shares	Market Value ($ Thousands)

National Health Investors †	2,700	$139
Netspend Holdings * (A)	87,573	861
Omega Healthcare Investors †	15,300	348
PennantPark Investment (A)	82,513	875
Potlatch †	6,523	244
PS Business Parks †	2,300	154
Signature Bank NY *	20,180	1,354
Sovran Self Storage †	4,100	237
Stifel Financial *	34,700	1,166
Sun Communities †	3,700	163
Tanger Factory Outlet Centers †	5,999	194
Texas Capital Bancshares *	4,700	234
Titanium Asset Management PIPE * (B) (F)	140,900	111
Value Creation * (B) (F)	145,600	78
WisdomTree Investments * (A)	101,785	682
World Acceptance * (A)	9,000	607
Zillow, Cl A * (A)	14,240	600

		20,949

Health Care — 19.4%
Abaxis *	1,600	58
ABIOMED * (A)	7,300	153
Acadia Healthcare * (A)	61,416	1,465
Accuray *	40,400	286
Achillion Pharmaceuticals * (A)	69,859	727
Acorda Therapeutics *	21,010	538
Aegerion Pharmaceuticals *	27,600	409
Akorn * (A)	47,331	626
Alkermes *	16,600	344
Alnylam Pharmaceuticals *	6,100	115
AMAG Pharmaceuticals *	16,300	289
Amarin ADR *	30,784	388
AMERIGROUP *	7,210	659
Analogic	12,100	946
Arena Pharmaceuticals * (A)	23,300	194
Ariad Pharmaceuticals *	52,817	1,279
Array BioPharma *	41,700	244
ArthroCare *	13,100	425
ATHENAHEALTH INC * (A)	13,548	1,243
Auxilium Pharmaceuticals *	22,600	553
Bio-Reference Labs * (A)	7,600	217
Bruker BioSciences *	47,100	616
Catamaran *	4,870	477
Celldex Therapeutics *	28,000	176
Cepheid * (A)	6,265	216
Chemed (A)	8,392	581
Computer Programs & Systems	7,800	433
Conceptus * (A)	31,280	635
Cubist Pharmaceuticals * (A)	18,390	877
Cyberonics *	6,868	360
Dendreon * (A)	68,400	330
DexCom *	15,580	234
Emergent Biosolutions *	32,900	468
Emeritus * (A)	47,110	987
Endocyte *	14,200	142
Endologix *	61,460	849
Ensign Group	5,400	165
Exact Sciences *	37,390	412
ExamWorks Group *	66,320	990
Fluidigm *	45,004	765

2	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Small Cap Growth Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

Halozyme Therapeutics *	73,100	$553
Hansen Medical * (A)	43,500	85
Health Net *	16,070	362
HealthSouth *	26,350	634
HeartWare International * (A)	11,054	1,045
Hi-Tech Pharmacal * (A)	4,000	132
HMS Holdings * (A)	29,421	984
ICU Medical *	13,841	837
Immunogen * (A)	41,465	605
Impax Laboratories *	50,215	1,303
Imris *	108,557	486
Incyte * (A)	20,228	365
Insulet * (A)	45,240	976
IPC The Hospitalist * (A)	10,232	468
Jazz Pharmaceuticals *	6,520	372
Keryx Biopharmaceuticals * (A)	49,702	140
Luminex *	400	8
MAP Pharmaceuticals *	29,121	453
Masimo *	90,676	2,193
Medicines *	15,900	410
Medicis Pharmaceutical, Cl A (A)	8,900	385
MEDNAX *	7,736	576
MELA Sciences * (A)	59,900	192
Momenta Pharmaceuticals * (A)	36,300	529
MWI Veterinary Supply *	1,400	149
Nektar Therapeutics * (A)	79,650	851
Neurocrine Biosciences *	24,700	197
Newlink Genetics *	6,274	102
Novadaq Technologies *	104,128	1,077
NPS Pharmaceuticals *	7,527	70
NuVasive *	8,919	204
Onyx Pharmaceuticals *	14,540	1,229
Optimer Pharmaceuticals * (A)	19,230	272
Orthofix International *	5,300	237
Parexel International *	15,413	474
PDL BioPharma (A)	149,000	1,146
Pharmacyclics * (A)	13,320	859
Pozen * (A)	53,600	355
PSS World Medical * (A)	57,017	1,299
Questcor Pharmaceuticals (A)	18,675	346
Quidel * (A)	70,555	1,336
Sagent Pharmaceuticals * (A)	24,800	396
Sangamo Biosciences * (A)	15,394	94
Santarus *	26,700	237
Sciclone Pharmaceuticals *	38,800	215
Seattle Genetics * (A)	35,054	945
Sirona Dental Systems *	12,467	710
Spectranetics *	15,565	230
Spectrum Pharmaceuticals * (A)	24,689	289
Synageva BioPharma *	12,689	678
Syneron Medical *	74,979	731
Synta Pharmaceuticals * (A)	50,130	382
Team Health Holdings *	22,381	607
Techne	10,670	768
TESARO *	12,740	181
Theravance * (A)	10,300	267
Threshold Pharmaceuticals * (A)	119,461	865
Tornier BV *	34,563	655
Trius Therapeutics *	25,935	151
Unilife * (A)	199,470	622

Description	Shares	Market Value ($ Thousands)

ViroPharma * (A)	9,370	$283
Vivus * (A)	11,600	207
Vocera Communications *	24,474	757
Volcano *	69,874	1,996
WellCare Health Plans *	25,718	1,454
XenoPort * (A)	46,100	528

		59,415

Industrials — 19.3%
Acacia Research *	7,996	219
Actuant, Cl A	31,443	900
Acuity Brands (A)	33,991	2,151
Advisory Board *	18,692	894
Alaska Air Group *	13,400	470
Allegiant Travel, Cl A * (A)	2,400	152
American Science & Engineering	5,100	335
Ametek	6,210	220
AO Smith	1,300	75
Applied Industrial Technologies	13,900	576
Armstrong World Industries	18,810	872
AZZ	1,200	46
BE Aerospace *	4,938	208
Beacon Roofing Supply *	400	12
Belden	10,300	380
Brink’s	10,100	259
Carlisle	28,200	1,464
Cascade	1,500	82
Ceradyne	700	17
Chart Industries *	12,149	897
Clarcor	7,518	336
Clean Harbors *	14,110	689
Corporate Executive Board	5,350	287
DigitalGlobe *	9,806	200
Dollar Thrifty Automotive Group *	2,000	174
Dycom Industries *	59,628	857
EnerSys *	11,700	413
Exponent *	12,300	702
Fortune Brands Home & Security *	20,700	559
Forward Air	2,800	85
FuelCell Energy * (A)	159,400	140
Genesee & Wyoming, Cl A * (A)	20,837	1,393
Graco	15,980	804
GrafTech International * (A)	92,012	827
Great Lakes Dredge & Dock	26,700	206
H&E Equipment Services (A)	9,900	120
Heico, Cl A	42,472	1,296
HEICO (A)	15,608	604
Heritage-Crystal Clean *	51,290	1,018
Hexcel *	42,543	1,022
Higher One Holdings *	33,420	451
Hub Group, Cl A *	46,970	1,394
Huron Consulting Group *	2,700	94
IDEX	17,670	738
Insperity	7,200	182
Interface, Cl A	47,520	628
John Bean Technologies	2,400	39
Keyw Holding * (A)	45,862	573
Kforce *	29,600	349
Kirby *	12,753	705
Landstar System	25,724	1,216

3	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Small Cap Growth Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

Lincoln Electric Holdings	13,440	$525
Lindsay	5,200	374
Marten Transport	38,510	677
Meritor *	30,100	128
Middleby *	15,160	1,753
Mine Safety Appliances	7,000	261
Mistras Group *	25,740	597
MSC Industrial Direct, Cl A	10,900	735
Mueller Water Products, Cl A	69,200	339
MYR Group *	15,100	301
Nordson	12,295	721
Old Dominion Freight Line *	71,880	2,168
Pacer International *	1,600	7
Polypore International * (A)	39,445	1,394
Primoris Services	24,400	318
RBC Bearings *	12,724	612
Resources Connection	83,416	1,094
Rexnord * (A)	31,360	571
Ritchie Bros. Auctioneers (A)	60,665	1,167
Robbins & Myers	1,963	117
Rollins	4,600	108
RPX *	11,125	125
Rush Enterprises, Cl B *	56,770	954
Rush Enterprises, Cl A *	54,366	1,047
Saia *	9,400	189
Sauer-Danfoss	1,200	48
Simpson Manufacturing	36,740	1,052
Skywest	23,800	246
Spirit Airlines *	35,700	609
Standard Parking *	50,798	1,139
Standex International	7,200	320
Steelcase, Cl A (A)	46,600	459
Sun Hydraulics	16,500	438
Taser International *	39,900	240
Teledyne Technologies *	2,200	139
Thermon Group Holdings *	19,270	482
Trex * (A)	38,750	1,322
TrueBlue *	86,594	1,361
United Rentals *	24,180	791
US Airways Group * (A)	21,500	225
US Ecology	14,357	310
UTI Worldwide	1,500	20
Valmont Industries	5,735	754
Wabtec	21,724	1,744
Watsco (A)	12,040	913
Werner Enterprises (A)	5,500	118
WESCO International * (A)	21,648	1,238

		58,580

Information Technology — 22.9%
Actuate *	44,400	312
Amtech Systems *	12,000	39
Ancestry.com *	14,800	445
Anixter International	3,600	207
Arris Group *	5,500	70
Aruba Networks * (A)	48,230	1,085
Aspen Technology *	66,646	1,723
ATMI *	17,000	316
Audience *	21,390	133
Bazaarvoice * (A)	81,101	1,229
Blackbaud	45,923	1,098

Description	Shares	Market Value ($ Thousands)

Blucora *	33,100	$589
Broadridge Financial Solutions	51,625	1,204
BroadSoft *	39,030	1,601
Cadence Design Systems *	67,170	864
Cavium * (A)	33,511	1,117
Ceva *	29,063	418
Ciena * (A)	57,310	779
Cirrus Logic *	6,650	255
CommVault Systems *	15,144	889
Concur Technologies * (A)	10,110	745
Constant Contact * (A)	900	16
Cornerstone OnDemand * (A)	39,752	1,219
CoStar Group * (A)	24,605	2,006
Cray *	12,300	156
CSG Systems International *	27,400	616
Cymer * (A)	11,140	569
DealerTrack Holdings *	59,230	1,650
Demand Media *	27,400	298
Demandware * (A)	29,880	949
Dice Holdings * (A)	55,500	467
Diodes *	1,400	24
DTS * (A)	35,580	828
Ebix (A)	8,800	208
Entegris *	27,700	225
Envestnet *	107,388	1,256
Euronet Worldwide *	49,040	922
ExactTarget *	13,977	338
ExlService Holdings *	15,401	454
Fair Isaac	5,300	235
Fairchild Semiconductor International *	41,893	550
FEI	10,049	538
Fortinet *	43,560	1,051
Fusion-io * (A)	26,660	807
Gartner *	19,773	911
Global Cash Access Holdings *	30,400	245
Glu Mobile * (A)	93,700	434
Guidewire Software *	20,020	622
Heartland Payment Systems	20,300	643
Hittite Microwave * (A)	16,415	911
Imperva * (A)	16,620	615
Infoblox *	43,704	1,016
Inphi * (A)	70,890	756
Interactive Intelligence Group * (A)	4,703	141
Internap Network Services *	44,873	316
International Rectifier *	51,658	862
Kemet *	2,700	12
Kenexa *	3,700	170
Limelight Networks *	3,200	7
Littelfuse	4,400	249
LivePerson *	50,555	916
Loral Space & Communications	5,300	377
LTX-Credence *	13,466	77
Manhattan Associates *	11,400	653
MAXIMUS	8,400	502
Measurement Specialties *	40,244	1,327
Mellanox Technologies * (A)	8,205	833
Mentor Graphics *	3,600	56
Micrel	20,900	218

4	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Small Cap Growth Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

Micros Systems *	8,358	$411
MicroStrategy, Cl A *	1,259	169
Mindspeed Technologies * (A)	50,441	174
Move *	56,000	483
MTS Systems	3,400	182
NETGEAR * (A)	14,580	556
Netscout Systems *	20,267	517
NetSuite * (A)	11,450	730
NIC	6,000	89
OCZ Technology Group * (A)	4,800	17
OpenTable * (A)	18,750	780
Opnet Technologies (A)	47,861	1,631
OSI Systems *	2,794	217
Palo Alto Networks *	2,900	179
Parametric Technology *	37,806	824
Plantronics	8,500	300
Plexus *	2,600	79
Power Integrations (A)	5,500	167
QLIK Technologies *	7,683	172
QLogic *	10,200	117
Quantum *	154,815	249
Quest Software *	9,100	255
RealD * (A)	84,175	752
RealPage * (A)	77,521	1,752
RF Micro Devices *	119,400	472
Rogers *	4,928	209
Sapient *	9,300	99
Semtech *	28,430	715
ServiceSource International * (A)	64,020	657
SolarWinds *	23,566	1,314
Sonus Networks *	155,851	293
Sourcefire * (A)	11,424	560
Splunk * (A)	12,520	460
SS&C Technologies Holdings *	61,984	1,563
Stratasys * (A)	12,945	704
Synaptics * (A)	20,000	480
Take-Two Interactive Software * (A)	96,300	1,004
Tangoe * (A)	12,021	158
TeleNav *	17,000	101
Teradyne * (A)	43,830	623
TIBCO Software * (A)	34,630	1,047
Travelzoo * (A)	18,500	436
Tyler Technologies *	30,998	1,364
Ultratech *	3,700	116
Unisys * (A)	14,800	308
Veeco Instruments * (A)	25,940	779
VistaPrint * (A)	25,317	865
Volterra Semiconductor *	13,400	293
Wright Express *	3,757	262
Yelp, Cl A * (A)	16,260	440

		69,493

Materials — 2.4%
American Vanguard (A)	25,600	891
Buckeye Technologies (A)	6,000	192
Chemtura *	2,300	40
Georgia Gulf (A)	7,000	254
Haynes International	5,800	302
Headwaters *	72,300	476
Innospec *	11,500	390

Description	Shares	Market Value ($ Thousands)

Intrepid Potash *	46,670	$1,002
Kaiser Aluminum	4,070	238
Koppers Holdings	8,000	279
Kraton Performance Polymers *	9,337	244
Metals USA Holdings *	14,100	189
Myers Industries	30,600	478
Neenah Paper	4,300	123
Noranda Aluminum Holding	59,800	400
PolyOne	40,060	664
TPC Group *	16,400	669

		6,831

Telecommunication Services — 0.4%
Boingo Wireless * (A)	84,750	673
IDT, Cl B	13,300	136
magicJack VocalTec *	22,000	540

		1,349

Utilities — 0.0%
American States Water	2,900	129
Genie Energy, Cl B	9,400	67

		196

Total Common Stock (Cost $285,883) ($ Thousands)		299,044

EXCHANGE TRADED FUND — 0.1%
iShares Russell 2000 Growth Index Fund	4,161	398

Total Exchange Traded Fund (Cost $402) ($ Thousands)		398

	Number of Warrants
WARRANTS — 0.0%
Magnum Hunter Resources Expires 08/29/14 *	11,920	—

Total Warrants (Cost $—) ($Thousands)		—

AFFILIATED PARTNERSHIP — 23.7%
SEI Liquidity Fund, L.P. 0.150% ** †† ©	75,022,368	71,985

Total Affiliated Partnership (Cost $75,022) ($ Thousands)		71,985

CASH EQUIVALENT — 3.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.070%** ††	9,542,296	9,542

Total Cash Equivalent (Cost $9,542) ($ Thousands)		9,542

5	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Small Cap Growth Fund

September 30, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (D) (E) — 0.2%
U.S. Treasury Bills 0.085%, 01/31/13	$439	$439

Total U.S. Treasury Obligation (Cost $439) ($ Thousands)		439

Total Investments — 125.6% (Cost $371,288) ($ Thousands)		$381,408

The open futures contracts held by the Fund at September 30, 2012, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	41	Dec-2012	$(42)

For the year ended September 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $303,622 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2012.

†	Real Estate Investment Trust

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at September 30, 2012 The total market value of securities on loan at September 30, 2012 was $72,387 ($ Thousands)

(B)	Securities considered illiquid and restricted. The total market value of such securities as of September 30, 2012 was $189 ($Thousands) and represented 0.06% of Net Assets.

(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of September 30, 2012 was $71,985 ($Thousands).

(D)	Security or portion thereof, has been pledged as collateral on open futures contracts.

(E)	The rate reported is the effective yield at time of purchase.

(F)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of September 30, 2012 was $189 ($Thousands) and represented 0.06% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the inputs used as of September 30, 2012, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$298,855	$111	$78	$299,044
Exchange Traded Fund	398	—	—	398
Warrants	—	—	—	—
Affiliated Partnership	—	71,985	—	71,985
Cash Equivalent	9,542	—	—	9,542
U.S. Treasury Obligations	—	439	—	439

Total Investments in Securities	$308,795	$72,535	$78	$381,408

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(42)	$—	$—	$(42)

Total Other Financial Instruments	$(42)	$—	$—	$(42)

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.
*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the year ended September 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

6	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Tax-Managed Small/Mid Cap Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.9%

Consumer Discretionary — 15.3%
Aaron’s	2,100	$58
Abercrombie & Fitch, Cl A	2,943	100
Aeropostale *	2,250	30
AFC Enterprises *	14,750	363
Allison Transmission Holdings (A)	14,200	286
AMC Networks, Cl A *	326	14
American Axle & Manufacturing Holdings *	3,600	41
American Eagle Outfitters	36,672	773
American Greetings, Cl A (A)	18,000	302
America’s Car-Mart *	1,300	59
Ameristar Casinos	1,300	23
ANN *	11,790	445
Apollo Group, Cl A *	1,600	46
Arbitron	800	30
Asbury Automotive Group *	2,900	81
Ascena Retail Group *	3,400	73
Ascent Media, Cl A *	1,500	81
Autoliv	7,000	434
Autonation * (A)	1,905	83
Bally Technologies *	3,100	153
Barnes & Noble * (A)	2,584	33
Belo, Cl A	64,068	502
Big Lots *	14,500	429
Biglari Holdings *	90	33
BJ’s Restaurants *	9,280	421
Bob Evans Farms	1,700	67
Body Central *	2,110	22
Boyd Gaming *	3,600	25
Brinker International	5,800	205
Brown Shoe	2,700	43
Brunswick	12,850	291
Buffalo Wild Wings *	13,849	1,187
Burger King Worldwide *	17,400	242
Cabela’s *	13,100	716
Cable Satisfaction *	2,700	—
Cablevision Systems, Cl A	5,644	89
Callaway Golf	23,308	143
Capella Education *	700	25
Carter’s *	2,200	118
Cato, Cl A	9,700	288
CEC Entertainment	7,300	220
Central European Media Enterprises, Cl A *	700	5
Cheesecake Factory	18,570	664
Chico’s FAS	5,500	100
Childrens Place Retail Stores *	14,630	878
Cinemark Holdings	1,125	25
Coinstar * (A)	1,200	54
Columbia Sportswear	3,656	197
Cooper Tire & Rubber	35,438	680
Core-Mark Holding	6,871	331
Cracker Barrel Old Country Store	600	40
CROCS *	900	15
CSS Industries	649	13
Dana Holding	3,100	38
Deckers Outdoor *	1,000	37
DeVry	1,000	23

Description	Shares	Market Value ($ Thousands)

Dick’s Sporting Goods	25,505	$1,322
Digital Generation *	800	9
Dillard’s, Cl A	2,985	216
DineEquity *	800	45
Domino’s Pizza	2,231	84
DR Horton	35,497	733
DreamWorks Animation SKG, Cl A *	600	12
DSW, Cl A	20,512	1,369
Dunkin’ Brands Group	2,386	70
Entercom Communications *	1,583	11
Ethan Allen Interiors	9,964	218
Exide Technologies *	2,925	9
Express *	14,549	216
Five Below *	3,887	152
Foot Locker	3,237	115
Fossil *	1,503	127
Francesca’s Holdings *	25,674	789
GameStop, Cl A (A)	12,600	265
Gannett	18,400	327
Gentex	2,600	44
Gentherm *	3,300	41
GNC Holdings, Cl A	9,219	359
Goodyear Tire & Rubber *	6,100	74
Grand Canyon Education *	26,460	623
Group 1 Automotive	1,724	104
Guess?	1,400	36
H&R Block	14,400	250
Hanesbrands *	41,230	1,314
Harley-Davidson	7,862	333
Harman International Industries	1,600	74
Harte-Hanks	1,800	12
Hasbro	12,004	458
Helen of Troy *	2,400	76
Hibbett Sports *	17,889	1,063
Hillenbrand	2,500	45
HomeAway * (A)	19,890	466
Hot Topic	4,814	42
HSN	8,390	412
Iconix Brand Group *	1,300	24
Insight Enterprises *	9,500	166
International Speedway, Cl A	900	26
Interpublic Group	41,330	460
iRobot *	1,700	39
Isle of Capri Casinos *	3,300	23
ITT Educational Services * (A)	700	23
JAKKS Pacific	10,339	151
Jarden	8,461	447
John Wiley & Sons, Cl A	900	41
Jones Group	21,722	280
JOS A Bank Clothiers *	1,000	48
Journal Communications, Cl A *	39,400	205
K12 *	1,000	20
KB Home (A)	8,833	127
Krispy Kreme Doughnuts *	33,922	269
Lamar Advertising, Cl A *	1,300	48
LeapFrog Enterprises *	11,470	104
Lear	4,742	179
Leggett & Platt	2,000	50
Lennar, Cl A	2,600	90

1	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Tax-Managed Small/Mid Cap Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

Life Time Fitness *	22,150	$1,013
Lincoln Educational Services	8,900	37
Lions Gate Entertainment * (A)	10,321	158
Lithia Motors, Cl A	1,589	53
Live Nation *	5,200	45
LKQ *	29,590	547
Luby’s *	2,388	16
Lumber Liquidators Holdings *	12,371	627
Madison Square Garden, Cl A *	1,900	77
Matthews International, Cl A	9,265	276
MDC Holdings	2,000	77
Men’s Wearhouse	21,437	738
Meredith	17,010	595
Meritage Homes *	4,320	164
Modine Manufacturing *	2,100	15
Mohawk Industries *	1,400	112
Monro Muffler	1,600	56
Morgans Hotel Group *	3,749	24
Morningstar	300	19
National CineMedia	35,673	584
National Presto Industries	100	7
NetFlix * (A)	1,233	67
New York Times, Cl A *	14,227	139
Newell Rubbermaid	24,109	460
NVR *	100	85
Office Depot *	11,200	29
OfficeMax	6,223	49
Orient-Express Hotels, Cl A *	48,116	428
Oxford Industries	1,400	79
Pandora Media * (A)	74,080	811
Panera Bread, Cl A *	4,527	774
Peet’s Coffee & Tea *	1,000	73
Penn National Gaming *	16,564	714
Penske Auto Group	1,800	54
Pep Boys-Manny Moe & Jack	34,895	355
Pier 1 Imports	28,825	540
Pinnacle Entertainment *	46,375	568
Polaris Industries	1,672	135
Pool	2,100	87
PulteGroup *	40,369	626
PVH	1,244	117
RadioShack (A)	17,600	42
Red Robin Gourmet Burgers *	800	26
Regal Entertainment Group, Cl A (A)	1,592	22
Regis	46,688	858
Royal Caribbean Cruises	11,406	345
Ruby Tuesday *	24,600	178
rue21 inc *	10,635	331
Ruth’s Chris Steak House *	1,450	9
Ryland Group	2,100	63
Saks * (A)	3,587	37
Sally Beauty Holdings *	27,124	681
Samsonite International	226,200	434
Sauer-Danfoss	6,060	244
Scholastic	4,931	157
School Specialty * (A)	11,614	27
Scientific Games, Cl A *	16,811	139
Scripps Networks Interactive, Cl A	5,274	323

Description	Shares	Market Value ($ Thousands)

Select Comfort *	21,880	$690
Service International	6,700	90
Shutterfly *	17,480	544
Signet Jewelers	3,000	146
Sinclair Broadcast Group, Cl A	18,100	203
Skechers U.S.A., Cl A *	6,512	133
Skullcandy * (A)	27,740	382
Snap-on	800	58
Sotheby’s	1,400	44
Stage Stores	17,500	369
Standard-Pacific * (A)	36,180	245
Steven Madden *	12,175	532
Stewart Enterprises, Cl A	2,900	24
Stoneridge *	1,763	9
Strayer Education	200	13
Tempur-Pedic International *	1,600	48
Tenneco *	17,254	483
Tesla Motors * (A)	1,075	32
Thor Industries	700	25
Titan International	849	15
Toll Brothers *	2,600	86
True Religion Apparel	2,200	47
TRW Automotive Holdings *	3,951	173
Tupperware Brands	1,200	64
Ulta Salon Cosmetics & Fragrance	7,385	711
Under Armour, Cl A *	1,200	67
Universal Technical Institute	492	7
Urban Outfitters *	21,712	816
Vail Resorts	1,000	58
Valassis Communications * (A)	1,800	44
Visteon *	586	26
Vitamin Shoppe *	18,772	1,095
WABCO Holdings *	1,500	86
Warnaco Group *	6,630	344
Weight Watchers International (A)	700	37
Whirlpool	5,900	489
Williams-Sonoma	1,200	53
Winnebago Industries *	1,852	23
WMS Industries * (A)	58,138	952
Wolverine World Wide	700	31
World Wrestling Entertainment, Cl A	900	7
Zumiez *	17,560	487

		51,543

Consumer Staples — 3.5%
B&G Foods, Cl A	18,503	561
Boston Beer, Cl A * (A)	800	90
Cal-Maine Foods	1,100	49
Casey’s General Stores	10,572	604
Central European Distribution *	5,859	17
Central Garden and Pet *	9,727	115
Central Garden and Pet, Cl A *	18,692	226
Chefs’ Warehouse Holdings *	22,445	368
Chiquita Brands International *	5,191	40
Church & Dwight	5,667	306
Coca-Cola Enterprises	10,057	314
Constellation Brands, Cl A *	13,246	428
Darling International *	2,400	44
Dean Foods *	5,300	87

2	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Tax-Managed Small/Mid Cap Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

Diamond Foods (A)	1,500	$28
Dole Food *	10,228	143
Elizabeth Arden *	13,750	650
Energizer Holdings	6,886	514
Flowers Foods	3,000	61
Fresh Del Monte Produce	10,000	256
Fresh Market *	1,223	73
Green Mountain Coffee Roasters * (A)	3,600	86
Hain Celestial Group *	1,700	107
Herbalife	4,924	234
Ingredion	10,314	569
J&J Snack Foods	8,270	474
JM Smucker	3,812	329
Kroger	18,485	435
Lancaster Colony	1,200	88
Medifast *	931	24
Molson Coors Brewing, Cl B	8,364	377
Nash Finch	1,000	21
Nu Skin Enterprises, Cl A	900	35
Omega Protein *	23,400	161
Pantry *	16,126	235
Post Holdings *	500	15
Prestige Brands Holdings *	14,630	248
Ralcorp Holdings *	1,000	73
Safeway (A)	24,500	394
Sanderson Farms	4,744	210
Schiff Nutrition International *	2,200	53
Smithfield Foods *	16,327	321
Snyders-Lance	800	20
Spartan Stores	26,869	411
Spectrum Brands Holdings *	1,100	44
SUPERVALU (A)	22,038	53
SYSCO	12,889	403
TreeHouse Foods *	4,619	242
Tyson Foods, Cl A	17,674	283
Universal	5,400	275
USANA Health Sciences * (A)	5,300	246
Vector Group	3,357	56
WD-40	400	21
Weis Markets	3,800	161

		11,678

Energy — 5.8%
Amyris * (A)	6,628	23
Arch Coal	2,167	14
ATP Oil & Gas * (A)	1,700	0
Atwood Oceanics *	12,040	547
Berry Petroleum, Cl A	6,938	282
Bill Barrett *	1,000	25
BPZ Resources *	7,534	22
Bristow Group	7,970	403
Cabot Oil & Gas	15,072	677
Cal Dive International *	6,748	10
CARBO Ceramics (A)	400	25
Carrizo Oil & Gas *	1,700	42
Cheniere Energy *	3,606	56
Clean Energy Fuels * (A)	2,390	31
Contango Oil & Gas *	500	25
Dawson Geophysical *	793	20
Dresser-Rand Group *	1,809	100

Description	Shares	Market Value ($ Thousands)

Dril-Quip *	11,975	$861
Energen	2,800	147
Energy XXI Bermuda	2,550	89
EQT	4,532	267
EXCO Resources (A)	3,300	26
Exterran Holdings *	1,510	31
Forum Energy Technologies *	7,927	193
Global Geophysical Services *	2,665	15
Golar LNG	3,200	123
Goodrich Petroleum * (A)	12,938	163
Gulf Island Fabrication	1,700	47
Gulfmark Offshore, Cl A *	11,952	395
Gulfport Energy *	5,378	168
Heckmann * (A)	5,527	23
Helix Energy Solutions Group *	1,800	33
Helmerich & Payne	3,249	155
Hercules Offshore *	9,373	46
HollyFrontier	6,972	288
ION Geophysical *	4,100	28
Key Energy Services *	68,947	483
Kodiak Oil & Gas, Cl Lithuanian *	9,063	85
Kosmos Energy *	3,836	44
Laredo Petroleum Holdings *	11,990	263
Magnum Hunter Resources *	88,889	395
Matador Resources *	28,600	297
McDermott International *	37,946	464
McMoRan Exploration * (A)	5,900	69
Murphy Oil	3,961	213
Nabors Industries *	21,257	298
Natural Gas Services Group *	1,469	22
Newfield Exploration *	15,984	501
Newpark Resources *	9,960	74
Northern Oil And Gas *	3,020	51
Oasis Petroleum *	15,160	447
Oceaneering International	12,209	674
Oil States International *	7,537	599
Overseas Shipholding Group (A)	1,426	9
Panhandle Oil and Gas, Cl A	600	18
Parker Drilling *	47,556	201
Patterson-UTI Energy	33,230	526
Penn Virginia	1,300	8
Petroquest Energy *	3,851	26
Pioneer Energy Services *	1,400	11
Pioneer Natural Resources	4,608	481
Plains Exploration & Production *	4,433	166
Quicksilver Resources * (A)	5,582	23
Range Resources	4,962	347
Rex Energy *	21,120	282
RigNet *	519	10
Rosetta Resources *	9,970	478
Rowan, Cl A *	3,592	121
SandRidge Energy *	20,922	146
SEACOR Holdings *	500	42
SemGroup, Cl A *	13,980	515
SM Energy	3,230	175
Stone Energy *	14,996	377
Superior Energy Services *	18,246	374
Swift Energy *	38,899	812
Tesoro	23,300	976
TETRA Technologies *	49,195	298

3	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Tax-Managed Small/Mid Cap Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

Tidewater	525	$25
Trican Well Service	32,420	421
Ultra Petroleum *	5,018	110
Uranium Energy *	8,280	22
USEC * (A)	51,000	40
W&T Offshore	13,700	257
Western Refining	35,660	934
Whiting Petroleum *	14,380	681
Willbros Group *	1,500	8
World Fuel Services	1,200	43
WPX Energy *	1,631	27

		19,369

Financials — 18.4%
1st Source	2,900	65
Acadia Realty Trust †	17,695	439
Affiliated Managers Group *	5,946	731
Alexander’s †	100	43
Alexandria Real Estate Equities †	1,100	81
Alleghany *	298	103
Allied World Assurance Holdings	4,300	332
Allstate	12,778	506
Alterra Capital Holdings	25,185	603
American Assets Trust †	2,500	67
American Campus Communities †	7,450	327
American Capital *	8,900	101
American Capital Mortgage Investment †	1,725	43
American Equity Investment Life Holding	4,000	46
American Financial Group	13,800	523
American National Insurance	2,700	194
Ameriprise Financial	7,451	422
Amerisafe *	1,639	44
Anworth Mortgage Asset †	31,500	214
Apartment Investment & Management, Cl A †	3,753	98
Apollo Commercial Real Estate Finance †	2,950	51
Apollo Investment *	3,989	31
Apollo Residential Mortgage †	979	22
Arch Capital Group *	3,336	139
Ares Capital	16,991	291
Ares Commercial Real Estate †	1,025	17
Argo Group International Holdings	6,282	203
Arthur J. Gallagher	2,336	84
Ashford Hospitality Trust †	4,800	40
Aspen Insurance Holdings	8,500	259
Associated Banc-Corp	57,845	762
Associated Estates Realty †	3,300	50
Assured Guaranty	6,000	82
Axis Capital Holdings	2,535	89
Banco Latinoamericano de Exportaciones, Cl E	21,159	467
Bancorpsouth	9,351	138
Bank of Hawaii	900	41
Bank of the Ozarks	17,110	590
BBCN Bancorp *	1,849	23
Berkshire Hills Bancorp	18,793	430
BioMed Realty Trust †	21,615	405

Description	Shares	Market Value ($ Thousands)

BlackRock Kelso Capital	2,400	$23
Boston Private Financial Holdings	16,529	159
Brandywine Realty Trust †	25,900	316
BRE Properties, Cl A †	1,000	47
Brookline Bancorp	1,200	11
Brown & Brown	25,461	664
Camden Property Trust †	1,449	93
Capstead Mortgage †	1,900	26
Cardinal Financial	17,480	250
Cardtronics *	22,339	665
Cathay General Bancorp	2,100	36
CBL & Associates Properties †	41,931	895
Center Bancorp	1,704	20
Chemical Financial	10,100	244
Chesapeake Lodging Trust †	3,000	60
Chimera Investment †	70,826	192
City National	500	26
CNA Financial	12,400	332
CNO Financial Group	55,868	539
CoBiz Financial	46,620	326
Colonial Properties Trust †	4,500	95
Comerica	10,997	342
Commerce Bancshares	1,603	65
CommonWealth †	13,100	191
Community Trust Bancorp	10,100	359
Coresite Realty, Cl nchmarkwithout price? Need un †	21,470	578
Cousins Properties †	14,402	114
Credit Acceptance *	230	20
CubeSmart †	3,500	45
CVB Financial (A)	26,625	318
CYS Investments †	4,400	62
DCT Industrial Trust †	9,100	59
DDR †	3,686	57
DFC Global *	2,400	41
Digital Realty Trust † (A)	5,999	419
Dime Community Bancshares	12,200	176
Douglas Emmett †	1,400	32
Duke Realty †	6,624	97
DuPont Fabros Technology †	15,114	382
E*Trade Financial *	19,401	171
Eagle Bancorp *	25,685	429
East West Bancorp	40,739	860
EastGroup Properties †	9,525	507
Education Realty Trust †	67,164	732
Employers Holdings	23,504	431
Endurance Specialty Holdings	12,025	463
Enstar Group *	400	40
Entertainment Properties Trust †	1,000	44
Equity Lifestyle Properties †	900	61
Equity One †	15,951	336
Erie Indemnity, Cl A	2,000	129
Essex Property Trust †	4,048	600
Evercore Partners, Cl A	700	19
Everest Re Group	6,060	648
Excel Trust †	2,400	27
Extra Space Storage †	2,600	86
FBL Financial Group, Cl A	2,500	83

4	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Tax-Managed Small/Mid Cap Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

Federal Agricultural Mortgage, Cl C	381	$10
Federal Realty Investment Trust †	2,135	225
Federated Investors, Cl B (A)	12,033	249
FelCor Lodging Trust * †	6,100	29
Fidelity National Financial, Cl A	3,700	79
Fifth Street Finance	11,008	121
Fifth Third Bancorp	34,408	534
First American Financial	3,200	69
First BanCorp *	1,660	7
First Cash Financial Services *	1,400	64
First Commonwealth Financial	2,982	21
First Financial Bancorp	3,100	52
First Financial Bankshares	900	32
First Horizon National	84,448	813
First Industrial Realty Trust * †	4,500	59
First Midwest Bancorp	36,088	453
First Niagara Financial Group	8,420	68
First Potomac Realty Trust †	3,400	44
First Republic Bank	1,625	56
FirstMerit	18,586	274
Flagstone Reinsurance Holdings	6,300	54
Flushing Financial	1,600	25
FNB (Pennsylvania)	11,200	126
Forest City Enterprises, Cl A *	32,860	521
Franklin Street Properties †	5,100	56
Fulton Financial	4,400	43
GAMCO Investors, Cl A	400	20
Genworth Financial, Cl A *	7,112	37
Getty Realty †	3,100	56
GFI Group	37,700	120
Gladstone Capital	1,198	10
Glimcher Realty Trust †	5,600	59
Government Properties Income Trust †	2,000	47
Gramercy Capital * †	6,858	21
Green Dot, Cl A * (A)	1,108	14
Greenlight Capital Re *	1,000	25
GSV Capital *	1,797	16
Hampton Roads Bankshares *	6,129	9
Hancock Holding	15,282	473
Hanover Insurance Group	19,854	740
Hatteras Financial †	1,900	54
HCC Insurance Holdings	1,700	58
Healthcare Realty Trust †	3,400	78
Hercules Technology Growth Capital	7,084	78
Hersha Hospitality Trust, Cl A †	4,600	23
Highwoods Properties †	12,050	393
Home Loan Servicing Solutions	1,783	29
Home Properties †	400	24
Horace Mann Educators	22,541	408
Hospitality Properties Trust †	21,600	514
Host Hotels & Resorts †	24,374	391
Hudson City Bancorp	4,215	34
Hudson Pacific Properties †	1,170	22
Huntington Bancshares	103,956	717
IBERIABANK	14,776	677
Independent Bank	800	24
Infinity Property & Casualty	6,356	384

Description	Shares	Market Value ($ Thousands)

Inland Real Estate †	8,500	$70
Invesco Mortgage Capital †	2,400	48
Investors Real Estate Trust †	1,800	15
Janus Capital Group	1,700	16
Jefferies Group	2,676	37
Jones Lang LaSalle	470	36
KBW	700	12
Kemper	2,400	74
Kilroy Realty †	1,275	57
Knight Capital Group, Cl A * (A)	33,593	90
LaSalle Hotel Properties †	13,430	358
Legg Mason	2,152	53
Lexington Realty Trust †	70,203	678
Liberty Property Trust †	14,285	518
LTC Properties †	2,500	80
Mack-Cali Realty †	1,500	40
Main Street Capital	423	12
Manning & Napier, Cl A	843	10
Markel *	100	46
MarketAxess Holdings	4,077	129
MB Financial	2,400	47
MBIA * (A)	5,600	57
MCG Capital	7,700	36
Meadowbrook Insurance Group	27,900	215
Medical Properties Trust †	5,500	57
Mercury General	500	19
MFA Financial †	90,842	772
Mid-America Apartment Communities †	12,426	812
Montpelier Re Holdings	18,100	401
Moody’s	19,470	860
MSCI, Cl A *	2,800	100
NASDAQ OMX Group	797	19
National Financial Partners *	30,530	516
National Health Investors †	800	41
National Penn Bancshares	20,041	183
National Retail Properties †	15,965	487
National Western Life Insurance, Cl A	200	29
Navigators Group *	800	39
NBT Bancorp	800	18
Nelnet, Cl A	932	22
Netspend Holdings *	17,560	173
Northfield Bancorp	800	13
Northwest Bancshares	4,100	50
Ocwen Financial *	4,200	115
Old National Bancorp	47,721	650
Old Republic International	4,000	37
Omega Healthcare Investors †	21,427	487
OmniAmerican Bancorp *	888	20
One Liberty Properties †	140	3
Oppenheimer Holdings, Cl A	660	11
Oriental Financial Group	13,000	137
Oritani Financial	4,100	62
Pacific Capital Bancorp *	3,388	156
PacWest Bancorp	35,575	831
Park National	300	21
Parkway Properties †	16,600	222
PartnerRe	8,239	612
Pebblebrook Hotel Trust †	37,376	874

5	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Tax-Managed Small/Mid Cap Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

PennantPark Investment	4,200	$45
Pennsylvania †	27,100	430
PennyMac Mortgage Investment Trust †	976	23
People’s United Financial	9,000	109
PHH *	1,000	20
Platinum Underwriters Holdings	10,017	409
Popular *	13,850	241
Portfolio Recovery Associates *	400	42
Post Properties †	1,200	58
Potlatch †	4,000	149
Principal Financial Group	7,000	189
PrivateBancorp, Cl A	12,050	193
ProAssurance	10,184	921
Prospect Capital	5,940	68
Prosperity Bancshares	12,460	531
Protective Life	1,100	29
Provident Financial Services	12,108	191
PS Business Parks †	3,630	243
RAIT Financial Trust †	13,999	73
Ramco-Gershenson Properties †	2,300	29
Raymond James Financial	1,947	71
Rayonier †	2,174	107
Realty Income †	1,636	67
Redwood Trust †	1,200	17
Regency Centers †	700	34
Regional Management *	1,170	20
Regions Financial	49,700	358
Reinsurance Group of America, Cl A	13,638	789
RenaissanceRe Holdings	1,520	117
Resource Capital †	2,600	15
RLI	800	53
S&T Bancorp	5,000	88
Sabra Health Care REIT †	2,365	47
Safeguard Scientifics *	32,939	517
Senior Housing Properties Trust †	3,100	68
Signature Bank NY *	10,640	714
Solar Capital	8,266	189
Southwest Bancorp *	1,279	14
Sovran Self Storage †	1,800	104
StanCorp Financial Group	11,800	369
Starwood Property Trust †	2,300	54
State Bank Financial	1,268	21
Sterling Financial	9,178	204
Stifel Financial *	13,900	467
Strategic Hotels & Resorts * †	8,200	49
Summit Hotel Properties †	1,225	11
Sun Communities †	1,400	62
Sunstone Hotel Investors * †	30,030	330
SunTrust Banks	15,665	443
Susquehanna Bancshares	72,950	763
SVB Financial Group *	600	36
SWS Group *	39,800	243
Synovus Financial	69,010	164
Tanger Factory Outlet Centers †	2,000	65
Taubman Centers †	1,576	121
TCF Financial	44,826	535
Texas Capital Bancshares *	2,000	99
Tower Group	2,965	57

Description	Shares	Market Value ($ Thousands)

Trustmark	900	$22
Two Harbors Investment †	25,730	302
Umpqua Holdings	1,200	16
United Bankshares	4,300	107
United Fire Group	4,000	100
Unum Group	40,476	778
Validus Holdings	10,723	364
Valley National Bancorp	6,730	67
ViewPoint Financial Group	3,900	75
Waddell & Reed Financial, Cl A	900	30
Walter Investment Management *	1,164	43
Washington Federal	1,500	25
Washington Real Estate Investment Trust †	2,400	64
Webster Financial	31,575	748
Weingarten Realty Investors †	1,600	45
WesBanco	12,800	265
West Coast Bancorp	12,770	288
Westamerica Bancorporation	900	42
Western Alliance Bancorp *	78,163	797
Western Asset Mortgage Capital †	944	21
White Mountains Insurance Group	100	51
Willis Group Holdings	10,317	381
Wintrust Financial	600	23
World Acceptance *	800	54
WSFS Financial	400	16
Zillow, Cl A * (A)	6,337	267
Zions Bancorporation	47,569	983

		61,909

Health Care — 12.2%
Abaxis *	1,600	57
ABIOMED *	18,520	389
Accuray *	4,734	34
Achillion Pharmaceuticals *	20,180	210
Affymax *	2,452	52
Affymetrix *	4,300	19
Air Methods *	4,080	487
Akorn *	34,592	457
Alere *	2,690	52
Algeta *	7,104	184
Align Technology *	11,600	429
Alkermes *	4,000	83
Allscripts Healthcare Solutions *	2,740	34
Amarin ADR *	12,346	156
Amedisys *	4,911	68
AMERIGROUP *	6,303	576
AmerisourceBergen	6,827	264
Amsurg *	11,659	331
Antares Pharma * (A)	5,209	23
Arena Pharmaceuticals *	35,365	294
Ariad Pharmaceuticals *	15,362	372
Array BioPharma *	5,436	32
ArthroCare *	2,478	80
ATHENAHEALTH INC *	1,600	147
Auxilium Pharmaceuticals *	9,450	231
AVEO Pharmaceuticals *	20,238	211
BioMarin Pharmaceuticals *	2,726	110
Bio-Reference Labs *	1,000	29
Brookdale Senior Living, Cl A *	1,700	39

6	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Tax-Managed Small/Mid Cap Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

Capital Senior Living *	200	$3
CareFusion *	16,100	457
Catamaran *	13,491	1,322
Centene *	1,600	60
Cepheid *	6,580	227
Cerus *	5,403	18
Charles River Laboratories International *	700	28
Chemed	800	55
Community Health Systems *	2,037	59
Computer Programs & Systems	800	44
Conceptus *	1,008	20
Conmed	16,410	468
Cooper	9,172	866
Covance *	1,500	70
Coventry Health Care	15,800	659
Cubist Pharmaceuticals *	12,790	610
Cyberonics *	13,588	712
Dendreon * (A)	2,784	14
DexCom *	3,400	51
Dynavax Technologies *	4,691	22
Emergent Biosolutions *	1,200	17
Emeritus *	1,400	29
Endo Pharmaceuticals Holdings *	11,842	376
Endocyte * (A)	4,773	48
Endologix *	1,338	19
Enzon Pharmaceuticals *	2,600	18
Exelixis * (A)	41,110	198
Gentiva Health Services *	700	8
Geron *	8,900	15
Greatbatch *	29,200	710
Greenway Medical Technologies *	1,121	19
Haemonetics *	800	64
Halozyme Therapeutics *	2,500	19
Hanger Orthopedic Group *	17,420	497
Health Management Associates, Cl A *	5,100	43
Health Net *	1,800	40
HealthSouth *	55,971	1,347
Healthways *	3,400	40
HeartWare International * (A)	12,418	1,173
Hill-Rom Holdings	1,400	41
HMS Holdings *	18,520	619
Hologic *	9,219	187
Humana	5,500	386
Idexx Laboratories *	1,226	122
Immunogen * (A)	21,420	313
Impax Laboratories *	13,530	351
Incyte *	15,380	278
Insulet *	27,000	583
InterMune, Cl Basis Forward *	1,670	15
IPC The Hospitalist *	9,116	417
Ironwood Pharmaceuticals, Cl A *	22,150	283
Isis Pharmaceuticals *	3,300	46
Jazz Pharmaceuticals *	18,254	1,041
Kindred Healthcare *	3,321	38
LHC Group *	500	9
LifePoint Hospitals *	9,900	423
Magellan Health Services *	8,120	419
MannKind * (A)	9,300	27

Description	Shares	Market Value ($ Thousands)

MAP Pharmaceuticals * (A)	13,510	$210
Masimo *	1,600	39
MedAssets *	6,270	112
Medicines *	13,940	360
Medicis Pharmaceutical, Cl A	1,434	62
Medivation *	1,232	69
MEDNAX *	22,885	1,704
Meridian Bioscience	2,500	48
Merit Medical Systems *	3,125	47
Metropolitan Health Networks *	28,300	264
Mettler Toledo International *	592	101
MWI Veterinary Supply *	4,275	456
Myriad Genetics *	2,200	59
Navidea Biopharmaceuticals * (A)	5,425	15
Nektar Therapeutics * (A)	9,000	96
Neogen *	900	38
NPS Pharmaceuticals *	38,067	352
NuVasive *	1,300	30
Obagi Medical Products *	1,600	20
Omnicare	3,200	109
Omnicell *	1,300	18
Oncothyreon *	4,126	21
Onyx Pharmaceuticals *	10,380	877
Optimer Pharmaceuticals * (A)	35,580	502
Orthofix International *	4,400	197
Owens & Minor	7,020	210
Pacific Biosciences of California *	13,970	26
Par Pharmaceutical *	2,600	130
Parexel International *	37,708	1,160
Patterson	9,073	311
PDL BioPharma	31,100	239
PerkinElmer	15,197	448
Pharmacyclics *	2,392	154
PharMerica *	19,200	243
PSS World Medical *	1,400	32
QIAGEN *	8,077	149
Quest Diagnostics	6,576	417
Questcor Pharmaceuticals (A)	1,000	18
ResMed	21,844	884
Rigel Pharmaceuticals *	14,740	151
Salix Pharmaceuticals *	24,322	1,030
Sciclone Pharmaceuticals *	41,200	229
Seattle Genetics * (A)	18,118	488
Select Medical Holdings *	22,300	250
Sequenom * (A)	9,761	34
Sirona Dental Systems *	9,915	565
Spectrum Pharmaceuticals * (A)	1,441	17
STERIS	4,555	162
Symmetry Medical *	1,500	15
Synageva BioPharma *	3,356	179
Team Health Holdings *	32,068	870
Techne	900	65
Tenet Healthcare *	69,700	437
TESARO * (A)	9,720	138
Theravance *	1,400	36
Thoratec *	12,764	442
Tornier BV *	721	14
United Therapeutics *	10,414	582
Universal Health Services, Cl B	17,032	779
US Physical Therapy	900	25

7	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Tax-Managed Small/Mid Cap Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

ViroPharma *	2,500	$75
Vivus *	1,662	30
Vocera Communications *	7,764	240
Volcano *	34,002	971
WellCare Health Plans *	26,014	1,471
West Pharmaceutical Services	1,100	58
Wright Medical Group *	970	21
XOMA * (A)	6,744	25

		41,119

Industrials — 14.8%
3D Systems *	675	22
AAON	2,250	44
AAR	1,100	18
ABM Industries	2,100	40
Acacia Research *	1,500	41
ACCO Brands *	1,991	13
Accuride *	3,007	14
Actuant, Cl A	30,356	869
Acuity Brands	5,470	346
Advisory Board *	13,949	667
Aecom Technology *	1,800	38
Aerovironment *	1,600	38
AGCO *	14,597	693
Aircastle	31,832	361
Alaska Air Group *	1,600	56
Albany International, Cl A	11,100	244
Alliant Techsystems	715	36
American Superconductor * (A)	5,422	22
Ametek	4,740	168
Ampco-Pittsburgh	8,000	148
AO Smith	13,036	750
Arkansas Best	900	7
Atlas Air Worldwide Holdings *	800	41
Avery Dennison	1,034	33
Avis Budget Group *	1,480	23
Barnes Group	1,100	27
BE Aerospace *	18,060	760
Beacon Roofing Supply *	7,237	206
Belden	21,897	807
Blount International *	5,419	71
Brady, Cl A	9,251	271
Brink’s	3,100	80
Calgon Carbon *	5,791	83
Carlisle	8,570	445
Cascade	5,100	279
Chart Industries *	6,973	515
Chicago Bridge & Iron	2,180	83
Cintas	11,035	457
Clarcor	1,200	53
Clean Harbors *	1,200	59
Colfax *	13,953	512
Con-way	600	16
Copa Holdings, Cl A	2,094	170
Copart *	2,400	67
Corporate Executive Board	1,100	59
Corrections Corp of America	1,800	60
Covanta Holding	3,100	53
Crane	600	24
Cubic	8,454	423
Curtiss-Wright	10,300	337

Description	Shares	Market Value ($ Thousands)

Deluxe	11,400	$348
DigitalGlobe *	30,960	631
Dollar Thrifty Automotive Group *	2,322	202
Donaldson	3,704	129
Dover	6,217	370
Dun & Bradstreet	388	31
DXP Enterprises *	5,430	259
Dycom Industries *	28,575	411
EMCOR Group	20,137	575
EnergySolutions *	3,600	10
EnerNOC *	1,300	17
Engility Holdings *	1,216	22
EnPro Industries *	6,671	240
Equifax	2,212	103
ESCO Technologies	18,791	730
Esterline Technologies *	800	45
Federal Signal *	3,905	25
Flowserve	2,929	374
Fluor	6,315	355
Fortune Brands Home & Security *	1,171	32
Forward Air	4,163	127
Franklin Electric	3,771	228
FTI Consulting *	1,400	37
G&K Services	22,735	712
Gardner Denver	926	56
GATX	700	30
GenCorp *	3,047	29
Generac Holdings	4,034	92
General Cable *	7,989	235
Genesee & Wyoming, Cl A *	10,799	722
Geo Group	2,100	58
GeoEye *	700	18
Gorman-Rupp	1,562	42
Graco	600	30
GrafTech International *	2,200	20
Graham	528	9
Granite Construction	5,570	160
Great Lakes Dredge & Dock	3,253	25
Harsco	3,200	66
Hawaiian Holdings *	29,856	167
Heartland Express	2,631	35
HEICO	1,761	68
Heidrick & Struggles International	411	5
Herman Miller	1,500	29
Hertz Global Holdings *	5,753	79
Hexcel *	25,480	612
Higher One Holdings * (A)	3,956	53
HNI	3,926	100
Hub Group, Cl A *	1,400	41
Hubbell, Cl B	1,284	104
IDEX	26,793	1,119
II-VI *	2,000	38
Insteel Industries	905	11
Interface, Cl A	73,030	965
John Bean Technologies	27,258	445
Kadant *	23,753	551
Kaman	2,096	75
Kansas City Southern	9,255	701

8	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Tax-Managed Small/Mid Cap Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

KAR Auction Services *	8,124	$160
Kaydon	7,132	159
KBR	4,000	119
Kelly Services, Cl A	1,200	15
Kennametal	1,100	41
Keyw Holding * (A)	34,971	437
Kirby *	10,826	599
Knoll	1,200	17
L-3 Communications Holdings	7,300	524
Landstar System	13,330	630
Layne Christensen *	1,000	20
Lennox International	2,400	116
Lincoln Electric Holdings	12,106	473
Manitowoc	2,585	34
Manpower	694	26
Marten Transport	1,400	24
MasTec *	5,300	104
Mcgrath Rentcorp	1,900	50
Meritor *	1,500	6
Middleby *	6,840	791
Miller Industries	8,900	143
Moog, Cl A *	25,101	951
MSC Industrial Direct, Cl A	10,154	685
Mueller Industries	500	23
Mueller Water Products, Cl A	6,176	30
NACCO Industries, Cl A	400	50
Navistar International *	8,343	176
Nordson	12,102	709
Northwest Pipe *	14,960	369
Old Dominion Freight Line *	31,494	950
On Assignment *	10,600	211
Orbital Sciences *	9,117	133
Orion Marine Group *	19,166	142
Oshkosh Truck *	8,700	239
Owens Corning *	17,660	591
Pentair	2,057	92
Pitney Bowes (A)	1,641	23
PMFG *	1,291	10
Polypore International * (A)	14,472	512
Quanex Building Products	22,285	420
Quanta Services *	3,656	90
RBC Bearings *	11,011	530
Regal-Beloit	600	42
Republic Services	17,980	495
Resources Connection	2,600	34
Robbins & Myers	1,504	90
Robert Half International	1,400	37
Roper Industries	7,377	811
RPX *	8,801	99
RR Donnelley & Sons (A)	16,712	177
Ryder System	8,900	348
Shaw Group *	630	28
Simpson Manufacturing	12,310	352
Skywest	11,800	122
Spirit Aerosystems Holdings, Cl A *	14,178	315
Spirit Airlines *	34,740	593
SPX	600	39
Stanley Black & Decker	6,156	469
Steelcase, Cl A	25,800	254

Description	Shares	Market Value ($ Thousands)

Swisher Hygiene, Cl Common
Subscription Recei *	28,467	$39
Sykes Enterprises *	11,838	159
TAL International Group	16,990	577
Teledyne Technologies *	13,242	839
Teleflex	11,510	792
Terex *	9,421	213
Tetra Tech *	36,387	956
Thermon Group Holdings *	14,710	368
Timken	6,716	250
Toro	1,400	56
Towers Watson, Cl A	12,538	665
TransDigm Group *	1,458	207
TRC *	1,458	11
Trex *	9,221	315
Trimas *	7,436	179
Triumph Group	4,753	297
TrueBlue *	40,452	636
Tutor Perini *	3,700	42
Unifirst	644	43
United Rentals *	29,283	958
United Stationers	1,000	26
Universal Forest Products	1,908	79
URS	8,200	290
US Airways Group *	3,969	42
USG * (A)	1,100	24
UTI Worldwide	2,500	34
Valmont Industries	4,485	590
Vicor *	2,300	15
Wabash National *	2,806	20
Wabtec	1,800	144
Waste Connections	1,800	54
Watsco	8,215	623
Watts Water Technologies, Cl A	6,865	260
Werner Enterprises	1,900	41
WESCO International *	12,321	705
Woodward	1,400	48
Zipcar * (A)	4,449	35

		49,813

Information Technology — 15.5%
ACI Worldwide *	3,453	146
Acme Packet *	1,200	21
Active Network *	5,384	67
Adobe Systems *	11,679	379
Adtran (A)	24,790	428
Advanced Energy Industries *	1,400	17
Advent Software *	1,000	25
Akamai Technologies *	21,794	834
Alliance Data Systems *	6,517	925
Analog Devices	8,011	314
Anixter International	500	29
Ansys *	12,065	886
AOL *	2,700	95
Applied Micro Circuits *	370	2
Ariba *	2,700	121
Arris Group *	7,200	92
Arrow Electronics *	1,900	64
Aruba Networks *	26,662	599
Aspen Technology *	29,173	754
Atmel *	12,100	64

9	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Tax-Managed Small/Mid Cap Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

ATMI *	800	$15
Audience *	895	5
Avnet *	8,652	252
Bazaarvoice * (A)	42,393	642
Benchmark Electronics *	23,882	365
Black Box	5,800	148
Blackbaud	1,000	24
Bottomline Technologies *	2,964	73
Brightpoint *	3,298	30
Broadridge Financial Solutions	1,700	40
BroadSoft *	42,331	1,736
Brocade Communications Systems *	12,600	75
CACI International, Cl A *	4,246	220
Cadence Design Systems *	136,075	1,751
Calix *	2,331	15
Checkpoint Systems *	1,100	9
Ciena *	35,864	488
Cirrus Logic *	5,814	223
Cognex	1,400	48
Coherent *	15,848	727
CommVault Systems *	1,400	82
Computer Sciences	5,000	161
Comtech Telecommunications	10,213	282
Concur Technologies *	6,669	492
Constant Contact *	800	14
Convergys	29,697	465
CoreLogic *	1,800	48
Cornerstone OnDemand *	2,249	69
CoStar Group *	12,862	1,049
Cray *	1,586	20
Cree * (A)	1,902	49
CSG Systems International *	16,700	376
CTS	14,100	142
Cymer *	600	31
Cypress Semiconductor	3,500	37
DealerTrack Holdings *	40,017	1,115
Deltek *	4,647	61
Demand Media *	6,260	68
Demandware * (A)	11,290	358
Diebold	19,400	654
Digital River *	22,113	368
Diodes *	1,800	31
DST Systems	600	34
EarthLink	79,640	567
Echo Global Logistics *	1,761	30
EchoStar, Cl A *	2,900	83
Electronics for Imaging *	1,300	22
Emulex *	37,444	270
Entegris *	6,300	51
Envivio *	2,447	5
Euronet Worldwide *	1,400	26
ExactTarget *	10,667	258
F5 Networks *	6,917	724
Fabrinet *	22,600	262
Factset Research Systems	800	77
Fair Isaac	800	35
Fairchild Semiconductor International *	47,771	627
FARO Technologies *	1,300	54

Description	Shares	Market Value ($ Thousands)

FEI	1,500	$80
Fidelity National Information Services	13,849	432
Finisar *	17,160	245
First Solar *	681	15
Flir Systems	2,400	48
FormFactor *	1,169	6
Forrester Research	1,400	40
Fortinet *	16,275	393
Fusion-io * (A)	1,021	31
Gartner *	2,600	120
Genpact	2,904	48
Global Cash Access Holdings *	2,457	20
Global Payments	2,534	106
Guidewire Software *	15,280	474
Harris	11,700	599
Heartland Payment Systems	3,000	95
Hittite Microwave *	500	28
IAC	16,210	844
Immersion *	2,588	14
Imperva *	9,200	340
Informatica *	2,900	101
Ingram Micro, Cl A *	1,200	18
Integrated Device Technology *	92,715	545
InterDigital	1,000	37
Intermec *	21,651	134
International Rectifier *	1,600	27
Intersil, Cl A	4,300	38
IntraLinks Holdings *	1,130	7
IPG Photonics *	11,976	686
Ixia *	32,480	522
j2 Global (A)	14,570	478
Jabil Circuit	10,480	196
JDA Software Group *	1,800	57
JDS Uniphase *	4,525	56
Juniper Networks *	19,583	335
Kla-Tencor	6,600	315
KVH Industries *	779	11
Lattice Semiconductor *	69,050	264
Lexmark International, Cl A	6,100	136
Limelight Networks *	1,566	4
Littelfuse	800	45
LivePerson *	26,648	483
Loral Space & Communications	800	57
LSI Logic *	13,100	90
Manhattan Associates *	4,027	231
Mantech International, Cl A	900	22
MAXIMUS	1,200	72
Measurement Specialties *	2,900	96
Mellanox Technologies *	3,865	392
Mentor Graphics *	2,400	37
Methode Electronics	2,700	26
Micrel	7,000	73
Micros Systems *	7,287	358
Microsemi *	1,300	26
MIPS Technologies *	2,734	20
Molex (A)	13,846	364
MoneyGram International *	2,123	32
Monolithic Power Systems *	17,220	340
Monster Worldwide *	1,600	12

10	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Tax-Managed Small/Mid Cap Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

MTS Systems	1,000	$54
NCR *	3,736	87
NETGEAR *	12,720	485
Netscout Systems *	24,608	628
NetSuite *	1,400	89
NeuStar, Cl A *	1,000	40
NIC	4,100	61
Nuance Communications *	5,900	147
NXP Semiconductor *	28,135	704
OCZ Technology Group *	3,329	12
OmniVision Technologies *	1,400	19
ON Semiconductor *	11,300	70
OSI Systems *	1,300	101
Parametric Technology *	45,889	1,000
Pegasystems (A)	7,556	219
Pericom Semiconductor *	1,212	10
Photronics *	29,800	160
Plantronics	1,100	39
Plexus *	1,500	45
PMC - Sierra *	8,500	48
Polycom *	8,000	79
Power Integrations	4,556	139
Progress Software *	15,125	324
Pulse Electronics	19,700	16
QLogic *	150	2
Quality Systems	1,000	19
Quantum *	8,799	14
Rambus *	1,900	10
RealD * (A)	2,286	20
RealNetworks *	2,800	23
Responsys *	1,557	16
RF Micro Devices *	71,044	281
Riverbed Technology *	17,573	409
Rofin-Sinar Technologies *	1,100	22
Rovi *	2,724	40
Rubicon Technology *	404	4
SAIC	29,811	359
Sapient *	46,580	497
Scansource *	4,632	148
Seagate Technology	19,200	595
Semtech *	24,800	624
Silicon Graphics International * (A)	2,400	22
Silicon Laboratories *	11,495	423
Skyworks Solutions *	20,197	476
SolarWinds *	17,471	974
Solera Holdings	15,150	665
Sonus Networks *	21,550	41
Splunk *	5,350	196
STEC *	3,349	23
SunPower, Cl A *	329	1
Symantec *	26,803	483
Synaptics *	3,844	92
Synopsys *	25,707	849
Syntel	9,570	597
Take-Two Interactive Software *	2,400	25
Tech Data *	10,000	453
TeleTech Holdings *	5,391	92
Tellabs	22,081	78
Teradyne *	34,585	492

Description	Shares	Market Value ($ Thousands)

Tessera Technologies	4,036	$55
TIBCO Software *	17,244	521
TiVo *	2,000	21
TNS *	10,632	159
Total System Services	2,800	66
Trimble Navigation *	2,802	133
TriQuint Semiconductor *	4,100	21
Tyler Technologies *	1,277	56
Ultimate Software Group *	800	82
Ultra Clean Holdings *	39,579	226
Ultratech *	12,670	398
Unisys *	670	14
United Online	29,700	164
Universal Display * (A)	7,230	249
Valueclick *	3,600	62
Veeco Instruments * (A)	18,578	558
VeriFone Holdings *	2,577	72
Viasat *	1,100	41
VirnetX Holding *	645	16
Virtusa *	1,600	28
Vishay Intertechnology *	74,252	730
Vishay Precision Group *	192	3
VistaPrint * (A)	900	31
Volterra Semiconductor *	2,100	46
Web.com Group *	28,308	508
WebMD Health, Cl A *	1,121	16
Websense *	2,994	47
Western Digital	13,200	511
Wright Express *	7,550	526
Xyratex	13,529	124
Yelp, Cl A *	863	23
Zebra Technologies, Cl A *	9,681	363

		52,077

Materials — 6.0%
AK Steel Holding (A)	5,745	28
Albemarle	4,500	237
Allegheny Technologies	25,575	816
Allied Nevada Gold *	14,476	565
Alpha Natural Resources *	5,171	34
AMCOL International	1,500	51
Aptargroup	1,800	93
Ashland	2,600	186
Balchem	1,400	51
Ball	4,566	193
Bemis	1,700	54
Boise	36,400	319
Buckeye Technologies	1,900	61
Cabot	900	33
Carpenter Technology	1,300	68
Century Aluminum *	5,100	36
Clearwater Paper *	800	33
Coeur d’Alene Mines *	3,300	95
Compass Minerals International	8,324	621
Crown Holdings *	4,800	176
Cytec Industries	4,095	268
Domtar	4,200	329
Eagle Materials	700	32
Eastman Chemical	13,848	790
Ecolab	1	0
Ferro *	2,300	8

11	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Tax-Managed Small/Mid Cap Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

Flotek Industries *	1,999	$25
Georgia Gulf	3,300	120
Glatfelter	1,700	30
Globe Specialty Metals	5,200	79
Greif, Cl A	16,049	709
H.B. Fuller	6,410	197
Handy & Harman *	715	11
Hecla Mining	8,100	53
Horsehead Holding *	2,100	20
Huntsman	35,106	524
Innophos Holdings	3,960	192
International Flavors & Fragrances	1,082	64
Intrepid Potash *	36,774	790
Jaguar Mining *	6,405	8
Kaiser Aluminum	2,571	150
Kapstone Paper and Packaging *	18,940	424
Koppers Holdings	480	17
Kronos Worldwide (A)	11,700	175
Louisiana-Pacific *	26,380	330
Martin Marietta Materials	700	58
Materion	595	14
McEwen Mining *	4,734	22
Methanex	19,670	561
Minerals Technologies	7,234	513
Molycorp * (A)	1,938	22
NewMarket	2,641	651
Noranda Aluminum Holding	6,400	43
Nucor	8,681	332
Olin	2,200	48
OM Group *	15,700	291
Owens-Illinois *	34,386	645
Packaging Corp of America	37,117	1,347
Paramount Gold and Silver *	5,731	15
PolyOne	89,715	1,487
Reliance Steel & Aluminum	1,200	63
Rock-Tenn, Cl A	1,226	88
Rockwood Holdings	1,000	47
Royal Gold	1,700	170
RPM International	3,100	88
RTI International Metals *	29,829	714
Schnitzer Steel Industries, Cl A	400	11
Schulman A	11,275	269
Schweitzer-Mauduit International	12,732	420
Scotts Miracle-Gro, Cl A	1,500	65
Sealed Air	627	10
Sensient Technologies	19,363	712
Silgan Holdings	27,615	1,202
Sonoco Products	1,400	43
Steel Dynamics	29,600	332
Stillwater Mining *	2,600	31
STR Holdings *	1,765	5
Tahoe Resources *	3,516	72
Texas Industries	600	25
Titanium Metals	1,100	14
UFP Technologies *	13,800	243
United States Steel (A)	2,814	54
Valspar	1,860	104
Walter Energy	1,614	52
WR Grace *	1,400	83

		20,061

Description	Shares	Market Value ($ Thousands)

Telecommunication Services — 0.6%
Cincinnati Bell *	7,194	$41
Clearwire, Cl A *	4,808	7
Cogent Communications Group	1,395	32
Consolidated Communications Holdings (A)	1,600	28
Frontier Communications (A)	12,049	59
Leap Wireless International *	3,400	23
Level 3 Communications *	4,006	92
Lumos Networks	1,400	11
MetroPCS Communications *	7,578	89
Neutral Tandem *	20,900	196
NII Holdings *	2,058	16
NTELOS Holdings	1,400	24
SBA Communications, Cl A *	3,897	245
tw telecom, Cl A *	42,283	1,102
USA Mobility	15,500	184

		2,149

Utilities — 3.8%
AGL Resources	15,729	643
ALLETE	12,690	530
Alliant Energy	1,300	56
American States Water	1,700	75
American Water Works	3,741	139
Aqua America	7,091	176
Atlantic Power	2,310	35
Atmos Energy	2,500	90
Avista	15,500	399
Black Hills	700	25
California Water Service Group	2,800	52
CH Energy Group	1,000	65
Chesapeake Utilities	7,601	360
Cleco	23,725	996
CMS Energy	18,100	426
Edison International	6,525	298
El Paso Electric	4,700	161
Empire District Electric	4,400	95
GenOn Energy *	16,400	41
Great Plains Energy	54,489	1,213
Hawaiian Electric Industries	4,800	126
Idacorp	8,203	355
Integrys Energy Group	1,000	52
ITC Holdings	1,000	75
Laclede Group	2,600	112
MDU Resources Group	5,300	117
MGE Energy	1,600	85
National Fuel Gas	372	20
New Jersey Resources	750	34
Northwest Natural Gas	10,340	509
NorthWestern	2,600	94
NRG Energy	4,980	107
NV Energy	3,400	61
OGE Energy	900	50
Otter Tail	1,800	43
Pepco Holdings	2,200	42
Piedmont Natural Gas	1,800	58
Pinnacle West Capital	1,100	58
PNM Resources	1,700	36

12	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Tax-Managed Small/Mid Cap Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

Portland General Electric	48,210	$1,304
SCANA	10,775	520
South Jersey Industries	88	5
Southwest Gas	12,200	539
TECO Energy	36,278	644
UGI	20,300	645
UIL Holdings	2,400	86
UNS Energy	1,300	54
Vectren	2,100	60
Westar Energy	6,377	189
WGL Holdings	13,715	552
Xcel Energy	12,592	349

		12,856

Total Common Stock (Cost $283,349) ($ Thousands)		322,574

EXCHANGE TRADED FUNDS — 0.2%
iShares Russell 2000 Growth Index Fund	3,600	344
iShares Russell 2000 Index Fund (A)	6,104	510

Total Exchange Traded Funds (Cost $788) ($ Thousands)		854

	Number of Warrants

WARRANTS — 0.0%
Magnum Hunter Resources Expires 08/29/14 *	6,042	—

Total Warrants (Cost $—) ($Thousands)		—

	Number of Rights

RIGHTS — 0.0%
Endo Pharmaceuticals	1,900	—

Total Rights (Cost $—) ($Thousands)		—

AFFILIATED PARTNERSHIP — 4.1%
SEI Liquidity Fund, L.P. 0.150%**††(B)	13,959,587	13,722

Total Affiliated Partnership (Cost $13,960) ($ Thousands)		13,722

CASH EQUIVALENT — 4.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.070%**††	13,609,029	13,609

Total Cash Equivalent (Cost $13,609) ($ Thousands)		13,609

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (C) (D) — 0.2%
U.S. Treasury Bills
0.085%, 01/31/13	$538	$537

Total U.S. Treasury Obligations (Cost $537) ($ Thousands)		537

Total Investments — 104.4% (Cost $312,243) ($ Thousands)		$351,296

A list of the open futures contracts held by the Fund at September 30, 2012, is as follows:

Type of Contract	Number Of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	50	Dec-2012	$(42)
S&P Mid 400 Index E-MINI	37	Dec-2012	(62)

			$(104)

For the year ended September 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $336,339 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2012.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security

(A)	This security or a partial position of this security is on loan at September 30, 2012. The total market value of securities on loan at September 30, 2012 was $13,561($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of September 30, 2012 was $13,722 ($Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the inputs used as of September 30, 2012, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$322,574	$—	$—	$322,574
Exchange Traded Funds	854	—	—	854
Warrants	—	—	—	—
Rights	—	—	—	—
Affiliated Partnership	—	13,722	—	13,722
Cash Equivalent	13,609	—	—	13,609
U.S. Treasury Obligations	—	537	—	537

Total Investments in Securities	$337,037	$14,259	$—	$351,296

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(104)	$—	$—	$(104)

Total Other Financial Instruments	$(104)	$—	$—	$(104)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the year ended September 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

13	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Mid-Cap Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.3%

Consumer Discretionary — 14.8%
Allison Transmission Holdings (A)	13,700	$275
Apollo Group, Cl A *	400	12
Arbitron	500	19
Ascena Retail Group *	700	15
Bed Bath & Beyond *	4,900	309
Belo, Cl A	2,400	19
Best Buy (A)	7,500	129
BorgWarner *	3,600	249
Carmike Cinemas *	1,300	15
Carter’s *	1,300	70
CBS, Cl B	200	7
Chipotle Mexican Grill, Cl A *	20	6
Cinemark Holdings	2,000	45
Coach	1,710	96
Delphi Automotive *	5,700	177
Dick’s Sporting Goods	5,300	275
Dillard’s, Cl A	1,800	130
Discovery Communications, Cl A *	4,400	262
Dollar Tree *	3,480	168
Expedia	4,700	272
Federal Mogul, Cl A *	2,500	23
Foot Locker	5,000	177
Gap	4,800	172
Garmin (A)	1,000	42
Genuine Parts	2,200	134
Global Sources *	2,100	14
GNC Holdings, Cl A	6,300	246
H&R Block	4,100	71
Harley-Davidson	21,304	902
Harte-Hanks	1,100	7
Hasbro (A)	14,207	542
International Game Technology	16,500	216
Interpublic Group	34,374	382
Jarden	1,400	74
Lear	3,300	125
Macy’s	5,300	200
Marriott International, Cl A (A)	5,200	203
McGraw-Hill	3,700	202
Michael Kors Holdings * (A)	8,000	425
Newell Rubbermaid	28,533	545
Panera Bread, Cl A *	2,670	456
Penn National Gaming *	5,253	227
PetSmart	7,200	497
Polaris Industries	1,800	146
PVH	1,900	178
Ross Stores	3,300	213
Royal Caribbean Cruises	26,198	792
Sally Beauty Holdings *	7,900	198
Scripps Networks Interactive, Cl A	6,942	425
Staples	4,100	47
Tempur-Pedic International *	400	12
Tesla Motors * (A)	5,800	170
Thor Industries	3,600	131
Titan International (A)	300	5
Toll Brothers *	6,200	206
True Religion Apparel	200	4
Tupperware Brands	2,400	128
Urban Outfitters *	17,573	660

Description	Shares	Market Value ($ Thousands)

VF	2,570	$410
Whirlpool	2,380	197
WMS Industries *	20,394	334
World Wrestling Entertainment, Cl A	700	6
Wyndham Worldwide	1,300	68

		12,762

Consumer Staples — 6.0%
Archer-Daniels-Midland	2,800	76
Bunge	2,500	168
Coca-Cola Enterprises	15,203	475
ConAgra Foods	6,600	182
Constellation Brands, Cl A *	12,001	388
Energizer Holdings	5,901	440
Herbalife	3,600	171
Hormel Foods	2,600	76
Ingredion	2,700	149
JM Smucker	4,511	389
Kroger	29,777	701
Lorillard	410	48
Mead Johnson Nutrition, Cl A	3,600	264
Molson Coors Brewing, Cl B	9,899	446
Monster Beverage *	3,300	179
SYSCO (A)	15,254	477
Tyson Foods, Cl A	29,817	478
Whole Foods Market	700	68

		5,175

Energy — 7.1%
Cabot Oil & Gas	3,800	171
Cameron International *	8,100	454
Concho Resources *	5,780	548
Continental Resources *	1,700	131
Ensco, Cl A	600	33
EQT	5,365	317
Helmerich & Payne	400	19
Hess	2,500	134
HollyFrontier	800	33
Laredo Petroleum Holdings * (A)	6,000	132
Marathon Oil	4,200	124
Marathon Petroleum	4,000	218
McDermott International *	18,813	230
Murphy Oil	8,287	445
Nabors Industries *	15,376	216
Newfield Exploration *	16,993	532
Oceaneering International	3,100	171
Pioneer Natural Resources (A)	7,654	799
Range Resources	10,572	739
Tesoro	4,900	205
Tidewater	1,200	58
Unit *	2,100	87
Valero Energy	7,700	244
Williams	3,700	129

		6,169

Financials — 15.4%
Allstate	15,123	599
American Capital Agency †	5,600	194
American Financial Group	1,200	45
Ameriprise Financial	9,918	562
Annaly Capital Management † (A)	1,100	19
Assurant	1,300	48

1	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Mid-Cap Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

Axis Capital Holdings	7,400	$258
BOK Financial (A)	3,300	195
Camden Property Trust †	2,300	148
CBRE Group, Cl A * (A)	5,200	96
Chatham Lodging Trust †	1,700	24
CNA Financial	1,000	27
Comerica	13,015	404
CommonWealth †	8,050	117
Corporate Office Properties Trust † (A)	3,200	77
Digital Realty Trust † (A)	7,097	496
Discover Financial Services	2,300	91
East West Bancorp	3,100	66
Endurance Specialty Holdings	6,496	250
Fifth Third Bancorp	52,122	808
Forestar Group *	200	3
Franklin Street Properties †	3,300	37
General Growth Properties †	7,800	152
Genworth Financial, Cl A *	13,700	72
HCP †	1,600	71
Hospitality Properties Trust †	5,600	133
Host Hotels & Resorts † (A)	38,337	615
Huntington Bancshares	23,900	165
Inland Real Estate † (A)	5,800	48
Invesco	3,800	95
Jefferies Group	1,100	15
Jones Lang LaSalle	1,760	134
Keycorp	21,500	188
Liberty Property Trust † (A)	14,890	540
M&T Bank	2,400	228
Moody’s (A)	8,800	389
NASDAQ OMX Group	4,600	107
Nelnet, Cl A	1,000	24
PartnerRe	6,793	505
Piedmont Office Realty Trust, Cl A †	6,600	114
ProAssurance	800	72
ProLogis †	8,077	283
Raymond James Financial (A)	3,600	132
Regions Financial	24,000	173
Reinsurance Group of America, Cl A	9,346	541
Resource Capital † (A)	2,100	12
RLJ Lodging Trust †	1,600	30
Signature Bank NY *	3,200	215
SLM	11,700	184
SunTrust Banks	19,840	561
T. Rowe Price Group	8,900	564
TCF Financial (A)	26,210	313
Unum Group (A)	31,888	613
Vornado Realty Trust †	2,335	189
Willis Group Holdings	12,210	451
Winthrop Realty Trust †	2,800	30
XL Group, Cl A	7,600	183
Zions Bancorporation (A)	26,015	537

		13,242

Health Care — 11.1%
Aetna	1,200	47
Agilent Technologies	12,700	488
Alexion Pharmaceuticals *	3,770	431
AmerisourceBergen	8,080	313

Description	Shares	Market Value ($ Thousands)

Boston Scientific *	9,300	$53
Brookdale Senior Living, Cl A *	13,100	304
Bruker BioSciences *	15,300	200
C.R. Bard	1,700	178
CareFusion *	21,154	601
Charles River Laboratories International *	900	36
Cigna	4,400	208
DaVita *	2,200	228
Endo Pharmaceuticals Holdings *	3,300	105
Health Net *	5,700	128
HealthSouth *	13,565	326
Hill-Rom Holdings	3,900	113
Hologic *	1,800	36
Humana	6,950	488
Illumina * (A)	4,100	198
Intuitive Surgical *	280	139
Life Technologies *	3,900	191
MEDNAX *	7,167	534
Mettler Toledo International *	530	90
Mylan Laboratories *	500	12
Myriad Genetics *	2,900	78
Onyx Pharmaceuticals *	2,600	220
Patterson	9,436	323
PerkinElmer	3,700	109
Perrigo (A)	3,420	397
Quest Diagnostics	7,782	494
Regeneron Pharmaceuticals *	1,400	214
Sirona Dental Systems *	4,000	228
St. Jude Medical	4,500	190
Thermo Fisher Scientific	900	53
Thoratec *	9,100	315
United Therapeutics *	3,100	173
Universal Health Services, Cl B	3,200	146
Valeant Pharmaceuticals International *	5,800	321
Vertex Pharmaceuticals *	4,700	263
Warner Chilcott, Cl A	1,800	24
Watson Pharmaceuticals *	6,500	553

		9,548

Industrials — 14.1%
Aecom Technology *	600	13
AGCO *	3,400	161
Air Lease, Cl A * (A)	12,700	259
Alliant Techsystems	2,400	120
Armstrong World Industries	3,900	181
Babcock & Wilcox *	5,200	132
Canadian Pacific Railway	2,500	207
Carlisle	8,100	420
Chicago Bridge & Iron	2,800	106
Cintas (A)	11,261	467
Cooper Industries, Cl A	6,100	458
Copart *	2,900	81
Cummins	2,560	236
Delta Air Lines *	13,900	127
Donaldson (A)	2,600	90
Dover	10,460	622
DXP Enterprises *	600	29
Equifax	3,400	158
Flowserve	3,467	443
Fluor	14,673	826

2	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Mid-Cap Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

Fortune Brands Home & Security *	12,400	$335
Harsco	400	8
Hubbell, Cl B	1,050	85
Huntington Ingalls Industries *	3,100	130
Ingersoll-Rand	1,200	54
JB Hunt Transport Services	7,600	396
KBR	5,100	152
L-3 Communications Holdings	2,280	164
Landstar System	200	10
Lennox International	2,700	130
Lincoln Electric Holdings	1,300	51
MSC Industrial Direct, Cl A	4,600	310
Nielsen Holdings *	7,600	228
Norfolk Southern	400	25
Northrop Grumman	200	13
Oshkosh Truck *	5,900	162
Pall	7,500	476
Parker Hannifin	740	62
Republic Services	21,279	585
Rockwell Automation	2,880	200
Roper Industries	1,570	173
Spirit Aerosystems Holdings, Cl A *	15,510	345
Stanley Black & Decker	7,285	555
Stericycle * (A)	4,200	380
Teleflex	6,562	452
Timken	3,000	111
Toro	1,200	48
Towers Watson, Cl A	7,293	387
TransDigm Group *	2,500	355
United Continental Holdings *	400	8
URS	3,400	120
Valmont Industries	80	11
Wabtec	2,700	217
WW Grainger	1,280	267

		12,141

Information Technology — 15.6%
Activision Blizzard	8,900	100
Adobe Systems *	13,823	449
Akamai Technologies *	4,000	153
Alliance Data Systems * (A)	4,270	606
Amphenol, Cl A	4,500	265
Analog Devices	10,081	395
AOL *	200	7
Arrow Electronics *	2,600	88
Aruba Networks * (A)	9,500	214
Autodesk *	3,500	117
Avago Technologies	16,500	575
Avnet *	4,700	137
BMC Software *	200	8
Brocade Communications Systems *	4,100	24
CA	6,900	178
Citrix Systems *	7,550	578
CoreLogic *	5,200	138
Diebold	11,050	373
Dolby Laboratories, Cl A *	1,900	62
F5 Networks *	4,660	488
Factset Research Systems (A)	3,000	289

Description	Shares	Market Value ($ Thousands)

Fidelity National Information
Services	17,091	$534
Fiserv *	2,000	148
FleetCor Technologies *	7,200	322
Fortinet *	9,100	220
IAC	3,100	162
Ingram Micro, Cl A *	4,500	68
Inphi *	800	9
Intuit	3,500	206
Juniper Networks *	23,176	396
Kla-Tencor	6,700	320
Kulicke & Soffa Industries *	700	7
Lender Processing Services	3,600	100
LinkedIn, Cl A * (A)	1,720	207
LSI Logic *	20,800	144
Marvell Technology Group	2,900	27
Maxim Integrated Products	3,400	90
Microchip Technology (A)	8,700	285
Micros Systems *	4,000	197
Molex (A)	13,584	357
NetApp *	100	3
Nuance Communications * (A)	14,200	353
Nvidia *	11,500	153
OpenTable * (A)	5,400	225
Palo Alto Networks *	1,100	68
Rackspace Hosting *	4,000	264
Red Hat *	7,300	416
SAIC (A)	5,200	63
Silicon Laboratories *	800	29
SolarWinds *	4,700	262
Splunk * (A)	4,600	169
Symantec *	43,021	774
Synopsys *	21,776	719
Tech Data *	1,000	45
TIBCO Software *	8,100	245
Total System Services	500	12
Vishay Intertechnology * (A)	25,738	253
Xerox	4,500	33
Xilinx	8,800	294

		13,423

Materials — 7.0%
Alcoa (A)	17,700	157
Allegheny Technologies	19,430	620
Celanese, Ser A	2,800	106
CF Industries Holdings	1,120	249
Cliffs Natural Resources	1,400	55
Coeur d’Alene Mines *	200	6
Commercial Metals	2,900	38
Compass Minerals International	4,990	372
Domtar	1,000	78
Eagle Materials	100	5
Eastman Chemical	2,980	170
FMC	7,500	415
Greif, Cl A	10,923	482
Huntsman	22,436	335
Nucor	10,277	393
Owens-Illinois *	30,258	568
Packaging Corp of America	14,815	538
PPG Industries	2,400	276
Reliance Steel & Aluminum	2,700	141
Sherwin-Williams	5,620	837

3	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Mid-Cap Fund

September 30, 2012

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Walter Energy	500	$16
WR Grace *	3,800	224

		6,081

Telecommunication Services — 0.0%
MetroPCS Communications *	1,800	21
Sprint Nextel *	800	5

		26

Utilities — 5.2%
AES	13,500	148
AGL Resources	14,054	575
Alliant Energy	1,800	78
Ameren	2,300	75
American Water Works	3,200	119
Calpine *	700	12
DTE Energy	200	12
Edison International	7,725	353
El Paso Electric	500	17
Entergy	2,550	177
Great Plains Energy	30,036	669
NV Energy	6,100	110
OGE Energy	1,000	55
Portland General Electric	10,556	285
PPL	7,000	203
Public Service Enterprise Group	2,600	84
SCANA (A)	9,896	478
TECO Energy (A)	26,011	461
UGI	3,900	124
Xcel Energy	14,903	413

		4,448

Total Common Stock (Cost $78,968) ($ Thousands)		83,015

AFFILIATED PARTNERSHIP — 12.1%
SEI Liquidity Fund, L.P.
0.150%**†† (B)	10,756,000	10,422

Total Affiliated Partnership (Cost $10,756) ($ Thousands)		10,422

CASH EQUIVALENT — 4.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.070%**††	3,610,879	3,611

Total Cash Equivalent (Cost $3,611) ($ Thousands)		3,611

U.S. TREASURY OBLIGATIONS (C) (D) — 0.1%
U.S. Treasury Bills
0.130%, 02/07/2013	$51	51
0.085%, 01/31/2013	42	42
0.070%, 11/15/2012	29	29

Total U.S. Treasury Obligations (Cost $122) ($ Thousands)		122

Total Investments — 112.7% (Cost $93,457) ($ Thousands)		$97,170

A list of the open futures contracts held by the Fund at September 30, 2012, is as follows:

Type of Contract	Number Of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P Mid 400 Index E-MINI	24	Dec-2012	$(43)

For the year ended September 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $86,207 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2012.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.
(A)	This security or a partial position of this security is on loan at September 30, 2012. The total market value of securities on loan at September 30, 2012 was $10,469 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of September 30, 2012 was $10,422 ($Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at the time of purchase.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

Ser — Series

The following is a summary of the inputs used as of September 30, 2012, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$83,015	$—	$—	$83,015
Affiliated Partnership	—	10,422	—	10,422
Cash Equivalent	3,611	—	—	3,611
U.S. Treasury Obligations	—	122	—	122

Total Investments in Securities	$86,626	$10,544	$—	$97,170

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(43)	$—	$—	$(43)

Total Other Financial Instruments	$(43)	$—	$—	$(43)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the year ended September 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

4	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

U.S. Managed Volatility Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.1%

Consumer Discretionary — 8.2%
Aaron’s	71,772	$1,996
Advance Auto Parts	14,911	1,020
Autozone *	9,992	3,694
Best Buy	34,200	588
Big Lots *	28,000	828
Choice Hotels International	47,900	1,532
Cinemark Holdings	36,700	823
DIRECTV *	122,100	6,405
Discovery Communications, Cl A *	23,900	1,425
Dollar General *	38,996	2,010
Dollar Tree *	65,954	3,184
Expedia	34,186	1,977
Family Dollar Stores	2,481	164
GameStop, Cl A	59,100	1,241
Garmin	6,917	289
H&R Block	226,700	3,929
Kohl’s	49,600	2,541
Panera Bread, Cl A *	11,400	1,948
PetMed Express	61,800	620
PetSmart	9,260	639
priceline.com *	1,108	686
Regal Entertainment Group, Cl A	47,100	663
Scripps Networks Interactive, Cl A	24,000	1,470
Shaw Communications, Cl B	87,100	1,786
Target	74,100	4,703
Time Warner Cable, Cl A	33,400	3,175
Viacom, Cl B	26,249	1,407
Washington Post, Cl B	3,100	1,125

		51,868

Consumer Staples — 19.8%
Altria Group	133,594	4,461
Archer-Daniels-Midland	104,190	2,832
Brown-Forman, Cl B	54,813	3,577
Campbell Soup	19,712	686
Church & Dwight	92,346	4,986
Clorox	62,956	4,536
Coca-Cola Enterprises	152,575	4,771
ConAgra Foods	163,129	4,501
CVS Caremark	82,600	4,000
Dr Pepper Snapple Group	59,656	2,656
Flowers Foods	78,800	1,590
Fresh Del Monte Produce	60,600	1,551
General Mills	49,515	1,973
Harris Teeter Supermarkets	21,700	843
Hershey	88,765	6,293
HJ Heinz	14,842	830
Hormel Foods	287,671	8,412
Ingredion	974	54
Kellogg	8,773	453
Kimberly-Clark	117,270	10,059
Kroger	153,400	3,611
Lorillard	47,724	5,557
McCormick	49,144	3,049
Metro, Cl A	23,000	1,365
Molson Coors Brewing, Cl B	76,000	3,424
Monster Beverage *	68,088	3,688
Philip Morris International	51,359	4,619

Description	Shares	Market Value ($ Thousands)

Ralcorp Holdings *	16,700	$1,219
Reynolds American	194,967	8,450
Safeway	155,988	2,510
SYSCO	122,927	3,844
TreeHouse Foods *	29,100	1,528
Tyson Foods, Cl A	117,633	1,884
Universal	31,000	1,579
Walgreen	115,700	4,216
Wal-Mart Stores	80,900	5,970

		125,577

Energy — 3.2%
Chevron	62,200	7,250
ConocoPhillips	43,700	2,499
Diamond Offshore Drilling	12,500	823
Exxon Mobil	85,700	7,837
Imperial Oil	36,700	1,689

		20,098

Financials — 11.7%
Alleghany *	1,848	637
Allied World Assurance Holdings	59,396	4,588
American Campus Communities †	40,400	1,773
American Capital Agency †	16,625	575
Arch Capital Group *	102,073	4,254
BOK Financial	17,200	1,017
Brown & Brown	43,900	1,145
Capitol Federal Financial	58,177	696
Chubb	52,400	3,997
Commerce Bancshares	44,802	1,807
Endurance Specialty Holdings	35,500	1,367
Equity Lifestyle Properties †	23,600	1,608
Erie Indemnity, Cl A	6,600	424
Everest Re Group	54,475	5,827
First Citizens BancShares, Cl A	4,293	699
First Niagara Financial Group	55,100	446
Genworth MI Canada	40,500	859
Hatteras Financial †	3,917	110
HCC Insurance Holdings	15,200	515
Health Care †	9,600	554
Mercury General	7,245	280
MFA Financial †	220,700	1,876
Mid-America Apartment Communities †	9,400	614
NASDAQ OMX Group	21,300	496
National Bank of Canada	38,000	2,873
New York Community Bancorp	51,704	732
PartnerRe	74,061	5,501
PennyMac Mortgage Investment Trust †	89,100	2,082
People’s United Financial	137,994	1,675
Piedmont Office Realty Trust, Cl A †	105,900	1,836
Prosperity Bancshares	24,500	1,044
Realty Income †	44,000	1,799
RenaissanceRe Holdings	35,419	2,729
Senior Housing Properties Trust †	34,600	754
Signature Bank NY *	26,800	1,798
Tanger Factory Outlet Centers †	54,200	1,752
TFS Financial *	182,600	1,656
Tower Group	47,500	921
Travelers	55,300	3,775
Two Harbors Investment †	95,700	1,125

1	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

U.S. Managed Volatility Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

Validus Holdings	102,900	$3,489
Washington Federal	27,974	466
Washington Real Estate Investment Trust †	12,400	333
White Mountains Insurance Group	3,642	1,870

		74,374

Health Care — 19.9%
Abbott Laboratories	163,832	11,232
Aetna	57,900	2,293
Alexion Pharmaceuticals *	24,051	2,751
AmerisourceBergen	168,043	6,505
Amgen	125,820	10,609
AstraZeneca ADR	56,700	2,714
Baxter International	52,700	3,176
Becton Dickinson	53,064	4,169
Biogen Idec *	4,723	705
Cardinal Health	172,226	6,712
Catamaran *	34,521	3,382
Celgene *	16,700	1,276
Cooper	6,600	623
Edwards Lifesciences *	5,600	601
Eli Lilly	145,088	6,879
Endo Pharmaceuticals Holdings *	74,400	2,360
Gilead Sciences *	38,300	2,541
Henry Schein *	21,308	1,689
Humana	18,500	1,298
Johnson & Johnson	86,100	5,933
LifePoint Hospitals *	32,800	1,403
Magellan Health Services *	27,800	1,435
McKesson	96,414	8,295
Medtronic	52,100	2,246
Merck	189,600	8,551
Owens & Minor	23,200	693
Patterson	47,700	1,633
Pfizer	286,400	7,117
Techne	72,783	5,236
United Therapeutics *	86,600	4,839
UnitedHealth Group	58,500	3,241
WellPoint	28,500	1,653
Zimmer Holdings	44,700	3,023

		126,813

Industrials — 4.9%
Alliant Techsystems	11,500	576
C.H. Robinson Worldwide	30,100	1,762
Clarcor	16,300	728
Copa Holdings, Cl A	10,622	863
Covanta Holding	27,800	477
FTI Consulting *	32,000	854
General Dynamics	24,100	1,594
L-3 Communications Holdings	68,400	4,905
Landstar System	33,500	1,584
Lockheed Martin	44,824	4,186
Northrop Grumman	41,600	2,763
Raytheon	90,000	5,144
Rollins	72,500	1,696
Verisk Analytics, Cl A *	41,803	1,990
Waste Connections	36,474	1,103
Watsco	15,200	1,152

		31,377

Description	Shares	Market Value ($ Thousands)

Information Technology — 8.6%
Activision Blizzard	275,600	$3,109
Amdocs	169,941	5,606
AOL *	55,072	1,941
CACI International, Cl A *	20,600	1,067
CGI Group, Cl A *	47,400	1,273
Cisco Systems	100,200	1,913
Dell	72,600	716
FleetCor Technologies *	13,964	626
Flir Systems	76,600	1,530
Harris	88,700	4,543
Hewlett-Packard	76,800	1,310
IAC	88,881	4,627
Ingram Micro, Cl A *	102,500	1,561
Intel	153,300	3,477
International Business Machines	31,164	6,465
Jack Henry & Associates	11,900	451
Maxim Integrated Products	34,000	905
Microsoft	172,900	5,149
SAIC	323,000	3,889
Tech Data *	46,820	2,121
Total System Services	74,400	1,763
VeriSign *	1,173	57
Zebra Technologies, Cl A *	15,800	593

		54,692

Materials — 2.5%
Aptargroup	21,500	1,112
Ball	33,400	1,413
Barrick Gold	30,100	1,257
Bemis	15,500	488
Compass Minerals International	25,200	1,879
Greif, Cl A	13,200	583
Newmont Mining	28,708	1,608
Packaging Corp of America	21,400	777
Royal Gold	42,483	4,242
Silgan Holdings	39,100	1,701
Sonoco Products	26,000	806

		15,866

Telecommunication Services — 3.5%
AT&T	216,200	8,151
BCE	58,200	2,558
CenturyTel	449	18
NTT DoCoMo ADR	89,100	1,440
Rogers Communications, Cl B	53,200	2,152
SBA Communications, Cl A *	7,400	465
SK Telecom ADR	191,000	2,777
Verizon Communications	40,500	1,846
Vodafone Group ADR	99,900	2,847

		22,254

Utilities — 13.8%
AGL Resources	22,900	937
Alliant Energy	36,800	1,597
Ameren	71,700	2,342
American Electric Power	109,000	4,790
American Water Works	139,085	5,154
Atmos Energy	88,600	3,171
Avista	49,700	1,279
CMS Energy	28,746	677
Consolidated Edison	98,029	5,871

2	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

U.S. Managed Volatility Fund

September 30, 2012

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

DTE Energy	130,401	$7,816
Edison International	38,100	1,741
El Paso Electric	48,900	1,675
Entergy	53,869	3,733
Great Plains Energy	76,100	1,694
Hawaiian Electric Industries	96,254	2,532
Idacorp	35,100	1,519
Integrys Energy Group	10,367	541
ITC Holdings	5,798	438
NextEra Energy	13,867	975
Northeast Utilities	13,599	520
OGE Energy	20,800	1,154
PG&E	119,700	5,108
Piedmont Natural Gas	47,900	1,556
Pinnacle West Capital	32,026	1,691
Portland General Electric	111,200	3,007
PPL	129,300	3,756
Public Service Enterprise Group	113,200	3,643
SCANA	66,240	3,197
Sempra Energy	11,700	755
Southern	96,079	4,428
TECO Energy	25,900	459
UGI	42,570	1,351
Vectren	107,332	3,070
WGL Holdings	35,800	1,441
Wisconsin Energy	114,466	4,311

		87,929

Total Common Stock (Cost $522,845) ($ Thousands)		610,848

CASH EQUIVALENT — 3.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.070% **††	22,070,289	22,070

Total Cash Equivalent (Cost $22,070) ($ Thousands)		22,070

U.S. TREASURY OBLIGATIONS (A) (B) — 0.2%
U.S. Treasury Bills
0.130%, 02/07/13	$1,500	1,500

Total U.S. Treasury Obligations (Cost $1,500) ($ Thousands)		1,500

Total Investments — 99.8% (Cost $546,415) ($ Thousands)		$634,418

A list of the open futures contracts held by the Fund at September 30, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index E-MINI	273	Dec-2012	$(62)

For the year ended September 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $636,007 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2012.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	Security, or portion thereof has been pledged as collateral on open futures contracts.

(B)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

NY — New York

S&P — Standard & Poor’s

The following is a summary of the inputs used as of September 30, 2012, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$610,848	$—	$—	$610,848
Cash Equivalent	22,070	—	—	22,070
U.S. Treasury Obligations	—	1,500	—	1,500

Total Investments in Securities	$632,918	$1,500	$—	$634,418

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(62)	$—	$—	$(62)

Total Other Financial Instruments	$(62)	$—	$—	$(62)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the year ended September 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

3	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Global Managed Volatility Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 88.3%

Australia — 6.1%
AGL Energy	280,185	$4,362
Amcor	368,053	2,970
ARB	81,594	828
CFS Retail Property Trust Group †	1,249,278	2,507
Coca-Cola Amatil	203,306	2,867
CSL	252,506	12,079
DuluxGroup	27,003	93
Goodman Group †	98,905	407
GPT Group †	298,759	1,056
Hansen Technologies	41,039	37
McPherson’s	16,139	31
Metcash	1,037,335	3,819
Mirvac Group, †	504,951	751
SP AusNet, Cl Miscellaneous	2,523,867	2,743
Stockland †	655,093	2,276
Tabcorp Holdings	980,157	2,813
Tatts Group	1,263,290	3,560
Telstra	1,046,325	4,265
Troy Resources *	56,889	293
Washington H Soul Pattinson	7,318	101
Wesfarmers	142,230	5,067
Westfield Retail Trust †	273,536	822
Woolworths	101,754	3,043

		56,790

Austria — 0.1%
Oesterreichische Post	27,131	972

Belgium — 0.9%
Belgacom	162,077	4,952
Colruyt	17,555	765
Delhaize Group	17,127	662
Mobistar	49,731	1,571

		7,950

Bermuda — 0.0%
Hiscox	27,102	213

Canada — 11.6%
Aimia *	21,161	317
Alimentation Couche Tard, Cl B	77,416	3,555
Atco, Cl I	1,700	133
Barrick Gold	49,483	2,066
BCE	187,115	8,222
Bell Aliant	212,795	5,902
Brookfield Office Properties	33,520	557
Canadian National Railway	16,999	1,503
Canadian Tire, Cl A	88,780	6,385
Canadian Utilities, Cl A	20,108	1,404
Cash Store Financial Services	5,200	30
Centerra Gold	4,250	53
CGI Group, Cl A *	41,898	1,124
CML HealthCare	62,860	568
Cogeco Cable	1,900	72
Constellation Software	3,300	348
Empire, Cl A	75,950	4,568
Fairfax Financial Holdings	3,644	1,406
Franco-Nevada	585	35
Genworth MI Canada	7,774	165

Description	Shares	Market Value ($ Thousands)

George Weston	52,518	$3,376
H&R Real Estate Investment Trust †	39,100	1,001
IGM Financial	2,073	81
Intact Financial, Cl Common Subscription Recei	6,012	366
Jean Coutu Group PJC, Cl A	72,500	1,048
K-Bro Linen	4,265	125
Loblaw	35,300	1,225
Manitoba Telecom Services	154,974	5,316
Maple Leaf Foods	9,500	107
Metro, Cl A	144,032	8,549
Morguard Real Estate Investment Trust †	10,800	196
National Bank of Canada	62,069	4,693
North West	51,804	1,172
Paladin Labs *	1,100	51
Premium Brands Holdings	4,500	82
Quebecor, Cl B	8,200	273
RioCan Real Estate Investment Trust, Cl Trust Unit †	128,934	3,626
Rogers Communications, Cl B	205,782	8,324
Rogers Sugar	27,052	179
Saputo	138,139	5,931
Sears Canada *	4,500	50
Shaw Communications, Cl B	12,438	254
Shoppers Drug Mart	36,800	1,531
TELUS, Cl A	78,600	4,913
Tim Hortons	77,547	4,032
TMX Group *	84,267	4,306
TransAlta	86,639	1,325
TransCanada	75,664	3,440
Valener	33,226	541
Yamana Gold	181,076	3,456

		107,982

Cayman Islands — 0.2%
Fresh Del Monte Produce	7,453	191
Home Loan Servicing Solutions	119,030	1,936

		2,127

Denmark — 2.6%
Coloplast, Cl B	39,168	8,166
H Lundbeck	58,340	1,085
Novo Nordisk, Cl B	53,950	8,533
Royal UNIBREW	2,837	218
TDC	762,507	5,561

		23,563

Finland — 1.0%
Elisa	196,759	4,452
Olvi, Cl A	1,700	40
Orion, Cl B	227,576	4,875

		9,367

France — 0.5%
Boiron	6,078	185
Bonduelle S.C.A.	1,532	132
Canal +	13,049	81
Medica	5,296	92
Sartorius Stedim Biotech	1,980	178
Societe BIC	27,284	3,300
Tessi	1,012	97
Vilmorin & Cie	5,040	607

1	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Global Managed Volatility Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

Virbac	553	$96

		4,768

Germany — 0.6%
Carl Zeiss Meditec	36,129	926
Constantin Medien *	14,561	27
Freenet	45,340	741
Fresenius	2,550	296
Hornbach Holding	311	21
Sto	367	51
Suedzucker	101,039	3,581

		5,643

Guernsey — 0.1%
Amdocs	32,225	1,063

Hong Kong — 2.6%
Cheung Kong Infrastructure
Holdings	50,000	303
CLP Holdings	917,000	7,794
HKT Trust	29,478	25
Link †	1,574,500	7,463
Power Assets Holdings	929,000	7,890
Prosperity † *	738,000	207
Skyfame Realty Holdings *	1,312,000	122
Sunlight Real Estate Investment Trust †	322,000	128
Transport International Holdings	14,000	28

		23,960

Ireland — 0.2%
James Hardie Industries	160,248	1,450
Kerry Group, Cl A	4,655	238

		1,688

Israel — 1.0%
Check Point Software
Technologies *	86,593	4,170
El Al Israel Airlines * (A)	65,866	7
Formula Systems 1985 * (A)	3,851	62
Hot Telecommunication System (A)	3,602	34
Orbotech *	7,977	68
Osem Investments (A)	15,360	212
Radware *	10,408	375
Silicom *	10,545	165
Teva Pharmaceutical Industries (A)	108,703	4,481

		9,574

Italy — 0.4%
CSP International Fashion Group	1,207	2
Recordati	67,630	481
Reply	1,356	32
Snam Rete Gas	702,554	3,118

		3,633

Japan — 16.8%
Ai Holdings	15,700	102
Ajis	1,300	19
Alfresa Holdings	29,900	1,482
Alpen	7,500	142
Artnature	3,900	61
Asahi Group Holdings	80,600	1,993

Description	Shares	Market Value ($ Thousands)

Asahi Net	9,000	$46
Astellas Pharma	76,200	3,883
Autobacs Seven	25,600	1,163
Avex Group Holdings	18,100	374
Benefit One	79	77
Benesse	11,400	554
BML	2,800	74
Can Do	140	189
Central Japan Railway	58,200	5,132
Chiyoda	15,000	413
Coca-Cola Central Japan	41,636	540
Coca-Cola West	7,400	123
Cocokara fine	2,800	98
Daihatsu Motor	30,000	502
Dainichi	5,100	51
Daito Trust Construction	49,700	5,015
DCM Holdings	12,400	83
Doutor Nichires Holdings	10,700	135
Dydo Drinco	10,500	479
Electric Power Development	86,000	2,271
FamilyMart	58,400	2,882
Fancl	54,200	640
Fuji Oil	95,400	1,335
Geo	81	93
Gree	8,100	149
Hachijuni Bank	77,000	428
Hakuhodo DY Holdings	20,670	1,397
Haruyama Trading	2,000	10
Heiwado	7,000	102
Hiday Hidaka	3,720	61
House Foods	13,400	228
Idemitsu Kosan	25,700	2,114
Infocom	195	215
Ito En	54,700	1,096
Itochu Techno-Solutions	10,000	522
Itochu-Shokuhin	3,900	146
Japan Prime Realty Investment, Cl A †	286	865
Japan Retail Fund Investment, Cl A †	691	1,239
Japan Tobacco	82,400	2,480
J-Oil Mills	56,000	156
Jupiter Telecommunications	197	201
Kaken Pharmaceutical	36,000	540
Kamigumi	178,000	1,478
Kao	332,700	9,835
Kasumi	16,300	109
Kato Sangyo	4,100	79
KDDI	22,200	1,729
Kewpie	306,600	5,147
Kissei Pharmaceutical	25,300	453
Kobayashi Pharmaceutical	68,300	3,656
Kokuyo	19,000	155
Komatsu Seiren	5,000	24
Kose	101,000	2,362
KYORIN Holdings	31,000	765
Lawson	63,300	4,882
Lion	611,400	3,576
Mandom	21,500	565
Marudai Food	82,000	305
Maruzen Showa Unyu	7,000	23
Matsumotokiyoshi Holdings	9,400	233

2	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Global Managed Volatility Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

Matsuya Foods	16,600	$312
Maxvalu Tokai	3,300	48
McDonald’s Holdings Japan	190,500	5,443
Medipal Holdings	34,600	478
Megmilk Snow Brand	5,700	101
Mikuni Coca-Cola Bottling	19,700	173
Ministop	31,900	533
Miraca Holdings	83,200	3,748
Mitsubishi Shokuhin	3,000	79
Mochida Pharmaceutical	18,000	224
Morinaga Milk Industry	83,025	284
Namco Bandai Holdings	291,200	4,948
NEC Mobiling	1,700	67
Nichii Gakkan	10,200	98
Nichireki	5,000	26
Nihon Shokuhin Kako	2,000	8
Nippon Express	31,000	118
Nippon Telegraph & Telephone	65,600	3,137
Nissin Food Products	2,500	98
Nitori Holdings	11,150	1,039
Noevir Holdings	4,800	69
Nomura Real Estate Office Fund, Cl A †	53	333
NTT DOCOMO	3,701	6,023
Ohsho Food Service	3,400	84
Ono Pharmaceutical	5,500	340
Oracle Japan	43,200	2,235
Oriental Land	3,200	423
Osaka Gas	1,560,000	6,897
Otsuka Holdings	248,500	7,730
Plenus	22,300	388
Pola Orbis Holdings	24,000	759
Rinnai	8,500	636
Rock Field	3,300	63
San-A, Cl A	1,400	56
Santen Pharmaceutical	31,000	1,430
Secom	500	26
Sekisui Chemical	273,000	2,207
Seven Bank	810,900	2,481
Shimachu	46,500	974
Shimamura	6,100	713
Shizuoka Bank	393,000	4,036
Shizuoka Gas	46,500	342
St. Marc Holdings	2,600	98
Sugi Holdings	44,200	1,557
Suzuken	106,500	3,552
Taisei	310,000	892
Tecmo Koei Holdings	12,100	100
Toho Gas	238,000	1,588
Toho Holdings	10,100	207
Tokai	9,200	237
TonenGeneral Sekiyu	261,000	2,271
Torii Pharmaceutical	3,200	70
Toyo Suisan Kaisha	32,000	803
Tsuruha Holdings	1,300	97
USS	4,370	464
Valor	3,800	63
West Japan Railway	2,800	120
Yamato Holdings	96,900	1,539
Yamazaki Baking	449,000	6,031
Yellow Hat	8,400	117

		156,289

Description	Shares	Market Value ($ Thousands)

Luxembourg — 0.1%
Millicom International Cellular	6,558	$610

Netherlands — 0.9%
Koninklijke Ahold	172,348	2,161
Royal Dutch Shell, Cl A	119,989	4,153
Unilever	51,171	1,812

		8,126

New Zealand — 0.6%
Auckland International Airport	286,477	624
Chorus	293,122	792
Contact Energy *	30,229	133
Port of Tauranga	37,108	391
Restaurant Brands New Zealand	21,157	40
Sky City Entertainment Group	175,649	551
Sky Network Television	12,841	54
Telecom Corp of New Zealand	1,342,061	2,653
Trade Me *	46,016	153

		5,391

Portugal — 0.2%
EDP - Energias de Portugal	496,511	1,368
Portucel Empresa Produtora de Pasta e Papel	122,445	327
Semapa-Sociedade de Investimento e Gestao	25,343	163

		1,858

Singapore — 1.0%
Ascendas Real Estate Investment Trust †	1,560,000	3,065
ComfortDelGro	593,000	829
Metro Holdings	130,000	86
MobileOne	274,000	614
Singapore Telecommunications	302,000	788
StarHub	1,287,000	3,903
UOL Group	72,000	336

		9,621

Spain — 0.9%
Ebro Foods	134,529	2,368
Enagas	34,530	682
Viscofan	106,651	4,887

		7,937

Sweden — 0.9%
AarhusKarlshamn	5,288	201
Acando	48,859	114
Axfood	95,020	3,578
Industrial & Financial Systems, Cl B	2,550	43
Loomis, Cl B	5,690	81
Swedish Match	111,935	4,534

		8,551

Switzerland — 2.3%
Allreal Holding	8,143	1,196
Banque Cantonale Vaudoise	190	99
Basler Kantonalbank	949	104
Bell	46	98
Emmi	1,224	269
Flughafen Zuerich	947	389
Galenica	848	503

3	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Global Managed Volatility Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

Implenia	691	$28
Intershop Holdings	392	136
Lindt & Spruengli	8	289
Mobilezone Holding	28,743	303
Nestle	78,033	4,924
Orior	660	33
PSP Swiss Property	22,302	2,028
Roche Holding	5,142	961
Siegfried Holding	3,893	476
Swiss Prime Site	22,055	1,823
Swisscom	16,199	6,516
Valiant Holding	8,151	709
Vetropack Holding	17	30

		20,914

United Kingdom — 9.4%
Associated British Foods	242,282	5,043
AstraZeneca	216,083	10,311
British American Tobacco	27,298	1,401
British Sky Broadcasting Group	71,418	858
Centrica	1,724,583	9,129
Cranswick	47,904	609
Devro	143,658	761
Dignity *	16,560	244
Drax Group	44,959	368
Fidessa Group	5,588	133
Gem Diamonds *	23,450	66
Genus	9,102	222
GlaxoSmithKline	33,924	782
Greggs	230,091	1,865
Imperial Tobacco Group	151,321	5,601
J Sainsbury	453,653	2,546
JD Sports Fashion	2,922	33
John Menzies	9,041	94
LSL Property Services	9,779	33
National Grid	767,844	8,469
Pennon Group	103,583	1,209
Reckitt Benckiser Group	86,581	4,984
Royal Dutch Shell, Cl A	94,318	3,262
Shire	43,183	1,265
SSE	206,898	4,651
Synergy Health	46,324	688
Tate & Lyle	58,253	626
Telecom Plus	7,780	106
Unilever	146,354	5,322
United Utilities Group	310,163	3,586
Vodafone Group	2,089,874	5,931
WM Morrison Supermarkets	1,504,130	6,927

		87,125

United States — 27.3%
Abbott Laboratories	84,621	5,802
Advance Auto Parts	37,718	2,581
AEP Industries *	1,702	103
Altria Group	167,620	5,597
Ameren	141,815	4,633
American Capital Agency †	67,400	2,331
American Electric Power	102,491	4,504
American States Water	39,936	1,774
American Water Works	16,446	610
AmerisourceBergen	69,447	2,688
Amgen	74,867	6,313
Analogic	1,236	97

Description	Shares	Market Value ($ Thousands)

AT&T	127,195	$4,795
Autozone *	16,024	5,924
Avista	8,576	221
Bemis	23,570	742
Biogen Idec *	11,942	1,782
California Water Service Group	8,266	154
Cal-Maine Foods	11,474	516
Campbell Soup	155,293	5,407
Celgene *	9,600	733
Centerpoint Energy	16,258	346
CH Energy Group	11,319	738
Chemed	6,782	470
Chesapeake Utilities	25,527	1,209
Church & Dwight	87,593	4,729
Cleco	5,912	248
Clorox	69,247	4,989
Coca-Cola Bottling Consolidated	1,279	87
Colgate-Palmolive	46,413	4,977
ConAgra Foods	179,731	4,959
Consolidated Edison	81,546	4,884
CSG Systems International *	4,843	109
Dollar Tree *	25,800	1,245
Dr Pepper Snapple Group	37,719	1,680
DTE Energy	78,354	4,697
EarthLink	42,405	302
El Paso Electric	46,975	1,609
Eli Lilly	126,985	6,020
Entergy	8,266	573
ePlus *	1,500	59
GameStop, Cl A	98,855	2,076
General Mills	81,731	3,257
Great Plains Energy	26,680	594
Hatteras Financial †	121,479	3,425
Hawaiian Electric Industries	29,943	788
HJ Heinz	87,900	4,918
Hormel Foods	243,880	7,131
ICU Medical *	4,370	264
Investors Real Estate Trust †	33,287	275
JM Smucker	5,717	494
John B Sanfilippo & Son *	7,000	91
Johnson & Johnson	166,806	11,495
Kaiser Federal Financial Group	5,945	90
Kimberly-Clark	129,380	11,098
Kraft Foods, Cl A	96,166	3,976
Kroger	234,412	5,518
Laclede Group	90,870	3,907
Lorillard	46,920	5,464
Magellan Health Services *	17,346	895
Maxygen	22,149	59
Medcath	43,046	59
Merck	79,699	3,594
MGE Energy	2,536	134
Mortgage Investment Trust †	7,740	187
National Beverage *	9,078	138
Northwest Natural Gas	8,661	427
NorthWestern	2,646	96
NV Energy	40,391	727
Oil-Dri Corp of America	3,429	79
Orthofix International *	2,861	128
Papa John’s International *	40,689	2,173
PDL BioPharma	101,440	780
PepsiCo	66,503	4,706

4	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Global Managed Volatility Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

Philip Morris International	49,000	$4,407
Phillips 66	76,538	3,549
Piedmont Office Realty Trust, Cl A †	97,188	1,685
Pinnacle West Capital	94,071	4,967
Portland General Electric	182,787	4,943
PPL	125,894	3,657
Procter & Gamble	71,224	4,940
Public Service Enterprise Group	90,010	2,897
Reading International, Cl A *	16,183	95
Reynolds American	62,730	2,719
Rockville Financial	27,426	336
Safeway	207,900	3,345
Schiff Nutrition International *	5,826	141
Schweitzer-Mauduit International	4,398	145
Select Income REIT †	21,704	534
Seneca Foods, Cl A *	17,446	521
Southern	110,699	5,102
Southside Bancshares	5,793	126
Susser Holdings *	39,129	1,416
Territorial Bancorp	7,233	166
Tim Hortons	6,488	338
Tyson Foods, Cl A	62,926	1,008
United Therapeutics *	24,722	1,381
Universal	62,389	3,177
UNS Energy	42,796	1,791
US Cellular *	9,941	389
USA Mobility	10,605	126
Vector Group	39,740	659
Vectren	88,789	2,539
Verizon Communications	104,351	4,756
Wal-Mart Stores	64,011	4,724
Weis Markets	31,898	1,350
Wisconsin Energy	19,695	742
Xcel Energy	171,466	4,751

		253,702

Total Common Stock (Cost $733,053) ($ Thousands)		819,417

PREFERRED STOCK — 0.0%

Germany — 0.0%
Henkel & KGaA	3,874	308
Total Preferred Stock (Cost $293) ($ Thousands)		308

CASH EQUIVALENT — 5.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.070%** ††	50,318,574	50,319

Total Cash Equivalent (Cost $50,319) ($ Thousands)		50,319

Description	Face Amount ($ Thousands)		Market Value ($ Thousands)

TIME DEPOSITS — 1.0%
Brown Brothers Harriman
2.580%, 10/1/2012	AUD	1,367	$1,367
1.550%, 10/1/2012	NZD	79	79
0.550%, 10/1/2012	NOK	20	20
0.400%, 10/1/2012	SEK	—	—
0.185%, 10/1/2012	CAD	449	449
0.054%, 10/1/2012	GBP	384	384
0.030%, 10/1/2012	USD	4,169	4,169
0.010%, 10/1/2012	JPY	412	412
0.010%, 10/1/2012	SGD	26	26
0.005%, 10/1/2012	CHF	—	—
0.005%, 10/1/2012	HKD	—	—
0.000%, 10/1/2012	DKK	—	—
0.000%, 10/1/2012	EUR	1,763	1,763

Total Time Deposits (Cost $8,669) ($ Thousands)			8,669

U.S. TREASURY OBLIGATIONS (B) (C) — 0.6%
U.S. Treasury Bills
0.109%, 2/7/2013		5,718	5,716

Total U.S. Treasury Obligations (Cost $5,716) ($ Thousands)			5,716

Total Investments — 95.3% (Cost $798,050) ($ Thousands)			$884,429

A list of the open futures contracts held by the Fund at September 30, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	378	Dec-2012	$(320)
FTSE 100 Index	131	Dec-2012	(131)
Hang Seng Index	20	Oct-2012	18
S&P 500 Index E-MINI	736	Dec-2012	39
SPI 200 Index	48	Dec-2012	(18)
Topix Index	93	Dec-2012	81

			$(331)

For the year ended September 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the year.

5	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Global Managed Volatility Fund

September 30, 2012

A list of the open forward foreign currency contracts held by the Fund at September 30, 2012, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
10/30/12	AUD	62,159	USD	64,742	$291
10/30/12	CAD	109,158	USD	111,677	778
10/30/12	CHF	21,111	USD	22,612	130
10/30/12	DKK	145,503	USD	25,300	171
10/30/12	EUR	50,504	USD	65,475	493
10/30/12	GBP	59,651	USD	96,930	626
10/30/12	HKD	191,653	USD	24,719	(2)
10/30/12	JPY	13,433,740	USD	172,490	(264)
10/30/12	NZD	7,310	USD	6,036	(23)
10/30/12	SEK	66,294	USD	10,134	29
10/30/12	SGD	12,310	USD	10,055	17
10/30/12	USD	374	AUD	359	(1)
10/30/12	USD	66	CHF	62	—
10/30/12	USD	48	DKK	276	—
10/30/12	USD	119	EUR	92	(1)
10/30/12	USD	224	GBP	138	(1)
10/30/12	USD	20	HKD	154	—
10/30/12	USD	464	JPY	36,072	—
10/30/12	USD	76	NZD	92	—
10/30/12	USD	122	SEK	800	—
10/30/12	USD	42	SGD	52	—

					$2,243

A list of the counterparties for the open forward foreign currency contracts held by the Fund at September 30, 2012, is as follows:

Counterparty	Settlement Date	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
Brown Brothers Harriman	10/30/12	$(609,478)	$611,721	$2,243

For the year ended September 30, 2012, the total amount of all open forward currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the year.

Percentages are based on Net Assets of $928,461 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2012.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of September 30, 2012 was $4,796 ($ Thousands) and represented 0.52% of Net Assets.

(B)	Security, or portion thereof has been pledged as collateral on open futures contracts.

(C)	The rate reported is the effective yield at the time of purchase.

AUD — Australia Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DJ — Dow Jones

DKK — Denmark Krone

EUR — Euro

FTSE — Financial Times and the London Stock Exchange

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

NZD — New Zealand Dollar

S&P — Standard & Poor’s

SEK — Sweden Krona

SGD — Singapore Dollar

SPI — Swiss Performance Index

USD — United States Dollar

The following is a summary of the inputs used as of September 30, 2012, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$768,341	$51,076	$—	$819,417
Preferred Stock	308	—	—	308
Cash Equivalent	50,319	—	—	50,319
Time Deposits	8,669	—	—	8,669
U.S. Treasury Obligations	—	5,716	—	5,716

Total Investments in Securities	$827,637	$56,792	$—	$884,429

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(331)	$—	$—	$(331)
Forwards*	—	2,243	—	2,243

Total Other Financial Instruments	$(331)	$2,243	$—	$1,912

*	Futures contracts and Forwards are valued at the unrealized appreciation (depreciation) on the instrument.

For the year ended September 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

6	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Tax-Managed Managed Volatility Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.6%

Consumer Discretionary — 6.9%
Aaron’s	36,500	$1,015
Advance Auto Parts	6,200	424
Best Buy	32,800	564
Big Lots *	16,600	491
Canadian Tire, Cl A	20,900	1,503
Choice Hotels International	27,600	883
Cinemark Holdings	22,200	498
Cogeco Cable	10,500	398
DIRECTV *	75,700	3,971
Discovery Communications, Cl A *	13,000	775
DISH Network, Cl A	19,100	585
GameStop, Cl A	30,700	645
Gap	35,400	1,266
H&R Block	121,300	2,102
Hasbro	22,000	840
Kohl’s	35,800	1,834
McDonald’s	29,013	2,662
Panera Bread, Cl A *	7,000	1,196
priceline.com *	1,498	927
Regal Entertainment Group, Cl A	24,600	346
Scripps Networks Interactive, Cl A	15,100	925
Shaw Communications, Cl B	55,500	1,138
Target	44,400	2,818
Time Warner Cable, Cl A	18,400	1,749
Washington Post, Cl B	2,700	980

		30,535

Consumer Staples — 22.9%
Altria Group	99,455	3,321
Archer-Daniels-Midland	38,400	1,044
Brown-Forman, Cl B	42,828	2,794
Campbell Soup	34,308	1,195
Church & Dwight	81,899	4,422
Clorox	14,641	1,055
Coca-Cola	62,500	2,370
Coca-Cola Enterprises	49,400	1,545
Colgate-Palmolive	32,072	3,439
ConAgra Foods	86,200	2,378
Costco Wholesale	38,401	3,845
CVS Caremark	55,100	2,668
Dr Pepper Snapple Group	24,500	1,091
Flowers Foods	60,500	1,221
Fresh Del Monte Produce	36,100	924
General Mills	83,262	3,318
Harris Teeter Supermarkets	15,800	614
Hershey	35,535	2,519
HJ Heinz	25,257	1,413
Hormel Foods	177,198	5,181
JM Smucker	23,738	2,049
Kellogg	22,947	1,186
Kimberly-Clark	85,339	7,320
Kroger	123,364	2,904
Lorillard	45,293	5,274
McCormick	50,703	3,146
Metro, Cl A	16,200	961
Molson Coors Brewing, Cl B	35,200	1,586
Monster Beverage *	16,800	910
PepsiCo	28,696	2,031

Description	Shares	Market Value ($ Thousands)

Philip Morris International	38,511	$3,464
Procter & Gamble	42,541	2,950
Ralcorp Holdings *	16,400	1,197
Reynolds American	115,866	5,022
Safeway	85,700	1,379
Shoppers Drug Mart	21,500	894
TreeHouse Foods *	17,700	929
Tyson Foods, Cl A	52,000	833
Universal	12,100	616
Walgreen	74,500	2,715
Wal-Mart Stores	101,484	7,490

		101,213

Energy — 3.0%
Chevron	39,300	4,581
ConocoPhillips	24,300	1,389
Diamond Offshore Drilling	8,600	566
Exxon Mobil	55,100	5,039
Imperial Oil	23,300	1,073
Phillips 66	12,150	563

		13,211

Financials — 11.6%
Allied World Assurance Holdings	15,100	1,166
American Campus Communities †	23,500	1,031
Arch Capital Group *	49,676	2,070
Brown & Brown	29,300	764
Capitol Federal Financial	268,352	3,209
Chubb	34,200	2,609
Commerce Bancshares	27,600	1,113
Cullen/Frost Bankers	34,636	1,989
Endurance Specialty Holdings	11,000	423
Equity Lifestyle Properties †	17,000	1,158
Erie Indemnity, Cl A	9,500	611
Everest Re Group	18,408	1,969
First Citizens BancShares, Cl A	1,800	293
Genworth MI Canada	23,900	507
Government Properties Income Trust †	33,500	784
Hanover Insurance Group	13,000	484
HCC Insurance Holdings	13,500	458
Health Care †	15,200	878
Maiden Holdings	62,300	554
MFA Financial †	126,200	1,073
Mid-America Apartment Communities †	6,600	431
NASDAQ OMX Group	12,500	291
National Bank of Canada	29,000	2,193
PartnerRe	37,200	2,763
PennyMac Mortgage Investment Trust †	42,403	991
People’s United Financial	132,386	1,607
Piedmont Office Realty Trust, Cl A †	68,500	1,188
Prosperity Bancshares	13,700	584
Realty Income †	28,900	1,182
RenaissanceRe Holdings	56,764	4,373
Senior Housing Properties Trust †	13,600	296
Signature Bank NY *	18,500	1,241
Tanger Factory Outlet Centers †	35,300	1,141
TFS Financial *	199,730	1,812
Tompkins Financial, Cl US	12,200	494
Tower Group	16,700	324

1	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Tax-Managed Managed Volatility Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

Travelers	30,800	$2,102
Two Harbors Investment †	71,700	842
Validus Holdings	53,200	1,804
Washington Real Estate Investment Trust †	16,500	443
White Mountains Insurance Group	3,570	1,833

		51,078

Health Care — 17.5%
Abbott Laboratories	83,406	5,718
Aetna	41,800	1,655
Alexion Pharmaceuticals *	39,911	4,566
AmerisourceBergen	76,437	2,959
Amgen	43,900	3,702
AstraZeneca ADR	53,600	2,565
Baxter International	43,100	2,597
Becton Dickinson	19,500	1,532
Cardinal Health	30,400	1,185
Celgene *	9,900	756
Cooper	4,000	378
Edwards Lifesciences *	3,300	354
Eli Lilly	111,762	5,299
Endo Pharmaceuticals Holdings *	64,200	2,036
Gilead Sciences *	24,600	1,632
Greatbatch *	21,800	530
Health Net *	23,200	522
Humana	11,900	835
Johnson & Johnson	98,977	6,821
LifePoint Hospitals *	21,500	920
Magellan Health Services *	13,600	702
McKesson	35,000	3,011
Medtronic	29,000	1,251
Merck	114,200	5,150
Owens & Minor	12,500	373
Par Pharmaceutical *	2,000	100
Patterson	33,200	1,137
PDL BioPharma	96,900	745
Perrigo	9,270	1,077
Pfizer	169,600	4,215
Quest Diagnostics	13,300	844
St. Jude Medical	24,200	1,020
Techne	38,032	2,736
United Therapeutics *	52,700	2,945
UnitedHealth Group	32,600	1,806
WellPoint	21,900	1,270
Zimmer Holdings	39,300	2,657

		77,601

Industrials — 5.8%
Alliant Techsystems	8,700	436
C.H. Robinson Worldwide	21,500	1,259
Clarcor	11,200	500
Copa Holdings, Cl A	22,794	1,852
Covanta Holding	17,500	300
CSX	42,100	874
Engility Holdings *	3,933	73
FTI Consulting *	19,800	528
General Dynamics	22,900	1,514
L-3 Communications Holdings	43,700	3,134
Landstar System	24,200	1,144
Lockheed Martin	25,000	2,334
Northrop Grumman	23,200	1,541

Description	Shares	Market Value ($ Thousands)

Progressive Waste Solutions	36,000	$741
Raytheon	59,500	3,401
Rollins	47,500	1,111
Stericycle *	28,724	2,600
Union Pacific	2,500	297
Verisk Analytics, Cl A *	24,100	1,147
Watsco	14,200	1,076

		25,862

Information Technology — 9.3%
Activision Blizzard	170,300	1,921
Amdocs	79,600	2,626
Automatic Data Processing	38,461	2,256
BMC Software *	20,200	838
CACI International, Cl A *	11,100	575
CGI Group, Cl A *	27,800	746
Cisco Systems	53,200	1,016
Dell	94,500	932
Diebold	7,300	246
Flir Systems	54,600	1,091
Google, Cl A *	4,258	3,213
Harris	60,700	3,109
Hewlett-Packard	49,700	848
IAC	72,920	3,796
Ingram Micro, Cl A *	60,300	918
Intel	117,400	2,663
International Business Machines	23,118	4,796
Jack Henry & Associates	7,100	269
Maxim Integrated Products	20,900	556
Microchip Technology	19,833	649
Microsoft	111,500	3,321
SAIC	202,800	2,442
Tech Data *	16,700	757
Total System Services	43,300	1,026
VeriSign *	2,982	145
Zebra Technologies, Cl A *	7,200	270

		41,025

Materials — 2.4%
Aptargroup	18,100	936
Ball	26,000	1,100
Barrick Gold	24,900	1,040
Bemis	39,000	1,227
Compass Minerals International	16,400	1,223
Greif, Cl A	10,500	464
Newmont Mining	21,565	1,208
Packaging Corp of America	19,500	708
Royal Gold	11,907	1,189
Silgan Holdings	29,200	1,271
Sonoco Products	14,500	449

		10,815

Telecommunication Services — 3.4%
AT&T	119,500	4,505
BCE	27,900	1,226
CenturyTel	19,510	788
Iridium Communications *	94,500	692
NTT DoCoMo ADR	114,900	1,857
Rogers Communications, Cl B	23,800	962
SBA Communications, Cl A *	6,200	390
SK Telecom ADR	89,400	1,300
Verizon Communications	26,500	1,208

2	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Schedule of Investments

Tax-Managed Managed Volatility Fund

September 30, 2012

Description	Shares	Market Value ($ Thousands)

Vodafone Group ADR	67,300	$1,918

		14,846

Utilities — 12.8%
AGL Resources	37,264	1,525
Alliant Energy	25,600	1,111
Ameren	31,000	1,013
American Electric Power	62,400	2,742
American States Water	22,500	1,000
American Water Works	28,800	1,067
Atmos Energy	70,000	2,505
Avista	22,800	587
Consolidated Edison	66,263	3,968
Dominion Resources	14,834	785
DTE Energy	33,900	2,032
Edison International	26,200	1,197
El Paso Electric	27,700	949
Entergy	21,000	1,455
Great Plains Energy	53,400	1,189
Hawaiian Electric Industries	58,512	1,539
Idacorp	24,800	1,073
ITC Holdings	12,154	919
Northeast Utilities	74,883	2,863
OGE Energy	44,559	2,471
PG&E	74,000	3,158
Piedmont Natural Gas	37,200	1,208
Pinnacle West Capital	21,100	1,114
Portland General Electric	49,500	1,339
PPL	90,100	2,617
Public Service Enterprise Group	90,700	2,919
SCANA	30,721	1,483
Sempra Energy	4,500	290
Southern	67,677	3,119
TECO Energy	20,000	355
Vectren	67,480	1,930
WGL Holdings	21,500	865
Wisconsin Energy	107,299	4,042

		56,429

Total Common Stock (Cost $352,056) ($ Thousands)		422,615

CASH EQUIVALENT — 4.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.070% ** ††	18,131,731	18,132

Total Cash Equivalent (Cost $18,132) ($ Thousands)		18,132

U.S. TREASURY OBLIGATIONS (A) (B) — 0.2%
U.S. Treasury Bills
0.135%, 1/31/2013	742	742
0.070%, 11/15/2012	11	11

Total U.S. Treasury Obligations (Cost $753) ($ Thousands)		753

Total Investments — 99.9% (Cost $370,941) ($ Thousands)		$441,500

A list of the open futures contracts held by the Fund at September 30, 2012, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index E-MINI	213	Dec-2012	$(52)

For the year ended September 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $442,074 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of September 30, 2012.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	Security, or portion thereof has been pledged as collateral on open futures contracts.

(B)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poor’s

The following is a summary of the inputs used as of September 30, 2012, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$422,615	$—	$—	$422,615
Cash Equivalent	18,132	—	—	18,132
U.S. Treasury Obligations	—	753	—	753

Total Investments in Securities	$440,747	$753	$—	$441,500

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(52)	$—	$—	$(52)

Total Other Financial Instruments	$(52)	$—	$—	$(52)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the year ended September 30, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the year ended September 30, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

3	SEI Institutional Managed Trust / Annual Report / September 30, 2012

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders

SEI Institutional Managed Trust:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of SEI Institutional Managed Trust (the Trust), comprised of the Large Cap Fund, Large Cap Value Fund, Large Cap Growth Fund, Tax-Managed Large Cap Fund, S&P 500 Index Fund, Small Cap Fund, Small Cap Value Fund, Small Cap Growth Fund, Tax-Managed Small/Mid Cap Fund, Mid-Cap Fund, U.S. Managed Volatility Fund, Global Managed Volatility Fund, Tax-Managed Managed Volatility Fund, Real Estate Fund, Enhanced Income Fund, Core Fixed Income Fund, U.S. Fixed Income Fund, High Yield Bond Fund, Real Return Fund, Multi-Strategy Alternative Fund, Multi-Asset Income Fund and the Multi-Asset Capital Stability Fund (twenty-two of the twenty-four funds comprising the Trust), and the accompanying consolidated financial statements of the Multi-Asset Accumulation Fund and the Multi-Asset Inflation Managed Fund (two of the twenty-four funds comprising the Trust) as of and for the year or period ended September 30, 2012, and have issued our unqualified report thereon dated November 29, 2012 (which report, financial statements and consolidated financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audits included an audit of the schedules of investments in securities and the consolidated schedules of investments in securities (collectively, the “Schedules”) of the funds comprising the Trust as of September 30, 2012 appearing in Item 6 of this Form N-CSR. These Schedules are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these Schedules based on our audits.

In our opinion, the Schedules referred to above, when read in conjunction with the financial statements and consolidated financial statements of the funds comprising the Trust referred to above, present fairly, in all material respects, the information set forth therein.

Philadelphia, Pennsylvania

November 29, 2012

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18, 2004 and as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Managed Trust

By	/S/ ROBERT A. NESHER
Robert A. Nesher President & CEO

Date: December 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/S/ ROBERT A. NESHER
Robert A. Nesher President & CEO

Date: December 7, 2012

By	/S/ PETER A. RODRIGUEZ
Peter A. Rodriguez Controller & CFO

Date: December 7, 2012